UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2007

Date of reporting period:         November 30, 2006


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                                              [LOGO]
                                                              -----------------
                                                              WELLS ADVANTAGE
                                                              FARGO FUNDS
                                                              -----------------

--------------------------------------------------------------------------------

                                                      NOVEMBER 30, 2006

--------------------------------------------------------------------------------

                [GRAPHIC OMITTED]

                                                      Semi-Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM)

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio(SM)

Wells Fargo Advantage WealthBuilder Equity Portfolio(SM)

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio(SM)

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio(SM)

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio(SM)

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio(SM)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights
--------------------------------------------------------------------------------
    WealthBuilder Conservative Allocation Portfolio ......................     2
    WealthBuilder Equity Portfolio .......................................     4
    WealthBuilder Growth Allocation Portfolio ............................     6
    WealthBuilder Growth Balanced Portfolio ..............................     8
    WealthBuilder Moderate Balanced Portfolio ............................    10
    WealthBuilder Tactical Equity Portfolio ..............................    12

Fund Expenses (Unaudited) ................................................    14
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
    WealthBuilder Conservative Allocation Portfolio ......................    15
    WealthBuilder Equity Portfolio .......................................    16
    WealthBuilder Growth Allocation Portfolio ............................    17
    WealthBuilder Growth Balanced Portfolio ..............................    18
    WealthBuilder Moderate Balanced Portfolio ............................    19
    WealthBuilder Tactical Equity Portfolio ..............................    20

Financial Statements
--------------------------------------------------------------------------------
    Statements of Assets and Liabilities .................................    22
    Statements of Operations .............................................    24
    Statements of Changes in Net Assets ..................................    26
    Financial Highlights .................................................    30
    Notes to Financial Highlights ........................................    32

Notes to Financial Statements ............................................    33
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    38
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    40
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK--

LETTER TO SHAREHOLDERS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS semi-annual report for the period that ended November 30, 2006. On the following pages, you will find a discussion of each Portfolio, including performance highlights, information about the holdings in each Portfolio, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy began to show signs of declining strength during the six-month period. Gross Domestic Product (GDP) growth for the second and third quarters of 2006 averaged 2.3%. During the last two years, the GDP average growth rate was 3.5%. Inflation edged up during the last six months, with the core Consumer Price Index (CPI) up approximately 2.5% year over year by the end of November 2006. Nevertheless, the Fed has left the Federal funds interest rate unchanged at 5.25% since June 29, 2006.

      Housing remained a closely watched sector during the period as inventory increased and new residential construction declined, especially in over-heated markets. In contrast, sales of new and existing homes in less speculative markets remained reasonably healthy. Mortgage rates declined by about 0.50% during the period and this helped to revive some refinancing activity. Commercial construction and sales strengthened during the period and helped to offset declines in residential construction.

STOCKS CONTINUED TO OUTPACE BONDS
--------------------------------------------------------------------------------

      Equity and bond markets had positive returns during the six-month period, but equities continued to outpace bonds. By the close of November 2006, the S&P 500 Index 1 was within 100 points of the record high it set back in August 2000 and recorded a total return of 11.32% for the six-month period.

      In the bond market, the inverted yield curve had short-term bonds yielding more than long-term bonds. The ten-year Treasury yield declined from 5.00% at the beginning of the six-month period to 4.46% by the end of the period, while the two-year Treasury yield fell from 5.03% at the beginning of the period to 4.61% by the end of the period. The Lehman Brothers U.S. Government/Credit Index 2 recorded a total return of 6.03% for the six-month period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      As stock and bond investors seek to determine where inflation, interest rates, and corporate earnings are headed, we may see more unpredictable movements in the markets. That's one of the reasons we believe that successful investing includes taking a balanced approach by maintaining a portfolio that is diversified and by keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and to keep you on track for reaching your financial goals.

      To help you reach your diversification goals, we offer funds across most major asset classes, each guided by skillful, independent money managers, our subadvisers, chosen for their focused attention to a particular investment style. We believe that our insistence on seeking skillful and independent money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move toward their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      Sincerely,

      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------

1 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

2 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify for inclusion in the Lehman Brothers U.S. Credit Index, bonds must be SEC-registered. You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (the Portfolio) seeks current income with a secondary emphasis on capital appreciation.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

PORTFOLIO MANAGERS                       FUND INCEPTION DATE
  Doug Beath                               09/30/2004
  Galen G. Blomster, CFA
  Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 4.85% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the WealthBuilder Conservative Allocation Composite Index 2, which returned 7.00%. In addition, the Portfolio underperformed the S&P 500 Index 3, which returned 11.32%, and it underperformed the Lehman Brothers U.S. Government/Credit Index 4, which returned 6.03% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Declining interest rates were most beneficial to longer maturing bonds during the period and was a major factor in the Fund, which had the largest allocation to short and intermediate term bonds, underperforming its composite benchmark. The S&P 500 Index exceeded three out of the Fund's four equity style components during the period, and was another factor contributing to the underperformance of the Fund relative to its composite benchmark. Both stocks and bonds produced solid returns during the six-month period. The economy slowed measurably from the strong first quarter in 2006 primarily due to the weakness in housing. Growth outside the housing and auto sectors remained solid. Continued robust profit growth combined with attractive valuations and the cessation of the Fed's cycle of raising the Federal funds rate produced double-digit equity returns and record highs for the Dow Jones Industrial Average. Despite the sharp advance in stock prices, the S&P 500 Index ended the period at historically cheap valuations based on consensus earnings expectations. Performance was strong across all equity classes and styles. Large-cap value stocks ranked highest during the period, led by the energy and utility sectors. Domestic U.S. stocks narrowly outperformed international stocks, and, despite a strong run-up in the last few months, small cap stocks modestly underperformed large cap stocks.

      The yield on 10-year U.S. Treasury bonds declined to less than 4.5% from a yield of more than 5% at the beginning of the six-month period. A slowing economy and expectations that the Fed would cut interest rates contributed to falling yields. Because bond prices move inversely with bond yields, long-term U.S. Treasury bonds were the top fixed-income performers, with returns close to 12% for the period. The more diversified Lehman Brothers U.S. Aggregate Bond Index 5 gained about 6%.

      The proportion of assets in the Portfolio is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance performance by shifting assets between stocks and bonds, maintained a 5% overweighted position in stocks during the entire six-month period. With the S&P 500 Index outperforming long-term U.S. Treasury bonds by a narrow margin during the period, maintaining the 5% TAA shift toward stocks provided a modest boost to Portfolio returns.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Within the large-cap value investment style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. We continually monitor the underlying investments in the Portfolio, and our most recent fund change was made to replace an underperforming investment, increase diversification, and to find a more suitable style within the large-cap value category. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge           Excluding Sales Charge
                                                             ------------------------------   ------------------------------
                                                                                   Life of                          Life of
                                                             6-Months*   1-Year   Portfolio   6-Months*   1-Year   Portfolio
----------------------------------------------------------------------------------------------------------------------------
WealthBuilder Conservative Allocation Portfolio
  (Incept. Date 09/30/2004)                                    3.28       4.67      4.26        4.85       6.27      4.99
----------------------------------------------------------------------------------------------------------------------------
Benchmarks
----------------------------------------------------------------------------------------------------------------------------
  WealthBuilder Conservative Allocation Composite Index 2                                       7.00       7.58      5.71
----------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 3                                                                              11.32      14.22     13.21
----------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Government/Credit Index 4                                                6.03       5.56      3.58
----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Portfolio Turnover**                                                         83%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $10.68

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

EFFECTIVE ALLOCATION 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                                                25%
Bond Funds                                                                 75%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund                    30%
--------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund                    20%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                            20%
--------------------------------------------------------------------------------
MFS High Income Fund                                                          5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                  3%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           3%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            2%
--------------------------------------------------------------------------------
ING International Value Fund                                                  2%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           1%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   1%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        1%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               1%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     WELLS FARGO          Wealthbuilder
               ADVANTAGE WEALTHBUILDER    Conservative
                    CONSERVATIVE           Allocation                       Lehman Brothers U.S.
                ALLOCATION PORTFOLIO     Composite Index   S&P 500 Index   Government/Credit Index
               -----------------------   ---------------   -------------   -----------------------
   9/30/2004           $ 9,850               $10,000          $10,000              $10,000
  10/31/2004           $ 9,949               $10,098          $10,153              $10,087
  11/30/2004           $10,037               $10,115          $10,564              $ 9,975
  12/31/2004           $10,145               $10,258          $10,923              $10,081
   1/31/2005           $10,076               $10,260          $10,657              $10,151
   2/28/2005           $10,106               $10,254          $10,881              $10,084
   3/31/2005           $ 9,997               $10,176          $10,688              $10,014
   4/30/2005           $ 9,966               $10,248          $10,485              $10,164
   5/31/2005           $10,107               $10,401          $10,818              $10,291
   6/30/2005           $10,173               $10,450          $10,834              $10,358
   7/31/2005           $10,244               $10,451          $11,237              $10,241
   8/31/2005           $10,292               $10,539          $11,134              $10,393
   9/30/2005           $10,284               $10,470          $11,224              $10,257
  10/31/2005           $10,180               $10,368          $11,037              $10,169
  11/30/2005           $10,300               $10,484          $11,454              $10,221
  12/31/2005           $10,359               $10,564          $11,459              $10,318
   1/31/2006           $10,474               $10,620          $11,762              $10,299
   2/28/2006           $10,506               $10,654          $11,794              $10,327
   3/31/2006           $10,512               $10,597          $11,940              $10,214
   4/30/2006           $10,571               $10,610          $12,100              $10,182
   5/31/2006           $10,440               $10,540          $11,753              $10,176
   6/30/2006           $10,422               $10,561          $11,768              $10,199
   7/31/2006           $10,473               $10,688          $11,841              $10,332
   8/31/2006           $10,593               $10,870          $12,123              $10,495
   9/30/2006           $10,687               $11,002          $12,436              $10,598
  10/31/2006           $10,821               $11,132          $12,841              $10,665
  11/30/2006           $10,946               $11,278          $13,085              $10,790

--------------------------------------------------------------------------------

1 The Portfolio's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

2 The WealthBuilder Conservative Allocation Composite Index is comprised 20% of the S&P 500 Index's and 80% of the Lehman Brothers U.S. Aggregate Bond Index's holdings. You cannot invest directly in an Index.

3 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

4 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

5 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

6 Characteristics, portfolio holdings, and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO for the life of the Portfolio with the Wealthbuilder Conservative Allocation Composite Index, the S&P 500 Index, and the Lehman Brothers U.S. Government/Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

PORTFOLIO MANAGERS                       FUND INCEPTION DATE
  Doug Beath                               10/01/1997
  Galen G. Blomster, CFA
  Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 8.54% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the S&P 500 Index 2, which returned 11.32% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The S&P 500 Index exceeded three out of the Fund's four equity components during the period, and was the major factor contributing to the Fund's underperformance versus its composite benchmark. Performance was strong across all equity classes and styles. Large-cap value stocks ranked highest during the six-month period, led by the energy and utility sectors. Domestic U.S. stocks narrowly outperformed international stocks, and, despite a strong run-up in the last few months, small cap stocks modestly underperformed large caps. The economy slowed measurably from the strong first quarter of 2006 primarily due to the weakness in housing. Growth outside the housing and auto sectors remained solid. Continued robust profit growth combined with attractive valuations and the cessation of the Fed's cycle of raising the Federal funds rate produced double-digit equity returns and record highs for the Dow Jones Industrial Average. Despite the sharp advance in stock prices, the S&P 500 Index ended the period at historically cheap valuations based on consensus earnings expectations.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Within the large-cap value investment style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. We continually monitor the underlying investments in the Portfolio, and our most recent fund change was made to replace an underperforming investment, increase diversification, and to find a more suitable style within the large-cap value category. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the current economic expansion is sustainable into 2007 and that the environment may be ripe for continued positive returns in the equity market because corporate earnings growth remains strong and valuations remain attractive. In addition, the Portfolio's broad diversification among the major equity styles may help to manage risks.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO.

1 The Portfolio's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

            Prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth and Income Portfolio. Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth and Income Portfolio, its predecessor Portfolio.

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                         Including Sales Charge                    Excluding Sales Charge
                                 ---------------------------------------   ---------------------------------------
                                                                Life of                                   Life of
                                 6-Months*   1-Year   5-Year   Portfolio   6-Months*   1-Year   5-Year   Portfolio
------------------------------------------------------------------------------------------------------------------
WealthBuilder Equity Portfolio
  (Incept. Date 10/01/1997)        6.91      11.63     5.69      4.54        8.54      13.33     6.01      4.71
------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 2                                                           11.32      14.22     6.07      6.01
------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Portfolio Turnover**                                                         25%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $14.11

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 15%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                          15%
--------------------------------------------------------------------------------
ING International Value Fund                                                 10%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                         10%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            8%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    8%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          7%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   6%
--------------------------------------------------------------------------------

EFFECTIVE ALLOCATION 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International                                                              20%
Large Cap Growth                                                           29%
Large Cap Value                                                            31%
Small Cap                                                                  20%

GROWTH OF $10,000 INVESTMENT 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                  WELLS FARGO
                            ADVANTAGE WEALTHBUILDER
                               EQUITY PORTFOLIO                   S&P 500 Index
                            -----------------------               -------------
   10/1/1997                        $ 9,850                          $10,000
  10/31/1997                        $ 9,446                          $ 9,666
  11/30/1997                        $ 9,584                          $10,114
  12/31/1997                        $ 9,727                          $10,287
   1/31/1998                        $ 9,835                          $10,401
   2/28/1998                        $10,456                          $11,151
   3/31/1998                        $10,929                          $11,721
   4/30/1998                        $11,067                          $11,841
   5/31/1998                        $10,811                          $11,637
   6/30/1998                        $10,949                          $12,110
   7/31/1998                        $10,604                          $11,981
   8/31/1998                        $ 8,948                          $10,250
   9/30/1998                        $ 9,293                          $10,907
  10/31/1998                        $ 9,963                          $11,794
  11/30/1998                        $10,584                          $12,509
  12/31/1998                        $11,154                          $13,229
   1/31/1999                        $11,480                          $13,782
   2/28/1999                        $11,085                          $13,353
   3/31/1999                        $11,509                          $13,888
   4/30/1999                        $12,003                          $14,425
   5/31/1999                        $11,795                          $14,085
   6/30/1999                        $12,456                          $14,866
   7/31/1999                        $12,239                          $14,402
   8/31/1999                        $12,081                          $14,331
   9/30/1999                        $11,884                          $13,938
  10/31/1999                        $12,565                          $14,820
  11/30/1999                        $13,127                          $15,121
  12/31/1999                        $14,198                          $16,012
   1/31/2000                        $13,760                          $15,208
   2/29/2000                        $14,088                          $14,921
   3/31/2000                        $15,024                          $16,380
   4/30/2000                        $14,536                          $15,887
   5/31/2000                        $14,038                          $15,561
   6/30/2000                        $14,775                          $15,946
   7/31/2000                        $14,457                          $15,697
   8/31/2000                        $15,323                          $16,672
   9/30/2000                        $14,715                          $15,791
  10/31/2000                        $14,447                          $15,725
  11/30/2000                        $13,292                          $14,486
  12/31/2000                        $13,773                          $14,557
   1/31/2001                        $13,899                          $15,074
   2/28/2001                        $12,592                          $13,700
   3/31/2001                        $11,567                          $12,833
   4/30/2001                        $12,550                          $13,829
   5/31/2001                        $12,581                          $13,922
   6/30/2001                        $12,288                          $13,583
   7/31/2001                        $12,006                          $13,450
   8/31/2001                        $11,358                          $12,610
   9/30/2001                        $10,207                          $11,592
  10/31/2001                        $10,542                          $11,813
  11/30/2001                        $11,222                          $12,720
  12/31/2001                        $11,499                          $12,831
   1/31/2002                        $11,200                          $12,644
   2/28/2002                        $10,892                          $12,400
   3/31/2002                        $11,445                          $12,866
   4/30/2002                        $10,988                          $12,087
   5/31/2002                        $10,775                          $11,997
   6/30/2002                        $10,061                          $11,143
   7/31/2002                        $ 8,965                          $10,275
   8/31/2002                        $ 8,986                          $10,342
   9/30/2002                        $ 7,996                          $ 9,219
  10/31/2002                        $ 8,603                          $10,029
  11/30/2002                        $ 9,135                          $10,619
  12/31/2002                        $ 8,592                          $ 9,995
   1/31/2003                        $ 8,283                          $ 9,734
   2/28/2003                        $ 8,092                          $ 9,588
   3/31/2003                        $ 8,102                          $ 9,680
   4/30/2003                        $ 8,794                          $10,478
   5/31/2003                        $ 9,359                          $11,029
   6/30/2003                        $ 9,486                          $11,170
   7/31/2003                        $ 9,763                          $11,367
   8/31/2003                        $ 9,997                          $11,589
   9/30/2003                        $ 9,859                          $11,466
  10/31/2003                        $10,487                          $12,114
  11/30/2003                        $10,668                          $12,220
  12/31/2003                        $11,115                          $12,861
   1/31/2004                        $11,360                          $13,097
   2/29/2004                        $11,531                          $13,279
   3/31/2004                        $11,477                          $13,079
   4/30/2004                        $11,115                          $12,873
   5/31/2004                        $11,243                          $13,050
   6/30/2004                        $11,499                          $13,303
   7/31/2004                        $10,998                          $12,863
   8/31/2004                        $10,956                          $12,914
   9/30/2004                        $11,222                          $13,054
  10/31/2004                        $11,488                          $13,253
  11/30/2004                        $12,095                          $13,790
  12/31/2004                        $12,521                          $14,259
   1/31/2005                        $12,137                          $13,911
   2/28/2005                        $12,393                          $14,203
   3/31/2005                        $12,116                          $13,952
   4/30/2005                        $11,733                          $13,687
   5/31/2005                        $12,180                          $14,122
   6/30/2005                        $12,329                          $14,142
   7/31/2005                        $12,904                          $14,668
   8/31/2005                        $12,851                          $14,534
   9/30/2005                        $13,053                          $14,652
  10/31/2005                        $12,766                          $14,407
  11/30/2005                        $13,255                          $14,952
  12/31/2005                        $13,394                          $14,958
   1/31/2006                        $13,937                          $15,354
   2/28/2006                        $13,979                          $15,396
   3/31/2006                        $14,256                          $15,587
   4/30/2006                        $14,458                          $15,796
   5/31/2006                        $13,841                          $15,342
   6/30/2006                        $13,798                          $15,362
   7/31/2006                        $13,639                          $15,457
   8/31/2006                        $13,937                          $15,825
   9/30/2006                        $14,203                          $16,234
  10/31/2006                        $14,682                          $16,763
  11/30/2006                        $15,023                          $17,081

--------------------------------------------------------------------------------

3 Characteristics, portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and effective allocation.

4 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (the Portfolio) seeks capital appreciation with a secondary emphasis on current income.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

PORTFOLIO MANAGERS                       FUND INCEPTION DATE
  Doug Beath                               09/30/2004
  Galen G. Blomster, CFA
  Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 7.88% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the WealthBuilder Growth Allocation Composite Index 2, which returned 10.23%. In addition, the Portfolio outperformed the Lehman Brothers U.S. Government/Credit Index 3, which returned 6.03%, and it underperformed the S&P 500 Index 4, which returned 11.32% during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The S&P 500 Index exceeded three out of the Fund's four equity style components during the period, and was the major factor contributing to the underperformance of the Fund relative to its composite benchmark. Declining interest rates were most beneficial to longer maturing bonds during the last six-month period and was also a factor in the Fund, which had a significant allocation to intermediate term bonds, underperforming its benchmark. Both stocks and bonds produced solid returns during the six-month period. The economy slowed measurably from the strong first quarter in 2006 primarily due to the weakness in housing. Growth outside the housing and auto sectors remained solid. Continued robust profit growth combined with attractive valuations and the cessation of the Fed's cycle of raising the Federal funds rate produced double-digit equity returns and record highs for the Dow Jones Industrial Average. Despite the sharp advance in stock prices, the S&P 500 Index ended the period at historically cheap valuations based on consensus earnings expectations. Performance was strong across all equity classes and styles. Large-cap value stocks ranked highest during the period, led by the energy and utility sectors. Domestic U.S. stocks narrowly outperformed international stocks, and, despite a strong run-up in the last few months, small cap stocks modestly underperformed large cap stocks.

      The yield on 10-year U.S. Treasury bonds declined to less than 4.5% from a yield of more than 5% at the beginning of the six-month period. A slowing economy and expectations that the Fed would cut interest rates contributed to falling yields. Because bond prices move inversely with bond yields, long-term U.S. Treasury bonds were the top fixed-income performers, with returns close to 12% for the period. The more diversified Lehman Brothers U.S. Aggregate Bond Index 5 gained about 6%.

      The proportion of assets in the Portfolio is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance performance by shifting assets between stocks and bonds, maintained a 15% overweighted position in stocks during the entire six-month period. With the S&P 500 Index outperforming long-term U.S. Treasury bonds by a narrow margin during the period, maintaining the 15% TAA shift toward stocks provided a modest boost to Portfolio returns.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Within the large-cap value investment style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. We continually monitor the underlying investments in the Portfolio, and our most recent fund change was made to replace an underperforming investment, increase diversification, and to find a more suitable style within the large-cap value category. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                          Including Sales Charge           Excluding Sales Charge
                                                      ------------------------------   ------------------------------
                                                                            Life of                          Life of
                                                      6-Months*   1-Year   Portfolio   6-Months*   1-Year   Portfolio
---------------------------------------------------------------------------------------------------------------------
WealthBuilder Growth Allocation Portfolio
  (Incept. Date 09/30/2004)                             6.26      10.43      12.04       7.88      12.11      12.83
---------------------------------------------------------------------------------------------------------------------
Benchmarks
---------------------------------------------------------------------------------------------------------------------
  WealthBuilder Growth Allocation Composite Index 2                                     10.23      12.54      11.33
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Government/Credit Index 3                                         6.03       5.56       3.58
---------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 4                                                                       11.32      14.22      13.21
---------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Portfolio Turnover**                                                         44%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $12.87

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

EFFECTIVE ALLOCATION 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                                                95%
Bond Funds                                                                  5%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 12%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                          12%
--------------------------------------------------------------------------------
ING International Value Fund                                                  8%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          8%
--------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund                     7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                             7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    6%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               6%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          6%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           6%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            6%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   5%
--------------------------------------------------------------------------------
MFS High Income Fund                                                          3%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           3%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE   Wealthbuilder Growth
                WEALTHBUILDER GROWTH    Allocation Composite    Lehman Brothers U.S.
                ALLOCATION PORTFOLIO           Index           Government/Credit Index   S&P 500 Index
                ---------------------   --------------------   -----------------------   -------------
   9/30/2004           $ 9,850                $10,000                  $10,000              $10,000
  10/31/2004           $10,047                $10,139                  $10,087              $10,153
  11/30/2004           $10,431                $10,451                  $ 9,975              $10,564
  12/31/2004           $10,761                $10,755                  $10,081              $10,923
   1/31/2005           $10,505                $10,558                  $10,151              $10,657
   2/28/2005           $10,702                $10,724                  $10,084              $10,881
   3/31/2005           $10,495                $10,561                  $10,014              $10,688
   4/30/2005           $10,189                $10,429                  $10,164              $10,485
   5/31/2005           $10,564                $10,717                  $10,291              $10,818
   6/30/2005           $10,672                $10,741                  $10,358              $10,834
   7/31/2005           $11,136                $11,041                  $10,241              $11,237
   8/31/2005           $11,087                $10,989                  $10,393              $11,134
   9/30/2005           $11,235                $11,037                  $10,257              $11,224
  10/31/2005           $11,008                $10,872                  $10,169              $11,037
  11/30/2005           $11,412                $11,211                  $10,221              $11,454
  12/31/2005           $11,502                $11,235                  $10,318              $11,459
   1/31/2006           $11,919                $11,473                  $10,299              $11,762
   2/28/2006           $11,939                $11,506                  $10,327              $11,794
   3/31/2006           $12,148                $11,598                  $10,214              $11,940
   4/30/2006           $12,337                $11,718                  $10,182              $12,100
   5/31/2006           $11,860                $11,446                  $10,176              $11,753
   6/30/2006           $11,810                $11,463                  $10,199              $11,768
   7/31/2006           $11,710                $11,551                  $10,332              $11,841
   8/31/2006           $11,939                $11,805                  $10,495              $12,123
   9/30/2006           $12,148                $12,069                  $10,598              $12,436
  10/31/2006           $12,536                $12,400                  $10,665              $12,841
  11/30/2006           $12,794                $12,617                  $10,790              $13,085

--------------------------------------------------------------------------------

1 The Portfolio's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

            Prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth and Income Portfolio.

2 The WealthBuilder Growth Allocation Composite Index is comprised 80% of the S&P 500 Index's and 20% of the Lehman Brothers U.S. Aggregate Bond Index's holdings. You cannot invest directly in an Index.

3 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

6 Characteristics, portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO for the life of the Portfolio with the WealthBuilder Growth Allocation Composite Index, the Lehman Brothers U.S. Government/Credit Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (the Portfolio) seeks a combination of capital appreciation and current income.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

PORTFOLIO MANAGERS                       FUND INCEPTION DATE
  Doug Beath                               10/01/1997
  Galen G. Blomster, CFA
  Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 7.39% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the WealthBuilder Growth Balanced Composite Index 2, which returned 9.42%. In addition, the Portfolio outperformed the Lehman Brothers U.S. Government/Credit Index 3, which returned 6.03%, and it underperformed the S&P 500 Index 4, which returned 11.32% during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The S&P 500 Index exceeded three out of the Fund's four equity style components during the period, and was the major factor contributing to the underperformance of the Fund relative to its composite benchmark. Declining interest rates were most beneficial to longer maturing bonds during the last six-month period and was also a factor in the Fund, which had a significant allocation to intermediate term bonds, underperforming its benchmark. Both stocks and bonds produced solid returns during the period, ensuring that the Fund's performance was positive. The economy slowed measurably from the strong first quarter in 2006 primarily due to the weakness in housing. Growth outside the housing and auto sectors remained solid. Continued robust profit growth combined with attractive valuations and the cessation of the Fed's cycle of raising the Federal funds rate produced double-digit equity returns and record highs for the Dow Jones Industrial Average. Despite the sharp advance in stock prices, the S&P 500 Index ended the period at historically cheap valuations based on consensus earnings expectations. Performance was strong across all equity classes and styles. Large-cap value stocks ranked highest during the period, led by the energy and utility sectors. Domestic U.S. stocks narrowly outperformed international stocks, and, despite a strong run-up in the last few months, small cap stocks modestly underperformed large cap stocks.

      The yield on 10-year U.S. Treasury bonds declined to less than 4.5% from a yield of more than 5% at the beginning of the six-month period. A slowing economy and expectations that the Fed would cut interest rates contributed to falling yields. Because bond prices move inversely with bond yields, long-term U.S. Treasury bonds were the top fixed-income performers, with returns close to 12% for the period. The more diversified Lehman Brothers U.S. Aggregate Bond Index 5 gained about 6%.

      The proportion of assets in the Portfolio is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance performance by shifting assets between stocks and bonds, maintained a 15% overweighted position in stocks during the entire six-month period. With the S&P 500 Index outperforming long-term U.S. Treasury bonds by a narrow margin during the period, maintaining the 15% TAA shift toward stocks provided a modest boost to Portfolio returns.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Within the large-cap value investment style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. We continually monitor the underlying investments in the Portfolio, and our most recent fund change was made to replace an underperforming investment, increase diversification, and to find a more suitable style within the large-cap value category. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO.

1 The Portfolio's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower. (CONTINUED)

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                            Including Sales Charge                   Excluding Sales Charge
                                                    --------------------------------------   --------------------------------------
                                                                                  Life of                                  Life of
                                                    6-Months*  1-Year   5-Year   Portfolio   6-Months*  1-Year   5-Year   Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
WealthBuilder Growth Balanced Portfolio
  (Incept. Date 10/01/1997)                           5.78      9.90     5.52      5.41        7.39     11.57     5.84      5.58
-----------------------------------------------------------------------------------------------------------------------------------
Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
  WealthBuilder Growth Balanced Composite Index 2                                              9.42     11.29     5.95      6.39
-----------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Government/Credit Index 3                                               6.03      5.56     5.16      6.22
-----------------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 4                                                                             11.32     14.22     6.07      6.01
-----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Portfolio Turnover**                                                         62%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $13.37

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

EFFECTIVE ALLOCATION 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                                                 80%
Bond Funds                                                                  20%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund                    14%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                            12%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                          10%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 10%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          8%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
ING International Value Fund                                                  5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           5%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          4%
--------------------------------------------------------------------------------
MFS High Income Fund                                                          4%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    4%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE   Wealthbuilder Growth   Lehman Brothers U.S.
               WEALTHBUILDER GROWTH          Balanced          Government/Credit
                BALANCED PORTFOLIO       Composite Index             Index           S&P 500 Index
               ---------------------   --------------------   --------------------   -------------
   10/1/1997          $ 9,850                $ 10000                $ 10000             $10,000
  10/31/1997          $ 9,811                $ 9,834                $10,160             $ 9,666
  11/30/1997          $ 9,820                $10,145                $10,214             $10,114
  12/31/1997          $ 9,912                $10,294                $10,321             $10,287
   1/31/1998          $ 9,971                $10,415                $10,466             $10,401
   2/28/1998          $10,386                $10,900                $10,445             $11,151
   3/31/1998          $10,702                $11,275                $10,477             $11,721
   4/30/1998          $10,811                $11,370                $10,530             $11,841
   5/31/1998          $10,673                $11,281                $10,643             $11,637
   6/30/1998          $10,762                $11,612                $10,751             $12,110
   7/31/1998          $10,554                $11,540                $10,760             $11,981
   8/31/1998          $ 9,418                $10,523                $10,970             $10,250
   9/30/1998          $ 9,714                $11,047                $11,284             $10,907
  10/31/1998          $10,356                $11,610                $11,204             $11,794
  11/30/1998          $10,910                $12,090                $11,271             $12,509
  12/31/1998          $11,419                $12,556                $11,299             $13,229
   1/31/1999          $11,668                $12,928                $11,379             $13,782
   2/28/1999          $11,310                $12,588                $11,108             $13,353
   3/31/1999          $11,608                $12,940                $11,164             $13,888
   4/30/1999          $11,956                $13,280                $11,191             $14,425
   5/31/1999          $11,767                $13,035                $11,076             $14,085
   6/30/1999          $12,175                $13,491                $11,041             $14,866
   7/31/1999          $12,026                $13,197                $11,011             $14,402
   8/31/1999          $11,896                $13,152                $11,002             $14,331
   9/30/1999          $11,797                $12,972                $11,101             $13,938
  10/31/1999          $12,235                $13,522                $11,130             $14,820
  11/30/1999          $12,593                $13,700                $11,124             $15,121
  12/31/1999          $13,070                $14,201                $11,056             $16,012
   1/31/2000          $12,824                $13,721                $11,053             $15,208
   2/29/2000          $13,070                $13,611                $11,191             $14,921
   3/31/2000          $13,582                $14,538                $11,353             $16,380
   4/30/2000          $13,295                $14,240                $11,298             $15,887
   5/31/2000          $13,029                $14,048                $11,288             $15,561
   6/30/2000          $13,500                $14,375                $11,518             $15,946
   7/31/2000          $13,387                $14,275                $11,640             $15,697
   8/31/2000          $13,858                $14,923                $11,804             $16,672
   9/30/2000          $13,561                $14,444                $11,849             $15,791
  10/31/2000          $13,428                $14,438                $11,923             $15,725
  11/30/2000          $12,947                $13,781                $12,127             $14,486
  12/31/2000          $13,346                $13,915                $12,366             $14,557
   1/31/2001          $13,500                $14,315                $12,574             $15,074
   2/28/2001          $12,708                $13,511                $12,703             $13,700
   3/31/2001          $12,048                $12,978                $12,762             $12,833
   4/30/2001          $12,840                $13,615                $12,666             $13,829
   5/31/2001          $12,862                $13,703                $12,739             $13,922
   6/30/2001          $12,653                $13,504                $12,800             $13,583
   7/31/2001          $12,543                $13,523                $13,119             $13,450
   8/31/2001          $12,147                $13,028                $13,287             $12,610
   9/30/2001          $11,288                $12,397                $13,410             $11,592
  10/31/2001          $11,563                $12,642                $13,750             $11,813
  11/30/2001          $12,202                $13,211                $13,524             $12,720
  12/31/2001          $12,399                $13,257                $13,418             $12,831
   1/31/2002          $12,141                $13,169                $13,516             $12,644
   2/28/2002          $11,905                $13,048                $13,631             $12,400
   3/31/2002          $12,343                $13,291                $13,354             $12,866
   4/30/2002          $12,085                $12,858                $13,613             $12,087
   5/31/2002          $11,950                $12,835                $13,739             $11,997
   6/30/2002          $11,466                $12,280                $13,855             $11,143
   7/31/2002          $10,511                $11,710                $14,022             $10,275
   8/31/2002          $10,511                $11,829                $14,337             $10,342
   9/30/2002          $ 9,634                $11,061                $14,645             $ 9,219
  10/31/2002          $10,230                $11,675                $14,505             $10,029
  11/30/2002          $10,758                $12,120                $14,514             $10,619
  12/31/2002          $10,233                $11,745                $14,898             $ 9,995
   1/31/2003          $ 9,972                $11,549                $14,898             $ 9,734
   2/28/2003          $ 9,790                $11,493                $15,163             $ 9,588
   3/31/2003          $ 9,836                $11,561                $15,143             $ 9,680
   4/30/2003          $10,516                $12,214                $15,305             $10,478
   5/31/2003          $10,981                $12,711                $15,740             $11,029
   6/30/2003          $11,117                $12,808                $15,677             $11,170
   7/31/2003          $11,424                $12,804                $15,020             $11,367
   8/31/2003          $11,628                $12,996                $15,119             $11,589
   9/30/2003          $11,469                $13,027                $15,598             $11,466
  10/31/2003          $12,070                $13,463                $15,401             $12,114
  11/30/2003          $12,241                $13,551                $15,442             $12,220
  12/31/2003          $12,715                $14,061                $15,594             $12,861
   1/31/2004          $12,921                $14,269                $15,736             $13,097
   2/29/2004          $13,048                $14,452                $15,928             $13,279
   3/31/2004          $12,990                $14,348                $16,075             $13,079
   4/30/2004          $12,703                $14,071                $15,581             $12,873
   5/31/2004          $12,795                $14,177                $15,502             $13,050
   6/30/2004          $13,025                $14,384                $15,565             $13,303
   7/31/2004          $12,589                $14,124                $15,730             $12,863
   8/31/2004          $12,566                $14,255                $16,064             $12,914
   9/30/2004          $12,784                $14,369                $16,120             $13,054
  10/31/2004          $13,013                $14,554                $16,260             $13,253
  11/30/2004          $13,587                $14,896                $16,080             $13,790
  12/31/2004          $13,946                $15,273                $16,250             $14,259
   1/31/2005          $13,610                $15,065                $16,364             $13,911
   2/28/2005          $13,853                $15,240                $16,256             $14,203
   3/31/2005          $13,575                $15,037                $16,142             $13,952
   4/30/2005          $13,228                $14,923                $16,384             $13,687
   5/31/2005          $13,598                $15,288                $16,589             $14,122
   6/30/2005          $13,726                $15,331                $16,697             $14,142
   7/31/2005          $14,223                $15,653                $16,508             $14,668
   8/31/2005          $14,154                $15,630                $16,754             $14,534
   9/30/2005          $14,351                $15,656                $16,535             $14,652
  10/31/2005          $14,096                $15,443                $16,393             $14,407
  11/30/2005          $14,524                $15,846                $16,476             $14,952
  12/31/2005          $14,605                $15,903                $16,633             $14,958
   1/31/2006          $15,090                $16,177                $16,603             $15,354
   2/28/2006          $15,139                $16,224                $16,648             $15,396
   3/31/2006          $15,393                $16,300                $16,465             $15,587
   4/30/2006          $15,611                $16,431                $16,414             $15,796
   5/31/2006          $15,090                $16,118                $16,404             $15,342
   6/30/2006          $15,030                $16,144                $16,441             $15,362
   7/31/2006          $14,957                $16,285                $16,655             $15,457
   8/31/2006          $15,224                $16,624                $16,918             $15,825
   9/30/2006          $15,466                $16,953                $17,084             $16,234
  10/31/2006          $15,915                $17,351                $17,192             $16,763
  11/30/2006          $16,205                $17,636                $17,393             $17,081

--------------------------------------------------------------------------------

            Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio.

2 The WealthBuilder Growth Balanced Composite Index is comprised 65% of the S&P 500 Index's and 35% of the Lehman Brothers U.S. Aggregate Bond Index's holdings. You cannot invest directly in an Index.

3 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

4 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

6 Characteristics, portfolio holdings, and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO for the life of the Portfolio with the WealthBuilder Growth Balanced Composite Index, the Lehman Brothers U.S. Government/Credit Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (the Portfolio) seeks a combination of current income and capital appreciation.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

PORTFOLIO MANAGERS                       FUND INCEPTION DATE
  Doug Beath                               09/30/2004
  Galen G. Blomster, CFA
  Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 6.06% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the WealthBuilder Moderate Balanced Composite Index 2, which returned 8.07%. In addition, the Portfolio outperformed the Lehman Brothers U.S. Government/Credit Index 3, which returned 6.03% and underperformed the S&P 500 Index 4 which returned 11.32% during the period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      Declining interest rates were most beneficial to longer maturing bonds during the period and was a major factor in the Fund, which had the largest allocation to short and intermediate term bonds, underperforming its composite benchmark. The S&P 500 Index exceeded three out of the Fund's four equity style components during the period, and was another factor contributing to the underperformance of the Fund relative to its composite benchmark. Both stocks and bonds produced solid returns during the period, ensuring that the Fund's performance was positive. The economy slowed measurably from the strong first quarter in 2006 primarily due to the weakness in housing. Growth outside the housing and auto sectors remained solid. Continued robust profit growth combined with attractive valuations and the cessation of the Fed's cycle of raising the Federal funds rate produced double-digit equity returns and record highs for the Dow Jones Industrial Average. Despite the sharp advance in stock prices, the S&P 500 Index ended the period at historically cheap valuations based on consensus earnings expectations. Performance was strong across all equity classes and styles. Large-cap value stocks ranked highest during the period, led by the energy and utility sectors. Domestic U.S. stocks narrowly outperformed international stocks, and, despite a strong run-up in the last few months, small cap stocks modestly underperformed large cap stocks.

      The yield on 10-year U.S. Treasury bonds declined to less than 4.5% from a yield of more than 5% at the beginning of the six-month period. A slowing economy and expectations that the Fed would cut interest rates contributed to falling yields. Because bond prices move inversely with bond yields, long-term U.S. Treasury bonds were the top fixed-income performers, with returns close to 12% for the period. The more diversified Lehman Brothers U.S. Aggregate Bond Index 5 gained about 6%.

      The proportion of assets in the Portfolio is determined by a proprietary investment strategy called the Tactical Asset Allocation (TAA) Model. The TAA Model, which seeks to enhance performance by shifting assets between stocks and bonds, maintained a 10% overweighted position in stocks during the entire six-month period. With the S&P 500 Index outperforming long-term U.S. Treasury bonds by a narrow margin during the period, maintaining the 10% TAA shift toward stocks provided a modest boost to Portfolio returns.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Within the large-cap value investment style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. We continually monitor the underlying investments in the Portfolio, and our most recent fund change was made to replace an underperforming investment, increase diversification, and to find a more suitable style within the large-cap value category. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although stock prices rose during the period, U.S. Treasury bond yields moved lower and our TAA Model indicated that stocks were still more attractive than bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweighted in stocks until the relative valuation between stocks and bonds returns to a more balanced position.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCK VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK, HIGH-YIELD SECURITIES RISK, AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                          Including Sales Charge           Excluding Sales Charge
                                                      ------------------------------   ------------------------------
                                                                            Life of                          Life of
                                                      6-Months*   1-Year   Portfolio   6-Months*   1-Year   Portfolio
---------------------------------------------------------------------------------------------------------------------
WealthBuilder Moderate Balanced Portfolio
  (Incept. Date 09/30/2004)                             4.47       6.99      7.21         6.06      8.61       7.97
---------------------------------------------------------------------------------------------------------------------
Benchmarks
---------------------------------------------------------------------------------------------------------------------
  WealthBuilder Moderate Balanced Composite Index 2                                       8.07      9.22       7.57
---------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Government/Credit Index 3                                          6.03      5.56       3.58
---------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 4                                                                        11.32     14.22      13.21
---------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Portfolio Turnover**                                                         64%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $11.53

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

EFFECTIVE ALLOCATION 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                                                 50%
Bond Funds                                                                  50%

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 6 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government Bond Fund                    20%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                            15%
--------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund                    15%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                  6%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           6%
--------------------------------------------------------------------------------
MFS High Income Fund                                                          5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
ING International Value Fund                                                  4%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    3%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               3%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   3%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           2%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE      WealthBuilder
               WEALTHBUILDER MODERATE   Moderate Balanced    Lehman Brothers U.S.
                 BALANCED PORTFOLIO      Composite Index    Government/Credit Index   S&P 500 Index
               ----------------------   -----------------   -----------------------   -------------
   9/30/2004          $ 9,850                $10,000                $10,000              $10,000
  10/31/2004          $10,017                $10,111                $10,087              $10,153
  11/30/2004          $10,195                $10,227                $ 9,975              $10,564
  12/31/2004          $10,393                $10,422                $10,081              $10,923
   1/31/2005          $10,235                $10,360                $10,151              $10,657
   2/28/2005          $10,344                $10,410                $10,084              $10,881
   3/31/2005          $10,186                $10,305                $10,014              $10,688
   4/30/2005          $10,057                $10,310                $10,164              $10,485
   5/31/2005          $10,284                $10,508                $10,291              $10,818
   6/30/2005          $10,363                $10,549                $10,358              $10,834
   7/31/2005          $10,581                $10,648                $10,241              $11,237
   8/31/2005          $10,591                $10,691                $10,393              $11,134
   9/30/2005          $10,638                $10,659                $10,257              $11,224
  10/31/2005          $10,489                $10,538                $10,169              $11,037
  11/30/2005          $10,707                $10,725                $10,221              $11,454
  12/31/2005          $10,778                $10,788                $10,318              $11,459
   1/31/2006          $11,008                $10,902                $10,299              $11,762
   2/28/2006          $11,038                $10,936                $10,327              $11,794
   3/31/2006          $11,106                $10,926                $10,214              $11,940
   4/30/2006          $11,216                $10,973                $10,182              $12,100
   5/31/2006          $10,965                $10,839                $10,176              $11,753
   6/30/2006          $10,943                $10,859                $10,199              $11,768
   7/31/2006          $10,943                $10,974                $10,332              $11,841
   8/31/2006          $11,104                $11,179                $10,495              $12,123
   9/30/2006          $11,246                $11,353                $10,598              $12,436
  10/31/2006          $11,458                $11,546                $10,665              $12,841
  11/30/2006          $11,630                $11,714                $10,790              $13,085

--------------------------------------------------------------------------------

1 The Portfolio's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

2 The WealthBuilder Moderate Balanced Composite Index is comprised 40% of the S&P 500 Index's and 60% of the Lehman Brothers U.S. Aggregate Bond Index's holdings. You cannot invest directly in an Index.

3 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

4 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the directly in an Index.

5 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers U.S. Government/Credit Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index, and includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

6 Characteristics, portfolio holdings, and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a TAA shift toward stocks or bonds is reflected in the effective allocations shown.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO for the life of the Portfolio with the WealthBuilder Moderate Balanced Composite Index, the Lehman Brothers U.S. Government/Credit Index and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS            PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

ADVISER                                  SUBADVISER
  Wells Fargo Funds Management, LLC        Wells Capital Management Incorporated

PORTFOLIO MANAGERS                       FUND INCEPTION DATE
  Doug Beath                               10/01/1997
  Galen G. Blomster, CFA
  Jeffrey P. Mellas

HOW DID THE PORTFOLIO PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Portfolio returned 9.88% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the S&P 500 Index 2, which returned 11.32% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE PORTFOLIO AND ARE DESCRIBED IN THE PORTFOLIO'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Portfolio's significant overweighting in large-cap value stocks versus large-cap growth stocks and its underweighting in U.S. domestic small cap stocks versus large cap stocks contributed positively to performance during the period. The Portfolio's underweighting in U.S. domestic stocks versus international stocks slightly hurt performance. The S&P 500 index exceeded three out of the Fund's four equity style components during the period, including the Fund's largest allocation, international equities, and was the main factor why the Fund underperformed its composite benchmark. The economy slowed measurably from the strong first quarter of 2006 primarily due to the weakness in housing. Growth outside the housing and auto sectors remained solid. Continued robust profit growth combined with attractive valuations and the cessation of the Fed's cycle of raising the Federal funds rate produced double-digit equity returns and record highs for the Dow Jones Industrial Average. Despite the sharp advance in stock prices, the S&P 500 Index ended the period at historically cheap valuations based on consensus earnings per share. Performance was strong across all equity classes and styles. Large-cap value stocks ranked highest during the period, led by energy and utility sectors. Domestic U.S. stocks slightly exceeded international, and, despite the strong run-up in the past few months, small cap stocks slightly underperformed large cap stocks.

      The proportion of assets in different equity styles is determined by a proprietary investment strategy called the Tactical Equity Allocation (TEA) Model, which seeks to enhance performance by shifting emphasis between equity styles depending upon market conditions. As of November 30, 2006, 8% of the assets were invested in the large-cap growth style, 36% in the large-cap value style, 6% in the small cap style, and 50% in the international style.

WHAT CHANGES DID YOU MAKE TO THE PORTFOLIO'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Within the large-cap value investment style, we replaced the MFS Strategic Value Fund with the DWS Dreman High Return Equity Fund. We continually monitor the underlying investments in the Portfolio, and our most recent fund change was made to replace an underperforming investment, increase diversification, and find a more suitable style within the large-cap value category. During routine reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers' experience and tenure, performance of the funds, and the funds' risk profiles.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The TEA Model continues to emphasize international, large cap, and value stocks. The current allocation emphasis has been in place since the end of April 2005, when we shifted assets from small cap stocks to large cap stocks. The previous changes occurred at the end of April 2002, when we shifted the Portfolio's emphasis from domestic stocks to international stocks, and at the end of March 2001, when we shifted from growth stocks to value stocks within the domestic large cap sector. To make a change in our asset allocation emphasis, we look for indications of a change in both relative momentum and fundamentals. Our measure of relative momentum currently favors international, small cap, and value stocks. We believe that the trend of a flattening yield curve, which began in June 2004, is fundamentally consistent with the large cap emphasis. After rebounding in 2005, the U.S. dollar has declined this year, leading us to favor international stocks.

      STOCK FUND VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND SMALL COMPANY INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Portfolio's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO.

1 The Portfolio's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Portfolio. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Portfolio's returns would have been lower.

            Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO was named the Wells Fargo WealthBuilder Equity Portfolio, and prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth Portfolio and Income Portfolio. Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth Portfolio, its predecessor portfolio.

PERFORMANCE HIGHLIGHTS            WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                   Including Sales Charge                    Excluding Sales Charge
                                           ---------------------------------------   ---------------------------------------
                                                                          Life of                                   Life of
                                           6-Months*   1-Year   5-Year   Portfolio   6-Months*   1-Year   5-Year   Portfolio
----------------------------------------------------------------------------------------------------------------------------
WealthBuilder Tactical Equity Portfolio
  (Incept. Date 10/01/1997)                  8.24      17.66    8.28       6.15        9.88      19.45     8.61      6.33
----------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 2                                                                     11.32      14.22     6.07      6.01
----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Portfolio Turnover**                                                         26%
--------------------------------------------------------------------------------
Net Asset Value (NAV)                                                    $17.01

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
ING International Value Fund                                                 25%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                         25%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 18%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            9%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               9%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          2%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           2%
--------------------------------------------------------------------------------

EFFECTIVE ALLOCATION 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

International                                                              50%
Large Cap Growth                                                            8%
Large Cap Value                                                            36%
Small Cap                                                                   6%

GROWTH OF $10,000 INVESTMENT 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        WELLS FARGO ADVANTAGE
                        WEALTHBUILDER TACTICAL
                           EQUITY PORTFOLIO               S&P 500 Index
                        ----------------------            -------------
 10/1/1997                     $ 9,850                       $10,000
10/31/1997                     $ 9,623                       $ 9,666
11/30/1997                     $ 9,742                       $10,114
12/31/1997                     $ 9,826                       $10,287
 1/31/1998                     $ 9,925                       $10,401
 2/28/1998                     $10,506                       $11,151
 3/31/1998                     $10,960                       $11,721
 4/30/1998                     $11,118                       $11,841
 5/31/1998                     $10,851                       $11,637
 6/30/1998                     $11,108                       $12,110
 7/31/1998                     $10,782                       $11,981
 8/31/1998                     $ 9,107                       $10,250
 9/30/1998                     $ 9,610                       $10,907
10/31/1998                     $10,329                       $11,794
11/30/1998                     $11,039                       $12,509
12/31/1998                     $11,890                       $13,229
 1/31/1999                     $12,394                       $13,782
 2/28/1999                     $11,969                       $13,353
 3/31/1999                     $12,542                       $13,888
 4/30/1999                     $12,808                       $14,425
 5/31/1999                     $12,473                       $14,085
 6/30/1999                     $13,282                       $14,866
 7/31/1999                     $12,897                       $14,402
 8/31/1999                     $12,799                       $14,331
 9/30/1999                     $12,502                       $13,938
10/31/1999                     $13,312                       $14,820
11/30/1999                     $13,835                       $15,121
12/31/1999                     $15,070                       $16,012
 1/31/2000                     $14,586                       $15,208
 2/29/2000                     $14,922                       $14,921
 3/31/2000                     $16,117                       $16,380
 4/30/2000                     $15,445                       $15,887
 5/31/2000                     $14,784                       $15,561
 6/30/2000                     $15,623                       $15,946
 7/31/2000                     $15,435                       $15,697
 8/31/2000                     $16,344                       $16,672
 9/30/2000                     $15,445                       $15,791
10/31/2000                     $15,198                       $15,725
11/30/2000                     $13,914                       $14,486
12/31/2000                     $14,115                       $14,557
 1/31/2001                     $14,276                       $15,074
 2/28/2001                     $12,599                       $13,700
 3/31/2001                     $11,455                       $12,833
 4/30/2001                     $12,700                       $13,829
 5/31/2001                     $12,810                       $13,922
 6/30/2001                     $12,669                       $13,583
 7/31/2001                     $12,338                       $13,450
 8/31/2001                     $11,716                       $12,610
 9/30/2001                     $10,350                       $11,592
10/31/2001                     $10,752                       $11,813
11/30/2001                     $11,435                       $12,720
12/31/2001                     $11,878                       $12,831
 1/31/2002                     $11,506                       $12,644
 2/28/2002                     $11,143                       $12,400
 3/31/2002                     $11,808                       $12,866
 4/30/2202                     $11,435                       $12,087
 5/31/2002                     $11,214                       $11,997
 6/30/2002                     $10,550                       $11,143
 7/31/2002                     $ 9,311                       $10,275
 8/31/2002                     $ 9,281                       $10,342
 9/30/2002                     $ 8,264                       $ 9,219
10/31/2002                     $ 8,798                       $10,029
11/30/2002                     $ 9,342                       $10,619
12/31/2002                     $ 8,858                       $ 9,995
 1/31/2003                     $ 8,476                       $ 9,734
 2/28/2003                     $ 8,264                       $ 9,588
 3/31/2003                     $ 8,184                       $ 9,680
 4/30/2003                     $ 8,909                       $10,478
 5/31/2003                     $ 9,482                       $11,029
 6/30/2003                     $ 9,623                       $11,170
 7/31/2003                     $ 9,855                       $11,367
 8/31/2003                     $10,127                       $11,589
 9/30/2003                     $10,147                       $11,466
10/31/2003                     $10,821                       $12,114
11/30/2003                     $11,073                       $12,220
12/31/2003                     $11,637                       $12,861
 1/31/2004                     $11,949                       $13,097
 2/29/2004                     $12,190                       $13,279
 3/31/2004                     $12,281                       $13,079
 4/30/2004                     $11,838                       $12,873
 5/31/2004                     $11,919                       $13,050
 6/30/2004                     $12,251                       $13,303
 7/31/2004                     $11,737                       $12,863
 8/31/2004                     $11,687                       $12,914
 9/30/2004                     $12,049                       $13,054
10/31/2004                     $12,412                       $13,253
11/30/2004                     $13,167                       $13,790
12/31/2004                     $13,674                       $14,259
 1/31/2005                     $13,308                       $13,911
 2/28/2005                     $13,704                       $14,203
 3/31/2005                     $13,359                       $13,952
 4/30/2005                     $12,922                       $13,687
 5/31/2005                     $13,217                       $14,122
 6/30/2005                     $13,359                       $14,142
 7/31/2005                     $13,887                       $14,668
 8/31/2005                     $14,019                       $14,534
 9/30/2005                     $14,415                       $14,652
10/31/2005                     $14,040                       $14,407
11/30/2005                     $14,466                       $14,952
12/31/2005                     $14,842                       $14,958
 1/31/2006                     $15,492                       $15,354
 2/28/2006                     $15,584                       $15,396
 3/31/2006                     $15,949                       $15,587
 4/30/2006                     $16,396                       $15,796
 5/31/2006                     $15,726                       $15,342
 6/30/2006                     $15,685                       $15,362
 7/31/2006                     $15,736                       $15,457
 8/31/2006                     $16,102                       $15,825
 9/30/2006                     $16,335                       $16,234
10/31/2006                     $16,823                       $16,763
11/30/2006                     $17,280                       $17,081

--------------------------------------------------------------------------------

2 The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

3 Characteristics, portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and effective allocation.

4 The chart compares the performance of the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO for the life of the Portfolio with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS         FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (June 1, 2006 to November 30, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning      Ending
                                                   Account      Account      Expenses
                                                    Value        Value      Paid During    Net Annual
                                                  06/01/2006   11/30/2006   the Period*   Expense Ratio
-------------------------------------------------------------------------------------------------------
WealthBuilder Conservative Allocation Portfolio
Actual                                            $1,000.00     $1,048.50     $7.70          1.50%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00     $1,017.55     $7.59          1.50%
-------------------------------------------------------------------------------------------------------
WealthBuilder Equity Portfolio
Actual                                            $1,000.00     $1,085.40     $7.84          1.50%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00     $1,017.55     $7.59          1.50%
-------------------------------------------------------------------------------------------------------
WealthBuilder Growth Allocation Portfolio
Actual                                            $1,000.00     $1,078.80     $7.82          1.50%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00     $1,017.55     $7.59          1.50%
-------------------------------------------------------------------------------------------------------
WealthBuilder Growth Balanced Portfolio
Actual                                            $1,000.00     $1,073.90     $7.80          1.50%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00     $1,017.55     $7.59          1.50%
-------------------------------------------------------------------------------------------------------
WealthBuilder Moderate Balanced Portfolio
Actual                                            $1,000.00     $1,060.60     $7.75          1.50%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00     $1,017.55     $7.59          1.50%
-------------------------------------------------------------------------------------------------------
WealthBuilder Tactical Equity Portfolio
Actual                                            $1,000.00     $1,098.80     $7.89          1.50%
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000.00     $1,017.55     $7.59          1.50%

* Expenses are equal to the Fund's annualized expenses ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

    WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                               VALUE
INVESTMENT COMPANIES - 99.09%

STOCK FUNDS - 9.32%
       17,569   DWS DREMAN HIGH RETURN EQUITY FUND                                                      $      892,529
       53,080   ING INTERNATIONAL VALUE FUND                                                                 1,189,523
       31,300   JOHN HANCOCK CLASSIC VALUE FUND                                                                882,350
       31,308   OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                        767,048
       49,732   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                          1,763,010

                                                                                                             5,494,460
                                                                                                        --------------

AFFILIATED STOCK FUNDS - 10.68%
       86,503   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                    887,518
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                 1,762,435
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                         1,188,072
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                           870,555
       54,586   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                   798,596
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                            794,332

                                                                                                             6,301,508
                                                                                                        --------------

BOND FUNDS - 9.95%
      751,121   MFS HIGH INCOME FUND                                                                         2,914,349
      486,990   OPPENHEIMER INTERNATIONAL BOND FUND                                                          2,951,160

                                                                                                             5,865,509
                                                                                                        --------------

AFFILIATED BOND FUNDS - 69.14%
    1,092,974   WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                   11,705,747
    1,759,522   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                   17,436,864
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                           11,635,924

                                                                                                            40,778,535
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (COST $56,780,793)                                                               58,440,012
                                                                                                        --------------

PRINCIPAL                                                         INTEREST RATE     MATURITY DATE
US TREASURY SECURITIES - 0.27%

US TREASURY BILLS - 0.27%
$      95,000   US TREASURY BILL^#                                    4.99%          02/08/2007                 94,109
       65,000   US TREASURY BILL^#                                    4.96           05/10/2007                 63,576
                                                                                                               157,685
                                                                                                        --------------

TOTAL US TREASURY SECURITIES (COST $157,666)                                                                   157,685
                                                                                                        --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $56,938,459)*                                  99.36%                                             $   58,597,697
OTHER ASSETS AND LIABILITIES, NET                     0.64                                                     378,087
                                                    ------                                              --------------

TOTAL NET ASSETS                                    100.00%                                             $   58,975,784
                                                    ======                                              ==============

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                               VALUE
INVESTMENT COMPANIES - 99.54%

STOCK FUNDS - 46.77%
      262,385   DWS DREMAN HIGH RETURN EQUITY FUND                                                      $   13,329,152
      794,499   ING INTERNATIONAL VALUE FUND                                                                17,804,712
      463,563   JOHN HANCOCK CLASSIC VALUE FUND                                                             13,067,830
      503,366   OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                     12,332,469
      742,688   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                         26,328,281

                                                                                                            82,862,444
                                                                                                        --------------

AFFILIATED STOCK FUNDS - 52.77%
    1,292,251   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                 13,258,493
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                26,448,642
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                        17,812,946
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                        13,070,298
      781,347   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                11,431,113
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                         11,475,069

                                                                                                            93,496,561
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (COST $150,631,244)                                                             176,359,005
                                                                                                        --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $150,631,244)*                                 99.54%                                             $  176,359,005
OTHER ASSETS AND LIABILITIES, NET                     0.46                                                     816,713
                                                    ------                                              --------------

TOTAL NET ASSETS                                    100.00%                                             $  177,175,718
                                                    ======                                              ==============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

    WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                               VALUE
INVESTMENT COMPANIES - 98.00%

STOCK FUNDS - 36.64%
      119,074   DWS DREMAN HIGH RETURN EQUITY FUND                                                      $    6,048,965
      358,490   ING INTERNATIONAL VALUE FUND                                                                 8,033,762
      210,010   JOHN HANCOCK CLASSIC VALUE FUND                                                              5,920,191
      212,924   OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                      5,216,629
      331,653   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                         11,757,109

                                                                                                            36,976,656
                                                                                                        --------------

AFFILIATED STOCK FUNDS - 41.75%
      578,287   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                  5,933,221
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                11,854,168
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                         8,001,566
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                         5,814,721
      359,810   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                 5,264,027
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                          5,268,662

                                                                                                            42,136,365
                                                                                                        --------------

BOND FUNDS - 5.89%
      763,973   MFS HIGH INCOME FUND                                                                         2,964,215
      492,406   OPPENHEIMER INTERNATIONAL BOND FUND                                                          2,983,978

                                                                                                             5,948,193
                                                                                                        --------------

AFFILIATED BOND FUNDS - 13.72%
      646,477   WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                    6,923,765
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                            6,928,041

                                                                                                            13,851,806
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (COST $90,532,474)                                                               98,913,020
                                                                                                        --------------

PRINCIPAL                                                         INTEREST RATE     MATURITY DATE
US TREASURY SECURITIES - 0.80%

US TREASURY BILLS - 0.80%
$     480,000   US TREASURY BILL^#                                    4.99%          02/08/2007                475,499
      340,000   US TREASURY BILL^#                                    4.98           05/10/2007                332,550

                                                                                                               808,049
                                                                                                        --------------

TOTAL US TREASURY SECURITIES (COST $807,977)                                                                   808,049
                                                                                                        --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $91,340,451)*                                  98.80%                                             $   99,721,069
OTHER ASSETS AND LIABILITIES, NET                     1.20                                                   1,215,754
                                                    ------                                              --------------

TOTAL NET ASSETS                                    100.00%                                             $  100,936,823
                                                    ======                                              ==============

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                               VALUE
INVESTMENT COMPANIES - 99.01%

STOCK FUNDS - 28.95%
      510,775   DWS DREMAN HIGH RETURN EQUITY FUND                                                      $   25,947,347
    1,231,725   ING INTERNATIONAL VALUE FUND                                                                27,602,967
      918,349   JOHN HANCOCK CLASSIC VALUE FUND                                                             25,888,254
      846,079   OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                     20,728,939
    1,452,957   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                         51,507,334

                                                                                                           151,674,841
                                                                                                        --------------

AFFILIATED STOCK FUNDS - 35.36%
    2,273,276   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                 23,323,808
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                51,682,089
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                        40,446,444
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                        23,094,462
    1,600,829   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                23,420,132
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                         23,333,317

                                                                                                           185,300,252
                                                                                                        --------------

BOND FUNDS - 9.43%
    5,998,426   MFS HIGH INCOME FUND                                                                        23,273,891
    4,309,574   OPPENHEIMER INTERNATIONAL BOND FUND                                                         26,116,016

                                                                                                            49,389,907
                                                                                                        --------------

AFFILIATED BOND FUNDS - 25.27%
    6,553,367   WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                   70,186,563
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                           62,228,163

                                                                                                           132,414,726
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (COST $469,659,042)                                                             518,779,726
                                                                                                        --------------

PRINCIPAL                                                         INTEREST RATE     MATURITY DATE
US TREASURY SECURITIES - 0.81%

US TREASURY BILLS - 0.81%
$      10,000   US TREASURY BILL^#                                    4.88%          02/08/2007                  9,906
      875,000   US TREASURY BILL^#                                    4.94           02/08/2007                866,794
       10,000   US TREASURY BILL^#                                    4.96           02/08/2007                  9,906
       45,000   US TREASURY BILL^#                                    4.98           02/08/2007                 44,578
       80,000   US TREASURY BILL^#                                    4.94           05/10/2007                 78,247
    3,325,000   US TREASURY BILL^#                                    4.96           05/10/2007              3,252,146

                                                                                                             4,261,577
                                                                                                        --------------

TOTAL US TREASURY SECURITIES (COST $4,261,042)                                                               4,261,577
                                                                                                        --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $473,920,084)*                                 99.82%                                             $  523,041,303
OTHER ASSETS AND LIABILITIES, NET                     0.18                                                     937,097
                                                    ------                                              --------------

TOTAL NET ASSETS                                    100.00%                                             $  523,978,400
                                                    ======                                              ==============

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

    WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                               VALUE
INVESTMENT COMPANIES - 98.82%

STOCK FUNDS - 18.57%
       60,514   DWS DREMAN HIGH RETURN EQUITY FUND                                                      $    3,074,109
      183,497   ING INTERNATIONAL VALUE FUND                                                                 4,112,161
      108,789   JOHN HANCOCK CLASSIC VALUE FUND                                                              3,066,755
      113,246   OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                      2,774,531
      172,015   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                          6,097,936

                                                                                                            19,125,492
                                                                                                        --------------

AFFILIATED STOCK FUNDS - 21.13%
      300,736   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                  3,085,547
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                 6,114,364
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                         4,103,002
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                         3,020,786
      187,325   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                 2,740,565
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                          2,706,845

                                                                                                            21,771,109
                                                                                                        --------------

BOND FUNDS - 9.92%
    1,307,617   MFS HIGH INCOME FUND                                                                         5,073,554
      848,237   OPPENHEIMER INTERNATIONAL BOND FUND                                                          5,140,315

                                                                                                            10,213,869
                                                                                                        --------------

AFFILIATED BOND FUNDS - 49.20%
    1,421,814   WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND                                   15,227,633
    2,044,410   WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                   20,260,098
          N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                           15,199,146

                                                                                                            50,686,877
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (COST $96,748,391)                                                              101,797,347
                                                                                                        --------------

PRINCIPAL                                                         INTEREST RATE     MATURITY DATE
US TREASURY SECURITIES - 0.53%

US TREASURY BILLS - 0.53%
$      10,000   US TREASURY BILL^#                                    4.78%          02/08/2007                  9,906
       20,000   US TREASURY BILL^#                                    4.88           02/08/2007                 19,812
      345,000   US TREASURY BILL^#                                    4.94           02/08/2007                341,765
        5,000   US TREASURY BILL^#                                    4.94           05/10/2007                  4,890
      175,000   US TREASURY BILL^#                                    4.96           05/10/2007                171,166

                                                                                                               547,539
                                                                                                        --------------

TOTAL US TREASURY SECURITIES (COST $547,486)                                                                   547,539
                                                                                                        --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $97,295,877)*                                  99.35%                                             $  102,344,886
OTHER ASSETS AND LIABILITIES, NET                     0.65                                                     669,914
                                                    ------                                              --------------

TOTAL NET ASSETS                                    100.00%                                             $  103,014,800
                                                    ======                                              ==============

+     NON-INCOME EARNING SECURITIES.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# ALL OR A PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                               VALUE
INVESTMENT COMPANIES - 99.33%

STOCK FUNDS - 48.90%
      640,377   DWS DREMAN HIGH RETURN EQUITY FUND                                                      $   32,531,133
    3,997,449   ING INTERNATIONAL VALUE FUND                                                                89,582,828
    1,129,391   JOHN HANCOCK CLASSIC VALUE FUND                                                             31,837,545
      241,398   OPPENHEIMER MAIN STREET SMALL CAP FUND+                                                      5,914,253
      449,534   T. ROWE PRICE BLUE CHIP GROWTH FUND                                                         15,935,992

                                                                                                           175,801,751
                                                                                                        --------------

AFFILIATED STOCK FUNDS - 50.43%
      781,630   WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND+                                                  8,019,529
          N/A   WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                63,992,922
          N/A   WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                        89,457,574
          N/A   WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                         7,899,565
      409,145   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND+                                                 5,985,787
          N/A   WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                          5,954,903

                                                                                                           181,310,280
                                                                                                        --------------

TOTAL INVESTMENT COMPANIES (COST $304,556,470)                                                             357,112,031
                                                                                                        --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $304,556,470)*                                 99.33%                                             $  357,112,031
OTHER ASSETS AND LIABILITIES, NET                     0.67                                                   2,408,501
                                                    ------                                              --------------

TOTAL NET ASSETS                                    100.00%                                             $  359,520,532
                                                    ======                                              ==============


+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                         THIS PAGE IS INTENTIONALLY LEFT BLANK--

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                          STATEMENTS OF ASSETS AND LIABILITIES--
                                                   NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER                          WEALTHBUILDER
                                                                           CONSERVATIVE                                 GROWTH
                                                                             ALLOCATION       WEALTHBUILDER         ALLOCATION
                                                                              PORTFOLIO    EQUITY PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ....................................   $    11,517,654    $     82,962,444    $    43,732,899
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .......................        16,251,318          68,806,955         37,867,158
  INVESTMENTS IN AFFILIATES .........................................        30,828,725          24,589,606         18,121,012
                                                                        ---------------    ----------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................        58,597,697         176,359,005         99,721,069
                                                                        ---------------    ----------------    ---------------
  CASH ..............................................................           119,221             335,667             56,300
  RECEIVABLE FOR FUND SHARES ISSUED .................................           384,385             746,439          1,463,727
  RECEIVABLE FOR INVESTMENTS SOLD ...................................                 0              64,333             43,700
  RECEIVABLES FOR DIVIDENDS AND INTEREST ............................            95,110                   0             56,244
                                                                        ---------------    ----------------    ---------------
TOTAL ASSETS ........................................................        59,196,413         177,505,444        101,341,040
                                                                        ---------------    ----------------    ---------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........            16,475                   0             84,263
  PAYABLE FOR FUND SHARES REDEEMED ..................................            67,281              94,042            154,264
  PAYABLE FOR INVESTMENTS PURCHASED .................................            19,221                   0                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............            21,261              65,907             36,950
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...........            44,544             143,648             78,445
  ACCRUED EXPENSES AND OTHER LIABILITIES ............................            51,847              26,129             50,295
                                                                        ---------------    ----------------    ---------------
TOTAL LIABILITIES ...................................................           220,629             329,726            404,217
                                                                        ---------------    ----------------    ---------------
TOTAL NET ASSETS ....................................................   $    58,975,784    $    177,175,718    $   100,936,823
                                                                        ===============    ================    ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ...................................................   $    57,068,038    $    143,965,969    $    91,267,409
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................            51,261          (1,060,120)          (103,460)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............            82,026           8,540,920            793,444
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES ...............................         1,659,238          25,728,949          8,380,618
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .............           115,221                   0            598,812
                                                                        ---------------    ----------------    ---------------
TOTAL NET ASSETS ....................................................   $    58,975,784    $    177,175,718    $   100,936,823
                                                                        ---------------    ----------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM OFFERING PRICE PER SHARE ..................................   $         10.84    $          14.32    $         13.07
  NET ASSET VALUE AND OFFERING PRICE PER SHARE ......................   $         10.68    $          14.11    $         12.87
  NET ASSETS ........................................................   $    58,975,784    $    177,175,718    $   100,936,823
  SHARES OUTSTANDING ................................................         5,522,082          12,554,209          7,843,002
                                                                        ---------------    ----------------    ---------------
INVESTMENTS AT COST .................................................   $    56,938,459    $    150,631,244    $    91,340,451
                                                                        ===============    ================    ===============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--
NOVEMBER 30, 2006 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER       WEALTHBUILDER      WEALTHBUILDER
                                                                        GROWTH BALANCED   MODERATE BALANCED    TACTICAL EQUITY
                                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ....................................   $   205,326,325    $     29,886,900    $   175,801,752
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .......................       200,784,475          31,144,143        167,304,964
  INVESTMENTS IN AFFILIATES .........................................       116,930,503          41,313,843         14,005,315
                                                                        ---------------    ----------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................       523,041,303         102,344,886        357,112,031
                                                                        ---------------    ----------------    ---------------
  CASH ..............................................................         1,453,873             177,057             46,766
  RECEIVABLE FOR FUND SHARES ISSUED .................................         1,849,903             645,044          2,727,201
  RECEIVABLE FOR INVESTMENTS SOLD ...................................                 0                   0            353,234
  RECEIVABLES FOR DIVIDENDS AND INTEREST ............................           256,524             186,407                  0
                                                                        ---------------    ----------------    ---------------
TOTAL ASSETS ........................................................       526,601,603         103,353,394        360,239,232
                                                                        ---------------    ----------------    ---------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...........           431,925              56,975                  0
  PAYABLE FOR FUND SHARES REDEEMED ..................................           847,092              42,014            253,891
  PAYABLE FOR INVESTMENTS PURCHASED .................................           659,834              77,057                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .............           217,081              39,361            135,350
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...........           406,289              78,496            286,050
  ACCRUED EXPENSES AND OTHER LIABILITIES ............................            60,982              44,691             43,409
                                                                        ---------------    ----------------    ---------------
TOTAL LIABILITIES ...................................................         2,623,203             338,594            718,700
                                                                        ---------------    ----------------    ---------------
TOTAL NET ASSETS ....................................................   $   523,978,400    $    103,014,800    $   359,520,532
                                                                        ===============    ================    ===============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ...................................................   $   447,842,405    $     96,513,493    $   296,598,245
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ........................         1,948,496             319,692         (2,190,613)
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .............        21,627,648             707,631         12,552,620
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
    FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
    DENOMINATED IN FOREIGN CURRENCIES ...............................        49,124,386           5,049,009         52,560,280
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .............         3,435,465             424,975                  0
                                                                        ---------------    ----------------    ---------------
TOTAL NET ASSETS ....................................................   $   523,978,400    $    103,014,800    $   359,520,532
                                                                        ---------------    ----------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------------------------
  MAXIMUM OFFERING PRICE PER SHARE ..................................   $         13.57    $          11.71    $         17.27
  NET ASSET VALUE AND OFFERING PRICE PER SHARE ......................   $         13.37    $          11.53    $         17.01
  NET ASSETS ........................................................   $   523,978,400    $    103,014,800    $   359,520,532
  SHARES OUTSTANDING ................................................        39,176,557           8,933,720         21,140,780
                                                                        ---------------    ----------------    ---------------
INVESTMENTS AT COST .................................................   $   473,920,084    $     97,295,877    $   304,556,470
                                                                        ===============    ================    ===============

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER                          WEALTHBUILDER
                                                                           CONSERVATIVE                                 GROWTH
                                                                             ALLOCATION       WEALTHBUILDER         ALLOCATION
                                                                              PORTFOLIO    EQUITY PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .........................................................   $       141,337    $         51,764    $       163,446
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............            29,786             476,269            190,483
  INTEREST ..........................................................             3,542                   0             17,825
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......           255,078                 137            150,856
  INCOME FROM AFFILIATED SECURITIES .................................           562,460              10,707            139,634
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............           (33,244)           (272,742)          (119,110)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...............             1,305              15,254              6,314
                                                                        ---------------    ----------------    ---------------
TOTAL INVESTMENT INCOME .............................................           960,264             281,389            549,448
                                                                        ---------------    ----------------    ---------------

EXPENSES
  ADVISORY FEES .....................................................            47,735             162,806             81,528
  ADMINISTRATION FEES ...............................................            78,763             268,631            134,520
  SHAREHOLDER SERVICING FEES ........................................            45,348             203,508             90,699
  ACCOUNTING FEES ...................................................            11,148               3,826             11,943
  DISTRIBUTION FEES (NOTE 3)
    SERVICE CLASS ...................................................           179,006             610,524            305,728
  PROFESSIONAL FEES .................................................            10,964               8,663             10,966
  REGISTRATION FEES .................................................            12,578              11,069             11,462
  SHAREHOLDER REPORTS ...............................................               844              24,109              3,089
  TRUSTEES' FEES ....................................................             3,673               3,672              3,673
  OTHER FEES AND EXPENSES ...........................................             2,010               2,860              2,537
                                                                        ---------------    ----------------    ---------------
TOTAL EXPENSES ......................................................           392,069           1,299,668            656,145
                                                                        ---------------    ----------------    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................           (33,346)            (78,620)           (44,666)
  NET EXPENSES ......................................................           358,723           1,221,048            611,479
                                                                        ---------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS) ........................................           601,541            (939,659)           (62,031)
                                                                        ---------------    ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...           (14,521)           (240,173)          (218,349)
  NON-AFFILIATED UNDERLYING FUNDS ...................................            41,904             (14,498)           162,790
  AFFILATED UNDERLYING FUNDS ........................................           (52,609)            114,158             (1,760)
  FUTURES TRANSACTIONS ..............................................          (105,204)                  0           (572,771)
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........            96,476           1,654,682             (1,967)
                                                                        ---------------    ----------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................           (33,954)          1,514,169           (632,057)
                                                                        ---------------    ----------------    ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  NON-AFFILIATED UNDERLYING FUNDS ...................................           639,287           7,249,851          3,251,111
  AFFILIATED UNDERLYING FUNDS .......................................           509,829           1,692,366            947,554
  FUTURES TRANSACTIONS ..............................................           132,664                   0            716,612
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........           609,214           4,451,744          2,800,199
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM
    MASTER PORTFOLIOS ...............................................               235                 602                959
                                                                        ---------------    ----------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .         1,891,229          13,394,563          7,716,435
                                                                        ---------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............         1,857,275          14,908,732          7,084,378
                                                                        ---------------    ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $     2,458,816    $     13,969,073    $     7,022,347
                                                                        ===============    ================    ===============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $           361    $          6,601    $         2,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                          WEALTHBUILDER       WEALTHBUILDER      WEALTHBUILDER
                                                                                 GROWTH            MODERATE           TACTICAL
                                                                               BALANCED            BALANCED             EQUITY
                                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .........................................................   $     1,471,349    $        259,737    $       115,315
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............           915,334             101,417          1,110,977
  INTEREST ..........................................................           102,680              13,311                  0
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......         1,521,440             340,263                616
  INCOME FROM AFFILIATED SECURITIES .................................         1,447,162             703,529             14,926
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..............          (615,520)            (80,674)          (660,501)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...............            31,516               3,758             31,906
                                                                        ---------------    ----------------    ---------------
TOTAL INVESTMENT INCOME .............................................         4,873,961           1,341,341            613,239
                                                                        ---------------    ----------------    ---------------

EXPENSES
  ADVISORY FEES .....................................................           474,453              85,782            302,530
  ADMINISTRATION FEES ...............................................           782,847             141,540            499,175
  SHAREHOLDER SERVICING FEES ........................................           492,245              86,854            378,163
  ACCOUNTING FEES ...................................................            11,150              12,042              7,109
  DISTRIBUTION FEES (NOTE 3)
    SERVICE CLASS ...................................................         1,779,198             321,682          1,134,488
  PROFESSIONAL FEES .................................................             9,153              11,255             11,619
  REGISTRATION FEES .................................................            12,919              10,503              8,598
  SHAREHOLDER REPORTS ...............................................            59,777               3,319             50,251
  TRUSTEES' FEES ....................................................             3,626               3,673              3,668
  OTHER FEES AND EXPENSES ...........................................            11,040               1,508              3,858
                                                                        ---------------    ----------------    ---------------
TOTAL EXPENSES ......................................................         3,636,408             678,158          2,399,459
                                                                        ---------------    ----------------    ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................           (78,012)            (34,796)          (130,482)
  NET EXPENSES ......................................................         3,558,396             643,362          2,268,977
                                                                        ---------------    ----------------    ---------------
NET INVESTMENT INCOME (LOSS) ........................................         1,315,565             697,979         (1,655,738)
                                                                        ---------------    ----------------    ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...           417,281            (177,334)          (575,317)
  NON-AFFILIATED UNDERLYING FUNDS ...................................         2,243,363             116,820          1,921,538
  AFFILATED UNDERLYING FUNDS ........................................          (236,487)            (24,102)            10,353
  FUTURES TRANSACTIONS ..............................................        (3,347,268)           (371,248)                 0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........         3,305,329             245,577          3,386,199
                                                                        ---------------    ----------------    ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................         2,382,218            (210,287)         4,742,773
                                                                        ---------------    ----------------    ---------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  NON-AFFILIATED UNDERLYING FUNDS ...................................        12,494,810           2,059,320         14,729,948
  AFFILIATED UNDERLYING FUNDS .......................................         4,857,707             904,777          1,005,543
  FUTURES TRANSACTIONS ..............................................         4,077,687             488,100                  0
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..........        10,388,909           1,589,377         11,688,243
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM
    MASTER PORTFOLIOS ...............................................            (2,285)              1,589              3,139
                                                                        ---------------    ----------------    ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .        31,816,828           5,043,163         27,426,873
                                                                        ---------------    ----------------    ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............        34,199,046           4,832,876         32,169,646
                                                                        ---------------    ----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....   $    35,514,611    $      5,530,855    $    30,513,908
                                                                        ===============    ================    ===============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF ...........................   $        11,825    $          1,281    $        29,331

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        WEALTHBUILDER
                                                                                              CONSERVATIVE ALLOCATION PORTFOLIO
                                                                                            --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                            NOVEMBER 30, 2006           YEAR ENDED
                                                                                                  (UNAUDITED)         MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $      40,290,383    $      15,162,406

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................             601,541              695,631
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................             (33,954)             216,028
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           1,891,229             (211,664)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           2,458,816              699,995
                                                                                            -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ................................................................            (589,302)            (665,746)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ............................................                   0              (39,083)
                                                                                            -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................            (589,302)            (704,829)
                                                                                            -----------------    -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ............................................................          24,822,529           40,859,498
   REINVESTMENT OF DISTRIBUTIONS ........................................................             515,042              564,467
   COST OF SHARES REDEEMED ..............................................................          (8,521,684)         (16,291,154)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL .          16,815,887           25,132,811
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          18,685,401           25,127,977
                                                                                            -----------------    -----------------
ENDING NET ASSETS .......................................................................   $      58,975,784    $      40,290,383
                                                                                            =================    =================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..........................................................................           2,385,953            3,946,058
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .......................................              49,404               54,592
   SHARES REDEEMED ......................................................................            (820,845)          (1,578,749)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .           1,614,512            2,421,901
                                                                                            -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $          51,261    $          39,022
                                                                                            =================    =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                          WEALTHBUILDER
                                                                                                        EQUITY PORTFOLIO
                                                                                             -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                            NOVEMBER 30, 2006           YEAR ENDED
                                                                                                  (UNAUDITED)         MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $     154,908,527    $     118,580,770

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            (939,659)            (452,485)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           1,514,169           12,890,526
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................          13,394,563            3,602,026
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          13,969,073           16,040,067
                                                                                            -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ................................................................                   0                    0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ............................................                   0                    0
                                                                                            -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................                   0                    0
                                                                                            -----------------    -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ............................................................          24,925,438           47,994,713
   REINVESTMENT OF DISTRIBUTIONS ........................................................                   0                    0
   COST OF SHARES REDEEMED ..............................................................         (16,627,320)         (27,707,023)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL .           8,298,118           20,287,690
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          22,267,191           36,327,757
                                                                                            -----------------    -----------------
ENDING NET ASSETS .......................................................................   $     177,175,718    $     154,908,527
                                                                                            =================    =================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..........................................................................           1,900,786            3,763,691
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .......................................                   0                    0
   SHARES REDEEMED ......................................................................          (1,262,752)          (2,213,744)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .             638,034            1,549,947
                                                                                            -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $      (1,060,120)   $        (120,461)
                                                                                            =================    =================

                                                                                                        WEALTHBUILDER
                                                                                                 GROWTH ALLOCATION PORTFOLIO
                                                                                            --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                            NOVEMBER 30, 2006           YEAR ENDED
                                                                                                  (UNAUDITED)         MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $      68,042,382    $      15,254,792

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................             (62,031)              27,865
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................            (632,057)           1,913,246
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           7,716,435              814,164
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           7,022,347            2,755,275
                                                                                            -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ................................................................                   0              (88,777)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ............................................                   0             (195,888)
                                                                                            -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................                   0             (284,665)
                                                                                            -----------------    -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ............................................................          35,213,724           55,190,367
   REINVESTMENT OF DISTRIBUTIONS ........................................................                   0              281,864
   COST OF SHARES REDEEMED ..............................................................          (9,341,630)          (5,155,251)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL .          25,872,094           50,316,980
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          32,894,441           52,787,590
                                                                                            -----------------    -----------------
ENDING NET ASSETS .......................................................................   $     100,936,823    $      68,042,382
                                                                                            =================    =================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..........................................................................           2,921,679            4,689,093
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .......................................                   0               24,172
   SHARES REDEEMED ......................................................................            (780,176)            (437,242)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .           2,141,503            4,276,023
                                                                                            -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $        (103,460)   $         (41,429)
                                                                                            =================    =================

                                                                                                        WEALTHBUILDER
                                                                                                 GROWTH ALLOCATION PORTFOLIO
                                                                                            --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                            NOVEMBER 30, 2006           YEAR ENDED
                                                                                                  (UNAUDITED)         MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .................................................................   $     449,305,685    $     355,582,336

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           1,315,565            4,553,330
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           2,382,218           29,453,551
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................          31,816,828            5,475,351
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          35,514,611           39,482,232
                                                                                            -----------------    -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ................................................................                   0           (4,338,226)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ............................................                   0          (13,901,856)
                                                                                            -----------------    -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................                   0          (18,240,082)
                                                                                            -----------------    -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ............................................................          84,312,583          128,758,727
   REINVESTMENT OF DISTRIBUTIONS ........................................................                   0           17,798,831
   COST OF SHARES REDEEMED ..............................................................         (45,154,479)         (74,076,359)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL .          39,158,104           72,481,199
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          74,672,715           93,723,349
                                                                                            -----------------    -----------------
ENDING NET ASSETS .......................................................................   $     523,978,400    $     449,305,685
                                                                                            =================    =================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ..........................................................................           6,672,571           10,355,109
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .......................................                   0            1,468,551
   SHARES REDEEMED ......................................................................          (3,582,636)          (5,983,947)
                                                                                            -----------------    -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .           3,089,935            5,839,713
                                                                                            -----------------    -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $       1,948,496    $         632,931
                                                                                            =================    =================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       WEALTHBUILDER
                                                                                                 MODERATE BALANCED PORTFOLIO
                                                                                            --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                            NOVEMBER 30, 2006           YEAR ENDED
                                                                                                  (UNAUDITED)         MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................  $     69,825,821     $     19,919,043

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................           697,979              678,213
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................          (210,287)           1,184,181
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................         5,043,163              187,260
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................         5,530,855            2,049,654
                                                                                             ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..................................................................          (586,982)            (516,684)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..............................................                 0              (96,167)
                                                                                             ----------------     ----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................................          (586,982)            (612,851)
                                                                                             ----------------     ----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..............................................................        34,695,583           53,858,592
   REINVESTMENT OF DISTRIBUTIONS ..........................................................           562,453              587,485
   COST OF SHARES REDEEMED ................................................................        (7,012,930)          (5,976,102)
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL         28,245,106           48,469,975
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS ..................................................        33,188,979           49,906,778
                                                                                             ----------------     ----------------
   ENDING NET ASSETS ......................................................................  $    103,014,800     $     69,825,821
                                                                                             ================     ================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ............................................................................         3,144,302            4,957,490
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .........................................            51,376               54,290
   SHARES REDEEMED ........................................................................          (635,974)            (549,001)
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS          2,559,704            4,462,779
                                                                                             ----------------     ----------------
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................................  $        319,692     $        208,695
                                                                                             ================     ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                        WEALTHBUILDER
                                                                                                  TACTICAL EQUITY PORTFOLIO
                                                                                            --------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED              FOR THE
                                                                                            NNOVEMBER 30, 2006          YEAR ENDED
                                                                                                  (UNAUDITED)         MAY 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...................................................................  $    269,224,928     $    165,324,913

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...........................................................        (1,655,738)            (631,425)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ................................................         4,742,773           20,806,408
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ....................        27,426,873           13,568,088
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ........................        30,513,908           33,743,071
                                                                                             ----------------     ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ..................................................................                 0                    0
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..............................................                 0                    0
                                                                                             ----------------     ----------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................................................                 0                    0
                                                                                             ----------------     ----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..............................................................        81,799,066          106,736,210
   REINVESTMENT OF DISTRIBUTIONS ..........................................................                 0                3,527
   COST OF SHARES REDEEMED ................................................................       (22,017,370)         (36,582,793)
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL         59,781,696           70,156,944
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN NET ASSETS ..................................................        90,295,604          103,900,015
                                                                                             ----------------     ----------------
   ENDING NET ASSETS ......................................................................  $    359,520,532     $    269,224,928
                                                                                             ================     ================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ............................................................................         5,141,746            7,180,563
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .........................................                 0                  247
   SHARES REDEEMED ........................................................................        (1,391,516)          (2,501,059)
                                                                                             ----------------     ----------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS          3,750,230            4,679,751
                                                                                             ----------------     ----------------
   ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ..................................     $  (2,190,613)    $       (534,875)
                                                                                             ================     ================

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                 NET
                                                             BEGINNING          NET     REALIZED AND
                                                             NET ASSET   INVESTMENT       UNREALIZED
                                                             VALUE PER       INCOME   GAIN (LOSS) ON
                                                                 SHARE       (LOSS)      INVESTMENTS
----------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $10.31         0.13             0.37
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $10.21         0.21             0.11
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     $10.00         0.07             0.20

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............     $13.00        (0.07)            1.18
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $11.44        (0.04)            1.60
JUNE 1, 2004 TO MAY 31, 2005 ..............................     $10.56        (0.06)            0.94
JUNE 1, 2003 TO MAY 31, 2004 ..............................     $ 8.79        (0.06)            1.83
JUNE 1, 2002 TO MAY 31, 2003 ..............................     $10.12        (0.08)           (1.25)
JUNE 1, 2001 TO MAY 31, 2002 ..............................     $12.03        (0.10)           (1.62)

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $11.93         0.00             0.94
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $10.70         0.02             1.30
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     $10.00         0.00             0.73

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............     $12.45         0.03             0.89
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $11.76         0.15             1.12
JUNE 1, 2004 TO MAY 31, 2005 ..............................     $11.15         0.10             0.61
JUNE 1, 2003 TO MAY 31, 2004 ..............................     $ 9.68         0.08             1.52
JUNE 1, 2002 TO MAY 31, 2003 ..............................     $10.63         0.08            (0.95)
JUNE 1, 2001 TO MAY 31, 2002 ..............................     $11.69         0.00            (0.83)

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $10.95         0.09             0.57
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $10.42         0.14             0.54
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     $10.00         0.04             0.40

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $15.48        (0.07)            1.60
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $13.01        (0.04)            2.51
JUNE 1, 2004 TO MAY 31, 2005 ..............................     $11.84        (0.03)            1.32
JUNE 1, 2003 TO MAY 31, 2004 ..............................     $ 9.42        (0.04)            2.46
JUNE 1, 2002 TO MAY 31, 2003 ..............................     $11.14        (0.08)           (1.64)
JUNE 1, 2001 TO MAY 31, 2002 ..............................     $12.76        (0.07)           (1.52)

                                                                                             DISTRIBUTIONS
                                                             DISTRIBUTIONS   DISTRIBUTIONS       IN EXCESS
                                                                  FROM NET        FROM NET          OF NET
                                                                INVESTMENT        REALIZED      INVESTMENT
                                                                    INCOME           GAINS          INCOME
----------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............          (0.13)           0.00            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..............................          (0.21)          (0.01)           0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................          (0.06)           0.00            0.00

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............           0.00            0.00            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..............................           0.00            0.00            0.00
JUNE 1, 2004 TO MAY 31, 2005 ..............................           0.00            0.00            0.00
JUNE 1, 2003 TO MAY 31, 2004 ..............................           0.00            0.00            0.00
JUNE 1, 2002 TO MAY 31, 2003 ..............................           0.00            0.00            0.00
JUNE 1, 2001 TO MAY 31, 2002 ..............................          (0.19)           0.00            0.00

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............           0.00            0.00            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..............................          (0.03)          (0.06)           0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................          (0.03)           0.00            0.00

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............           0.00            0.00            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..............................          (0.14)          (0.44)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ..............................          (0.10)           0.00            0.00
JUNE 1, 2003 TO MAY 31, 2004 ..............................          (0.13)           0.00            0.00
JUNE 1, 2002 TO MAY 31, 2003 ..............................          (0.08)           0.00            0.00
JUNE 1, 2001 TO MAY 31, 2002 ..............................          (0.16)          (0.07)           0.00

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............          (0.08)           0.00            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..............................          (0.13)          (0.02)           0.00
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................          (0.02)           0.00            0.00

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............           0.00            0.00            0.00
JUNE 1, 2005 TO MAY 31, 2006 ..............................           0.00            0.00            0.00
JUNE 1, 2004 TO MAY 31, 2005 ..............................           0.00            0.00           (0.12)
JUNE 1, 2003 TO MAY 31, 2004 ..............................           0.00            0.00            0.00
JUNE 1, 2002 TO MAY 31, 2003 ..............................           0.00            0.00            0.00
JUNE 1, 2001 TO MAY 31, 2002 ..............................          (0.03)           0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS              WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                             NET ASSET   --------------------------------------------------------
                                                             VALUE PER   NET INVESTMENT         GROSS      EXPENSES           NET
                                                                 SHARE    INCOME (LOSS)      EXPENSES(2)     WAIVED(2)   EXPENSES(2)
---------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $10.68             2.52%         1.64%        (0.14)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $10.31             2.30%         1.62%        (0.12)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     $10.21             1.64%         2.79%        (1.29)%        1.50%

WEALTHBUILDER EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............     $14.11            (1.15)%        1.60%        (0.10)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $13.00            (0.34)%        1.59%        (0.09)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 ..............................     $11.44            (0.64)%        1.48%        (0.06)%        1.42%
JUNE 1, 2003 TO MAY 31, 2004 ..............................     $10.56            (0.74)%        1.24%        (0.01)%        1.23%
JUNE 1, 2002 TO MAY 31, 2003 ..............................     $ 8.79            (0.90)%        1.29%        (0.04)%        1.25%
JUNE 1, 2001 TO MAY 31, 2002 ..............................     $10.12            (0.83)%        1.32%        (0.07)%        1.25%

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $12.87            (0.15)%        1.61%        (0.11)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $11.93             0.08%         1.63%        (0.13)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     $10.70            (0.80)%        2.91%        (1.41)%        1.50%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............     $13.37             0.55%         1.53%        (0.03)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $12.45             1.13%         1.53%        (0.03)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 ..............................     $11.76             0.90%         1.45%        (0.04)%        1.41%
JUNE 1, 2003 TO MAY 31, 2004 ..............................     $11.15             0.75%         1.21%         0.00%         1.21%
JUNE 1, 2002 TO MAY 31, 2003 ..............................     $ 9.68             0.93%         1.14%         0.00%         1.14%
JUNE 1, 2001 TO MAY 31, 2002 ..............................     $10.63             1.04%         1.27%        (0.02)%        1.25%

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $11.53             1.63%         1.58%        (0.08)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $10.95             1.60%         1.60%        (0.10)%        1.50%
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     $10.42             0.85%         2.48%        (0.98)%        1.50%

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     $17.01            (1.09)%        1.59%        (0.09)%        1.50%
JUNE 1, 2005 TO MAY 31, 2006 ..............................     $15.48            (0.30)%        1.55%        (0.05)%        1.50%
JUNE 1, 2004 TO MAY 31, 2005 ..............................     $13.01            (0.50)%        1.47%        (0.05)%        1.42%
JUNE 1, 2003 TO MAY 31, 2004 ..............................     $11.84            (0.42)%        1.23%        (0.01)%        1.22%
JUNE 1, 2002 TO MAY 31, 2003 ..............................     $ 9.42            (0.82)%        1.26%        (0.01)%        1.25%
JUNE 1, 2001 TO MAY 31, 2002 ..............................     $11.14            (0.69)%        1.30%        (0.05)%        1.25%

                                                                           PORTFOLIO         NET ASSETS AT
                                                               TOTAL        TURNOVER         END OF PERIOD
                                                              RETURN(3)         RATE       (000'S OMITTED)
----------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     4.85%             83%(8)          $ 58,976
JUNE 1, 2005 TO MAY 31, 2006 ..............................     3.29%            163%(7)          $ 40,290
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     2.71%              9%(6)          $ 15,162

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............     8.54%             25%             $177,176
JUNE 1, 2005 TO MAY 31, 2006 ..............................    13.64%             70%             $154,909
JUNE 1, 2004 TO MAY 31, 2005 ..............................     8.33%             92%             $118,581
JUNE 1, 2003 TO MAY 31, 2004 ..............................    20.14%            101%             $ 87,885
JUNE 1, 2002 TO MAY 31, 2003 ..............................   (13.14)%            30%             $ 46,370
JUNE 1, 2001 TO MAY 31, 2002 ..............................   (14.36)%            30%             $ 54,218

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     7.88%             44%(8)          $100,937
JUNE 1, 2005 TO MAY 31, 2006 ..............................    12.27%            108%(7)          $ 68,042
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     7.25%             28%(6)          $ 15,255

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)..............     7.39%             62%(8)          $523,978
JUNE 1, 2005 TO MAY 31, 2006 ..............................    10.88%            139%(7)          $449,306
JUNE 1, 2004 TO MAY 31, 2005 ..............................     6.37%             98%             $355,582
JUNE 1, 2003 TO MAY 31, 2004 ..............................    16.52%(4)          96%             $260,922
JUNE 1, 2002 TO MAY 31, 2003 ..............................    (8.10)%            48%             $162,229
JUNE 1, 2001 TO MAY 31, 2002 ..............................    (7.09)%            28%             $159,693

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     6.06%             64%(8)          $103,015
JUNE 1, 2005 TO MAY 31, 2006 ..............................     6.62%            152%(7)          $ 69,826
SEPTEMBER 30, 2004(5) TO MAY 31, 2005 .....................     4.41%             16%(6)          $ 19,919

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .............     9.88%             26%             $359,521
JUNE 1, 2005 TO MAY 31, 2006 ..............................    18.99%             76%             $269,225
JUNE 1, 2004 TO MAY 31, 2005 ..............................    10.89%            110%             $165,325
JUNE 1, 2003 TO MAY 31, 2004 ..............................    25.69%            121%             $105,829
JUNE 1, 2002 TO MAY 31, 2003 ..............................   (15.44)%             7%             $ 72,450
JUNE 1, 2001 TO MAY 31, 2002 ..............................   (12.46)%            73%             $100,476

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2)   These ratios do not include expenses from the Underlying Funds.

(3) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(4) Total return would have been 16.26%, had the payments from the Advisor not been included.

(5)   Commencement of operations.

(6) Portfolio Turnover rates presented for periods of less than one year are not annualized.

(7) Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 133%; for WealthBuilder Growth Allocation Portfolio is 89%; for WealthBuilder Growth Balanced Portfolio is 105%; and for WealthBuilder Moderate Balanced Portfolio is 105%.

(8) Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 47%; for WealthBuilder Growth Allocation Portfolio is 32%; for WealthBuilder Growth Balanced Portfolio is 41%; and for WealthBuilder Moderate Balanced Portfolio is 38%.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2006, was comprised of 108 separate series. These financial statements present the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio (formerly named WealthBuilder Growth & Income Portfolio), WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, and WealthBuilder Tactical Equity Portfolio (formerly named WealthBuilder Growth Portfolio) (each, a "Fund", collectively, the "Funds"). Each Fund is a diversified series of the Trust.

      The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the applicable Performance Highlights for those underlying Funds. Such underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Each Fund determines its net asset value as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern
Time) on each Fund business day. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date. The Funds' investments in the Underlying Funds structured as partnerships (the "Master Portfolios") are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. The valuation policies of the Fund are consistent with the valuation policies of the underlying Funds.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

      Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

      Capital gain distributions from underlying funds are treated as realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2006.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2006, the following Fund(s) held futures contracts:

                                                                                                    Net Unrealized
                                                                                National Contract    Appreciation
Portfolio                             Contracts     Type      Expiration Date        Amount         (Depreciation)
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
CONSERVATIVE ALLOCATION PORTFOLIO        8 Long     S&P 500    December 2006      $  2,663,163        $  142,638
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
CONSERVATIVE ALLOCATION PORTFOLIO      26 Short   US T-Bond     March 2007           2,946,334           (27,417)
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH ALLOCATION PORTFOLIO             41 Long     S&P 500    December 2006        13,640,675           739,050
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH ALLOCATION PORTFOLIO           133 Short   US T-Bond     March 2007          15,071,637          (140,238)
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO              219 Long     S&P 500    December 2006        72,652,088         4,156,688
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
GROWTH BALANCED PORTFOLIO             684 Short   US T-Bond     March 2007          77,511,277          (721,223)
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
MODERATE BALANCED PORTFOLIO             28 Long     S&P 500    December 2006         9,300,425           519,875
------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER
MODERATE BALANCED PORTFOLIO            90 Short   US T-Bond     March 2007          10,198,850           (94,900)

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                    Advisory Fee                      Subadvisory Fee*
                                Average Daily       (% of Average                       (% of Average
Portfolio                         Net Assets      Daily Net Assets)    Subadviser     Daily Net Assets)
-------------------------------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS   First $1 billion         0.200         Wells Capital         0.150
                                Next $4 billion         0.175          Management
                                Over $5 billion         0.150         Incorporated
-------------------------------------------------------------------------------------------------------

* Effective January 1, 2006. Prior to January 1, 2006, the investment subadviser(s) listed below were entitled to be paid a monthly fee at the following rates:

                                                                Subadvisory Fee
                                                                 (% of Average
Portfolio                                       Subadviser     Daily Net Assets)
--------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS                   Wells Capital         0.200
                                                Management
                                               Incorporated
--------------------------------------------------------------------------------

      Funds Management also acts as adviser to, and is entitled to receive a fee from, each Master Portfolio or affiliated Underlying Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                         Average Daily            % Of Average
                                           Net Assets           Daily Net Assets
--------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS            First $5 billion              0.33
                                         Next $5 billion              0.32
                                        Over $10 billion              0.31
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services.

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan ("Plan") for the Fund(s), pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

      For the period ended November 30, 2006, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual-asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby, each Fund is charged up to an annual fee of 0.25% of the average daily net assets of the Fund. For the period ended November 30, 2006, shareholder servicing fees paid by the Fund are disclosed on its Statement of Operations.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended November 30, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. The Fund's Adviser has committed to waive fees and/or

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                   Net Operating
                                                                   Expense Ratio
--------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS                                          1.50%*
--------------------------------------------------------------------------------

*     This ratio does not include the expenses of the Underlying Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended November 30, 2006, were as follows:

Portfolio                                                                 Purchases at Cost   Sales Proceeds
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO**     $  51,628,460      $ 39,274,081
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO**                         44,191,231        40,079,577
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO**              52,414,124        35,525,243
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO**               313,744,576       292,631,999
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO**              75,509,788        54,754,827
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO**               121,004,999        77,591,552


** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

      Purchases and sales of the affiliated and non-affiliated funds in which the Funds invest are actual aggregate purchases and sales of those funds.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended November 30, 2006, there were no borrowings by WealthBuilder Portfolios under the agreement.

6. MISCELLANEOUS
--------------------------------------------------------------------------------

      During the fiscal year ended May 31, 2005, the WealthBuilder Equity Portfolio, WealthBuilder Growth Balanced Portfolio, and WealthBuilder Tactical Equity Portfolio exchanged their portfolio investments in Class A shares of proprietary and non-proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying fund expense ratio for each Fund. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Fund as a result of the exchanges was as follows:

Portfolio                                                          Realized Gain
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO                 $1,508,883
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO         6,867,830
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO         5,722,614
--------------------------------------------------------------------------------

      For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of May 31, 2006, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares). As of May 31, 2006, the deferred gain for income tax purposes was as follows:

Portfolio                                                          Deferred Gain
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO                 $1,800,872
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO         3,072,720
--------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO         4,260,122
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                  WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of November 30, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS     OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

---------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE**       PAST FIVE YEARS                       OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
Thomas S. Goho              Trustee, since 1987       Chair of Finance, Wake Forest         None
64                                                    University, since 2006. Benson-
                                                      Pruitt Professorship, Wake
                                                      Forest University, Calloway
                                                      School of Business and
                                                      Accountancy, since 1999.
---------------------------------------------------------------------------------------------------------------
Peter G. Gordon             Trustee, since 1998       Chairman, CEO, and Co-                None
64                          (Chairman, since 2001)    Founder of Crystal Geyser
                                                      Water Company, and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.
---------------------------------------------------------------------------------------------------------------
Richard M. Leach            Trustee, since 1987       Retired. Prior thereto, President     None
73                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
---------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell          Trustee, since 2006       Professor of Insurance and Risk       None
53                                                    Management, Wharton School,
                                                      University of Pennsylvania.
                                                      Director of the Boettner Center
                                                      on Pensions and Retirement.
                                                      Research Associate and Board
                                                      Member, Penn Aging Research
                                                      Center. Research Associate,
                                                      National Bureau of Economic
                                                      Research.
---------------------------------------------------------------------------------------------------------------
Timothy J. Penny            Trustee, since 1996       Senior Counselor to the public        None
55                                                    relations firm of Himle-Horner,
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota
                                                      (a public policy organization).
---------------------------------------------------------------------------------------------------------------
Donald C. Willeke           Trustee, since 1996       Principal of the law firm of          None
66                                                    Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)     WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

---------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE**       PAST FIVE YEARS                       OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
J. Tucker Morse             Trustee, since 1987       Private Investor/Real Estate          None
62                                                    Developer. Prior thereto,
                                                      Chairman of White Point Capital,
                                                      LLC until 2005.
---------------------------------------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------
                            POSITION HELD AND         PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                LENGTH OF SERVICE         PAST FIVE YEARS                       OTHER DIRECTORSHIPS
---------------------------------------------------------------------------------------------------------------
Karla M. Rabusch            President, since 2003     Executive Vice President of           None
47                                                    Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC from
                                                      2001 to 2003.
---------------------------------------------------------------------------------------------------------------
C. David Messman            Secretary, since 2000     Vice President and Managing           None
46                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC. Vice
                                                      President and Senior Counsel of
                                                      Wells Fargo Bank, N.A. from 1996
                                                      to 2003.
---------------------------------------------------------------------------------------------------------------
A. Erdem Cimen              Treasurer, since 2006     Vice President of Wells Fargo         None
33                                                    Bank, N.A. and Vice President of
                                                      Financial Operations for Wells
                                                      Fargo Funds Management, LLC. Vice
                                                      President and Group Finance
                                                      Officer of Wells Fargo Bank, N.A.
                                                      Auto Finance Group from 2004 to
                                                      2006. Vice President of Portfolio
                                                      Risk Management for Wells Fargo
                                                      Bank, N.A. Auto Finance Group in
                                                      2004. Vice President of Portfolio
                                                      Research and Analysis for Wells
                                                      Fargo Bank, N.A. Auto Finance
                                                      Group from 2001 to 2004. Director
                                                      of Small Business Services Risk
                                                      Management for American Express
                                                      Travel Related Services from 2000
                                                      to 2001.
---------------------------------------------------------------------------------------------------------------
Dorothy A. Peters           Chief Compliance          Chief Compliance Officer of Wells     None
45                          Officer, since 2004       Fargo Funds Management, LLC since
                                                      2004 and Compliance Officer of
                                                      Wells Fargo Funds Management, LLC
                                                      from 1999 to 2002. Compliance
                                                      Manager of Wells Fargo
                                                      Investments from 1997 to 1999. In
                                                      2002, Ms. Peters left Wells Fargo
                                                      Funds Management, LLC to pursue
                                                      personal goals.
---------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of November 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS             LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Corporation
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

                                         THIS PAGE IS INTENTIONALLY LEFT BLANK--

THIS PAGE IS INTENTIONALLY LEFT BLANK--

[LOGO]
-----------------
WELLS   ADVANTAGE
FARGO   FUNDS
-----------------

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2006 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    101657 01-07
                                                               SWBP/SAR102 11-06

                                                           ----------------
                                                  [LOGO]   WELLS ADVANTAGE
                                                           FARGO FUNDS
                                                           ----------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
                                                    NOVEMBER 30, 2006

--------------------------------------------------------------------------------

                                                     Semi-Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Diversified Bond Fund

Wells Fargo Advantage High Yield Bond Fund

Wells Fargo Advantage Income Plus Fund

Wells Fargo Advantage Inflation-Protected Bond Fund

Wells Fargo Advantage Intermediate Government Income Fund

Wells Fargo Advantage Short Duration Government Bond Fund

Wells Fargo Advantage Stable Income Fund

Wells Fargo Advantage Strategic Income Fund

Wells Fargo Advantage Total Return Bond Fund

Wells Fargo Advantage Ultra-Short Duration Bond Fund

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Diversified Bond Fund .................................................     2
   High Yield Bond Fund ..................................................     4
   Income Plus Fund ......................................................     6
   Inflation-Protected Bond Fund .........................................     8
   Intermediate Government Income Fund ...................................    10
   Short Duration Government Bond Fund ...................................    12
   Stable Income Fund ....................................................    14
   Strategic Income Fund .................................................    16
   Total Return Bond Fund ................................................    18
   Ultra-Short Duration Bond Fund ........................................    20
Fund Expenses (Unaudited) ................................................    22
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Diversified Bond Fund .................................................    26
   High Yield Bond Fund ..................................................    27
   Income Plus Fund ......................................................    36
   Inflation-Protected Bond Fund .........................................    47
   Intermediate Government Income Fund ...................................    48
   Short Duration Government Bond Fund ...................................    53
   Stable Income Fund ....................................................    58
   Strategic Income Fund .................................................    59
   Total Return Bond Fund ................................................    68
   Ultra-Short Duration Bond Fund ........................................    69
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    76
   Statements of Operations ..............................................    78
   Statements of Changes in Net Assets ...................................    80
   Financial Highlights ..................................................    92
   Notes to Financial Highlights .........................................   102
Notes to Financial Statements ............................................   103
--------------------------------------------------------------------------------
                               Master Portfolios
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Inflation-Protected Bond Portfolio ....................................   114
   Managed Fixed Income Portfolio ........................................   118
   Stable Income Portfolio ...............................................   130
   Total Return Bond Portfolio ...........................................   140
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   153
   Statements of Operations ..............................................   154
   Statements of Changes in Net Assets ...................................   156
   Financial Highlights ..................................................   158
   Notes to Financial Highlights .........................................   159
Notes to Financial Statements ............................................   160
--------------------------------------------------------------------------------
Other Information (Unaudited) ............................................   165
--------------------------------------------------------------------------------
List of Abbreviations ....................................................   167
--------------------------------------------------------------------------------

NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE

               ---------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               ---------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE INCOME FUNDS semi-annual report for the period that ended November 30, 2006. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy began to show signs of declining strength during the six-month period. Gross Domestic Product (GDP) growth for the second and third quarters of 2006 averaged 2.3%, well below the 3.5% average growth rate recorded for the last two years. Inflation edged up during the last six months, with the core Consumer Price Index (CPI) up approximately 2.5% over the 12-month period ending November 2006. Nevertheless, the Fed has left the Federal funds interest rate unchanged at 5.25% since June 29, 2006.

      The U.S. dollar fell during the period in response to rising interest rates overseas and stable interest rates in the United States after the Fed paused in its tightening cycle. There has been some concern that the decline in the U.S. currency may cause some foreign investors to reduce purchases of dollar-denominated securities. So far, however, foreign demand for U.S. debt securities has remained strong. In the past, a weaker U.S. dollar generally has been beneficial for the stock market but challenging for the bond market.

BONDS RESPOND TO INTEREST RATE UNCERTAINTY
--------------------------------------------------------------------------------

      In the bond market, the inverted yield curve resulted in short-term bonds yielding more than long-term bonds. The ten-year Treasury yield declined from 5.00% at the beginning of the six-month period to 4.46% by the end of the period, while the two-year Treasury yield fell from 5.03% at the beginning of the period to 4.61% by the end of the period. The Lehman Brothers U.S. Government/Credit Index 1 recorded a total return of 6.03% for the six-month period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Future actions by the Fed and central banks in Europe, Canada, and Asia are hard to predict. That's why we believe that successful investing includes taking a balanced approach by maintaining a portfolio that is diversified and by keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and to keep you on track for reaching your financial goals.

      To help you reach your diversification goals, we offer funds across most major asset classes, each guided by skillful, independent money managers, our subadvisers, chosen for their focused attention to a particular investment style. We believe that our insistence on seeking skillful and independent money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move toward their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
1 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify for inclusion in the Lehman Brothers U.S. Credit Index, bonds must be SEC-registered. You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE INCOME FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND (the Fund) seeks total return, consisting of current income and capital appreciation, by diversifying its investments among different fixed income investment styles.

ADVISER
   Wells Fargo Funds Management, LLC

FUND MANAGERS                                      FUND INCEPTION DATE
   Thomas C. Biwer, CFA                                 12/31/1982
   Christian L. Chan, CFA
   Andrew Owen, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 5.66% 1 for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index 2, which returned 5.93% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund invests in three different fixed-income investment styles:
Managed Fixed Income, Total Return Bond, and Inflation-Protected Bond. This multi-style approach seeks to reduce prices and returns volatility of the Fund and generate more consistent returns.

      Both the Managed Fixed Income Portfolio and the Total Return Bond Portfolio performed slightly ahead of the broad bond market benchmark. The Inflation-Protected Bond Portfolio modestly underperformed the benchmark as inflation worries dissipated during the reporting period.

      The U.S. economy began to show signs of slowing during the six-month period. After posting very strong readings in the first quarter of 2006, real Gross Domestic Product (GDP) growth moderated to 2.6% in the second quarter and to 2.2% in the third quarter. Slowing economic growth is generally regarded as good for bond prices because it is believed to reduce inflation pressures. During the period, most inflation measures eased modestly and bond yields in turn declined across the maturity spectrum. Bond prices move inversely to their yields.

      In response to signs of slower growth and abating inflation, the Fed decided at its August 2006 meeting to halt, at least temporarily, its string of interest rate hikes that it began in 2004, a move that also contributed to the rally in bond prices.

      Also contributing to the bond market rally was the unprecedented demand for U.S. dollar debt on the part of foreign investors.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Since November 2005, the Fund has been allocated 70% to the Wells Fargo Advantage Managed Fixed Income Portfolio, 20% to the Wells Fargo Advantage Total Return Bond Portfolio, and 10% to the Wells Fargo Advantage Inflation-Protected Bond Portfolio.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The rally in bond prices during the reporting period modestly reduced the near-term relative attractiveness of bonds and also raised risk levels in the bond market. The current weakness in the U.S. dollar can also negatively affect bonds. The bond market's reliance on demand from foreign investors also raises concerns.

      Nevertheless, we believe the disinflationary forces of global competition and free trade, combined with a glut of liquidity and demand from corporate pension funds, should keep inflation under control and help keep bond yields from moving dramatically higher and thus provide support for bond prices.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower. The Fund is a gateway blended Fund that invests all of its assets in three or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

            Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities.You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                          6-Months*   1-Year     5-Year    10-Year
-------------------------------------------------------------------------------------------------------------------
Diversified Bond Fund - Administrator Class (Incept. Date 11/11/1994)       5.66       5.60       3.94       5.50
-------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Bond Index 2                               5.93       5.94       5.05       6.20
-------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)

-------------------------------------------------------
Portfolio Turnover**                                79%
-------------------------------------------------------
Average Credit Quality 4                           Aaa
-------------------------------------------------------
Weighted Average Coupon                           5.39%
-------------------------------------------------------
Estimated Weighted Average Maturity            6.33 yrs
-------------------------------------------------------
Estimated Average Duration                     4.89 yrs
-------------------------------------------------------
Net Asset Value (NAV)                           $25.14
-------------------------------------------------------
Distribution Rate 5                               4.30%
-------------------------------------------------------
30-Day SEC Yield 6                                4.58%
-------------------------------------------------------

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 3,7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalents                               1%
Asset Backed Securities                        7%
Collateralized Mortgage Securities            28%
U.S. Treasury Bonds                            9%
U.S. Treasury Notes                            9%
U.S. Government Agencies                      20%
Corporate Bonds                               21%
Municipal Bonds                                4%
Repurchase Agreements                          1%

GROWTH OF $10,000 INVESTMENT 8 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                              WELLS FARGO ADVANTAGE
                             DIVERSIFIED BOND FUND -      Lehman Brothers U.S.
                               Administrator Class        Aggregate Bond Index
                             -----------------------     ----------------------
 11/30/1996                            10000                    10,000
 12/31/1996                             9923                     9,907
  1/31/1997                             9935                     9,937
  2/28/1997                             9939                     9,962
  3/31/1997                             9821                     9,852
  4/30/1997                             9951                     9,999
  5/31/1997                            10029                    10,094
  6/30/1997                            10139                    10,214
  7/31/1997                            10484                    10,489
  8/31/1997                            10307                    10,399
  9/30/1997                            10499                    10,553
 10/31/1997                            10730                    10,706
 11/30/1997                            10797                    10,755
 12/31/1997                            10938                    10,863
  1/31/1998                            11114                    11,003
  2/28/1998                            11072                    10,995
  3/31/1998                            11093                    11,032
  4/30/1998                            11139                    11,090
  5/31/1998                            11272                    11,195
  6/30/1998                            11418                    11,290
  7/31/1998                            11405                    11,314
  8/31/1998                            11727                    11,498
  9/30/1998                            12023                    11,767
 10/31/1998                            11873                    11,705
 11/30/1998                            11927                    11,772
 12/31/1998                            11933                    11,807
  1/31/1999                            12005                    11,891
  2/28/1999                            11722                    11,684
  3/31/1999                            11781                    11,749
  4/30/1999                            11817                    11,786
  5/31/1999                            11740                    11,683
  6/30/1999                            11709                    11,645
  7/31/1999                            11695                    11,596
  8/31/1999                            11682                    11,590
  9/30/1999                            11776                    11,724
 10/31/1999                            11790                    11,768
 11/30/1999                            11803                    11,767
 12/31/1999                            11792                    11,710
  1/31/2000                            11806                    11,672
  2/29/2000                            12022                    11,813
  3/31/2000                            12282                    11,968
  4/30/2000                            12181                    11,934
  5/31/2000                            12118                    11,929
  6/30/2000                            12373                    12,177
  7/31/2000                            12508                    12,288
  8/31/2000                            12709                    12,466
  9/30/2000                            12709                    12,544
 10/31/2000                            12810                    12,627
 11/30/2000                            13067                    12,834
 12/31/2000                            13352                    13,073
  1/31/2001                            13471                    13,287
  2/28/2001                            13612                    13,403
  3/31/2001                            13617                    13,470
  4/30/2001                            13470                    13,413
  5/31/2001                            13542                    13,494
  6/30/2001                            13589                    13,545
  7/31/2001                            13843                    13,849
  8/31/2001                            13992                    14,008
  9/30/2001                            14073                    14,172
 10/31/2001                            14365                    14,468
 11/30/2001                            14084                    14,268
 12/31/2001                            14033                    14,177
  1/31/2002                            14133                    14,292
  2/28/2002                            14265                    14,430
  3/31/2002                            13966                    14,191
  4/30/2002                            14192                    14,466
  5/31/2002                            14279                    14,589
  6/30/2002                            14363                    14,715
  7/31/2002                            14504                    14,893
  8/31/2002                            14643                    15,144
  9/30/2002                            14824                    15,390
 10/31/2002                            14703                    15,320
 11/30/2002                            14668                    15,316
 12/31/2002                            14893                    15,632
  1/31/2003                            14901                    15,645
  2/28/2003                            15083                    15,862
  3/31/2003                            15019                    15,850
  4/30/2003                            15133                    15,980
  5/31/2003                            15437                    16,278
  6/30/2003                            15390                    16,245
  7/31/2003                            15058                    15,699
  8/31/2003                            15107                    15,803
  9/30/2003                            15398                    16,222
 10/31/2003                            15323                    16,071
 11/30/2003                            15368                    16,109
 12/31/2003                            15479                    16,273
  1/31/2004                            15584                    16,404
  2/29/2004                            15733                    16,582
  3/31/2004                            15853                    16,706
  4/30/2004                            15507                    16,272
  5/31/2004                            15451                    16,207
  6/30/2004                            15500                    16,299
  7/31/2004                            15610                    16,460
  8/31/2004                            15808                    16,775
  9/30/2004                            15847                    16,820
 10/31/2004                            15931                    16,961
 11/30/2004                            15841                    16,826
 12/31/2004                            15963                    16,980
  1/31/2005                            16059                    17,087
  2/28/2005                            15969                    16,987
  3/31/2005                            15920                    16,900
  4/30/2005                            16102                    17,128
  5/31/2005                            16261                    17,313
  6/30/2005                            16374                    17,408
  7/31/2005                            16201                    17,250
  8/31/2005                            16418                    17,471
  9/30/2005                            16236                    17,291
 10/31/2005                            16126                    17,154
 11/30/2005                            16184                    17,230
 12/31/2005                            16348                    17,393
  1/31/2006                            16335                    17,395
  2/28/2006                            16375                    17,452
  3/31/2006                            16212                    17,281
  4/30/2006                            16177                    17,250
  5/31/2006                            16174                    17,231
  6/30/2006                            16207                    17,267
  7/31/2006                            16415                    17,501
  8/31/2006                            16678                    17,768
  9/30/2006                            16814                    17,925
 10/31/2006                            16900                    18,043
 11/30/2006                            17089                    18,252

--------------------------------------------------------------------------------

3     Fund characteristics and portfolio allocation are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5     The distribution rate is based on the actual distributions made by the
       Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by any gain or loss realized due to the return of principal if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset vale (NAV) on the last day of the period.

7 This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to Financial Statements for a discussion of the master portfolios.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND Administrator Class shares for the most recent ten years with the Lehman Brothers U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION DATE
   Phil Susser                             11/29/2002
   Roger Wittlin

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.17% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Merrill Lynch High Yield Master II Index 2, which returned 6.85% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Higher-risk assets, including high yield bonds, posted impressive returns, as weaker economic data made the market more optimistic that the Fed's decision to stop raising interest rates would be permanent rather than a temporary pause. The high yield market in particular was supported by low volatility, strong returns for equities, and abundant market liquidity. In addition, a rally in the Treasury market--driven by investors' belief that the economy may achieve a "soft landing"--provided A tailwind for all bonds, including high yield.

      In this environment, the Fund underperformed its benchmark because of our more conservative stance with respect to credit risk. The positive macroeconomic environment helped enable the riskiest investments--highly leveraged CCC-rated and distressed bonds--to perform strongly, while the Treasury rally helped interest-rate-sensitive bonds to outperform the broader market. We were underweighted in both interest-rate-sensitive and the most risky bonds. Although our overweighting in secured floating-rate bonds produced good returns, those holdings lagged the broader high yield market.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund began the period much shorter in duration due to its holdings of floating-rate, secured bank loans and underweighted to BB-rated securities and long maturity bonds. However, as Treasury rates rose during the first half of 2006, the Fund began to minimize that duration exposure by buying more BB-rated securities in addition to longer-dated bonds. In addition, the Fund significantly reduced its exposure to homebuilders and building products companies as the housing sector weakened and their credit prospects became less favorable.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Our outlook remains positive but cautious. Unlike in 2006, we do not believe that owning the market's riskiest credits will prove as rewarding in 2007.

      The overall macroeconomic environment continues to be favorable. Inflation remains manageable, and bond issuers have access to vast amounts of liquidity through the capital markets. However, given the number of companies that have been formulated through the private equity market with ever-increasing leverage, we believe that the current default rate of less than 2% is not sustainable. We are looking for the large level of leveraged buyout activity seen in 2006 to continue in 2007.

      The Fund places an emphasis on companies with proven business models and management teams which display the ability to pay down debt instead of utilizing the capital markets to pay themselves dividends or increase debt for acquisitions. By completing sector and credit due diligence and being cognizant of what we deem to be best value in the entire capital structure of each credit, we aim to build and maintain portfolios which have lower volatility and favorable total rate of return characteristics.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

2 The Merrill Lynch High Yield Master II Index is a market capitalization weighted index of domestic and Yankee high yield bonds. The Index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------


                                                                   Including Sales Charge              Excluding Sales Charge
                                                           -----------------------------------   ----------------------------------
                                                           6-Months*     1-Year   Life of Fund   6-Months*     1-Year  Life of Fund
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund - Class A (Incept. Date 11/29/2002)       0.44       4.35        7.37          5.17         9.26     8.62
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund - Class B (Incept. Date 11/29/2002)      (0.22)      3.56        7.42          4.78         8.56     7.82
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund - Class C (Incept. Date 11/29/2002)       3.78       7.46        7.81          4.78         8.46     7.81
-----------------------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
  Merrill Lynch High Yield Master II Index 2                                                        6.85        11.56    13.10
-----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
----------------------------------------------------------------------

----------------------------------------------------------------------
Portfolio Turnover**                                               37%
----------------------------------------------------------------------
Average Credit Quality 4                                           B1
----------------------------------------------------------------------
Weighted Average Coupon                                          8.34%
----------------------------------------------------------------------
Estimated Weighted Average Maturity                           6.61 yrs
----------------------------------------------------------------------
Estimated Average Duration                                    4.23 yrs
----------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C)            $10.37,$10.37,$10.37
----------------------------------------------------------------------
Distribution Rate 5 (Class A, B, C)               6.93%, 6.18%, 6.19%
----------------------------------------------------------------------
30-Day SEC Yield 6 (Class A, B, C)                6.61%, 6.17%, 6.17%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Unrated                  2%
BB                      33%
B                       53%
CCC                     11%
Cash                     1%


GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                 WELLS FARGO ADVANTAGE
                                 HIGH YIELD BOND FUND -     Merrill Lynch High
                                         Class A           Yield Master II Index
                                -----------------------   ----------------------

          11/30/2002                        9550                    10000
          12/31/2002                        9520                    10146
           1/31/2003                        9530                    10450
           2/28/2003                        9553                    10591
           3/31/2003                        9610                    10870
           4/30/2003                       10022                    11502
           5/31/2003                       10065                    11631
           6/30/2003                       10312                    11959
           7/31/2003                       10207                    11797
           8/31/2003                       10290                    11942
           9/30/2003                       10541                    12271
          10/31/2003                       10640                    12525
          11/30/2003                       10723                    12693
          12/31/2003                       10941                    13000
           1/31/2004                       11045                    13207
           2/29/2004                       11073                    13190
           3/31/2004                       11147                    13284
           4/30/2004                       11136                    13196
           5/31/2004                       10996                    12989
           6/30/2004                       11103                    13177
           7/31/2004                       11224                    13352
           8/31/2004                       11359                    13598
           9/30/2004                       11483                    13787
          10/31/2004                       11654                    14048
          11/30/2004                       11813                    14199
          12/31/2004                       11953                    14414
           1/31/2005                       11945                    14399
           2/28/2005                       12031                    14605
           3/31/2005                       11797                    14207
           4/30/2005                       11649                    14050
           5/31/2005                       11765                    14305
           6/30/2005                       11938                    14576
           7/31/2005                       12160                    14799
           8/31/2005                       12188                    14859
           9/30/2005                       12094                    14710
          10/31/2005                       12063                    14603
          11/30/2005                       12167                    14673
          12/31/2005                       12242                    14803
           1/31/2006                       12411                    15042
           2/28/2006                       12513                    15136
           3/31/2006                       12561                    15232
           4/30/2006                       12663                    15323
           5/31/2006                       12640                    15320
             6/30/06                       12590                    15262
             7/31/06                       12711                    15425
             8/31/06                       12827                    15675
             9/30/06                       12964                    15877
            10/31/06                       13117                    16112
            11/30/06                       13294                    16370

--------------------------------------------------------------------------------

3     Fund characteristics and credit quality are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5     The distribution rate is based on the actual distributions made by the
       Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during the period and the maximum offering price of the last day of the period. For Class A Shares the SEC yield calculation includes the maximum sales charges; for all other share classes the calculation includes net asset vale (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND Class A shares for the life of the Fund with the Merrill Lynch High Yield Master II Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME PLUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INCOME PLUS FUND (the Fund) seeks to maximize income while maintaining prospects for capital appreciation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   W. Frank Koster                         07/13/1998
   Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.38% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Universal Bond Index 2 which returned 6.07% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      While the Fund's duration positioning added to performance in the early part of the period, our relatively short duration (sensitivity to interest rates) detracted from those early gains as the period progressed. We have since moved the Fund's duration closer to a neutral stance relative to the benchmark, but in the near term we plan to maintain the Fund's relative short duration. We believe that yields are too low to be sustainable for a prolonged period.

      Mortgages and commercial mortgage-backed securities (CMBS) performed well during the period. Our strategy of having an allocation to CMBS continued to contribute to performance, as these were among the top performers in the fixed-income market.

      The corporate bond market benefited the most from solid second quarter earnings and from the strong demand for credit that began in July 2006. Our view of corporate bonds changed during the period because we believed that the credit cycle has passed its peak. At this stage in the credit cycle, it will become increasingly important to avoid event risk (the risk that a specific event will depress bond prices), as merger, acquisition, and leveraged buyout activity continues to cause credit spreads of individual issuers to widen.

      The high yield market continued to outperform the broader U.S. fixed income market. High yield returns were aided by a low default rate, managers putting cash to work, strong fundamentals, and a rallying Treasury market. Throughout the period, we maintained an overweighted position in high yield with approximately 30% of the Fund in the high-yield category. Our sector and individual issue selection during the last two quarters has remained conservative.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Moving the Fund's duration closer to a more neutral stance relative to its benchmark was the primary strategic change made to the Fund during the period.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      In our view, the more pessimistic forecasts for the housing sector are not likely to come to fruition. Consumer spending has held up well and was aided by the drop in gasoline prices. If this better-than-expected pattern is sustained, fixed income portfolio managers might be encouraged to agree with their equity counterparts that the economic outlook is more favorable than what they now believe. We think the housing market, while weakening, won't have a severe impact on consumers and believe that the Fed may keep the funds rate at 5.25% for an extended period of time. We plan to continue to position the Fund conservatively in the months ahead.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INCOME PLUS FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders.Without these reductions, the Fund's returns would have been lower.

2 The Lehman Brothers U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                             Including Sales Charge                  Excluding Sales Charge
                                                      -------------------------------------  ------------------------------------
                                                                                    Life of                               Life of
                                                      6-Months*   1-Year   5-Year     Fund   6-Months*  1-Year   5-Year     Fund
---------------------------------------------------------------------------------------------------------------------------------
Income Plus Fund - Class A (Incept. Date 07/13/1998)    0.68        1.48     4.63     4.09        5.38    6.24     5.60     4.66
---------------------------------------------------------------------------------------------------------------------------------
Income Plus Fund - Class B (Incept. Date 07/13/1998)   (0.02)       0.44     4.48     3.88        4.98    5.44     4.81     3.88
---------------------------------------------------------------------------------------------------------------------------------
Income Plus Fund - Class C (Incept. Date 07/13/1998)    3.98        4.44     4.81     3.88        4.98    5.44     4.81     3.88
---------------------------------------------------------------------------------------------------------------------------------
Benchmark
---------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Universal Bond Index 2                                                     6.07    6.44     5.60     6.08
---------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)

-------------------------------------------------------------
Portfolio Turnover**                                      95%
-------------------------------------------------------------
Average Credit Quality 4                                  A1
-------------------------------------------------------------
Weighted Average Coupon                                 6.53%
-------------------------------------------------------------
Estimated Weighted Average Maturity                 6.11 yrs
-------------------------------------------------------------
Estimated Average Duration                          3.98 yrs
-------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C)   $10.75,$10.75,$10.75
-------------------------------------------------------------
Distribution Rate 5 (Class A, B, C)      5.78%, 4.96%, 4.98%
-------------------------------------------------------------
30-Day SEC Yield 6 (Class A, B, C)       4.91%, 4.39%, 4.39%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                                  6%
Collateralized Mortgage Securities                      12%
U.S. Treasury Bonds                                      4%
U.S. Treasury Notes                                      6%
U.S. Government Agencies                                23%
Corporate Bonds                                         43%
Cash Equivalent                                          1%
Foreign Corporate Bonds                                  5%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                            WELLS FARGO ADVANTAGE
                               INCOME PLUS FUND -          Lehman Brothers U.S.
                                   Class A                 Universal Bond Index
                           ---------------------------    ----------------------
         7/13/1998                    9549                         10000
         7/31/1998                    9512                         10000
         8/31/1998                    9382                          9999
         9/30/1998                    9709                         10236
        10/31/1998                    9637                         10194
        11/30/1998                    9844                         10296
        12/31/1998                    9883                         10319
         1/31/1999                    9945                         10388
         2/28/1999                    9764                         10223
         3/31/1999                    9810                         10301
         4/30/1999                    9976                         10362
         5/31/1999                    9855                         10257
         6/30/1999                    9790                         10239
         7/31/1999                    9717                         10198
         8/31/1999                    9594                         10186
         9/30/1999                    9649                         10296
        10/31/1999                    9502                         10340
        11/30/1999                    9519                         10357
        12/31/1999                    9539                         10337
         1/31/2000                    9415                         10302
         2/29/2000                    9482                         10433
         3/31/2000                    9444                         10554
         4/30/2000                    9387                         10521
         5/31/2000                    9246                         10502
         6/30/2000                    9435                         10728
         7/31/2000                    9567                         10832
         8/31/2000                    9627                         10990
         9/30/2000                    9651                         11046
        10/31/2000                    9546                         11090
        11/30/2000                    9600                         11240
        12/31/2000                    9803                         11455
         1/31/2001                   10066                         11679
         2/28/2001                   10149                         11777
         3/31/2001                   10136                         11817
         4/30/2001                   10103                         11764
         5/31/2001                   10176                         11849
         6/30/2001                   10181                         11882
         7/31/2001                   10368                         12116
         8/31/2001                   10490                         12267
         9/30/2001                   10399                         12356
        10/31/2001                   10677                         12604
        11/30/2001                   10653                         12457
        12/31/2001                   10564                         12383
         1/31/2002                   10624                         12486
         2/28/2002                   10643                         12603
         3/31/2002                   10598                         12421
         4/30/2002                   10750                         12658
         5/31/2002                   10835                         12753
         6/30/2002                   10768                         12799
         7/31/2002                   10711                         12908
         8/31/2002                   10910                         13146
         9/30/2002                   11028                         13334
        10/31/2002                   10975                         13288
        11/30/2002                   11150                         13324
        12/31/2002                   11339                         13600
         1/31/2003                   11401                         13637
         2/28/2003                   11563                         13831
         3/31/2003                   11635                         13844
         4/30/2003                   11867                         14008
         5/31/2003                   12084                         14275
         6/30/2003                   12119                         14272
         7/31/2003                   11786                         13813
         8/31/2003                   11858                         13912
         9/30/2003                   12113                         14283
        10/31/2003                   12095                         14181
        11/30/2003                   12128                         14230
        12/31/2003                   12292                         14392
         1/31/2004                   12381                         14516
         2/29/2004                   12488                         14659
         3/31/2004                   12589                         14776
         4/30/2004                   12395                         14398
         5/31/2004                   12258                         14325
         6/30/2004                   12342                         14416
         7/31/2004                   12465                         14569
         8/31/2004                   12684                         14858
         9/30/2004                   12767                         14916
        10/31/2004                   12910                         15052
        11/30/2004                   12927                         14958
        12/31/2004                   13098                         15107
         1/31/2005                   13129                         15194
         2/28/2005                   13131                         15132
         3/31/2005                   12984                         15021
         4/30/2005                   13034                         15204
         5/31/2005                   13149                         15381
         6/30/2005                   13215                         15486
         7/31/2005                   13168                         15375
         8/31/2005                   13298                         15563
         9/30/2005                   13155                         15418
        10/31/2005                   13077                         15295
        11/30/2005                   13169                         15369
        12/31/2005                   13283                         15517
         1/31/2006                   13314                         15539
         2/28/2006                   13363                         15601
         3/31/2006                   13304                         15463
         4/30/2006                   13295                         15444
         5/31/2006                   13276                         15422
          6/30/06                    13275                         15446
          7/31/06                    13404                         15659
          8/31/06                    13605                         15902
          9/30/06                    13733                         16047
         10/31/06                    13833                         16166
         11/30/06                    13990                         16359

--------------------------------------------------------------------------------

3     Fund characteristics and portfolio allocation are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expense, divided by average shares, outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE INCOME PLUS FUND Class A shares for the life of the Fund with the Lehman Brothers U.S. Universal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation, while providing protection against inflation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Michael J. Bray, CFA                    02/28/2003
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.61% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index 2 which returned 4.96% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Market interest rates declined during the reporting period and were reflected in the yields of both Treasury Inflation Protected Securities (TIPS) and in ordinary or nominal U.S. Treasury notes and bonds. The yield of the ten-year U.S. Treasury note declined by 0.64% while TIPS of similar maturity declined by 0.28%. Throughout much of the reporting period we maintained modest positions in mortgage-related, floating-rate securities in lieu of short maturity TIPs. This defensive strategy detracted marginally from Fund performance as price increases on fixed-rate alternatives surpassed those of the floaters. The mortgage-related drag on performance was partially offset by incremental returns from our active duration positioning activities. We were able to capitalize on the decline in market rates by periodically having long, overall duration compared to the benchmark.

      Rates receded in large part because of the decline in the housing market, which led investors to conclude that the Fed might lower its target federal funds rate. If the Fed does choose to reduce rates, it would represent a reversal of its monetary tightening policy, which has been in place since June 2004. Beginning in August 2006, the Fed paused in its cycle of raising interest rates as the U.S. economy entered its fifth year of expansion and was showing some signs of fatigue. While core inflation has cooled somewhat, certain measures remain above the Fed's comfort zone, and we believe that inflation will need to decline further if the anticipated drop in interest rates is to be realized. Notably, overall consumer prices have declined markedly throughout 2006--in large part due to the dramatic decline in energy prices. Inflation accruals on TIPS are directly linked to consumer prices and have fallen accordingly.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the last two years, the Fund has generally maintained a shorter duration relative to its benchmark while favoring longer-term securities overall. This strategy was based on the belief that the Fed would continue to raise target interest rates and that short-term yields would increase more than long-term yields. Considering the uncertainty surrounding the strength of the economy and the Fed's next federal fund's rate decision we have now changed the Fund's modest strategy and remain neutral regarding duration and yield curve. In addition, we eliminated the Fund's modest mortgage-backed securities positions because valuations reached all time highs and we wanted to capture the gains.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the U.S. economic expansion has entered a mid-cycle slowdown and may continue for several more months. In the intermediate term, weakness in the housing market and in some manufacturing industries is likely to limit the economy's growth below its potential. On the positive side, factors supporting economic growth include a firm labor market, steady consumer spending, solid gains in household income, and moderating energy prices.

      Against this backdrop, we believe that inflation is likely to even out and remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, it is our belief that the U.S. central bank will remain patient with its monetary policy, concluding that its prior interest rate increases may have been sufficient to keep inflation contained. Consequently, we believe that the Fed may leave its benchmark Federal funds rate at current levels through at least the first quarter of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE PRINCIPAL VALUE OF AND INTEREST PAYMENTS ON INFLATION-PROTECTED DEBT SECURITIES TEND TO FALL WITH THE RATE OF INFLATION. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders .Without these reductions, the Fund's returns would have been lower. The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

            Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Lehman Brothers U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                          Including Sales Charge       Excluding Sales Charge
                                                                         --------------------------  --------------------------
                                                                                            Life of                    Life of
                                                                         6-Months*  1-Year    Fund   6-Months*  1-Year   Fund
-------------------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund - Class A (Incept. Date 02/28/2003)          (0.09)    (1.34)    2.73     4.61      3.31   4.00
-------------------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund - Class B (Incept. Date 02/28/2003)          (0.77)    (2.36)    2.44     4.23      2.64   3.18
-------------------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund - Class C (Incept. Date 02/28/2003)           3.23      1.54     3.17     4.23      2.54   3.17
-------------------------------------------------------------------------------------------------------------------------------
Inflation-Protected Bond Fund -
 Administrator Class (Incept. Date 02/28/2003)                                                          4.75      3.56   4.21
-------------------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Treasury Inflation-Protected Securities Index 2                                   4.96      4.08   4.73

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

---------------------------------------------------------------------
Portfolio Turnover 4 **                                         18%
---------------------------------------------------------------------
Average Credit Quality 5                                       Aaa
---------------------------------------------------------------------
Weighted Average Coupon                                       2.60%
---------------------------------------------------------------------
Estimated Weighted Average Maturity                        9.79 yrs
---------------------------------------------------------------------
Estimated Average Duration                                 8.02 yrs
---------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C,
  Administrator)                            $9.81,$9.79,$9.79,$9.79
---------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C,
  Administrator)                         3.24%, 2.50%, 2.50%, 3.49%
---------------------------------------------------------------------
30-Day SEC Yield 7 (Class A, B, C,
  Administrator)                         3.49%, 2.91%, 2.93%, 3.89%
---------------------------------------------------------------------

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 3,8 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Government Agencies                 1%
U.S. Treasury Bonds                     27%
U.S. Treasury Notes                     72%

GROWTH OF $10,000 INVESTMENT9 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                               WELLS FARGO ADVANTAGE
                     WELLS FARGO ADVANTAGE       INFLATION-PROTECTED        Lehman Brothers U.S.
                      INFLATION-PROTECTED            BOND FUND -        Treasury Inflation-Protected
                      BOND FUND - Class A       Administrator Class           Securities Index
                     ----------------------   ----------------------   -------------------------------
     2/28/2003             9550                           10000                    10000
     3/31/2003             9442                            9879                     9838
     4/30/2003             9402                            9849                     9812
     5/31/2003             9831                           10290                    10278
     6/30/2003             9737                           10204                    10173
     7/31/2003             9284                            9721                     9703
     8/31/2003             9443                            9891                     9876
     9/30/2003             9749                           10213                    10203
    10/31/2003             9782                           10251                    10259
    11/30/2003             9785                           10255                    10266
    12/31/2003             9876                           10353                    10370
     1/31/2004             9976                           10461                    10490
     2/29/2004            10202                           10700                    10732
     3/31/2004            10340                           10847                    10904
     4/30/2004             9831                           10315                    10374
     5/31/2004             9993                           10487                    10560
     6/30/2004             9997                           10493                    10566
     7/31/2004            10083                           10586                    10664
     8/31/2004            10342                           10860                    10950
     9/30/2004            10359                           10880                    10972
    10/31/2004            10459                           10988                    11081
    11/30/2004            10411                           10939                    11055
    12/31/2004            10597                           11138                    11248
     1/31/2005            10588                           11130                    11248
     2/28/2005            10543                           11085                    11201
     3/31/2005            10539                           11084                    11211
     4/30/2005            10727                           11273                    11425
     5/31/2005            10805                           11357                    11504
     6/30/2005            10841                           11386                    11552
     7/31/2005            10627                           11175                    11310
     8/31/2005            10841                           11403                    11571
     9/30/2005            10822                           11385                    11555
    10/31/2005            10698                           11256                    11407
    11/30/2005            10710                           11271                    11426
    12/31/2005            10824                           11394                    11567
     1/31/2006            10835                           11396                    11566
     2/28/2006            10823                           11397                    11561
     3/31/2006            10583                           11146                    11308
     4/30/2006            10561                           11125                    11298
     5/31/2006            10576                           11144                    11332
     6/30/2006            10603                           11174                    11363
       7/31/06            10775                           11358                    11549
       8/31/06            10951                           11546                    11748
       9/30/06            10958                           11556                    11777
      10/31/06            10945                           11532                    11748
      11/30/06            11064                           11673                    11894

--------------------------------------------------------------------------------

3     Fund characteristics and portfolio allocation are subject to change.

4 Portfolio turnover rate represents the activity from the Fund's Investment in a single Master Portfolio.

5 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

6     The distribution rate is based on the actual distributions made by the
       Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) on the last day of the period.

7 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

8 This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio characteristics are subject to change. See notes to the Financial Statements for a discussion of the Master Portfolio.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares, reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND (the Fund) seeks to provide current income consistent with safety of principal.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   William Stevens                         12/31/1982

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 4.25% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index 2, which returned 4.42% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fed's decision to keep the Federal funds rate at 5.25% since June 29, 2006, gave the markets something to cheer about during the six-month period. The decision came on the heels of 17 consecutive increases in the Federal funds rate that began back in June 2004. The two-year Treasury yield peaked at 5.28% towards the end of June 2006 and has since fallen by over 65 basis points to end November 2006 at 4.61%. The market became more optimistic that the Fed would not increase and perhaps even cut interest rates in 2007 as energy prices plummeted and data released about the housing sector affirmed that the sector is going through a much needed correction.

      As interest rates peaked in June 2006, investors poured into many sectors of the bond market in hopes of participating in the rally. Mortgages, commercial mortgage-backed securities (CMBS), and agencies generally outperformed Treasuries. The mortgage sector saw buying from banks, money managers and overseas investors. In commercial mortgages, a hefty new issue calendar was easily absorbed by broad-based demand.

      The lower exposure to interest rate risk hurt the Fund's relative performance, as interest rates declined and drove bond prices higher. The Fund benefited from the performance of CMBS and mortgages, both of which outperformed the Treasuries and agencies that are components of the benchmark.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, the Fund's holdings in Treasuries were significantly increased as the convexity of mortgage instruments worsened, decreasing the Fund's duration, as rates fell after peaking in June. Convexity measures how a bond's sensitivity to interest rate changes shifts at different interest-rate levels. Overall holdings of mortgages and Collateralized Mortgage Obligations
(CMOs) were reduced as we added to our holding of Commercial Mortgage-Backed Securities (CMBS).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With the ten-year Treasury Bond closing the month at 4.46%, we believe the market's rally seems to be overly aggressive based on fundamentals. It is possible that interest rates may remain low and the demand for bonds may remain high. New issue supply in many markets is muted and the new net supply that is entering the market has found enthusiastic investors. Central banks' foreign currency reserves and petrodollar reserves have continued to feed the foreign demand for U.S. fixed income securities, pushing valuations higher. Pension fund reform has resulted in strong demand for long-term Treasury zero-coupon bonds. The bottom line is that generally the buyers far outweigh the sellers across most of the bond markets.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR GOVERNMENT-SPONSORED ENTITIES MAY NOT BE GUARANTEED BY THE U.S. TREASURY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to the inception of the Class C shares reflects the performance of the Administrator Class, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                       Including Sales Charge                    Excluding Sales Charge
                                                --------------------------------------   --------------------------------------
                                                 6-Months*   1-Year   5-Year   10-Year   6-Months*    1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund -
 Class A (Incept. Date 05/02/1996)                 (0.44)    (0.10)    2.49     4.53         4.25       4.61    3.44      5.01
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund -
 Class B (Incept. Date 05/17/1996)                 (1.14)    (1.18)    2.29     4.22         3.86       3.82    2.65      4.22
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund -
 Class C (Incept. Date 11/08/1999)                  2.77      2.83     2.64     4.22         3.77       3.83    2.64      4.22
-------------------------------------------------------------------------------------------------------------------------------
Intermediate Government Income Fund -
 Administrator Class (Incept. Date 11/11/1994)                                               4.39       4.88    3.70      5.20
-------------------------------------------------------------------------------------------------------------------------------
Benchmark
-------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate U.S. Government Bond Index 2                                   4.42       4.87    3.90      5.46

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------
Portfolio Turnover**                                                   76%
--------------------------------------------------------------------------
Average Credit Quality 4                                               Aaa
--------------------------------------------------------------------------
Weighted Average Coupon                                              5.02%
--------------------------------------------------------------------------
Estimated Weighted Average Maturity                               3.89 yrs
--------------------------------------------------------------------------
Estimated Average Duration                                        3.07 yrs
--------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C,
  Administrator)                            $10.72, $10.70, $10.67, $10.71
--------------------------------------------------------------------------
Distribution Rate 5 (Class A, B, C,
  Administrator)                                4.48%, 3.68%, 3.72%, 4.75%
--------------------------------------------------------------------------
30-Day SEC Yield 6 (Class A, B, C,
  Administrator)                                3.90%, 3.34%, 3.34%, 4.34%
--------------------------------------------------------------------------

** THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Collateralized Mortgage Securities               21%
U.S. Treasury Bonds                               1%
U.S. Treasury Notes                              19%
U.S. Government Agencies                         45%
Repurchase Agreements                            14%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                    WELLS FARGO ADVANTAGE
                        WELLS FARGO ADVANTAGE      INTERMEDIATE GOVERNMENT         Lehman Brothers
                       INTERMEDIATE GOVERNMENT           INCOME FUND -             Intermediate U.S.
                        INCOME FUND - Class A         Administrator Class        Government Bond Index
     11/30/1996                 9550                        10000                       10,000
     12/31/1996                 9444                         9889                        9,946
      1/31/1997                 9482                         9929                        9,984
      2/28/1997                 9478                         9933                       10,001
      3/31/1997                 9380                         9821                        9,944
      4/30/1997                 9502                         9950                       10,056
      5/31/1997                 9577                        10028                       10,134
      6/30/1997                 9668                        10133                       10,221
      7/31/1997                 9935                        10403                       10,409
      8/31/1997                 9834                        10297                       10,370
      9/30/1997                 9985                        10455                       10,482
     10/31/1997                10141                        10619                       10,604
     11/30/1997                10173                        10652                       10,628
     12/31/1997                10267                        10760                       10,714
      1/31/1998                10436                        10927                       10,854
      2/28/1998                10389                        10888                       10,843
      3/31/1998                10415                        10905                       10,876
      4/30/1998                10454                        10956                       10,928
      5/31/1998                10553                        11049                       11,003
      6/30/1998                10641                        11142                       11,078
      7/31/1998                10660                        11162                       11,120
      8/31/1998                10902                        11415                       11,330
      9/30/1998                11270                        11810                       11,595
     10/31/1998                11220                        11758                       11,614
     11/30/1998                11200                        11728                       11,578
     12/31/1998                11258                        11788                       11,623
      1/31/1999                11300                        11831                       11,675
      2/28/1999                11045                        11575                       11,515
      3/31/1999                11119                        11642                       11,592
      4/30/1999                11145                        11670                       11,623
      5/31/1999                10997                        11524                       11,552
      6/30/1999                10953                        11479                       11,568
      7/31/1999                10923                        11447                       11,570
      8/31/1999                10918                        11432                       11,586
      9/30/1999                11049                        11569                       11,686
     10/31/1999                11075                        11585                       11,709
     11/30/1999                11071                        11592                       11,717
     12/31/1999                11009                        11527                       11,680
      1/31/2000                10953                        11471                       11,641
      2/29/2000                11084                        11610                       11,737
      3/31/2000                11242                        11779                       11,871
      4/30/2000                11212                        11750                       11,867
      5/31/2000                11208                        11748                       11,898
      6/30/2000                11411                        11965                       12,087
      7/31/2000                11500                        12060                       12,167
      8/31/2000                11661                        12233                       12,303
      9/30/2000                11708                        12284                       12,410
     10/31/2000                11800                        12383                       12,496
     11/30/2000                12010                        12607                       12,680
     12/31/2000                12222                        12844                       12,903
      1/31/2001                12335                        12966                       13,075
      2/28/2001                12459                        13099                       13,195
      3/31/2001                12512                        13146                       13,290
      4/30/2001                12402                        13033                       13,247
      5/31/2001                12434                        13070                       13,302
      6/30/2001                12482                        13123                       13,344
      7/31/2001                12753                        13424                       13,594
      8/31/2001                12908                        13578                       13,715
      9/30/2001                13136                        13821                       14,007
     10/31/2001                13426                        14142                       14,225
     11/30/2001                13154                        13847                       14,056
     12/31/2001                13028                        13729                       13,989
      1/31/2002                13114                        13823                       14,049
      2/28/2002                13253                        13960                       14,164
      3/31/2002                12980                        13675                       13,950
      4/30/2002                13243                        13969                       14,211
      5/31/2002                13346                        14068                       14,310
      6/30/2002                13500                        14232                       14,489
      7/31/2002                13730                        14489                       14,762
      8/31/2002                13950                        14709                       14,931
      9/30/2002                14188                        14962                       15,188
     10/31/2002                14122                        14906                       15,177
     11/30/2002                14028                        14811                       15,057
     12/31/2002                14285                        15088                       15,335
      1/31/2003                14254                        15049                       15,302
      2/28/2003                14431                        15244                       15,474
      3/31/2003                14384                        15197                       15,478
      4/30/2003                14441                        15263                       15,521
      5/31/2003                14674                        15503                       15,765
      6/30/2003                14635                        15465                       15,740
      7/31/2003                14177                        14997                       15,357
      8/31/2003                14236                        15062                       15,385
      9/30/2003                14535                        15368                       15,719
     10/31/2003                14407                        15237                       15,564
     11/30/2003                14416                        15248                       15,566
     12/31/2003                14515                        15371                       15,687
      1/31/2004                14589                        15439                       15,772
      2/29/2004                14717                        15577                       15,922
      3/31/2004                14796                        15664                       16,033
      4/30/2004                14454                        15305                       15,674
      5/31/2004                14366                        15228                       15,624
      6/30/2004                14425                        15281                       15,663
      7/31/2004                14496                        15373                       15,776
      8/31/2004                14700                        15593                       16,009
      9/30/2004                14721                        15605                       16,016
     10/31/2004                14812                        15706                       16,114
     11/30/2004                14699                        15589                       15,964
     12/31/2004                14789                        15688                       16,050
      1/31/2005                14817                        15735                       16,071
      2/28/2005                14742                        15659                       15,982
      3/31/2005                14711                        15615                       15,942
      4/30/2005                14875                        15792                       16,129
      5/31/2005                14976                        15918                       16,258
      6/30/2005                15027                        15960                       16,312
      7/31/2005                14896                        15824                       16,173
      8/31/2005                15039                        15980                       16,353
      9/30/2005                14923                        15860                       16,227
     10/31/2005                14844                        15779                       16,158
     11/30/2005                14891                        15832                       16,225
     12/31/2005                14968                        15917                       16,324
      1/31/2006                14978                        15932                       16,322
      2/28/2006                14997                        15955                       16,325
      3/31/2006                14942                        15900                       16,275
      4/30/2006                14934                        15909                       16,289
      5/31/2006                14942                        15907                       16,294
      6/30/2006                14958                        15928                       16,324
      7/31/2006                15109                        16091                       16,495
      8/31/2006                15262                        16258                       16,680
      9/30/2006                15360                        16382                       16,800
     10/31/2006                15448                        16463                       16,879
     11/30/2006                15577                        16605                       17,014

--------------------------------------------------------------------------------

2 The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

3     Fund characteristics and portfolio allocation are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5     The distribution rate is based on the actual distributions made by the
       Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND (the Fund) seeks to provide current income consistent with capital preservation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Marie Chandoha                          12/18/1992
   Thomas O'Connor, CFA
   William Stevens

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.92% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers 1-3 Year U.S. Government Bond Index 2, which returned 3.17% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fed's decision to keep the Federal funds rate at 5.25% since June 29, 2006, gave the markets something to cheer about during the six-month period. The decision came on the heels of 17 consecutive increases in the Federal funds rate that began back in June 2004. The two-year Treasury yield peaked at 5.28% towards the end of June 2006 and has since fallen by over 65 basis points to end November 2006, at 4.61%. The market became more optimistic that the Fed would not increase and perhaps even cut interest rates in 2007 as energy prices plummeted and data released about the housing sector affirmed that the sector is going through a much needed correction.

      As interest rates peaked in June 2006, investors poured into many sectors of the bond market in hopes of participating in the rally. Mortgages, commercial mortgage-backed securities (CMBS), and agencies all outperformed Treasuries. The mortgage sector saw buying from banks, money managers and overseas investors. In commercial mortgages, a hefty new issue calendar was easily absorbed by broad-based demand.

      Our performance during the six-month period was primarily driven by security selection. Detracting from performance were convexity losses as the 65-75 basis point rally in two- and five-year Treasury yields caused mortgage durations to shorten. Convexity measures how a bond's sensitivity to interest rate changes shifts at different interest-rate levels. Contributing to performance was an overweight to non-Treasury sectors as mortgages, CMBS, and asset-backed securities (ABS) all outperformed Treasuries on the tightening in credit spreads. Relative value trades in the mortgage sector also contributed to performance, particularly in September 2006 when market volatility presented dislocations in the market.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, the Fund's exposure to Agency MBS securities backed by adjustable rate mortgages (ARMs) increased and we established a small position in older issue ten-year, pass-through securities against reductions to Agency debt. We believe that the older issue ten-year pools have favorable prepayment profiles and offer significant yield pickup versus Agency debt. The interest rate rally during the past six-months created dislocations in the Agency (ARMs) market which enabled us to purchase bonds at attractive levels. During the period we continued to find relative value opportunities in the short, stable Collateralized Mortgage Obligations (CMO) market which offered attractive yields and a more stable interest rate sensitivity. In terms of curve positioning, we maintained an overweighted position to the five-year Treasury and an underweighted position to the two-year Treasury.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe the bond market rally in November 2006 was overly aggressive based on fundamentals as the market has already priced-in interest rate cuts that are expected in early 2007. However, we also believe that the appetite for U.S. dollar assets could overwhelm fundamentals in the near-term and keep us in this low interest-rate environment for the foreseeable future. It is also our belief that this high demand from the investor community has also depressed investors risk tolerance. While nominal mortgage spreads are tight, the rising levels of foreign exchange reserves and increasing comfort level with mortgage-backed securities by overseas investors should keep the sector in demand. The recent choppy interest rate environment has increased market volatility. This could lead to increased relative value trading opportunities that we will be looking to take advantage of over the coming months.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR GOVERNMENT-SPONSORED ENTITIES MAY NOT BE GUARANTEED BY THE U.S. TREASURY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                               Including Sales Charge                 Excluding Sales Charge
                                                         ------------------------------------  ----------------------------------
                                                         6-Months*  1-Year    5-Year  10-Year  6-Months*  1-Year  5-Year  10-Year
----------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund -
 Class A (Incept. Date 03/11/1996)                         (0.17)    0.98       2.16    4.19      2.92      4.10   2.78     4.50
----------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund -
 Class B (Incept. Date 05/31/2002)                         (0.36)    0.43       1.99    4.12      2.64      3.43   1.99     4.12
----------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund -
 Class C (Incept. Date 05/31/2002)                          1.64     2.43       1.99    4.13      2.64      3.43   1.99     4.13
----------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund -
 Administrator Class (Incept. Date 12/18/1992)                                                    3.15      4.46   3.08     4.81
----------------------------------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund -
 Institutional Class (Incept. Date 04/11/2005)                                                    3.24      4.65   3.14     4.84
----------------------------------------------------------------------------------------------------------------------------------
Benchmark
----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 1-3 Year U.S. Government Bond Index 2                                            3.17      4.49   2.98     4.79
----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)

----------------------------------------------------------------------------
Portfolio Turnover**                                                    301%
----------------------------------------------------------------------------
Average Credit Quality 4                                                 Aaa
----------------------------------------------------------------------------
Weighted Average Coupon                                                5.03%
----------------------------------------------------------------------------
Estimated Weighted Average Maturity                                 1.82 yrs
----------------------------------------------------------------------------
Estimated Average Duration                                          1.78 yrs
----------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C,
  Administrator, Institutional)            $9.89, $9.90, $9.91, $9.91, $9.91
----------------------------------------------------------------------------
Distribution Rate 5 (Class A, B, C,
  Administrator, Institutional)            4.41%, 3.66%, 3.66%, 4.59%, 4.84%
----------------------------------------------------------------------------
30-Day SEC Yield 6 (Class A, B, C,
  Administrator, Institutional)            4.04%, 3.41%, 3.41%, 4.41%, 4.59%
----------------------------------------------------------------------------

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.


PORTFOLIO ALLOCATION 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                          2%
Collateralized Mortgage Securities              41%
U.S. Treasury Notes                             23%
U.S. Government Agencies                        34%

GROWTH OF $10,000 INVESTMENT7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE         WELLS FARGO ADVANTAGE
                         SHORT DURATION              SHORT DURATION           Lehman Brothers 1-3
                     GOVERNMENT BOND FUND -        GOVERNMENT BOND FUND -     Year U.S. Government
                             Class A                Administrator Class             Bond Index
                     ----------------------        ----------------------    ----------------------
   11/30/1996                  9700                       10000                      10,000
   12/31/1996                  9687                        9988                      10,002
    1/31/1997                  9723                       10038                      10,050
    2/28/1997                  9747                       10054                      10,074
    3/31/1997                  9715                       10033                      10,066
    4/30/1997                  9809                       10122                      10,148
    5/31/1997                  9866                       10193                      10,219
    6/30/1997                  9942                       10274                      10,289
    7/31/1997                 10058                       10406                      10,402
    8/31/1997                 10064                       10404                      10,412
    9/30/1997                 10118                       10494                      10,491
   10/31/1997                 10195                       10586                      10,570
   11/30/1997                 10230                       10614                      10,596
   12/31/1997                 10285                       10684                      10,667
    1/31/1998                 10437                       10799                      10,769
    2/28/1998                 10445                       10808                      10,779
    3/31/1998                 10486                       10852                      10,820
    4/30/1998                 10537                       10908                      10,873
    5/31/1998                 10610                       10985                      10,931
    6/30/1998                 10672                       11051                      10,987
    7/31/1998                 10718                       11112                      11,038
    8/31/1998                 10858                       11259                      11,173
    9/30/1998                 11007                       11406                      11,323
   10/31/1998                 11029                       11442                      11,378
   11/30/1998                 10996                       11421                      11,367
   12/31/1998                 11054                       11473                      11,410
    1/31/1999                 11090                       11512                      11,454
    2/28/1999                 11048                       11471                      11,402
    3/31/1999                 11117                       11544                      11,479
    4/30/1999                 11151                       11594                      11,515
    5/31/1999                 11099                       11543                      11,507
    6/30/1999                 11149                       11584                      11,541
    7/31/1999                 11176                       11615                      11,577
    8/31/1999                 11170                       11623                      11,609
    9/30/1999                 11254                       11701                      11,685
   10/31/1999                 11284                       11746                      11,716
   11/30/1999                 11303                       11769                      11,739
   12/31/1999                 11310                       11767                      11,749
    1/31/2000                 11295                       11754                      11,747
    2/29/2000                 11358                       11821                      11,827
    3/31/2000                 11436                       11905                      11,898
    4/30/2000                 11467                       11940                      11,928
    5/31/2000                 11511                       11989                      11,971
    6/30/2000                 11615                       12112                      12,101
    7/31/2000                 11684                       12187                      12,179
    8/31/2000                 11777                       12286                      12,272
    9/30/2000                 11881                       12396                      12,368
   10/31/2000                 11938                       12446                      12,435
   11/30/2000                 12055                       12571                      12,555
   12/31/2000                 12196                       12721                      12,709
    1/31/2001                 12337                       12883                      12,877
    2/28/2001                 12413                       12965                      12,961
    3/31/2001                 12504                       13063                      13,065
    4/30/2001                 12544                       13095                      13,103
    5/31/2001                 12611                       13180                      13,175
    6/30/2001                 12652                       13213                      13,222
    7/31/2001                 12793                       13362                      13,378
    8/31/2001                 12871                       13460                      13,462
    9/30/2001                 13075                       13675                      13,687
   10/31/2001                 13213                       13823                      13,824
   11/30/2001                 13135                       13744                      13,786
   12/31/2001                 13117                       13714                      13,794
    1/31/2002                 13178                       13795                      13,827
    2/28/2002                 13252                       13875                      13,897
    3/31/2002                 13160                       13768                      13,797
    4/30/2002                 13311                       13929                      13,964
    5/31/2002                 13369                       14006                      14,019
    6/30/2002                 13468                       14112                      14,144
    7/31/2002                 13627                       14268                      14,315
    8/31/2002                 13681                       14342                      14,373
    9/30/2002                 13813                       14470                      14,489
   10/31/2002                 13826                       14502                      14,525
   11/30/2002                 13773                       14450                      14,483
   12/31/2002                 13903                       14576                      14,623
    1/31/2003                 13923                       14602                      14,625
    2/28/2003                 14013                       14703                      14,692
    3/31/2003                 14024                       14719                      14,721
    4/30/2003                 14050                       14752                      14,751
    5/31/2003                 14111                       14822                      14,811
    6/30/2003                 14100                       14829                      14,834
    7/31/2003                 13928                       14653                      14,738
    8/31/2003                 13988                       14704                      14,744
    9/30/2003                 14141                       14870                      14,893
   10/31/2003                 14093                       14837                      14,832
   11/30/2003                 14076                       14822                      14,829
   12/31/2003                 14170                       14910                      14,917
    1/31/2004                 14219                       14966                      14,953
    2/29/2004                 14284                       15052                      15,030
    3/31/2004                 14350                       15111                      15,080
    4/30/2004                 14187                       14959                      14,928
    5/31/2004                 14168                       14927                      14,910
    6/30/2004                 14161                       14938                      14,911
    7/31/2004                 14240                       15010                      14,971
    8/31/2004                 14345                       15124                      15,080
    9/30/2004                 14337                       15120                      15,068
   10/31/2004                 14386                       15175                      15,119
   11/30/2004                 14307                       15094                      15,045
   12/31/2004                 14335                       15127                      15,077
    1/31/2005                 14329                       15124                      15,074
    2/28/2005                 14308                       15105                      15,042
    3/31/2005                 14288                       15102                      15,038
    4/30/2005                 14354                       15175                      15,126
    5/31/2005                 14422                       15250                      15,188
    6/30/2005                 14447                       15279                      15,217
    7/31/2005                 14399                       15231                      15,175
    8/31/2005                 14482                       15322                      15,272
    9/30/2005                 14449                       15275                      15,232
   10/31/2005                 14433                       15262                      15,227
   11/30/2005                 14475                       15310                      15,276
   12/31/2005                 14518                       15358                      15,336
    1/31/2006                 14547                       15393                      15,365
    2/28/2006                 14562                       15427                      15,380
    3/31/2006                 14578                       15431                      15,399
    4/30/2006                 14623                       15498                      15,450
    5/31/2006                 14641                       15504                      15,471
    6/30/2006                 14658                       15526                      15,501
    7/31/2006                 14753                       15629                      15,618
    8/31/2006                 14849                       15751                      15,732
    9/30/2006                 14930                       15839                      15,814
   10/31/2006                 14999                       15900                      15,879
   11/30/2006                 15068                       15993                      15,963

--------------------------------------------------------------------------------

2 The Lehman Brothers 1-3 Year U.S. Government Bond Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and
      2.9 years are included in the Index. You cannot invest directly in an Index.

3     Fund characteristics and portfolio allocation are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 1-3 Year U.S. Government Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 3.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STABLE INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STABLE INCOME FUND (the Fund) seeks current income consistant with capital preservation.

ADVISER                                     SUBADVISER
   Wells Fargo Funds Management, LLC           Galliard Capital Management, Inc.

FUND MANAGERS                               FUND INCEPTION DATE
   Richard Merriam, CFA                        11/11/1994
   Ajay Mirza, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.77% 1 (excluding sales charge) for the six-month period that ended November 30, 2006, outperforming its benchmark, the Lehman Brothers 9-12 Months Short-Term U.S. Government/Credit Bond Index 2, which returned 2.71%. In addition, the Fund outperformed the Lehman Brothers 9-12 Months U.S. Short Treasury Index 3, which returned 2.61%, and underperformed the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 4, which returned 3.26% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our "barbell" strategy contributed to the Fund's relative outperformance as the yield curve inverted. A barbell strategy generally refers to overweighting securities on the short and long ends of the yield curve. Approximately 60% of the portfolio was invested in short-term floating-rate debt, which continued to provide attractive yields as short-term interest rates remained high.

      Meanwhile, our longer-maturity fixed-rate holdings also performed well as longer-term interest rates fell. An additional positive impact came from the Fund's exposure to the spread sectors of the market, as mortgage, asset-backed, and corporate securities posted positive returns relative to U.S. Treasuries. Our declining emphasis on corporate issues detracted somewhat from performance as credit spreads continued to tighten.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We continued our strategy of investing in shorter-duration, higher income-producing securities, and diversifying the Fund's portfolio across all sectors of the fixed-income market. Investment activity primarily involved reinvestment of income, principal payments from mortgage securities, and principal from securities that had matured. We continued to find relative value in mortgages as well as short corporate and taxable municipal securities.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Recent market activity has centered on three questions: Will the Fed resume rate increases after the current pause? Will inflation remain near the Fed's acceptable range or will it accelerate? Will the economy slow down? We believe that the economy is slowing in response to Fed monetary policy and the higher energy prices experienced during the past summer. We believe that the yield curve will steepen next year and that longer-term interest rates will remain in a trading range around the current 4.5% to 5% levels. As such, we plan to remain neutral to our benchmark duration and continue to emphasize both fixed-rate and floating-rate issues in the mortgage, asset-backed, and structured government areas. We feel that the corporate market is less compelling given the tight credit spreads and resulting high valuations.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE STABLE INCOME FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

            Performance shown prior to the inception of the Class C shares reflects the performance of the Administrator Class, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

2 The Lehman Brothers 9-12 Months Short-Term U.S. Government/ Credit Bond Index is the 9-12 month component of the Short Term U.S. Government/Credit Bond Index, which contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------


                                                             Including Sales Charge                  Excluding Sales Charge
                                                        ------------------------------------   ----------------------------------
                                                        6-Months*   1-Year   5-Year  10-Year   6-Months* 1-Year   5-Year  10-Year
--------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Class A (Incept. Date 05/02/1996)    0.71       2.26      1.96   3.78      2.77       4.35     2.37   3.99
--------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Class B (Incept. Date 05/17/1996)    0.87       2.04      1.60   3.21      2.37       3.54     1.60   3.21
--------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Class C (Incept. Date 06/30/2003)    1.39       2.57      1.60   3.13      2.39       3.57     1.60   3.13
--------------------------------------------------------------------------------------------------------------------------------
Stable Income Fund - Administrator Class
 (Incept. Date 11/11/1994)                                                                      2.88       4.56     2.62   4.16
--------------------------------------------------------------------------------------------------------------------------------
Benchmarks
--------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 9-12 Months Short-Term U.S.  Government/Credit Bond Index 2                    2.71       4.67      N/A    N/A
--------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 9-12 Months U.S. Short Treasury Index 3                                        2.61       4.46     2.43   4.20
--------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 4                                   3.26       4.61     3.27   4.97

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

----------------------------------------------------------------------
Portfolio Turnover**                                               11%
----------------------------------------------------------------------
Average Credit Quality 6                                           AA+
----------------------------------------------------------------------
Weighted Average Coupon                                          5.34%
----------------------------------------------------------------------
Estimated Weighted Average Maturity                           1.30 yrs
----------------------------------------------------------------------
Estimated Average Duration                                    1.00 yrs
----------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C,
  Administrator)                        $10.29, $10.28, $10.26, $10.29
----------------------------------------------------------------------
Distribution Rate 7 (Class A, B, C,
  Administrator)                            4.54%, 3.72%, 3.74%, 4.76%
----------------------------------------------------------------------
30-Day SEC Yield 8 (Class A, B, C,
  Administrator)                            4.19%, 3.53%, 3.52%, 4.48%
----------------------------------------------------------------------

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 9 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                  4%
Asset Backed Securities                         22%
Collateralized Mortgage Securities              21%
U.S. Treasury Notes                              4%
U.S. Government Agencies                        29%
Corporate Bonds                                 14%
Municipal Bonds                                  6%

GROWTH OF $10,000 INVESTMENT 10 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                                                             Lehman Brothers 1-3
                      WELLS FARGO ADVANTAGE  WELLS FARGO ADVANTAGE    Lehman Brothers 9-12         Year U.S.
                      STABLE INCOME FUND -   STABLE INCOME FUND -          Months U.S.        Government/Credit
                            Class A          Administrator Class      Short Treasury Index       Bond Index
                      ---------------------  ---------------------    --------------------    -------------------
    11/30/1996               9800                    10000                   10,000                10,000
    12/31/1996               9828                    10029                   10,036                10,002
     1/31/1997               9866                    10067                   10,084                10,050
     2/28/1997               9900                    10103                   10,123                10,075
     3/31/1997               9917                    10119                   10,149                10,067
     4/30/1997              10002                    10207                   10,211                10,150
     5/31/1997              10055                    10260                   10,272                10,221
     6/30/1997              10110                    10316                   10,331                10,292
     7/31/1997              10219                    10428                   10,400                10,406
     8/31/1997              10226                    10435                   10,436                10,416
     9/30/1997              10306                    10516                   10,496                10,496
    10/31/1997              10380                    10592                   10,553                10,572
    11/30/1997              10406                    10608                   10,590                10,598
    12/31/1997              10463                    10677                   10,645                10,668
     1/31/1998              10540                    10755                   10,715                10,771
     2/28/1998              10576                    10792                   10,745                10,782
     3/31/1998              10609                    10826                   10,797                10,824
     4/30/1998              10658                    10876                   10,848                10,877
     5/31/1998              10696                    10904                   10,898                10,937
     6/30/1998              10746                    10965                   10,950                10,993
     7/31/1998              10799                    11020                   11,002                11,044
     8/31/1998              10888                    11111                   11,083                11,171
     9/30/1998              10979                    11204                   11,174                11,322
    10/31/1998              11007                    11232                   11,232                11,371
    11/30/1998              11026                    11251                   11,247                11,369
    12/31/1998              11077                    11293                   11,292                11,412
     1/31/1999              11098                    11325                   11,336                11,461
     2/28/1999              11098                    11325                   11,350                11,413
     3/31/1999              11163                    11391                   11,416                11,494
     4/30/1999              11204                    11433                   11,457                11,533
     5/31/1999              11203                    11443                   11,490                11,524
     6/30/1999              11239                    11469                   11,534                11,558
     7/31/1999              11278                    11509                   11,585                11,591
     8/31/1999              11304                    11535                   11,623                11,621
     9/30/1999              11366                    11599                   11,685                11,700
    10/31/1999              11386                    11618                   11,725                11,734
    11/30/1999              11408                    11643                   11,756                11,760
    12/31/1999              11457                    11695                   11,789                11,772
     1/31/2000              11450                    11702                   11,830                11,772
     2/29/2000              11513                    11757                   11,890                11,854
     3/31/2000              11573                    11820                   11,949                11,921
     4/30/2000              11617                    11869                   12,007                11,944
     5/31/2000              11682                    11927                   12,060                11,987
     6/30/2000              11789                    12039                   12,152                12,119
     7/31/2000              11832                    12097                   12,218                12,202
     8/31/2000              11906                    12164                   12,258                12,299
     9/30/2000              11985                    12246                   12,330                12,400
    10/31/2000              12043                    12308                   12,387                12,456
    11/30/2000              12121                    12391                   12,468                12,572
    12/31/2000              12238                    12513                   12,586                12,723
     1/31/2001              12351                    12643                   12,724                12,904
     2/28/2001              12441                    12725                   12,778                12,996
     3/31/2001              12522                    12811                   12,867                13,101
     4/30/2001              12547                    12852                   12,926                13,143
     5/31/2001              12615                    12912                   13,000                13,224
     6/30/2001              12660                    12959                   13,038                13,274
     7/31/2001              12755                    13072                   13,121                13,441
     8/31/2001              12815                    13123                   13,157                13,532
     9/30/2001              12892                    13217                   13,278                13,734
    10/31/2001              12942                    13258                   13,357                13,871
    11/30/2001              12893                    13210                   13,380                13,833
    12/31/2001              12915                    13248                   13,412                13,840
     1/31/2002              12937                    13261                   13,426                13,880
     2/28/2002              12959                    13286                   13,456                13,940
     3/31/2002              12923                    13264                   13,436                13,849
     4/30/2002              13015                    13361                   13,517                14,004
     5/31/2002              13061                    13411                   13,545                14,078
     6/30/2002              13115                    13467                   13,611                14,190
     7/31/2002              13171                    13513                   13,659                14,332
     8/31/2002              13169                    13523                   13,675                14,409
     9/30/2002              13225                    13577                   13,729                14,534
    10/31/2002              13234                    13589                   13,756                14,552
    11/30/2002              13234                    13591                   13,760                14,552
    12/31/2002              13306                    13677                   13,810                14,709
     1/31/2003              13328                    13686                   13,822                14,728
     2/28/2003              13390                    13763                   13,839                14,809
     3/31/2003              13395                    13773                   13,863                14,840
     4/30/2003              13431                    13802                   13,877                14,898
     5/31/2003              13453                    13831                   13,892                14,982
     6/30/2003              13461                    13841                   13,919                15,015
     7/31/2003              13392                    13773                   13,914                14,917
     8/31/2003              13419                    13803                   13,927                14,923
     9/30/2003              13476                    13878                   13,968                15,088
    10/31/2003              13465                    13857                   13,963                15,027
    11/30/2003              13465                    13860                   13,965                15,028
    12/31/2003              13506                    13907                   14,007                15,123
     1/31/2004              13531                    13935                   14,026                15,165
     2/29/2004              13570                    13978                   14,051                15,250
     3/31/2004              13585                    13997                   14,067                15,304
     4/30/2004              13525                    13939                   14,041                15,147
     5/31/2004              13513                    13930                   14,040                15,125
     6/30/2004              13525                    13945                   14,039                15,130
     7/31/2004              13553                    13976                   14,068                15,194
     8/31/2004              13589                    14017                   14,106                15,313
     9/30/2004              13613                    14045                   14,105                15,305
    10/31/2004              13627                    14063                   14,127                15,358
    11/30/2004              13617                    14056                   14,117                15,283
    12/31/2004              13652                    14081                   14,138                15,320
     1/31/2005              13663                    14110                   14,154                15,318
     2/28/2005              13661                    14111                   14,160                15,289
     3/31/2005              13676                    14130                   14,185                15,277
     4/30/2005              13716                    14173                   14,232                15,366
     5/31/2005              13765                    14227                   14,276                15,432
     6/30/2005              13801                    14267                   14,300                15,467
     7/31/2005              13784                    14253                   14,306                15,425
     8/31/2005              13848                    14308                   14,363                15,526
     9/30/2005              13841                    14318                   14,372                15,487
    10/31/2005              13854                    14321                   14,396                15,480
    11/30/2005              13892                    14376                   14,441                15,531
    12/31/2005              13943                    14431                   14,496                15,592
     1/31/2006              13979                    14471                   14,532                15,622
     2/28/2006              14006                    14487                   14,567                15,640
     3/31/2006              14032                    14531                   14,611                15,659
     4/30/2006              14075                    14577                   14,659                15,712
     5/31/2006              14106                    14612                   14,701                15,734
     6/30/2006              14144                    14640                   14,741                15,765
     7/31/2006              14219                    14735                   14,824                15,887
     8/31/2006              14298                    14819                   14,896                16,006
     9/30/2006              14366                    14891                   14,963                16,091
    10/31/2006              14428                    14944                   15,023                16,158
    11/30/2006              14496                    15032                   15,085                16,247

--------------------------------------------------------------------------------

3 The Lehman Brothers 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

4 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit indices. The Government Index includes treasuries (i.e. public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

5     Fund characteristics and portfolio allocation are subject to change.

6 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

7 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

8 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

9 This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change. See Notes to Financial Statements for a discussion of the master portfolios.

10 The chart compares the performance of the Wells Fargo Advantage Stable Income Fund Class A and Administrator Class shares for the most recent ten years with the Lehman Brothers 9-12 Months U.S. Short Treasury Index and the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGER                           FUND INCEPTION DATE
   Thomas M. Price, CFA                   11/30/2000

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.90% 1 (excluding sales charges) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index 2, which returned 6.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The high-yield market was much stronger than we expected during the period. Declining U.S. Treasury rates and low levels of corporate defaults combined to provide a strong backdrop for non-investment grade securities. The yield on the ten-year Treasury note rallied from 5.12% to 4.46% during the period, while the high-yield default rate ended the period below 2%.

      Several factors contributed to the Fund's underperformance. We maintained high cash balances during the period and had approximately 11% of the portfolio in bank debt and floating-rate bonds. This conservative positioning prevented the Fund from experiencing the price appreciation of the overall high-yield market. We also decided to limit our combined exposure to General Motors (GM) and Ford Motor (Ford) to under 6% despite the fact that they represented 11.4% of the index on a combined basis. GM and Ford significantly outperformed the overall market, but we don't believe that having exposure above 6% would be prudent as it would require significant concentration of the portfolio in two highly-correlated companies. The Fund was also overweighted in B-rated securities and underweighted in BB-rated securities, which contributed to underperformance. On the positive side, the Fund's approximate 4% position in equities contributed positively to performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our portfolio quality at the end of the period closely resembles the quality at the beginning of the period. We continued to maintain higher than normal cash balances. Our biggest challenge during the period was finding appropriate investments. We were expecting a heavy supply of new issues during the period to provide attractive opportunities. Although the heavy supply did occur, much of it was at levels that we did not feel represented an attractive return for the risk involved.

      Our combined positions in GM and Ford ranged from 4.5% to 5.7% during the period. We continue to concentrate our investments in the finance subsidiaries of both entities and have a small position in Ford Motor. We did own GM bonds during the period, but sold them after significant price appreciation.

      The most significant changes we made to the Fund's industry exposures were to increase positions in the environmental, non-cable media and healthcare industries. We significantly reduced positions in the metals, retail, food and beverage, and energy industries. The changes to the industry exposures were driven by our credit analysis of individual companies, rather than a change in our overall view of performance in any given industry.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We continue to see a favorable fundamental backdrop for the high-yield market and believe that default rates may remain low throughout most, if not all, of 2007. We agree with expectations that near-term financial performance for most companies will be strong. We also believe that most of the positive news is already reflected in bond prices, with current valuations possibly continuing for an extended period of time. Against this backdrop, we do not anticipate making any significant structural changes to the Fund.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Strategic Income Fund.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                  Including Sales Charge                Excluding Sales Charge
                                                           ------------------------------------   ----------------------------------
                                                                                       Life of                              Life of
                                                           6-Months*  1-Year   5-Year    Fund     6-Months*  1-Year  5-Year   Fund
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class A (Incept. Date 11/30/2000)    1.14       6.19     8.81     9.25       5.90     11.20   9.81    10.09
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class B (Incept. Date 11/30/2000)    0.51       5.38     8.38     8.79       5.51     10.38   8.66    8.90
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund - Class C (Incept. Date 11/30/2000)    4.41       9.27     8.65     8.87       5.41     10.27   8.65    8.87
------------------------------------------------------------------------------------------------------------------------------------
Benchmark
------------------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Corporate High Yield Bond Index 2                                              6.88     11.58   9.85    9.50
------------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

---------------------------------------------------------------------
Portfolio Turnover**                                              31%
---------------------------------------------------------------------
Average Credit Quality 4                                           B1
---------------------------------------------------------------------
Weighted Average Coupon                                         7.68%
---------------------------------------------------------------------
Estimated Weighted Average Maturity                               N/A
---------------------------------------------------------------------
Estimated Average Duration                                   3.15 yrs
---------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C)            $10.42,$10.43,$10.41
---------------------------------------------------------------------
Distribution Rate 5 (Class A, B, C)               6.40%, 5.66%, 5.66%
---------------------------------------------------------------------
30-Day SEC Yield 6 (Class A, B, C)                5.72%, 5.24%, 5.24%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Unrated                  1%
BBB                      2%
BB                      17%
B                       52%
CCC                     13%
Cash                    11%
Other                    4%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                        WELLS FARGO ADVANTAGE            Lehman Brothers U.S.
                        STRATEGIC INCOME FUND -          Corporate High Yield
                              Class A                           Bond Index
                        ----------------------          -----------------------
    11/30/2000                   9550                             10,000
    12/31/2000                  10049                             10,193
     1/31/2001                  11374                             10,957
     2/28/2001                  11436                             11,103
     3/31/2001                  10938                             10,841
     4/30/2001                  10855                             10,706
     5/31/2001                  11094                             10,899
     6/30/2001                  10696                             10,593
     7/31/2001                  10739                             10,749
     8/31/2001                  11021                             10,876
     9/30/2001                  10040                             10,145
    10/31/2001                  10127                             10,396
    11/30/2001                  10645                             10,775
    12/31/2001                  10749                             10,731
     1/31/2002                  10853                             10,806
     2/28/2002                  10544                             10,655
     3/31/2002                  10839                             10,912
     4/30/2002                  10823                             11,082
     5/31/2002                  10657                             11,025
     6/30/2002                   9960                             10,212
     7/31/2002                   9450                              9,766
     8/31/2002                   9557                             10,044
     9/30/2002                   9465                              9,912
    10/31/2002                   9281                              9,826
    11/30/2002                  10009                             10,434
    12/31/2002                  10060                             10,580
     1/31/2003                  10236                             10,933
     2/28/2003                  10392                             11,067
     3/31/2003                  10758                             11,386
     4/30/2003                  11456                             12,061
     5/31/2003                  11540                             12,186
     6/30/2003                  12063                             12,536
     7/31/2003                  12108                             12,398
     8/31/2003                  12179                             12,541
     9/30/2003                  12612                             12,884
    10/31/2003                  12935                             13,144
    11/30/2003                  13071                             13,343
    12/31/2003                  13418                             13,645
     1/31/2004                  13860                             13,906
     2/29/2004                  13769                             13,871
     3/31/2004                  13866                             13,965
     4/30/2004                  13834                             13,870
     5/31/2004                  13615                             13,635
     6/30/2004                  13755                             13,831
     7/31/2004                  13920                             14,019
     8/31/2004                  14106                             14,294
     9/30/2004                  14320                             14,501
    10/31/2004                  14578                             14,763
    11/30/2004                  14819                             14,941
    12/31/2004                  15023                             15,164
     1/31/2005                  15035                             15,144
     2/28/2005                  15289                             15,367
     3/31/2005                  14896                             14,920
     4/30/2005                  14660                             14,775
     5/31/2005                  14838                             15,037
     6/30/2005                  15085                             15,332
     7/31/2005                  15320                             15,600
     8/31/2005                  15368                             15,630
     9/30/2005                  15273                             15,474
    10/31/2005                  15090                             15,366
    11/30/2005                  15288                             15,446
    12/31/2005                  15445                             15,579
     1/31/2006                  15695                             15,827
     2/28/2006                  15820                             15,933
     3/31/2006                  15987                             16,029
     4/30/2006                  16105                             16,127
     5/31/2006                  16052                             16,125
     6/30/2006                  16034                             16,069
      07/31/06                  16124                             16,226
      08/31/06                  16360                             16,489
      09/30/06                  16528                             16,723
      10/31/06                  16765                             16,950
      11/30/06                  17000                             17,235

--------------------------------------------------------------------------------

2 The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

3     Fund characteristics and credit quality are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5     The distribution rate is based on the actual distributions made by the
       Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND Class A shares for the life of the Fund with the Lehman Brothers U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                            FUND INCEPTION DATE
   Marie Chandoha                          06/30/1997
   Thomas O'Connor, CFA
   William Stevens

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.69% 1 (excluding sales charges) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Bond Index 2, which returned 5.93% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      A combination of falling interest rates and tighter credit spreads helped drive strong absolute performance for fixed-income investors during the latest six-month period. Security selection dominated the Fund's relative underperformance, with a boost from the Fund's overweight to the Commercial Mortgage-Backed Securities (CMBS) and mortgage sectors.

      In corporates, underperformers, including Harrah's, Chemtura, Teva Pharmaceutical, Bank of America, and Resona Bank, hurt the Fund's relative performance. The Fund benefited from an overweight to a number of credits, including Lazard, Hess Corp, Residential Capital, and Time Warner.

      Duration and curve positioning detracted modestly from Fund performance, and being underweighted or out of certain sectors such as airlines, forest products, packaging, supermarkets, and homebuilders also detracted because these sectors had strong performance compared with the Lehman Brothers U.S. Aggregate Bond Index. We have been cautious on many of these sectors due to Leveraged Buyout (LBO) risk. In addition, the Fund's overall overweight to Collateralized Mortgage Obligations (CMOs) detracted from performance as the sector lagged the performance of the pass-through market because of their lower sensitivity to changes in interest rates.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We found opportunities to take advantage of depressed valuations in select mortgage coupons due to banks selling or restructuring large parts of their mortgage portfolios. This included establishing overweightings in seasoned 30-year, 5.5% fixed-rate mortgages in October and discount 15-year fixed-rate mortgages in November. We reduced the Fund's holdings in each of these sectors as the selling abated and valuations returned to what we believed to be fair value. In corporates, we used the spread widening in the energy sector to add positions in Devon, Canadian Natural Resources, Anadarko, and Amerada Hess. We felt that the valuations on these bonds were unfairly punished by the management buyout for Kinder Morgan, a pipeline company. Later, we sold or pared back the Fund's holdings in this sector as valuations returned to what we believed to be fair value. We added to the Fund's holdings in the insurance industry as the hurricane season progressed and appeared to be benign. Specifically, we added holdings in Ace, a Bermuda-based reinsurer; Hartford; XL Capital; Liberty Mutual; and St. Paul Travelers. We pared back some of these holdings as valuations improved and continued to add to the Fund's positions in seasoned CMBS issues, with the view that they offered better relative value than agencies.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      With the ten-year Treasury Note closing November at 4.46%, the bond market's rally seems to be overly aggressive based on fundamentals. But it would not be out of the question to see interest rates remain low and the demand for bonds remain extraordinary strong. While valuations look fundamentally rich across the board, we believe that underweighting the corporate and mortgage sectors would be risky. New issue supply in many markets is muted, and what new net supply enters the market finds enthusiastic investors. Central banks' foreign currency reserves and petrodollar reserves continue to feed the foreign demand for U.S. fixed-income securities, pushing valuations higher. Pension fund reform has resulted in strong demand for long-term Treasury zero-coupon bonds. The bottom line is the buyers far outweigh the sellers across most of the bond markets.

      We continue to be selective, focusing on what we believe are mispriced subsectors or issuers in the market. We have taken advantage of dislocations in the mortgage market resulting from several banks downsizing their portfolios. Most recently this occurred in 15-year fixed-rate mortgages, where we established one of the Fund's biggest overweightings in the sector after they became attractive relative to other mortgage securities. We believe that the auto asset-backed market has become more attractive than the credit card market, spurring us to add auto asset-backed securities to the Fund and to pare back credit cards. In corporates, the focus remains on issuers more immune to LBO risk. The Fund's biggest overweightings are in the banks, brokers, REITs, and insurance, all industries whose regulatory restrictions make them less vulnerable to private equity investors looking for LBOs. While the valuations of lower-quality issuers have moved to lofty levels relative to higher-quality companies, we still think that there is value in going down the capital structure in sectors such as banks.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                 Including Sales Charge               Excluding Sales Charge
                                                           ------------------------------------  ----------------------------------
                                                                                        Life of                             Life of
                                                            6-Months*  1-Year   5-Year    Fund   6-Months*  1-Year  5-Year    Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class A (Incept. Date 10/31/2001)     0.93      0.78     4.06     5.77    5.69       5.53   5.02     6.28
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class B (Incept. Date 10/31/2001)     0.30     (0.25)    3.80     5.86    5.30       4.75   4.15     5.86
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class C (Incept. Date 10/31/2001)     4.32      3.67     4.11     5.77    5.32       4.67   4.11     5.77
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Class Z (Incept. Date 04/11/2005)                                         5.64       5.41   4.77     6.16
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Administrator Class (Incept.
  Date 06/30/1997)                                                                                 5.86       5.67   5.05     6.44
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund - Institutional Class (Incept.
  Date 10/31/2001)                                                                                 5.92       5.97   5.29     6.57
-----------------------------------------------------------------------------------------------------------------------------------
Benchmark
-----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Bond Index 2                                                       5.93       5.94   5.05     6.36
-----------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.


FUND CHARACTERISTICS 3,4 (AS OF NOVEMBER 30, 2006)
----------------------------------------------------------------------------------------------------------
Portfolio Turnover**                                                                                  329%
----------------------------------------------------------------------------------------------------------
Average Credit Quality 5                                                                               Aa1
----------------------------------------------------------------------------------------------------------
Weighted Average Coupon                                                                              5.47%
----------------------------------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                                               6.42 yrs
----------------------------------------------------------------------------------------------------------
Estimated Average Duration                                                                        4.32 yrs
----------------------------------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Z, Administrator,
  Institutional)                                            $12.42, $12.43, $12.36, $12.20, $12.21, $12.20
----------------------------------------------------------------------------------------------------------
Distribution Rate 6 (Class A, B, C, Z, Administrator,
  Institutional)                                                  4.57%, 3.82%, 3.83%, 4.51%, 4.77%, 5.05%
----------------------------------------------------------------------------------------------------------
30-Day SEC Yield 7 (Class A, B, C, Z, Administrator,
  Institutional)                                                  4.26%, 3.72%, 3.72%, 4.40%, 4.66%, 4.95%
----------------------------------------------------------------------------------------------------------

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 3,4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                          6%
Collateralized Mortgage Securities              32%
U.S. Treasury Bonds                              6%
U.S. Treasury Notes                              3%
U.S. Government Agencies                        29%
Corporate Bonds                                 20%
Foreign Government                               1%
Repurchase Agreements                            3%

GROWTH OF $10,000 INVESTMENT 8 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                WELLS FARGO ADVANTAGE
                        WELLS FARGO ADVANTAGE     TOTAL RETURN BOND
                          TOTAL RETURN BOND      FUND - Administrator    Lehman Brothers U.S.
                           FUND - Class A               Class            Aggregate Bond Index
                        ---------------------   ---------------------    --------------------
   6/30/1997                     9550                    10000                  10,000
   7/31/1997                     9812                    10276                  10,270
   8/31/1997                     9715                    10176                  10,182
   9/30/1997                     9864                    10333                  10,332
  10/31/1997                    10015                    10493                  10,482
  11/30/1997                    10061                    10543                  10,530
  12/31/1997                    10135                    10622                  10,636
   1/31/1998                    10272                    10768                  10,773
   2/28/1998                    10258                    10755                  10,765
   3/31/1998                    10299                    10800                  10,802
   4/30/1998                    10331                    10835                  10,858
   5/31/1998                    10449                    10960                  10,961
   6/30/1998                    10549                    11067                  11,054
   7/31/1998                    10564                    11085                  11,078
   8/31/1998                    10768                    11300                  11,258
   9/30/1998                    10997                    11543                  11,521
  10/31/1998                    10910                    11453                  11,461
  11/30/1998                    10934                    11480                  11,526
  12/31/1998                    10997                    11549                  11,560
   1/31/1999                    11070                    11626                  11,643
   2/28/1999                    10880                    11428                  11,440
   3/31/1999                    10965                    11520                  11,503
   4/30/1999                    10985                    11543                  11,539
   5/31/1999                    10894                    11449                  11,438
   6/30/1999                    10866                    11421                  11,402
   7/31/1999                    10840                    11395                  11,353
   8/31/1999                    10839                    11396                  11,348
   9/30/1999                    10943                    11508                  11,479
  10/31/1999                    10962                    11529                  11,522
  11/30/1999                    10960                    11529                  11,521
  12/31/1999                    10911                    11480                  11,465
   1/31/2000                    10912                    11482                  11,428
   2/29/2000                    11047                    11627                  11,566
   3/31/2000                    11187                    11775                  11,718
   4/30/2000                    11161                    11750                  11,685
   5/31/2000                    11141                    11730                  11,679
   6/30/2000                    11384                    11988                  11,922
   7/31/2000                    11485                    12097                  12,031
   8/31/2000                    11636                    12258                  12,205
   9/30/2000                    11754                    12384                  12,282
  10/31/2000                    11785                    12418                  12,363
  11/30/2000                    11968                    12614                  12,566
  12/31/2000                    12204                    12864                  12,800
   1/31/2001                    12377                    13048                  13,010
   2/28/2001                    12482                    13161                  13,123
   3/31/2001                    12561                    13247                  13,188
   4/30/2001                    12490                    13173                  13,133
   5/31/2001                    12570                    13261                  13,212
   6/30/2001                    12619                    13314                  13,262
   7/31/2001                    12912                    13626                  13,559
   8/31/2001                    13043                    13765                  13,715
   9/30/2001                    13226                    13961                  13,876
  10/31/2001                    13491                    14243                  14,166
  11/30/2001                    13270                    14066                  13,970
  12/31/2001                    13347                    13984                  13,881
   1/31/2002                    13425                    14116                  13,993
   2/28/2002                    13565                    14255                  14,129
   3/31/2002                    13315                    13991                  13,894
   4/30/2002                    13563                    14258                  14,164
   5/31/2002                    13669                    14371                  14,284
   6/30/2002                    13755                    14463                  14,408
   7/31/2002                    13950                    14661                  14,582
   8/31/2002                    14178                    14908                  14,828
   9/30/2002                    14424                    15173                  15,068
  10/31/2002                    14340                    15086                  14,999
  11/30/2002                    14358                    15109                  14,995
  12/31/2002                    14656                    15411                  15,305
   1/31/2003                    14683                    15420                  15,318
   2/28/2003                    14899                    15650                  15,530
   3/31/2003                    14866                    15630                  15,518
   4/30/2003                    15003                    15781                  15,646
   5/31/2003                    15315                    16106                  15,937
   6/30/2003                    15262                    16055                  15,905
   7/31/2003                    14735                    15521                  15,371
   8/31/2003                    14863                    15662                  15,472
   9/30/2003                    15265                    16083                  15,882
  10/31/2003                    15119                    15929                  15,735
  11/30/2003                    15144                    15959                  15,773
  12/31/2003                    15297                    16126                  15,933
   1/31/2004                    15412                    16253                  16,061
   2/29/2004                    15574                    16429                  16,235
   3/31/2004                    15697                    16550                  16,357
   4/30/2004                    15315                    16157                  15,932
   5/31/2004                    15247                    16087                  15,868
   6/30/2004                    15314                    16162                  15,958
   7/31/2004                    15470                    16332                  16,116
   8/31/2004                    15751                    16637                  16,424
   9/30/2004                    15794                    16673                  16,468
  10/31/2004                    15912                    16816                  16,607
  11/30/2004                    15778                    16675                  16,474
  12/31/2004                    15907                    16817                  16,625
   1/31/2005                    16003                    16923                  16,730
   2/28/2005                    15920                    16837                  16,631
   3/31/2005                    15815                    16727                  16,547
   4/30/2005                    16014                    16944                  16,770
   5/31/2005                    16191                    17137                  16,951
   6/30/2005                    16278                    17234                  17,044
   7/31/2005                    16122                    17069                  16,889
   8/31/2005                    16313                    17278                  17,105
   9/30/2005                    16144                    17097                  16,929
  10/31/2005                    16015                    16960                  16,796
  11/30/2005                    16067                    17032                  16,869
  12/31/2005                    16212                    17176                  17,030
   1/31/2006                    16213                    17179                  17,031
   2/28/2006                    16252                    17223                  17,088
   3/31/2006                    16099                    17075                  16,920
   4/30/2006                    16063                    17037                  16,890
   5/31/2006                    16043                    17003                  16,871
   6/30/2006                   16,063                   17,040                  16,907
   7/31/2006                   16,272                   17,268                  17,135
   8/31/2006                   16,509                   17,525                  17,397
   9/30/2006                   16,652                   17,681                  17,550
  10/31/2006                   16,770                   17,796                  17,666
  11/30/2006                   16,956                   17,999                  17,871

            Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Class Z shares reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

2 The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

3 This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio holdings are subject to change. See notes to the Financial Statements for a discussion of the Master Portfolio.

4     Fund characteristics and portfolio allocation are subject to change.

5 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

6     The distribution rate is based on the actual distributions made by the
       Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND Class A and Administrator Class shares for the life of the Fund with the Lehman Brothers U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum, initial sales charge of 4.50%.

WELLS FARGO ADVANTAGE INCOME FUNDS                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION DATE
   Jay N. Mueller, CFA                    03/31/1994
   Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 2.48% 1 (excluding sales charges) for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers Short-Term U.S. Government/Credit Bond Index 2, which returned 2.71%. In addition, the Fund underperformed the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 3, which returned 3.26%, and it underperformed the Lehman Brothers 9-12 Months U.S. Short Treasury Index 4, which returned 2.61% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Throughout the period, we pursued a strategy of minimizing interest rate sensitivity by keeping the Fund's duration relatively short by allocating a significant portion of assets to floating-rate securities, whose interest rates are periodically reset in line with market conditions. This strategy detracted from performance during the period because short-term yields fell sharply despite a 0.25% increase in the Fed's overnight rate target at its June 29, 2006, meeting. Since the June meeting, the Fed has left the target federal funds rate unchanged at 5.25%. The duration-related drag on performance was partially offset by incremental returns from corporate bonds and mortgage-backed securities (MBS) held in the Fund.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As market interest rates declined, we moved the Fund to a slightly more defensive duration posture by leaning marginally toward the flatter yield curve, while still maintaining our existing bias toward the short-term. Our sector allocation strategy was to maintain overweighted positions in both corporate bonds and mortgage-backed securities while increasing our commitment to U.S. agency debentures.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the U.S. economic expansion has entered a mid-cycle slowdown that may continue for several more months. In the intermediate term, weakness in the housing market and in some manufacturing industries is likely to hold the economy's growth below its potential. On the positive side, factors supporting economic growth include a firm labor market, steady consumer spending, solid gains in household income, and moderating energy prices.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, it is our belief that the U.S. central bank will remain patient with its monetary policy, concluding that its prior interest rate increases may have been sufficient to keep inflation contained. Consequently, the Fed may leave its benchmark Federal funds rate at current levels through at least the first quarter of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

            The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown prior to April 11, 2005 for the Class A, Class B, Class C and Class Z shares reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Short Duration Bond Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

2 The Lehman Brothers Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Lehman Brothers Short-Term U.S. Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the index and the Fund's portfolio). However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of August 1, 2004. You cannot invest directly in an Index.

3 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                              Including Sales Charge                  Excluding Sales Charge
                                                         ----------------------------------   -------------------------------------
                                                         6-Months*   1-Year  5-Year  10-Year  6-Months*   1-Year    5-Year  10-Year
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class A
 (Incept. Date 11/30/2000)                                  0.43       2.53    1.85    3.77      2.48        4.62      2.26    3.98
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class B
 (Incept. Date 11/30/2000)                                  0.60       2.45    1.42    3.23      2.10        3.95      1.42    3.23
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class C
 (Incept. Date 11/30/2000)                                  1.10       2.95    1.44    3.09      2.10        3.95      1.44    3.09
-----------------------------------------------------------------------------------------------------------------------------------
Ultra-Short Duration Bond Fund - Class Z
 (Incept. Date 03/31/1994)                                                                       2.57        4.69      2.28    3.97
-----------------------------------------------------------------------------------------------------------------------------------
Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Short-Term U.S. Government/Credit Bond Index 2                                   2.71        4.67      N/A     N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 3                                     3.26        4.61      3.27    4.97
-----------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers 9-12 Months U.S. Short Treasury Index 4                                          2.61        4.46      2.43    4.20

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Portfolio Turnover**                                                         12%
--------------------------------------------------------------------------------
Average Credit Quality 6                                                     Aa2
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.95%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                     1.72 yrs
--------------------------------------------------------------------------------
Estimated Average Duration                                              0.27 yrs
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class A, B, C, Z)              $9.57, $9.55, $9.57, $9.54
--------------------------------------------------------------------------------
Distribution Rate 7 (Class A, B, C, Z)                4.94%, 4.20%, 4.19%, 4.90%
--------------------------------------------------------------------------------
30-Day SEC Yield 8 (Class A, B, C, Z)                 4.65%, 4.00%, 4.00%, 4.71%
--------------------------------------------------------------------------------

PORTFOLIO ALLOCATION 5 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalents                                 9%
Asset Backed Securities                         23%
Collateralized Mortgage Securities              26%
U.S. Government Agencies                        16%
Municipal Bonds                                  2%
Corporate Bonds                                 19%
Foreign Corporate Bonds                          5%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

GROWTH OF $10,000 INVESTMENT 9 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                                                                        Lehman Brothers 1-3
                        WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE        Year U.S.        Lehman Brothers 9-12
                        ULTRA-SHORT DURATION    ULTRA-SHORT DURATION     Government/Credit      Months U.S. Short
                         BOND FUND - Class A     BOND FUND - Class Z        Bond Index           Treasury Index
                        ---------------------  ----------------------   --------------------  ----------------------
 11/30/2001                     12953                   13192                  13,833                  13,380
 12/31/2001                     12922                   13172                  13,840                  13,412
  1/31/2002                     12895                   13143                  13,880                  13,426
  2/28/2002                     12910                   13157                  13,940                  13,456
  3/31/2002                     12836                   13082                  13,849                  13,436
  4/30/2002                     12908                   13155                  14,004                  13,517
  5/31/2002                     12955                   13202                  14,078                  13,545
  6/30/2002                     12968                   13214                  14,190                  13,611
  7/31/2002                     12913                   13158                  14,332                  13,659
  8/31/2002                     12959                   13204                  14,409                  13,675
  9/30/2002                     13003                   13248                  14,534                  13,729
 10/31/2002                     12997                   13239                  14,552                  13,756
 11/30/2002                     13049                   13303                  14,552                  13,760
 12/31/2002                     13089                   13341                  14,709                  13,810
  1/31/2003                     13130                   13381                  14,728                  13,822
  2/28/2003                     13195                   13447                  14,809                  13,839
  3/31/2003                     13219                   13472                  14,840                  13,863
  4/30/2003                     13282                   13524                  14,898                  13,877
  5/31/2003                     13304                   13550                  14,982                  13,892
  6/30/2003                     13307                   13567                  15,015                  13,919
  7/31/2003                     13244                   13501                  14,917                  13,914
  8/31/2003                     13273                   13516                  14,923                  13,927
  9/30/2003                     13326                   13571                  15,088                  13,968
 10/31/2003                     13316                   13585                  15,027                  13,963
 11/30/2003                     13332                   13588                  15,028                  13,965
 12/31/2003                     13371                   13643                  15,123                  14,007
  1/31/2004                     13399                   13657                  15,165                  14,026
  2/29/2004                     13440                   13699                  15,250                  14,051
  3/31/2004                     13468                   13727                  15,304                  14,067
  4/30/2004                     13417                   13688                  15,147                  14,041
  5/31/2004                     13402                   13672                  15,125                  14,040
  6/30/2004                     13404                   13672                  15,130                  14,039
  7/31/2004                     13421                   13689                  15,194                  14,068
  8/31/2004                     13478                   13732                  15,313                  14,106
  9/30/2004                     13493                   13763                  15,305                  14,105
 10/31/2004                     13495                   13755                  15,358                  14,127
 11/30/2004                     13486                   13756                  15,283                  14,117
 12/31/2004                     13507                   13775                  15,320                  14,138
  1/31/2005                     13553                   13806                  15,318                  14,154
  2/28/2005                     13572                   13823                  15,289                  14,160
  3/31/2005                     13565                   13813                  15,277                  14,185
  4/30/2005                     13585                   13865                  15,366                  14,232
  5/31/2005                     13637                   13917                  15,432                  14,276
  6/30/2005                     13662                   13926                  15,467                  14,300
  7/31/2005                     13690                   13952                  15,425                  14,306
  8/31/2005                     13744                   14005                  15,526                  14,363
  9/30/2005                     13761                   14035                  15,487                  14,372
 10/31/2005                     13799                   14074                  15,480                  14,396
 11/30/2005                     13845                   14105                  15,531                  14,441
 12/31/2005                     13878                   14139                  15,592                  14,496
  1/31/2006                     13916                   14192                  15,622                  14,532
  2/28/2006                     13966                   14242                  15,640                  14,567
  3/31/2006                     14021                   14282                  15,659                  14,611
  4/30/2006                     14074                   14336                  15,712                  14,659
  5/31/2006                     14134                   14397                  15,734                  14,701
  6/30/2006                     14175                   14438                  15,765                  14,741
  7/31/2006                     14233                   14497                  15,887                  14,824
  8/31/2006                     14292                   14572                  16,006                  14,896
  9/30/2006                     14351                   14631                  16,091                  14,963
 10/31/2006                     14426                   14692                  16,158                  15,023
 11/30/2006                     14485                   14766                  16,247                  15,085

--------------------------------------------------------------------------------

4 The Lehman Brothers 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

5     Fund characteristics and portfolio allocation are subject to change.

6 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a registered trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

7     The distribution rate is based on the actual distributions made by the
       Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

8 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. For Class A shares the SEC yield calculation includes the maximum sales charge; for all other share classes the calculation includes net asset value (NAV) on the last day of the period.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND Class A shares and Class Z shares for the most recent ten years with the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index and the Lehman Brothers 9-12 Months U.S. Short Treasury Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Class Z shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 2.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (June 1, 2006 to November 30, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                         Beginning            Ending
                                                          Account             Account             Expenses
                                                           Value               Value             Paid During      Net Annual
                                                         06/01/2006         11/30/2006             Period*       Expense Ratio
Wells Fargo Advantage Diversified Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Diversified Bond Fund -
  Administrator Class
Actual                                                   $1,000.00            $1,056.60               $3.61           0.70%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00            $1,021.56               $3.55           0.70%

Wells Fargo Advantage High Yield Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage High Yield Bond Fund - Class A
Actual                                                   $1,000.00            $1,051.70               $5.91           1.15%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00            $1,019.30               $5.82           1.15%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage High Yield Bond Fund - Class B
Actual                                                   $1,000.00            $1,047.80               $9.75           1.90%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00            $1,015.54               $9.60           1.90%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage High Yield Bond Fund - Class C
Actual                                                   $1,000.00            $1,047.80               $9.75           1.90%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00            $1,015.54               $9.60           1.90%

Wells Fargo Advantage Income Plus Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Income Plus Fund - Class A
Actual                                                   $1,000.00            $1,053.80               $5.15           1.00%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00            $1,020.05               $5.06           1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Income Plus Fund - Class B
Actual                                                   $1,000.00            $1,049.80               $8.99           1.75%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00            $1,016.29               $8.85           1.75%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Income Plus Fund - Class C
Actual                                                   $1,000.00            $1,049.80               $8.99           1.75%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                 $1,000.00            $1,016.29               $8.85           1.75%

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                              Beginning      Ending
                                                                               Account      Account       Expenses
                                                                                Value        Value      Paid During     Net Annual
                                                                              06/01/2006   11/30/2006     Period*      Expense Ratio
Wells Fargo Advantage Inflation-Protected Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation-Protected Bond Fund - Class A
Actual                                                                         $1,000.00    $1,046.10       $4.36           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,020.81       $4.31           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation-Protected Bond Fund - Class B
Actual                                                                         $1,000.00    $1,042.30       $8.19           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation-Protected Bond Fund - Class C
Actual                                                                         $1,000.00    $1,042.30       $8.19           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Inflation-Protected Bond Fund - Administrator Class
Actual                                                                         $1,000.00    $1,047.50       $3.08           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,022.06       $3.04           0.60%

Wells Fargo Advantage Intermediate Government Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund - Class A
Actual                                                                         $1,000.00    $1,042.50       $4.86           0.95%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,020.31       $4.81           0.95%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund - Class B
Actual                                                                         $1,000.00    $1,038.60       $8.69           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,016.55       $8.59           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund - Class C
Actual                                                                         $1,000.00    $1,037.70       $8.68           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,016.55       $8.59           1.70%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Intermediate Government Income Fund - Administrator
 Class
Actual                                                                         $1,000.00    $1,043.90       $3.59           0.70%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,021.56       $3.55           0.70%

Wells Fargo Advantage Short Duration Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Bond Fund - Class A
Actual                                                                         $1,000.00    $1,029.20       $4.32           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,020.81       $4.31           0.85%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Bond Fund - Class B
Actual                                                                         $1,000.00    $1,026.40       $8.13           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Bond Fund - Class C
Actual                                                                         $1,000.00    $1,026.40       $8.13           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,017.05       $8.09           1.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Bond Fund - Administrator Class
Actual                                                                         $1,000.00    $1,031.50       $3.06           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,022.06       $3.04           0.60%
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Bond Fund - Institutional Class
Actual                                                                         $1,000.00    $1,032.40       $2.14           0.42%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                                       $1,000.00    $1,022.96       $2.13           0.42%

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

                                                           Beginning            Ending
                                                            Account             Account              Expenses
                                                             Value               Value             Paid During      Net Annual
                                                           06/01/2006         11/30/2006             Period*       Expense Ratio
Wells Fargo Advantage Stable Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Class A
Actual                                                     $1,000.00          $1,027.70               $4.32              0.85%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,020.81               $4.31              0.85%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Class B
Actual                                                     $1,000.00          $1,023.70               $8.12              1.60%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,017.05               $8.09              1.60%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Class C
Actual                                                     $1,000.00          $1,023.90               $8.12              1.60%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,017.05               $8.09              1.60%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Stable Income Fund - Administrator Class
Actual                                                     $1,000.00          $1,028.80               $3.31              0.65%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,021.81               $3.29              0.65%

Wells Fargo Advantage Strategic Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Strategic Income Fund - Class A
Actual                                                     $1,000.00          $1,059.00               $5.68              1.10%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,019.55               $5.57              1.10%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Strategic Income Fund - Class B
Actual                                                     $1,000.00          $1,055.10               $9.53              1.85%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,015.79               $9.35              1.85%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Strategic Income Fund - Class C
Actual                                                     $1,000.00          $1,054.10               $9.53              1.85%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,015.79               $9.35              1.85%

Wells Fargo Advantage Total Return Bond Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class A
Actual                                                     $1,000.00          $1,056.90               $4.64              0.90%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,020.56               $4.56              0.90%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class B
Actual                                                     $1,000.00          $1,053.00               $8.49              1.65%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,016.80               $8.34              1.65%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class C
Actual                                                     $1,000.00          $1,053.20               $8.49              1.65%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,016.80               $8.35              1.65%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Class Z
Actual                                                     $1,000.00          $1,056.40               $4.90              0.95%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,020.31               $4.81              0.95%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Administrator Class
Actual                                                     $1,000.00          $1,058.60               $3.61              0.70%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,021.56               $3.55              0.70%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Fund - Institutional Class
Actual                                                     $1,000.00          $1,059.20               $2.17              0.42%
---------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                   $1,000.00          $1,022.96               $2.13              0.42%

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                  Beginning       Ending
                                                                   Account        Account      Expenses
                                                                    Value          Value     Paid During      Net Annual
                                                                  06/01/2006    11/30/2006     Period*       Expense Ratio
Wells Fargo Advantage Ultra-Short Duration Bond Fund
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class A
Actual                                                            $1,000.00     $1,024.80       $4.06             0.80%
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                          $1,000.00     $1,021.06       $4.05             0.80%
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class B
Actual                                                            $1,000.00     $1,021.00       $7.85             1.55%
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                          $1,000.00     $1,017.30       $7.84             1.55%
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class C
Actual                                                            $1,000.00     $1,021.00       $7.85             1.55%
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                          $1,000.00     $1,017.30       $7.84             1.55%
---------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Ultra-Short Duration Bond Fund - Class Z
Actual                                                            $1,000.00     $1,025.70       $4.27             0.84%
---------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                          $1,000.00     $1,020.86       $4.26             0.84%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT          SECURITY NAME                                                          VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.05%
     N/A        WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO           $ 9,768,364
     N/A        WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                68,299,669
     N/A        WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                   19,510,409
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $96,305,111)                97,578,442
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $96,305,111)*                          100.05%                               $97,578,442
OTHER ASSETS AND LIABILITIES, NET             (0.05)                                   (53,057)
                                             ------                                -----------
TOTAL NET
ASSETS                                       100.00%                               $97,525,385
                                             ======                                ===========

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                    INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE        VALUE
CORPORATE BONDS & NOTES - 73.90%
AGRICULTURAL PRODUCTION CROPS - 0.30%
$    350,000   DOLE FOOD COMPANY INCORPORATED<<                                        8.88%   03/15/2011   $  339,063
                                                                                                            ----------
AMUSEMENT & RECREATION SERVICES - 1.19%
     480,000   PENN NATIONAL GAMING INCORPORATED                                       6.88    12/01/2011      489,600
     100,000   RIVER ROCK ENTERTAINMENT AUTHORITY                                      9.75    11/01/2011      106,250
     530,000   SPEEDWAY MOTORSPORTS INCORPORATED                                       6.75    06/01/2013      528,675
     250,000   TRUE TEMPER SPORTS INCORPORATED                                         8.38    09/15/2011      223,125
                                                                                                             1,347,650
                                                                                                            ----------
APPAREL & ACCESSORY STORES - 0.55%
     600,000   PAYLESS SHOESOURCE INCORPORATED                                         8.25    08/01/2013      619,500
                                                                                                            ----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.66%
     600,000   LEVI STRAUSS & COMPANY                                                 12.25    12/15/2012      669,750
      75,000   PHILLIPS VAN-HEUSEN                                                     7.25    02/15/2011       76,594
                                                                                                               746,344
                                                                                                            ----------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 1.25%
     550,000   ASBURY AUTOMOTIVE GROUP INCORPORATED                                    9.00    06/15/2012      570,625
     150,000   AUTONATION INCORPORATED+/-                                              7.37    04/15/2013      150,000
     100,000   GROUP 1 AUTOMOTIVE INCORPORATED                                         8.25    08/15/2013      102,250
     575,000   SONIC AUTOMOTIVE INCORPORATED SERIES B                                  8.63    08/15/2013      586,500
                                                                                                             1,409,375
                                                                                                            ----------
BUSINESS SERVICES - 5.09%
     500,000   H&E EQUIPMENT SERVICES INCORPORATED                                     8.38    07/15/2016      516,250
     450,000   HERTZ CORPORATION++                                                     8.88    01/01/2014      466,875
     170,000   HERTZ CORPORATION++                                                    10.50    01/01/2016      185,300
     600,000   NEFF RENTAL/NEFF FINANCE                                               11.25    06/15/2012      652,500
     700,000   PENHALL INTERNATIONAL CORPORATION++                                    12.00    08/01/2014      756,000
     700,000   SEAGATE TECHNOLOGY HDD                                                  6.80    10/01/2016      694,750
     106,000   STRIPES ACQUISITION/SUSSER FINANCE++                                   10.63    12/15/2013      114,480
     200,000   SUNGARD DATA SYSTEMS INCORPORATED                                       3.75    01/15/2009      189,250
     850,000   SUNGARD DATA SYSTEMS INCORPORATED                                       9.13    08/15/2013      891,438
     200,000   SUNGARD DATA SYSTEMS INCORPORATED<<                                    10.25    08/15/2015      212,000
     600,000   VERTIS INCORPORATED                                                     9.75    04/01/2009      615,000
     425,000   WILLIAMS SCOTSMAN INCORPORATED                                          8.50    10/01/2015      442,000
                                                                                                             5,735,843
                                                                                                            ----------
CHEMICALS & ALLIED PRODUCTS - 1.24%
     230,000   EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                     10.13    09/01/2008      244,375
     175,000   HEXION SPECIALTY CHEMICAL CORPORATION++                                 9.75    11/15/2014      177,625
     167,000   LYONDELL CHEMICAL COMPANY                                               8.00    09/15/2014      172,219
     278,000   LYONDELL CHEMICAL COMPANY                                               8.25    09/15/2016      289,120
     250,000   MOSAIC COMPANY++                                                        7.38    12/01/2014      254,063
     250,000   MOSAIC COMPANY++                                                        7.63    12/01/2016      255,625
                                                                                                             1,393,027
                                                                                                            ----------
COMMUNICATIONS - 15.61%
     280,000   AMERICAN MEDIA OPERATIONS INCORPORATED                                  8.88    01/15/2011      256,900
     480,000   CCO HOLDINGS LLC/CAPITAL CORPORATION<<+/-                               9.52    12/15/2010      490,800
     600,000   CENTENNIAL COMMUNICATIONS CORPORATION<<                                10.00    01/01/2013      627,000
     650,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                 8.00    04/30/2012      667,875
     770,000   CHARTER COMMUNICATION OPT LLC CAPITAL++                                 8.38    04/30/2014      799,838
     325,000   CITIZENS COMMUNICATIONS COMPANY                                         7.05    10/01/2046      281,938

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                    INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                          RATE        DATE         VALUE
COMMUNICATIONS (CONTINUED)
$    275,000   CSC HOLDINGS INCORPORATED                                               7.88%   12/15/2007   $   279,125
     500,000   DIRECTV HOLDINGS/FINANCE                                                8.38    03/15/2013       519,375
     675,000   DIRECTV HOLDINGS/FINANCE                                                6.38    06/15/2015       651,375
     550,000   DOBSON CELLULAR SYSTEMS                                                 8.38    11/01/2011       573,375
     325,000   DOBSON CELLULAR SYSTEMS++                                               8.38    11/01/2011       338,813
   1,400,000   DOBSON CELLULAR SYSTEMS                                                 9.88    11/01/2012     1,519,000
     250,000   DOBSON COMMUNICATIONS CORPORATION+/-                                    9.62    10/15/2012       254,688
     695,000   DOBSON COMMUNICATIONS CORPORATION<<                                     8.88    10/01/2013       700,213
   1,025,000   ECHOSTAR DBS CORPORATION                                                7.13    02/01/2016     1,017,313
     280,000   ESCHELON OPERATING COMPANY                                              8.38    03/15/2010       270,550
     300,000   FISHER COMMUNICATIONS INCORPORATED                                      8.63    09/15/2014       316,500
     250,000   LEVEL 3 FINANCING INCORPORATED++                                        9.25    11/01/2014       252,813
     325,000   METROPCS WIRELESS INCORPORATED++                                        9.25    11/01/2014       330,281
     750,000   PANAMSAT CORPORATION                                                    9.00    08/15/2014       787,500
     350,000   PANAMSAT CORPORATION++                                                  9.00    06/15/2016       367,938
     155,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                         7.25    02/15/2011       159,263
     785,000   QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                7.50    02/15/2014       808,550
     600,000   QWEST CORPORATION                                                       8.88    03/15/2012       668,250
     500,000   QWEST CORPORATION+/-                                                    8.64    06/15/2013       541,875
     150,000   QWEST CORPORATION++                                                     7.50    10/01/2014       159,375
     480,000   QWEST CORPORATION                                                       7.63    06/15/2015       512,400
   1,305,000   RURAL CELLULAR CORPORATION                                              9.88    02/01/2010     1,380,038
     200,000   RURAL CELLULAR CORPORATION                                              8.25    03/15/2012       207,500
     325,000   TELCORDIA TECHNOLOGIES INCORPORATED++                                  10.00    03/15/2013       279,500
     300,000   TIME WARNER TELECOMMUNICATION HOLDINGS                                  9.25    02/15/2014       319,500
     135,000   UBIQUITEL OPERATING COMPANY                                             9.88    03/01/2011       145,800
     200,000   VALOR TELECOMMUNICATIONS ENTERPRISES                                    7.75    02/15/2015       213,500
     255,000   WEST CORPORATION++                                                     11.00    10/15/2016       253,406
     250,000   WINDSTREAM CORPORATION<<++                                              8.13    08/01/2013       270,625
     350,000   WINDSTREAM CORPORATION++                                                8.63    08/01/2016       381,063
                                                                                                             17,603,855
                                                                                                            -----------
DEPOSITORY INSTITUTIONS - 0.85%
     950,000   CHEVY CHASE BANK FSB                                                    6.88    12/01/2013       959,500
                                                                                                            -----------
EATING & DRINKING PLACES - 2.29%
   1,400,000   O'CHARLEYS INCORPORATED                                                 9.00    11/01/2013     1,470,000
   1,050,000   REAL MEX RESTAURANTS INCORPORATED                                      10.25    04/01/2010     1,107,750
                                                                                                              2,577,750
                                                                                                            -----------
ELECTRIC, GAS & SANITARY SERVICES - 3.54%
     300,000   ALLIED WASTE NORTH AMERICA                                              6.50    11/15/2010       300,000
     350,000   ALLIED WASTE NORTH AMERICA<<                                            6.38    04/15/2011       346,500
     200,000   ALLIED WASTE NORTH AMERICA                                              7.88    04/15/2013       207,000
     450,000   EL PASO PERFORMANCE-LINKED TRUST++                                      7.75    07/15/2011       465,750
     300,000   FERRELLGAS PARTNERS LP                                                  6.75    05/01/2014       293,250
     175,000   NEVADA POWER COMPANY SERIES M                                           5.95    03/15/2016       177,597
     250,000   NEVADA POWER COMPANY SERIES O                                           6.50    05/15/2018       264,478
     125,000   NORTHWEST PIPELINE CORPORATION                                          7.00    06/15/2016       131,094
     605,000   NRG ENERGY INCORPORATED<<                                               7.25    02/01/2014       605,000
     700,000   NRG ENERGY INCORPORATED                                                 7.38    02/01/2016       700,000
     200,000   NRG ENERGY INCORPORATED                                                 7.38    01/15/2017       199,500
     300,000   SIERRA PACIFIC POWER COMPANY                                            6.00    05/15/2016       306,052
                                                                                                              3,996,221
                                                                                                            -----------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE        DATE         VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 2.49%
$    300,000   AMKOR TECHNOLOGY INCORPORATED<<                                                9.25%   06/01/2016   $  295,500
     450,000   FREESCALE SEMICONDUCTOR INCORPORATED++                                         8.88    12/15/2014      451,125
     850,000   FREESCALE SEMICONDUCTOR INCORPORATED++                                        10.13    12/15/2016      859,563
     660,000   L-3 COMMUNICATIONS CORPORATION                                                 6.38    10/15/2015      655,050
     525,000   SPANSION LLC<<++                                                              11.25    01/15/2016      547,969
                                                                                                                    2,809,207
                                                                                                                   ----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.38%
     400,000   CORNELL COMPANIES INCORPORATED                                                10.75    07/01/2012      432,000
                                                                                                                   ----------
FOOD & KINDRED PRODUCTS - 0.85%
      76,000   DOLE FOODS COMPANY INCORPORATED                                                8.63    05/01/2009       74,860
     200,000   DOLE FOODS COMPANY INCORPORATED                                                7.25    06/15/2010      188,250
     650,000   REYNOLDS AMERICAN INCORPORATED++                                               7.63    06/01/2016      693,593
                                                                                                                      956,703
                                                                                                                   ----------
FOOD STORES - 0.11%
     121,000   DOMINO'S INCORPORATED                                                          8.25    07/01/2011      125,538
                                                                                                                   ----------
GENERAL MERCHANDISE STORES - 0.75%
     860,000   ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                      8.50    01/15/2013      842,800
                                                                                                                   ----------
HEALTH SERVICES - 1.48%
     250,000   HCA INCORPORATED++                                                             9.13    11/15/2014      260,625
     800,000   HCA INCORPORATED<<++                                                           9.25    11/15/2016      835,000
     250,000   HEALTHSOUTH CORPORATION++                                                     10.75    06/15/2016      266,250
     280,000   SKILLED HEALTHCARE GROUP INCORPORATED++                                       11.00    01/15/2014      308,000
                                                                                                                    1,669,875
                                                                                                                   ----------
HOLDING & OTHER INVESTMENT OFFICES - 0.83%
     905,000   SHERIDAN ACQUISITION CORPORATION                                              10.25    08/15/2011      932,150
                                                                                                                   ----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.36%
     300,000   AZTAR CORPORATION                                                              9.00    08/15/2011      312,750
     600,000   MAJESTIC STAR CASINO LLC                                                       9.50    10/15/2010      619,500
     200,000   MANDALAY RESORT GROUP                                                          6.50    07/31/2009      202,000
     400,000   MGM MIRAGE INCORPORATED                                                        6.00    10/01/2009      399,000
      25,000   MGM MIRAGE INCORPORATED                                                        6.75    09/01/2012       24,688
     200,000   MGM MIRAGE INCORPORATED                                                        5.88    02/27/2014      187,000
     300,000   MGM MIRAGE INCORPORATED                                                        6.63    07/15/2015      288,375
     200,000   MTR GAMING GROUP INCORPORATED++                                                9.00    06/01/2012      204,000
     425,000   SAN PASQUAL CASINO++                                                           8.00    09/15/2013      435,625
     800,000   STATION CASINOS INCORPORATED                                                   6.00    04/01/2012      768,000
     355,000   WYNN LAS VEGAS LLC<<                                                           6.63    12/01/2014      349,675
                                                                                                                    3,790,613
                                                                                                                   ----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.14%
     150,000   UGS CAPITAL CORPORATION II+/-++                                               10.38    06/01/2011      158,250
                                                                                                                   ----------
INSURANCE CARRIERS - 0.44%
     500,000   MULTIPLAN INCORPORATED++                                                      10.38    04/15/2016      500,000
                                                                                                                   ----------
JUSTICE, PUBLIC ORDER & SAFETY - 0.66%
     625,000   CORRECTIONS CORPORATION OF AMERICA                                             6.25    03/15/2013      615,625
     130,000   CORRECTIONS CORPORATION OF AMERICA                                             6.75    01/31/2014      130,975
                                                                                                                      746,600
                                                                                                                   ----------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE      DATE         VALUE
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION - 0.60%
$    650,000   RURAL METRO CORPORATION                                                        9.88%   03/15/2015   $  676,000
                                                                                                                   ----------
MACHINERY - 1.03%
     200,000   JLG INDUSTRIES INCORPORATED                                                    8.25    05/01/2008      207,658
     905,000   JLG INDUSTRIES INCORPORATED<<                                                  8.38    06/15/2012      954,630
                                                                                                                    1,162,288
                                                                                                                   ----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.68%
     800,000   BOMBARDIER INCORPORATED<<++                                                    6.75    05/01/2012      772,000
                                                                                                                   ----------
MISCELLANEOUS RETAIL - 1.02%
     360,000   AMERIGAS PARTNERS LP                                                           7.25    05/20/2015      360,000
     375,000   AMERIGAS PARTNERS LP                                                           7.13    05/20/2016      373,125
     400,000   DENNY'S CORPORATION/HOLDINGS INCORPORATED<<                                   10.00    10/01/2012      419,500
                                                                                                                    1,152,625
                                                                                                                   ----------
MOTION PICTURES - 1.80%
     602,000   AMC ENTERTAINMENT INCORPORATED+/-                                              9.62    08/15/2010      621,565
     650,000   AMC ENTERTAINMENT INCORPORATED SERIES B                                        8.63    08/15/2012      671,125
     625,000   BARRINGTON BROADCASTING GROUP LLC/CAPITAL CORPORATION++                       10.50    08/15/2014      621,875
     602,000   MUZAK FINANCE CORPORATION LLC(I)                                              13.00    03/15/2010      120,400
                                                                                                                    2,034,965
                                                                                                                   ----------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.06%
      70,000   TRAILER BRIDGE INCORPORATED(I)                                                 9.25    11/15/2011       71,138
                                                                                                                   ----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.28%
     224,000   CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS INCORPORATED               9.75    04/01/2012      238,560
     400,000   FORD MOTOR CREDIT COMPANY                                                      7.25    10/25/2011      390,740
   1,595,000   FORD MOTOR CREDIT COMPANY<<                                                    7.00    10/01/2013    1,529,849
     450,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        6.75    12/01/2014      461,440
   1,700,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        8.00    11/01/2031    1,905,438
   1,150,000   IDEARC INCORPORATED++                                                          8.00    11/15/2016    1,168,688
     250,000   SALLY HOLDINGS LLC++                                                          10.50    11/15/2016      256,563
                                                                                                                    5,951,278
                                                                                                                   ----------
OIL & GAS EXTRACTION - 3.67%
     500,000   CHESAPEAKE ENERGY CORPORATION                                                  6.50    08/15/2017      477,500
     650,000   CHESAPEAKE ENERGY CORPORATION                                                  6.88    11/15/2020      623,188
     350,000   EL PASO CORPORATION                                                            6.75    05/15/2009      353,938
     300,000   EL PASO CORPORATION                                                            7.88    06/15/2012      315,000
     450,000   HANOVER EQUIPMENT TRUST 01 SERIES A                                            8.50    09/01/2008      455,625
     200,000   PETROHAWK ENERGY CORPORATION                                                   9.13    07/15/2013      208,250
   1,700,000   SABINE PASS LP++                                                               7.50    11/30/2016    1,702,125
                                                                                                                    4,135,626
                                                                                                                   ----------
PAPER & ALLIED PRODUCTS - 0.86%
     400,000   GRAHAM PACKAGING COMPANY INCORPORATED                                          8.50    10/15/2012      396,000
     600,000   NEENAH PAPER INCORPORATED                                                      7.38    11/15/2014      568,500
                                                                                                                      964,500
                                                                                                                   ----------
PERSONAL SERVICES - 1.43%
     120,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                                 8.88    11/15/2012      123,150
     250,000   CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                                    8.00    11/15/2013      258,125
     350,000   MAC-GRAY CORPORATION                                                           7.63    08/15/2015      355,250
      75,000   SERVICE CORPORATION INTERNATIONAL                                              7.70    04/15/2009       77,344

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE      DATE         VALUE
PERSONAL SERVICES (CONTINUED)
$    700,000   SERVICE CORPORATION INTERNATIONAL++                                            7.50%   06/15/2017   $  696,500
     100,000   SERVICE CORPORATION INTERNATIONAL++                                            7.63    10/01/2018      104,500
                                                                                                                    1,614,869
                                                                                                                   ----------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.65%
     275,000   COLORADO INTERSTATE GAS COMPANY                                                6.80    11/15/2015      285,040
     450,000   TESORO CORPORATION                                                             6.63    11/01/2015      445,500
                                                                                                                      730,540
                                                                                                                   ----------
PIPELINES, EXCEPT NATURAL GAS - 2.48%
     150,000   EL PASO CORPORATION                                                            7.63    08/16/2007      151,875
   1,275,000   EL PASO CORPORATION SERIES MTN<<                                               7.75    01/15/2032    1,351,500
     225,000   MARKWEST ENERGY PARTNERS LP++                                                  8.50    07/15/2016      227,250
     320,000   PACIFIC ENERGY PARTNERS LP/FINANCE CORPORATION                                 6.25    09/15/2015      319,200
     400,000   WILLIAMS COMPANIES INCORPORATED<<+/-++                                         7.37    10/01/2010      409,500
     300,000   WILLIAMS COMPANIES INCORPORATED                                                8.75    03/15/2032      336,750
                                                                                                                    2,796,075
                                                                                                                   ----------
PRIMARY METAL INDUSTRIES - 0.18%
     200,000   AMERICAST TECHNOLOGIES++                                                      11.00    12/01/2014      202,000
                                                                                                                   ----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.32%
     511,000   DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B                     9.88    08/15/2013      556,990
     500,000   HOUGHTON MIFFLIN COMPANY                                                       8.25    02/01/2011      520,625
     350,000   MEDIANEWS GROUP INCORPORATED                                                   6.88    10/01/2013      323,313
      60,000   MEDIMEDIA USA INCORPORATED++                                                  11.38    11/15/2014       62,250
     350,000   NIELSEN FINANCE LLC/FINANCE COMPANY<<++^                                      10.78    08/01/2016      228,375
     425,000   PRIMEDIA INCORPORATED                                                          8.00    05/15/2013      397,375
     500,000   R.H. DONNELLEY CORPORATION SERIES A-3<<                                        8.88    01/15/2016      525,000
                                                                                                                    2,613,928
                                                                                                                   ----------
REAL ESTATE - 1.84%
     610,000   ASHTON WOODS USA LLC/FINANCE COMPANY(I)                                        9.50    10/01/2015      524,600
     200,000   HOST MARRIOTT LP                                                               7.13    11/01/2013      204,250
     915,000   HOST MARRIOTT LP SERIES I                                                      9.50    01/15/2007      918,431
     225,000   HOST MARRIOTT LP SERIES M                                                      7.00    08/15/2012      228,375
     200,000   THORNBURG MORTGAGE INCORPORATED                                                8.00    05/15/2013      198,000
                                                                                                                    2,073,656
                                                                                                                   ----------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.66%
   1,850,000   BF SAUL REIT                                                                   7.50    03/01/2014    1,877,750
                                                                                                                   ----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.46%
     525,000   NCO GROUP INCORPORATED<<++                                                    11.88    11/15/2014      521,063
                                                                                                                   ----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.28%
     400,000   CROWN CORK & SEAL                                                              8.00    04/15/2023      390,000
   1,025,000   OWENS-BROCKWAY GLASS                                                           8.25    05/15/2013    1,055,750
                                                                                                                    1,445,750
                                                                                                                   ----------
TRANSPORTATION BY AIR - 0.30%
     175,000   CONTINENTAL AIRLINES INCORPORATED                                              8.75    12/01/2011      176,094
     163,519   CONTINENTAL AIRLINES INCORPORATED SERIES 00-1                                  8.50    05/01/2011      166,381
                                                                                                                      342,475
                                                                                                                   ----------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
TRANSPORTATION EQUIPMENT - 1.53%
$    175,000   ARVINMERITOR INCORPORATED<<                                                    8.75%   03/01/2012   $  176,750
     230,000   FORD MOTOR COMPANY<<                                                           7.45    07/16/2031      181,988
     820,000   GENERAL MOTORS CORPORATION<<                                                   8.38    07/15/2033      747,225
     500,000   GREENBRIER COMPANIES INCORPORATED                                              8.38    05/15/2015      507,500
     100,000   TRW AUTOMOTIVE INCORPORATED                                                    9.38    02/15/2013      107,250
                                                                                                                    1,720,713
                                                                                                                   ----------
WATER TRANSPORTATION - 0.32%
     350,000   GULFMARK OFFSHORE INCORPORATED                                                 7.75    07/15/2014      357,875
                                                                                                                   ----------
WHOLESALE TRADE-DURABLE GOODS - 0.39%
     450,000   OMNICARE INCORPORATED                                                          6.88    12/15/2015      439,875
                                                                                                                   ----------
TOTAL CORPORATE BONDS & NOTES (COST $82,082,303)                                                                   83,348,853
                                                                                                                   ----------
ASSET BACKED SECURITIES - 0.46%
     500,000   DB MASTER FINANCE LLC SERIES 2006-1 CLASS M1++                                 8.29    06/20/2031      513,487
TOTAL ASSET BACKED SECURITIES (COST $499,992)                                                                         513,487
                                                                                                                   ----------
FOREIGN CORPORATE BONDS@ - 5.62%
     300,000   ABITIBI CONSOLIDATED INCORPORATED                                              6.95    04/01/2008      297,000
      75,000   ABITIBI CONSOLIDATED INCORPORATED                                              5.25    06/20/2008       72,375
     800,000   AVAGO TECHNOLOGIES FINANCE++                                                  10.13    12/01/2013      850,000
     950,000   AVAGO TECHNOLOGIES FINANCE<<++                                                11.88    12/01/2015    1,045,000
     125,000   BOMBARDIER INCORPORATED++                                                      8.00    11/15/2014      125,625
     432,000   CROWN CORK & SEAL FINANCE PLC<<                                                7.00    12/15/2006      432,000
      60,000   INTELSAT (BERMUDA) LIMITED+/-                                                 10.48    01/15/2012       60,750
     850,000   INTELSAT (BERMUDA) LIMITED<<++                                                11.25    06/15/2016      931,813
     800,000   INTELSAT LIMITED                                                               5.25    11/01/2008      779,000
     675,000   NXP BV<<+/-++                                                                  8.12    10/15/2013      685,125
     675,000   NXP BV<<++                                                                     9.50    10/15/2015      692,719
     365,000   VIDEOTRON LTEE                                                                 6.88    01/15/2014      364,088
TOTAL FOREIGN CORPORATE BONDS (COST $6,226,468)                                                                     6,335,495
                                                                                                                   ----------
TERM LOANS - 18.69%
      80,000   BLB-WEMBLEY 2ND LIEN TERM LOAN+/-                                              9.70    08/11/2012       80,700
     400,000   BOMBARDIER RECREATIONAL TERM LOAN B+/-                                         8.13    06/27/2013      398,500
     186,927   CALPINE CORPORATION 1ST LIEN TERM LOAN+/-                                      7.62    12/20/2007      189,964
     574,600   CALPINE CORPORATION 2ND LIEN TERM LOAN+/-                                      9.37    12/20/2007      583,937
     660,000   CHARTER COMMUNICATIONS TERM LOAN B+/-                                          8.01    04/28/2013      663,920
     220,113   COVANTA ENERGY 1ST LIEN TERM LOAN+/-                                           7.62    06/10/2012      221,214
     247,480   COVANTA ENERGY 1ST LIEN TERM LOAN+/-                                           5.37    06/11/2012      248,717
     162,500   COVANTA ENERGY 2ND LIEN TERM LOAN+/-                                          10.87    06/10/2013      165,344
   1,243,750   CSC HOLDINGS INCORPORATED TERM LOAN+/-                                         7.12    03/23/2013    1,241,884
     826,175   DELPHI CORPORATION TERM LOAN+/-                                               13.75    06/14/2011      854,405
     800,000   DENNY'S CORPORATION 2ND LIEN TERM LOAN+/-                                     10.54    08/26/2010      808,000
     299,493   EAGLE ROCK ENERGY TERM LOAN B+/-                                              10.45    12/01/2012      299,493
     500,000   EMDEON BUSINESS SERVICES LLC 2ND LIEN TERM LOAN+/-                            10.32    05/16/2014      503,750
     750,000   FREESCALE SEMICONDUCTOR INCORPORATED TERM LOAN B+/-                            7.37    12/01/2013      752,580
     500,000   GENERAL MOTORS CORPORATION TERM LOAN B+/-                                      7.75    12/15/2013      500,625
     529,744   GEORGIA PACIFIC 1ST TERM LOAN B+/-                                             7.39    12/23/2012      530,618
   1,795,000   GEORGIA PACIFIC 2ND LIEN TERM LOAN C+/-                                        8.39    12/23/2013    1,798,464
     465,000   GOODYEAR TIRE & RUBBER 2ND LIEN TERM LOAN+/-                                   8.14    04/30/2010      469,362
     400,000   HCA INCORPORATED SERIES B TERM LOAN+/-                                         8.12    11/14/2013      402,520
     470,750   HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN+/-                            8.62    03/10/2013      472,223
     750,000   IDEARC INCORPORATED TERM LOAN+/-                                               7.38    11/09/2014      753,233
     713,356   KEY ENERGY SERVICES TERM LOAN+/-                                               9.09    06/30/2012      715,439

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
TERM LOANS (CONTINUED)
$    586,260   LPL HOLDINGS INCORPORATED TERM LOAN B+/-                                       8.28%   06/27/2013   $   590,903
     500,000   LSP GENERAL FINANCE COMPANY LLC/LSP-KENDALL ENERGY LLC 2ND LIEN TERM LOAN+/    8.87    04/07/2014       505,000
     500,000   NIELSEN FINANCE LLC TERM LOAN+/-                                               8.13    08/09/2013       501,995
     547,250   NRG ENERGY TERM LOAN+/-                                                        7.37    01/31/2013       549,587
     650,000   OSHKOSH TRUCK CORPORATION TERM LOAN                                            7.37    12/06/2013       650,000
   1,050,000   PIEDMONT HAWTHORNE 2ND LIEN TERM LOAN+/-                                      10.68    08/27/2011     1,055,250
     596,220   PLUM POINT ENERGY ASSOCIATES 1ST LIEN TERM LOAN+/-                             8.62    03/15/2014       600,691
     191,429   PLUM POINT ENERGY ASSOCIATES SYNTHETIC FUNDED LOC TERM LOAN+/-                 5.37    03/15/2014       192,864
     500,000   QUALITY HOME BRANDS 2ND LIEN TERM LOAN+/-                                     11.94    06/16/2013       502,500
     605,148   SUNGARD DATA SYSTEMS TERM LOAN B+/-                                            7.88    02/11/2013       608,881
     940,000   TOWER AUTOMOTIVE DIP TERM LOAN+/-                                              8.94    02/25/2007       903,575
     790,000   TOYS R US TERM LOAN+/-                                                         8.32    12/01/2008       789,803
     719,311   WASTE SERVICES INCORPORATED TRANCHE B TERM LOAN+/-                             8.35    04/30/2011       721,109
     250,000   X RITE CORPORATION 2ND LIEN TERM LOAN+/-                                      10.40    06/30/2013       250,000
TOTAL TERM LOANS (COST $20,995,692)                                                                                 21,077,050
                                                                                                                   -----------
SHARES

PREFERRED STOCKS - 0.00%
           1   ION MEDIA NETWORKS INCORPORATED                                                                           1,541
TOTAL PREFERRED STOCKS (COST $1,688)                                                                                     1,541
                                                                                                                   -----------
COLLATERAL FOR SECURITIES LENDING - 17.45%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.98%
     608,523   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                  608,523
     497,794   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                         497,794
                                                                                                                     1,106,317
                                                                                                                   -----------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 16.47%
$     89,222   AMERICAN GENERAL FINANCE CORPORATION+/-++                                      5.35%   12/14/2007        89,258
       9,914   AQUINAS FUNDING LLC++                                                          5.31    12/11/2006         9,899
     247,840   ATLAS CAPITAL FUNDING CORPORATION+/-++                                         5.30    12/22/2006       247,840
     247,840   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                              5.30    04/25/2007       247,850
     247,840   BANCO SANTANDER TOTTA LOAN+/-++                                                5.32    12/14/2007       247,853
     247,840   BANK OF AMERICA NA SERIES BKNT+/-                                              5.36    06/19/2007       247,897
     163,575   BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                          5.42    01/12/2007       163,589
      59,482   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53    01/16/2007        59,494
     991,361   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $991,508)                     5.36    12/01/2006       991,361
     247,840   BUCKINGHAM III CDO LLC++                                                       5.31    12/15/2006       247,335
     882,311   CANCARA ASSET SECURITIZATION LIMITED                                           5.34    12/01/2006       882,311
     727,778   CEDAR SPRINGS CAPITAL COMPANY                                                  5.36    12/01/2006       727,778
      91,255   CEDAR SPRINGS CAPITAL COMPANY                                                  5.30    12/06/2006        91,188
      99,136   CEDAR SPRINGS CAPITAL COMPANY++                                                5.34    01/17/2007        98,458
     247,840   CHEYNE FINANCE LLC SERIES MTN+/-++                                             5.34    07/16/2007       247,857
   2,153,796   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,154,116)                     5.36    12/01/2006     2,153,796
     495,680   CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                                  5.28    06/25/2007       495,665
     495,680   DEER VALLEY FUNDING LLC                                                        5.31    12/15/2006       494,669
     247,840   DEER VALLEY FUNDING LLC                                                        5.34    01/23/2007       245,929
     218,099   DEER VALLEY FUNDING LLC++                                                      5.37    02/27/2007       215,305
       9,914   EDISON ASSET SECURITIZATION LLC                                                5.39    12/11/2006         9,899
     242,784   FALCON ASSET SECURITIZATION CORPORATION++                                      5.32    12/01/2006       242,784
     495,680   FIVE FINANCE INCORPORATED+/-++                                                 5.37    06/13/2007       495,819
     148,704   GEMINI SECURITIZATION                                                          5.29    12/29/2006       148,097

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL        SECURITY NAME                                                               RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     142,260    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                              5.46%   03/30/2007   $   142,316
       29,741    GRAMPIAN FUNDING                                                             5.31    12/13/2006        29,689
       19,827    HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                                  5.42    05/15/2007        19,834
       34,698    HBOS TREASURY SERVICES PLC+/-++                                              5.45    01/12/2007        34,704
      139,038    HSBC BANK USA+/-                                                             5.41    12/14/2006       139,040
      346,976    IBM CORPORATION SERIES MTN+/-                                                5.36    06/28/2007       347,132
      644,384    ING USA ANNUITY & LIFE INSURANCE+/-                                          5.39    09/17/2007       644,384
      247,840    INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                   5.32    12/24/2007       247,830
      148,704    KAUPTHING BANK SERIES MTN+/-++                                               5.38    03/20/2007       148,649
      197,439    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.33    12/01/2006       197,439
      121,015    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.30    12/07/2006       120,910
       23,882    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.32    12/15/2006        23,833
      227,200    LEGACY CAPITAL CORPORATION                                                   5.34    12/01/2006       227,200
      991,361    LIBERTY LIGHTHOUSE FUNDING COMPANY                                           5.31    12/05/2006       990,786
      148,704    LIQUID FUNDING LIMITED+/-++                                                  5.29    12/01/2006       148,704
      247,840    LIQUID FUNDING LIMITED++                                                     5.30    12/07/2006       247,625
      148,704    LIQUID FUNDING LIMITED                                                       5.44    12/28/2006       148,118
      247,840    LIQUID FUNDING LIMITED+/-++                                                  5.33    03/06/2007       247,892
       59,482    LIQUID FUNDING LIMITED SERIES MTN+/-++                                       5.33    02/20/2007        59,488
       99,136    MBIA GLOBAL FUNDING LLC+/-++                                                 5.32    02/20/2007        99,139
      166,796    MORGAN STANLEY+/-                                                            5.51    01/12/2007       166,821
      247,840    MORGAN STANLEY+/-                                                            5.50    07/27/2007       248,063
       45,850    MORGAN STANLEY SERIES EXL+/-                                                 5.38    12/14/2007        45,853
       54,525    NATIONWIDE BUILDING SOCIETY+/-++                                             5.51    12/11/2006        54,526
      177,602    NATIONWIDE BUILDING SOCIETY+/-++                                             5.49    07/20/2007       177,775
       27,510    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                      5.31    12/15/2006        27,454
       70,823    NORTH SEA FUNDING LLC                                                        5.31    12/19/2006        70,637
      409,769    NORTH SEA FUNDING LLC                                                        5.31    12/20/2006       408,634
      495,680    NORTHERN ROCK PLC+/-SS.++                                                    5.32    01/04/2008       495,750
      145,840    PARAGON MORTGAGES PLC SERIES 12A+/-++                                        5.30    05/15/2007       145,840
      247,840    PREMIUM ASSET TRUST+/-++                                                     5.36    12/16/2007       247,840
       40,101    RACERS TRUST SERIES 2004-6-MM+/-++                                           5.34    05/22/2007        40,104
      198,272    SLM CORPORATION+/-++                                                         5.32    12/12/2007       198,330
      617,053    TOTAL CAPITAL S.A.++                                                         5.33    12/01/2006       617,053
       57,311    TRAVELERS INSURANCE COMPANY+/-                                               5.39    02/09/2007        57,309
      247,840    UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                           5.33    06/15/2007       247,860
      247,840    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                           5.33    03/09/2007       247,887
      195,298    VERSAILLES CDS LLC                                                           5.30    12/04/2006       195,212
      199,006    WHISTLEJACKET CAPITAL LIMITED++                                              5.30    12/15/2006       198,600
      266,587    WHITE PINE FINANCE LLC                                                       5.31    12/11/2006       266,198
      263,305    WORLD OMNI VEHICLE LEASING                                                   5.31    12/12/2006       262,884
      793,088    WORLD OMNI VEHICLE LEASING                                                   5.31    12/14/2006       791,583
                                                                                                                    18,578,856
                                                                                                                   -----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,685,173)                                                          19,685,173
                                                                                                                   -----------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                        VALUE

TOTAL SHORT-TERM INVESTMENTS - 3.83%
   4,322,629   WELLS FARGO MONEY MARKET TRUST~+++                $   4,322,629
TOTAL SHORT-TERM INVESTMENTS (COST $4,322,629)                       4,322,629
                                                                 -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $133,813,945)*                    119.95%                  $ 135,284,228
OTHER ASSETS AND LIABILITIES, NET       (19.95)                    (22,504,381)
                                      --------                   -------------
TOTAL NET ASSETS                        100.00%                  $ 112,779,847
                                      ========                   =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(I)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $4,322,629.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                                INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                       RATE       DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 0.71%
$    390,000   FHLB<<                                                                              4.13%   10/19/2007   $   386,798
TOTAL AGENCY NOTES - INTEREST BEARING (COST $389,948)                                                                       386,798
                                                                                                                        -----------
AGENCY SECURITIES - 22.77%
FEDERAL FARM CREDIT BANK - 1.13%
     631,000   FEDERAL FARM CREDIT BANK<<                                                          4.13    07/17/2009       621,182
                                                                                                                        -----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.02%
     557,256   FHLMC #1J1263<<+/-                                                                  5.90    01/01/2036       565,108
       2,400   FHLMC #C00922                                                                       8.00    02/01/2030         2,529
     535,230   FHLMC #H01396                                                                       6.50    02/01/2036       543,363
                                                                                                                          1,111,000
                                                                                                                        -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.61%
     390,000   FNMA<<                                                                              6.00    05/15/2011       409,911
     521,225   FNMA #886087<<                                                                      6.50    07/01/2036       531,879
   1,928,196   FNMA #725715<<                                                                      5.50    08/01/2034     1,924,381
   1,592,627   FNMA #735230                                                                        5.50    02/01/2035     1,589,477
     400,667   FNMA #831621                                                                        7.00    07/01/2036       411,664
     945,357   FNMA #863727<<+/-                                                                   5.34    01/01/2036       947,390
     650,506   FNMA #886686+/-                                                                     6.27    08/01/2036       660,873
     431,149   FNMA #892283<<+/-                                                                   5.89    09/01/2036       436,282
     519,467   FNMA #894157<<                                                                      6.50    10/01/2036       530,085
     352,900   FNMA #894199<<                                                                      6.50    10/01/2036       360,114
     297,987   FNMA #895998<<                                                                      6.50    07/01/2036       304,079
     248,046   FNMA #900560<<                                                                      6.50    09/01/2036       253,117
     208,334   FNMA #902200                                                                        6.50    11/01/2036       212,592
     843,000   FNMA TBA%%                                                                          5.50    12/01/2021       847,478
   1,370,000   FNMA TBA%%                                                                          5.00    12/01/2036     1,338,319
                                                                                                                         10,757,641
                                                                                                                        -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
       4,268   GNMA #516121                                                                        7.50    12/15/2029         4,456
                                                                                                                        -----------
TOTAL AGENCY SECURITIES (COST $12,396,644)                                                                               12,494,279
                                                                                                                        -----------
ASSET BACKED SECURITIES - 6.64%
     430,000   CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                                     5.39    07/15/2014       430,820
     285,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1                         5.50    03/24/2017       287,547
     392,306   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-                        5.55    02/15/2036       392,295
     380,640   FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                                5.04    09/15/2008       380,254
     414,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-                    5.39    12/25/2036       414,518
     392,844   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2006-1 CLASS A2                           5.10    09/18/2008       392,578
     346,000   MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-                       5.31    09/15/2011       346,223
   1,000,000   TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2                          5.36    11/12/2009     1,000,247
TOTAL ASSET BACKED SECURITIES (COST $3,641,397)                                                                           3,644,482
                                                                                                                        -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.76%
   6,431,059   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-4 CLASS XP+/-(C)       0.87    07/10/2042       151,255
     430,115   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-                      4.82    09/25/2035       425,015
     495,778   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-                      5.25    12/25/2035       492,115
     500,000   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1 CLASS 2A2+/-            5.44    05/15/2036       499,991
     206,261   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-WF1 CLASS A2A                5.70    03/25/2036       205,625
     505,486   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-                    5.38    11/25/2036       505,269
     359,669   COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                               5.60    03/20/2036       358,498
     355,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3 CLASS A3+/-              6.02    06/15/2038       374,854

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                                INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                       RATE       DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  3,300,009   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 1998-C2 CLASS AX+/-(C)       1.09%   11/15/2030   $    57,311
     422,620   FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                                               5.80    11/25/2042       431,635
     315,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2               7.39    12/15/2031       332,335
     175,409   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3            6.87    07/15/2029       176,212
     265,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2006-GG7 CLASS A4+/-        6.11    07/10/2038       281,795
     474,957   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1                            5.50    10/25/2020       476,651
     492,333   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-                          5.95    09/25/2036       496,566
     355,000   JPMORGAN CHASE COMMERCIAL SECURITIES CORPORATION SERIES 2006-LDP7 CLASS A4+/-       6.07    04/15/2045       376,660
     731,530   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                                 5.37    08/25/2035       726,987
   3,302,843   MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1 CLASS X+/-(C)++             1.61    05/28/2040       134,095
   2,553,956   MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(C)++                            1.34    10/28/2033        77,896
     151,462   SACO I TRUST SERIES 2005-2 CLASS A+/-++                                             5.52    04/25/2035       151,442
     252,057   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2 CLASS A2                    7.46    07/18/2033       267,370
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,053,508)                                                               6,999,577
                                                                                                                        -----------
CORPORATE BONDS & NOTES - 43.03%

AMUSEMENT & RECREATION SERVICES - 0.91%
     100,000   PINNACLE ENTERTAINMENT                                                              8.25    03/15/2012       102,000
      90,000   POKAGON GAMING AUTHORITY++                                                         10.38    06/15/2014        97,650
      97,000   TOWN SPORTS INTERNATIONAL INCORPORATED^                                            10.16    02/01/2014        80,753
     210,000   TUNICA-BILOXI GAMING AU++                                                           9.00    11/15/2015       216,825
                                                                                                                            497,228
                                                                                                                        -----------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.66%
     185,000   LEVI STRAUSS & COMPANY+/-                                                          10.12    04/01/2012       190,550
     175,000   RIDDELL BELL HOLDINGS INCORPORATED<<                                                8.38    10/01/2012       173,250
                                                                                                                            363,800
                                                                                                                        -----------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.43%
      80,000   ASHTEAD CAPITAL INCORPORATED++                                                      9.00    08/15/2016        85,600
     150,000   UNITED RENTALS NORTH AMERICA INCORPORATED<<                                         7.75    11/15/2013       150,000
                                                                                                                            235,600
                                                                                                                        -----------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.31%
     160,000   ERICO INTERNATIONAL CORPORATION                                                     8.88    03/01/2012       172,307
                                                                                                                        -----------
BUSINESS SERVICES - 1.69%
      25,000   AVIS BUDGET CAR RENTAL LLC+/-++                                                     7.87    05/15/2014        24,063
      50,000   AVIS BUDGET CAR RENTAL LLC++                                                        7.75    05/15/2016        48,188
     120,000   CCM MERGER INCORPORATED++                                                           8.00    08/01/2013       115,800
     100,000   FTI CONSULTING INCORPORATED++                                                       7.75    10/01/2016       103,500
      45,000   H&E EQUIPMENT SERVICES INCORPORATED                                                 8.38    07/15/2016        46,463
      80,000   HERTZ CORPORATION++                                                                 8.88    01/01/2014        83,000
      50,000   HERTZ CORPORATION++                                                                10.50    01/01/2016        54,500
      90,000   PENHALL INTERNATIONAL CORPORATION++                                                12.00    08/01/2014        97,200
     180,000   RAINBOW NATIONAL SERVICES LLC++                                                    10.38    09/01/2014       199,800
      40,000   RENTAL SERVICE CORPORATION++                                                        9.50    12/01/2014        40,500
      65,000   SUNGARD DATA SYSTEMS INCORPORATED                                                   9.13    08/15/2013        68,169
      45,000   SUNGARD DATA SYSTEMS INCORPORATED<<                                                10.25    08/15/2015        47,700
                                                                                                                            928,883
                                                                                                                        -----------
CHEMICALS & ALLIED PRODUCTS - 1.85%
     125,000   GEORGIA GULF CORPORATION++                                                          9.50    10/15/2014       121,875
      80,000   HUNTSMAN INTERNATIONAL LLC++                                                        7.88    11/15/2014        80,400
     145,000   IMC GLOBAL INCORPORATED                                                            10.88    08/01/2013       165,119

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$     80,000   LYONDELL CHEMICAL COMPANY                                                      8.25%   09/15/2016   $    83,200
      20,000   MOSAIC COMPANY++                                                               7.38    12/01/2014        20,325
      20,000   MOSAIC COMPANY++                                                               7.63    12/01/2016        20,450
     100,000   NALCO COMPANY                                                                  7.75    11/15/2011       102,000
     125,000   OMNOVA SOLUTIONS INCORPORATED                                                 11.25    06/01/2010       133,750
     125,000   POLYONE CORPORATION                                                           10.63    05/15/2010       133,750
     155,000   TEVA PHARMACEUTICAL FINANCE LLC                                                6.15    02/01/2036       156,014
                                                                                                                     1,016,883
                                                                                                                   -----------
COAL MINING - 0.52%
     205,000   ARCH WESTERN FINANCE LLC<<                                                     6.75    07/01/2013       200,900
      85,000   FOUNDATION PA COAL COMPANY                                                     7.25    08/01/2014        85,213
                                                                                                                       286,113
                                                                                                                   -----------
COMMUNICATIONS - 6.40%
     115,000   CCH I LLC                                                                     11.00    10/01/2015       112,700
     300,000   CCO HOLDINGS LLC/CAPITAL CORPORATION<<+/-                                      9.52    12/15/2010       306,750
     115,000   CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                    10.25    09/15/2010       120,175
     200,000   COMCAST CORPORATION                                                            4.95    06/15/2016       189,790
      40,000   CRICKET COMMUNICATIONS INCORPORATED++                                          9.38    11/01/2014        40,900
     105,000   CSC HOLDINGS INCORPORATED SERIES B                                             7.63    04/01/2011       106,969
     205,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                      8.25    06/15/2030       259,947
     210,000   DOBSON CELLULAR SYSTEMS                                                        9.88    11/01/2012       227,850
     240,000   EMBARQ CORPORATION                                                             7.08    06/01/2016       248,572
     170,000   MEDIACOM BROADBAND LLC++                                                       8.50    10/15/2015       170,213
     140,000   PAXSON COMMUNICATIONS<<+/-++                                                  11.62    01/15/2013       140,700
     390,000   QWEST CORPORATION+/-                                                           8.64    06/15/2013       422,663
      80,000   QWEST CORPORATION<<                                                            7.63    06/15/2015        85,400
     140,000   RURAL CELLULAR CORPORATION<<                                                   9.88    02/01/2010       148,050
     105,000   SPRINT NEXTEL CORPORATION                                                      6.00    12/01/2016       104,999
     260,000   TELECOM ITALIA CAPITAL SA                                                      5.25    11/15/2013       251,191
     185,000   VERIZON (FLORIDA) INCORPORATED SERIES F                                        6.13    01/15/2013       191,307
     215,000   VERIZON (VIRGINIA) INCORPORATED SERIES A                                       4.63    03/15/2013       204,452
      40,000   WEST CORPORATION++                                                             9.50    10/15/2014        39,650
      40,000   WEST CORPORATION++                                                            11.00    10/15/2016        39,750
      45,000   WINDSTREAM CORPORATION<<++                                                     8.13    08/01/2013        48,713
      45,000   WINDSTREAM CORPORATION++                                                       8.63    08/01/2016        48,994
                                                                                                                     3,509,735
                                                                                                                   -----------
DEPOSITORY INSTITUTIONS - 0.86%
     185,000   DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                                   5.63    01/31/2049       183,679
     220,000   JPMORGAN CHASE & COMPANY                                                       6.63    03/15/2012       234,780
      55,000   JPMORGAN CHASE & COMPANY                                                       5.13    09/15/2014        54,659
                                                                                                                       473,118
                                                                                                                   -----------
EATING & DRINKING PLACES - 0.47%
      65,000   BUFFETS INCORPORATED++                                                        12.50    11/01/2014        65,163
     170,000   YUM! BRANDS INCORPORATED                                                       8.88    04/15/2011       192,805
                                                                                                                       257,968
                                                                                                                   -----------
EDUCATIONAL SERVICES - 0.22%
     115,000   EDUCATION MANAGEMENT LLC<<++                                                  10.25    06/01/2016       121,325
                                                                                                                   -----------
ELECTRIC DISTRIBUTION, TRANSMISSION - 0.25%
     135,000   MIRANT AMERICAS GENERATION LLC                                                 8.30    05/01/2011       137,025
                                                                                                                   -----------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
ELECTRIC, GAS & SANITARY SERVICES - 5.86%
$    330,000   CAROLINA POWER & LIGHT COMPANY                                                 5.15%   04/01/2015   $   327,553
     345,000   CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                              5.70    03/15/2013       351,704
      95,000   DYNEGY HOLDINGS INCORPORATED                                                   8.38    05/01/2016        98,800
      95,000   EDISON MISSION ENERGY++                                                        7.75    06/15/2016        99,275
     400,000   EL PASO NATURAL GAS COMPANY SERIES A                                           7.63    08/01/2010       414,000
      90,000   EL PASO PERFORMANCE-LINKED TRUST++                                             7.75    07/15/2011        93,150
     375,000   FPL GROUP CAPITAL INCORPORATED                                                 4.09    02/16/2007       374,081
     100,000   MIDWEST GENERATION LLC                                                         8.75    05/01/2034       108,500
      80,000   MIRANT NORTH AMERICA LLC<<                                                     7.38    12/31/2013        81,000
     100,000   NEVADA POWER COMPANY SERIES L                                                  5.88    01/15/2015       101,117
     180,000   NORTHWESTERN CORPORATION                                                       5.88    11/01/2014       179,595
     195,000   NRG ENERGY INCORPORATED                                                        7.38    02/01/2016       195,000
     100,000   NRG ENERGY INCORPORATED                                                        7.38    01/15/2017        99,750
     195,000   PPL ENERGY SUPPLY LLC SERIES A                                                 5.70    10/15/2015       194,850
     290,000   SIERRA PACIFIC RESOURCES                                                       6.75    08/15/2017       291,936
     165,000   SOUTHWESTERN ELECTRIC POWER                                                    4.90    07/01/2015       158,190
      45,000   WCA WASTE CORPORATION++                                                        9.25    06/15/2014        46,800
                                                                                                                     3,215,301
                                                                                                                   -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.46%
      20,000   FREESCALE SEMICONDUCTOR INCORPORATED++                                         8.88    12/15/2014        20,050
      40,000   FREESCALE SEMICONDUCTOR INCORPORATED                                           9.13    12/15/2014        40,000
      20,000   FREESCALE SEMICONDUCTOR INCORPORATED++                                        10.13    12/15/2016        20,225
     140,000   LUCENT TECHNOLOGIES INCORPORATED<<                                             6.45    03/15/2029       126,000
      45,000   XEROX CORPORATION                                                              6.75    02/01/2017        47,852
                                                                                                                       254,127
                                                                                                                   -----------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.24%
     125,000   US ONCOLOGY INCORPORATED                                                       9.00    08/15/2012       130,938
                                                                                                                   -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
     100,000   BALL CORPORATION                                                               6.63    03/15/2018        98,500
                                                                                                                   -----------
FOOD & KINDRED PRODUCTS - 0.17%
      90,000   CONSTELLATION BRANDS INCORPORATED                                              7.25    09/01/2016        92,138
                                                                                                                   -----------
FOOD STORES - 0.38%
     185,000   SAFEWAY INCORPORATED                                                           7.25    02/01/2031       207,136
                                                                                                                   -----------
GENERAL MERCHANDISE STORES - 0.40%
     110,000   ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                      8.50    01/15/2013       107,800
     105,000   NEIMAN MARCUS GROUP INCORPORATED<<                                             9.00    10/15/2015       113,794
                                                                                                                       221,594
                                                                                                                   -----------
HEALTH SERVICES - 1.48%
     195,000   ANTHEM INCORPORATED                                                            6.80    08/01/2012       209,442
     150,000   DAVITA INCORPORATED<<                                                          7.25    03/15/2015       151,125
     155,000   FRESENIUS MEDICAL CARE CAPITAL TRUST II                                        7.88    02/01/2008       158,875
     120,000   HCA INCORPORATED<<++                                                           9.25    11/15/2016       125,250
     160,000   HCA INCORPORATED<<++                                                           9.63    11/15/2016       167,600
                                                                                                                       812,292
                                                                                                                   -----------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
HOLDING & OTHER INVESTMENT OFFICES - 1.08%
$    243,206   CORE INVESTMENT GRADE TRUST                                                    4.64%   11/30/2007   $   241,907
     175,000   ERP OPERATING LP                                                               5.25    09/15/2014       174,778
     175,000   SIMON PROPERTY GROUP LP                                                        6.38    11/15/2007       176,439
                                                                                                                       593,124
                                                                                                                   -----------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.62%
     135,000   BOYD GAMING CORPORATION                                                        7.13    02/01/2016       133,650
     200,000   TURNING STONE CASINO RESORT ENTERPRISE++                                       9.13    12/15/2010       205,500
                                                                                                                       339,150
                                                                                                                   -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.18%
     100,000   CASE NEW HOLLAND INCORPORATED                                                  7.13    03/01/2014       100,750
                                                                                                                   -----------
INSURANCE CARRIERS - 0.62%
     205,000   ALLSTATE CORPORATION                                                           5.55    05/09/2035       203,001
     135,000   METLIFE INCORPORATED                                                           5.38    12/15/2012       136,939
                                                                                                                       339,940
                                                                                                                   -----------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.66%
     200,000   XEROX CAPITAL TRUST I                                                          8.00    02/01/2027       205,000
     150,000   XEROX CORPORATION                                                              6.40    03/15/2016       156,044
                                                                                                                       361,044
                                                                                                                   -----------
METAL MINING - 0.40%
     230,000   CODELCO INCORPORATED++                                                         4.75    10/15/2014       221,795
                                                                                                                   -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.52%
      95,000   CLARKE AMERICAN CORPORATION                                                   11.75    12/15/2013        98,800
      45,000   RBS GLOBAL & REXNORD CORPORATION++                                             9.50    08/01/2014        46,913
     130,000   SAMSONITE CORPORATION                                                          8.88    06/01/2011       141,375
                                                                                                                       287,088
                                                                                                                   -----------
MISCELLANEOUS RETAIL - 0.92%
     165,000   CVS LEASE PASS THROUGH SERIES T++                                              6.04    12/10/2028       167,850
     150,000   JAFRA COSMETICS INTERNATIONAL INCORPORATED                                    10.75    05/15/2011       160,875
      40,000   MICHAELS STORES INCORPORATED++                                                10.00    11/01/2014        40,850
      40,000   MICHAELS STORES INCORPORATED<<++                                              11.38    11/01/2016        41,000
      95,000   RITE AID CORPORATION                                                           8.13    05/01/2010        96,188
                                                                                                                       506,763
                                                                                                                   -----------
MOTION PICTURES - 0.77%
     140,000   AMC ENTERTAINMENT INCORPORATED SERIES B                                        8.63    08/15/2012       144,550
      95,000   TIME WARNER INCORPORATED                                                       5.88    11/15/2016        95,814
     175,000   WALT DISNEY COMPANY SERIES MTN                                                 5.63    09/15/2016       179,414
                                                                                                                       419,778
                                                                                                                   -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.33%
     100,000   AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                              9.50    02/15/2015       111,000
      85,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                                5.85    06/01/2013        87,608
     220,000   AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                               2.75    06/15/2008       212,457
     195,000   CAPITAL ONE BANK                                                               6.50    06/13/2013       207,772
     115,000   FORD MOTOR CREDIT COMPANY<<                                                    5.63    10/01/2008       112,254
      25,000   FORD MOTOR CREDIT COMPANY                                                      9.88    08/10/2011        26,746
     235,000   FORD MOTOR CREDIT COMPANY                                                      7.00    10/01/2013       225,401
      65,000   FORD MOTOR CREDIT COMPANY PUTTABLE+/-                                          9.82    04/15/2012        68,797

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (CONTINUED)
$    170,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        6.15%   04/05/2007   $   170,020
     140,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        7.75    01/19/2010       146,562
     165,000   GENERAL MOTORS ACCEPTANCE CORPORATION<<                                        6.75    12/01/2014       169,195
     190,000   HOUSEHOLD FINANCE CORPORATION                                                  8.00    07/15/2010       208,291
     120,000   IDEARC INCORPORATED++                                                          8.00    11/15/2016       121,950
     185,000   RESIDENTIAL CAPITAL CORPORATION                                                6.13    11/21/2008       187,101
     145,000   RESIDENTIAL CAPITAL CORPORATION+/-++                                           7.20    04/17/2009       145,412
     170,000   RESIDENTIAL CAPITAL CORPORATION                                                6.38    06/30/2010       174,053
                                                                                                                     2,374,619
                                                                                                                   -----------
OIL & GAS - 0.17%
      95,000   HILCORP ENERGY++                                                               7.75    11/01/2015        93,575
                                                                                                                   -----------
OIL & GAS EXTRACTION - 2.59%
      95,000   BASIC ENERGY SERVICES INCORPORATED                                             7.13    04/15/2016        91,675
     185,000   CHESAPEAKE ENERGY CORPORATION                                                  6.38    06/15/2015       179,913
      95,000   CHESAPEAKE ENERGY CORPORATION                                                  6.25    01/15/2018        89,894
     100,000   ENCORE ACQUISITION COMPANY<<                                                   6.00    07/15/2015        90,750
     100,000   HANOVER COMPRESSOR COMPANY                                                     7.50    04/15/2013       100,250
     115,000   PARKER DRILLING COMPANY+/-                                                    10.15    09/01/2010       117,444
     265,000   PEMEX PROJECT FUNDING MASTER TRUST                                             7.38    12/15/2014       292,825
     140,000   PRIDE INTERNATIONAL INCORPORATED                                               7.38    07/15/2014       145,250
     125,000   RANGE RESOURCES CORPORATION                                                    7.50    05/15/2016       128,125
     185,000   WHITING PETROLEUM CORPORATION<<                                                7.00    02/01/2014       185,000
                                                                                                                     1,421,126
                                                                                                                   -----------
PAPER & ALLIED PRODUCTS - 1.25%
      85,000   APPLETON PAPERS INCORPORATED                                                   8.13    06/15/2011        85,425
      90,000   APPLETON PAPERS INCORPORATED SERIES B                                          9.75    06/15/2014        90,000
     120,000   BOISE CASCADE LLC<<+/-                                                         8.25    10/15/2012       120,300
     120,000   BOWATER INCORPORATED+/-                                                        8.39    03/15/2010       121,200
      90,000   P.H. GLATFELTER COMPANY++                                                      7.13    05/01/2016        90,000
      90,000   SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED<<                             8.38    07/01/2012        87,075
      90,000   VERSO PAPER HOLDINGS LLC++                                                     9.13    08/01/2014        93,600
                                                                                                                       687,600
                                                                                                                   -----------
PERSONAL SERVICES - 0.15%
      80,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                                    8.00    06/15/2017        79,600
                                                                                                                   -----------
PRIMARY METAL INDUSTRIES - 0.35%
      70,000   AK STEEL CORPORATION                                                           7.75    06/15/2012        69,650
     120,000   AK STEEL CORPORATION<<                                                         7.88    02/15/2009       120,000
                                                                                                                       189,650
                                                                                                                   -----------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.83%
      25,000   AMERICAN GREETINGS CORPORATION                                                 7.38    06/01/2016        25,563
     100,000   DEX MEDIA INCORPORATED                                                         8.00    11/15/2013       102,000
      90,000   NIELSEN FINANCE LLC/FINANCE COMPANY++                                         10.00    08/01/2014        95,175
     130,000   NIELSEN FINANCE LLC/FINANCE COMPANY<<++^                                      10.78    08/01/2016        84,825
     140,000   PRIMEDIA INCORPORATED+/-                                                      10.75    05/15/2010       144,900
                                                                                                                       452,463
                                                                                                                   -----------
RAILROAD TRANSPORTATION - 0.70%
     110,000   CANADIAN NATIONAL RAILWAY COMPANY                                              6.38    10/15/2011       116,055
     190,000   UNION PACIFIC CORPORATION                                                      5.38    05/01/2014       191,567
      80,000   UNION PACIFIC CORPORATION<<                                                    4.88    01/15/2015        77,971
                                                                                                                       385,593
                                                                                                                   -----------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.89%
$    195,000   EOP OPERATING LP                                                               6.75%   02/15/2012   $   211,389
     150,000   ISTAR FINANCIAL INCORPORATED++                                                 5.95    10/15/2013       152,784
     120,000   ROUSE COMPANY LP++                                                             6.75    05/01/2013       122,157
                                                                                                                       486,330
                                                                                                                   -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.28%
      65,000   BERRY PLASTICS HOLDING CORPORATION++                                           8.88    09/15/2014        65,569
      85,000   GOODYEAR TIRE & RUBBER COMPANY                                                 9.00    07/01/2015        86,913
                                                                                                                       152,482
                                                                                                                   -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.25%
     130,000   E*TRADE FINANCIAL CORPORATION                                                  8.00    06/15/2011       134,875
                                                                                                                   -----------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
     190,000   BWAY CORPORATION                                                              10.00    10/15/2010       199,025
                                                                                                                   -----------
TEXTILE MILL PRODUCTS - 0.42%
     125,000   INTERFACE INCORPORATED<<                                                       9.50    02/01/2014       130,000
     100,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                                8.88    09/15/2013       100,250
                                                                                                                       230,250
                                                                                                                   -----------
TRANSPORTATION EQUIPMENT - 0.86%
     205,000   DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                      5.64    03/07/2007       205,058
     115,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                         7.75    01/18/2011       124,148
     125,000   FORD MOTOR COMPANY<<                                                           7.45    07/16/2031        98,906
      44,000   RAYTHEON COMPANY                                                               6.75    08/15/2007        44,383
                                                                                                                       472,495
                                                                                                                   -----------
WHOLESALE TRADE-DURABLE GOODS - 0.09%
      45,000   INTERLINE BRANDS INCORPORATED                                                  8.13    06/15/2014        46,238
                                                                                                                   -----------
TOTAL CORPORATE BONDS & NOTES (COST $23,307,612)                                                                    23,607,364
                                                                                                                   -----------
FOREIGN CORPORATE BONDS@ - 5.44%
     175,000   BARCLAYS BANK PLC+/-++                                                         5.93    12/31/2049       178,654
     145,000   BSKYB FINANCE UK PLC++                                                         5.63    10/15/2015       144,439
     185,000   EMBRAER OVERSEAS LIMITED++                                                     6.38    01/24/2017       185,648
     175,000   FBG FINANCE LIMITED<<++                                                        5.13    06/15/2015       168,732
     130,000   GRUPO TELEVISA SA                                                              6.63    03/18/2025       137,281
     150,000   INEOS GROUP HOLDINGS PLC<<++                                                   8.50    02/15/2016       144,750
      90,000   INTELSAT (BERMUDA) LIMITED<<++                                                11.25    06/15/2016        98,663
     140,000   INTELSAT (BERMUDA) LIMITED++                                                   9.25    06/15/2016       149,800
     115,000   ISPAT INLAND ULC                                                               9.75    04/01/2014       128,513
     390,000   LANDWIRTSCH RENTENBANK SERIES GMTN                                             5.00    11/08/2016       394,244
     210,000   MUFG CAPITAL FINANCING 1 LIMITED+/-                                            6.35    07/29/2049       216,963
     140,000   NOVELIS INCORPORATED++                                                         8.25    02/15/2015       134,400
      40,000   NXP BV++                                                                       7.88    10/15/2014        41,100
     140,000   ROGERS CABLE INCORPORATED                                                      6.75    03/15/2015       142,100
     150,000   ROGERS WIRELESS INCORPORATED                                                   6.38    03/01/2014       150,563
     200,000   TELEFONICA EMISIONES SAU                                                       5.98    06/20/2011       205,363
     180,000   WESTFIELD GROUP++                                                              5.40    10/01/2012       181,271
     180,000   XSTRATA FINANCE CANADA++                                                       5.80    11/15/2016       181,753
TOTAL FOREIGN CORPORATE BONDS (COST $2,932,516)                                                                      2,984,237
                                                                                                                   -----------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
FOREIGN GOVERNMENT BONDS@ - 0.31%
$     37,000   UNITED MEXICAN STATES                                                          6.63%   03/03/2015   $    39,683
     130,000   UNITED MEXICAN STATES<<                                                        5.63    01/15/2017       130,715

TOTAL FOREIGN GOVERNMENT BONDS (COST $168,169)                                                                         170,398
                                                                                                                   -----------
US TREASURY SECURITIES - 11.12%

US TREASURY BONDS - 4.63%
   1,024,000   US TREASURY BOND<<                                                             8.13    08/15/2021     1,400,320
     440,000   US TREASURY BOND<<                                                             7.13    02/15/2023       562,203
     270,000   US TREASURY BOND<<                                                             5.38    02/15/2031       299,320
     285,000   US TREASURY BOND<<                                                             4.50    02/15/2036       282,172
                                                                                                                     2,544,015
                                                                                                                   -----------
US TREASURY NOTES - 6.49%
     870,000   US TREASURY NOTE<<                                                             4.25    10/15/2010       863,883
   1,510,000   US TREASURY NOTE<<                                                             4.63    08/31/2011     1,521,325
   1,006,000   US TREASURY NOTE<<                                                             4.88    08/15/2016     1,037,634
     135,000   US TREASURY NOTE<<                                                             4.63    11/15/2016       136,755
                                                                                                                     3,559,597
                                                                                                                   -----------
TOTAL US TREASURY SECURITIES (COST $5,996,729)                                                                       6,103,612
                                                                                                                   -----------
COLLATERAL FOR SECURITIES LENDING - 33.56%

COLLATERAL INVESTED IN OTHER ASSETS - 33.56%
      37,331   ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                      5.46    01/16/2007        37,338
      18,936   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                        5.38    06/29/2007        18,947
      16,501   ABN AMRO BANK NV+/-                                                            5.43    05/11/2007        16,506
       6,492   ALLIED IRISH BANKS NORTH AMERICA                                               5.31    12/04/2006         6,489
      54,102   AMERICAN EXPRESS BANK+/-                                                       5.39    11/21/2007        54,163
     248,871   AMERICAN EXPRESS BANK FSB+/-                                                   5.28    01/26/2007       248,871
     156,897   AMERICAN GENERAL FINANCE CORPORATION+/-++                                      5.35    12/14/2007       156,960
       5,410   AMERICAN HONDA FINANCE+/-++                                                    5.46    09/27/2007         5,417
     135,256   ATLAS CAPITAL FUNDING CORPORATION+/-++                                         5.34    05/10/2007       135,256
     108,205   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                              5.30    04/25/2007       108,209
       7,542   ATOMIUM FUNDING CORPORATION                                                    5.35    02/08/2007         7,466
      19,477   BANK OF AMERICA NA+/-                                                          5.69    09/06/2007        19,536
       4,869   BANK OF IRELAND                                                                5.30    12/05/2006         4,866
      13,526   BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                          5.42    01/12/2007        13,527
      27,051   BEAR STEARNS & COMPANY+/-                                                      5.94    09/27/2007        27,197
   1,163,200   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $1,163,373)        5.36    12/01/2006     1,163,200
     541,023   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $541,104)          5.36    12/01/2006       541,023
      10,388   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53    01/16/2007        10,390
     351,665   BEAR STEARNS COMPANIES INCORPORATED+/-                                         5.39    02/23/2007       351,665
      81,154   BETA FINANCE INCORPORATED+/-++                                                 5.34    07/17/2007        81,179
      10,820   BHP BILLITON FINANCE (USA) LIMITED                                             5.32    12/28/2006        10,778
     351,665   BUCKINGHAM II CDO LLC                                                          5.31    12/20/2006       350,691
     135,256   BUCKINGHAM II CDO LLC++                                                        5.34    01/22/2007       134,232
     274,120   BUCKINGHAM III CDO LLC                                                         5.30    12/06/2006       273,920
     135,256   BUCKINGHAM III CDO LLC++                                                       5.31    12/15/2006       134,980
      77,637   CAIRN HIGH GRADE FUNDING I LLC++                                               5.35    02/01/2007        76,937
      91,974   CANCARA ASSET SECURITIZATION LIMITED++                                         5.33    12/04/2006        91,933
     784,500   CEDAR SPRINGS CAPITAL COMPANY                                                  5.35    12/01/2006       784,500
      79,552   CEDAR SPRINGS CAPITAL COMPANY                                                  5.30    12/06/2006        79,494
      38,808   CEDAR SPRINGS CAPITAL COMPANY                                                  5.33    12/18/2006        38,711
       2,007   CEDAR SPRINGS CAPITAL COMPANY++                                                5.35    01/08/2007         1,996
      19,834   CEDAR SPRINGS CAPITAL COMPANY                                                  5.36    02/02/2007        19,652

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       4,523    CEDAR SPRINGS CAPITAL COMPANY++                                              5.38%   03/12/2007   $     4,457
      447,661    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $447,728)                     5.36    12/01/2006       447,661
        1,353    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                   5.36    01/17/2007         1,343
       27,051    CREDIT SUISSE FIRST BOSTON+/-                                                5.36    03/27/2007        27,051
       24,346    CREDIT SUISSE FIRST BOSTON+/-                                                5.47    04/05/2007        24,357
       12,389    CREDIT SUISSE FIRST BOSTON+/-                                                5.74    10/29/2007        12,438
        1,353    CROWN POINT CAPITAL COMPANY                                                  5.39    04/17/2007         1,326
       37,872    CULLINAN FINANCE CORPORATION+/-++                                            5.28    12/20/2006        37,871
        4,837    CULLINAN FINANCE CORPORATION++                                               5.32    12/21/2006         4,823
      186,161    DEER VALLEY FUNDING LLC                                                      5.31    12/11/2006       185,889
       27,105    DEER VALLEY FUNDING LLC                                                      5.31    12/14/2006        27,054
      270,512    DEER VALLEY FUNDING LLC                                                      5.31    12/15/2006       269,960
      270,512    DEER VALLEY FUNDING LLC                                                      5.34    01/23/2007       268,426
       28,950    DEER VALLEY FUNDING LLC++                                                    5.35    01/24/2007        28,723
       80,439    DEER VALLEY FUNDING LLC                                                      5.35    02/06/2007        79,655
       64,923    DEER VALLEY FUNDING LLC++                                                    5.37    02/27/2007        64,091
       12,308    DEUTSCHE BANK AG+/-                                                          5.37    03/15/2007        12,246
       10,820    FAIRWAY FINANCE CORPORATION++                                                5.33    12/11/2006        10,805
      105,656    FAIRWAY FINANCE CORPORATION++                                                5.32    12/15/2006       105,441
    2,055,889    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $2,056,195)                5.36    12/01/2006     2,055,889
      270,512    FIVE FINANCE INCORPORATED+/-++                                               5.37    01/25/2007       270,631
        4,269    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                             5.31    12/08/2006         4,264
      187,135    FOX TROT CDO LIMITED                                                         5.29    12/01/2006       187,135
      272,016    FOX TROT CDO LIMITED                                                         5.31    12/12/2006       271,580
       86,564    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                5.40    06/18/2007        86,564
      109,260    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      5.44    06/22/2007       109,344
      184,164    GENWORTH FINANCIAL INCORPORATED+/-                                           5.53    06/15/2007       184,389
      135,256    GERMAN RESIDENTIAL FUNDING+/-++                                              5.35    08/22/2007       135,256
       18,936    GOLDMAN SACHS & COMPANY+/-                                                   5.51    01/09/2007        18,939
      270,512    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                              5.46    03/30/2007       270,617
       55,184    HBOS TREASURY SERVICES PLC+/-++                                              5.45    01/12/2007        55,194
        3,787    IBM CORPORATION SERIES MTN+/-                                                5.36    06/28/2007         3,789
       16,566    ICICI BANK LIMITED                                                           5.43    12/01/2006        16,566
      189,358    ING USA ANNUITY & LIFE INSURANCE+/-                                          5.39    09/17/2007       189,358
       10,734    IRISH LIFE & PERMANENT PLC                                                   5.40    12/13/2006        10,715
        1,353    IRISH LIFE & PERMANENT PLC++                                                 5.38    04/04/2007         1,328
       25,699    JPMORGAN CHASE & COMPANY+/-                                                  5.52    12/18/2006        25,700
      346,255    KAUPTHING BANK SERIES MTN+/-++                                               5.38    03/20/2007       346,127
       43,909    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.30    12/01/2006        43,909
      111,759    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31    12/12/2006       111,580
       20,986    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31    12/15/2006        20,943
       87,938    LA FAYETTE ASSET SECURITIZATION CORPORATION                                  5.30    12/28/2006        87,591
       25,158    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                     5.49    04/20/2007        25,177
       21,641    LIBERTY LIGHT US CAPITAL+/-++                                                5.47    04/16/2007        21,655
      229,048    LIBERTY LIGHTHOUSE FUNDING COMPANY++                                         5.31    12/08/2006       228,814
       38,515    LIBERTY STREET FUNDING CORPORATION++                                         5.31    12/15/2006        38,437
      538,318    LIBERTY STREET FUNDING CORPORATION++                                         5.29    12/29/2006       536,122
      189,358    LIQUID FUNDING LIMITED+/-++                                                  5.29    12/01/2006       189,358
       97,384    LIQUID FUNDING LIMITED++                                                     5.30    12/07/2006        97,299
        1,466    LIQUID FUNDING LIMITED++                                                     5.34    12/15/2006         1,463
       26,240    LIQUID FUNDING LIMITED                                                       5.32    12/27/2006        26,140
       81,154    LIQUID FUNDING LIMITED                                                       5.44    12/28/2006        80,834
      189,358    LIQUID FUNDING LIMITED+/-++                                                  5.35    12/29/2006       189,356
        2,305    MANE FUNDING CORPORATION                                                     5.31    12/18/2006         2,299
       25,158    MERRILL LYNCH & COMPANY INCORPORATED+/-                                      5.50    01/26/2007        25,164
        2,705    MERRILL LYNCH & COMPANY INCORPORATED+/-                                      5.53    04/20/2007         2,707

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     16,231   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.47%   08/27/2007   $    16,254
      34,788   MORGAN STANLEY+/-                                                              5.51    01/12/2007        34,793
       5,410   MORGAN STANLEY+/-                                                              5.48    01/19/2007         5,412
      21,100   MORGAN STANLEY+/-                                                              5.50    02/15/2007        21,106
      83,182   MORGAN STANLEY SERIES EXL+/-                                                   5.38    12/14/2007        83,187
     135,256   NATEXIS BANQUES POPULAIRES+/-++                                                5.37    11/09/2007       135,149
     162,036   NATIONWIDE BUILDING SOCIETY+/-++                                               5.51    12/11/2006       162,041
     213,434   NATIONWIDE BUILDING SOCIETY+/-++                                               5.49    07/20/2007       213,641
       1,748   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.31    12/15/2006         1,744
      29,064   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.32    12/21/2006        28,979
      19,168   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      5.33    12/22/2006        19,110
     245,722   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.30    12/29/2006       244,719
     162,615   NORTH SEA FUNDING                                                              5.32    12/28/2006       161,975
     254,038   RACERS TRUST SERIES 2004-6-MM+/-++                                             5.34    05/22/2007       254,061
       5,410   RANGER FUNDING CORPORATION                                                     5.32    12/15/2006         5,399
       7,282   RANGER FUNDING CORPORATION                                                     5.33    12/21/2006         7,261
      16,231   REGENCY MARKETS #1                                                             5.33    12/07/2006        16,217
       6,492   REGENCY MARKETS #1                                                             5.32    12/15/2006         6,479
      28,674   REGENCY MARKETS #1                                                             5.32    12/18/2006        28,603
      17,691   ROYAL BANK OF SCOTLAND PLC+/-++                                                5.37    03/30/2007        17,698
       1,888   SAINT GERMAIN FUNDING++                                                        5.35    01/16/2007         1,876
     135,256   SEDNA FINANCE INCORPORATED+/-++                                                5.36    12/08/2006       135,256
     129,846   SEDNA FINANCE INCORPORATED+/-++                                                5.33    04/11/2007       129,861
     379,663   SLM CORPORATION+/-                                                             5.50    01/25/2007       379,762
      27,700   SLM CORPORATION+/-                                                             5.59    07/25/2007        27,751
     108,205   SLM CORPORATION+/-++                                                           5.32    12/12/2007       108,236
       3,246   SVENSKA HANDELSBANKEN INCORPORATED                                             5.34    01/26/2007         3,220
     318,695   TASMAN FUNDING INCORPORATED++                                                  5.30    12/04/2006       318,555
      55,866   THAMES ASSET GLOBAL SECURITIZATION #1                                          5.29    12/29/2006        55,638
      12,287   THAMES ASSET GLOBAL SECURITIZATION #1++                                        5.33    01/11/2007        12,213
       8,083   THUNDER BAY FUNDING INCORPORATED                                               5.31    12/15/2006         8,066
      19,098   TICONDEROGA FUNDING LLC                                                        5.32    12/27/2006        19,026
     187,611   TICONDEROGA FUNDING LLC                                                        5.32    12/28/2006       186,871
     771,710   TIERRA ALTA FUNDING I LIMITED                                                  5.31    12/19/2006       769,688
     541,023   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      5.51    12/31/2007       541,023
     103,979   TRAVELERS INSURANCE COMPANY+/-                                                 5.39    02/09/2007       103,977
       1,385   TULIP FUNDING CORPORATION                                                      5.38    04/25/2007         1,356
      13,526   UBS FINANCE (DELAWARE) LLC                                                     5.33    12/05/2006        13,518
     135,256   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             5.33    03/09/2007       135,282
     213,704   VARIABLE FUNDING CAPITAL CORPORATION                                           5.32    12/06/2006       213,548
      12,422   VERSAILLES CDS LLC++                                                           5.34    12/19/2006        12,389
       8,440   VERSAILLES CDS LLC++                                                           5.33    12/21/2006         8,415
       2,050   VERSAILLES CDS LLC++                                                           5.32    12/22/2006         2,044
      43,758   VERSAILLES CDS LLC                                                             5.31    12/28/2006        43,586
     135,256   WAL-MART STORES INCORPORATED+/-                                                5.26    03/28/2007       135,257
      18,952   WHISTLEJACKET CAPITAL LIMITED                                                  5.30    12/07/2006        18,936
      20,932   WHISTLEJACKET CAPITAL LIMITED                                                  5.31    12/12/2006        20,899
      58,111   WHITE PINE FINANCE LLC                                                         5.31    12/13/2006        58,010
      11,242   WHITE PINE FINANCE LLC++                                                       5.31    12/15/2006        11,220
     167,988   WORLD OMNI VEHICLE LEASING                                                     5.31    12/11/2006       167,742
      54,102   WORLD OMNI VEHICLE LEASING                                                     5.31    12/12/2006        54,016
     664,079   WORLD OMNI VEHICLE LEASING                                                     5.31    12/14/2006       662,818

                                                                                                                    18,415,762
                                                                                                                   -----------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,415,762)                                                          18,415,762
                                                                                                                   -----------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INCOME PLUS FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                       VALUE

TOTAL SHORT-TERM INVESTMENTS - 0.69%
    379,747   WELLS FARGO MONEY MARKET TRUST~+++              $    379,747
TOTAL SHORT-TERM INVESTMENTS (COST $379,747)                       379,747
                                                              ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $74,682,032)*                  137.03%                  $ 75,186,256
OTHER ASSETS AND LIABILITIES, NET    (37.03)                   (20,318,019)
                                     ------                   ------------
TOTAL NET ASSETS                     100.00%                  $ 54,868,237
                                     ======                   ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   Variable rate investments.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $379,747.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT       SECURITY NAME                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.28%
      N/A    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO             $ 99,429,383
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $101,183,512)               99,429,383
                                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $101,183,512)*                                                    100.28%    $99,429,383
OTHER ASSETS AND LIABILITIES, NET                                        (0.28)       (278,580)
                                                                        ------    ------------
TOTAL NET ASSETS                                                        100.00%    $99,150,803
                                                                        ======    ============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
AGENCY SECURITIES - 45.27%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.16%
$  4,350,550   FHLMC #B13066<<                                                                4.00%   03/01/2014   $  4,223,918
   1,582,085   FHLMC #B13579                                                                  5.00    04/01/2019      1,568,558
   1,296,409   FHLMC #B13580                                                                  5.00    04/01/2019      1,285,324
   2,838,244   FHLMC #B15194<<                                                                5.00    06/01/2019      2,813,976
   3,277,953   FHLMC #B16884<<                                                                5.00    10/01/2019      3,249,925
   8,009,196   FHLMC #B17855<<                                                                5.00    02/01/2020      7,931,882
   1,088,469   FHLMC #C01345                                                                  7.00    04/01/2032      1,121,908
     113,702   FHLMC #C31808                                                                  7.50    10/01/2029        118,835
   1,043,255   FHLMC #C59553                                                                  7.50    11/01/2031      1,086,295
   1,709,302   FHLMC #C65576<<                                                                7.50    04/01/2032      1,774,101
   3,767,498   FHLMC #E96459<<                                                                5.00    05/01/2018      3,739,386
      98,228   FHLMC #G00683                                                                  8.50    12/01/2025        105,385
  23,467,386   FHLMC #G08083<<                                                                4.50    08/01/2035     22,333,201

                                                                                                                     51,352,694
                                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 36.11%
   5,600,000   FNMA<<                                                                         5.75    02/15/2008      5,651,766
  15,000,000   FNMA<<                                                                         6.00    05/15/2011     15,765,810
  10,000,000   FNMA<<                                                                         5.38    11/15/2011     10,299,350
     131,059   FNMA #253266                                                                   8.00    05/01/2030        138,483
     711,740   FNMA #253951                                                                   7.50    09/01/2031        741,866
     728,309   FNMA #254218                                                                   7.00    02/01/2032        750,984
     256,060   FNMA #254223                                                                   7.50    02/01/2032        266,899
   1,752,811   FNMA #254480<<                                                                 7.00    10/01/2032      1,806,309
   7,852,432   FNMA #254836                                                                   4.00    07/01/2010      7,628,388
  12,463,853   FNMA #255720+/-                                                                4.00    03/01/2035     12,163,595
   1,352,191   FNMA #313689                                                                   7.00    08/01/2007      1,355,368
   9,305,471   FNMA #313864<<                                                                 6.69    12/01/2007      9,320,214
   9,007,263   FNMA #357464                                                                   4.50    12/01/2018      8,789,568
   7,228,134   FNMA #387402<<                                                                 5.03    05/01/2015      7,200,164
   7,601,000   FNMA #387405<<                                                                 5.09    05/01/2015      7,597,241
     169,235   FNMA #417768                                                                   6.50    03/01/2028        174,118
  15,052,390   FNMA #555710<<                                                                 4.50    08/01/2018     14,688,591
     398,698   FNMA #70765                                                                    9.00    03/01/2021        430,752
   7,095,097   FNMA #735964+/-                                                                4.77    10/01/2035      7,086,260
  11,628,310   FNMA #787275+/-                                                                4.88    06/01/2034     11,486,913
   5,053,391   FNMA #813158<<+/-                                                              4.85    12/01/2034      5,039,360
   4,840,576   FNMA #873354                                                                   5.61    02/01/2021      5,033,912
  14,784,647   FNMA #880020<<+/-                                                              4.89    02/01/2036     14,676,345
  23,175,000   FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                                     5.50    09/25/2011     23,899,731
  15,275,044   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                                     5.34    04/25/2012     15,660,233
  15,000,000   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                                      4.49    11/25/2012     14,702,184

                                                                                                                    202,354,404
                                                                                                                   ------------

TOTAL AGENCY SECURITIES (COST $255,172,818)                                                                         253,707,098
                                                                                                                   ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.58%
   2,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6 CLASS A4+/-     5.35    09/10/2047      2,017,106
   5,700,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                  7.30    06/10/2032      5,961,082
  37,188,000   FHLMC SERIES 3139 CLASS YD                                                     4.38    04/15/2015     36,649,473
  35,430,953   FHLMC SERIES 3185 CLASS PA                                                     4.50    08/15/2026     35,044,557
   4,750,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2          7.39    12/15/2031      5,011,404
   9,491,554   FNMA SERIES 2005-77 CLASS BX<<                                                 4.50    07/25/2028      9,386,578
   2,455,727   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3       6.87    07/15/2029      2,466,966

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 10,000,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3                       5.35%   11/15/2038  $ 10,169,531
  14,175,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                              5.17    01/14/2042    14,209,836

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $121,422,945)                                                      120,916,533
                                                                                                                  ------------
US TREASURY SECURITIES - 19.75%

US TREASURY BONDS - 0.53%
   3,000,000   US TREASURY BOND<<                                                             4.50    02/15/2036     2,970,234
                                                                                                                  ------------
US TREASURY NOTES - 19.22%
 100,150,000   US TREASURY NOTE<<                                                             4.88    08/31/2008   100,509,939
   7,000,000   US TREASURY NOTE<<                                                             4.88    08/15/2016     7,220,117
                                                                                                                   107,730,056
                                                                                                                  ------------
TOTAL US TREASURY SECURITIES (COST $110,053,121)                                                                   110,700,290
                                                                                                                  ------------
COLLATERAL FOR SECURITIES LENDING - 46.18%

COLLATERAL INVESTED IN OTHER ASSETS - 46.18%
     524,574   ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                      5.46    01/16/2007       524,679
     266,088   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                        5.38    06/29/2007       266,240
     231,877   ABN AMRO BANK NV+/-                                                            5.43    05/11/2007       231,942
      91,230   ALLIED IRISH BANKS NORTH AMERICA                                               5.31    12/04/2006        91,190
   3,497,161   AMERICAN EXPRESS BANK+/-                                                       5.28    01/26/2007     3,497,161
     760,252   AMERICAN EXPRESS BANK+/-                                                       5.39    11/21/2007       761,104
   2,204,732   AMERICAN GENERAL FINANCE+/-++                                                  5.35    12/14/2007     2,205,614
      76,025   AMERICAN HONDA FINANCE+/-++                                                    5.46    09/27/2007        76,122
   1,900,631   ATLAS CAPITAL FUNDING CORPORATION+/-++                                         5.34    05/10/2007     1,900,631
   1,520,505   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                              5.30    04/25/2007     1,520,566
     105,979   ATOMIUM FUNDING CORPORATION                                                    5.35    02/08/2007       104,915
     273,691   BANK OF AMERICA NA+/-                                                          5.69    09/06/2007       274,523
      68,423   BANK OF IRELAND                                                                5.30    12/05/2006        68,383
     190,063   BANK ONE (ILLINOIS) SERIES BKNT+/-                                             5.42    01/12/2007       190,080
     380,126   BEAR STEARNS & COMPANY+/-                                                      5.94    09/27/2007       382,171
  16,345,426   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $16,347,860)       5.36    12/01/2006    16,345,426
   7,602,524   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $7,603,656)        5.36    12/01/2006     7,602,524
     145,968   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53    01/16/2007       145,999
   4,941,641   BEAR STEARNS COMPANIES INCORPORATED+/-                                         5.39    02/23/2007     4,941,641
   1,140,379   BETA FINANCE INCORPORATED+/-++                                                 5.34    07/17/2007     1,140,732
     152,050   BHP BILLITON FINANCE (USA) LIMITED                                             5.32    12/28/2006       151,451
   4,941,641   BUCKINGHAM II CDO LLC                                                          5.31    12/20/2006     4,927,952
   1,900,631   BUCKINGHAM II CDO LLC++                                                        5.34    01/22/2007     1,886,243
   3,851,971   BUCKINGHAM III CDO LLC                                                         5.30    12/06/2006     3,849,159
   1,900,631   BUCKINGHAM III CDO LLC++                                                       5.31    12/15/2006     1,896,754
   1,090,962   CAIRN HIGH GRADE FUNDING I LLC++                                               5.35    02/01/2007     1,081,122
   1,292,429   CANCARA ASSET SECURITIZATION LIMITED++                                         5.33    12/04/2006     1,291,860
  11,023,888   CEDAR SPRINGS CAPITAL COMPANY                                                  5.35    12/01/2006    11,023,888
   1,117,875   CEDAR SPRINGS CAPITAL COMPANY                                                  5.30    12/06/2006     1,117,059
     545,329   CEDAR SPRINGS CAPITAL COMPANY                                                  5.33    12/18/2006       543,977
      28,205   CEDAR SPRINGS CAPITAL COMPANY++                                                5.35    01/08/2007        28,049
     278,709   CEDAR SPRINGS CAPITAL COMPANY                                                  5.36    02/02/2007       276,153
      63,557   CEDAR SPRINGS CAPITAL COMPANY++                                                5.38    03/12/2007        62,625
   6,290,591   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $6,291,528)                     5.36    12/01/2006     6,290,591
      19,006   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                     5.36    01/17/2007        18,876
     380,126   CREDIT SUISSE FIRST BOSTON+/-                                                  5.36    03/27/2007       380,126
     342,114   CREDIT SUISSE FIRST BOSTON+/-                                                  5.47    04/05/2007       342,274
     174,098   CREDIT SUISSE FIRST BOSTON+/-                                                  5.74    10/29/2007       174,780

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     19,006   CROWN POINT CAPITAL COMPANY                                                    5.39%   04/17/2007   $    18,629
     532,177   CULLINAN FINANCE CORPORATION+/-++                                              5.28    12/20/2006       532,171
      67,967   CULLINAN FINANCE CORPORATION++                                                 5.32    12/21/2006        67,768
   2,615,952   DEER VALLEY FUNDING LLC                                                        5.31    12/11/2006     2,612,133
     380,886   DEER VALLEY FUNDING LLC                                                        5.31    12/14/2006       380,163
   3,801,262   DEER VALLEY FUNDING LLC                                                        5.31    12/15/2006     3,793,507
   3,801,262   DEER VALLEY FUNDING LLC                                                        5.34    01/23/2007     3,771,954
     406,811   DEER VALLEY FUNDING LLC++                                                      5.35    01/24/2007       403,614
   1,130,343   DEER VALLEY FUNDING LLC                                                        5.35    02/06/2007     1,119,322
     912,303   DEER VALLEY FUNDING LLC++                                                      5.37    02/27/2007       900,616
     172,957   DEUTSCHE BANK AG+/-                                                            5.37    03/15/2007       172,077
     152,050   FAIRWAY FINANCE CORPORATION++                                                  5.33    12/11/2006       151,828
   1,484,697   FAIRWAY FINANCE CORPORATION++                                                  5.32    12/15/2006     1,481,668
  28,889,591   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $26,352,423)                 5.36    12/01/2006    28,889,591
   3,801,262   FIVE FINANCE INCORPORATED+/-++                                                 5.37    01/25/2007     3,802,935
      59,984   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                               5.31    12/08/2006        59,923
   3,822,397   FOX TROT CDO LIMITED                                                           5.31    12/12/2006     3,816,281
   2,629,637   FOX TROT CDO LIMITED                                                           5.29    12/01/2006     2,629,637
   1,216,404   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                  5.40    06/18/2007     1,216,404
   1,535,330   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                        5.44    06/22/2007     1,536,512
   2,587,899   GENWORTH FINANCIAL INCORPORATED+/-                                             5.53    06/15/2007     2,591,056
   1,900,631   GERMAN RESIDENTIAL FUNDING+/-++                                                5.35    08/22/2007     1,900,631
     266,088   GOLDMAN SACHS & COMPANY+/-                                                     5.51    01/09/2007       266,128
   3,801,262   GOLDMAN SACHS GROUP INCORPORATED+/-                                            5.46    03/30/2007     3,802,744
     775,457   HBOS TREASURY SERVICES PLC+/-++                                                5.45    01/12/2007       775,597
      53,218   IBM CORPORATION SERIES MTN+/-                                                  5.36    06/28/2007        53,242
     232,789   ICICI BANK LIMITED                                                             5.43    12/01/2006       232,789
   2,660,883   ING USA ANNUITY & LIFE INSURANCE+/-                                            5.39    09/17/2007     2,660,883
     150,834   IRISH LIFE & PERMANENT PLC                                                     5.40    12/13/2006       150,570
      19,006   IRISH LIFE & PERMANENT PLC++                                                   5.38    04/04/2007        18,665
     361,120   JPMORGAN CHASE & COMPANY+/-                                                    5.52    12/18/2006       361,145
   4,865,615   KAUPTHING BANK HF+/-++                                                         5.38    03/20/2007     4,863,815
     617,021   LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.30    12/01/2006       617,021
   1,570,453   LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.31    12/12/2006     1,567,941
     294,902   LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.31    12/15/2006       294,300
   1,235,714   LA FAYETTE ASSET SECURITIZATION CORPORATION                                    5.30    12/28/2006     1,230,846
     353,517   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                       5.49    04/20/2007       353,797
     304,101   LIBERTY LIGHT US CAPITAL+/-++                                                  5.47    04/16/2007       304,293
   3,218,605   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                           5.31    12/08/2006     3,215,322
     541,224   LIBERTY STREET FUNDING CORPORATION++                                           5.31    12/15/2006       540,120
   7,564,511   LIBERTY STREET FUNDING CORPORATION++                                           5.29    12/29/2006     7,533,648
   2,660,883   LIQUID FUNDING LIMITED+/-++                                                    5.29    12/01/2006     2,660,883
   1,368,454   LIQUID FUNDING LIMITED++                                                       5.30    12/07/2006     1,367,264
      20,603   LIQUID FUNDING LIMITED++                                                       5.34    12/15/2006        20,561
     368,722   LIQUID FUNDING LIMITED                                                         5.32    12/27/2006       367,325
   1,140,379   LIQUID FUNDING LIMITED                                                         5.44    12/28/2006     1,135,885
   2,660,883   LIQUID FUNDING LIMITED+/-++                                                    5.35    12/29/2006     2,660,857
      32,387   MANE FUNDING CORPORATION                                                       5.31    12/18/2006        32,306
     353,517   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.50    01/26/2007       353,609
      38,013   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.53    04/20/2007        38,043
     228,076   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.47    08/27/2007       228,400
     488,842   MORGAN STANLEY+/-                                                              5.51    01/12/2007       488,916
      76,025   MORGAN STANLEY+/-                                                              5.48    01/19/2007        76,044
     296,498   MORGAN STANLEY+/-                                                              5.50    02/15/2007       296,590

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,168,888   MORGAN STANLEY+/-                                                              5.38%   12/14/2007   $  1,168,958
   1,900,631   NATEXIS BANQUES POPULAIRES+/-++                                                5.37    11/09/2007      1,899,129
   2,276,956   NATIONWIDE BUILDING SOCIETY+/-++                                               5.51    12/11/2006      2,277,024
   2,999,196   NATIONWIDE BUILDING SOCIETY+/-++                                               5.49    07/20/2007      3,002,105
      24,556   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.31    12/15/2006         24,506
     408,408   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.32    12/21/2006        407,215
     269,357   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      5.33    12/22/2006        268,533
   3,452,914   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.30    12/29/2006      3,438,826
   2,285,091   NORTH SEA FUNDING                                                              5.32    12/28/2006      2,276,087
   3,569,765   RACERS TRUST SERIES 2004-6-MM+/-++                                             5.34    05/22/2007      3,570,090
      76,025   RANGER FUNDING CORPORATION                                                     5.32    12/15/2006         75,870
     102,330   RANGER FUNDING CORPORATION                                                     5.33    12/21/2006        102,031
     228,076   REGENCY MARKETS #1                                                             5.33    12/07/2006        227,877
      91,230   REGENCY MARKETS #1                                                             5.32    12/15/2006         91,044
     402,934   REGENCY MARKETS #1                                                             5.32    12/18/2006        401,934
     248,603   ROYAL BANK OF SCOTLAND PLC+/-++                                                5.37    03/30/2007        248,692
      26,533   SAINT GERMAIN FUNDING++                                                        5.35    01/16/2007         26,355
   1,900,631   SEDNA FINANCE INCORPORATED+/-++                                                5.36    12/08/2006      1,900,631
   1,824,606   SEDNA FINANCE INCORPORATED+/-++                                                5.33    04/11/2007      1,824,825
   5,335,071   SLM CORPORATION+/-                                                             5.50    01/25/2007      5,336,458
     389,249   SLM CORPORATION+/-                                                             5.59    07/25/2007        389,965
   1,520,505   SLM CORPORATION+/-++                                                           5.32    12/12/2007      1,520,946
      45,615   SVENSKA HANDELSBANKEN INCORPORATED                                             5.34    01/26/2007         45,243
   4,478,343   TASMAN FUNDING INCORPORATED++                                                  5.30    12/04/2006      4,476,372
     785,037   THAMES ASSET GLOBAL SECURITIZATION #1                                          5.29    12/29/2006        781,834
     172,653   THAMES ASSET GLOBAL SECURITIZATION #1++                                        5.33    01/11/2007        171,623
     113,582   THUNDER BAY FUNDING INCORPORATED                                               5.31    12/15/2006        113,350
     268,369   TICONDEROGA FUNDING LLC                                                        5.32    12/27/2006        267,352
   2,636,327   TICONDEROGA FUNDING LLC                                                        5.32    12/28/2006      2,625,940
  10,844,164   TIERRA ALTA FUNDING I LIMITED                                                  5.31    12/19/2006     10,815,752
   7,602,524   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      5.51    12/31/2007      7,602,524
   1,461,129   TRAVELERS INSURANCE COMPANY+/-                                                 5.39    02/09/2007      1,461,100
      19,462   TULIP FUNDING CORPORATION                                                      5.38    04/25/2007         19,053
     190,063   UBS FINANCE (DELAWARE) LLC                                                     5.33    12/05/2006        189,953
   1,900,631   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             5.33    03/09/2007      1,900,992
   3,002,997   VARIABLE FUNDING CAPITAL CORPORATION                                           5.32    12/06/2006      3,000,805
     174,554   VERSAILLES CDS LLC++                                                           5.34    12/19/2006        174,097
     118,599   VERSAILLES CDS LLC++                                                           5.33    12/21/2006        118,253
      28,814   VERSAILLES CDS LLC++                                                           5.32    12/22/2006         28,725
     614,892   VERSAILLES CDS LLC                                                             5.31    12/28/2006        612,469
   1,900,631   WAL-MART STORES INCORPORATED+/-                                                5.26    03/28/2007      1,900,650
     266,316   WHISTLEJACKET CAPITAL LIMITED                                                  5.30    12/07/2006        266,085
     294,142   WHISTLEJACKET CAPITAL LIMITED                                                  5.31    12/12/2006        293,671
     816,587   WHITE PINE FINANCE LLC                                                         5.31    12/13/2006        815,158
     157,980   WHITE PINE FINANCE LLC++                                                       5.31    12/15/2006        157,658
   2,360,584   WORLD OMNI VEHICLE LEASING                                                     5.31    12/11/2006      2,357,137
     760,252   WORLD OMNI VEHICLE LEASING                                                     5.31    12/12/2006        759,036
   9,331,718   WORLD OMNI VEHICLE LEASING                                                     5.31    12/14/2006      9,313,993

                                                                                                                    258,780,477
                                                                                                                   ------------

  TOTAL COLLATERAL FOR SECURITIES LENDING (COST $258,780,476)                                                       258,780,477
                                                                                                                   ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

                                                                                              NTEREST    MATURITY
PRINCIPAL        SECURITY NAME                                                                  RATE       DATE         VALUE
TOTAL SHORT-TERM INVESTMENTS - 14.69%

REPURCHASE AGREEMENTS - 14.64%
$  43,691,000   BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $43,697,481)                                         5.34%   12/01/2006  $  43,691,000
   30,000,000   COUNTRYWIDE SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                (MATURITY VALUE $30,004,450)                                                    5.34    12/01/2006     30,000,000
    8,358,000   GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
                (MATURITY VALUE $8,359,240)                                                     5.34    12/01/2006      8,358,000
                                                                                                                       82,049,000
                                                                                                                    -------------
US TREASURY BILLS - 0.05%
      250,000   US TREASURY BILL#^                                                              5.05    12/21/2006        249,299
                                                                                                                    -------------
TOTAL SHORT-TERM INVESTMENTS (COST $82,298,299)
                                                                                                                       82,298,299)
                                                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $827,727,659)*                                          147.47%                                               $ 826,402,697
OTHER ASSETS AND LIABILITIES, NET                             (47.47)                                                (265,999,073)
                                                             -------                                                -------------
TOTAL NET ASSETS                                              100.00%                                               $ 560,403,624
                                                             =======                                                =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
AGENCY SECURITIES - 34.36%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 25.74%
$ 12,401,399   FHLMC #1B1941<<+/-                                                             5.20%   08/01/2034   $ 12,307,169
   8,631,449   FHLMC #1B2629+/-                                                               4.57    11/01/2034      8,563,486
  12,232,095   FHLMC #1J1300+/-                                                               6.17    08/01/2036     12,419,717
   3,291,138   FHLMC #1L0171<<+/-                                                             5.59    06/01/2035      3,328,882
   5,583,223   FHLMC SERIES 2687 CLASS PW                                                     5.50    07/15/2009      5,602,909
  47,259,407   FHLMC SERIES 2727 CLASS PW<<                                                   3.57    06/15/2029     46,077,647
  27,000,250   FHLMC SERIES 2957 CLASS KJ<<                                                   4.50    10/15/2024     26,712,112
  12,822,255   FHLMC SERIES 2965 CLASS GB                                                     4.50    11/15/2014     12,707,860
                                                                                                                    127,719,782
                                                                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.18%
   8,199,619   FNMA #254909                                                                   4.00    09/01/2013      7,962,533
   5,226,087   FNMA #255088<<                                                                 4.50    01/01/2014      5,133,064
   6,301,444   FNMA #380662<<                                                                 6.19    08/01/2008      6,343,626
   4,529,263   FNMA #381370                                                                   5.74    03/01/2009      4,568,890
   3,739,422   FNMA #545716+/-                                                                5.56    06/01/2032      3,759,164
  12,654,197   FNMA #900191<<+/-                                                              5.98    10/01/2036     12,799,155
                                                                                                                     40,566,432
                                                                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.44%
     434,814   GNMA SERIES 2006-3 CLASS A                                                     4.21    01/16/2028        426,714
   1,767,758   GNMA SERIES 2006-32 CLASS A                                                    5.08    01/16/2030      1,769,746
                                                                                                                      2,196,460
                                                                                                                   ------------
TOTAL AGENCY SECURITIES (COST $170,976,594)                                                                         170,482,674
                                                                                                                   ------------
ASSET BACKED SECURITIES - 1.79%
      69,996   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                        2.08    05/15/2008         69,894
     775,000   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-16 CLASS 2AF2+/-             5.38    05/25/2036        774,391
   4,715,906   FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                            4.17    01/15/2009      4,691,143
   1,345,000   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                     5.34    01/15/2010      1,350,321
     350,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                      5.52    11/12/2012        355,554
   1,600,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                      5.26    11/14/2011      1,607,917

TOTAL ASSET BACKED SECURITIES (COST $8,853,587)                                                                       8,849,220
                                                                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 41.12%
     129,518   CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                         5.82    10/25/2031        129,534
   1,800,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B                  7.30    06/10/2032      1,882,447
  13,023,994   FHLMC SERIES 1663 CLASS ZB                                                     6.75    01/15/2024     13,425,962
  19,578,932   FHLMC SERIES 2948 CLASS QA                                                     5.00    10/15/2025     19,529,650
  15,096,970   FHLMC SERIES 2975 CLASS EA<<                                                   5.00    05/15/2018     15,037,817
  11,680,376   FHLMC SERIES 2999 CLASS NA                                                     4.50    02/15/2015     11,565,023
   8,421,078   FHLMC SERIES 3164 CLASS NA<<                                                   6.00    02/15/2027      8,535,818
   3,047,341   FHLMC SERIES 3215 CLASS QA<<                                                   6.00    06/15/2027      3,092,878
   1,400,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4 CLASS A2          7.39    12/15/2031      1,477,046
   1,453,226   FNGT SERIES 2001 T6 CLASS A                                                    5.70    05/25/2011      1,478,701
   9,875,597   FNMA SERIES 2003-120 CLASS GU                                                  4.50    12/25/2013      9,773,191
   9,503,070   FNMA SERIES 2003-122 CLASS OH                                                  4.00    08/25/2013      9,372,305
   9,063,111   FNMA SERIES 2003-33 CLASS CH                                                   4.00    07/25/2017      8,785,225
  52,847,310   FNMA SERIES 2005-63 CLASS PA                                                   5.50    10/25/2024     52,948,539
  22,314,939   FNMA SERIES 2006-34 CLASS PA                                                   6.00    05/25/2027     22,548,644
   8,970,000   FNMA SERIES 2006-53 CLASS PA                                                   5.50    12/25/2026      9,024,556
  10,698,791   FNMA SERIES G93-20 CLASS ZQ                                                    7.00    05/25/2023     11,203,269
     877,045   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3       6.87    07/15/2029        881,059

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                          INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                RATE       DATE         VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     626,625   GNMA SERIES 2006-8 CLASS A                                                    3.94%   08/16/2025   $    613,191
    1,549,000   GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2                  6.56    04/13/2031      1,570,287
    1,170,803   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2004-C3 CLASS A1         3.77    01/15/2042      1,146,971
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $203,999,251)                                                       204,022,113
                                                                                                                   ------------
US TREASURY SECURITIES - 26.17%

US TREASURY NOTES - 26.17%
   15,084,000   US TREASURY NOTE<<                                                            5.13    06/30/2008     15,184,173
   22,560,000   US TREASURY NOTE<<                                                            5.00    07/31/2008     22,677,199
   15,342,000   US TREASURY NOTE<<                                                            4.88    08/31/2008     15,397,139
   60,842,000   US TREASURY NOTE<<                                                            4.88    10/31/2008     61,108,184
   15,470,000   US TREASURY NOTE                                                              4.63    11/30/2008     15,472,416
                                                                                                                    129,839,111
                                                                                                                   ------------
TOTAL US TREASURY SECURITIES (COST $129,638,511)                                                                    129,839,111
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 47.57%

COLLATERAL INVESTED IN OTHER ASSETS - 47.57%
      478,433   ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                     5.46    01/16/2007        478,529
      242,684   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                       5.38    06/29/2007        242,822
      211,481   ABN AMRO BANK NV+/-                                                           5.43    05/11/2007        211,541
       83,206   ALLIED IRISH BANKS NORTH AMERICA                                              5.31    12/04/2006         83,169
    3,189,555   AMERICAN EXPRESS BANK+/-                                                      5.28    01/26/2007      3,189,555
      693,382   AMERICAN EXPRESS BANK+/-                                                      5.39    11/21/2007        694,158
    2,010,807   AMERICAN GENERAL FINANCE+/-++                                                 5.35    12/14/2007      2,011,611
       69,338   AMERICAN HONDA FINANCE+/-++                                                   5.46    09/27/2007         69,426
    1,733,454   ATLAS CAPITAL FUNDING CORPORATION+/-++                                        5.34    05/10/2007      1,733,454
    1,386,763   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30    04/25/2007      1,386,819
       96,657   ATOMIUM FUNDING CORPORATION                                                   5.35    02/08/2007         95,687
      249,617   BANK OF AMERICA NA+/-                                                         5.69    09/06/2007        250,376
       62,404   BANK OF IRELAND                                                               5.30    12/05/2006         62,368
      173,345   BANK ONE (ILLINOIS) SERIES BKNT+/-                                            5.42    01/12/2007        173,361
      346,691   BEAR STEARNS & COMPANY+/-                                                     5.94    09/27/2007        348,556
   14,907,704   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $14,909,924)      5.36    12/01/2006     14,907,704
    6,933,816   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $6,934,848)       5.36    12/01/2006      6,933,816
      133,129   BEAR STEARNS & COMPANY SERIES MTNB+/-                                         5.53    01/16/2007        133,157
    4,506,980   BEAR STEARNS COMPANIES INCORPORATED+/-                                        5.39    02/23/2007      4,506,980
    1,040,072   BETA FINANCE INCORPORATED+/-++                                                5.34    07/17/2007      1,040,395
      138,676   BHP BILLITON FINANCE (USA) LIMITED                                            5.32    12/28/2006        138,130
    4,506,980   BUCKINGHAM II CDO LLC                                                         5.31    12/20/2006      4,494,496
    1,733,454   BUCKINGHAM II CDO LLC++                                                       5.34    01/22/2007      1,720,332
    3,513,157   BUCKINGHAM III CDO LLC                                                        5.30    12/06/2006      3,510,592
    1,733,454   BUCKINGHAM III CDO LLC++                                                      5.31    12/15/2006      1,729,918
      995,003   CAIRN HIGH GRADE FUNDING I LLC++                                              5.35    02/01/2007        986,028
    1,178,749   CANCARA ASSET SECURITIZATION LIMITED++                                        5.33    12/04/2006      1,178,230
   10,054,241   CEDAR SPRINGS CAPITAL COMPANY                                                 5.35    12/01/2006     10,054,241
    1,019,548   CEDAR SPRINGS CAPITAL COMPANY                                                 5.30    12/06/2006      1,018,804
      497,363   CEDAR SPRINGS CAPITAL COMPANY                                                 5.33    12/18/2006        496,129
       25,724   CEDAR SPRINGS CAPITAL COMPANY++                                               5.35    01/08/2007         25,582
      254,194   CEDAR SPRINGS CAPITAL COMPANY                                                 5.36    02/02/2007        251,863
       57,967   CEDAR SPRINGS CAPITAL COMPANY++                                               5.38    03/12/2007         57,116
    5,737,279   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $5,738,133)                    5.36    12/01/2006      5,737,279
       17,335   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                    5.36    01/17/2007         17,216
      346,691   CREDIT SUISSE FIRST BOSTON+/-                                                 5.36    03/27/2007        346,691
      312,022   CREDIT SUISSE FIRST BOSTON+/-                                                 5.47    04/05/2007        312,168
      158,784   CREDIT SUISSE FIRST BOSTON+/-                                                 5.74    10/29/2007        159,407

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    17,335    CROWN POINT CAPITAL COMPANY                                                    5.39%   04/17/2007   $     16,990
    485,367    CULLINAN FINANCE CORPORATION+/-++                                              5.28    12/20/2006        485,362
     61,988    CULLINAN FINANCE CORPORATION++                                                 5.32    12/21/2006         61,807
  2,385,857    DEER VALLEY FUNDING LLC                                                        5.31    12/11/2006      2,382,373
    347,384    DEER VALLEY FUNDING LLC                                                        5.31    12/14/2006        346,724
  3,466,908    DEER VALLEY FUNDING LLC                                                        5.31    12/15/2006      3,459,835
  3,466,908    DEER VALLEY FUNDING LLC                                                        5.34    01/23/2007      3,440,178
    371,028    DEER VALLEY FUNDING LLC++                                                      5.35    01/24/2007        368,112
  1,030,920    DEER VALLEY FUNDING LLC                                                        5.35    02/06/2007      1,020,868
    832,058    DEER VALLEY FUNDING LLC++                                                      5.37    02/27/2007        821,399
    157,744    DEUTSCHE BANK AG+/-                                                            5.37    03/15/2007        156,941
    138,676    FAIRWAY FINANCE CORPORATION++                                                  5.33    12/11/2006        138,474
  1,354,105    FAIRWAY FINANCE CORPORATION++                                                  5.32    12/15/2006      1,351,343
 26,348,500    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $26,352,423)                 5.36    12/01/2006     26,348,500
  3,466,908    FIVE FINANCE INCORPORATED+/-++                                                 5.37    01/25/2007      3,468,433
     54,708    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                               5.31    12/08/2006         54,652
  3,486,184    FOX TROT CDO LIMITED                                                           5.31    12/12/2006      3,480,606
  2,398,338    FOX TROT CDO LIMITED                                                           5.29    12/01/2006      2,398,338
  1,109,411    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                  5.40    06/18/2007      1,109,411
  1,400,284    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                        5.44    06/22/2007      1,401,362
  2,360,271    GENWORTH FINANCIAL INCORPORATED+/-                                             5.53    06/15/2007      2,363,150
  1,733,454    GERMAN RESIDENTIAL FUNDING+/-++                                                5.35    08/22/2007      1,733,454
    242,684    GOLDMAN SACHS & COMPANY+/-                                                     5.51    01/09/2007        242,720
  3,466,908    GOLDMAN SACHS GROUP INCORPORATED+/-                                            5.46    03/30/2007      3,468,260
    707,249    HBOS TREASURY SERVICES PLC+/-++                                                5.45    01/12/2007        707,377
     48,537    IBM CORPORATION SERIES MTN+/-                                                  5.36    06/28/2007         48,559
    212,313    ICICI BANK LIMITED                                                             5.43    12/01/2006        212,313
  2,426,836    ING USA ANNUITY & LIFE INSURANCE+/-                                            5.39    09/17/2007      2,426,836
    137,567    IRISH LIFE & PERMANENT PLC                                                     5.40    12/13/2006        137,326
     17,335    IRISH LIFE & PERMANENT PLC++                                                   5.38    04/04/2007         17,023
    329,356    JPMORGAN CHASE & COMPANY+/-                                                    5.52    12/18/2006        329,379
  4,437,642    KAUPTHING BANK HF+/-++                                                         5.38    03/20/2007      4,436,000
    562,749    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.30    12/01/2006        562,748
  1,432,318    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.31    12/12/2006      1,430,027
    268,963    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.31    12/15/2006        268,414
  1,127,022    LA FAYETTE ASSET SECURITIZATION CORPORATION                                    5.30    12/28/2006      1,122,582
    322,422    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                       5.49    04/20/2007        322,677
    277,353    LIBERTY LIGHT US CAPITAL+/-++                                                  5.47    04/16/2007        277,527
  2,935,500    LIBERTY LIGHTHOUSE FUNDING COMPANY++                                           5.31    12/08/2006      2,932,506
    493,618    LIBERTY STREET FUNDING CORPORATION++                                           5.31    12/15/2006        492,611
  6,899,147    LIBERTY STREET FUNDING CORPORATION++                                           5.29    12/29/2006      6,870,998
  2,426,836    LIQUID FUNDING LIMITED+/-++                                                    5.29    12/01/2006      2,426,836
  1,248,087    LIQUID FUNDING LIMITED++                                                       5.30    12/07/2006      1,247,001
     18,791    LIQUID FUNDING LIMITED++                                                       5.34    12/15/2006         18,752
    336,290    LIQUID FUNDING LIMITED                                                         5.32    12/27/2006        335,016
  1,040,072    LIQUID FUNDING LIMITED                                                         5.44    12/28/2006      1,035,974
  2,426,836    LIQUID FUNDING LIMITED+/-++                                                    5.35    12/29/2006      2,426,811
     29,538    MANE FUNDING CORPORATION                                                       5.31    12/18/2006         29,465
     34,669    MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.53    04/20/2007         34,697
    208,014    MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.47    08/27/2007        208,310
    322,422    MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.50    01/26/2007        322,506
    445,844    MORGAN STANLEY+/-                                                              5.51    01/12/2007        445,911
     69,338    MORGAN STANLEY+/-                                                              5.48    01/19/2007         69,355
    270,419    MORGAN STANLEY+/-                                                              5.50    02/15/2007        270,503
  1,066,074    MORGAN STANLEY+/-                                                              5.38    12/14/2007      1,066,138
  1,733,454    NATEXIS BANQUES POPULAIRES+/-++                                                5.37    11/09/2007      1,732,085

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  2,076,678   NATIONWIDE BUILDING SOCIETY+/-++                                               5.51%   12/11/2006   $  2,076,740
   2,735,390   NATIONWIDE BUILDING SOCIETY+/-++                                               5.49    07/20/2007      2,738,044
      22,396   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.31    12/15/2006         22,351
     372,485   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.32    12/21/2006        371,397
     245,665   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      5.33    12/22/2006        244,913
   3,149,201   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.30    12/29/2006      3,136,352
   2,084,097   NORTH SEA FUNDING                                                              5.32    12/28/2006      2,075,886
   3,255,773   RACERS TRUST SERIES 2004-6-MM+/-++                                             5.34    05/22/2007      3,256,070
      69,338   RANGER FUNDING CORPORATION                                                     5.32    12/15/2006         69,197
      93,329   RANGER FUNDING CORPORATION                                                     5.33    12/21/2006         93,057
     208,014   REGENCY MARKETS #1                                                             5.33    12/07/2006        207,834
      83,206   REGENCY MARKETS #1                                                             5.32    12/15/2006         83,036
     367,492   REGENCY MARKETS #1                                                             5.32    12/18/2006        366,581
     226,736   ROYAL BANK OF SCOTLAND PLC+/-++                                                5.37    03/30/2007        226,817
      24,199   SAINT GERMAIN FUNDING++                                                        5.35    01/16/2007         24,037
   1,733,454   SEDNA FINANCE INCORPORATED+/-++                                                5.36    12/08/2006      1,733,454
   1,664,116   SEDNA FINANCE INCORPORATED+/-++                                                5.33    04/11/2007      1,664,316
   4,865,805   SLM CORPORATION+/-                                                             5.50    01/25/2007      4,867,070
     355,011   SLM CORPORATION+/-                                                             5.59    07/25/2007        355,665
   1,386,763   SLM CORPORATION+/-++                                                           5.32    12/12/2007      1,387,165
      41,603   SVENSKA HANDELSBANKEN INCORPORATED                                             5.34    01/26/2007         41,264
   4,084,434   TASMAN FUNDING INCORPORATED++                                                  5.30    12/04/2006      4,082,636
     715,986   THAMES ASSET GLOBAL SECURITIZATION #1                                          5.29    12/29/2006        713,065
     157,467   THAMES ASSET GLOBAL SECURITIZATION #1++                                        5.33    01/11/2007        156,527
     103,591   THUNDER BAY FUNDING INCORPORATED                                               5.31    12/15/2006        103,380
     244,764   TICONDEROGA FUNDING LLC                                                        5.32    12/27/2006        243,836
   2,404,439   TICONDEROGA FUNDING LLC                                                        5.32    12/28/2006      2,394,966
   9,890,326   TIERRA ALTA FUNDING I LIMITED                                                  5.31    12/19/2006      9,864,413
   6,933,816   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      5.51    12/31/2007      6,933,816
   1,332,610   TRAVELERS INSURANCE COMPANY+/-                                                 5.39    02/09/2007      1,332,583
      17,751   TULIP FUNDING CORPORATION                                                      5.38    04/25/2007         17,377
     173,345   UBS FINANCE (DELAWARE) LLC                                                     5.33    12/05/2006        173,245
   1,733,454   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             5.33    03/09/2007      1,733,783
   2,738,857   VARIABLE FUNDING CAPITAL CORPORATION                                           5.32    12/06/2006      2,736,858
     159,200   VERSAILLES CDS LLC++                                                           5.34    12/19/2006        158,783
     108,168   VERSAILLES CDS LLC++                                                           5.33    12/21/2006        107,852
      26,279   VERSAILLES CDS LLC++                                                           5.32    12/22/2006         26,199
     560,807   VERSAILLES CDS LLC                                                             5.31    12/28/2006        558,597
   1,733,454   WAL-MART STORES INCORPORATED+/-                                                5.26    03/28/2007      1,733,471
     242,892   WHISTLEJACKET CAPITAL LIMITED                                                  5.30    12/07/2006        242,680
     268,269   WHISTLEJACKET CAPITAL LIMITED                                                  5.31    12/12/2006        267,840
     744,761   WHITE PINE FINANCE LLC                                                         5.31    12/13/2006        743,458
     144,085   WHITE PINE FINANCE LLC++                                                       5.31    12/15/2006        143,791
   2,152,950   WORLD OMNI VEHICLE LEASING                                                     5.31    12/11/2006      2,149,807
     693,382   WORLD OMNI VEHICLE LEASING                                                     5.31    12/12/2006        692,272
   8,510,914   WORLD OMNI VEHICLE LEASING                                                     5.31    12/14/2006      8,494,744

                                                                                                                    236,018,486
                                                                                                                   ------------

    TOTAL COLLATERAL FOR SECURITIES LENDING (COST $236,018,486)                                                     236,018,486
                                                                                                                   ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
REPURCHASE AGREEMENTS - 0.14%
$    716,000   GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $716,106)                                                      5.34%   12/01/2006   $    716,000
TOTAL REPURCHASE AGREEMENTS (COST $716,000)                                                                             716,000
                                                                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $750,202,429)*                             151.15%                                                           $749,927,604
OTHER ASSETS AND LIABILITIES, NET                (51.15)                                                           (253,764,446)
                                               --------                                                            ------------
TOTAL NET ASSETS                                 100.00%                                                           $496,163,158
                                               ========                                                            ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

+/-   Variable rate investments.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT         SECURITY NAME                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.07%
        N/A    WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                        $ 427,232,176
TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $428,941,252)                 427,232,176
                                                                                    -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $428,941,252)*                               100.07%                          $ 427,232,176
OTHER ASSETS AND LIABILITIES, NET                   (0.07)                               (314,966)
                                                  -------                           -------------
TOTAL NET ASSETS                                   100.00%                          $ 426,917,210
                                                  =======                           =============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
CORPORATE BONDS & NOTES - 74.24%

AEROSPACE, DEFENSE - 0.53%
$    200,000   ARMOR HOLDINGS INCORPORATED                                                    8.25    08/15/2013   $    207,500
                                                                                                                   ------------
AMUSEMENT & RECREATION SERVICES - 2.54%
     200,000   PINNACLE ENTERTAINMENT                                                         8.25    03/15/2012        204,000
     165,000   POKAGON GAMING AUTHORITY++                                                    10.38    06/15/2014        179,025
      80,000   TOWN SPORTS INTERNATIONAL INCORPORATED                                         9.63    04/15/2011         84,400
     130,000   TOWN SPORTS INTERNATIONAL INCORPORATED^                                       10.16    02/01/2014        108,225
     410,000   TUNICA-BILOXI GAMING AU++                                                      9.00    11/15/2015        423,325
                                                                                                                        998,975
                                                                                                                   ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.91%
     180,000   LEVI STRAUSS & COMPANY+/-                                                     10.12    04/01/2012        185,400
     175,000   RIDDELL BELL HOLDINGS INCORPORATED                                             8.38    10/01/2012        173,250
                                                                                                                        358,650
                                                                                                                   ------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 2.07%
     185,000   ASHTEAD CAPITAL INCORPORATED++                                                 9.00    08/15/2016        197,950
     250,000   LEAR CORPORATION++                                                             8.75    12/01/2016        246,250
     370,000   UNITED RENTALS NORTH AMERICA INCORPORATED                                      7.75    11/15/2013        370,000
                                                                                                                        814,200
                                                                                                                   ------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.37%
     500,000   ERICO INTERNATIONAL CORPORATION                                                8.88    03/01/2012        538,460
                                                                                                                   ------------
BUSINESS SERVICES - 5.12%
      40,000   AVIS BUDGET CAR RENTAL LLC+++/-                                                7.87    05/15/2014         38,500
      75,000   AVIS BUDGET CAR RENTAL LLC++                                                   7.75    05/15/2016         72,281
     195,000   CCM MERGER INCORPORATED++                                                      8.00    08/01/2013        188,175
     225,000   FTI CONSULTING INCORPORATED++                                                  7.75    10/01/2016        232,875
      85,000   H&E EQUIPMENT SERVICES INCORPORATED                                            8.38    07/15/2016         87,763
     110,000   HERTZ CORPORATION++                                                            8.88    01/01/2014        114,125
      95,000   HERTZ CORPORATION++                                                           10.50    01/01/2016        103,550
     260,000   NEFF RENTAL/NEFF FINANCE                                                      11.25    06/15/2012        282,750
     170,000   PENHALL INTERNATIONAL CORPORATION++                                           12.00    08/01/2014        183,600
     245,000   RAINBOW NATIONAL SERVICES LLC++                                               10.38    09/01/2014        271,950
      95,000   RENTAL SERVICE CORPORATION++                                                   9.50    12/01/2014         96,188
     130,000   SUNGARD DATA SYSTEMS INCORPORATED                                              9.13    08/15/2013        136,338
      95,000   SUNGARD DATA SYSTEMS INCORPORATED                                             10.25    08/15/2015        100,700
     102,000   WATERFORD GAMING LLC++                                                         8.63    09/15/2012        108,120
                                                                                                                      2,016,915
                                                                                                                   ------------
CHEMICALS & ALLIED PRODUCTS - 3.49%
       265,000 GEORGIA GULF CORPORATION++                                                     9.50    10/15/2014        258,375
     185,000   HUNTSMAN INTERNATIONAL LLC++                                                   7.88    11/15/2014        185,925
     135,000   IMC GLOBAL INCORPORATED                                                       10.88    08/01/2013        153,731
     180,000   LYONDELL CHEMICAL COMPANY                                                      8.25    09/15/2016        187,200
      45,000   MOSAIC COMPANY++                                                               7.38    12/01/2014         45,731
      45,000   MOSAIC COMPANY++                                                               7.63    12/01/2016         46,013
     265,000   OMNOVA SOLUTIONS INCORPORATED                                                 11.25    06/01/2010        283,550
     200,000   POLYONE CORPORATION                                                           10.63    05/15/2010        214,000
                                                                                                                      1,374,525
                                                                                                                   ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COAL MINING - 0.79%
$    130,000   ARCH WESTERN FINANCE LLC                                                       6.75%   07/01/2013   $    127,400
     185,000   FOUNDATION PA COAL COMPANY                                                     7.25    08/01/2014        185,463
                                                                                                                        312,863
                                                                                                                   ------------
COMMUNICATIONS - 10.47%
     365,000   CCH I LLC                                                                     11.00    10/01/2015        357,700
     300,000   CCO HOLDINGS LLC/CAPITAL CORPORATION+/-                                        9.52    12/15/2010        306,750
     175,000   CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                    10.25    09/15/2010        182,875
      90,000   CRICKET COMMUNICATIONS INCORPORATED++                                          9.38    11/01/2014         92,025
     155,000   CSC HOLDINGS INCORPORATED SERIES B                                             7.63    04/01/2011        157,906
     210,000   DOBSON CELLULAR SYSTEMS                                                        9.88    11/01/2012        227,850
     170,000   EMBARQ CORPORATION                                                             7.08    06/01/2016        176,072
     165,000   HORIZON PCS INCORPORATED                                                      11.38    07/15/2012        183,150
     460,000   MEDIACOM BROADBAND LLC++                                                       8.50    10/15/2015        460,575
     107,000   PANAMSAT CORPORATION                                                           9.00    08/15/2014        112,350
     350,000   PAXSON COMMUNICATIONS+++/-                                                    11.62    01/15/2013        351,750
     550,000   QWEST CORPORATION+/-                                                           8.64    06/15/2013        596,063
     330,000   QWEST CORPORATION++                                                            7.50    10/01/2014        350,625
     190,000   RURAL CELLULAR CORPORATION                                                     9.88    02/01/2010        200,925
      90,000   WEST CORPORATION++                                                             9.50    10/15/2014         89,213
      90,000   WEST CORPORATION++                                                            11.00    10/15/2016         89,438
      85,000   WINDSTREAM CORPORATION++                                                       8.13    08/01/2013         92,013
      85,000   WINDSTREAM CORPORATION++                                                       8.63    08/01/2016         92,544
                                                                                                                      4,119,824
                                                                                                                   ------------
EATING & DRINKING PLACES - 0.34%
     135,000   BUFFETS INCORPORATED++                                                        12.50    11/01/2014        135,338
                                                                                                                   ------------
EDUCATIONAL SERVICES - 0.54%
     200,000   EDUCATION MANAGEMENT LLC++                                                    10.25    06/01/2016        211,000
                                                                                                                   ------------
ELECTRIC DISTRIBUTION, TRANSMISSION - 0.48%
     185,000   MIRANT AMERICAS GENERATION LLC                                                 8.30    05/01/2011        187,775
                                                                                                                   ------------
ELECTRIC, GAS & SANITARY SERVICES - 7.15%
     150,000   ALLIED WASTE NORTH AMERICA                                                     7.88    04/15/2013        155,250
     163,000   CLEAN HARBORS INCORPORATED                                                    11.25    07/15/2012        181,907
     155,000   DYNEGY HOLDINGS INCORPORATED                                                   8.38    05/01/2016        161,200
     165,000   EDISON MISSION ENERGY<<                                                        7.75    06/15/2016        172,425
     260,000   EL PASO NATURAL GAS COMPANY SERIES A                                           7.63    08/01/2010        269,100
     170,000   EL PASO PERFORMANCE-LINKED TRUST++                                             7.75    07/15/2011        175,950
     300,000   INERGY LP/ INERGY FINANCE CORPORATION                                          6.88    12/15/2014        291,000
     120,000   MIRANT NORTH AMERICA LLC                                                       7.38    12/31/2013        121,500
     135,000   NEVADA POWER COMPANY SERIES L                                                  5.88    01/15/2015        136,508
     160,000   NORTHWESTERN CORPORATION                                                       5.88    11/01/2014        159,640
     280,000   NRG ENERGY INCORPORATED                                                        7.38    02/01/2016        280,000
     230,000   NRG ENERGY INCORPORATED                                                        7.38    01/15/2017        229,425
     390,000   SIERRA PACIFIC RESOURCES                                                       6.75    08/15/2017        392,604
      85,000   WCA WASTE CORPORATION++                                                        9.25    06/15/2014         88,400
                                                                                                                      2,814,909
                                                                                                                   ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 1.23%
      45,000   FREESCALE SEMICONDUCTOR INCORPORATED++                                         8.88    12/15/2014         45,113
      95,000   FREESCALE SEMICONDUCTOR INCORPORATED                                           9.13    12/15/2014         95,000
      45,000   FREESCALE SEMICONDUCTOR INCORPORATED++                                        10.13    12/15/2016         45,506
     230,000   LUCENT TECHNOLOGIES INCORPORATED<<                                             6.45    03/15/2029        207,000
      85,000   XEROX CORPORATION                                                              6.75    02/01/2017         90,387
                                                                                                                        483,006
                                                                                                                   ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
$    130,000   US ONCOLOGY INCORPORATED                                                       9.00%   08/15/2012   $    136,175
                                                                                                                   ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.60%
     150,000   BALL CORPORATION                                                               6.63    03/15/2018        147,750
      78,000   MUELLER GROUP INCORPORATED                                                    10.00    05/01/2012         84,825
                                                                                                                        232,575
                                                                                                                   ------------
FOOD & KINDRED PRODUCTS - 1.47%
     170,000   CONSTELLATION BRANDS INCORPORATED                                              7.25    09/01/2016        174,038
     215,000   PARMALAT BAKERY SERIES A2++                                                    7.00    07/09/2012        199,950
     215,000   PARMALAT DAIRY SERIES A1++                                                     7.00    07/09/2010        204,250
                                                                                                                        578,238
                                                                                                                   ------------
GENERAL MERCHANDISE STORES - 0.90%
     170,000   ALH FINANCE LLC/ALH FINANCE CORPORATION                                        8.50    01/15/2013        166,600
     175,000   NEIMAN MARCUS GROUP INCORPORATED                                               9.00    10/15/2015        189,656
                                                                                                                        356,256
                                                                                                                   ------------
HEALTH SERVICES - 2.42%
     280,000   DAVITA INCORPORATED<<                                                          7.25    03/15/2015        282,100
     270,000   HCA INCORPORATED++                                                             9.25    11/15/2016        281,813
     370,000   HCA INCORPORATED++                                                             9.63    11/15/2016        387,575
                                                                                                                        951,488
                                                                                                                   ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.47%
     185,000   BOYD GAMING CORPORATION                                                        7.13    02/01/2016        183,150
          10   ELDORADO CASINO SHREVEPORT                                                    10.00    08/01/2012             10
                                                                                                                        183,160
                                                                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.38%
     150,000   CASE NEW HOLLAND INCORPORATED                                                  7.13    03/01/2014        151,125
                                                                                                                   ------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.89%
     150,000   CORRECTIONS CORPORATION OF AMERICA                                             7.50    05/01/2011        154,125
     200,000   CORRECTIONS CORPORATION OF AMERICA                                             6.25    03/15/2013        197,000
                                                                                                                        351,125
                                                                                                                   ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.26%
     250,000   XEROX CAPITAL TRUST I                                                          8.00    02/01/2027        256,250
     230,000   XEROX CORPORATION                                                              6.40    03/15/2016        239,267
                                                                                                                        495,517
                                                                                                                   ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.59%
     140,000   CLARKE AMERICAN CORPORATION                                                   11.75    12/15/2013        145,600
     150,000   GENTEK INCORPORATED(A)^^                                                      11.00    08/01/2009              0
     180,000   JACUZZI BRANDS INCORPORATED                                                    9.63    07/01/2010        192,150
      85,000   RBS GLOBAL & REXNORD CORPORATION++                                             9.50    08/01/2014         88,613
     185,000   SAMSONITE CORPORATION                                                          8.88    06/01/2011        201,188
                                                                                                                        627,551
                                                                                                                   ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
MISCELLANEOUS RETAIL - 1.65%
$    313,000   JAFRA COSMETICS INTERNATIONAL INCORPORATED                                    10.75%   05/15/2011   $    335,693
      90,000   MICHAELS STORES INCORPORATED++                                                10.00    11/01/2014         91,913
      90,000   MICHAELS STORES INCORPORATED++                                                11.38    11/01/2016         92,250
     130,000   RITE AID CORPORATION                                                           8.13    05/01/2010        131,625
                                                                                                                        651,481
                                                                                                                   ------------
MOTION PICTURES - 0.69%
      95,000   AMC ENTERTAINMENT INCORPORATED                                                11.00    02/01/2016        104,856
     160,000   AMC ENTERTAINMENT INCORPORATED SERIES B                                        8.63    08/15/2012        165,200
                                                                                                                        270,056
                                                                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 5.84%
     160,000   AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                              9.50    02/15/2015        177,600
      95,000   FORD MOTOR CREDIT COMPANY                                                      9.88    08/10/2011        101,636
     630,000   FORD MOTOR CREDIT COMPANY                                                      7.00    10/01/2013        604,266
     125,000   FORD MOTOR CREDIT COMPANY PUTTABLE+/-                                          9.82    04/15/2012        132,301
      85,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                          6.15    04/05/2007         85,010
     450,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                          7.75    01/19/2010        471,092
     210,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                          6.75    12/01/2014        215,339
     275,000   IDEARC INCORPORATED++                                                          8.00    11/15/2016        279,469
     230,000   RESIDENTIAL CAPITAL CORPORATION+++/-                                           7.20    04/17/2009        230,654
                                                                                                                      2,297,367
                                                                                                                   ------------
OIL & GAS - 0.68%
     270,000   HILCORP ENERGY++                                                               7.75    11/01/2015        265,950
                                                                                                                   ------------
OIL & GAS EXTRACTION - 4.51%
     155,000   BASIC ENERGY SERVICES INCORPORATED                                             7.13    04/15/2016        149,575
     345,000   CHESAPEAKE ENERGY CORPORATION                                                  6.38    06/15/2015        335,513
     350,000   CHESAPEAKE ENERGY CORPORATION                                                  6.25    01/15/2018        331,188
     100,000   COMPLETE PRODUCTION SERVICES INCORPORATED++                                    8.00    12/15/2016        101,000
     155,000   HANOVER COMPRESSOR COMPANY                                                     7.50    04/15/2013        155,388
     110,000   PARKER DRILLING COMPANY+/-                                                    10.15    09/01/2010        112,338
     130,000   PRIDE INTERNATIONAL INCORPORATED                                               7.38    07/15/2014        134,875
     270,000   RANGE RESOURCES CORPORATION                                                    7.50    05/15/2016        276,750
     180,000   WHITING PETROLEUM CORPORATION                                                  7.00    02/01/2014        180,000
                                                                                                                      1,776,627
                                                                                                                   ------------
PAPER & ALLIED PRODUCTS - 3.37%
     160,000   APPLETON PAPERS INCORPORATED                                                   8.13    06/15/2011        160,800
     240,000   APPLETON PAPERS INCORPORATED SERIES B                                          9.75    06/15/2014        240,000
     165,000   BOISE CASCADE LLC+/-                                                           8.25    10/15/2012        165,413
     180,000   BOWATER INCORPORATED+/-                                                        8.39    03/15/2010        181,800
     160,000   P.H. GLATFELTER COMPANY++                                                      7.13    05/01/2016        160,000
     250,000   SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                               8.38    07/01/2012        241,875
     170,000   VERSO PAPER HOLDINGS LLC++                                                     9.13    08/01/2014        176,800
                                                                                                                      1,326,688
                                                                                                                   ------------
PERSONAL SERVICES - 0.47%
     185,000   SERVICE CORPORATION INTERNATIONAL SERIES WI                                    8.00    06/15/2017        184,075
                                                                                                                   ------------
PRIMARY METAL INDUSTRIES - 1.83%
     290,000   AK STEEL CORPORATION<<                                                         7.88    02/15/2009        290,000
     225,000   AK STEEL CORPORATION                                                           7.75    06/15/2012        223,875
     195,000   GENERAL CABLE CORPORATION                                                      9.50    11/15/2010        207,675
                                                                                                                        721,550
                                                                                                                   ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.62%
$     40,000   AMERICAN GREETINGS CORPORATION                                                 7.38%   06/01/2016   $     40,900
     135,000   DEX MEDIA INCORPORATED                                                         8.00    11/15/2013        137,700
     180,000   HOUGHTON MIFFLIN COMPANY                                                       7.20    03/15/2011        180,000
     250,000   MEDIMEDIA USA INCORPORATED++                                                  11.38    11/15/2014        259,375
     170,000   NIELSEN FINANCE LLC/FINANCE COMPANY++                                         10.00    08/01/2014        179,775
     255,000   NIELSEN FINANCE LLC/FINANCE COMPANY++^                                        10.78    08/01/2016        166,388
     240,000   PRIMEDIA INCORPORATED+/-                                                      10.75    05/15/2010        248,400
     200,000   UCAR FINANCE INCORPORATED                                                     10.25    02/15/2012        211,000
                                                                                                                      1,423,538
                                                                                                                   ------------
REAL ESTATE - 0.19%
      72,000   CB RICHARD ELLIS SERVICES INCORPORATED                                         9.75    05/15/2010         76,726
                                                                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.50%
     195,000   ROUSE COMPANY LP++                                                             6.75    05/01/2013        198,505
                                                                                                                   ------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.80%
     130,000   BERRY PLASTICS HOLDING CORPORATION++                                           8.88    09/15/2014        131,138
     180,000   GOODYEAR TIRE & RUBBER COMPANY                                                 9.00    07/01/2015        184,050
                                                                                                                        315,188
                                                                                                                   ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.46%
     175,000   E*TRADE FINANCIAL CORPORATION                                                  8.00    06/15/2011        181,563
                                                                                                                   ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.73%
     275,000   BWAY CORPORATION                                                              10.00    10/15/2010        288,063
                                                                                                                   ------------
TEXTILE MILL PRODUCTS - 0.83%
     200,000   INTERFACE INCORPORATED                                                         9.50    02/01/2014        208,000
     120,000   PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                                8.88    09/15/2013        120,300
                                                                                                                        328,300
                                                                                                                   ------------
TRANSPORTATION EQUIPMENT - 0.49%
     245,000   FORD MOTOR COMPANY<<                                                           7.45    07/16/2031        193,856
                                                                                                                   ------------
WHOLESALE TRADE-DURABLE GOODS - 0.22%
      85,000   INTERLINE BRANDS INCORPORATED                                                  8.13    06/15/2014         87,338
                                                                                                                   ------------
TOTAL CORPORATE BONDS & NOTES (COST $28,508,988)                                                                     29,224,021
                                                                                                                   ------------
FOREIGN CORPORATE BONDS@ - 5.15%
      95,000   BOMBARDIER INCORPORATED++<<                                                    8.00    11/15/2014         95,475
     285,000   INEOS GROUP HOLDINGS PLC++<<                                                   8.50    02/15/2016        275,025
     170,000   INTELSAT (BERMUDA) LIMITED+/-                                                 10.48    01/15/2012        172,125
     165,000   INTELSAT (BERMUDA) LIMITED++<<                                                11.25    06/15/2016        180,881
     250,000   INTELSAT (BERMUDA) LIMITED++                                                   9.25    06/15/2016        267,500
     100,000   IPSCO INCORPORATED                                                             8.75    06/01/2013        106,750
     170,000   NORDIC TELEPHONE COMPANY HOLDINGS++                                            8.88    05/01/2016        179,775
     170,000   NOVELIS INCORPORATED++                                                         8.25    02/15/2015        163,200
      90,000   NXP BV++                                                                       7.88    10/15/2014         92,475
     200,000   ROGERS CABLE INCORPORATED                                                      6.75    03/15/2015        203,000
     285,000   ROGERS WIRELESS INCORPORATED+/-                                                8.52    12/15/2010        290,700
TOTAL FOREIGN CORPORATE BONDS (COST $1,993,544)                                                                       2,026,906
                                                                                                                   ------------
TERM LOANS - 4.01%
     481,638   ALLIED WASTE NORTH AMERICA TERM LOAN+/-                                        6.61    01/15/2012        480,704
     460,000   GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                                  8.14    04/08/2010        464,315
     129,422   REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+/-                             11.46    07/31/2010        133,143
     498,750   REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                                    7.31    04/24/2012        501,777
TOTAL TERM LOANS (COST $1,568,902)                                                                                    1,579,939
                                                                                                                   ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                         VALUE
COMMON STOCKS - 4.58%
AMUSEMENT & RECREATION SERVICES - 0.48%
       2,375   HARRAH'S ENTERTAINMENT INCORPORATED                                                                 $    186,913
                                                                                                                   ------------
APPAREL & ACCESSORY STORES - 0.43%
       6,200   CARTER'S INCORPORATED+                                                                                   170,872
                                                                                                                   ------------
BUSINESS SERVICES - 0.46%
       7,245   UNITED RENTALS INCORPORATED+                                                                             181,560
                                                                                                                   ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.05%
      12,310   SIERRA PACIFIC RESOURCES+                                                                                202,130
       7,530   WILLIAMS COMPANIES INCORPORATED                                                                          209,033
                                                                                                                        411,163
                                                                                                                   ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.55%
      17,300   JACUZZI BRANDS INCORPORATED+                                                                             216,769
                                                                                                                   ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.51%
       2,950   STATION CASINOS INCORPORATED<<                                                                           200,718
                                                                                                                   ------------
OIL & GAS EXTRACTION - 0.50%
       5,800   CHESAPEAKE ENERGY CORPORATION                                                                            197,374
                                                                                                                   ------------
PRIMARY METAL INDUSTRIES - 0.60%
       3,150   UNITED STATES STEEL CORPORATION                                                                          235,576
                                                                                                                   ------------
TOTAL COMMON STOCKS (COST $1,347,866)                                                                                 1,800,945
                                                                                                                   ------------


                                                                                           INTEREST   MATURITY
PRINCIPAL                                                                                     RATE      DATE

COLLATERAL FOR SECURITIES LENDING - 5.04%

COLLATERAL INVESTED IN OTHER ASSETS - 5.04%
$      4,021   ABBEY NATIONAL TREASURY SERVICES PLC+++/-                                      5.46%   01/16/2007          4,022
       2,040   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                        5.38    06/29/2007          2,041
       1,777   ABN AMRO BANK NV+/-                                                            5.43    05/11/2007          1,778
         699   ALLIED IRISH BANKS NORTH AMERICA                                               5.31    12/04/2006            699
       5,828   AMERICAN EXPRESS BANK+/-                                                       5.39    11/21/2007          5,834
      26,808   AMERICAN EXPRESS BANK FSB+/-                                                   5.28    01/26/2007         26,808
      16,900   AMERICAN GENERAL FINANCE CORPORATION+++/-                                      5.35    12/14/2007         16,907
         583   AMERICAN HONDA FINANCE+++/-                                                    5.46    09/27/2007            584
      14,569   ATLAS CAPITAL FUNDING CORPORATION+++/-                                         5.34    05/10/2007         14,569
      11,655   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+++/-                              5.30    04/25/2007         11,656
         812   ATOMIUM FUNDING CORPORATION                                                    5.35    02/08/2007            804
       2,098   BANK OF AMERICA NA+/-                                                          5.69    09/06/2007          2,104
         525   BANK OF IRELAND                                                                5.30    12/05/2006            524
       1,457   BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                          5.42    01/12/2007          1,457
       2,914   BEAR STEARNS & COMPANY+/-                                                      5.94    09/27/2007          2,930
     125,296   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $125,315)          5.36    12/01/2006        125,296
      58,277   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $58,286)           5.36    12/01/2006         58,277
       1,119   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53    01/16/2007          1,119
      37,880   BEAR STEARNS COMPANIES INCORPORATED+/-                                         5.39    02/23/2007         37,880
       8,742   BETA FINANCE INCORPORATED+++/-                                                 5.34    07/17/2007          8,744
       1,166   BHP BILLITON FINANCE (USA) LIMITED                                             5.32    12/28/2006          1,161
      37,880   BUCKINGHAM II CDO LLC                                                          5.31    12/20/2006         37,775
      14,569   BUCKINGHAM II CDO LLC++                                                        5.34    01/22/2007         14,459
      29,527   BUCKINGHAM III CDO LLC                                                         5.30    12/06/2006         29,506
      14,569   BUCKINGHAM III CDO LLC++                                                       5.31    12/15/2006         14,540
       8,363   CAIRN HIGH GRADE FUNDING I LLC++                                               5.35    02/01/2007          8,287
       9,907   CANCARA ASSET SECURITIZATION LIMITED++                                         5.33    12/04/2006          9,903
      84,504   CEDAR SPRINGS CAPITAL COMPANY                                                  5.35    12/01/2006         84,504
       8,569   CEDAR SPRINGS CAPITAL COMPANY                                                  5.30    12/06/2006          8,563

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL        SECURITY NAME                                                                RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       4,180    CEDAR SPRINGS CAPITAL COMPANY                                                5.33%   12/18/2006   $      4,170
          216    CEDAR SPRINGS CAPITAL COMPANY++                                              5.35    01/08/2007            215
        2,136    CEDAR SPRINGS CAPITAL COMPANY                                                5.36    02/02/2007          2,117
          487    CEDAR SPRINGS CAPITAL COMPANY++                                              5.38    03/12/2007            480
       48,221    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $48,228)                      5.36    12/01/2006         48,221
          146    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                   5.36    01/17/2007            145
        2,914    CREDIT SUISSE FIRST BOSTON+/-                                                5.36    03/27/2007          2,914
        2,622    CREDIT SUISSE FIRST BOSTON+/-                                                5.47    04/05/2007          2,624
        1,335    CREDIT SUISSE FIRST BOSTON+/-                                                5.74    10/29/2007          1,340
          146    CROWN POINT CAPITAL COMPANY                                                  5.39    04/17/2007            143
        4,079    CULLINAN FINANCE CORPORATION+++/-                                            5.28    12/20/2006          4,079
          521    CULLINAN FINANCE CORPORATION++                                               5.32    12/21/2006            519
       20,053    DEER VALLEY FUNDING LLC                                                      5.31    12/11/2006         20,023
        2,920    DEER VALLEY FUNDING LLC                                                      5.31    12/14/2006          2,914
       29,139    DEER VALLEY FUNDING LLC                                                      5.31    12/15/2006         29,079
       29,139    DEER VALLEY FUNDING LLC                                                      5.34    01/23/2007         28,914
        3,118    DEER VALLEY FUNDING LLC++                                                    5.35    01/24/2007          3,094
        8,665    DEER VALLEY FUNDING LLC                                                      5.35    02/06/2007          8,580
        6,993    DEER VALLEY FUNDING LLC++                                                    5.37    02/27/2007          6,904
        1,326    DEUTSCHE BANK AG+/-                                                          5.37    03/15/2007          1,319
        1,166    FAIRWAY FINANCE CORPORATION++                                                5.33    12/11/2006          1,164
       11,381    FAIRWAY FINANCE CORPORATION++                                                5.32    12/15/2006         11,358
      221,454    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $221,487)                  5.36    12/01/2006        221,454
       29,139    FIVE FINANCE INCORPORATED+++/-                                               5.37    01/25/2007         29,151
          460    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                             5.31    12/08/2006            459
       20,158    FOX TROT CDO LIMITED                                                         5.29    12/01/2006         20,158
       29,301    FOX TROT CDO LIMITED                                                         5.31    12/12/2006         29,254
        9,324    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                5.40    06/18/2007          9,324
       11,769    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      5.44    06/22/2007         11,778
       19,838    GENWORTH FINANCIAL INCORPORATED+/-                                           5.53    06/15/2007         19,862
       14,569    GERMAN RESIDENTIAL FUNDING+++/-                                              5.35    08/22/2007         14,569
        2,040    GOLDMAN SACHS & COMPANY+/-                                                   5.51    01/09/2007          2,040
       29,139    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                              5.46    03/30/2007         29,150
        5,944    HBOS TREASURY SERVICES PLC+++/-                                              5.45    01/12/2007          5,945
          408    IBM CORPORATION SERIES MTN+/-                                                5.36    06/28/2007            408
        1,784    ICICI BANK LIMITED                                                           5.43    12/01/2006          1,784
       20,397    ING USA ANNUITY & LIFE INSURANCE+/-                                          5.39    09/17/2007         20,397
        1,156    IRISH LIFE & PERMANENT PLC                                                   5.40    12/13/2006          1,154
          146    IRISH LIFE & PERMANENT PLC++                                                 5.38    04/04/2007            143
        2,768    JPMORGAN CHASE & COMPANY+/-                                                  5.52    12/18/2006          2,768
       37,298    KAUPTHING BANK SERIES MTN+++/-                                               5.38    03/20/2007         37,284
        4,730    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.30    12/01/2006          4,730
       12,038    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31    12/12/2006         12,019
        2,261    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31    12/15/2006          2,256
        9,472    LA FAYETTE ASSET SECURITIZATION CORPORATION                                  5.30    12/28/2006          9,435
        2,710    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                     5.49    04/20/2007          2,712
        2,331    LIBERTY LIGHT US CAPITAL+++/-                                                5.47    04/16/2007          2,333
       24,672    LIBERTY LIGHTHOUSE FUNDING COMPANY++                                         5.31    12/08/2006         24,647
        4,149    LIBERTY STREET FUNDING CORPORATION++                                         5.31    12/15/2006          4,140
       57,986    LIBERTY STREET FUNDING CORPORATION++                                         5.29    12/29/2006         57,749
       20,397    LIQUID FUNDING LIMITED+++/-                                                  5.29    12/01/2006         20,397
       10,490    LIQUID FUNDING LIMITED++                                                     5.30    12/07/2006         10,481
          158    LIQUID FUNDING LIMITED++                                                     5.34    12/15/2006            158
        2,826    LIQUID FUNDING LIMITED                                                       5.32    12/27/2006          2,816
        8,742    LIQUID FUNDING LIMITED                                                       5.44    12/28/2006          8,707
       20,397    LIQUID FUNDING LIMITED+++/-                                                  5.35    12/29/2006         20,397
          248    MANE FUNDING CORPORATION                                                     5.31    12/18/2006            248

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE       DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      2,710   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.50%   01/26/2007   $      2,711
         291   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.53    04/20/2007            292
       1,748   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.47    08/27/2007          1,751
       3,747   MORGAN STANLEY+/-                                                              5.51    01/12/2007          3,748
         583   MORGAN STANLEY+/-                                                              5.48    01/19/2007            583
       2,273   MORGAN STANLEY+/-                                                              5.50    02/15/2007          2,274
       8,960   MORGAN STANLEY SERIES EXL+/-                                                   5.38    12/14/2007          8,961
      14,569   NATEXIS BANQUES POPULAIRES+++/-                                                5.37    11/09/2007         14,558
      17,454   NATIONWIDE BUILDING SOCIETY+++/-                                               5.51    12/11/2006         17,455
      22,990   NATIONWIDE BUILDING SOCIETY+++/-                                               5.49    07/20/2007         23,013
         188   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.31    12/15/2006            188
       3,131   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.32    12/21/2006          3,122
       2,065   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      5.33    12/22/2006          2,058
      26,468   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.30    12/29/2006         26,360
      17,516   NORTH SEA FUNDING                                                              5.32    12/28/2006         17,447
      27,364   RACERS TRUST SERIES 2004-6-MM+++/-                                             5.34    05/22/2007         27,367
         583   RANGER FUNDING CORPORATION                                                     5.32    12/15/2006            582
         784   RANGER FUNDING CORPORATION                                                     5.33    12/21/2006            782
       1,748   REGENCY MARKETS #1                                                             5.33    12/07/2006          1,747
         699   REGENCY MARKETS #1                                                             5.32    12/15/2006            698
       3,089   REGENCY MARKETS #1                                                             5.32    12/18/2006          3,081
       1,906   ROYAL BANK OF SCOTLAND PLC+++/-                                                5.37    03/30/2007          1,906
         203   SAINT GERMAIN FUNDING++                                                        5.35    01/16/2007            202
      14,569   SEDNA FINANCE INCORPORATED+++/-                                                5.36    12/08/2006         14,569
      13,987   SEDNA FINANCE INCORPORATED+++/-                                                5.33    04/11/2007         13,988
      40,896   SLM CORPORATION+/-                                                             5.50    01/25/2007         40,907
       2,984   SLM CORPORATION+/-                                                             5.59    07/25/2007          2,989
      11,655   SLM CORPORATION+++/-                                                           5.32    12/12/2007         11,659
         350   SVENSKA HANDELSBANKEN INCORPORATED                                             5.34    01/26/2007            347
      34,329   TASMAN FUNDING INCORPORATED++                                                  5.30    12/04/2006         34,314
       6,018   THAMES ASSET GLOBAL SECURITIZATION #1                                          5.29    12/29/2006          5,993
       1,323   THAMES ASSET GLOBAL SECURITIZATION #1++                                        5.33    01/11/2007          1,316
         871   THUNDER BAY FUNDING INCORPORATED                                               5.31    12/15/2006            869
       2,057   TICONDEROGA FUNDING LLC                                                        5.32    12/27/2006          2,049
      20,209   TICONDEROGA FUNDING LLC                                                        5.32    12/28/2006         20,129
      83,126   TIERRA ALTA FUNDING I LIMITED                                                  5.31    12/19/2006         82,908
      58,277   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      5.51    12/31/2007         58,277
      11,200   TRAVELERS INSURANCE COMPANY+/-                                                 5.39    02/09/2007         11,200
         149   TULIP FUNDING CORPORATION                                                      5.38    04/25/2007            146
       1,457   UBS FINANCE (DELAWARE) LLC                                                     5.33    12/05/2006          1,456
      14,569   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                             5.33    03/09/2007         14,572
      23,020   VARIABLE FUNDING CAPITAL CORPORATION                                           5.32    12/06/2006         23,003
       1,338   VERSAILLES CDS LLC++                                                           5.34    12/19/2006          1,335
         909   VERSAILLES CDS LLC++                                                           5.33    12/21/2006            906
         221   VERSAILLES CDS LLC++                                                           5.32    12/22/2006            220
       4,713   VERSAILLES CDS LLC                                                             5.31    12/28/2006          4,695
      14,569   WAL-MART STORES INCORPORATED+/-                                                5.26    03/28/2007         14,569
       2,041   WHISTLEJACKET CAPITAL LIMITED                                                  5.30    12/07/2006          2,040
       2,255   WHISTLEJACKET CAPITAL LIMITED                                                  5.31    12/12/2006          2,251
       6,260   WHITE PINE FINANCE LLC                                                         5.31    12/13/2006          6,249
       1,211   WHITE PINE FINANCE LLC++                                                       5.31    12/15/2006          1,209
      18,095   WORLD OMNI VEHICLE LEASING                                                     5.31    12/11/2006         18,069
       5,828   WORLD OMNI VEHICLE LEASING                                                     5.31    12/12/2006          5,818
      71,533   WORLD OMNI VEHICLE LEASING                                                     5.31    12/14/2006         71,396

                                                                                                                      1,983,688
                                                                                                                   ------------

    TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,983,688)                                                         1,983,688
                                                                                                                   ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                              VALUE
TOTAL SHORT-TERM INVESTMENTS - 12.11%
   4,769,036   WELLS FARGO MONEY MARKET TRUST~+++                     $  4,769,036
                                                                      ------------
TOTAL SHORT-TERM INVESTMENTS (COST $4,769,036)                           4,769,036
                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $40,172,024)*                      105.13%                      $ 41,384,535
OTHER ASSETS AND LIABILITIES, NET         (5.13)                        (2,019,389)
                                         ------                       ------------
TOTAL NET ASSETS                         100.00%                      $ 39,365,146
                                         ======                       ============


++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   Variable rate investments.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $4,769,036.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT        SECURITY NAME                                                              VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.41%
        N/A   WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                      $ 1,286,528,138

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,270,486,630)                1,286,528,138
                                                                                     ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,270,486,630)*                              100.41%                          $ 1,286,528,138
OTHER ASSETS AND LIABILITIES, NET                    (0.41)                               (5,219,816)
                                                    ------                           ---------------
TOTAL NET ASSETS                                    100.00%                          $ 1,281,308,322
                                                    ======                           ===============

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                 RATE        DATE         VALUE
ASSET BACKED SECURITIES - 22.85%
$    878,422   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                                  6.00%   10/25/2033   $    885,016
     500,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                              5.64    03/15/2012        502,949
     999,981   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                          5.97    03/25/2034      1,003,425
   1,000,000   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2003-5
               CLASS 2M1+/-                                                                    5.92    05/25/2033      1,003,244
      79,499   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A2                         6.59    01/17/2032         79,533
     112,650   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                     5.56    05/15/2028        112,655
      84,020   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                     5.61    02/15/2034         84,245
     133,886   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-                    5.62    12/15/2033        134,234
      50,564   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                        6.07    09/25/2033         50,744
     306,517   FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                           5.53    05/20/2031        306,563
     200,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                         5.34    12/15/2009        199,750
     205,814   GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                               5.44    08/25/2035        205,732
      29,380   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS AII+/-           5.56    03/25/2032         29,384
   1,000,000   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8 CLASS MII1+/-          5.95    10/25/2033      1,000,844
   1,000,000   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-              6.75    04/25/2033      1,000,697
      38,916   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                             5.80    12/25/2034         39,044
     200,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++                   5.61    06/23/2012        200,000

TOTAL ASSET BACKED SECURITIES (COST $6,822,092)                                                                        6,838,059
                                                                                                                    ------------
AGENCY SECURITIES - 15.77%

FEDERAL HOME LOAN BANK - 3.10%
     130,000   FHLB                                                                            3.38    10/05/2007        128,169
     300,000   FHLB                                                                            5.50    02/21/2008        300,085
     200,000   FHLB                                                                            5.38    03/14/2008        200,172
     300,000   FHLB                                                                            5.50    08/15/2008        300,609
                                                                                                                         929,035
                                                                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.90%
     300,000   FHLMC<<                                                                         5.50    12/19/2007        300,065
     292,560   FHLMC #555514                                                                   9.00    10/01/2019        321,090
     375,368   FHLMC #555519                                                                   9.00    12/01/2016        402,383
      46,849   FHLMC #786823+/-                                                                7.06    07/01/2029         48,003
      92,042   FHLMC #788792+/-                                                                6.77    01/01/2029         95,609
      63,494   FHLMC #789272+/-                                                                5.70    04/01/2032         65,462
      81,493   FHLMC #789483+/-                                                                5.62    06/01/2032         83,620
       2,174   FHLMC #865456+/-                                                                5.88    07/01/2010          2,161
      70,889   FHLMC #A01734                                                                   9.00    08/01/2018         75,916
     292,317   FHLMC #G10747                                                                   7.50    10/01/2012        300,554
     164,798   FHLMC #G11209                                                                   7.50    12/01/2011        168,449
     195,855   FHLMC #G11391                                                                   7.50    06/01/2012        201,275
                                                                                                                       2,064,587
                                                                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.23%
     300,000   FNMA                                                                            5.38    04/03/2008        300,071
     180,000   FNMA                                                                            4.00    06/23/2008        177,818
     279,407   FNMA #100255                                                                    8.33    07/15/2020        303,150
     180,829   FNMA #100259                                                                    7.50    12/15/2009        183,286
      31,799   FNMA #149167                                                                   10.50    08/01/2020         36,026
      63,476   FNMA #365418+/-                                                                 5.51    01/01/2023         64,437
      42,309   FNMA #372179                                                                   11.00    04/01/2012         45,456
      99,101   FNMA #545460+/-                                                                 7.26    11/01/2031        101,013
      53,300   FNMA #675491+/-                                                                 8.25    04/01/2033         54,477
                                                                                                                       1,265,734
                                                                                                                    ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                                                                INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                      RATE        DATE         VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.54%
$    173,200   GNMA #781540                                                                        7.00%   05/15/2013   $    178,807
     271,676   GNMA #781614                                                                        7.00    06/15/2033        283,195
                                                                                                                             462,002
                                                                                                                        ------------
TOTAL AGENCY SECURITIES (COST $3,051,214)                                                                                  4,721,358
                                                                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 26.80%
     342,414   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2                      5.50    10/25/2034        340,515
      51,589   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-                      7.12    10/20/2032         52,281
     163,893   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-                      5.25    12/25/2035        162,683
   1,149,760   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS 1AIO+/-(c)                  1.40    03/25/2007          3,451
     186,183   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-                    5.38    11/25/2036        186,103
      57,343   COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
               CLASS 2A1+/-                                                                        6.64    06/19/2031         57,229
      37,918   COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2004-20 CLASS 3A1+/-       7.37    09/25/2034         38,757
     214,088   COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                               5.60    03/20/2036        213,391
       3,548   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A                       7.45    06/10/2033          3,544
     116,319   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(i)                     6.53    01/25/2022        115,812
      95,541   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(i)                    6.24    02/20/2021         95,235
     501,550   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6                       9.50    02/25/2042        544,907
     431,011   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                          9.50    11/25/2031        458,363
     230,633   FNMA SERIES 1990-77 CLASS D                                                         9.00    06/25/2020        245,129
     141,523   FNMA SERIES 2003-W19 CLASS 1A4                                                      4.78    11/25/2033        140,140
     307,744   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                          5.86    05/25/2042        315,887
      52,373   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                         8.00    06/25/2033         52,622
     149,039   FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                                         5.80    08/25/2042        153,162
     482,825   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                          5.83    08/25/2042        496,735
     236,448   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                                   8.00    09/19/2027        249,949
     256,874   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                              5.72    06/25/2034        258,165
     205,165   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                              5.81    06/25/2034        214,277
     193,452   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                           5.73    04/25/2036        193,299
     173,437   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                                  6.99    04/25/2032        173,688
     125,805   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                            5.64    06/25/2024        125,298
   5,982,237   INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(c)                   0.80    11/25/2034         42,997
     150,606   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-                         5.39    10/25/2036        150,238
     421,388   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                                 5.37    08/25/2035        418,771
     250,705   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS 1A1+/-++              4.95    09/28/2044        247,641
     103,140   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                                   6.16    10/25/2032        102,721
     953,468   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                                  6.72    09/10/2035        969,739
     292,449   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-                   6.76    11/25/2020        291,322
     216,573   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++                8.52    07/15/2027        217,331
  10,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS IO3+/-(c)++            1.59    11/15/2034        131,083
      36,018   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-                         4.82    10/25/2032         35,811
      74,942   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-                         4.38    12/25/2032         74,139
     224,886   WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                          3.07    08/25/2033        220,202
     229,304   WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(i)                        7.08    12/28/2037        229,304

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,981,273)                                                                8,021,921
                                                                                                                        ------------
CORPORATE BONDS & NOTES - 18.53%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.51%
      95,000   DR HORTON INCORPORATED                                                              7.50    12/01/2007         96,906
      55,000   K HOVNANIAN ENTERPRISES                                                            10.50    10/01/2007         56,925
                                                                                                                             153,831
                                                                                                                        ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE      DATE          VALUE
COMMUNICATIONS - 3.56%
$    380,000   CLEAR CHANNEL COMMUNICATIONS                                                   3.13%   02/01/2007   $    378,579
     140,000   NEXTEL PARTNERS INCORPORATED                                                   8.13    07/01/2011        145,600
     100,000   QWEST CORPORATION+/-                                                           8.64    06/15/2013        108,375
     186,000   VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                                  7.60    03/15/2007        187,076
     245,000   VERIZON WIRELESS CAPITAL LLC                                                   5.38    12/15/2006        244,990
                                                                                                                      1,064,620
                                                                                                                   ------------
COMPUTER HARDWARE - 0.66%
     200,000   IBM CORPORATION SERIES MTN                                                     3.80    02/01/2008        196,969
                                                                                                                   ------------
DEPOSITORY INSTITUTIONS - 1.18%
     350,000   BANK ONE                                                                       6.25    02/15/2008        353,138
                                                                                                                   ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.03%
     200,000   ENTERGY GULF STATES INCORPORATED+/-                                            5.77    12/01/2009        199,508
     110,000   ENTERGY GULF STATES INCORPORATED                                               5.12    08/01/2010        108,470
                                                                                                                        307,978
                                                                                                                   ------------
FOOD & KINDRED PRODUCTS - 2.35%
     300,000   GENERAL MILLS INCORPORATED                                                     5.13    02/15/2007        299,778
     100,000   HJ HEINZ COMPANY++                                                             6.43    12/01/2008        102,027
     300,000   KRAFT FOODS INCORPORATED                                                       5.25    06/01/2007        299,782
                                                                                                                        701,587
                                                                                                                   ------------
HOLDING & OTHER INVESTMENT OFFICES - 1.92%
      65,000   ALAMOSA DELAWARE INCORPORATED                                                  8.50    01/31/2012         69,064
     505,000   COUNTRYWIDE HOME LOANS INCORPORATED SERIES MTNK                                5.63    05/15/2007        505,502
                                                                                                                        574,566
                                                                                                                   ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.25%
      75,000   CAESARS ENTERTAINMENT INCORPORATED                                             9.38    02/15/2007         75,469
                                                                                                                   ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.83%
     250,000   JOHN DEERE CAPITAL CORPORATION                                                 3.88    03/07/2007        249,007
                                                                                                                   ------------
INSURANCE CARRIERS - 0.50%
     150,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                          5.70    07/11/2011        150,855
                                                                                                                   ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.82%
     140,000   FORD MOTOR CREDIT COMPANY                                                      6.50    01/25/2007        140,041
     225,000   HSBC FINANCE CORPORATION                                                       5.84    02/15/2008        226,719
     175,000   RESIDENTIAL CAPITAL CORPORATION+/-                                             6.68    11/21/2008        177,261
                                                                                                                        544,021
                                                                                                                   ------------
OIL & GAS EXTRACTION - 0.44%
     130,000   ANADARKO PETROLEUM CORPORATION+/-                                              5.79    09/15/2009        130,514
                                                                                                                   ------------
PAPER & ALLIED PRODUCTS - 0.84%
     250,000   INTERNATIONAL PAPER COMPANY                                                    6.50    11/15/2007        251,552
                                                                                                                   ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.23%
      70,000   E W SCRIPPS COMPANY                                                            3.75    02/15/2008         68,578
                                                                                                                   ------------
TRANSPORTATION EQUIPMENT - 1.32%
     295,000   DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                      5.64    03/07/2007        295,084
     100,000   JOHNSON CONTROLS INCORPORATED+/-                                               5.60    01/17/2008        100,148
                                                                                                                        395,232
                                                                                                                   ------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE      DATE          VALUE
WHOLESALE TRADE NON-DURABLE GOODS - 1.09%
$      165,000  CARDINAL HEALTH INCORPORATED+/-++                                             5.64%   10/02/2009   $    165,037
       160,000  SAFEWAY INCORPORATED                                                          7.00    09/15/2007        162,095
                                                                                                                        327,132
                                                                                                                   ------------
TOTAL CORPORATE BONDS & NOTES (COST $5,550,870)                                                                       5,545,049
                                                                                                                   ------------
FOREIGN CORPORATE BONDS@ - 5.03%
        55,000  PEMEX FINANCE LIMITED                                                         9.69    08/15/2009         59,623
       400,000  REGIONAL DIVERSIFIED FUNDING+/-++                                             6.70    01/25/2036        402,000
       100,000  SABMILLER PLC+/-++                                                            5.67    07/01/2009        100,069
       305,000  TELUS CORPORATION                                                             7.50    06/01/2007        308,043
       200,000  TRANSOCEAN INCORPORATED+/-                                                    5.57    09/05/2008        200,091
       230,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                                 6.50    12/15/2008        232,884
       200,000  YORKSHIRE POWER FINANCE SERIES B                                              6.50    02/25/2008        202,177
TOTAL FOREIGN CORPORATE BONDS (COST $1,504,194)                                                                       1,504,887
                                                                                                                   ------------
MUNICIPAL BONDS & NOTES - 1.94%

CALIFORNIA - 0.35%
       100,000  ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE REVENUE,
                FIRST SECURITY BANK LOC)                                                      7.38    09/01/2020        103,528
                                                                                                                   ------------
ILLINOIS - 0.37%
       125,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                                   5.88    12/01/2008        111,311
                                                                                                                   ------------
MASSACHUSETTS - 0.54%
       155,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                UNIVERSITY REVENUE, MBIA INSURED)                                             7.04    10/01/2028        160,887
                                                                                                                   ------------
NEW JERSEY - 0.68%
       205,000  BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)                  5.43    04/13/2007        204,190
                                                                                                                   ------------
TOTAL MUNICIPAL BONDS & NOTES (COST $579,608)                                                                           579,916
                                                                                                                   ------------
COLLATERAL FOR SECURITIES LENDING - 1.04%

COLLATERAL INVESTED IN OTHER ASSETS - 1.04%
           630  ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                     5.46    01/16/2007            630
           320  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                       5.38    06/29/2007            320
           279  ABN AMRO BANK NV+/-                                                           5.43    05/11/2007            279
           110  ALLIED IRISH BANKS NORTH AMERICA                                              5.31    12/04/2006            110
           914  AMERICAN EXPRESS BANK+/-                                                      5.39    11/21/2007            915
         4,202  AMERICAN EXPRESS BANK FSB+/-                                                  5.28    01/26/2007          4,202
         2,649  AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.35    12/14/2007          2,650
            91  AMERICAN HONDA FINANCE+/-++                                                   5.46    09/27/2007             91
         2,284  ATLAS CAPITAL FUNDING CORPORATION+/-++                                        5.34    05/10/2007          2,284
         1,827  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30    04/25/2007          1,827
           127  ATOMIUM FUNDING CORPORATION                                                   5.35    02/08/2007            126
           329  BANK OF AMERICA NA+/-                                                         5.69    09/06/2007            330
            82  BANK OF IRELAND                                                               5.30    12/05/2006             82
           228  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                         5.42    01/12/2007            228
           457  BEAR STEARNS & COMPANY+/-                                                     5.94    09/27/2007            459
        19,642  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $19,645)          5.36    12/01/2006         19,642
         9,136  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $9,137)           5.36    12/01/2006          9,136
           175  BEAR STEARNS & COMPANY SERIES MTNB+/-                                         5.53    01/16/2007            175
         5,938  BEAR STEARNS COMPANIES INCORPORATED+/-                                        5.39    02/23/2007          5,938
         1,370  BETA FINANCE INCORPORATED+/-++                                                5.34    07/17/2007          1,371
           183  BHP BILLITON FINANCE (USA) LIMITED                                            5.32    12/28/2006            182
         5,938  BUCKINGHAM II CDO LLC                                                         5.31    12/20/2006          5,922
         2,284  BUCKINGHAM II CDO LLC++                                                       5.34    01/22/2007          2,267

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE      DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      4,629   BUCKINGHAM III CDO LLC                                                         5.30%   12/06/2006   $      4,625
       2,284   BUCKINGHAM III CDO LLC++                                                       5.31    12/15/2006          2,279
       1,311   CAIRN HIGH GRADE FUNDING I LLC++                                               5.35    02/01/2007          1,299
       1,553   CANCARA ASSET SECURITIZATION LIMITED++                                         5.33    12/04/2006          1,552
      13,247   CEDAR SPRINGS CAPITAL COMPANY                                                  5.35    12/01/2006         13,247
       1,343   CEDAR SPRINGS CAPITAL COMPANY                                                  5.30    12/06/2006          1,342
         655   CEDAR SPRINGS CAPITAL COMPANY                                                  5.33    12/18/2006            654
          34   CEDAR SPRINGS CAPITAL COMPANY++                                                5.35    01/08/2007             34
         335   CEDAR SPRINGS CAPITAL COMPANY                                                  5.36    02/02/2007            332
          76   CEDAR SPRINGS CAPITAL COMPANY++                                                5.38    03/12/2007             75
       7,559   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $7,560)                         5.36    12/01/2006          7,559
          23   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                     5.36    01/17/2007             23
         457   CREDIT SUISSE FIRST BOSTON+/-                                                  5.36    03/27/2007            457
         411   CREDIT SUISSE FIRST BOSTON+/-                                                  5.47    04/05/2007            411
         209   CREDIT SUISSE FIRST BOSTON+/-                                                  5.74    10/29/2007            210
          23   CROWN POINT CAPITAL COMPANY                                                    5.39    04/17/2007             22
         640   CULLINAN FINANCE CORPORATION+/-++                                              5.28    12/20/2006            639
          82   CULLINAN FINANCE CORPORATION++                                                 5.32    12/21/2006             81
       3,144   DEER VALLEY FUNDING LLC                                                        5.31    12/11/2006          3,139
         458   DEER VALLEY FUNDING LLC                                                        5.31    12/14/2006            457
       4,568   DEER VALLEY FUNDING LLC                                                        5.31    12/15/2006          4,559
       4,568   DEER VALLEY FUNDING LLC                                                        5.34    01/23/2007          4,533
         489   DEER VALLEY FUNDING LLC++                                                      5.35    01/24/2007            485
       1,358   DEER VALLEY FUNDING LLC                                                        5.35    02/06/2007          1,345
       1,096   DEER VALLEY FUNDING LLC++                                                      5.37    02/27/2007          1,082
         208   DEUTSCHE BANK AG+/-                                                            5.37    03/15/2007            207
         183   FAIRWAY FINANCE CORPORATION++                                                  5.33    12/11/2006            182
       1,784   FAIRWAY FINANCE CORPORATION++                                                  5.32    12/15/2006          1,780
      34,716   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $34,721)                     5.36    12/01/2006         34,716
       4,568   FIVE FINANCE INCORPORATED+/-++                                                 5.37    01/25/2007          4,570
          72   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                               5.31    12/08/2006             72
       3,160   FOX TROT CDO LIMITED                                                           5.29    12/01/2006          3,160
       4,593   FOX TROT CDO LIMITED                                                           5.31    12/12/2006          4,586
       1,462   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                  5.40    06/18/2007          1,462
       1,845   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                        5.44    06/22/2007          1,846
       3,110   GENWORTH FINANCIAL INCORPORATED+/-                                             5.53    06/15/2007          3,114
       2,284   GERMAN RESIDENTIAL FUNDING+/-++                                                5.35    08/22/2007          2,284
         320   GOLDMAN SACHS & COMPANY+/-                                                     5.51    01/09/2007            320
       4,568   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                                5.46    03/30/2007          4,570
         932   HBOS TREASURY SERVICES PLC+/-++                                                5.45    01/12/2007            932
          64   IBM CORPORATION SERIES MTN+/-                                                  5.36    06/28/2007             64
         280   ICICI BANK LIMITED                                                             5.43    12/01/2006            280
       3,198   ING USA ANNUITY & LIFE INSURANCE+/-                                            5.39    09/17/2007          3,198
         181   IRISH LIFE & PERMANENT PLC                                                     5.40    12/13/2006            181
          23   IRISH LIFE & PERMANENT PLC++                                                   5.38    04/04/2007             22
         434   JPMORGAN CHASE & COMPANY+/-                                                    5.52    12/18/2006            434
       5,847   KAUPTHING BANK SERIES MTN+/-++                                                 5.38    03/20/2007          5,845
         741   LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.30    12/01/2006            741
       1,887   LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.31    12/12/2006          1,884
         354   LA FAYETTE ASSET SECURITIZATION CORPORATION++                                  5.31    12/15/2006            354
       1,485   LA FAYETTE ASSET SECURITIZATION CORPORATION                                    5.30    12/28/2006          1,479
         425   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                       5.49    04/20/2007            425
         365   LIBERTY LIGHT US CAPITAL+/-++                                                  5.47    04/16/2007            366
       3,868   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                           5.31    12/08/2006          3,864
         650   LIBERTY STREET FUNDING CORPORATION++                                           5.31    12/15/2006            649
       9,090   LIBERTY STREET FUNDING CORPORATION++                                           5.29    12/29/2006          9,053

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                                                            INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE      DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      3,198   LIQUID FUNDING LIMITED+/-++                                                    5.29%   12/01/2006   $      3,198
       1,644   LIQUID FUNDING LIMITED++                                                       5.30    12/07/2006          1,643
          25   LIQUID FUNDING LIMITED++                                                       5.34    12/15/2006             25
         443   LIQUID FUNDING LIMITED                                                         5.32    12/27/2006            441
       1,370   LIQUID FUNDING LIMITED                                                         5.44    12/28/2006          1,365
       3,198   LIQUID FUNDING LIMITED+/-++                                                    5.35    12/29/2006          3,197
          39   MANE FUNDING CORPORATION                                                       5.31    12/18/2006             39
         425   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.50    01/26/2007            425
          46   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.53    04/20/2007             46
         274   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.47    08/27/2007            274
         587   MORGAN STANLEY+/-                                                              5.51    01/12/2007            588
          91   MORGAN STANLEY+/-                                                              5.48    01/19/2007             91
         356   MORGAN STANLEY+/-                                                              5.50    02/15/2007            356
       1,405   MORGAN STANLEY SERIES EXL+/-                                                   5.38    12/14/2007          1,405
       2,284   NATEXIS BANQUES POPULAIRES+/-++                                                5.37    11/09/2007          2,282
       2,736   NATIONWIDE BUILDING SOCIETY+/-++                                               5.51    12/11/2006          2,736
       3,604   NATIONWIDE BUILDING SOCIETY+/-++                                               5.49    07/20/2007          3,608
          30   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.31    12/15/2006             29
         491   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.32    12/21/2006            489
         324   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      5.33    12/22/2006            323
       4,149   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.30    12/29/2006          4,132
       2,746   NORTH SEA FUNDING                                                              5.32    12/28/2006          2,735
       4,290   RACERS TRUST SERIES 2004-6-MM+/-++                                             5.34    05/22/2007          4,290
          91   RANGER FUNDING CORPORATION                                                     5.32    12/15/2006             91
         123   RANGER FUNDING CORPORATION                                                     5.33    12/21/2006            123
         274   REGENCY MARKETS #1                                                             5.33    12/07/2006            274
         110   REGENCY MARKETS #1                                                             5.32    12/15/2006            109
         484   REGENCY MARKETS #1                                                             5.32    12/18/2006            483
         299   ROYAL BANK OF SCOTLAND PLC+/-++                                                5.37    03/30/2007            299
          32   SAINT GERMAIN FUNDING++                                                        5.35    01/16/2007             32
       2,284   SEDNA FINANCE INCORPORATED+/-++                                                5.36    12/08/2006          2,284
       2,193   SEDNA FINANCE INCORPORATED+/-++                                                5.33    04/11/2007          2,193
       6,411   SLM CORPORATION+/-                                                             5.50    01/25/2007          6,413
         468   SLM CORPORATION+/-                                                             5.59    07/25/2007            469
       1,827   SLM CORPORATION+/-++                                                           5.32    12/12/2007          1,828
          55   SVENSKA HANDELSBANKEN INCORPORATED                                             5.34    01/26/2007             54
       5,382   TASMAN FUNDING INCORPORATED++                                                  5.30    12/04/2006          5,379
         943   THAMES ASSET GLOBAL SECURITIZATION #1                                          5.29    12/29/2006            940
         207   THAMES ASSET GLOBAL SECURITIZATION #1++                                        5.33    01/11/2007            206
         136   THUNDER BAY FUNDING INCORPORATED                                               5.31    12/15/2006            136
         322   TICONDEROGA FUNDING LLC                                                        5.32    12/27/2006            321
       3,168   TICONDEROGA FUNDING LLC                                                        5.32    12/28/2006          3,156
      13,031   TIERRA ALTA FUNDING I LIMITED                                                  5.31    12/19/2006         12,997
       9,136   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      5.51    12/31/2007          9,136
       1,756   TRAVELERS INSURANCE COMPANY+/-                                                 5.39    02/09/2007          1,756
          23   TULIP FUNDING CORPORATION                                                      5.38    04/25/2007             23
         228   UBS FINANCE (DELAWARE) LLC                                                     5.33    12/05/2006            228
       2,284   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             5.33    03/09/2007          2,284
       3,609   VARIABLE FUNDING CAPITAL CORPORATION                                           5.32    12/06/2006          3,606
         210   VERSAILLES CDS LLC++                                                           5.34    12/19/2006            209
         143   VERSAILLES CDS LLC++                                                           5.33    12/21/2006            142
          35   VERSAILLES CDS LLC++                                                           5.32    12/22/2006             35
         739   VERSAILLES CDS LLC                                                             5.31    12/28/2006            736
       2,284   WAL-MART STORES INCORPORATED+/-                                                5.26    03/28/2007          2,284
         320   WHISTLEJACKET CAPITAL LIMITED                                                  5.30    12/07/2006            320
         353   WHISTLEJACKET CAPITAL LIMITED                                                  5.31    12/12/2006            353

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

                                                               INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                     RATE      DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$         981  WHITE PINE FINANCE LLC                            5.31%   12/13/2006   $        980
          190  WHITE PINE FINANCE LLC++                          5.31    12/15/2006            189
        2,837  WORLD OMNI VEHICLE LEASING                        5.31    12/11/2006          2,833
          914  WORLD OMNI VEHICLE LEASING                        5.31    12/12/2006            912
       11,214  WORLD OMNI VEHICLE LEASING                        5.31    12/14/2006         11,193
                                                                                           310,970
                                                                                      ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $310,970)                                    310,970
                                                                                      ------------
SHARES

TOTAL SHORT-TERM INVESTMENTS - 8.46%
WELLS FARGO MONEY MARKET TRUST - 8.46%
    2,532,211  WELLS FARGO MONEY MARKET TRUST~+++                                        2,532,211
TOTAL SHORT-TERM INVESTMENTS (COST $2,532,211)                                           2,532,211
                                                                                      ------------
PRINCIPAL

US TREASURY SECURITIES - 0.13%

US TREASURY BILLS - 0.13%
$      40,000  US TREASURY BILL^#                                4.98    01/25/2007         39,704
TOTAL US TREASURY SECURITIES (COST $39,696)                                                 39,704
                                                                                      ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $29,948,430)*                     100.55%                                       $ 30,094,075
OTHER ASSETS AND LIABILITIES, NET        (0.55)                                           (164,078)
                                       -------                                        ------------
TOTAL NET ASSETS                        100.00%                                       $ 29,929,997
                                       =======                                        ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   Variable rate investments.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(I)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $2,532,211.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

             STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       DIVERSIFIED       HIGH YIELD             INCOME
                                                                         BOND FUND        BOND FUND          PLUS FUND
----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................   $          0    $ 111,276,426       $ 56,390,747
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................     97,578,442                0                  0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................              0       19,685,173         18,415,762
  INVESTMENTS IN AFFILIATES .......................................              0        4,322,629            379,747
  REPURCHASE AGREEMENTS ...........................................              0                0                  0
                                                                      ------------    -------------       ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................     97,578,442      135,284,228         75,186,256
                                                                      ------------    -------------       ------------
  CASH ............................................................         25,000           50,000                  0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................              0                0                  0
  RECEIVABLE FOR FUND SHARES ISSUED ...............................          7,921            9,965             31,485
  RECEIVABLE FOR INVESTMENTS SOLD .................................              0        1,699,881             19,158
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................              0        2,044,194            666,578
  PREPAID EXPENSES AND OTHER ASSETS ...............................              0                0                  0
                                                                      ------------    -------------       ------------
TOTAL ASSETS ......................................................     97,611,363      139,088,268         75,903,477
                                                                      ------------    -------------       ------------
LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........              0                0                  0
  PAYABLE FOR FUND SHARES REDEEMED ................................          1,301          118,174            107,162
  PAYABLE FOR INVESTMENTS PURCHASED ...............................              0        5,743,760          2,456,328
  DIVIDENDS PAYABLE ...............................................              0          619,944                  0
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          6,574           71,990             25,192
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........         27,647           47,753             26,136
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................              0       19,685,173         18,415,762
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................         50,456           21,627              4,660
                                                                      ------------    -------------       ------------
TOTAL LIABILITIES .................................................         85,978       26,308,421         21,035,240
                                                                      ------------    -------------       ------------
TOTAL NET ASSETS ..................................................   $ 97,525,385    $ 112,779,847       $ 54,868,237
                                                                      ============    =============       ============
NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------
 PAID-IN CAPITAL ..................................................   $ 95,193,813    $ 113,200,487       $ 63,231,257
 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................         33,529           21,746           (258,975)
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............      1,024,712       (1,912,669)        (8,608,289)
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
   FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
   DENOMINATED IN FOREIGN CURRENCIES ..............................      1,273,331        1,470,283            504,244
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............              0                0                  0
                                                                      ------------    -------------       ------------
TOTAL NET ASSETS ..................................................   $ 97,525,385    $ 112,779,847       $ 54,868,237
                                                                      ============    =============       ============

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------
 NET ASSETS - CLASS A .............................................            N/A    $  78,623,899       $ 36,468,572
 SHARES OUTSTANDING - CLASS A .....................................            N/A        7,583,110          3,393,080
 NET ASSET VALUE PER SHARE - CLASS A ..............................            N/A    $       10.37       $      10.75
 MAXIMUM OFFERING PRICE PER SHARE - CLASS A .......................            N/A    $       10.86(2)    $      11.26(2)
 NET ASSETS - CLASS B .............................................            N/A    $  20,031,735       $ 13,186,038
 SHARES OUTSTANDING - CLASS B .....................................            N/A        1,932,114          1,226,576
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........            N/A    $       10.37       $      10.75
 NET ASSETS - CLASS C .............................................            N/A    $  14,124,213       $  5,213,627
 SHARES OUTSTANDING - CLASS C .....................................            N/A        1,361,410            485,059
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........            N/A    $       10.37       $      10.75
 NET ASSETS - CLASS Z .............................................            N/A              N/A                N/A
 SHARES OUTSTANDING - CLASS Z .....................................            N/A              N/A                N/A
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...........            N/A              N/A                N/A
 NET ASSETS - ADMINISTRATOR CLASS .................................   $ 97,525,385              N/A                N/A
 SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................      3,878,939              N/A                N/A
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS   $      25.14              N/A                N/A
 NET ASSETS - INSTITUTIONAL CLASS .................................            N/A              N/A                N/A
 SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................            N/A              N/A                N/A
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS            N/A              N/A                N/A
                                                                      ------------    -------------       ------------
INVESTMENTS AT COST ...............................................   $ 96,305,111    $ 133,813,945       $ 74,682,032
                                                                      ============    =============       ============
SECURITIES ON LOAN, AT MARKET VALUE ...............................   $          0    $  19,180,212       $ 18,126,855
                                                                      ============    =============       ============


                                                                         INFLATION-        INTERMEDIATE      SHORT DURATION
                                                                          PROTECTED          GOVERNMENT          GOVERNMENT
                                                                          BOND FUND         INCOME FUND           BOND FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................   $           0       $ 485,573,220       $ 513,193,118
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................      99,429,383                   0                   0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................               0         258,780,477         236,018,486
  INVESTMENTS IN AFFILIATES .......................................               0                   0                   0
  REPURCHASE AGREEMENTS ...........................................               0          82,049,000             716,000
                                                                      -------------       -------------       -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................      99,429,383         826,402,697         749,927,604
                                                                      -------------       -------------       -------------
  CASH ............................................................          25,000              50,790             100,418
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................               0              93,438                   0
  RECEIVABLE FOR FUND SHARES ISSUED ...............................          98,796             217,864             368,088
  RECEIVABLE FOR INVESTMENTS SOLD .................................               0           5,942,583          15,052,661
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................               0           2,958,449          11,528,474
  PREPAID EXPENSES AND OTHER ASSETS ...............................               0                   0                   0
                                                                      -------------       -------------       -------------
TOTAL ASSETS ......................................................      99,553,179         835,665,821         776,977,245
                                                                      -------------       -------------       -------------
LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........               0                   0                   0
  PAYABLE FOR FUND SHARES REDEEMED ................................          31,522             112,143             138,820
  PAYABLE FOR INVESTMENTS PURCHASED ...............................               0          16,003,452          42,479,111
  DIVIDENDS PAYABLE ...............................................         265,052                   0           1,870,884
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........           8,511             215,408             144,883
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........          35,614             133,248             113,503
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................               0         258,780,477         236,018,486
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................          61,677              17,469              48,400
                                                                      -------------       -------------       -------------
TOTAL LIABILITIES .................................................         402,376         275,262,197         280,814,087
                                                                      -------------       -------------       -------------
TOTAL NET ASSETS ..................................................   $  99,150,803       $ 560,403,624       $ 496,163,158
                                                                      =============       =============       =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
 PAID-IN CAPITAL ..................................................   $ 103,236,167       $ 619,208,406       $ 518,434,520
 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................         448,429          (2,438,464)           (447,211)
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............      (2,779,664)        (55,235,989)        (21,549,326)
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
   FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
   DENOMINATED IN FOREIGN CURRENCIES ..............................      (1,754,129)         (1,324,962)           (274,825)
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............               0             194,633                   0
                                                                      -------------       -------------       -------------
TOTAL NET ASSETS ..................................................   $  99,150,803       $ 560,403,624       $ 496,163,158
                                                                      -------------       -------------       -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS - CLASS A .............................................   $  28,439,601       $ 117,027,007       $  76,933,301
 SHARES OUTSTANDING - CLASS A .....................................       2,897,993          10,920,301           7,775,976
 NET ASSET VALUE PER SHARE - CLASS A ..............................   $        9.81       $       10.72       $        9.89
 MAXIMUM OFFERING PRICE PER SHARE - CLASS A .......................   $       10.27(2)    $       11.23(2)    $       10.20(3)
 NET ASSETS - CLASS B .............................................   $   9,244,346       $  17,935,265       $  15,673,998
 SHARES OUTSTANDING - CLASS B .....................................         944,347           1,676,105           1,583,157
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........   $        9.79       $       10.70       $        9.90
 NET ASSETS - CLASS C .............................................   $   9,231,070       $   8,694,993       $   9,791,986
 SHARES OUTSTANDING - CLASS C .....................................         942,528             814,524             988,260
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........   $        9.79       $       10.67       $        9.91
 NET ASSETS - CLASS Z .............................................             N/A                 N/A                 N/A
 SHARES OUTSTANDING - CLASS Z .....................................             N/A                 N/A                 N/A
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...........             N/A                 N/A                 N/A
 NET ASSETS - ADMINISTRATOR CLASS .................................   $  52,235,786       $ 416,746,359       $ 353,602,600
 SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................       5,334,794          38,913,481          35,696,031
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS   $        9.79       $       10.71       $        9.91
 NET ASSETS - INSTITUTIONAL CLASS .................................             N/A                 N/A       $  40,161,273
 SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................             N/A                 N/A           4,053,696
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS             N/A                 N/A       $        9.91
                                                                      -------------       -------------       -------------
INVESTMENTS AT COST ...............................................   $ 101,183,512       $ 827,727,659       $ 750,202,429
                                                                      =============       =============       =============
SECURITIES ON LOAN, AT MARKET VALUE ...............................   $           0       $ 254,956,673       $ 232,013,395
                                                                      =============       =============       =============


                                                                             STABLE          STRATEGIC
                                                                             INCOME             INCOME         TOTAL RETURN
                                                                               FUND               FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................   $           0       $ 34,631,811       $            0
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................     427,232,176                  0        1,286,528,138
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................               0          1,983,688                    0
  INVESTMENTS IN AFFILIATES .......................................               0          4,769,036                    0
  REPURCHASE AGREEMENTS ...........................................               0                  0                    0
                                                                      -------------       -------------       -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................     427,232,176         41,384,535        1,286,528,138
                                                                      -------------       -------------       -------------
  CASH ............................................................          25,000                  0                    0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................               0                  0                    0
  RECEIVABLE FOR FUND SHARES ISSUED ...............................         119,945             15,965              226,930
  RECEIVABLE FOR INVESTMENTS SOLD .................................               0            200,054                    0
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................               0            655,087                    0
  PREPAID EXPENSES AND OTHER ASSETS ...............................               0                  0               64,989
                                                                      -------------       -------------       -------------
TOTAL ASSETS ......................................................     427,377,121         42,255,641        1,286,820,057
                                                                      -------------       -------------       -------------
LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........               0                  0                    0
  PAYABLE FOR FUND SHARES REDEEMED ................................         308,693                 90              201,856
  PAYABLE FOR INVESTMENTS PURCHASED ...............................               0            673,868                    0
  DIVIDENDS PAYABLE ...............................................               0            192,908            5,062,917
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          22,390             17,288               42,932
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........          99,614             17,167              204,030
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................               0          1,983,688                    0
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................          29,214              5,486                    0
                                                                      -------------       -------------       -------------
TOTAL LIABILITIES .................................................         459,911          2,890,495            5,511,735
                                                                      -------------       -------------       -------------
TOTAL NET ASSETS ..................................................   $ 426,917,210       $ 39,365,146       $1,281,308,322
                                                                      =============       ============       ==============
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
 PAID-IN CAPITAL ..................................................   $ 431,879,568       $ 38,057,413       $1,308,323,298
 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................          89,313             (1,866)             843,632
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............      (3,342,595)            97,088          (43,900,116)
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
   FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
   DENOMINATED IN FOREIGN CURRENCIES ..............................      (1,709,076)         1,212,511           16,041,508
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............               0                  0                    0
                                                                      -------------       -------------       -------------
TOTAL NET ASSETS ..................................................   $ 426,917,210       $ 39,365,146       $1,281,308,322
                                                                      =============       ============       ==============


COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------
 NET ASSETS - CLASS A .............................................   $  57,659,229       $ 25,506,972       $   66,249,826
 SHARES OUTSTANDING - CLASS A .....................................       5,603,338          2,446,748            5,335,752
 NET ASSET VALUE PER SHARE - CLASS A ..............................   $       10.29       $      10.42       $        12.42
 MAXIMUM OFFERING PRICE PER SHARE - CLASS A .......................   $       10.50(4)    $      10.91(2)    $        13.01(2)
 NET ASSETS - CLASS B .............................................   $   8,202,310       $  9,751,276       $   19,562,596
 SHARES OUTSTANDING - CLASS B .....................................         798,050            935,149            1,574,074
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........   $       10.28       $      10.43       $        12.43
 NET ASSETS - CLASS C .............................................   $   4,270,519       $  4,106,898       $    6,812,673
 SHARES OUTSTANDING - CLASS C .....................................         416,220            394,519              551,180
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........   $       10.26       $      10.41       $        12.36
 NET ASSETS - CLASS Z .............................................             N/A                N/A       $    4,533,508
 SHARES OUTSTANDING - CLASS Z .....................................             N/A                N/A              371,509
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...........             N/A                N/A       $        12.20
 NET ASSETS - ADMINISTRATOR CLASS .................................   $ 356,785,152                N/A       $  804,020,186
 SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................      34,684,020                N/A           65,864,161
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS   $       10.29                N/A       $        12.21
 NET ASSETS - INSTITUTIONAL CLASS .................................             N/A                N/A       $  380,129,533
 SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................             N/A                N/A           31,155,565
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS             N/A                N/A       $        12.20
                                                                      -------------       -------------       -------------
INVESTMENTS AT COST ...............................................   $ 428,941,252       $ 40,172,024       $1,270,486,630
                                                                      -------------       -------------       -------------
SECURITIES ON LOAN, AT MARKET VALUE ...............................   $           0       $  1,939,764       $            0
                                                                      =============       ============       ==============


                                                                       ULTRA-SHORT
                                                                          DURATION
                                                                         BOND FUND
----------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................   $ 27,250,894
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .....................              0
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................        310,970
  INVESTMENTS IN AFFILIATES .......................................      2,532,211
  REPURCHASE AGREEMENTS ...........................................              0
                                                                      ------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................     30,094,075
                                                                      ------------
  CASH ............................................................              0
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ................              0
  RECEIVABLE FOR FUND SHARES ISSUED ...............................         36,030
  RECEIVABLE FOR INVESTMENTS SOLD .................................         52,524
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................        232,877
  PREPAID EXPENSES AND OTHER ASSETS ...............................              0
                                                                      ------------
TOTAL ASSETS ......................................................     30,415,506
                                                                      ------------
LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS .........          5,813
  PAYABLE FOR FUND SHARES REDEEMED ................................         18,104
  PAYABLE FOR INVESTMENTS PURCHASED ...............................              0
  DIVIDENDS PAYABLE ...............................................        116,592
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........          7,032
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........         12,711
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................        310,970
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................         14,287
                                                                      ------------
TOTAL LIABILITIES .................................................        485,509
                                                                      ------------
TOTAL NET ASSETS ..................................................   $ 29,929,997
                                                                      ============

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------
 PAID-IN CAPITAL ..................................................   $ 34,645,096
 UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................        (35,235)
 UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............     (4,816,097)
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
   FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
   DENOMINATED IN FOREIGN CURRENCIES ..............................        145,645
 NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES ............         (9,412)
                                                                      ------------
TOTAL NET ASSETS ..................................................   $ 29,929,997
                                                                      ------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------
 NET ASSETS - CLASS A .............................................   $ 12,991,545
 SHARES OUTSTANDING - CLASS A .....................................      1,357,407
 NET ASSET VALUE PER SHARE - CLASS A ..............................   $       9.57
 MAXIMUM OFFERING PRICE PER SHARE - CLASS A .......................   $       9.79(4)
 NET ASSETS - CLASS B .............................................   $  5,230,616
 SHARES OUTSTANDING - CLASS B .....................................        547,705
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...........   $       9.55
 NET ASSETS - CLASS C .............................................   $  3,292,054
 SHARES OUTSTANDING - CLASS C .....................................        344,026
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...........   $       9.57
 NET ASSETS - CLASS Z .............................................   $  8,415,782
 SHARES OUTSTANDING - CLASS Z .....................................        882,488
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ...........   $       9.54
 NET ASSETS - ADMINISTRATOR CLASS .................................            N/A
 SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................            N/A
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS            N/A
 NET ASSETS - INSTITUTIONAL CLASS .................................            N/A
 SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................            N/A
                                                                      ------------
 NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS            N/A
                                                                      ------------
INVESTMENTS AT COST ...............................................   $ 29,948,430
                                                                      ============
SECURITIES ON LOAN, AT MARKET VALUE ...............................   $    307,491
                                                                      ============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/95.50 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(3) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/97.00 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

(4) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/98.00 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    76 & 77

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                      STATEMENTS OF OPERATIONS--
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                      INFLATION
                                                                       DIVERSIFIED     HIGH YIELD         INCOME      PROTECTED
                                                                         BOND FUND      BOND FUND      PLUS FUND      BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .......................................................   $          0    $         0    $         0    $         0
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........         48,866              0              0         44,721
  INTEREST ........................................................              0      4,679,833      1,684,021            475
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....      2,647,993              0              0      2,791,880
  INCOME FROM AFFILIATED SECURITIES ...............................              0         74,581         50,712              0
  SECURITIES LENDING INCOME, NET ..................................              0         23,808         14,160              0
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ............       (220,350)             0              0       (250,714)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............         88,994              0              0         34,600
                                                                      ------------    -----------    -----------    -----------
TOTAL INVESTMENT INCOME ...........................................      2,565,503      4,778,222      1,748,893      2,620,962
                                                                      ------------    -----------    -----------    -----------
EXPENSES
  ADVISORY FEES ...................................................        122,176        316,658        156,666              0
  ADMINISTRATION FEES
   FUND LEVEL .....................................................         24,435         28,787         14,242         25,804
   CLASS A ........................................................            N/A        111,586         52,485         40,280
   CLASS B ........................................................            N/A         28,963         19,745         13,716
   CLASS C ........................................................            N/A         20,660          7,529         13,751
   CLASS Z ........................................................            N/A            N/A            N/A            N/A
   ADMINISTRATOR CLASS ............................................         48,871            N/A            N/A         27,412
   INSTITUTIONAL CLASS ............................................            N/A            N/A            N/A            N/A
 CUSTODY FEES .....................................................              0         11,515          5,697              0
 SHAREHOLDER SERVICING FEES .......................................        122,176        143,935         71,213        129,018
 ACCOUNTING FEES ..................................................         12,324         12,733         11,365         31,144
 DISTRIBUTION FEES (NOTE 3)
   CLASS B ........................................................            N/A         77,577         52,887         36,739
   CLASS C ........................................................            N/A         55,339         20,165         36,833
 PROFESSIONAL FEES ................................................          1,354         15,138          9,615          5,510
 REGISTRATION FEES ................................................          1,187         18,078         25,639         10,779
 SHAREHOLDER REPORTS ..............................................            961         20,044          6,566          4,935
 TRUSTEES' FEES ...................................................          4,299          4,299          4,299          4,299
 OTHER FEES AND EXPENSES ..........................................            152          5,081          2,157          3,718
                                                                      ------------    -----------    -----------    -----------
TOTAL EXPENSES ....................................................        337,935        870,393        460,270        383,938
                                                                      ------------    -----------    -----------    -----------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................       (127,198)       (75,371)      (102,368)      (156,346)
  NET EXPENSES ....................................................        210,737        795,022        357,902        227,592
                                                                      ------------    -----------    -----------    -----------
NET INVESTMENT INCOME (LOSS) ......................................      2,354,766      3,983,200      1,390,991      2,393,370
                                                                      ------------    -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..              0     (1,037,932)      (182,568)             0
 FUTURES TRANSACTIONS .............................................              0              0              0              0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........         17,389              0              0     (1,072,408)
 FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ............        290,257              0              0        104,147
 OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM
   MASTER PORTFOLIOS ..............................................             (2)             0              0              0
                                                                      ------------    -----------    -----------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................        307,644     (1,037,932)      (182,568)      (968,261)
                                                                      ------------    -----------    -----------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..              0      2,640,540      1,681,417              0
 FUTURES TRANSACTIONS .............................................              0              0              0              0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........      2,853,377              0              0      3,140,824
 FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM
   MASTER PORTFOLIOS ..............................................       (165,891)             0              0              0
                                                                      ------------    -----------    -----------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      2,687,486      2,640,540      1,681,417      3,140,824
                                                                      ------------    -----------    -----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      2,995,130      1,602,608      1,498,849      2,172,563
                                                                      ------------    -----------    -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $  5,349,896    $ 5,585,808    $ 2,889,840    $ 4,565,933
                                                                      ============    ===========    ===========    ===========


                                                                      INTERMEDIATE  SHORT DURATION          STABLE      STRATEGIC
                                                                        GOVERNMENT      GOVERNMENT          INCOME         INCOME
                                                                       INCOME FUND       BOND FUND            FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS .......................................................   $          0    $          0    $          0    $     5,279
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........              0               0         383,442              0
  INTEREST ........................................................     13,295,029      12,439,712               0      1,227,414
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....              0               0      10,404,469              0
  INCOME FROM AFFILIATED SECURITIES ...............................              0               0               0        100,157
  SECURITIES LENDING INCOME, NET ..................................         89,033         121,235               0              0
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ............              0               0      (1,016,645)             0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............              0               0         119,314              0
                                                                      ------------    ------------    ------------    -----------
TOTAL INVESTMENT INCOME ...........................................     13,384,062      12,560,947       9,890,580      1,332,850
                                                                      ------------    ------------    ------------    -----------
EXPENSES
  ADVISORY FEES ...................................................      1,221,583       1,166,581               0         95,146
  ADMINISTRATION FEES
   FUND LEVEL .....................................................        137,030         130,168         108,534          8,650
   CLASS A ........................................................        166,563         108,312          83,984         30,092
   CLASS B ........................................................         26,348          23,493          13,628         13,323
   CLASS C ........................................................         12,443          14,801           6,247          5,023
   CLASS Z ........................................................            N/A             N/A             N/A            N/A
   ADMINISTRATOR CLASS ............................................        200,719         191,679         179,975            N/A
   INSTITUTIONAL CLASS ............................................            N/A          13,037             N/A            N/A
 CUSTODY FEES .....................................................         54,812          52,067               0          3,460
 SHAREHOLDER SERVICING FEES .......................................        685,149         610,097         542,669         43,248
 ACCOUNTING FEES ..................................................         22,907          34,295          20,229         17,135
 DISTRIBUTION FEES (NOTE 3)
   CLASS B ........................................................         70,574          62,927          36,506         35,687
   CLASS C ........................................................         33,328          39,645          16,734         13,453
 PROFESSIONAL FEES ................................................         17,138          17,708           9,321         13,810
 REGISTRATION FEES ................................................         23,389          32,112          33,438          9,877
 SHAREHOLDER REPORTS ..............................................         40,631          37,182          16,778          4,951
 TRUSTEES' FEES ...................................................          4,299           4,299           4,299          4,299
 OTHER FEES AND EXPENSES ..........................................          9,833          10,482           5,655            698
                                                                      ------------    ------------    ------------    -----------
TOTAL EXPENSES ....................................................      2,726,746       2,548,885       1,077,997        298,852
                                                                      ------------    ------------    ------------    -----------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................       (521,072)       (781,475)       (436,895)       (59,418)
  NET EXPENSES ....................................................      2,205,674       1,767,410         641,102        239,434
                                                                      ------------    ------------    ------------    -----------
NET INVESTMENT INCOME (LOSS) ......................................     11,178,388      10,793,537       9,249,478      1,093,416
                                                                      ------------    ------------    ------------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..       (773,009)     (2,555,804)              0        (13,437)
 FUTURES TRANSACTIONS .............................................        (19,263)              0               0              0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........              0               0        (163,896)             0
 FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ............              0               0        (261,212)             0
 OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM
   MASTER PORTFOLIOS ..............................................              0               0          99,895              0
                                                                      ------------    ------------    ------------    -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................       (792,272)     (2,555,804)       (325,213)       (13,437)
                                                                      ------------    ------------    ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..     12,168,984       7,504,416               0        883,397
 FUTURES TRANSACTIONS .............................................        520,835               0               0              0
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........              0               0       2,966,003              0
 FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM
   MASTER PORTFOLIOS ..............................................              0               0         230,975              0
                                                                      ------------    ------------    ------------    -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS     12,689,819       7,504,416       3,196,978        883,397
                                                                      ------------    ------------    ------------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............     11,897,547       4,948,612       2,871,765        869,960
                                                                      ------------    ------------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 23,075,935    $ 15,742,149    $ 12,121,243    $ 1,963,376
                                                                      ============    ============    ============    ===========


                                                                             TOTAL      ULTRASHORT
                                                                            RETURN        DURATION
                                                                         BOND FUND       BOND FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME

  DIVIDENDS .......................................................   $          0    $          0
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...........        247,134               0
  INTEREST ........................................................         11,078         826,789
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....     33,561,319               0
  INCOME FROM AFFILIATED SECURITIES ...............................              0          25,664
  SECURITIES LENDING INCOME, NET ..................................              0               0
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ............     (2,645,176)              0
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .............        399,784               0
                                                                      ------------    ------------
TOTAL INVESTMENT INCOME ...........................................     31,574,139         852,453
                                                                      ------------    ------------
EXPENSES
  ADVISORY FEES ...................................................              0          70,091
  ADMINISTRATION FEES
   FUND LEVEL .....................................................        312,566           7,788
   CLASS A ........................................................         94,747          18,375
   CLASS B ........................................................         28,450           8,089
   CLASS C ........................................................         10,120           4,784
   CLASS Z ........................................................         13,857          19,873
   ADMINISTRATOR CLASS ............................................        395,519             N/A
   INSTITUTIONAL CLASS ............................................        143,137             N/A
 CUSTODY FEES .....................................................              0           3,115
 SHAREHOLDER SERVICING FEES .......................................      1,115,529          38,940
 ACCOUNTING FEES ..................................................         58,099          20,198
 DISTRIBUTION FEES (NOTE 3)
   CLASS B ........................................................         76,206          21,666
   CLASS C ........................................................         27,107          12,813
 PROFESSIONAL FEES ................................................         23,615           1,657
 REGISTRATION FEES ................................................         58,851          13,696
 SHAREHOLDER REPORTS ..............................................         91,748             634
 TRUSTEES' FEES ...................................................          4,299           4,299
 OTHER FEES AND EXPENSES ..........................................         20,049           2,172
                                                                      ------------    ------------
TOTAL EXPENSES ....................................................      2,473,899         248,190
                                                                      ------------    ------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................       (638,091)        (87,336)
  NET EXPENSES ....................................................      1,835,808         160,854
                                                                      ------------    ------------
NET INVESTMENT INCOME (LOSS) ......................................     29,738,331         691,599
                                                                      ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..              0           5,313
 FUTURES TRANSACTIONS .............................................              0         (21,991)
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........       (772,593)              0
 FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ............              0               0
 OPTIONS, SWAP AGREEMENT AND SHORT SALE TRANSACTIONS ALLOCATED FROM
   MASTER PORTFOLIOS ..............................................            (79)              0
                                                                      ------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................       (772,672)        (16,678)
                                                                      ------------    ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:                         0          90,684
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..
 FUTURES TRANSACTIONS .............................................              0         (20,841)
 SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .........     42,033,198               0
 FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM
   MASTER PORTFOLIOS ..............................................        (90,582)              0
                                                                      ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS     41,942,616          69,843
                                                                      ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............     41,169,944          53,165
                                                                      ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 70,908,275    $    744,764
                                                                      ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

78 & 79

WELLS FARGO ADVANTAGE INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  DIVERSIFIED BOND FUND
                                                                                            ----------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED         FOR THE
                                                                                             NOVEMBER 30, 2006      YEAR ENDED
                                                                                                   (UNAUDITED)    MAY 31, 2006
                                                                                            ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................   $       98,574,267   $ 133,276,561
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................            2,354,766       4,896,703
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................              307,644       1,700,030
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................            2,687,486      (7,140,793)
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................            5,349,896        (544,060)
                                                                                            ------------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................                  N/A             N/A
     CLASS B ............................................................................                  N/A             N/A
     CLASS C ............................................................................                  N/A             N/A
     CLASS Z ............................................................................                  N/A             N/A
     ADMINISTRATOR CLASS ................................................................           (2,448,947)     (4,901,089)
     INSTITUTIONAL CLASS ................................................................                  N/A             N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                  N/A             N/A
     CLASS B ............................................................................                  N/A             N/A
     CLASS C ............................................................................                  N/A             N/A
     CLASS Z ............................................................................                  N/A             N/A
     ADMINISTRATOR CLASS ................................................................                    0        (929,969)
     INSTITUTIONAL CLASS ................................................................                  N/A             N/A
                                                                                            ------------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................           (2,448,947)     (5,831,058)
                                                                                            ------------------   -------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................                  N/A             N/A
  COST OF SHARES REDEEMED - CLASS A .....................................................                  N/A             N/A
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A                  N/A             N/A
                                                                                            ------------------   -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................                  N/A             N/A
  COST OF SHARES REDEEMED - CLASS B .....................................................                  N/A             N/A
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B                  N/A             N/A
                                                                                            ------------------   -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                  N/A             N/A
  COST OF SHARES REDEEMED - CLASS C .....................................................                  N/A             N/A
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C                  N/A             N/A
                                                                                            ------------------   -------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                  N/A             N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                  N/A             N/A
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                  N/A             N/A
                                                                                            ------------------   -------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................           13,972,846      17,287,115
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................            1,568,499       3,771,345
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................          (19,491,176)    (49,385,636)
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................           (3,949,831)    (28,327,176)
                                                                                            ------------------   -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                  N/A             N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                  N/A             N/A
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................                  N/A             N/A
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........           (3,949,831)    (28,327,176)
                                                                                            ------------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           (1,048,882)    (34,702,294)
                                                                                            ------------------   -------------

ENDING NET ASSETS .......................................................................   $       97,525,385   $  98,574,267
                                                                                            ==================   =============

                                                                                                    HIGH YIELD BOND FUND
                                                                                            -----------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED          FOR THE
                                                                                             NOVEMBER 30, 2006       YEAR ENDED
                                                                                                   (UNAUDITED)     MAY 31, 2006
                                                                                            -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................   $      122,451,861    $ 249,070,867
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................            3,983,200       15,848,115
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................           (1,037,932)         756,118
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................            2,640,540            6,457
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................            5,585,808       16,610,690
                                                                                            ------------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................           (2,866,038)     (13,093,696)
     CLASS B ............................................................................             (664,003)      (1,548,456)
     CLASS C ............................................................................             (476,024)      (1,148,160)
     CLASS Z ............................................................................                  N/A              N/A
     ADMINISTRATOR CLASS ................................................................                  N/A              N/A
     INSTITUTIONAL CLASS ................................................................                  N/A              N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                    0          (34,567)
     CLASS B ............................................................................                    0           (4,256)
     CLASS C ............................................................................                    0           (3,083)
     CLASS Z ............................................................................                  N/A              N/A
     ADMINISTRATOR CLASS ................................................................                  N/A              N/A
     INSTITUTIONAL CLASS ................................................................                  N/A              N/A
                                                                                            ------------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................           (4,006,065)     (15,832,218)
                                                                                            ------------------    -------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................            4,184,483       14,203,873
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................            1,193,724        9,488,871
  COST OF SHARES REDEEMED - CLASS A .....................................................          (12,986,396)    (141,256,328)
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           (7,608,189)    (117,563,584)
                                                                                            ------------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................              659,963        2,054,879
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................              352,984          991,167
  COST OF SHARES REDEEMED - CLASS B .....................................................           (3,068,854)      (7,784,233)
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B           (2,055,907)      (4,738,187)
                                                                                            ------------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................              534,530        1,122,098
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................              214,219          630,091
  COST OF SHARES REDEEMED - CLASS C .....................................................           (2,336,410)      (6,847,896)
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C           (1,587,661)      (5,095,707)
                                                                                            ------------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                  N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                  N/A              N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                  N/A              N/A
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                                   N/A
                                                                                            ------------------    -------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                  N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                  N/A              N/A
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                  N/A              N/A
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................                                   N/A
                                                                                            ------------------    -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                  N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                  N/A              N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                  N/A              N/A
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................                  N/A              N/A
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          (11,251,757)    (127,397,478)
                                                                                            ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           (9,672,014)    (126,619,006)
                                                                                            ------------------    -------------

ENDING NET ASSETS .......................................................................   $      112,779,847    $ 122,451,861
                                                                                            ==================    =============

                                                                                                     INCOME PLUS FUND
                                                                                            ----------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED         FOR THE
                                                                                             NOVEMBER 30, 2006      YEAR ENDED
                                                                                                   (UNAUDITED)    MAY 31, 2006
                                                                                            ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................   $       59,408,822    $ 69,291,482
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................            1,390,991       2,694,430
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................             (182,568)        218,551
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................            1,681,417      (2,481,683)
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................            2,889,840         431,298
                                                                                            ------------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................           (1,038,629)     (2,375,551)
     CLASS B ............................................................................             (336,133)       (836,491)
     CLASS C ............................................................................             (128,543)       (298,158)
     CLASS Z ............................................................................                  N/A             N/A
     ADMINISTRATOR CLASS ................................................................                  N/A             N/A
     INSTITUTIONAL CLASS ................................................................                  N/A             N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                    0               0
     CLASS B ............................................................................                    0               0
     CLASS C ............................................................................                    0               0
     CLASS Z ............................................................................                  N/A             N/A
     ADMINISTRATOR CLASS ................................................................                  N/A             N/A
     INSTITUTIONAL CLASS ................................................................                  N/A             N/A
                                                                                            ------------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................           (1,503,305)     (3,510,200)
                                                                                            ------------------    ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................            1,516,129       6,942,586
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................              732,523       1,618,806
  COST OF SHARES REDEEMED - CLASS A .....................................................           (5,689,025)    (10,251,206)
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           (3,440,373)     (1,689,814)
                                                                                            ------------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................              309,054       1,196,361
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................              194,341         499,509
  COST OF SHARES REDEEMED - CLASS B .....................................................           (2,490,747)     (6,225,603)
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B           (1,987,352)     (4,529,733)
                                                                                            ------------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................               63,139         958,399
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................               90,048         221,989
  COST OF SHARES REDEEMED - CLASS C .....................................................             (652,582)     (1,764,599)
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C             (499,395)       (584,211)
                                                                                            ------------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                  N/A             N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                  N/A             N/A
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                  N/A             N/A
                                                                                            ------------------    ------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                  N/A             N/A
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                  N/A             N/A
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................                  N/A             N/A
                                                                                            ------------------    ------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                  N/A             N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                  N/A             N/A
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................                  N/A             N/A
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........           (5,927,120)     (6,803,758)
                                                                                            ------------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           (4,540,585)     (9,882,660)
                                                                                            ------------------    ------------

ENDING NET ASSETS .......................................................................   $       54,868,237    $ 59,408,822
                                                                                            ==================    ============

                                                                                                 INFLATION-PROTECTED BOND FUND
                                                                                              -----------------------------------
                                                                                                         FOR THE
                                                                                                SIX MONTHS ENDED          FOR THE
                                                                                               NOVEMBER 30, 2006       YEAR ENDED
                                                                                                     (UNAUDITED)     MAY 31, 2006
                                                                                              -----------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................     $      111,991,676    $ 107,715,198
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................              2,393,370        4,890,389
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................               (968,261)      (1,634,672)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................              3,140,824       (5,568,188)
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................              4,565,933       (2,312,471)
                                                                                              ------------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................               (678,796)      (1,394,179)
     CLASS B ............................................................................               (193,453)        (445,409)
     CLASS C ............................................................................               (195,197)        (483,044)
     CLASS Z ............................................................................                    N/A              N/A
     ADMINISTRATOR CLASS ................................................................             (1,349,403)      (3,097,485)
     INSTITUTIONAL CLASS ................................................................                    N/A              N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                      0         (576,053)
     CLASS B ............................................................................                      0         (205,373)
     CLASS C ............................................................................                      0         (219,661)
     CLASS Z ............................................................................                    N/A              N/A
     ADMINISTRATOR CLASS ................................................................                      0       (1,289,222)
     INSTITUTIONAL CLASS ................................................................                    N/A              N/A
                                                                                              ------------------    -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................             (2,416,849)      (7,710,426)
                                                                                              ------------------    -------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................              6,247,540       14,096,623
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................                552,825        1,810,491
  COST OF SHARES REDEEMED - CLASS A .....................................................             (6,675,655)     (14,041,757)
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A                124,710        1,865,357
                                                                                              ------------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................                269,331        2,063,470
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................                136,066          519,015
  COST OF SHARES REDEEMED - CLASS B .....................................................             (1,520,779)      (3,624,739)
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B             (1,115,382)      (1,042,254)
                                                                                              ------------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................                376,559        1,805,084
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                140,413          565,755
  COST OF SHARES REDEEMED - CLASS C .....................................................             (1,741,216)      (4,947,822)
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C             (1,224,244)      (2,576,983)
                                                                                              ------------------    -------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                    N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                    N/A              N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                    N/A              N/A
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                    N/A              N/A
                                                                                              ------------------    -------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................              5,700,667       35,394,372
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................              1,057,838        3,886,088
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................            (19,533,546)     (23,227,205)
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................            (12,775,041)      16,053,255
                                                                                              ------------------    -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                    N/A              N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                    N/A              N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                    N/A              N/A
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................                    N/A              N/A
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........            (14,989,957)      14,299,375
                                                                                              ------------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................            (12,840,873)       4,276,478
                                                                                              ------------------    -------------

ENDING NET ASSETS .......................................................................     $       99,150,803    $ 111,991,676
                                                                                              ==================    =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    80 & 81

WELLS FARGO ADVANTAGE INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 DIVERSIFIED BOND FUND
                                                                                          ---------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED         FOR THE
                                                                                          NOVEMBER 30, 2006      YEAR ENDED
                                                                                                (UNAUDITED)    MAY 31, 2006
                                                                                          -----------------     -----------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ...............................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................                 N/A             N/A
  SHARES REDEEMED - CLASS A ...........................................................                 N/A             N/A
                                                                                          -----------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................                 N/A             N/A
                                                                                          -----------------     -----------
  SHARES SOLD - CLASS B ...............................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................                 N/A             N/A
  SHARES REDEEMED - CLASS B ...........................................................                 N/A             N/A
                                                                                          -----------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................                 N/A             N/A
                                                                                          -----------------     -----------
  SHARES SOLD - CLASS C ...............................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................                 N/A             N/A
  SHARES REDEEMED - CLASS C ...........................................................                 N/A             N/A
                                                                                          -----------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................                 N/A             N/A
                                                                                          -----------------     -----------
  SHARES SOLD - CLASS Z ...............................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................                 N/A             N/A
  SHARES REDEEMED - CLASS Z ...........................................................                 N/A             N/A
                                                                                          -----------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...............................                 N/A             N/A
                                                                                          -----------------     -----------
  SHARES SOLD - ADMINISTRATOR CLASS ...................................................             564,724         685,755
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................              63,662         150,134
  SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................            (788,840)     (1,958,389)
                                                                                          -----------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................            (160,454)     (1,122,500)
                                                                                          -----------------     -----------
  SHARES SOLD - INSTITUTIONAL CLASS ...................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                 N/A             N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................                 N/A             N/A
                                                                                          -----------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................                 N/A             N/A
                                                                                          -----------------     -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS            (160,454)     (1,122,500)
                                                                                          -----------------     -----------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENET INCOME (LOSS) .........................   $          33,529     $   127,710
                                                                                          =================     ===========


                                                                                                  HIGH YIELD BOND FUND
                                                                                           ---------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED         FOR THE
                                                                                           NOVEMBER 30, 2006      YEAR ENDED
                                                                                                 (UNAUDITED)    MAY 31, 2006
                                                                                           -----------------    ------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ...............................................................              408,028       1,382,225
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................              117,145         923,371
  SHARES REDEEMED - CLASS A ...........................................................           (1,274,574)    (13,754,714)
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................             (749,401)    (11,449,118)
                                                                                           -----------------    ------------
  SHARES SOLD - CLASS B ...............................................................               64,444         199,711
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................               34,638          96,492
  SHARES REDEEMED - CLASS B ...........................................................             (300,691)       (758,118)
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................             (201,609)       (461,915)
                                                                                           -----------------    ------------
  SHARES SOLD - CLASS C ...............................................................               52,487         109,318
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................               21,018          61,291
  SHARES REDEEMED - CLASS C ...........................................................             (229,061)       (667,308)
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................             (155,556)       (496,699)
                                                                                           -----------------    ------------
  SHARES SOLD - CLASS Z ...............................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................                  N/A             N/A
  SHARES REDEEMED - CLASS Z ...........................................................                  N/A             N/A
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...............................                  N/A             N/A
                                                                                           -----------------    ------------
  SHARES SOLD - ADMINISTRATOR CLASS ...................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                  N/A             N/A
  SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................                  N/A             N/A
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................                  N/A             N/A
                                                                                           -----------------    ------------
  SHARES SOLD - INSTITUTIONAL CLASS ...................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                  N/A             N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................                  N/A             N/A
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................                  N/A             N/A
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS           (1,106,566)    (12,407,732)
                                                                                           -----------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENET INCOME (LOSS) .........................    $          21,746    $     44,610
                                                                                           =================    ============


                                                                                                    INCOME PLUS FUND
                                                                                          ---------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED         FOR THE
                                                                                          NOVEMBER 30, 2006      YEAR ENDED
                                                                                                (UNAUDITED)    MAY 31, 2006
                                                                                          -----------------    ------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ...............................................................             142,977         640,601
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................              69,398         150,914
  SHARES REDEEMED - CLASS A ...........................................................            (538,055)       (955,058)
                                                                                          -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................            (325,680)       (163,543)
                                                                                          -----------------    ------------
  SHARES SOLD - CLASS B ...............................................................              29,303         110,608
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................              18,411          46,503
  SHARES REDEEMED - CLASS B ...........................................................            (235,440)       (576,895)
                                                                                          -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................            (187,726)       (419,784)
                                                                                          -----------------    ------------
  SHARES SOLD - CLASS C ...............................................................               5,991          88,558
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................               8,531          20,681
  SHARES REDEEMED - CLASS C ...........................................................             (61,665)       (163,850)
                                                                                          -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................             (47,143)        (54,611)
                                                                                          -----------------    ------------
  SHARES SOLD - CLASS Z ...............................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................                 N/A             N/A
  SHARES REDEEMED - CLASS Z ...........................................................                 N/A             N/A
                                                                                          -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...............................                 N/A             N/A
                                                                                          -----------------    ------------
  SHARES SOLD - ADMINISTRATOR CLASS ...................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                 N/A             N/A
  SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................                 N/A             N/A
                                                                                          -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................                 N/A             N/A
                                                                                          -----------------    ------------
  SHARES SOLD - INSTITUTIONAL CLASS ...................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                 N/A             N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................                 N/A             N/A
                                                                                          -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................                 N/A             N/A
                                                                                          -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS            (560,549)       (637,938)
                                                                                          -----------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENET INCOME (LOSS) .........................   $        (258,975)   $   (146,661)
                                                                                          =================    ============


                                                                                             INFLATION-PROTECTED BOND FUND
                                                                                           ----------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED         FOR THE
                                                                                           NOVEMBER 30, 2006      YEAR ENDED
                                                                                                 (UNAUDITED)    MAY 31, 2006
                                                                                           -----------------    ------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ...............................................................              642,980       1,398,266
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................               56,789         181,401
  SHARES REDEEMED - CLASS A ...........................................................             (688,673)     (1,414,258)
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................               11,096         165,409
                                                                                           -----------------    ------------
  SHARES SOLD - CLASS B ...............................................................               27,929         204,896
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................               14,014          52,117
  SHARES REDEEMED - CLASS B ...........................................................             (157,084)       (365,027)
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................             (115,141)       (108,014)
                                                                                           -----------------    ------------
  SHARES SOLD - CLASS C ...............................................................               38,917         180,859
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................               14,456          55,953
  SHARES REDEEMED - CLASS C ...........................................................             (180,008)       (498,113)
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................             (126,635)       (261,301)
                                                                                           -----------------    ------------
  SHARES SOLD - CLASS Z ...............................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................                  N/A             N/A
  SHARES REDEEMED - CLASS Z ...........................................................                  N/A             N/A
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...............................                  N/A             N/A
                                                                                           -----------------    ------------
  SHARES SOLD - ADMINISTRATOR CLASS ...................................................              589,895       3,518,060
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................              109,018         390,968
  SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................           (2,028,999)     (2,350,596)
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................           (1,330,086)      1,558,432
                                                                                           -----------------    ------------
  SHARES SOLD - INSTITUTIONAL CLASS ...................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                  N/A             N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................                  N/A             N/A
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................                  N/A             N/A
                                                                                           -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS           (1,560,766)      1,354,526
                                                                                           -----------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENET INCOME (LOSS) .........................    $         448,429    $    471,908
                                                                                           =================    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    82 & 83

WELLS FARGO ADVANTAGE INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                INTERMEDIATE GOVERNMENT
                                                                                                       INCOME FUND
                                                                                            ----------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED         FOR THE
                                                                                             NOVEMBER 30, 2006      YEAR ENDED
                                                                                                   (UNAUDITED)    MAY 31, 2006
                                                                                            ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................   $     549,215,734    $579,859,268
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................          11,178,388      20,694,330
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................            (792,272)     (4,576,982)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          12,689,819     (16,861,926)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          23,075,935        (744,578)
                                                                                            -----------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................          (2,581,278)     (5,237,939)
     CLASS B ............................................................................            (336,824)       (786,572)
     CLASS C ............................................................................            (159,628)       (353,109)
     CLASS Z ............................................................................                 N/A             N/A
     ADMINISTRATOR CLASS ................................................................          (9,284,122)    (16,722,887)
     INSTITUTIONAL CLASS ................................................................                 N/A             N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                   0               0
     CLASS B ............................................................................                   0               0
     CLASS C ............................................................................                   0               0
     CLASS Z ............................................................................                 N/A             N/A
     ADMINISTRATOR CLASS ................................................................                   0               0
     INSTITUTIONAL CLASS ................................................................                 N/A             N/A
                                                                                            -----------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................         (12,361,852)    (23,100,507)
                                                                                            -----------------    ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................           3,205,909       8,941,225
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................           1,950,975       3,908,363
  COST OF SHARES REDEEMED - CLASS A .....................................................         (11,526,679)    (28,732,145)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A          (6,369,795)    (15,882,557)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................             900,381         728,950
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................             250,807         573,271
  COST OF SHARES REDEEMED - CLASS B .....................................................          (3,191,979)    (10,874,648)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B          (2,040,791)     (9,572,427)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................             247,627         824,355
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................             119,006         254,764
  COST OF SHARES REDEEMED - CLASS C .....................................................          (1,043,784)     (4,264,315)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C            (677,151)     (3,185,196)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                 N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                 N/A             N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A             N/A
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................          58,558,796     154,199,563
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................           4,089,780       6,203,169
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................         (53,087,032)   (138,561,001)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................           9,561,544      21,841,731
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                 N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                 N/A             N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........             473,807      (6,798,449)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          11,187,890     (30,643,534)
                                                                                            -----------------    ------------
ENDING NET ASSETS .......................................................................   $     560,403,624    $549,215,734
                                                                                            =================    ============


                                                                                                    SHORT DURATION
                                                                                                 GOVERNMENT BOND FUND
                                                                                            ---------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED        FOR THE
                                                                                             NOVEMBER 30, 2006     YEAR ENDED
                                                                                                   (UNAUDITED)   MAY 31, 2006
                                                                                            ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................   $     536,773,067    $585,031,498
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................          10,793,537      19,778,687
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          (2,555,804)     (5,295,592)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................           7,504,416      (5,560,170)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          15,742,149       8,922,925
                                                                                            -----------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................          (1,599,426)     (3,029,423)
     CLASS B ............................................................................            (283,842)       (623,019)
     CLASS C ............................................................................            (178,908)       (434,189)
     CLASS Z ............................................................................                 N/A             N/A
     ADMINISTRATOR CLASS ................................................................          (8,381,698)    (16,233,396)
     INSTITUTIONAL CLASS ................................................................            (746,688)       (640,686)
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                   0               0
     CLASS B ............................................................................                   0               0
     CLASS C ............................................................................                   0               0
     CLASS Z ............................................................................                 N/A             N/A
     ADMINISTRATOR CLASS ................................................................                   0               0
     INSTITUTIONAL CLASS ................................................................                   0               0
                                                                                            -----------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................         (11,190,562)    (20,960,713)
                                                                                            -----------------    ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................           9,545,703      27,922,115
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................             788,977       1,792,387
  COST OF SHARES REDEEMED - CLASS A .....................................................         (11,968,209)    (44,073,975)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A          (1,633,529)    (14,359,473)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................             462,480         805,689
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................             190,531         491,342
  COST OF SHARES REDEEMED - CLASS B .....................................................          (3,459,619)     (9,556,887)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B          (2,806,608)     (8,259,856)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................              66,256         557,793
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................             129,021         363,747
  COST OF SHARES REDEEMED - CLASS C .....................................................          (2,033,328)     (8,594,754)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C          (1,838,051)     (7,673,214)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                 N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                 N/A             N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A             N/A
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................          31,071,635     136,373,557
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................           5,621,812      12,877,166
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................         (88,257,643)   (182,606,961)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................         (51,564,196)    (33,356,238)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          14,159,255      29,910,390
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................             569,079         618,148
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................          (2,047,446)     (3,100,400)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................          12,680,888      27,428,138
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........         (45,161,496)    (36,220,643)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         (40,609,909)    (48,258,431)
                                                                                            -----------------    ------------
ENDING NET ASSETS .......................................................................   $     496,163,158    $536,773,067
                                                                                            =================    ============



                                                                                                      STABLE INCOME FUND
                                                                                             ----------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED         FOR THE
                                                                                              NOVEMBER 30, 2006      YEAR ENDED
                                                                                                    (UNAUDITED)    MAY 31, 2006
                                                                                             ----------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................    $     447,498,935    $467,735,579
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................            9,249,478      17,886,388
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................             (325,213)       (541,383)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................            3,196,978      (5,839,820)
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           12,121,243      11,505,185
                                                                                             -----------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME .................................................................           (1,271,218)     (2,829,181)
     CLASS A ............................................................................             (708,138)       (958,869)
     CLASS B ............................................................................             (167,137)       (477,474)
     CLASS C ............................................................................              (78,814)       (173,011)
     CLASS Z ............................................................................                  N/A             N/A
     ADMINISTRATOR CLASS ................................................................           (8,007,379)    (14,576,406)
     INSTITUTIONAL CLASS ................................................................                    0             N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                    0               0
     CLASS B ............................................................................                    0               0
     CLASS C ............................................................................                    0               0
     CLASS Z ............................................................................                  N/A             N/A
     ADMINISTRATOR CLASS ................................................................                    0               0
     INSTITUTIONAL CLASS ................................................................                  N/A             N/A
                                                                                             -----------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................           (9,524,548)    (18,056,072)
                                                                                             -----------------    ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................           11,296,432      20,878,096
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................            1,006,346       2,267,220
  COST OF SHARES REDEEMED - CLASS A .....................................................          (19,821,658)    (40,660,247)
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           (7,518,880)    (17,514,931)
                                                                                             -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................              156,522         588,834
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................              144,825         411,409
  COST OF SHARES REDEEMED - CLASS B .....................................................           (3,675,817)    (10,223,529)
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B           (3,374,470)     (9,223,286)
                                                                                             -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................              534,648          86,313
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................               73,906         154,940
  COST OF SHARES REDEEMED - CLASS C .....................................................             (719,027)     (2,941,449)
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C             (110,473)     (2,700,196)
                                                                                             -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                  N/A             N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                  N/A             N/A
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                  N/A             N/A
                                                                                             -----------------    ------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................          107,133,128     136,859,237
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................            5,070,207       9,293,612
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................         (124,377,932)   (130,400,193)
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................          (12,174,597)     15,752,656
                                                                                             -----------------    ------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                  N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                  N/A             N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                  N/A             N/A
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................                  N/A             N/A
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          (23,178,420)    (13,685,757)
                                                                                             -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          (20,581,725)    (20,236,644)
                                                                                             -----------------    ------------
ENDING NET ASSETS .......................................................................    $     426,917,210    $447,498,935
                                                                                             =================    ============


                                                                                                   STRATEGIC INCOME FUND
                                                                                            ----------------------------------
                                                                                                        FOR THE
                                                                                               SIX MONTHS ENDED       FOR THE
                                                                                              NOVEMBER 30, 2006    YEAR ENDED
                                                                                                    (UNAUDITED)  MAY 31, 2006
                                                                                            ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..................................................................   $      32,768,209    $ 27,138,237
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................           1,093,416       1,743,741
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................             (13,437)        158,500
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................             883,397         195,114
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           1,963,376       2,097,355
                                                                                            -----------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................            (708,138)       (958,869)
     CLASS B ............................................................................            (280,079)       (574,775)
     CLASS C ............................................................................            (105,163)       (210,204)
     CLASS Z ............................................................................                 N/A             N/A
     ADMINISTRATOR CLASS ................................................................                 N/A             N/A
     INSTITUTIONAL CLASS ................................................................                 N/A             N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                   0        (260,515)
     CLASS B ............................................................................                   0        (182,637)
     CLASS C ............................................................................                   0         (67,583)
     CLASS Z ............................................................................                 N/A             N/A
     ADMINISTRATOR CLASS ................................................................                 N/A             N/A
     INSTITUTIONAL CLASS ................................................................                 N/A             N/A
                                                                                            -----------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (1,093,380)     (2,254,583)
                                                                                            -----------------    ------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................           9,699,994      11,380,618
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................             545,497       1,182,638
  COST OF SHARES REDEEMED - CLASS A .....................................................          (5,149,893)     (5,870,414)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           5,095,598       6,692,842
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................           1,210,614       1,943,499
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................             200,487         671,464
  COST OF SHARES REDEEMED - CLASS B .....................................................          (1,440,505)     (3,070,751)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B             (29,404)       (455,788)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................           1,164,219         831,443
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................              79,110         255,606
  COST OF SHARES REDEEMED - CLASS C .....................................................            (582,582)     (1,536,903)
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C             660,747        (449,854)
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................                 N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................                 N/A             N/A
  COST OF SHARES REDEEMED - CLASS Z .....................................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z                 N/A             N/A
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                 N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                 N/A             N/A
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................                 N/A             N/A
                                                                                            -----------------    ------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                 N/A             N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                 N/A             N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ...................................................................                 N/A             N/A
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........           5,726,941       5,787,200
                                                                                            -----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           6,596,937       5,629,972
                                                                                            -----------------    ------------
ENDING NET ASSETS .......................................................................   $      39,365,146    $ 32,768,209
                                                                                            =================    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    84 & 85

WELLS FARGO ADVANTAGE INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  INTERMEDIATE GOVERNMENT
                                                                                                         INCOME FUND
                                                                                               ---------------------------------
                                                                                                         FOR THE
                                                                                                SIX MONTHS ENDED         FOR THE
                                                                                               NOVEMBER 30, 2006      YEAR ENDED
                                                                                                     (UNAUDITED)    MAY 31, 2006
                                                                                               ---------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................................................             302,638         832,950
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................             184,407         364,717
  SHARES REDEEMED - CLASS A .................................................................          (1,087,439)     (2,681,681)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................            (600,394)     (1,484,014)
                                                                                                -----------------    ------------
  SHARES SOLD - CLASS B .....................................................................              85,410          67,962
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................              23,745          53,537
  SHARES REDEEMED - CLASS B .................................................................            (302,194)     (1,014,905)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................            (193,039)       (893,406)
                                                                                                -----------------    ------------
  SHARES SOLD - CLASS C .....................................................................              23,478          77,139
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................              11,292          23,853
  SHARES REDEEMED - CLASS C .................................................................             (99,077)       (399,576)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................             (64,307)       (298,584)
                                                                                                -----------------    ------------
  SHARES SOLD - CLASS Z .....................................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................                 N/A             N/A
  SHARES REDEEMED - CLASS Z .................................................................                 N/A             N/A
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................................                 N/A             N/A
                                                                                                -----------------    ------------
  SHARES SOLD - ADMINISTRATOR CLASS .........................................................           5,525,527      14,404,962
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................             386,724         580,126
  SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................          (5,014,483)    (12,946,985)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................             897,768       2,038,103
                                                                                                -----------------    ------------
  SHARES SOLD - INSTITUTIONAL CLASS .........................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................                 N/A             N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................                 N/A             N/A
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................                 N/A             N/A
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....              40,028        (637,901)
                                                                                                -----------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $      (2,438,464)   $ (1,255,000)
                                                                                                =================    ============


                                                                                                        SHORT DURATION
                                                                                                     GOVERNMENT BOND FUND
                                                                                                ---------------------------------
                                                                                                           FOR THE
                                                                                                  SIX MONTHS ENDED        FOR THE
                                                                                                 NOVEMBER 30, 2006     YEAR ENDED
                                                                                                       (UNAUDITED)   MAY 31, 2006
                                                                                                ---------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................................................             970,591       2,819,987
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................              80,160         181,219
  SHARES REDEEMED - CLASS A .................................................................          (1,216,902)     (4,452,415)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................            (166,151)     (1,451,209)
                                                                                                -----------------    ------------
  SHARES SOLD - CLASS B .....................................................................              46,972          81,399
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................              19,344          49,652
  SHARES REDEEMED - CLASS B .................................................................            (351,840)       (964,792)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................            (285,524)       (833,741)
                                                                                                -----------------    ------------
  SHARES SOLD - CLASS C .....................................................................               6,746          56,113
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................              13,086          36,721
  SHARES REDEEMED - CLASS C .................................................................            (206,585)       (867,714)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................            (186,753)       (774,880)
                                                                                                -----------------    ------------
  SHARES SOLD - CLASS Z .....................................................................                 N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................                 N/A             N/A
  SHARES REDEEMED - CLASS Z .................................................................                 N/A             N/A
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................................                 N/A             N/A
                                                                                                -----------------    ------------
  SHARES SOLD - ADMINISTRATOR CLASS .........................................................           3,156,228      13,748,115
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................             570,410       1,300,652
  SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................          (8,955,847)    (18,444,113)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................          (5,229,209)     (3,395,346)
                                                                                                -----------------    ------------
  SHARES SOLD - INSTITUTIONAL CLASS .........................................................           1,437,371       3,017,645
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................              57,708          62,632
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................            (208,256)       (314,410)
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................           1,286,823       2,765,867
                                                                                                -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          (4,580,814)     (3,689,309)
                                                                                                -----------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................   $        (447,211)   $    (50,186)
                                                                                                =================    ============



                                                                                                          STABLE INCOME FUND
                                                                                                 ----------------------------------
                                                                                                            FOR THE
                                                                                                   SIX MONTHS ENDED         FOR THE
                                                                                                  NOVEMBER 30, 2006      YEAR ENDED
                                                                                                        (UNAUDITED)    MAY 31, 2006
                                                                                                 ----------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................................................            1,100,251       2,024,836
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................               98,215         220,383
  SHARES REDEEMED - CLASS A .................................................................           (1,931,955)     (3,943,059)
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................             (733,489)     (1,697,840)
                                                                                                 -----------------    ------------
  SHARES SOLD - CLASS B .....................................................................               15,294          57,254
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................               14,153          40,026
  SHARES REDEEMED - CLASS B .................................................................             (358,886)       (992,858)
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................             (329,439)       (895,578)
                                                                                                 -----------------    ------------
  SHARES SOLD - CLASS C .....................................................................               52,327           8,504
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................                7,234          15,104
  SHARES REDEEMED - CLASS C .................................................................              (70,249)       (286,292)
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................              (10,688)       (262,684)
                                                                                                 -----------------    ------------
  SHARES SOLD - CLASS Z .....................................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................                  N/A             N/A
  SHARES REDEEMED - CLASS Z .................................................................                  N/A             N/A
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................................                  N/A             N/A
                                                                                                 -----------------    ------------
  SHARES SOLD - ADMINISTRATOR CLASS .........................................................           10,445,018      13,292,453
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................              494,996         903,898
  SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................          (12,121,563)    (12,655,046)
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................           (1,181,549)      1,541,305
                                                                                                 -----------------    ------------
  SHARES SOLD - INSTITUTIONAL CLASS .........................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................                  N/A             N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................                  N/A             N/A
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................                  N/A             N/A
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....           (2,255,165)     (1,314,797)
                                                                                                 -----------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................    $          89,313    $    364,383
                                                                                                 =================    ============



                                                                                                        STRATEGIC INCOME FUND
                                                                                                  ---------------------------------
                                                                                                             FOR THE
                                                                                                    SIX MONTHS ENDED       FOR THE
                                                                                                   NOVEMBER 30, 2006    YEAR ENDED
                                                                                                         (UNAUDITED)  MAY 31, 2006
                                                                                                  --------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A .....................................................................              947,080       1,112,048
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..................................               53,455         115,841
  SHARES REDEEMED - CLASS A .................................................................             (504,482)       (572,938)
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .....................................              496,053         654,951
                                                                                                 -----------------    ------------
  SHARES SOLD - CLASS B .....................................................................              118,504         189,296
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..................................               19,649          65,774
  SHARES REDEEMED - CLASS B .................................................................             (141,262)       (300,228)
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .....................................               (3,109)        (45,158)
                                                                                                 -----------------    ------------
  SHARES SOLD - CLASS C .....................................................................              113,808          81,309
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..................................                7,765          25,074
  SHARES REDEEMED - CLASS C .................................................................              (57,126)       (150,517)
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .....................................               64,447         (44,134)
                                                                                                 -----------------    ------------
  SHARES SOLD - CLASS Z .....................................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..................................                  N/A             N/A
  SHARES REDEEMED - CLASS Z .................................................................                  N/A             N/A
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z .....................................                  N/A             N/A
                                                                                                 -----------------    ------------
  SHARES SOLD - ADMINISTRATOR CLASS .........................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ......................                  N/A             N/A
  SHARES REDEEMED - ADMINISTRATOR CLASS .....................................................                  N/A             N/A
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .........................                  N/A             N/A
                                                                                                 -----------------    ------------
  SHARES SOLD - INSTITUTIONAL CLASS .........................................................                  N/A             N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ......................                  N/A             N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS .....................................................                  N/A             N/A
                                                                                                 -----------------    ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .........................                  N/A             N/A
                                                                                                 -----------------    ------------
      NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS              557,391         565,659
                                                                                                 -----------------    ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................    $          (1,866)   $     (1,902)
                                                                                                 =================    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    86 & 87

WELLS FARGO ADVANTAGE INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    TOTAL RETURN BOND FUND
                                                                                            ------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED            FOR THE
                                                                                            NOVEMBER 30, 2006         YEAR ENDED
                                                                                                  (UNAUDITED)       MAY 31, 2006
                                                                                            ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................   $   1,229,800,884    $ 1,120,244,083
OPERATIONS:
     NET INVESTMENT INCOME (LOSS) .......................................................          29,738,331         50,464,202
     NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................            (772,672)       (24,355,941)
     NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................          41,942,616        (35,148,232)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................          70,908,275         (9,039,971)
                                                                                            -----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................          (1,535,667)        (3,216,527)
     CLASS B ............................................................................            (385,516)          (781,917)
     CLASS C ............................................................................            (137,130)          (279,911)
     CLASS Z ............................................................................            (137,973)          (429,013)
     ADMINISTRATOR CLASS ................................................................         (18,731,536)       (32,178,907)
     INSTITUTIONAL CLASS ................................................................          (8,986,177)       (13,459,576)
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                   0            (55,718)
     CLASS B ............................................................................                   0            (15,737)
     CLASS C ............................................................................                   0             (5,637)
     CLASS Z ............................................................................                   0             (4,856)
     ADMINISTRATOR CLASS ................................................................                   0           (497,432)
     INSTITUTIONAL CLASS ................................................................                   0           (203,067)
                                                                                            -----------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................         (29,913,999)       (51,128,298)
                                                                                            -----------------    ---------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................          16,286,282         41,641,898
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................           1,197,980          2,646,329
  COST OF SHARES REDEEMED - CLASS A .....................................................         (22,507,711)       (55,463,785)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A          (5,023,449)       (11,175,558)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................             652,543          2,273,460
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................             276,689            670,863
  COST OF SHARES REDEEMED - CLASS B .....................................................          (3,377,500)        (8,064,018)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B          (2,448,268)        (5,119,695)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................             542,967          1,588,659
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................              99,699            247,257
  COST OF SHARES REDEEMED - CLASS C .....................................................          (1,887,727)        (3,398,998)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C          (1,245,061)        (1,563,082)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................             550,408          2,309,458
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................             106,586            410,308
  COST OF SHARES REDEEMED - CLASS Z .....................................................          (2,895,628)       (24,740,970)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z          (2,238,634)       (22,021,204)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................          92,090,582        928,709,557
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................          12,974,919         26,043,200
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................        (110,325,298)      (853,915,916)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................          (5,259,797)       100,836,841
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          43,791,623        211,322,030
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................           7,319,404         13,312,765
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................         (24,382,656)      (115,867,027)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS ....................................................          26,728,371        108,767,768
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          10,513,162        169,725,070
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          51,507,438        109,556,801
                                                                                            -----------------    ---------------
ENDING NET ASSETS .......................................................................   $   1,281,308,322    $ 1,229,800,884
                                                                                            =================    ===============

                                                                                               ULTRA-SHORT DURATION BOND FUND
                                                                                            ------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED            FOR THE
                                                                                            NOVEMBER 30, 2006         YEAR ENDED
                                                                                                  (UNAUDITED)       MAY 31, 2006
                                                                                            ------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................   $      31,573,644    $    42,944,280
OPERATIONS:
     NET INVESTMENT INCOME (LOSS) .......................................................             691,599          1,339,777
     NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................             (16,678)            93,200
     NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................              69,843           (258,065)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................             744,764          1,174,912
                                                                                            -----------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     CLASS A ............................................................................            (321,481)          (588,993)
     CLASS B ............................................................................            (120,070)          (254,587)
     CLASS C ............................................................................             (70,889)          (171,506)
     CLASS Z ............................................................................            (214,601)          (460,359)
     ADMINISTRATOR CLASS ................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ................................................................                 N/A                N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                   0                  0
     CLASS B ............................................................................                   0                  0
     CLASS C ............................................................................                   0                  0
     CLASS Z ............................................................................                   0                  0
     ADMINISTRATOR CLASS ................................................................                 N/A                N/A
     INSTITUTIONAL CLASS ................................................................                 N/A                N/A
                                                                                            -----------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................            (727,041)        (1,475,445)
                                                                                            -----------------    ---------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ...................................................           3,199,181          6,901,263
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................             252,540            561,135
  COST OF SHARES REDEEMED - CLASS A .....................................................          (3,215,137)        (9,553,539)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A             236,584         (2,091,141)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS B ...................................................             473,950            764,312
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................              92,986            233,649
  COST OF SHARES REDEEMED - CLASS B .....................................................          (1,354,421)        (3,486,040)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B            (787,485)        (2,488,079)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS C ...................................................             350,380            349,308
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................              53,302            146,644
  COST OF SHARES REDEEMED - CLASS C .....................................................            (664,534)        (3,376,682)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS C            (260,852)        (2,880,730)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ...................................................             194,657            384,256
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ...............................................             167,321            428,707
  COST OF SHARES REDEEMED - CLASS Z .....................................................          (1,211,595)        (4,423,116)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS Z            (849,617)        (3,610,153)
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                 N/A                N/A
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                 N/A                N/A
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                 N/A                N/A
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................                 N/A                N/A
                                                                                            -----------------    ---------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                 N/A                N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                 N/A                N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                 N/A                N/A
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS ....................................................                 N/A                N/A
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........          (1,661,370)       (11,070,103)
                                                                                            -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................          (1,643,647)       (11,370,636)
                                                                                            -----------------    ---------------
ENDING NET ASSETS .......................................................................   $      29,929,997    $    31,573,644
                                                                                            =================    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    88 & 89

WELLS FARGO ADVANTAGE INCOME FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  TOTAL RETURN BOND FUND
                                                                                          ------------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED            FOR THE
                                                                                          NOVEMBER 30, 2006         YEAR ENDED
                                                                                                (UNAUDITED)       MAY 31, 2006
                                                                                          ------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ...............................................................           1,338,133          3,363,797
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................              98,326            214,823
  SHARES REDEEMED - CLASS A ...........................................................          (1,848,934)        (4,500,693)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................            (412,475)          (922,073)
                                                                                          -----------------    ---------------
  SHARES SOLD - CLASS B ...............................................................              53,500            183,254
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................              22,691             54,371
  SHARES REDEEMED - CLASS B ...........................................................            (277,755)          (653,123)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................            (201,564)          (415,498)
                                                                                          -----------------    ---------------
  SHARES SOLD - CLASS C ...............................................................              44,882            128,850
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................               8,220             20,150
  SHARES REDEEMED - CLASS C ...........................................................            (156,191)          (276,432)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................            (103,089)          (127,432)
                                                                                          -----------------    ---------------
  SHARES SOLD - CLASS Z ...............................................................              46,077            189,166
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................               8,906             33,645
  SHARES REDEEMED - CLASS Z ...........................................................            (240,409)        (2,019,172)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...............................            (185,426)        (1,796,361)
                                                                                          -----------------    ---------------
  SHARES SOLD - ADMINISTRATOR CLASS ...................................................           7,685,739         76,435,791
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................           1,082,529          2,151,115
  SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................          (9,210,317)       (70,376,540)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................            (442,049)         8,210,366
                                                                                          -----------------    ---------------
  SHARES SOLD - INSTITUTIONAL CLASS ...................................................           3,662,121         17,256,226
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................             611,088          1,101,554
  SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................          (2,048,330)        (9,454,284)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................           2,224,879          8,903,496
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS             880,276         13,852,498
                                                                                          -----------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................   $         843,632    $     1,019,300
                                                                                          =================    ===============

                                                                                             ULTRA-SHORT DURATION BOND FUND
                                                                                          ------------------------------------
                                                                                                    FOR THE
                                                                                           SIX MONTHS ENDED            FOR THE
                                                                                          NOVEMBER 30, 2006         YEAR ENDED
                                                                                                (UNAUDITED)       MAY 31, 2006
                                                                                          ------------------------------------
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ...............................................................             334,562            719,018
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................              26,411             58,516
  SHARES REDEEMED - CLASS A ...........................................................            (336,180)          (995,352)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ...............................              24,793           (217,818)
                                                                                          -----------------    ---------------
  SHARES SOLD - CLASS B ...............................................................              49,646             79,772
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................               9,747             24,416
  SHARES REDEEMED - CLASS B ...........................................................            (141,893)          (363,989)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ...............................             (82,500)          (259,801)
                                                                                          -----------------    ---------------
  SHARES SOLD - CLASS C ...............................................................              36,641             36,371
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................               5,577             15,291
  SHARES REDEEMED - CLASS C ...........................................................             (69,496)          (351,828)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ...............................             (27,278)          (300,166)
                                                                                          -----------------    ---------------
  SHARES SOLD - CLASS Z ...............................................................              20,428             40,208
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................              17,565             44,875
  SHARES REDEEMED - CLASS Z ...........................................................            (127,152)          (462,595)
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ...............................             (89,159)          (377,512)
                                                                                          -----------------    ---------------
  SHARES SOLD - ADMINISTRATOR CLASS ...................................................                 N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ................                 N/A                N/A
  SHARES REDEEMED - ADMINISTRATOR CLASS ...............................................                 N/A                N/A
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ...................                 N/A                N/A
                                                                                          -----------------    ---------------
  SHARES SOLD - INSTITUTIONAL CLASS ...................................................                 N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                 N/A                N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS ...............................................                 N/A                N/A
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...................                 N/A                N/A
                                                                                          -----------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS            (174,144)        (1,155,297)
                                                                                          -----------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................   $         (35,235)   $           207
                                                                                          =================    ===============


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    90 & 91

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                  BEGINNING          NET                  AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT           UNREALIZED        FROM NET        FROM NET
                                                  VALUE PER       INCOME       GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                      SHARE       (LOSS)          INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $24.40         0.60                 0.76           (0.62)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $25.82         1.08                (1.21)          (1.08)          (0.21)
JUNE 1, 2004 TO MAY 31, 2005 ................        $25.58         0.92                 0.39           (0.92)          (0.15)
JUNE 1, 2003 TO MAY 31, 2004 ................        $26.57         0.96                (0.93)          (0.98)          (0.04)
JUNE 1, 2002 TO MAY 31, 2003 ................        $25.63         1.06                 0.97           (1.05)          (0.04)
JUNE 1, 2001 TO MAY 31, 2002 ................        $25.68         1.21                 0.16           (1.20)          (0.22)

HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.22         0.36                 0.16           (0.37)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.21         0.74                 0.00           (0.73)          (0.00)
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.45         0.76                (0.04)          (0.77)          (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ................        $10.28         0.75                 0.18           (0.74)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........        $10.00         0.26                 0.27           (0.25)           0.00

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.22         0.33                 0.15           (0.33)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.21         0.65                 0.01           (0.65)          (0.00)
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.45         0.68                (0.04)          (0.69)          (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ................        $10.28         0.67                 0.18           (0.66)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........        $10.00         0.22                 0.28           (0.22)           0.00

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.22         0.33                 0.15           (0.33)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.22         0.65                 0.00           (0.65)          (0.00)
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.46         0.68                (0.04)          (0.69)          (0.19)
JUNE 1, 2003 TO MAY 31, 2004 ................        $10.29         0.67                 0.18           (0.66)          (0.02)
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........        $10.00         0.22                 0.29           (0.22)           0.00

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.49         0.28                 0.28           (0.30)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.99         0.47(8)             (0.37)          (0.60)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.84         0.57                 0.20           (0.62)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ................        $11.31         0.55                (0.39)          (0.63)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ................        $10.81         0.59                 0.61           (0.70)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ................        $10.80         0.66                 0.02           (0.67)           0.00

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.49         0.21                 0.31           (0.26)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.99         0.39(8)             (0.37)          (0.52)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.84         0.46                 0.23           (0.54)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ................        $11.31         0.45                (0.37)          (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ................        $10.82         0.50                 0.60           (0.61)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ................        $10.80         0.58                 0.03           (0.59)           0.00

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.49         0.23                 0.29           (0.26)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.99         0.39(8)             (0.37)          (0.52)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.84         0.51                 0.18           (0.54)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ................        $11.31         0.44                (0.36)          (0.55)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ................        $10.82         0.52                 0.58           (0.61)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ................        $10.80         0.58                 0.03           (0.59)           0.00

INFLATION-PROTECTED BOND FUND
------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $ 9.60         0.21                 0.23           (0.23)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.45         0.42(8)             (0.63)          (0.46)          (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.04         0.37                 0.43           (0.33)          (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ................        $10.14         0.29                (0.13)          (0.23)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........        $10.00         0.15                 0.14           (0.15)           0.00

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $ 9.58         0.19                 0.21           (0.19)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.42         0.35(8)             (0.63)          (0.38)          (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.03         0.31                 0.40           (0.26)          (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ................        $10.13         0.20                (0.12)          (0.15)          (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........        $10.00         0.13                 0.13           (0.13)           0.00


                                                                 ENDING           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                              NET ASSET    -------------------------------------------------------
                                                 RETURN OF    VALUE PER    NET INVESTMENT      GROSS       EXPENSES         NET
                                                   CAPITAL        SHARE     INCOME (LOSS)   EXPENSES         WAIVED    EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $25.14              4.84%      0.96%(5)      (0.26)%      0.70%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $24.40              4.24%      0.97%(5)      (0.27)%      0.70%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $25.82              3.53%      0.91%(5)      (0.21)%      0.70%(5)
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $25.58              3.65%      0.86%(5)      (0.16)%      0.70%(5)
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $26.57              4.08%      0.89%(5)      (0.19)%      0.70%(5)
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $25.63              4.74%      0.87%(5)      (0.17)%      0.70%(5)

HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.37              7.19%      1.28%         (0.13)%      1.15%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.22              7.09%      1.22%         (0.07)%      1.15%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.21              7.17%      1.24%         (0.09)%      1.15%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.45              7.08%      1.24%         (0.09)%      1.15%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........         0.00       $10.28              5.86%      1.32%         (0.17)%      1.15%

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.37              6.44%      2.03%         (0.13)%      1.90%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.22              6.36%      1.97%         (0.07)%      1.90%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.21              6.44%      1.99%         (0.09)%      1.90%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.45              6.35%      1.99%         (0.09)%      1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........         0.00       $10.28              6.49%      2.13%         (0.23)%      1.90%

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.37              6.44%      2.03%         (0.13)%      1.90%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.22              6.37%      1.97%         (0.07)%      1.90%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.22              6.43%      1.99%         (0.09)%      1.90%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.46              6.34%      1.99%         (0.09)%      1.90%
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........         0.00       $10.29              6.53%      2.15%         (0.25)%      1.90%

INCOME PLUS FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.75              5.17%      1.36%         (0.36)%      1.00%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.49              4.38%      1.29%         (0.29)%      1.00%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.99              5.48%      1.25%         (0.67)%      0.58%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.84              4.92%      1.31%         (0.63)%      0.68%
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $11.31              5.42%      1.32%         (0.32)%      1.00%
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $10.81              6.05%      1.47%         (0.37)%      1.10%

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.75              4.41%      2.11%         (0.36)%      1.75%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.49              3.61%      2.04%         (0.29)%      1.75%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.99              4.76%      2.00%         (0.68)%      1.32%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.84              4.13%      2.05%         (0.60)%      1.45%
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $11.31              4.68%      2.12%         (0.37)%      1.75%
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $10.82              5.29%      2.32%         (0.47)%      1.85%

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.75              4.41%      2.11%         (0.36)%      1.75%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.49              3.63%      2.04%         (0.29)%      1.75%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.99              4.74%      2.00%         (0.68)%      1.32%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.84              4.12%      2.05%         (0.59)%      1.46%
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $11.31              4.63%      2.07%         (0.32)%      1.75%
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $10.82              5.31%      2.34%         (0.49)%      1.85%

INFLATION-PROTECTED BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00        $9.81              4.45%      1.11%(5)      (0.26)%      0.85%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00        $9.60              4.18%      1.22%(5)      (0.37)%      0.85%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.45              3.63%      1.23%         (0.37)%      0.86%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.04              3.18%      1.44%         (0.54)%      0.90%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........         0.00       $10.14              8.55%      1.82%         (0.92)%      0.90%

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00        $9.79              3.86%      1.87%(5)      (0.27)%      1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00        $9.58              3.50%      1.97%(5)      (0.37)%      1.60%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.42              2.99%      1.99%         (0.39)%      1.60%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.03              2.14%      2.19%         (0.54)%      1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........         0.00       $10.13              7.33%      2.72%         (1.07)%      1.65%



                                                                 PORTFOLIO          NET ASSETS AT
                                                      TOTAL       TURNOVER          END OF PERIOD
                                                  RETURN(2)       RATE(11)        (000'S OMITTED)
-------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
-------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          5.66%            79%(6)           $ 97,525
JUNE 1, 2005 TO MAY 31, 2006 ................         (0.53)%          163%(17)          $ 98,574
JUNE 1, 2004 TO MAY 31, 2005 ................          5.24%            56%(6)           $133,277
JUNE 1, 2003 TO MAY 31, 2004 ................          0.09%           115%(6)           $191,875
JUNE 1, 2002 TO MAY 31, 2003 ................          8.11%            67%(6)           $372,822
JUNE 1, 2001 TO MAY 31, 2002 ................          5.44%            93%(6)           $336,184

HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          5.17%            37%              $ 78,624
JUNE 1, 2005 TO MAY 31, 2006 ................          7.44%            96%              $ 85,143
JUNE 1, 2004 TO MAY 31, 2005 ................          6.99%            81%              $201,997
JUNE 1, 2003 TO MAY 31, 2004 ................          9.24%            39%              $243,511
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........          5.40%            29%              $120,168

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          4.78%            37%              $ 20,032
JUNE 1, 2005 TO MAY 31, 2006 ................          6.65%            96%              $ 21,799
JUNE 1, 2004 TO MAY 31, 2005 ................          6.20%            81%              $ 26,501
JUNE 1, 2003 TO MAY 31, 2004 ................          8.43%            39%              $ 27,248
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........          5.05%            29%              $ 11,563

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          4.78%            37%              $ 14,124
JUNE 1, 2005 TO MAY 31, 2006 ................          6.55%            96%              $ 15,510
JUNE 1, 2004 TO MAY 31, 2005 ................          6.20%            81%              $ 20,573
JUNE 1, 2003 TO MAY 31, 2004 ................          8.42%            39%              $ 26,221
NOVEMBER 29, 2002(4) TO MAY 31, 2003 ........          5.12%            29%              $ 12,220

INCOME PLUS FUND
-------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          5.38%            95%              $ 36,469
JUNE 1, 2005 TO MAY 31, 2006 ................          0.97%           171%              $ 38,995
JUNE 1, 2004 TO MAY 31, 2005 ................          7.27%           132%              $ 42,676
JUNE 1, 2003 TO MAY 31, 2004 ................          1.43%           185%              $ 28,898
JUNE 1, 2002 TO MAY 31, 2003 ................         11.53%           130%              $ 20,815
JUNE 1, 2001 TO MAY 31, 2002 ................          6.48%            63%              $ 20,188

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          4.98%            95%              $ 13,186
JUNE 1, 2005 TO MAY 31, 2006 ................          0.21%           171%              $ 14,833
JUNE 1, 2004 TO MAY 31, 2005 ................          6.47%           132%              $ 20,165
JUNE 1, 2003 TO MAY 31, 2004 ................          0.68%           185%              $ 38,486
JUNE 1, 2002 TO MAY 31, 2003 ................         10.60%           130%              $ 47,516
JUNE 1, 2001 TO MAY 31, 2002 ................          5.78%            63%              $ 46,760

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          4.98%            95%              $  5,213
JUNE 1, 2005 TO MAY 31, 2006 ................          0.21%           171%              $  5,581
JUNE 1, 2004 TO MAY 31, 2005 ................          6.47%           132%              $  6,451
JUNE 1, 2003 TO MAY 31, 2004 ................          0.68%           185%              $  7,955
JUNE 1, 2002 TO MAY 31, 2003 ................         10.60%           130%              $ 10,945
JUNE 1, 2001 TO MAY 31, 2002 ................          5.78%            63%              $  7,328

INFLATION-PROTECTED BOND FUND
-------------------------------------------------------------------------------------------------
CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          4.61%            18%              $ 28,440
JUNE 1, 2005 TO MAY 31, 2006 ................         (2.11)%           47%              $ 27,726
JUNE 1, 2004 TO MAY 31, 2005 ................          8.12%           425%              $ 28,437
JUNE 1, 2003 TO MAY 31, 2004 ................          1.65%           155%              $ 20,087
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........          2.94%           115%              $  5,136

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          4.23%            18%              $  9,244
JUNE 1, 2005 TO MAY 31, 2006 ................         (2.76)%           47%              $ 10,149
JUNE 1, 2004 TO MAY 31, 2005 ................          7.13%           425%              $ 12,168
JUNE 1, 2003 TO MAY 31, 2004 ................          0.89%           155%              $ 10,645
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........          2.65%           115%              $  5,034

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    92 & 93

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                  BEGINNING          NET                  AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                  NET ASSET   INVESTMENT           UNREALIZED        FROM NET        FROM NET
                                                  VALUE PER       INCOME       GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                      SHARE       (LOSS)          INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $ 9.58         0.19                0.21            (0.19)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.43         0.35(8)            (0.63)           (0.39)           (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.04         0.31                0.40            (0.26)           (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ................        $10.13         0.21               (0.12)           (0.15)           (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........        $10.00         0.13                0.13            (0.13)            0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $ 9.58         0.25                0.20            (0.24)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.43         0.44(8)            (0.63)           (0.48)           (0.18)
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.03         0.39                0.43            (0.36)           (0.06)
JUNE 1, 2003 TO MAY 31, 2004 ................        $10.13         0.30               (0.12)           (0.25)           (0.03)
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........        $10.00         0.16                0.13            (0.16)            0.00

INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.51         0.20                0.24            (0.23)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.96         0.38(8)            (0.40)           (0.43)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.94         0.34                0.12            (0.44)            0.00
JUNE 1, 2003 TO MAY 31, 2004 ................        $11.70         0.36               (0.60)           (0.52)            0.00
JUNE 1, 2002 TO MAY 31, 2003 ................        $11.19         0.41                0.68            (0.58)            0.00
JUNE 1, 2001 TO MAY 31, 2002 ................        $11.02         0.51                0.28            (0.62)            0.00

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.49         0.11                0.29            (0.19)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.94         0.30(8)            (0.41)           (0.34)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.93         0.12                0.24            (0.35)            0.00
JUNE 1, 2003 TO MAY 31, 2004 ................        $11.68         0.08               (0.40)           (0.43)            0.00
JUNE 1, 2002 TO MAY 31, 2003 ................        $11.18         0.33                0.67            (0.50)            0.00
JUNE 1, 2001 TO MAY 31, 2002 ................        $11.01         0.43                0.28            (0.54)            0.00

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.47         0.15                0.24            (0.19)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.92         0.30(8)            (0.41)           (0.34)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.90         0.15                0.22            (0.35)            0.00
JUNE 1, 2003 TO MAY 31, 2004 ................        $11.66         0.12               (0.45)           (0.43)            0.00
JUNE 1, 2002 TO MAY 31, 2003 ................        $11.17         0.39                0.61            (0.51)            0.00
JUNE 1, 2001 TO MAY 31, 2002 ................        $11.01         0.46                0.24            (0.54)            0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $10.50         0.23                0.23            (0.25)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.96         0.41(8)            (0.42)           (0.45)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.94         0.39                0.10            (0.47)            0.00
JUNE 1, 2003 TO MAY 31, 2004 ................        $11.69         0.33               (0.53)           (0.55)            0.00
JUNE 1, 2002 TO MAY 31, 2003 ................        $11.19         0.44                0.68            (0.62)            0.00
JUNE 1, 2001 TO MAY 31, 2002 ................        $11.02         0.54                0.28            (0.65)            0.00

SHORT DURATION GOVERNMENT BOND FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $ 9.81         0.19                0.09            (0.20)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.01         0.33(8)            (0.18)           (0.35)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.13         0.27               (0.09)           (0.30)            0.00
JULY 1, 2003(3) TO MAY 31, 2004 .............        $10.28         0.17               (0.12)           (0.17)           (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $10.24         0.41                0.10            (0.39)           (0.08)
JULY 1, 2001 TO JUNE 30, 2002 ...............        $10.19         0.43                0.22            (0.47)           (0.13)
JULY 1, 2000 TO JUNE 30, 2001 ...............        $ 9.88         0.55(8)             0.31            (0.55)            0.00

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        $ 9.81         0.16                0.10            (0.17)            0.00
JUNE 1, 2005 TO MAY 31, 2006 ................        $10.02         0.25(8)            (0.19)           (0.27)            0.00
JUNE 1, 2004 TO MAY 31, 2005 ................        $10.13         0.19               (0.08)           (0.22)            0.00
JULY 1, 2003(3) TO MAY 31, 2004 .............        $10.29         0.11               (0.14)           (0.10)           (0.03)
JULY 1, 2002 TO JUNE 30, 2003 ...............        $10.25         0.28                0.10            (0.26)           (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ............        $10.22         0.00                0.03             0.00             0.00



                                                                 ENDING           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                              NET ASSET    -------------------------------------------------------
                                                 RETURN OF    VALUE PER    NET INVESTMENT      GROSS       EXPENSES         NET
                                                   CAPITAL        SHARE     INCOME (LOSS)   EXPENSES         WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.79             3.88%       1.87%(5)      (0.27)%      1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.58             3.50%       1.97%(5)      (0.37)%      1.60%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.43             3.00%       1.99%         (0.39)%      1.60%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.04             2.22%       2.19%         (0.54)%      1.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........         0.00       $10.13             7.81%       2.65%         (1.00)%      1.65%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.79             5.06%       0.94%(5)      (0.34)%      0.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.58             4.37%       1.04%(5)      (0.44)%      0.60%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.43             4.11%       0.93%         (0.33)%      0.60%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.03             3.40%       1.12%         (0.47)%      0.65%
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........         0.00       $10.13             7.70%       1.85%         (1.20)%      0.65%

INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.72             3.95%       1.09%         (0.14)%      0.95%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.51             3.54%       1.08%         (0.13)%      0.95%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.96             3.25%       1.05%         (0.10)%      0.95%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.94             2.98%       1.12%         (0.17)%      0.95%
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $11.70             3.57%       1.13%         (0.18)%      0.95%
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $11.19             4.57%       1.16%         (0.20)%      0.96%

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.70             3.20%       1.84%         (0.14)%      1.70%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.49             2.78%       1.83%         (0.13)%      1.70%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.94             2.50%       1.82%         (0.12)%      1.70%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.93             2.22%       1.87%         (0.17)%      1.70%
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $11.68             2.72%       1.86%         (0.16)%      1.70%
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $11.18             3.81%       1.82%         (0.11)%      1.71%

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.67             3.20%       1.84%         (0.14)%      1.70%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.47             2.78%       1.83%         (0.13)%      1.70%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.92             2.50%       1.82%         (0.12)%      1.70%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.90             2.23%       1.87%         (0.17)%      1.70%
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $11.66             2.68%       1.79%         (0.09)%      1.70%
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $11.17             3.79%       1.78%         (0.07)%      1.71%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $10.71             4.21%       0.91%         (0.21)%      0.70%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $10.50             3.80%       0.90%         (0.20)%      0.70%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.96             3.53%       0.76%         (0.06)%      0.70%
JUNE 1, 2003 TO MAY 31, 2004 ................         0.00       $10.94             3.23%       0.80%         (0.10)%      0.70%
JUNE 1, 2002 TO MAY 31, 2003 ................         0.00       $11.69             3.74%       0.77%         (0.08)%      0.69%
JUNE 1, 2001 TO MAY 31, 2002 ................         0.00       $11.19             4.85%       0.71%         (0.03)%      0.68%

SHORT DURATION GOVERNMENT BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.89             4.00%       1.10%         (0.25)%      0.85%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.81             3.30%       1.08%         (0.23)%      0.85%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.01             2.44%       1.28%         (0.42)%      0.86%
JULY 1, 2003(3) TO MAY 31, 2004 .............         0.00       $10.13             1.83%       1.14%         (0.24)%      0.90%
JULY 1, 2002 TO JUNE 30, 2003 ...............         0.00       $10.28             3.51%       1.51%         (0.45)%      1.06%(10)
JULY 1, 2001 TO JUNE 30, 2002 ...............         0.00       $10.24             4.16%       1.78%         (0.66)%      1.12%
JULY 1, 2000 TO JUNE 30, 2001 ...............         0.00       $10.19             5.43%       2.70%         (0.79)%      1.91%

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.90             3.25%       1.85%         (0.25)%      1.60%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.81             2.55%       1.83%         (0.23)%      1.60%
JUNE 1, 2004 TO MAY 31, 2005 ................         0.00       $10.02             1.74%       2.02%         (0.41)%      1.61%
JULY 1, 2003(3) TO MAY 31, 2004 .............         0.00       $10.13             1.12%       1.89%         (0.24)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 ...............         0.00       $10.29             2.75%       2.26%         (0.46)%      1.80%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ............         0.00       $10.25             0.00%       0.45%         (0.45)%      0.00%


                                                                 PORTFOLIO        NET ASSETS AT
                                                      TOTAL       TURNOVER        END OF PERIOD
                                                  RETURN(2)       RATE(11)      (000'S OMITTED)
-----------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         4.23%            18%             $  9,231
JUNE 1, 2005 TO MAY 31, 2006 ................        (2.85)%           47%             $ 10,248
JUNE 1, 2004 TO MAY 31, 2005 ................         7.12%           425%             $ 13,873
JUNE 1, 2003 TO MAY 31, 2004 ................         0.99%           155%             $ 11,813
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........         2.65%           115%             $  4,441

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         4.75%            18%             $ 52,236
JUNE 1, 2005 TO MAY 31, 2006 ................        (1.88)%           47%             $ 63,869
JUNE 1, 2004 TO MAY 31, 2005 ................         8.30%           425%             $ 53,237
JUNE 1, 2003 TO MAY 31, 2004 ................         1.91%           155%             $ 26,780
FEBRUARY 28, 2003(4) TO MAY 31, 2003 ........         2.90%           115%             $  7,188

INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         4.25%            76%             $117,027
JUNE 1, 2005 TO MAY 31, 2006 ................        (0.23)%          153%             $121,085
JUNE 1, 2004 TO MAY 31, 2005 ................         4.25%           277%             $142,570
JUNE 1, 2003 TO MAY 31, 2004 ................        (2.10)%          178%             $192,976
JUNE 1, 2002 TO MAY 31, 2003 ................         9.95%           139%             $196,203
JUNE 1, 2001 TO MAY 31, 2002 ................         7.34%           102%             $195,062

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         3.86%            76%             $ 17,935
JUNE 1, 2005 TO MAY 31, 2006 ................        (0.99)%          153%             $ 19,615
JUNE 1, 2004 TO MAY 31, 2005 ................         3.37%           277%             $ 30,236
JUNE 1, 2003 TO MAY 31, 2004 ................        (2.76)%          178%             $ 47,821
JUNE 1, 2002 TO MAY 31, 2003 ................         9.08%           139%             $ 80,989
JUNE 1, 2001 TO MAY 31, 2002 ................         6.55%           102%             $ 67,256

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         3.77%            76%             $  8,695
JUNE 1, 2005 TO MAY 31, 2006 ................        (0.99)%          153%             $  9,201
JUNE 1, 2004 TO MAY 31, 2005 ................         3.47%           277%             $ 12,860
JUNE 1, 2003 TO MAY 31, 2004 ................        (2.85)%          178%             $ 21,520
JUNE 1, 2002 TO MAY 31, 2003 ................         9.11%           139%             $ 34,133
JUNE 1, 2001 TO MAY 31, 2002 ................         6.48%           102%             $ 18,078

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         4.39%            76%             $416,747
JUNE 1, 2005 TO MAY 31, 2006 ................        (0.07)%          153%             $399,315
JUNE 1, 2004 TO MAY 31, 2005 ................         4.53%           277%             $394,194
JUNE 1, 2003 TO MAY 31, 2004 ................        (1.77)%          178%             $397,390
JUNE 1, 2002 TO MAY 31, 2003 ................        10.20%           139%             $472,024
JUNE 1, 2001 TO MAY 31, 2002 ................         7.63%           102%             $442,037

SHORT DURATION GOVERNMENT BOND FUND
-----------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         2.92%           301%             $ 76,933
JUNE 1, 2005 TO MAY 31, 2006 ................         1.51%           316%             $ 77,886
JUNE 1, 2004 TO MAY 31, 2005 ................         1.79%           272%             $ 94,059
JULY 1, 2003(3) TO MAY 31, 2004 .............         0.49%           615%             $ 47,304
JULY 1, 2002 TO JUNE 30, 2003 ...............         4.69%           331%             $ 55,807
JULY 1, 2001 TO JUNE 30, 2002 ...............         6.45%           400%             $  6,034
JULY 1, 2000 TO JUNE 30, 2001 ...............         8.93%           245%             $  4,550

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         2.64%           301%             $ 15,674
JUNE 1, 2005 TO MAY 31, 2006 ................         0.66%           316%             $ 18,338
JUNE 1, 2004 TO MAY 31, 2005 ................         1.13%           272%             $ 27,078
JULY 1, 2003(3) TO MAY 31, 2004 .............        (0.30)%          615%             $  9,734
JULY 1, 2002 TO JUNE 30, 2003 ...............         3.76%           331%             $  5,576
JULY 1, 2001(4) TO JUNE 30, 2002 ............         0.29%           400%             $      0(9)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    94 & 95

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                     BEGINNING            NET               AND   DISTRIBUTIONS    DISTRIBUTIONS
                                                     NET ASSET     INVESTMENT        UNREALIZED        FROM NET         FROM NET
                                                     VALUE PER         INCOME    GAIN (LOSS) ON      INVESTMENT         REALIZED
                                                         SHARE         (LOSS)       INVESTMENTS          INCOME            GAINS
--------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $ 9.82           0.15              0.11           (0.17)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.03           0.25(8)          (0.19)          (0.27)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................         $10.14           0.14             (0.03)          (0.22)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...............         $10.30           0.11             (0.14)          (0.10)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 .................         $10.25           0.27              0.11           (0.25)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ..............         $10.22           0.00              0.03            0.00            0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $ 9.82           0.21              0.10           (0.22)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.03           0.35(8)          (0.19)          (0.37)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................         $10.14           0.29             (0.07)          (0.33)           0.00
JULY 1, 2003(3) TO MAY 31, 2004 ...............         $10.30           0.20             (0.13)          (0.20)          (0.03)
JULY 1, 2002 TO JUNE 30, 2003 .................         $10.26           0.43              0.12           (0.43)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 .................         $10.20           0.46              0.22           (0.49)          (0.13)
JULY 1, 2000 TO JUNE 30, 2001 .................         $ 9.90           0.58(8)           0.30           (0.58)           0.00

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $ 9.82           0.22              0.10           (0.23)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.03           0.38(8)          (0.20)          (0.39)           0.00
APRIL 8, 2005(4) TO MAY 31, 2005 ..............         $10.00           0.05              0.03           (0.05)           0.00

STABLE INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $10.23           0.21              0.07           (0.22)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.38           0.40(8)          (0.15)          (0.40)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................         $10.33           0.16              0.03           (0.14)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ..................         $10.44           0.16             (0.10)          (0.16)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ..................         $10.38           0.25              0.06           (0.25)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ..................         $10.36           0.34              0.02           (0.34)           0.00

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $10.22           0.19              0.05           (0.18)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.37           0.32(8)          (0.15)          (0.32)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................         $10.32           0.08              0.03           (0.06)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ..................         $10.43           0.08             (0.10)          (0.08)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ..................         $10.37           0.17              0.06           (0.17)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ..................         $10.35           0.28              0.01           (0.27)           0.00

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $10.20           0.18              0.06           (0.18)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.35           0.32(8)          (0.15)          (0.32)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................         $10.30           0.07              0.04           (0.06)           0.00
JUNE 30, 2003(4) TO MAY 31, 2004 ..............         $10.00           0.06              0.33           (0.08)           0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $10.23           0.22              0.07           (0.23)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.38           0.42(8)          (0.15)          (0.42)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ..................         $10.33           0.20              0.02           (0.17)           0.00
JUNE 1, 2003 TO MAY 31, 2004 ..................         $10.44           0.18             (0.10)          (0.18)           0.00
JUNE 1, 2002 TO MAY 31, 2003 ..................         $10.39           0.26              0.06           (0.27)           0.00
JUNE 1, 2001 TO MAY 31, 2002 ..................         $10.36           0.37              0.03           (0.37)           0.00

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .         $10.18           0.34              0.24           (0.34)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ..................         $10.23           0.67              0.14           (0.67)          (0.19)
NOVEMBER 1, 2004 TO MAY 31, 2005 ..............         $10.41           0.37             (0.18)          (0.37)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........         $ 9.90           0.71              0.51           (0.71)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........         $ 7.67           0.70              2.22           (0.69)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........         $ 9.53           0.96             (1.64)          (0.97)          (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ......         $10.00           1.14             (0.47)          (1.14)           0.00


                                                                 ENDING            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    RETURN    NET ASSET    --------------------------------------------------------
                                                        OF    VALUE PER    NET INVESTMENT      GROSS     EXPENSES         NET
                                                   CAPITAL        SHARE     INCOME (LOSS)   EXPENSES       WAIVED    EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $ 9.91             3.25%      1.85%       (0.25)%      1.60%
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $ 9.82             2.54%      1.83%       (0.23)%      1.60%
JUNE 1, 2004 TO MAY 31, 2005 ..................       0.00       $10.03             1.59%      2.04%       (0.42)%      1.62%
JULY 1, 2003(3) TO MAY 31, 2004 ...............       0.00       $10.14             1.10%      1.89%       (0.24)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 .................       0.00       $10.30             2.73%      2.27%       (0.46)%      1.81%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ..............       0.00       $10.25             0.00%      0.45%       (0.45)%      0.00%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $ 9.91             4.24%      0.92%       (0.32)%      0.60%
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $ 9.82             3.55%      0.90%       (0.30)%      0.60%
JUNE 1, 2004 TO MAY 31, 2005 ..................       0.00       $10.03             2.66%      0.98%       (0.38)%      0.60%
JULY 1, 2003(3) TO MAY 31, 2004 ...............       0.00       $10.14             2.13%      0.81%       (0.21)%      0.60%
JULY 1, 2002 TO JUNE 30, 2003 .................       0.00       $10.30             3.75%      1.16%       (0.40)%      0.76%(10)
JULY 1, 2001 TO JUNE 30, 2002 .................       0.00       $10.26             4.38%      1.53%       (0.66)%      0.87%
JULY 1, 2000 TO JUNE 30, 2001 .................       0.00       $10.20             5.70%      2.46%       (0.78)%      1.68%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $ 9.91             4.46%      0.65%       (0.23)%      0.42%
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $ 9.82             3.89%      0.63%       (0.21)%      0.42%
APRIL 8, 2005(4) TO MAY 31, 2005 ..............       0.00       $10.03             3.35%      0.76%       (0.33)%      0.43%

STABLE INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $10.29             4.14%      1.03%(5)    (0.18)%      0.85%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $10.23             3.83%      1.06%(5)    (0.19)%      0.87%(5)(12)
JUNE 1, 2004 TO MAY 31, 2005 ..................       0.00       $10.38             1.48%      1.00%(5)    (0.10)%      0.90%(5)
JUNE 1, 2003 TO MAY 31, 2004 ..................       0.01)      $10.33             1.52%      0.99%(5)    (0.09)%      0.90%(5)
JUNE 1, 2002 TO MAY 31, 2003 ..................       0.00(7)    $10.44             2.32%      1.04%(5)    (0.22)%      0.82%(5)
JUNE 1, 2001 TO MAY 31, 2002 ..................       0.00       $10.38             3.02%      1.04%(5)    (0.14)%      0.90%(5)

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $10.28             3.37%      1.79%(5)    (0.19)%      1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $10.22             3.06%      1.81%(5)    (0.19)%      1.62%(5)(13)
JUNE 1, 2004 TO MAY 31, 2005 ..................       0.00       $10.37             0.75%      1.75%(5)    (0.10)%      1.65%(5)
JUNE 1, 2003 TO MAY 31, 2004 ..................       0.01)      $10.32             0.81%      1.75%(5)    (0.10)%      1.65%(5)
JUNE 1, 2002 TO MAY 31, 2003 ..................       0.00(7)    $10.43             1.51%      1.81%(5)    (0.18)%      1.63%(5)
JUNE 1, 2001 TO MAY 31, 2002 ..................       0.00       $10.37             2.41%      1.87%(5)    (0.21)%      1.65%(5)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $10.26             3.39%      1.78%(5)    (0.18)%      1.60%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $10.20             3.07%      1.81%(5)    (0.19)%      1.62%(5)(14)
JUNE 1, 2004 TO MAY 31, 2005 ..................       0.00       $10.35             0.74%      1.75%(5)    (0.10)%      1.65%(5)
JUNE 30, 2003(4) TO MAY 31, 2004 ..............       0.01)      $10.30             0.54%      1.73%(5)    (0.08)%      1.65%(5)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $10.29             4.34%      0.85%(5)    (0.20)%      0.65%(5)
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $10.23             4.08%      0.88%(5)    (0.23)%      0.65%(5)
JUNE 1, 2004 TO MAY 31, 2005 ..................       0.00       $10.38             1.76%      0.68%(5)    (0.03)%      0.65%(5)
JUNE 1, 2003 TO MAY 31, 2004 ..................       0.01)      $10.33             1.74%      0.66%(5)    (0.03)%      0.63%(5)
JUNE 1, 2002 TO MAY 31, 2003 ..................       0.00(7)    $10.44             2.51%      0.77%(5)    (0.12)%      0.65%(5)
JUNE 1, 2001 TO MAY 31, 2002 ..................       0.00       $10.39             3.50%      0.80%(5)    (0.15)%      0.65%(5)

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .       0.00       $10.42             6.63%      1.44%       (0.34)%      1.10%
JUNE 1, 2005 TO MAY 31, 2006 ..................       0.00       $10.18             6.53%      1.61%       (0.51)%      1.10%
NOVEMBER 1, 2004 TO MAY 31, 2005 ..............       0.00       $10.23             5.97%      1.57%       (0.48)%      1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........       0.00       $10.41             6.95%      1.52%       (0.40)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........       0.00       $ 9.90             7.77%      1.58%       (0.45)%      1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........       0.00       $ 7.67            10.56%      1.59%       (0.51)%      1.08%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ......       0.00       $ 9.53            12.11%      3.94%       (2.81)%      1.13%


                                                                 PORTFOLIO      NET ASSETS AT
                                                       TOTAL       TURNOVER     END OF PERIOD
                                                   RETURN(2)       RATE(11)    (000'S OMITTED)
-----------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (CONTINUED)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        2.64%           301%          $  9,792
JUNE 1, 2005 TO MAY 31, 2006 ..................        0.66%           316%          $ 11,540
JUNE 1, 2004 TO MAY 31, 2005 ..................        1.13%           272%          $ 19,553
JULY 1, 2003(3) TO MAY 31, 2004 ...............       (0.30)%          615%          $ 34,410
JULY 1, 2002 TO JUNE 30, 2003 .................        3.79%           331%          $ 32,818
JULY 1, 2001(4) TO JUNE 30, 2002 ..............        0.29%           400%          $      0(9)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        3.15%           301%          $353,603
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.67%           316%          $401,837
JUNE 1, 2004 TO MAY 31, 2005 ..................        2.16%           272%          $444,331
JULY 1, 2003(3) TO MAY 31, 2004 ...............        0.67%           615%          $431,942
JULY 1, 2002 TO JUNE 30, 2003 .................        5.08%           331%          $517,187
JULY 1, 2001 TO JUNE 30, 2002 .................        6.80%           400%          $449,648
JULY 1, 2000 TO JUNE 30, 2001 .................        9.09%           245%          $267,444

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        3.24%           301%          $ 40,161
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.85%           316%          $ 27,172
APRIL 8, 2005(4) TO MAY 31, 2005 ..............        0.91%           272%          $     10

STABLE INCOME FUND
-----------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        2.77%            11%(6)       $ 57,659
JUNE 1, 2005 TO MAY 31, 2006 ..................        2.47%            23%          $ 64,827
JUNE 1, 2004 TO MAY 31, 2005 ..................        1.87%            43%(6)       $ 83,406
JUNE 1, 2003 TO MAY 31, 2004 ..................        0.45%            92%(6)       $166,484
JUNE 1, 2002 TO MAY 31, 2003 ..................        3.01%            45%(6)       $175,249
JUNE 1, 2001 TO MAY 31, 2002 ..................        3.53%            81%(6)       $ 79,555

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        2.37%            11%(6)       $  8,202
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.69%            23%          $ 11,519
JUNE 1, 2004 TO MAY 31, 2005 ..................        1.00%            43%(6)       $ 20,970
JUNE 1, 2003 TO MAY 31, 2004 ..................       (0.29)%           92%(6)       $ 35,552
JUNE 1, 2002 TO MAY 31, 2003 ..................        2.24%            45%(6)       $ 48,045
JUNE 1, 2001 TO MAY 31, 2002 ..................        2.79%            81%(6)       $ 20,318

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        2.39%            11%(6)       $  4,271
JUNE 1, 2005 TO MAY 31, 2006 ..................        1.70%            23%          $  4,355
JUNE 1, 2004 TO MAY 31, 2005 ..................        1.10%            43%(6)       $  7,137
JUNE 30, 2003(4) TO MAY 31, 2004 ..............       (0.29)%           92%(6)       $ 12,225

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        2.88%            11%(6)       $356,785
JUNE 1, 2005 TO MAY 31, 2006 ..................        2.70%            23%          $366,798
JUNE 1, 2004 TO MAY 31, 2005 ..................        2.14%            43%(6)       $356,223
JUNE 1, 2003 TO MAY 31, 2004 ..................        0.71%            92%(6)       $570,234
JUNE 1, 2002 TO MAY 31, 2003 ..................        3.13%            45%(6)       $491,771
JUNE 1, 2001 TO MAY 31, 2002 ..................        3.87%            81%(6)       $304,256

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .        5.90%            31%          $ 25,507
JUNE 1, 2005 TO MAY 31, 2006 ..................        8.18%            89%          $ 19,858
NOVEMBER 1, 2004 TO MAY 31, 2005 ..............        1.79%            76%          $ 13,254
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........       12.70%           141%          $ 13,786
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........       39.38%           155%          $ 10,917
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........       (8.35)%          235%          $  7,699
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ......        6.04%           424%          $  5,619

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                    96 & 97

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                   BEGINNING            NET               AND   DISTRIBUTIONS  DISTRIBUTIONS
                                                   NET ASSET     INVESTMENT        UNREALIZED        FROM NET       FROM NET
                                                   VALUE PER         INCOME    GAIN (LOSS) ON      INVESTMENT       REALIZED
                                                       SHARE         (LOSS)       INVESTMENTS          INCOME          GAINS
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND (CONTINUED)

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $10.18           0.30             0.25           (0.30)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $10.23           0.59             0.14           (0.59)          (0.19)
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         $10.42           0.30            (0.19)          (0.30)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         $ 9.90           0.59             0.52           (0.59)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         $ 7.68           0.59             2.21           (0.58)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         $ 9.53           0.84            (1.63)          (0.85)          (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....         $10.00           1.02            (0.47)          (1.02)           0.00

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $10.17           0.30             0.24           (0.30)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $10.21           0.59             0.15           (0.59)          (0.19)
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         $10.40           0.31            (0.19)          (0.31)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         $ 9.89           0.59             0.51           (0.59)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         $ 7.66           0.59             2.22           (0.58)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         $ 9.52           0.84            (1.63)          (0.86)          (0.21)
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....         $10.00           1.02            (0.48)          (1.02)           0.00

TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $12.02           0.28             0.40           (0.28)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $12.62           0.49            (0.60)          (0.49)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................         $12.32           0.42             0.34           (0.43)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .............         $12.79           0.34            (0.35)          (0.34)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...............         $12.17           0.63             0.69           (0.62)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ............         $12.45           0.32            (0.06)          (0.32)          (0.22)

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $12.03           0.23             0.40           (0.23)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $12.63           0.40            (0.60)          (0.40)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................         $12.33           0.32             0.34           (0.33)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .............         $12.80           0.25            (0.35)          (0.25)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...............         $12.18           0.56             0.69           (0.55)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ............         $12.45           0.23            (0.05)          (0.23)          (0.22)

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $11.96           0.23             0.40           (0.23)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $12.57           0.39            (0.61)          (0.39)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................         $12.26           0.32             0.35           (0.33)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .............         $12.73           0.25            (0.35)          (0.25)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...............         $12.12           0.57             0.67           (0.55)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ............         $12.45           0.25            (0.11)          (0.25)          (0.22)

CLASS Z
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $11.81           0.27             0.39           (0.27)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $12.41           0.46            (0.59)          (0.47)           0.00
APRIL 8, 2005(4) TO MAY 31, 2005 ............         $12.19           0.06             0.22           (0.06)           0.00

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $11.81           0.28             0.40           (0.28)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $12.41           0.51            (0.60)          (0.51)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................         $12.11           0.44             0.34           (0.45)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .............         $12.57           0.36            (0.34)          (0.36)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...............         $11.97           0.64             0.68           (0.64)          (0.08)
JULY 1, 2001 TO JUNE 30, 2002 ...............         $11.85           0.43             0.36           (0.45)          (0.22)
JULY 1, 2000 TO JUNE 30, 2001 ...............         $11.33           0.70             0.52           (0.70)           0.00

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $11.81           0.29             0.40           (0.30)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $12.40           0.54            (0.59)          (0.54)           0.00
JUNE 1, 2004 TO MAY 31, 2005 ................         $12.11           0.48             0.33           (0.49)          (0.03)
JULY 1, 2003(3) TO MAY 31, 2004 .............         $12.58           0.39            (0.35)          (0.39)          (0.12)
JULY 1, 2002 TO JUNE 30, 2003 ...............         $11.97           0.73             0.66           (0.70)          (0.08)
JULY 1, 2001(4) TO JUNE 30, 2002 ............         $12.45           0.47            (0.25)          (0.48)          (0.22)



                                                                 ENDING           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                              NET ASSET    -------------------------------------------------------
                                                 RETURN OF    VALUE PER    NET INVESTMENT      GROSS       EXPENSES         NET
                                                   CAPITAL        SHARE     INCOME (LOSS)   EXPENSES         WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND (CONTINUED)

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $10.43             5.91%      2.20%        (0.35)%      1.85%
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $10.18             5.78%      2.36%        (0.51)%      1.85%
NOVEMBER 1, 2004 TO MAY 31, 2005 ............        0.00        $10.23             4.90%      2.31%        (0.14)%      2.17%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........        0.00        $10.42             5.82%      2.30%        (0.04)%      2.26%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........        0.00        $ 9.90             6.44%      2.36%        (0.00)%      2.36%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........        0.00        $ 7.68             9.05%      2.40%        (0.00)%      2.40%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....        0.00        $ 9.53            10.86%      4.04%        (1.65)%      2.39%

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $10.41             5.88%      2.19%        (0.34)%      1.85%
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $10.17             5.77%      2.36%        (0.51)%      1.85%
NOVEMBER 1, 2004 TO MAY 31, 2005 ............        0.00        $10.21             4.99%      2.20%        (0.13)%      2.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........        0.00        $10.40             5.81%      2.34%        (0.03)%      2.31%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........        0.00        $ 9.89             6.57%      2.38%        (0.00)%      2.38%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........        0.00        $ 7.66             9.02%      2.38%        (0.01)%      2.37%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....        0.00        $ 9.52            10.89%      4.10%        (1.70)%      2.40%

TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $12.42             4.54%      0.98%(5)     (0.08)%      0.90%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $12.02             3.88%      1.03%(5)     (0.13)%      0.90%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................        0.00        $12.62             3.30%      1.12%        (0.22)%      0.90%
JULY 1, 2003(3) TO MAY 31, 2004 .............        0.00        $12.32             3.07%      1.16%        (0.26)%      0.90%
JULY 1, 2002 TO JUNE 30, 2003 ...............        0.00        $12.79             3.78%      1.61%        (0.63)%      0.97%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ............        0.00        $12.17             5.78%      1.95%        (0.99)%      0.96%

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $12.43             3.79%      1.73%(5)     (0.08)%      1.65%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $12.03             3.13%      1.78%(5)     (0.13)%      1.65%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................        0.00        $12.63             2.57%      1.86%        (0.21)%      1.65%
JULY 1, 2003(3) TO MAY 31, 2004 .............        0.00        $12.33             2.19%      1.91%        (0.26)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 ...............        0.00        $12.80             2.81%      2.31%        (0.60)%      1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ............        0.00        $12.18             4.93%      1.94%        (1.11)%      0.83%

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $12.36             3.79%      1.80%(5)     (0.15)%      1.65%
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $11.96             3.14%      1.78%(5)     (0.13)%      1.65%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................        0.00        $12.57             2.57%      1.87%        (0.22)%      1.65%
JULY 1, 2003(3) TO MAY 31, 2004 .............        0.00        $12.26             2.20%      1.91%        (0.26)%      1.65%
JULY 1, 2002 TO JUNE 30, 2003 ...............        0.00        $12.73             2.88%      2.32%        (0.61)%      1.71%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ............        0.00        $12.12             5.14%      1.93%        (0.98)%      0.95%

CLASS Z
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $12.20             4.44%      1.15%(5)     (0.20)%      0.95%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $11.81             3.74%      1.19%(5)     (0.24)%      0.95%(5)
APRIL 8, 2005(4) TO MAY 31, 2005 ............        0.00        $12.41             3.42%      1.23%        (0.28)%      0.95%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $12.21             4.73%      0.80%(5)     (0.10)%      0.70%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $11.81             4.12%      0.85%(5)     (0.15)%      0.70%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................        0.00        $12.41             3.58%      0.94%        (0.24)%      0.70%
JULY 1, 2003(3) TO MAY 31, 2004 .............        0.00        $12.11             3.25%      0.99%        (0.29)%      0.70%
JULY 1, 2002 TO JUNE 30, 2003 ...............        0.00        $12.57             4.56%      1.19%        (0.59)%      0.60%(10)
JULY 1, 2001 TO JUNE 30, 2002 ...............        0.00        $11.97             5.38%      1.42%        (0.71)%      0.71%
JULY 1, 2000 TO JUNE 30, 2001 ...............        0.00        $11.85             6.02%      1.59%        (0.64)%      0.95%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        0.00        $12.20             5.02%      0.53%(5)     (0.11)%      0.42%(5)
JUNE 1, 2005 TO MAY 31, 2006 ................        0.00        $11.81             4.43%      0.58%(5)     (0.16)%      0.42%(5)
JUNE 1, 2004 TO MAY 31, 2005 ................        0.00        $12.40             3.87%      0.68%        (0.26)%      0.42%
JULY 1, 2003(3) TO MAY 31, 2004 .............        0.00        $12.11             3.49%      0.74%        (0.32)%      0.42%
JULY 1, 2002 TO JUNE 30, 2003 ...............        0.00        $12.58             4.66%      0.99%        (0.57)%      0.42%(10)
JULY 1, 2001(4) TO JUNE 30, 2002 ............        0.00        $11.97             5.99%      1.71%        (1.24)%      0.47%


                                                                PORTFOLIO      NET ASSETS AT
                                                       TOTAL     TURNOVER      END OF PERIOD
                                                   RETURN(2)     RATE(11)    (000'S OMITTED)
---------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND (CONTINUED)

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.51%           31%       $      9,751
JUNE 1, 2005 TO MAY 31, 2006 ................        7.38%           89%       $      9,554
NOVEMBER 1, 2004 TO MAY 31, 2005 ............        1.05%           76%       $     10,062
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........       11.55%          141%       $     10,076
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........       37.55%          155%       $      8,573
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........       (9.44)%         235%       $      4,313
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....        4.87%          424%       $      2,377

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.41%           31%       $      4,107
JUNE 1, 2005 TO MAY 31, 2006 ................        7.49%           89%       $      3,356
NOVEMBER 1, 2004 TO MAY 31, 2005 ............        1.11%           76%       $      3,822
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........       11.40%          141%       $      4,834
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........       37.73%          155%       $      6,038
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........       (9.56)%         235%       $      4,928
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....        4.77%          424%       $      2,312

TOTAL RETURN BOND FUND
---------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.69%          329%(18)   $     66,249
JUNE 1, 2005 TO MAY 31, 2006 ................       (0.91)%         704%(16)   $     69,066
JUNE 1, 2004 TO MAY 31, 2005 ................        6.19%          767%       $     84,188
JULY 1, 2003(3) TO MAY 31, 2004 .............       (0.09)%         918%       $     45,670
JULY 1, 2002 TO JUNE 30, 2003 ...............       10.95%          544%       $      2,691
JULY 1, 2001(4) TO JUNE 30, 2002 ............        2.21%          193%       $        117

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.30%          329%(18)   $     19,562
JUNE 1, 2005 TO MAY 31, 2006 ................       (1.65)%         704%(16)   $     21,356
JUNE 1, 2004 TO MAY 31, 2005 ................        5.39%          767%       $     27,681
JULY 1, 2003(3) TO MAY 31, 2004 .............       (0.79)%         918%       $      8,031
JULY 1, 2002 TO JUNE 30, 2003 ...............        9.85%          544%       $      3,868
JULY 1, 2001(4) TO JUNE 30, 2002 ............        1.52%          193%       $         87

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.32%          329%(18)   $      6,813
JUNE 1, 2005 TO MAY 31, 2006 ................       (1.75)%         704%(16)   $      7,827
JUNE 1, 2004 TO MAY 31, 2005 ................        5.52%          767%       $      9,823
JULY 1, 2003(3) TO MAY 31, 2004 .............       (0.79)%         918%       $      6,248
JULY 1, 2002 TO JUNE 30, 2003 ...............        9.78%          544%       $      4,425
JULY 1, 2001(4) TO JUNE 30, 2002 ............        1.12%          193%       $         27

CLASS Z
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.64%          329%(18)   $      4,534
JUNE 1, 2005 TO MAY 31, 2006 ................       (1.03)%         704%(16)   $      6,578
APRIL 8, 2005(4) TO MAY 31, 2005 ............        2.31%          767%       $     29,204

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.86%          329%(18)   $    804,020
JUNE 1, 2005 TO MAY 31, 2006 ................       (0.78)%         704%(16)   $    783,354
JUNE 1, 2004 TO MAY 31, 2005 ................        6.53%          767%       $    720,935
JULY 1, 2003(3) TO MAY 31, 2004 .............        0.20%          918%       $    202,187
JULY 1, 2002 TO JUNE 30, 2003 ...............       11.01%          544%       $     91,244
JULY 1, 2001 TO JUNE 30, 2002 ...............        8.81%          193%       $     38,841
JULY 1, 2000 TO JUNE 30, 2001 ...............       11.06%          449%       $     31,788

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)        5.92%          329%(18)   $    380,130
JUNE 1, 2005 TO MAY 31, 2006 ................       (0.42)%         704%(16)   $    341,620
JUNE 1, 2004 TO MAY 31, 2005 ................        6.74%          767%       $    248,414
JULY 1, 2003(3) TO MAY 31, 2004 .............        0.38%          918%       $     50,699
JULY 1, 2002 TO JUNE 30, 2003 ...............       11.05%          544%       $     51,022
JULY 1, 2001(4) TO JUNE 30, 2002 ............        1.90%          193%       $        202

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                    98 & 99

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                   BEGINNING            NET               AND   DISTRIBUTIONS  DISTRIBUTIONS
                                                   NET ASSET     INVESTMENT        UNREALIZED        FROM NET       FROM NET
                                                   VALUE PER         INCOME    GAIN (LOSS) ON      INVESTMENT       REALIZED
                                                       SHARE         (LOSS)       INVESTMENTS          INCOME          GAINS
----------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $ 9.57           0.23              0.01           (0.24)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $ 9.64           0.38(8)          (0.04)          (0.41)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         $ 9.71           0.14             (0.04)          (0.17)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         $ 9.83           0.15             (0.02)          (0.25)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         $ 9.90           0.18              0.06           (0.31)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         $10.24           0.35             (0.34)          (0.35)           0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....         $10.10           0.52              0.16           (0.54)           0.00

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $ 9.54           0.19              0.02           (0.20)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $ 9.62           0.30(8)          (0.04)          (0.34)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         $ 9.68           0.09             (0.03)          (0.12)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         $ 9.81           0.07             (0.03)          (0.17)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         $ 9.88           0.09              0.06           (0.22)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         $10.22           0.26             (0.34)          (0.26)           0.00
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....         $10.10           0.44              0.14           (0.46)           0.00

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $ 9.56           0.19              0.02           (0.20)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $ 9.64           0.30(8)          (0.04)          (0.34)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         $ 9.70           0.09             (0.03)          (0.12)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         $ 9.83           0.06             (0.02)          (0.17)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         $ 9.90           0.10              0.05           (0.22)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         $10.23           0.26             (0.32)          (0.27)           0.00
NOVEMBER 30, 2000(4)TO OCTOBER 31, 2001 .....         $10.10           0.44              0.15           (0.46)           0.00

CLASS Z
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         $ 9.53           0.22              0.02           (0.23)           0.00
JUNE 1, 2005 TO MAY 31, 2006 ................         $ 9.61           0.37(8)          (0.05)          (0.40)           0.00
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         $ 9.67           0.14             (0.03)          (0.17)           0.00
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         $ 9.80           0.15             (0.03)          (0.25)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         $ 9.86           0.18              0.08           (0.32)           0.00
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         $10.19           0.35             (0.34)          (0.34)           0.00
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ........         $10.14           0.54              0.14           (0.63)           0.00


                                                                 ENDING           RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                              NET ASSET    -------------------------------------------------------
                                                 RETURN OF    VALUE PER    NET INVESTMENT      GROSS       EXPENSES         NET
                                                   CAPITAL        SHARE     INCOME (LOSS)   EXPENSES         WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.57            4.70%       1.32%        (0.52)%       0.80%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.57            3.93%       1.51%        (0.71)%       0.80%
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         0.00       $ 9.64            2.54%       1.36%        (0.31)%       1.05%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         0.00       $ 9.71            1.71%       1.32%        (0.20)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         0.00       $ 9.83            1.76%       1.25%        (0.12)%       1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         0.00       $ 9.90            3.49%       1.25%        (0.13)%       1.12%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....         0.00       $10.24            4.59%       1.52%        (0.40)%       1.12%

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.55            3.95%       2.07%        (0.52)%       1.55%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.54            3.16%       2.26%        (0.71)%       1.55%
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         0.00       $ 9.62            1.70%       2.07%        (0.18)%       1.89%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         0.00       $ 9.68            0.83%       2.11%        (0.12)%       1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         0.00       $ 9.81            0.93%       2.05%        (0.05)%       2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         0.00       $ 9.88            2.47%       2.04%        (0.04)%       2.00%
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....         0.00       $10.22            3.60%       2.40%        (0.21)%       2.19%

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.57            3.94%       2.07%        (0.52)%       1.55%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.56            3.14%       2.26%        (0.71)%       1.55%
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         0.00       $ 9.64            1.72%       2.14%        (0.24)%       1.90%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         0.00       $ 9.70            0.84%       2.10%        (0.11)%       1.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         0.00       $ 9.83            0.87%       2.04%        (0.04)%       2.00%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         0.00       $ 9.90            2.54%       2.03%        (0.03)%       2.00%
NOVEMBER 30, 2000(4)TO OCTOBER 31, 2001 .....         0.00       $10.23            3.60%       2.26%        (0.21)%       2.05%

CLASS Z
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)         0.00       $ 9.54            4.66%       1.49%        (0.65)%       0.84%
JUNE 1, 2005 TO MAY 31, 2006 ................         0.00       $ 9.53            3.82%       1.68%        (0.79)%       0.89%(15)
NOVEMBER 1, 2004 TO MAY 31, 2005 ............         0.00       $ 9.61            2.59%       1.15%        (0.16)%       0.99%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........         0.00       $ 9.67            1.69%       1.16%        (0.04)%       1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........         0.00       $ 9.80            1.87%       1.08%        (0.01)%       1.07%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         0.00       $ 9.86            3.55%       1.16%        (0.01)%       1.15%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ........         0.00       $10.19            5.30%       1.24%        (0.00)%       1.24%


                                                                PORTFOLIO      NET ASSETS AT
                                                       TOTAL     TURNOVER      END OF PERIOD
                                                   RETURN(2)     RATE(11)    (000'S OMITTED)
---------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND
---------------------------------------------------------------------------------------------

CLASS A
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          2.48%          12%            $12,991
JUNE 1, 2005 TO MAY 31, 2006 ................          3.64%          23%            $12,747
NOVEMBER 1, 2004 TO MAY 31, 2005 ............          1.05%           9%            $14,948
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........          1.35%          28%            $18,865
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........          2.45%          90%            $31,490
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........          0.15%         204%            $22,230
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....          6.90%         221%            $ 9,522

CLASS B
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          2.10%          12%            $ 5,231
JUNE 1, 2005 TO MAY 31, 2006 ................          2.76%          23%            $ 6,015
NOVEMBER 1, 2004 TO MAY 31, 2005 ............          0.66%           9%            $ 8,562
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........          0.37%          28%            $10,249
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........          1.56%          90%            $13,820
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         (0.74)%        204%            $13,419
NOVEMBER 30, 2000(4) TO OCTOBER 31, 2001 ....          5.82%         221%            $ 3,869

CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          2.10%          12%            $ 3,292
JUNE 1, 2005 TO MAY 31, 2006 ................          2.76%          23%            $ 3,551
NOVEMBER 1, 2004 TO MAY 31, 2005 ............          0.67%           9%            $ 6,473
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........          0.37%          28%            $10,034
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........          1.56%          90%            $16,138
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........         (0.63)%        204%            $ 8,947
NOVEMBER 30, 2000(4)TO OCTOBER 31, 2001 .....          5.90%         221%            $ 3,346

CLASS Z
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)          2.57%          12%            $ 8,416
JUNE 1, 2005 TO MAY 31, 2006 ................          3.45%          23%            $ 9,261
NOVEMBER 1, 2004 TO MAY 31, 2005 ............          1.18%           9%            $12,961
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ........          1.25%          28%            $15,898
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ........          2.62%          90%            $27,021
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ........          0.15%         204%            $30,194
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ........          6.84%         221%            $47,219

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                   100 & 101

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                   NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   The Fund changed its fiscal year-end from June 30 to May 31.

(4)   Commencement of operations.

(5) Includes expenses allocated from the Portfolio(s) in which the Fund invests.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a Master portfolio.

(7)   Return of capital was less than $0.01 per share.

(8) Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period, because the use of undistributed income method did not accord with results of operations.

(9)   Amounts represent less than $1,000.

(10)  Includes interest expense.

(11) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(12) Effective October 1, 2005, the expense cap for Stable Income Fund - Class A changed from 0.90% to 0.85%. The blended expense cap as of May 31, 2006 is 0.87%.

(13) Effective October 1, 2005, the expense cap for Stable Income Fund - Class B changed from 1.65% to 1.60%. The blended expense cap as of May 31, 2006 is 1.62%.

(14) Effective October 1, 2005, the expense cap for Stable Income Fund - Class C changed from 1.65% to 1.60%. The blended expense cap as of May 31, 2006 is 1.62%.

(15) Effective October 1, 2005, the expense cap for Ultra Short Duration Bond - Class Z changed from 0.97% to 0.84%. The blended expense cap as of May 31, 2006 is 0.89%.

(16)  Excluding TBA, the portfolio turnover ratio is 431%.

(17)  Excluding TBA, the portfolio turnover ratio is 109%.

(18)  Excluding TBA, the portfolio turnover ratio is 169%.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, and Ultra-Short Duration Bond Fund.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                                                                                 After
                                                                    Before Reorganization                    Reorganization
                                                        ----------------------------------------------    --------------------
                                                                        Target Funds                         Acquiring Fund
                                                                                                              WELLS FARGO
                                                                                                                ADVANTAGE
                                                        WELLS FARGO LIMITED-    WELLS FARGO MONTGOMERY        SHORT DURATION
                                                           TERM GOVERNMENT          SHORT DURATION           GOVERNMENT BOND
Fund                                                         INCOME FUND        GOVERNMENT BOND FUND*              FUND
------------------------------------------------------------------------------------------------------------------------------
Shares:
------------------------------------------------------------------------------------------------------------------------------
  CLASS A                                                      5,109,856               4,443,585                  9,526,621
------------------------------------------------------------------------------------------------------------------------------
  CLASS B                                                      1,902,816                 952,418                  2,843,954
------------------------------------------------------------------------------------------------------------------------------
  CLASS C                                                            N/A               2,165,218                  2,165,218
------------------------------------------------------------------------------------------------------------------------------
  ADMINISTRATOR                                                      N/A                     N/A                 44,588,299
------------------------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS(1)                                       9,020,949              35,798,856                        N/A
------------------------------------------------------------------------------------------------------------------------------
Net Assets:
------------------------------------------------------------------------------------------------------------------------------
  CLASS A                                                    $50,717,203            $ 44,336,925               $ 95,054,128
------------------------------------------------------------------------------------------------------------------------------
  CLASS B                                                     18,885,585               9,509,219                 28,394,804
------------------------------------------------------------------------------------------------------------------------------
  CLASS C                                                            N/A              21,635,010                 21,635,010
------------------------------------------------------------------------------------------------------------------------------
  ADMINISTRATOR                                                      N/A                     N/A                445,424,201
------------------------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS(1)                                      87,803,989             357,620,212                        N/A
------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)                       $  (710,644)           $ (4,122,096)              $ (4,832,740)
------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized losses                              $(2,120,074)           $ (3,376,361)              $ (5,496,435)
------------------------------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Institutional Class of Wells Fargo Montgomery Short Duration Government Bond Fund and then the Fund and its class were renamed the Institutional Class of Wells Fargo Limited Term Government Income Fund merged into Administrator Class of Wells Fargo Advantage Short Duration Government Bond Fund.

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                     Before                                         After
                                                  Reorganization                                 Reorganization
                            -----------------------------------------------------------------   ----------------
                                                   Target Funds                                  Acquiring Fund
                                                                                 Wells Fargo
                                                 Strong                          Montgomery      Wells Fargo
Fund                         Strong Advisor     Corporate       Wells Fargo     Total Return    Advantage Total
                               Bond Fund       Income Fund      Income Fund      Bond Fund*     Return Bond Fund
----------------------------------------------------------------------------------------------------------------
Shares:
----------------------------------------------------------------------------------------------------------------
  CLASS A                        1,305,465              N/A        1,992,136        4,031,232        6,666,474
----------------------------------------------------------------------------------------------------------------
  CLASS B                          898,996              N/A        1,142,040          618,910        2,257,632
----------------------------------------------------------------------------------------------------------------
  CLASS C                          386,051              N/A              N/A          451,168          785,714
----------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS(1)         9,407,133              N/A       27,159,629       32,688,880       19,686,059
----------------------------------------------------------------------------------------------------------------
  CLASS K                        3,005,443              N/A              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------------------
  INVESTOR CLASS                       N/A        2,183,766              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------------------
  CLASS Z(3)                       708,572              N/A              N/A              N/A        2,396,048
----------------------------------------------------------------------------------------------------------------
  ADMINISTRATOR CLASS(2)               N/A              N/A              N/A              N/A       56,221,860
----------------------------------------------------------------------------------------------------------------
  SELECT CLASS                         N/A              N/A              N/A       11,436,073              N/A
----------------------------------------------------------------------------------------------------------------
Net Assets:
----------------------------------------------------------------------------------------------------------------
  CLASS A                    $  13,965,906             $N/A    $  18,715,471    $  49,993,960    $  82,675,337
----------------------------------------------------------------------------------------------------------------
  CLASS B                        9,623,556              N/A       10,718,544        7,682,760       28,024,860
----------------------------------------------------------------------------------------------------------------
  CLASS C                        4,130,633              N/A              N/A        5,570,594        9,701,227
----------------------------------------------------------------------------------------------------------------
  INSTITUTIONAL CLASS(1)       100,550,862              N/A      254,810,247      398,590,144      239,933,762
----------------------------------------------------------------------------------------------------------------
  CLASS K                       32,137,915              N/A              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------------------
  INVESTOR CLASS                       N/A       21,635,076              N/A              N/A              N/A
----------------------------------------------------------------------------------------------------------------
  CLASS Z(3)                     7,581,009              N/A              N/A              N/A       29,216,085
----------------------------------------------------------------------------------------------------------------
  ADMINISTRATOR CLASS(2)               N/A              N/A              N/A              N/A      685,538,306
----------------------------------------------------------------------------------------------------------------
  SELECT CLASS                                                                    139,382,900              N/A
----------------------------------------------------------------------------------------------------------------
  UNREALIZED APPRECIATION
  (DEPRECIATION)             $    (657,167)   $    (122,536)   $  (1,535,409)   $  (5,110,365)   $  (7,425,477)
----------------------------------------------------------------------------------------------------------------
  ACCUMULATED NET REALIZED
  GAIN (LOSS)                $   3,765,790    $     (23,531)   $     (58,554)   $   1,181,098    $   4,864,803

*     Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Institutional Class of Strong Advisor Bond Fund merged into Select Class of Wells Fargo Montgomery Total Return Bond Fund and then the Fund and its class were renamed the Institutional Class of Wells Fargo Advantage Total Return Bond Fund.

(2) Effective at the close of business on April 8, 2005, Institutional Class of Wells Fargo Montgomery Total Return Bond Fund and then the Fund and its class were renamed the Institutional Class of Wells Fargo Income Fund and Class K of Strong Advisor Bond Fund merged into Administrator Class of Wells Fargo Advantage Total Return Bond Fund.

(3) Effective at the close of business on April 8, 2005, Class Z of Strong Advisor Bond Fund and Investor Class of Strong Corporate Income Fund merged into Class Z of Wells Fargo Advantage Total Return Bond Fund.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing, and administration fees.

      The Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund are as follows:


                                           Diversified   Inflation-Protected      Stable            Total Return
                                            Bond Fund         Bond Fund         Income Fund           Bond Fund
-----------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO             4%                41%                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                 7%                N/A                N/A                  N/A
-----------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                       N/A                N/A                66%                  N/A
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                    1%                N/A                N/A                  77%
-----------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

WELLS FARGO ADVANTAGE INCOME FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders monthly, with the exception of the High Yield Bond, Inflation-Protected Bond, Short Duration Government Bond, Strategic Income, Total Return Bond and Ultra-Short Duration Bond Funds, for which net investment income, if any, is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2006.

      At May 31, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                Capital Loss
Fund                                         Year Expires       Carryforwards
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                             2014           $   869,486
--------------------------------------------------------------------------------
INCOME PLUS FUND                                 2008               972,513
                                                 2009             4,178,571
                                                 2010             1,602,869
                                                 2011               484,626
                                                 2013               210,712
                                                 2014                73,948
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND              2007             8,798,825
                                                 2008            17,842,488
                                                 2012             8,757,525
                                                 2013             4,919,342
                                                 2014             8,423,067
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND              2007             1,422,016
                                                 2008               471,758
                                                 2012             3,043,490
                                                 2013             3,149,457
                                                 2014             7,300,815

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                               Capital Loss
Fund                                   Year Expires            Carryforwards
--------------------------------------------------------------------------------
STABLE INCOME FUND                         2007                $   106,433
                                           2008                    185,398
                                           2009                     88,159
                                           2011                    623,902
                                           2012                    688,353
                                           2013                    327,692
                                           2014                  1,232,465
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                     2007                 12,367,877
                                           2008                  1,017,826
                                           2012                  1,476,555
                                           2013                  1,289,153
                                           2014                  2,756,169
--------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND             2008                    240,514
                                           2010                  3,205,247
                                           2011                  1,042,242
                                           2012                    203,609
                                           2014                     73,332
--------------------------------------------------------------------------------

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

      At May 31, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                      Deferred Post-October
Fund                                                      Capital Loss
------------------------------------------------------------------------------
INCOME PLUS FUND                                          $   795,168
------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                               1,811,403
------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                         5,485,133
------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                         3,448,764
------------------------------------------------------------------------------
STABLE INCOME FUND                                            283,311
------------------------------------------------------------------------------
STRATEGIC INCOME FUND                                         137,890
------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                     21,767,802
------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                                 23,047

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses.

      As of November 30, 2006, there were no forward contracts in the Funds.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the

WELLS FARGO ADVANTAGE INCOME FUNDS    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2006, the following Funds held futures contracts:

                                                                                                    Net Unrealized
                                                                        Expiration      Notional     Appreciation
Fund                                    Contracts       Type               Date          Amount     (Depreciation)
-------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND           12 Short   US 5 Year Note      March 2007    $ 1,273,875    $   (4,519)
                                         12 Short   US 2 Year Note      March 2007      2,460,000        (4,894)
-------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND      103 Long   US 10 Year Note     March 2007     11,246,313        88,052
                                         127 Long   US 10 Year Note     March 2007     13,866,813       106,581

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2006, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At November 30, 2006, the Funds had no open swap contracts.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds

      Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                 Subadvisory
                                                       Advisory Fees                                                Fees*
                                  Average Daily        (% of Average                         Average Daily       (% of Average
Fund                                Net Assets       Daily Net Assets)    Subadviser          Net Assets       Daily Net Assets)
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND            First $500 million         0.550        Wells Capital     First $100 million        0.350
                                 Next $500 million         0.500          Management       Next $200 million        0.300
                                   Next $2 billion         0.450         Incorporated      Next $200 million        0.250
                                   Next $2 billion         0.425                           Over $500 million        0.200
                                   Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                First $500 million         0.550        Wells Capital     First $100 million        0.200
                                 Next $500 million         0.500          Management       Next $200 million        0.175
                                   Next $2 billion         0.450         Incorporated      Next $200 million        0.150
                                   Next $2 billion         0.425                           Over $500 million        0.100
                                   Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT         First $500 million         0.450        Wells Capital     First $100 million        0.200
INCOME FUND                      Next $500 million         0.400          Management       Next $200 million        0.175
                                   Next $2 billion         0.350         Incorporated      Next $200 million        0.150
                                   Next $2 billion         0.325                           Over $500 million        0.100
                                   Over $5 billion         0.300
-------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION                  First $500 million         0.450        Wells Capital     First $100 million        0.150
GOVERNMENT                       Next $500 million         0.400          Management       Next $200 million        0.100
BOND FUND                          Next $2 billion         0.350         Incorporated      Over $300 million        0.050
                                   Next $2 billion         0.325
                                   Over $5 billion         0.300
-------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME                First $500 million         0.550        Wells Capital     First $100 million        0.350
FUND                             Next $500 million         0.500          Management       Next $200 million        0.300
                                   Next $2 billion         0.450         Incorporated      Next $200 million        0.250
                                   Next $2 billion         0.425                           Over $500 million        0.200
                                   Over $5 billion         0.400
-------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION            First $500 million         0.450        Wells Capital     First $100 million        0.150
BOND FUND                        Next $500 million         0.400          Management       Next $200 million        0.100
                                   Next $2 billion         0.350         Incorporated      Over $300 million        0.050
                                   Next $2 billion         0.325
                                   Over $5 billion         0.300

* Effective January 1, 2006. Prior to January 1, 2006, the investment subadviser was entitled to be paid a monthly fee at the following rates:

WELLS FARGO ADVANTAGE INCOME FUNDS    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                      Subadvisory Fees
                                                              Average Daily             (% of Average
Fund                                 Subadviser                 Net Assets            Daily Net Assets)
---------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND            Sutter Advisors LLC         First $50 million               0.500
                                                             Next $50 million               0.400
                                                            Over $100 million               0.300
---------------------------------------------------------------------------------------------------------
INCOME PLUS FUND              Wells Capital Management      First $400 million              0.200
                                    Incorporated            Next $400 million               0.175
                                                            Over $800 million               0.150
---------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT       Wells Capital Management      First $400 million              0.150
INCOME FUND                         Incorporated            Next $400 million               0.125
                                                            Over $800 million               0.100
---------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT     Wells Capital Management      First $400 million              0.150
BOND FUND                           Incorporated            Next $400 million               0.125
                                                            Over $800 million               0.100
---------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND         Wells Capital Management      First $400 million              0.200
                                    Incorporated            Next $400 million               0.175
                                                            Over $800 million               0.150
---------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION          Wells Capital Management      First $400 million              0.200
BOND FUND                           Incorporated            Next $400 million               0.175
                                                            Over $800 million               0.150

      For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

      For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Prior to July 28, 2005, the Inflation-Protected Bond Fund and Total Return Bond Fund each invested their assets directly in portfolios of securities. Accordingly, Funds Management was entitled to receive an advisory fee from each Fund for its services as adviser. Funds Management was paid a monthly fee at the following annual rates:

                                                                                                                  Subadvisory
                                                    Advisory Fees                                                    Fees
                              Average Daily         (% of Average                             Average Daily      (% of Average
Fund                            Net Assets        Daily Net Assets)   Subadviser                Net Assets      Daily Net Assets)
----------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED         First $500 million         0.450          Wells Capital         First $400 million       0.150
BOND FUND                    Next $500 million         0.400             Management          Next $400 million       0.125
                               Next $2 billion         0.350           Incorporated          Over $800 million       0.100
                               Next $2 billion         0.325
                               Over $5 billion         0.300
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                First $500 million         0.450          Wells Capital         First $400 million       0.150
BOND FUND                    Next $500 million         0.400             Management          Next $400 million       0.125
                               Next $2 billion         0.350           Incorporated          Over $800 million       0.100
                               Next $2 billion         0.325
                               Over $5 billion         0.300

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                Admin Fees
                                    Average Daily              (% of Average
                                      Net Assets             Daily Net Assets)
--------------------------------------------------------------------------------
FUND LEVEL                           First $5 billion              0.05
                                      Next $5 billion              0.04
                                     Over $10 billion              0.03
--------------------------------------------------------------------------------
CLASS A                              All asset levels              0.28
--------------------------------------------------------------------------------
CLASS B                              All asset levels              0.28
--------------------------------------------------------------------------------
CLASS C                              All asset levels              0.28
--------------------------------------------------------------------------------
CLASS Z                              All asset levels              0.45
--------------------------------------------------------------------------------
ADMINISTRATOR CLASS                  All asset levels              0.10
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS                  All asset levels              0.08
--------------------------------------------------------------------------------

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                % Of Average
                                                               Daily Net Assets
--------------------------------------------------------------------------------
ALL INCOME FUNDS                                                      0.02
--------------------------------------------------------------------------------

      WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                 % of Average
 Share Class                                                   Daily Net Assets
--------------------------------------------------------------------------------
 CLASS A, CLASS B, CLASS C, CLASS Z, ADMINISTRATOR CLASS            0.25
--------------------------------------------------------------------------------

For the period ended November 30, 2006, shareholder servicing fees paid were as follows:

                                                                              Administrator       Institutional
 Fund                          Class A     Class B    Class C     Class Z         Class                Class
---------------------------------------------------------------------------------------------------------------
 DIVERSIFIED BOND FUND             N/A         N/A        N/A         N/A        $122,176              N/A
---------------------------------------------------------------------------------------------------------------
 HIGH YIELD BOND FUND        $  99,630     $25,859    $18,446         N/A             N/A              N/A
---------------------------------------------------------------------------------------------------------------
 INCOME PLUS FUND               46,862      17,629      6,722         N/A             N/A              N/A
---------------------------------------------------------------------------------------------------------------
 INFLATION-PROTECTED
 BOND FUND                      35,964      12,246     12,278         N/A          68,530              N/A
---------------------------------------------------------------------------------------------------------------
 INTERMEDIATE GOVERNMENT
 INCOME FUND                   148,717      23,525     11,109         N/A         501,798              N/A
---------------------------------------------------------------------------------------------------------------
 SHORT DURATION
 GOVERNMENT BOND FUND           96,707      20,976     13,215         N/A         479,199          $     0
---------------------------------------------------------------------------------------------------------------
 STABLE INCOME FUND             74,985      12,169      5,578         N/A         449,937              N/A
---------------------------------------------------------------------------------------------------------------
 STRATEGIC INCOME FUND          26,868      11,896      4,484         N/A             N/A              N/A
---------------------------------------------------------------------------------------------------------------
 TOTAL RETURN BOND FUND         84,596      25,402      9,036    $  7,699         988,796                0
---------------------------------------------------------------------------------------------------------------
 ULTRA-SHORT DURATION
 BOND FUND                      16,406       7,222      4,271      11,041             N/A              N/A

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      For the period ended November 30, 2006, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended November 30, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios during the period were as follows:

                                                           Net Operating Expense Ratios
                                                           ----------------------------
                                                                             Administrator     Institutional
Fund                              Class A    Class B    Class C    Class Z         Class            Class
------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND               N/A        N/A        N/A        N/A          0.70%             N/A
------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND               1.15%      1.90%      1.90%       N/A           N/A              N/A
------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                   1.00%      1.75%      1.75%       N/A           N/A              N/A
------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND      0.85%      1.60%      1.60%       N/A          0.60%             N/A
------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT
INCOME FUND                        0.95%      1.70%      1.70%       N/A          0.70%             N/A
------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT
BOND FUND                          0.85%      1.60%      1.60%       N/A          0.60%            0.42%
------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                 0.85%      1.60%      1.60%       N/A          0.65%             N/A
------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND              1.10%      1.85%      1.85%       N/A           N/A              N/A
------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND             0.90%      1.65%      1.65%      0.95%         0.70%            0.42%
------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION
BOND FUND                          0.80%      1.55%      1.55%      0.84%          N/A              N/A

4. INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended November 30, 2006, were as follows:

Fund                                      Purchases at Cost  Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED BOND FUND**                    $   80,772,766    $   77,934,895
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                           40,908,463        49,050,842
--------------------------------------------------------------------------------
INCOME PLUS FUND                               55,543,137        58,440,601
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND**                16,960,757        19,772,361
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND           389,015,589       371,482,669
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND         1,568,876,356     1,558,385,237
--------------------------------------------------------------------------------
STABLE INCOME FUND**                           98,490,500        21,884,354
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                          13,530,881         9,412,361
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND**                    4,389,526,272     4,337,740,595
--------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                  4,358,312         3,428,059

** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)    WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended November 30, 2006, there were no borrowings by the Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of November 30, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE       DATE           VALUE
AGENCY SECURITIES - 0.79%

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.79%
$  2,000,000   FNMA+/-                                                                        4.96%    02/17/2009    $  1,949,100
TOTAL AGENCY SECURITIES (COST $2,000,000)                                                                               1,949,100
                                                                                                                     ------------
US TREASURY SECURITIES - 98.29%

US TREASURY BONDS - 41.43%
  12,400,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.00     07/15/2014      13,187,010
  11,160,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      1.88     07/15/2015      11,384,089
  11,050,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.00     01/15/2016      11,144,927
  16,120,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.38     01/15/2025      17,945,764
  11,050,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      2.00     01/15/2026      11,064,169
   9,265,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      3.63     04/15/2028      14,671,189
  10,855,000   US TREASURY BOND - INFLATION PROTECTED<<&                                      3.88     04/15/2029      17,649,058
   3,125,000   US TREASURY BOND - INFLATION PROTECTED&                                        3.38     04/15/2032       4,537,850
                                                                                                                      101,584,056
                                                                                                                     ------------
US TREASURY NOTES - 56.86%
   7,700,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.63     01/15/2008       9,747,006
   9,095,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.88     01/15/2009      11,586,499
   6,535,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      4.25     01/15/2010       8,350,096
  17,425,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      0.88     04/15/2010      17,791,435
   6,540,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.50     01/15/2011       8,012,740
  11,655,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      2.38     04/15/2011      11,981,706
   3,535,000   US TREASURY NOTE - INFLATION PROTECTED&                                        3.38     01/15/2012       4,269,508
  13,035,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      3.00     07/15/2012      15,341,363
  12,965,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      1.88     07/15/2013      14,052,092
  13,135,000   US TREASURY NOTE - INFLATION PROTECTED&                                        2.00     01/15/2014      14,247,272
  12,355,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      1.63     01/15/2015      12,597,726
  11,055,000   US TREASURY NOTE - INFLATION PROTECTED<<&                                      2.50     07/15/2016      11,443,288
                                                                                                                      139,420,731
                                                                                                                     ------------
TOTAL US TREASURY SECURITIES (COST $242,939,697)                                                                      241,004,787
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING - 47.69%

COLLATERAL INVESTED IN OTHER ASSETS - 47.69%
     237,033   ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                      5.46     01/16/2007         237,080
     120,234   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                        5.38     06/29/2007         120,303
     104,775   ABN AMRO BANK NV+/-                                                            5.43     05/11/2007         104,805
      41,223   ALLIED IRISH BANKS NORTH AMERICA                                               5.31     12/04/2006          41,205
     343,526   AMERICAN EXPRESS BANK+/-                                                       5.39     11/21/2007         343,910
   1,580,218   AMERICAN EXPRESS BANK FSB+/-                                                   5.28     01/26/2007       1,580,218
     996,225   AMERICAN GENERAL FINANCE CORPORATION+/-++                                      5.35     12/14/2007         996,623
      34,353   AMERICAN HONDA FINANCE CORPORATION+/-++                                        5.46     09/27/2007          34,396
     858,814   ATLAS CAPITAL FUNDING CORPORATION+/-++                                         5.34     05/10/2007         858,814
     687,051   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                              5.30     04/25/2007         687,079
      47,887   ATOMIUM FUNDING CORPORATION                                                    5.35     02/08/2007          47,407
     123,669   BANK OF AMERICA NA+/-                                                          5.69     09/06/2007         124,045
      30,917   BANK OF IRELAND                                                                5.30     12/05/2006          30,899
      85,881   BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                          5.42     01/12/2007          85,889
     171,763   BEAR STEARNS & COMPANY+/-                                                      5.94     09/27/2007         172,687
   3,435,257   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $3,435,768)        5.36     12/01/2006       3,435,257
   7,385,803   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $7,386,903)        5.36     12/01/2006       7,385,803
      65,957   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53     01/16/2007          65,971
   2,232,917   BEAR STEARNS COMPANIES INCORPORATED+/-                                         5.39     02/23/2007       2,232,917
     515,289   BETA FINANCE INCORPORATED+/-++                                                 5.34     07/17/2007         515,448

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      68,705    BHP BILLITON FINANCE (USA) LIMITED                                           5.32%    12/28/2006    $     68,434
    2,232,917    BUCKINGHAM II CDO LLC                                                        5.31     12/20/2006       2,226,732
      858,814    BUCKINGHAM II CDO LLC++                                                      5.34     01/22/2007         852,313
    1,740,542    BUCKINGHAM III CDO LLC                                                       5.30     12/06/2006       1,739,271
      858,814    BUCKINGHAM III CDO LLC++                                                     5.31     12/15/2006         857,062
      492,959    CAIRN HIGH GRADE FUNDING I LLC++                                             5.35     02/01/2007         488,513
      583,994    CANCARA ASSET SECURITIZATION LIMITED++                                       5.33     12/04/2006         583,737
    4,981,226    CEDAR SPRINGS CAPITAL COMPANY                                                5.35     12/01/2006       4,981,226
      505,120    CEDAR SPRINGS CAPITAL COMPANY                                                5.30     12/06/2006         504,751
      246,411    CEDAR SPRINGS CAPITAL COMPANY                                                5.33     12/18/2006         245,800
       12,745    CEDAR SPRINGS CAPITAL COMPANY++                                              5.35     01/08/2007          12,674
      125,937    CEDAR SPRINGS CAPITAL COMPANY                                                5.36     02/02/2007         124,782
       28,719    CEDAR SPRINGS CAPITAL COMPANY++                                              5.38     03/12/2007          28,297
    2,842,450    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,842,873)                   5.36     12/01/2006       2,842,450
        8,588    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                   5.36     01/17/2007           8,529
      171,763    CREDIT SUISSE FIRST BOSTON+/-                                                5.36     03/27/2007         171,763
      154,587    CREDIT SUISSE FIRST BOSTON+/-                                                5.47     04/05/2007         154,659
       78,667    CREDIT SUISSE FIRST BOSTON+/-                                                5.74     10/29/2007          78,976
        8,588    CROWN POINT CAPITAL COMPANY                                                  5.39     04/17/2007           8,418
      240,468    CULLINAN FINANCE CORPORATION+/-++                                            5.28     12/20/2006         240,466
       30,711    CULLINAN FINANCE CORPORATION++                                               5.32     12/21/2006          30,622
    1,182,038    DEER VALLEY FUNDING LLC                                                      5.31     12/11/2006       1,180,312
      172,106    DEER VALLEY FUNDING LLC                                                      5.31     12/14/2006         171,779
    1,717,628    DEER VALLEY FUNDING LLC                                                      5.31     12/15/2006       1,714,125
    1,717,628    DEER VALLEY FUNDING LLC                                                      5.34     01/23/2007       1,704,386
      183,821    DEER VALLEY FUNDING LLC++                                                    5.35     01/24/2007         182,376
      510,754    DEER VALLEY FUNDING LLC                                                      5.35     02/06/2007         505,774
      412,231    DEER VALLEY FUNDING LLC++                                                    5.37     02/27/2007         406,950
       78,152    DEUTSCHE BANK AG+/-                                                          5.37     03/15/2007          77,754
       68,705    FAIRWAY FINANCE CORPORATION++                                                5.33     12/11/2006          68,605
      670,871    FAIRWAY FINANCE CORPORATION++                                                5.32     12/15/2006         669,503
   13,053,977    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $13,055,921)               5.36     12/01/2006      13,053,977
    1,717,628    FIVE FINANCE INCORPORATED+/-++                                               5.37     01/25/2007       1,718,384
       27,104    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                             5.31     12/08/2006          27,077
    1,188,221    FOX TROT CDO LIMITED                                                         5.29     12/01/2006       1,188,221
    1,727,179    FOX TROT CDO LIMITED                                                         5.31     12/12/2006       1,724,415
      549,641    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                5.40     06/18/2007         549,641
      693,750    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                      5.44     06/22/2007         694,284
    1,169,361    GENWORTH FINANCIAL INCORPORATED+/-                                           5.53     06/15/2007       1,170,788
      858,814    GERMAN RESIDENTIAL FUNDING+/-++                                              5.35     08/22/2007         858,814
      120,234    GOLDMAN SACHS & COMPANY+/-                                                   5.51     01/09/2007         120,252
    1,717,628    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                              5.46     03/30/2007       1,718,298
      350,396    HBOS TREASURY SERVICES PLC+/-++                                              5.45     01/12/2007         350,459
       24,047    IBM CORPORATION SERIES MTN+/-                                                5.36     06/28/2007          24,058
      105,188    ICICI BANK LIMITED                                                           5.43     12/01/2006         105,188
    1,202,340    ING USA ANNUITY & LIFE INSURANCE+/-                                          5.39     09/17/2007       1,202,340
       68,156    IRISH LIFE & PERMANENT PLC                                                   5.40     12/13/2006          68,036
        8,588    IRISH LIFE & PERMANENT PLC++                                                 5.38     04/04/2007           8,434
      163,175    JPMORGAN CHASE & COMPANY+/-                                                  5.52     12/18/2006         163,186
    2,198,564    KAUPTHING BANK SERIES MTN+/-++                                               5.38     03/20/2007       2,197,751
      278,805    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.30     12/01/2006         278,805
      709,621    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31     12/12/2006         708,486
      133,254    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                5.31     12/15/2006         132,982
      558,367    LA FAYETTE ASSET SECURITIZATION CORPORATION                                  5.30     12/28/2006         556,167
      159,739    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                     5.49     04/20/2007         159,866

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    137,410   LIBERTY LIGHT US CAPITAL+/-++                                                  5.47%    04/16/2007    $    137,497
   1,454,350   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                           5.31     12/08/2006       1,452,867
     244,556   LIBERTY STREET FUNDING CORPORATION++                                           5.31     12/15/2006         244,057
   3,418,081   LIBERTY STREET FUNDING CORPORATION++                                           5.29     12/29/2006       3,404,135
   1,202,340   LIQUID FUNDING LIMITED+/-++                                                    5.29     12/01/2006       1,202,340
     618,346   LIQUID FUNDING LIMITED++                                                       5.30     12/07/2006         617,808
       9,310   LIQUID FUNDING LIMITED++                                                       5.34     12/15/2006           9,291
     166,610   LIQUID FUNDING LIMITED                                                         5.32     12/27/2006         165,979
     515,289   LIQUID FUNDING LIMITED                                                         5.44     12/28/2006         513,258
   1,202,340   LIQUID FUNDING LIMITED+/-++                                                    5.35     12/29/2006       1,202,328
      14,634   MANE FUNDING CORPORATION                                                       5.31     12/18/2006          14,598
     159,739   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.50     01/26/2007         159,781
      17,176   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.53     04/20/2007          17,190
     103,058   MERRILL LYNCH & COMPANY INCORPORATED+/-                                        5.47     08/27/2007         103,204
     220,887   MORGAN STANLEY+/-                                                              5.51     01/12/2007         220,920
      34,353   MORGAN STANLEY+/-                                                              5.48     01/19/2007          34,361
     133,975   MORGAN STANLEY+/-                                                              5.50     02/15/2007         134,017
     528,171   MORGAN STANLEY SERIES EXL+/-                                                   5.38     12/14/2007         528,202
     858,814   NATEXIS BANQUES POPULAIRES+/-++                                                5.37     11/09/2007         858,136
   1,028,859   NATIONWIDE BUILDING SOCIETY+/-++                                               5.51     12/11/2006       1,028,890
   1,355,209   NATIONWIDE BUILDING SOCIETY+/-++                                               5.49     07/20/2007       1,356,523
      11,096   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.31     12/15/2006          11,073
     184,542   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.32     12/21/2006         184,003
     121,711   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                      5.33     12/22/2006         121,339
   1,560,225   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                        5.30     12/29/2006       1,553,859
   1,032,535   NORTH SEA FUNDING                                                              5.32     12/28/2006       1,028,467
   1,613,025   RACERS TRUST SERIES 2004-6-MM+/-++                                             5.34     05/22/2007       1,613,172
      34,353   RANGER FUNDING CORPORATION                                                     5.32     12/15/2006          34,282
      46,239   RANGER FUNDING CORPORATION                                                     5.33     12/21/2006          46,104
     103,058   REGENCY MARKETS #1                                                             5.33     12/07/2006         102,968
      41,223   REGENCY MARKETS #1                                                             5.32     12/15/2006          41,139
     182,069   REGENCY MARKETS #1                                                             5.32     12/18/2006         181,617
     112,333   ROYAL BANK OF SCOTLAND PLC+/-++                                                5.37     03/30/2007         112,373
      11,989   SAINT GERMAIN FUNDING++                                                        5.35     01/16/2007          11,909
     858,814   SEDNA FINANCE INCORPORATED+/-++                                                5.36     12/08/2006         858,814
     824,462   SEDNA FINANCE INCORPORATED+/-++                                                5.33     04/11/2007         824,561
   2,410,692   SLM CORPORATION+/-                                                             5.50     01/25/2007       2,411,318
     175,885   SLM CORPORATION+/-                                                             5.59     07/25/2007         176,209
     687,051   SLM CORPORATION+/-++                                                           5.32     12/12/2007         687,251
      20,612   SVENSKA HANDELSBANKEN INCORPORATED                                             5.34     01/26/2007          20,444
   2,023,572   TASMAN FUNDING INCORPORATED++                                                  5.30     12/04/2006       2,022,682
     354,725   THAMES ASSET GLOBAL SECURITIZATION #1                                          5.29     12/29/2006         353,277
      78,015   THAMES ASSET GLOBAL SECURITIZATION #1++                                        5.33     01/11/2007          77,549
      51,323   THUNDER BAY FUNDING INCORPORATED                                               5.31     12/15/2006          51,218
     121,265   TICONDEROGA FUNDING LLC                                                        5.32     12/27/2006         120,805
   1,191,244   TICONDEROGA FUNDING LLC                                                        5.32     12/28/2006       1,186,551
   4,900,016   TIERRA ALTA FUNDING I LIMITED                                                  5.31     12/19/2006       4,887,178
   3,435,257   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                      5.51     12/31/2007       3,435,257
     660,222   TRAVELERS INSURANCE COMPANY+/-                                                 5.39     02/09/2007         660,209
       8,794   TULIP FUNDING CORPORATION                                                      5.38     04/25/2007           8,609
      85,881   UBS FINANCE (DELAWARE) LLC                                                     5.33     12/05/2006          85,832
     858,814   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                             5.33     03/09/2007         858,977
   1,356,927   VARIABLE FUNDING CAPITAL CORPORATION                                           5.32     12/06/2006       1,355,936
      78,874   VERSAILLES CDS LLC++                                                           5.34     12/19/2006          78,667

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                      INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                             RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$          53,590   VERSAILLES CDS LLC++                                 5.33%    12/21/2006   $      53,434
           13,020   VERSAILLES CDS LLC++                                 5.32     12/22/2006          12,980
          277,844   VERSAILLES CDS LLC                                   5.31     12/28/2006         276,749
          858,814   WAL-MART STORES INCORPORATED+/-                      5.26     03/28/2007         858,823
          120,337   WHISTLEJACKET CAPITAL LIMITED                        5.30     12/07/2006         120,232
          132,910   WHISTLEJACKET CAPITAL LIMITED                        5.31     12/12/2006         132,697
          368,981   WHITE PINE FINANCE LLC                               5.31     12/13/2006         368,335
           71,385   WHITE PINE FINANCE LLC++                             5.31     12/15/2006          71,239
        1,066,647   WORLD OMNI VEHICLE LEASING                           5.31     12/11/2006       1,065,090
          343,526   WORLD OMNI VEHICLE LEASING                           5.31     12/12/2006         342,976
        4,216,606   WORLD OMNI VEHICLE LEASING                           5.31     12/14/2006       4,208,595
                                                                                                 116,931,885
                                                                                               -------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $116,931,885)                                      116,931,885
                                                                                               -------------
SHARES

TOTAL SHORT-TERM INVESTMENTS - 0.21%
          509,276   WELLS FARGO MONEY MARKET TRUST~+++                                               509,276
TOTAL SHORT-TERM INVESTMENTS (COST $509,276)                                                         509,276
                                                                                               -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $362,380,858)*                               146.98%                                     $ 360,395,048
OTHER ASSETS AND LIABILITIES, NET                  (46.98)                                      (115,191,678)
                                             ------------                                      -------------
TOTAL NET ASSETS                                   100.00%                                     $ 245,203,370
                                             ============                                      =============

+/-   Variable rate investments.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $509,276.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                             RATE         DATE           VALUE
AGENCY SECURITIES - 32.34%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.60%
$   6,565,593   FHLMC #1G-0157<<+/-                                                       4.46%    03/01/2035    $  6,476,344
       13,105   FHLMC #410425+/-                                                          7.04     09/01/2026          13,368
      20,479    FHLMC #410464+/-                                                          6.40     11/01/2026          20,579
      149,198   FHLMC #606279+/-                                                          6.22     02/01/2015         151,909
       54,520   FHLMC #846367+/-                                                          6.80     04/01/2029          56,685
    1,133,073   FHLMC #90248<<                                                            6.00     06/01/2017       1,152,593
    1,220,390   FHLMC #A15838<<                                                           5.50     12/01/2033       1,219,094
    2,595,686   FHLMC #A16678<<                                                           5.50     12/01/2033       2,592,930
   11,429,974   FHLMC #E01653<<                                                           4.50     06/01/2019      11,135,440
    1,102,731   FHLMC #E90573<<                                                           6.00     07/01/2017       1,121,727
    9,171,056   FHLMC SERIES 1675 CLASS KZ<<                                              6.50     02/15/2024       9,518,895
    7,636,540   FHLMC SERIES 2358 CLASS PD<<                                              6.00     09/15/2016       7,773,431
   13,527,761   FHLMC SERIES 2363 CLASS PF<<                                              6.00     09/15/2016      13,766,061
   17,486,781   FHLMC SERIES 2416 CLASS PE<<                                              6.00     10/15/2021      17,781,515
    1,637,595   FHLMC SERIES 2439 CLASS LG<<                                              6.00     09/15/2030       1,646,057
    2,736,002   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6+/-          7.99     09/25/2029       2,725,758
   26,774,311   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z            6.50     02/25/2042      27,267,976
    3,436,702   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A             7.50     09/25/2043       3,565,578
                                                                                                                  107,985,940
                                                                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 19.22%
       22,255   FNMA #342042+/-                                                           6.59     06/01/2025          22,469
       13,257   FNMA #344689+/-                                                           6.62     11/01/2025          13,281
       41,383   FNMA #344692+/-                                                           6.10     10/01/2025          41,346
       40,838   FNMA #347712+/-                                                           7.00     06/01/2026          41,380
    4,645,864   FNMA #386890                                                              3.99     04/01/2011       4,460,304
    6,328,357   FNMA #555326<<                                                            5.50     04/01/2033       6,305,442
      435,171   FNMA #557072+/-                                                           5.96     06/01/2040         441,136
    1,231,077   FNMA #656566<<                                                            5.50     04/01/2018       1,237,833
    3,356,472   FNMA #678939<<                                                            5.50     02/01/2018       3,374,892
      485,403   FNMA #701350<<                                                            5.50     04/01/2018         488,067
   18,475,101   FNMA #725232<<                                                            5.00     03/01/2034      18,093,590
    4,227,727   FNMA #725250<<                                                            5.00     03/01/2034       4,130,506
    7,069,414   FNMA #725314<<                                                            5.00     04/01/2034       6,923,431
    7,897,877   FNMA #725423<<                                                            5.50     05/01/2034       7,886,310
    3,044,442   FNMA #725772<<                                                            5.00     09/01/2034       2,974,432
   17,137,549   FNMA #725773<<                                                            5.50     09/01/2034      17,075,494
    2,998,646   FNMA #731996<<+/-                                                         4.01     09/01/2033       2,953,973
    3,036,209   FNMA #739757<<+/-                                                         4.03     08/01/2033       3,006,817
    7,013,379   FNMA #741305<<                                                            5.00     09/01/2018       6,948,863
    2,512,977   FNMA #741458<<+/-                                                         4.57     10/01/2033       2,479,556
   11,795,700   FNMA #760762<<                                                            4.89     04/01/2012      11,617,625
    4,523,457   FNMA #763644<<                                                            5.50     01/01/2034       4,507,078
    7,701,527   FNMA #765178<<                                                            5.00     01/01/2019       7,630,681
    1,535,938   FNMA #765769<<                                                            5.00     02/01/2019       1,521,809
    1,307,269   FNMA #783245<<+/-                                                         5.76     04/01/2034       1,315,407
    3,237,380   FNMA #783251<<+/-                                                         5.76     04/01/2044       3,261,943
    7,384,161   FNMA #789463<<+/-                                                         4.39     06/01/2034       7,214,598
      482,762   FNMA #795922                                                              5.00     01/01/2020         478,949
      983,287   FNMA #797166                                                              5.00     01/01/2020         974,458
      946,553   FNMA #797743                                                              5.00     02/01/2020         938,053
    1,093,582   FNMA #797769                                                              5.00     03/01/2020       1,083,762
    7,000,802   FNMA #801908                                                              5.00     11/01/2019       6,936,402
    1,920,486   FNMA #805346                                                              5.00     01/01/2020       1,903,241
      974,857   FNMA #806249                                                              5.00     01/01/2020         966,103

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                  RATE        DATE          VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      551,678  FNMA #806250                                                                   5.00%    01/01/2020    $    547,321
     2,207,987  FNMA #809071                                                                   5.00     04/01/2020       2,188,160
       682,042  FNMA #809561                                                                   5.00     02/01/2020         675,917
     3,875,025  FNMA #834933<<+/-                                                              5.06     07/01/2035       3,858,563
     7,386,429  FNMA #880156                                                                   5.50     02/01/2036       7,277,945
       742,258  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                     7.00     12/25/2041         766,429
     3,508,630  FNMA GRANTOR TRUST SERIES 2004-T2                                              6.00     11/25/2034       3,540,319
     4,478,948  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                     6.00     02/25/2044       4,527,730
       831,336  FNMA SERIES 1998-M6 CLASS A2                                                   6.32     08/15/2008         843,447
     1,519,371  FNMA SERIES 2001-M1 CLASS B                                                    6.12     05/25/2013       1,528,588
     1,757,503  FNMA SERIES 2002-90 CLASS A2                                                   6.50     11/25/2042       1,795,934
     3,648,913  FNMA SERIES 2003-86 CLASS PT<<                                                 4.50     09/25/2018       3,583,489
    17,124,346  FNMA SERIES 2003-92 CLASS HP<<                                                 4.50     09/25/2018      16,818,013
     6,575,866  FNMA SERIES 2003-97 CLASS CA<<                                                 5.00     10/25/2018       6,541,792
     1,189,230  FNMA SERIES 2003-W4 CLASS 3A                                                   7.00     10/25/2042       1,229,429
       762,435  FNMA SERIES 2004-W1 CLASS 2A2                                                  7.00     12/25/2033         786,644
                                                                                                                       195,758,951
                                                                                                                      ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.22%
       181,231  GNMA #345066                                                                   6.50     10/15/2023         186,774
       133,050  GNMA #346960                                                                   6.50     12/15/2023         137,119
       116,548  GNMA #354692                                                                   6.50     11/15/2023         120,113
       180,360  GNMA #361398                                                                   6.50     01/15/2024         186,018
       199,534  GNMA #366641                                                                   6.50     11/15/2023         205,636
        46,851  GNMA #473917                                                                   7.00     04/15/2028          48,470
        78,565  GNMA #473918                                                                   7.00     04/15/2028          81,281
       418,715  GNMA #531436                                                                   7.00     06/15/2042         464,997
         8,842  GNMA #531965                                                                   7.72     12/15/2041           9,405
       295,670  GNMA #533858                                                                   7.35     06/15/2042         322,357
       546,642  GNMA #780626                                                                   7.00     08/15/2027         565,426
    18,527,097  GNMA SERIES 2003-38 CLASS JC<<+/-                                              7.06     08/16/2042      20,260,085
                                                                                                                        22,587,681
                                                                                                                      ------------
  STUDENT LOAN MARKETING ASSOCIATION - 0.30%
     3,000,000  SLM STUDENT LOAN TRUST SERIES 1999-3 CLASS CTFS+/-                             5.78     01/26/2015       3,020,918
                                                                                                                      ------------
TOTAL AGENCY SECURITIES (COST $332,353,365)                                                                            329,353,490
                                                                                                                      ------------
ASSET BACKED SECURITIES - 8.53%
     7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES 2005-4 CLASS A5+/-ss     4.91     12/01/2040       7,478,475
       897,983  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2+/-              5.59     12/01/2021         898,774
     5,426,385  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                            6.60     02/25/2032       5,516,511
     7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)                     10.00     07/25/2008       1,187,188
       111,740  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                    6.63     09/15/2016         110,942
     4,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6                  5.83     07/25/2034       4,020,664
     2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                             4.64     06/15/2035       2,278,061
     7,367,360  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS A1VN+/-             5.54     08/25/2035       7,367,360
     1,997,402  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                        6.86     07/15/2029       2,063,086
       977,301  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                      5.66     04/25/2035         977,998
     7,000,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2005-3 CLASS AZ                        4.41     06/15/2012       6,941,319
     4,149,772  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-       5.59     01/20/2035       4,154,190
     4,575,000  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-4 CLASS A4                      4.60     11/22/2010       4,531,023
     6,445,000  HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-3 CLASS A3                              4.80     10/18/2010       6,424,457
     7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                          4.18     02/15/2012       7,509,444
     3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                         6.09     11/25/2036       3,814,668
     5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(C)              6.00     08/25/2011       1,290,450
     1,500,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2005-C CLASS A3                     4.19     07/15/2009       1,486,466
     4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                           4.34     05/15/2012       3,948,409

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                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                     RATE        DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
     $320,947   RESIDENTIAL FUNDING MORTGAGE SECURITIES II SERIES 2002-HI3 CLASS A6               5.98%    08/25/2019  $    319,705
    3,713,705   TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                              4.50     02/28/2036     3,679,215
    6,000,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                         4.88     04/12/2013     5,985,666
    5,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                  4.39     05/19/2013     4,954,400
TOTAL ASSET  BACKED SECURITIES (COST $87,292,036)                                                                        86,938,471
                                                                                                                       ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 18.14%
    4,260,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6 CLASS ASB+/-       5.18     09/10/2047     4,291,705
    4,370,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-PW11
                CLASS AAB+/-                                                                      5.46     03/11/2039     4,483,439
    6,000,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PW10 CLASS AAB            5.38     12/11/2040     6,087,534
    3,995,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB                      4.76     05/15/2043     3,925,147
    4,448,397   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                    5.94     08/25/2035     4,460,212
    2,352,306   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                                  6.50     11/25/2034     2,413,709
    5,596,634   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                             5.68     03/25/2035     5,612,354
    4,562,901   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                               5.72     09/25/2035     4,586,844
    4,237,447   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                               5.52     04/25/2036     4,237,332
    2,565,374   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-AR5 CLASS 10A1+/-     5.00     05/01/2034     2,558,625
    5,000,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2005-C1 CLASS AAB          4.82     02/15/2038     4,948,498
       16,761   FNMA SERIES 1988-5 CLASS Z                                                        9.20     03/25/2018        17,521
    8,279,202   FNMA SERIES 2002-6 CLASS PD<<                                                     6.00     02/25/2017     8,425,267
    4,814,646   FNMA SERIES 2002-9 CLASS PC<<                                                     6.00     03/25/2017     4,903,271
   20,895,307   FNMA SERIES 2005-29 CLASS WQ<<                                                    5.50     04/25/2035    20,985,713
    7,138,386   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                           6.25     05/25/2042     7,256,322
    4,194,954   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                         7.00     05/25/2044     4,347,915
    2,181,666   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                           7.50     06/25/2044     2,293,536
    4,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS AAB               4.87     05/10/2043     3,956,717
    3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS AAB               4.94     07/10/2045     2,977,823
      136,512   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                       5.66     01/19/2035       137,170
    5,385,000   JPMORGAN CHASE COMMERCAIL MORTGAGE SECURITIES CORPORATION SERIES 2006-LDP6
                CLASS ASB+/-                                                                      5.49     04/15/2043     5,500,432
    5,550,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2005-LDP5
                CLASS ASB+/-                                                                      5.17     12/15/2044     5,595,629
    1,614,904   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS 3A1+/-++            5.68     04/25/2031     1,617,806
       99,121   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                                     9.95     08/01/2017       100,155
    6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                        5.24     11/12/2037     6,073,478
    4,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-                        4.67     06/12/2043     3,909,280
      375,703   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                       5.67     11/10/2030       376,363
      861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                            7.56     11/10/2030       888,022
    3,531,743   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++                  6.50     10/25/2034     3,613,937
       12,994   RESIDENTIAL FUNDING MORTGAGE SECURITIES CORPORATION SERIES 2003-RP1
                CLASS A1+/-                                                                       5.82     11/25/2034        12,995
    1,942,299   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                      5.72     10/20/2027     1,945,095
    1,095,410   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2003-P10A
                CLASS 1                                                                           4.52     02/10/2013     1,076,375
   12,112,318   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2005-P10B
                CLASS 1                                                                           4.94     08/10/2015    12,124,953
    1,400,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-20H
                CLASS 1                                                                           5.70     08/01/2026     1,450,798
    5,336,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-20I
                CLASS 1                                                                           5.54     09/01/2026     5,417,694
    3,850,000   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-20J
                CLASS 1                                                                           5.50     10/01/2026     3,872,869
   11,124,937   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-P10A
                CLASS 1                                                                           5.41     02/10/2016    11,325,715
    7,474,625   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES 2006-P10B
                CLASS 1                                                                           5.68     08/01/2016     7,591,453
    3,855,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-               5.22     07/15/2042     3,882,266
    2,606,230   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                          5.55     04/25/2045     2,613,504
    2,795,566   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS DA+/-              5.53     06/25/2046     2,795,566
TOTAL COLLATER ALIZED MORTGAGE OBLIGATIONS (COST $183,667,867)                                                          184,691,039
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE        DATE          VALUE
CORPORATE BONDS & NOTES - 23.54%
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.05%

$    500,000    SWIFT ENERGY                                                                     7.63%    07/15/2011    $    505,000
                                                                                                                        ------------
AEROSPACE, DEFENSE - 0.06%
     600,000    ARMOR HOLDINGS INCORPORATED                                                      8.25     08/15/2013         622,500
                                                                                                                        ------------
AMUSEMENT & RECREATION SERVICES - 0.21%
     610,000    K2 INCORPORATED                                                                  7.38     07/01/2014         606,950
   1,480,000    PEARSON DOLLAR FINANCIAL PLC++                                                   5.70     06/01/2014       1,488,042
                                                                                                                           2,094,992
                                                                                                                        ------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
     675,000    PHILLIPS-VAN HEUSEN                                                              7.75     11/15/2023         696,094
                                                                                                                        ------------
BUSINESS SERVICES - 0.70%
   2,150,000    FISERV INCORPORATED                                                              4.00     04/15/2008       2,102,433
     375,000    IRON MOUNTAIN INCORPORATED                                                       8.63     04/01/2013         387,188
   2,350,000    NCR CORPORATION                                                                  7.13     06/15/2009       2,425,322
   2,120,000    THOMPSON CORPORATION                                                             6.20     01/05/2012       2,206,712
                                                                                                                           7,121,655
                                                                                                                        ------------
CHEMICALS & ALLIED PRODUCTS - 0.84%
     415,000    CHURCH & DWIGHT COMPANIES INCORPORATED                                           6.00     12/15/2012         400,475
   1,400,000    HOSPIRA INCORPORATED                                                             4.95     06/15/2009       1,379,333
     375,000    IMC GLOBAL INCORPORATED SERIES B                                                10.88     06/01/2008         404,531
     325,000    IMC GLOBAL INCORPORATED SERIES B                                                11.25     06/01/2011         343,281
     475,000    JOHNSONDIVERSEY INCORPORATED SERIES B                                            9.63     05/15/2012         491,625
     507,000    OLIN CORPORATION                                                                 9.13     12/15/2011         576,337
     794,000    OLIN CORPORATION++                                                               6.75     06/15/2016         817,741
     400,000    SENSIENT TECHNOLOGIES                                                            6.50     04/01/2009         399,361
   1,500,000    VALSPAR CORPORATION                                                              5.10     08/01/2015       1,443,026
   2,100,000    WYETH                                                                            6.95     03/15/2011       2,247,407
                                                                                                                           8,503,117
                                                                                                                        ------------
COMMUNICATIONS - 0.48%
   1,900,000    COX COMMUNICATIONS INCORPORATED                                                  7.88     08/15/2009       2,020,793
     500,000    L3 COMMUNICATIONS CORPORATION                                                    7.63     06/15/2012         518,125
     375,000    PANAMSAT CORPORATION                                                             6.38     01/15/2008         375,000
   1,495,000    QWEST CORPORATION                                                                5.63     11/15/2008       1,495,000
     490,000    SINCLAIR BROADCAST GROUP INCORPORATED                                            8.75     12/15/2011         512,050
                                                                                                                           4,920,968
                                                                                                                        ------------
DEPOSITORY INSTITUTIONS - 6.17%
   4,400,000    ASSOCIATED BANCORP                                                               6.75     08/15/2011       4,599,368
   6,839,000    BANK AMERICA CAPITAL III+/-                                                      5.94     01/15/2027       6,627,579
   2,245,000    BARCLAYS BANK SERIES 144A+/-++                                                   8.55     09/29/2049       2,539,016
   2,000,000    CHASE CAPITAL VI+/-                                                              6.00     08/01/2028       1,937,334
     680,000    CHEVY CHASE BANK FSB                                                             6.88     12/01/2013         686,800
   4,000,000    CITY NATIONAL BANK                                                               6.75     09/01/2011       4,272,540
   2,778,000    COLONIAL BANK NA MONTGOMERY AL                                                   6.38     12/01/2015       2,898,487
     750,000    CORESTATES CAPITAL TRUST II+/-++                                                 6.02     01/15/2027         734,525
   2,250,000    DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                                     5.63     12/31/2049       2,233,928
   1,226,000    FARMERS EXCHANGE CAPITAL++                                                       7.20     07/15/2048       1,274,303
     500,000    FIRST CITIZENS BANCORP++                                                         6.80     04/01/2015         517,950
   3,250,000    FIRSTAR BANK NA                                                                  7.13     12/01/2009       3,435,799
     800,000    HAVEN CAPITAL TRUST I                                                           10.46     02/01/2027         883,530

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                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE        DATE          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$  3,000,000    HSBC CAPITAL FUNDING LP<<+/-++                                                   4.61%    12/29/2049    $  2,832,384
   1,000,000    JPMORGAN CHASE CAPITAL XVIII                                                     6.95     08/17/2036       1,108,285
   2,900,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                        6.35     04/01/2027       2,899,928
     450,000    NTC CAPITAL TRUST SERIES A+/-                                                    5.89     01/15/2027         435,023
   1,225,000    OLD NATIONAL BANK                                                                6.75     10/15/2011       1,281,539
   2,500,000    PNC FUNDING CORPORATION                                                          7.50     11/01/2009       2,658,135
   2,500,000    RABOBANK CAPITAL FUNDING II+/-++                                                 5.26     12/29/2049       2,476,918
   2,350,000    RBS CAPITAL TRUST<<+/-                                                           5.51     09/29/2049       2,336,845
   2,875,000    TCF NATIONAL BANK+/-                                                             5.00     06/15/2014       2,838,726
   1,000,000    TCF NATIONAL BANK                                                                5.50     02/01/2016       1,004,203
   2,500,000    UBS PREFERRED FUNDING TRUST V SERIES 1<<+/-                                      6.24     05/15/2049       2,626,018
   1,425,000    US BANK NATIONAL ASSOCIATION SERIES BKNT                                         6.38     08/01/2011       1,503,147
   1,250,000    USB CAPITAL IX<<+/-                                                              6.19     03/29/2049       1,283,960
   2,750,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                           7.80     08/18/2010       2,987,454
   1,900,000    WACHOVIA CAPITAL TRUST I+/-                                                      5.80     08/29/2049       1,925,540
                                                                                                                          62,839,264
                                                                                                                        ------------
EDUCATIONAL SERVICES - 0.80%
   2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                            7.25     11/02/2049       2,858,527
   5,000,000    STANFORD UNIVERSITY SERIES MTNA                                                  6.16     04/30/2011       5,234,075
                                                                                                                           8,092,602
                                                                                                                        ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.88%
   2,600,000    DUKE ENERGY FIELD SERVICES LLC                                                   7.88     08/16/2010       2,823,538
     630,000    MASSEY ENERGY COMPANY                                                            6.63     11/15/2010         633,150
   1,875,000    NEVADA POWER COMPANY SERIES O                                                    6.50     05/15/2018       1,983,583
   3,000,000    PEOPLES ENERGY CORPORATION                                                       6.90     01/15/2011       3,174,897
     380,000    SEMCO ENERGY INCORPORATED                                                        7.13     05/15/2008         380,732
                                                                                                                           8,995,900
                                                                                                                        ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.74%
   2,500,000    BAE SYSTEMS HOLDINGS INCORPORATED++                                              6.40     12/15/2011       2,614,470
     350,000    FLEXTRONICS INTERNATIONAL                                                        6.25     11/15/2014         339,500
   2,500,000    METTLER TOLEDO INTERNATIONAL INCORPORATED                                        4.85     11/15/2010       2,448,043
     275,000    MOOG INCORPATED                                                                  6.25     01/15/2015         264,688
     654,210    TENASKA ALABAMA II PARTNERS LP++                                                 7.00     06/30/2021         649,601
   1,150,000    THOMAS & BETTS CORPORATION SERIES MTN                                            6.63     05/07/2008       1,166,359
                                                                                                                           7,482,661
                                                                                                                        ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.09%
     860,000    US ONCOLOGY INCORPORATED                                                         9.00     08/15/2012         900,850
                                                                                                                        ------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
     525,000    VALMONT INDUSTRIES INCORPORATED                                                  6.88     05/01/2014         525,000
                                                                                                                        ------------
FOOD & KINDRED PRODUCTS - 0.82%
   1,000,000    CADBURY SCHWEPPES US FINANCE LLC++                                               3.88     10/01/2008         976,129
   1,764,000    CONAGRA FOODS INCORPORATED                                                       7.88     09/15/2010       1,923,226
     375,000    CONSTELLATION BRANDS INCORPORATED SERIES B                                       8.00     02/15/2008         383,438
     745,000    COTT BEVERAGES USA INCORPORATED                                                  8.00     12/15/2011         759,900
   2,500,000    KELLOGG COMPANY                                                                  6.60     04/01/2011       2,646,570
   1,600,000    KRAFT FOODS INCORPORATED                                                         6.25     06/01/2012       1,681,272
                                                                                                                           8,370,535
                                                                                                                        ------------
FURNITURE & FIXTURES - 0.15%
   1,450,000    STEELCASE INCORPORATED                                                           6.50     08/15/2011       1,488,022
                                                                                                                        ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                            INTEREST    MATURITY
PRINCIPAL       SECURITY NAME                                                  RATE        DATE          VALUE
GENERAL MERCHANDISE STORES - 0.04%
$    375,000    JEAN COUTU GROUP INCORPORATED                                  7.63%    08/01/2012    $    393,750
                                                                                                      ------------
HEALTH SERVICES - 0.46%
   3,650,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                      7.50     05/01/2031       4,638,938
                                                                                                      ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.78%
   3,008,000    MANUFACTURERS & TRADERS TRUST COMPANY+/-                       5.59     12/28/2020       3,038,760
   2,250,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                        7.25     07/15/2010       2,406,168
     250,000    NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                     6.30     02/15/2011         261,440
   2,145,000    PRINCIPAL LIFE GLOBAL FUNDING I++                              6.25     02/15/2012       2,260,549
                                                                                                         7,966,917
                                                                                                      ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.05%
     525,000    MANDALAY RESORT GROUP                                          6.38     12/15/2011         521,063
                                                                                                      ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.37%
     500,000    AMERICAN STANDARD INCORPORATED                                 8.25     06/01/2009         531,695
   1,425,000    BLACK & DECKER                                                 5.75     11/15/2016       1,442,164
     575,000    BRIGGS & STRATTON CORPORATION                                  8.88     03/15/2011         625,313
     625,000    SCIENTIFIC GAMES CORPORATION                                   6.25     12/15/2012         604,688
     625,000    UNISYS CORPORATION                                             6.88     03/15/2010         609,375
                                                                                                         3,813,235
                                                                                                      ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
   1,520,000    AEGON NV<<                                                     4.75     06/01/2013       1,485,570
   2,000,000    ALLSTATE FINANCIAL GLOBAL FUNDING++                            6.50     06/14/2011       2,116,560
   2,670,000    NLV FINANCIAL CORPORATION++                                    7.50     08/15/2033       3,000,698
                                                                                                         6,602,828
                                                                                                      ------------
INSURANCE CARRIERS - 3.51%
   2,675,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                          8.25     11/15/2011       3,020,016
   3,200,000    JOHN HANCOCK GLOBAL FUNDING II++                               7.90     07/02/2010       3,492,474
     750,000    LINCOLN NATIONAL CORPORATION                                   6.20     12/15/2011         783,911
   3,007,000    MARKEL CORPORATION                                             7.20     08/15/2007       3,036,294
   2,500,000    MET LIFE GLOBAL FUNDING++                                      5.13     11/09/2011       2,507,415
   4,450,000    MINNESOTA LIFE INSURANCE COMPANY++                             8.25     09/15/2025       5,722,286
   3,000,000    MONUMENTAL GLOBAL FUNDING II<<++                               4.63     03/15/2010       2,956,650
   2,900,000    NEW YORK LIFE GLOBAL FUNDING++                                 5.38     09/15/2013       2,949,297
   3,523,000    PRUDENTIAL INSURANCE COMPANY OF AMERICA++                      7.65     07/01/2007       3,575,081
   1,385,000    SAFECO CORPORATION                                             4.88     02/01/2010       1,377,996
   3,700,000    UNITRIN INCORPORATED                                           5.75     07/01/2007       3,703,315
   2,675,000    WR BERKLEY CORPORATION                                         5.13     09/30/2010       2,660,919
                                                                                                        35,785,654
                                                                                                      ------------
MACHINERY - 0.07%
     600,000    JLG INDUSTRIES INCORPORATED                                    8.25     05/01/2008         622,974
     100,000    JLG INDUSTRIES INCORPORATED                                    8.38     06/15/2012         105,484
                                                                                                           728,458
                                                                                                      ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.67%
     425,000    CENTRAL GARDEN & PET COMPANY                                   9.13     02/01/2013         442,000
   3,300,000    GENERAL ELECTRIC COMPANY<<                                     5.00     02/01/2013       3,298,277
   2,000,000    HONEYWELL INTERNATIONAL INCORPORATED                           6.13     11/01/2011       2,094,932
     585,000    JACUZZI BRANDS INCORPORATED                                    9.63     07/01/2010         624,488
     330,000    OWENS-BROCKWAY                                                 8.88     02/15/2009         338,250
                                                                                                         6,797,947
                                                                                                      ------------

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                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                             INTEREST    MATURITY
PRINCIPAL      SECURITY NAME                                                   RATE         DATE          VALUE
MISCELLANEOUS RETAIL - 0.10%
$   500,000    AMERIGAS PARTNERS LP                                             7.25%    05/20/2015    $    500,000
    545,000    LAMAR MEDIA CORPORATION                                          6.63     08/15/2015         529,331
                                                                                                          1,029,331
                                                                                                       ------------
MOTION PICTURES - 0.31%
  3,000,000    TIME WARNER INCORPORATED                                         6.75     04/15/2011       3,165,840
                                                                                                       ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.62%
  2,575,000    ATHENA NEUROSCIENCES FINANCE LLC                                 7.25     02/21/2008       2,626,500
  3,500,000    FORD MOTOR CREDIT COMPANY                                        7.38     10/28/2009       3,494,145
    200,000    GENERAL MOTORS ACCEPTANCE CORPORATION+/-                         7.60     12/01/2014         208,424
                                                                                                          6,329,069
                                                                                                       ------------
OIL & GAS EXTRACTION - 0.62%
  1,250,000    CHESAPEAKE ENERGY CORPORATION                                    7.50     06/15/2014       1,290,625
    150,000    CHESAPEAKE ENERGY CORPORATION                                    6.38     06/15/2015         145,875
  2,250,000    MARATHON OIL CORPORATION CONSOLIDATED                            6.85     03/01/2008       2,284,731
    150,000    MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                     6.88     11/01/2014         141,000
    450,000    PARKER DRILLING COMPANY                                          9.63     10/01/2013         492,750
    250,000    POGO PRODUCING COMPANY++                                         7.88     05/01/2013         256,250
    250,000    POGO PRODUCING COMPANY                                           6.63     03/15/2015         240,000
  1,200,000    SEMCO ENERGY INCORPORATED                                        8.00     06/30/2016       1,200,000
    300,000    STONE ENERGY CORPORATION                                         6.75     12/15/2014         286,500
                                                                                                          6,337,731
                                                                                                       ------------
PAPER & ALLIED PRODUCTS - 0.23%
  1,750,000    INTERNATIONAL PAPER COMPANY                                      6.75     09/01/2011       1,871,538
    600,000    SOLO CUP COMPANY<<                                               8.50     02/15/2014         504,000
                                                                                                          2,375,538
                                                                                                       ------------
PERSONAL SERVICES - 0.05%
    500,000    SERVICE CORPORATION INTERNATIONAL                                6.50     03/15/2008         500,625
                                                                                                       ------------
PRIMARY METAL INDUSTRIES - 0.05%
    125,000    CENTURY ALUMINUM COMPANY                                         7.50     08/15/2014         125,938
    100,000    INTERNATIONAL STEEL GROUP                                        6.50     04/15/2014         102,500
    273,000    UNITED STATES STEEL CORPORATION                                 10.75     08/01/2008         296,888
                                                                                                            525,326
                                                                                                       ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.30%
    500,000    HOUGHTON MIFFLIN COMPANY                                         8.25     02/01/2011         520,625
  2,350,000    VIACOM INCORPORATED                                              7.70     07/30/2010       2,539,708
                                                                                                          3,060,333
                                                                                                       ------------
REAL ESTATE - 0.39%
    800,000    HOST MARRIOTT LP                                                 7.13     11/01/2013         817,000
  1,300,000    HOUSING URBAN DEVELOPMENT SERIES 04-A                            5.08     08/01/2013       1,324,928
    500,000    ROUSE COMPANY                                                    5.38     11/26/2013         470,980
  1,250,000    SHURGARD STORAGE CENTERS                                         7.75     02/22/2011       1,356,081
                                                                                                          3,968,989
                                                                                                       ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.47%
  2,500,000    DEVELOPERS DIVERSIFIED REALTY CORPORATION                        3.88     01/30/2009       2,426,490
    800,000    PROLOGIS TRUST                                                   5.25     11/15/2010         800,931
  1,500,000    SIMON PROPERTY GROUP LP                                          5.75     05/01/2012       1,536,285
                                                                                                          4,763,706
                                                                                                       ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                               INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE       DATE           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.89%
$  2,500,000    GOLDMAN SACHS GROUP INCORPORATED                                                 6.88%    01/15/2011    $  2,670,278
   2,750,000    MERRILL LYNCH & COMPANY                                                          6.05     05/16/2016       2,888,171
   3,250,000    MORGAN STANLEY                                                                   6.75     04/15/2011       3,462,820
                                                                                                                           9,021,269
                                                                                                                        ------------
TRANSPORTATION BY AIR - 0.43%
     505,583    CONTINENTAL AIRLINES INCORPORATED SERIES 972A                                    7.15     06/30/2007         501,396
     478,337    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                                    6.80     07/02/2007         475,945
   3,242,542    FEDEX CORPORATION SERIES 97-B                                                    7.52     01/15/2018       3,430,938
                                                                                                                           4,408,279
                                                                                                                        ------------
TRANSPORTATION EQUIPMENT - 0.29%
   2,100,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                            5.13     05/09/2008       2,073,206
     860,000    NAVISTAR INTERNATIONAL CORPORATION<<                                             7.50     06/15/2011         860,000
                                                                                                                           2,933,206
                                                                                                                        ------------
WATER TRANSPORTATION - 0.04%
     400,000    OVERSEAS SHIPHOLDING GROUP                                                       8.25     03/15/2013         419,500
                                                                                                                        ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.04%
     500,000    SPECTRUM BRANDS INCORPORATED                                                     7.38     02/01/2015         421,250
                                                                                                                        ------------
TOTAL CORPORATE BONDS & NOTES (COST $233,391,630)                                                                        239,667,942
                                                                                                                        ------------
FOREIGN CORPORATE BONDS - 0.75%
   2,000,000    BARCLAYS BANK PLC+/-++                                                           5.93     12/15/2016       2,041,760
   2,750,000    CONOCOPHILLIPS                                                                   5.63     10/15/2016       2,815,618
     250,000    NOVELIS INCORPORATED++                                                           7.25     02/15/2015         240,000
   2,500,000    SABMILLER PLC++                                                                  6.20     07/01/2011       2,585,068
TOTAL FOREIGN CORPORATE BONDS@ (COST $7,498,163)                                                                           7,682,446
                                                                                                                        ------------
MUNICIPAL BONDS & NOTES - 6.07%
   2,300,000    BRIDGEPORT COUNTY GO TAXABLE PENSION BONDS (FGIC INSURED)                        7.33     01/15/2007       2,305,359
   1,000,000    CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                           4.88     01/01/2015         988,150
   2,035,000    CITY OF MINNEAPOLIS MN SERIES A                                                  6.00     02/01/2026       2,079,098
   5,030,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING REVENUE                7.40     12/01/2025       6,178,148
   5,160,000    INDIANA BOND BANK REVENUE                                                        4.73     01/15/2014       5,089,205
   5,000,000    INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR SERIES D-2
                (HOUSING REVENUE, FNMA)                                                          5.41     07/01/2038       5,000,000
   1,215,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES B                            5.15     01/01/2013       1,219,350
     440,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                            5.21     01/01/2014         441,272
   1,250,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                            5.92     07/01/2034       1,272,713
     890,000    LA CROSSE WI SERIES B                                                            5.00     12/01/2009         888,140
     940,000    LA CROSSE WI SERIES B                                                            5.20     12/01/2010         943,055
   2,210,000    LOYOLA UNIVERSITY ILLINOIS                                                       4.80     07/01/2013       2,151,656
   2,000,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION SERIES 15             6.05     01/01/2012       2,108,780
   2,100,000    MINNESOTA STATE HOUSING FINANCE AGENCY                                           5.85     07/01/2036       2,132,781
   4,545,000    MINNESOTA STATE HOUSING FINANCE AGENCY                                           6.13     07/01/2038       4,662,670
   3,000,000    NEW YORK STATE ENVIRONMENTAL FACSCROPT STATE PERSONAL INCOME TAX REVENUE         4.90     12/15/2011       2,987,910
   1,500,000    OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPL DISTRICT EXCISE TAX REVENUE          8.25     03/01/2035       1,606,620
   4,000,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE SERIES K          5.97     03/01/2029       4,085,760
   2,500,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE SERIES O          5.47     09/01/2025       2,508,875
   3,435,000    PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                              5.84     04/01/2037       3,511,017
   1,015,000    STATE OF ILLINOIS                                                                4.95     06/01/2023         995,076
   1,000,000    STATE OF TEXAS                                                                   7.15     12/01/2009       1,058,520
   1,000,000    STRATFORD CT                                                                     6.28     02/15/2009       1,027,750
   2,175,000    WISCONSIN HOUSING & ECOMONIC DEVELOPMENT AUTHORITY HOME OWNERSHIP REVENUE        5.73     09/01/2037       2,192,270

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                 RATE       DATE           VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)
$  4,215,000    WISCONSIN HOUSING & ECOMONIC DEVELOPMENT AUTHORITY HOME OWNERSHIP
                REVENUE SERIES D                                                              5.81%    03/01/2037    $  4,333,231
TOTAL MUNICIPAL BONDS & NOTES (COST $60,057,393)                                                                       61,767,406
                                                                                                                     ------------
PRIVATE INVESTMENT PARTNERSHIPS - 0.16%
         312    PPM AMERICA CBO II LP                                                                                       8,814
   2,500,000    TOLL ROAD INVESTMENT PARTNERSHIP II LP++^                                                               1,623,278
TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,840,566)                                                                 1,632,092
                                                                                                                     ------------
TERM LOANS - 0.54%
   1,500,000    BSC INTERNATIONAL HOLDING TERM LOAN+/-                                        6.20     04/21/2011       1,492,500
     921,071    CITGO PETROLEUM CORPORATION TERM LOAN+/-                                      6.68     11/15/2012         919,054
     496,250    GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                           7.50     12/20/2012         497,069
     500,000    KOCH FORREST PRODUCTS 2ND LIEN TERM LOAN C+/-                                 8.21     12/23/2013         500,965
     544,615    NOVELIS INCORPORATED TERM LOAN B+/-                                           7.62     01/07/2012         545,639
   1,500,000    OSHKOSH TRUCK CORPORATION TERM LOAN                                           7.37     12/06/2013       1,500,000
TOTAL TERM LOANS (COST $5,460,207)                                                                                      5,455,227
                                                                                                                     ------------
US TREASURY SECURITIES - 9.19%

US TREASURY BONDS - 6.92%
   2,250,000    US TREASURY BOND<<                                                            8.00     11/15/2021       3,057,012
  11,150,000    US TREASURY BOND<<                                                            7.25     08/15/2022      14,348,656
  22,340,000    US TREASURY BOND<<                                                            6.25     08/15/2023      26,413,565
   4,310,000    US TREASURY BOND<<                                                            6.75     08/15/2026       5,454,844
  12,440,000    US TREASURY BOND<<                                                            6.13     08/15/2029      15,007,691
     250,000    US TREASURY BOND<<                                                            5.38     02/15/2031         277,149
   5,300,000    US TREASURY BOND - INFLATION PROTECTED<<&                                     2.38     01/15/2025       5,900,282
                                                                                                                       70,459,199
                                                                                                                     ------------
US TREASURY NOTES - 2.27%
   5,000,000    US TREASURY NOTE<<                                                            5.13     05/15/2016       5,250,780
   7,000,000    US TREASURY NOTE<<                                                            4.88     08/15/2016       7,220,115
  10,500,000    US TREASURY NOTE - INFLATION PROTECTED&                                       1.63     01/15/2015      10,706,283
                                                                                                                       23,177,178
                                                                                                                     ------------
TOTAL US TREASURY SECURITIES (COST $90,235,991)                                                                        93,636,377
                                                                                                                     ------------
COLLATERAL FOR SECURITIES LENDING - 36.24%

COLLATERAL INVESTED IN OTHER ASSETS - 36.24%
     748,001    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                     5.46     01/16/2007         748,150
     379,421    ABBEY NATIONAL TREASURY SERVICES PLC+/-                                       5.38     06/29/2007         379,637
     330,638    ABN AMRO BANK NV+/-                                                           5.43     05/11/2007         330,731
     130,087    ALLIED IRISH BANKS NORTH AMERICA                                              5.31     12/04/2006         130,030
   1,084,059    AMERICAN EXPRESS BANK+/-                                                      5.39     11/21/2007       1,085,273
   4,986,671    AMERICAN EXPRESS BANK FSB+/-                                                  5.28     01/26/2007       4,986,671
   3,143,771    AMERICAN GENERAL FINANCE CORPORATION+/-++                                     5.35     12/14/2007       3,145,028
     108,406    AMERICAN HONDA FINANCE CORPORATION+/-++                                       5.46     09/27/2007         108,544
   2,710,147    ATLAS CAPITAL FUNDING CORPORATION+/-++                                        5.34     05/10/2007       2,710,147
   2,168,118    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                             5.30     04/25/2007       2,168,205
     151,118    ATOMIUM FUNDING CORPORATION                                                   5.35     02/08/2007         149,601
     390,261    BANK OF AMERICA NA+/-                                                         5.69     09/06/2007         391,448
      97,565    BANK OF IRELAND                                                               5.30     12/05/2006          97,509
     271,015    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                         5.42     01/12/2007         271,039
     542,029    BEAR STEARNS & COMPANY+/-                                                     5.94     09/27/2007         544,946
  10,840,589    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $10,842,203)      5.36     12/01/2006      10,840,589
  23,307,266    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $23,310,736)      5.36     12/01/2006      23,307,266

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                                   RATE         DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    208,139    BEAR STEARNS & COMPANY SERIES MTNB+/-                                            5.53%    01/16/2007    $    208,183
   7,046,383    BEAR STEARNS COMPANIES INCORPORATED+/-                                           5.39     02/23/2007       7,046,383
   1,626,088    BETA FINANCE INCORPORATED+/-++                                                   5.34     07/17/2007       1,626,592
     216,812    BHP BILLITON FINANCE (USA) LIMITED                                               5.32     12/28/2006         215,958
   7,046,383    BUCKINGHAM II CDO LLC                                                            5.31     12/20/2006       7,026,864
   2,710,147    BUCKINGHAM II CDO LLC++                                                          5.34     01/22/2007       2,689,631
   5,492,601    BUCKINGHAM III CDO LLC                                                           5.30     12/06/2006       5,488,592
   2,710,147    BUCKINGHAM III CDO LLC++                                                         5.31     12/15/2006       2,704,619
   1,555,625    CAIRN HIGH GRADE FUNDING I LLC++                                                 5.35     02/01/2007       1,541,593
   1,842,900    CANCARA ASSET SECURITIZATION LIMITED++                                           5.33     12/04/2006       1,842,089
  15,719,179    CEDAR SPRINGS CAPITAL COMPANY                                                    5.35     12/01/2006      15,719,179
   1,594,000    CEDAR SPRINGS CAPITAL COMPANY                                                    5.30     12/06/2006       1,592,837
     777,595    CEDAR SPRINGS CAPITAL COMPANY                                                    5.33     12/18/2006         775,667
      40,219    CEDAR SPRINGS CAPITAL COMPANY++                                                  5.35     01/08/2007          39,996
     397,416    CEDAR SPRINGS CAPITAL COMPANY                                                    5.36     02/02/2007         393,772
      90,627    CEDAR SPRINGS CAPITAL COMPANY++                                                  5.38     03/12/2007          89,298
   8,969,878    CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $8,971,214)                       5.36     12/01/2006       8,969,878
      27,101    CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                       5.36     01/17/2007          26,916
     542,029    CREDIT SUISSE FIRST BOSTON+/-                                                    5.36     03/27/2007         542,029
     487,827    CREDIT SUISSE FIRST BOSTON+/-                                                    5.47     04/05/2007         488,056
     248,249    CREDIT SUISSE FIRST BOSTON+/-                                                    5.74     10/29/2007         249,223
      27,101    CROWN POINT CAPITAL COMPANY                                                      5.39     04/17/2007          26,563
     758,841    CULLINAN FINANCE CORPORATION+/-++                                                5.28     12/20/2006         758,834
      96,915    CULLINAN FINANCE CORPORATION++                                                   5.32     12/21/2006          96,632
   3,730,138    DEER VALLEY FUNDING LLC                                                          5.31     12/11/2006       3,724,692
     543,114    DEER VALLEY FUNDING LLC                                                          5.31     12/14/2006         542,082
   5,420,295    DEER VALLEY FUNDING LLC                                                          5.31     12/15/2006       5,409,237
   5,420,295    DEER VALLEY FUNDING LLC                                                          5.34     01/23/2007       5,378,504
     580,080    DEER VALLEY FUNDING LLC++                                                        5.35     01/24/2007         575,520
   1,611,779    DEER VALLEY FUNDING LLC                                                          5.35     02/06/2007       1,596,064
   1,300,871    DEER VALLEY FUNDING LLC++                                                        5.37     02/27/2007       1,284,207
     246,623    DEUTSCHE BANK AG+/-                                                              5.37     03/15/2007         245,368
     216,812    FAIRWAY FINANCE CORPORATION++                                                    5.33     12/11/2006         216,495
   2,117,059    FAIRWAY FINANCE CORPORATION++                                                    5.32     12/15/2006       2,112,740
  41,194,238    FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $41,200,371)                   5.36     12/01/2006      41,194,238
   5,420,295    FIVE FINANCE INCORPORATED+/-++                                                   5.37     01/25/2007       5,422,679
      85,532    FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                                 5.31     12/08/2006          85,445
   3,749,651    FOX TROT CDO LIMITED                                                             5.29     12/01/2006       3,749,651
   5,450,431    FOX TROT CDO LIMITED                                                             5.31     12/12/2006       5,441,711
   1,734,494    GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                                    5.40     06/18/2007       1,734,494
   2,189,257    GENERAL ELECTRIC CAPITAL CORPORATION+/-                                          5.44     06/22/2007       2,190,943
   3,690,137    GENWORTH FINANCIAL INCORPORATED+/-                                               5.53     06/15/2007       3,694,638
   2,710,147    GERMAN RESIDENTIAL FUNDING+/-++                                                  5.35     08/22/2007       2,710,147
     379,421    GOLDMAN SACHS & COMPANY+/-                                                       5.51     01/09/2007         379,478
   5,420,295    GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                                  5.46     03/30/2007       5,422,408
   1,105,740    HBOS TREASURY SERVICES PLC+/-++                                                  5.45     01/12/2007       1,105,939
      75,884    IBM CORPORATION SERIES MTN+/-                                                    5.36     06/28/2007          75,918
     331,939    ICICI BANK LIMITED                                                               5.43     12/01/2006         331,939
   3,794,206    ING USA ANNUITY & LIFE INSURANCE+/-                                              5.39     09/17/2007       3,794,206
     215,077    IRISH LIFE & PERMANENT PLC                                                       5.40     12/13/2006         214,701
      27,101    IRISH LIFE & PERMANENT PLC++                                                     5.38     04/04/2007          26,614
     514,928    JPMORGAN CHASE & COMPANY+/-                                                      5.52     12/18/2006         514,964
   6,937,977    KAUPTHING BANK SERIES MTN+/-++                                                   5.38     03/20/2007       6,935,410
     879,822    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                    5.30     12/01/2006         879,822
   2,239,340    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                    5.31     12/12/2006       2,235,758
     420,506    LA FAYETTE ASSET SECURITIZATION CORPORATION++                                    5.31     12/15/2006         419,649

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                                   RATE         DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,762,029    LA FAYETTE ASSET SECURITIZATION CORPORATION                                      5.30%    12/28/2006    $  1,755,087
     504,087    LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                         5.49     04/20/2007         504,486
     433,624    LIBERTY LIGHT US CAPITAL+/-++                                                    5.47     04/16/2007         433,897
   4,589,472    LIBERTY LIGHTHOUSE FUNDING COMPANY++                                             5.31     12/08/2006       4,584,791
     771,742    LIBERTY STREET FUNDING CORPORATION++                                             5.31     12/15/2006         770,167
  10,786,386    LIBERTY STREET FUNDING CORPORATION++                                             5.29     12/29/2006      10,742,378
   3,794,206    LIQUID FUNDING LIMITED+/-++                                                      5.29     12/01/2006       3,794,206
   1,951,306    LIQUID FUNDING LIMITED++                                                         5.30     12/07/2006       1,949,608
      29,378    LIQUID FUNDING LIMITED++                                                         5.34     12/15/2006          29,318
     525,769    LIQUID FUNDING LIMITED                                                           5.32     12/27/2006         523,776
   1,626,088    LIQUID FUNDING LIMITED                                                           5.44     12/28/2006       1,619,682
   3,794,206    LIQUID FUNDING LIMITED+/-++                                                      5.35     12/29/2006       3,794,168
      46,181    MANE FUNDING CORPORATION                                                         5.31     12/18/2006          46,066
     504,087    MERRILL LYNCH & COMPANY INCORPORATED+/-                                          5.50     01/26/2007         504,218
      54,203    MERRILL LYNCH & COMPANY INCORPORATED+/-                                          5.53     04/20/2007          54,247
     325,218    MERRILL LYNCH & COMPANY INCORPORATED+/-                                          5.47     08/27/2007         325,679
     697,050    MORGAN STANLEY+/-                                                                5.51     01/12/2007         697,154
     108,406    MORGAN STANLEY+/-                                                                5.48     01/19/2007         108,433
     422,783    MORGAN STANLEY+/-                                                                5.50     02/15/2007         422,914
   1,666,741    MORGAN STANLEY SERIES EXL+/-                                                     5.38     12/14/2007       1,666,841
   2,710,147    NATEXIS BANQUES POPULAIRES+/-++                                                  5.37     11/09/2007       2,708,006
   3,246,756    NATIONWIDE BUILDING SOCIETY+/-++                                                 5.51     12/11/2006       3,246,854
   4,276,612    NATIONWIDE BUILDING SOCIETY+/-++                                                 5.49     07/20/2007       4,280,761
      35,015    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                          5.31     12/15/2006          34,944
     582,356    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                          5.32     12/21/2006         580,656
     384,082    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                        5.33     12/22/2006         382,907
   4,923,579    NIEUW AMSTERDAM RECEIVABLES CORPORATION                                          5.30     12/29/2006       4,903,491
   3,258,356    NORTH SEA FUNDING                                                                5.32     12/28/2006       3,245,518
   5,090,199    RACERS TRUST SERIES 2004-6-MM+/-++                                               5.34     05/22/2007       5,090,662
     108,406    RANGER FUNDING CORPORATION                                                       5.32     12/15/2006         108,185
     145,914    RANGER FUNDING CORPORATION                                                       5.33     12/21/2006         145,488
     325,218    REGENCY MARKETS #1                                                               5.33     12/07/2006         324,935
     130,087    REGENCY MARKETS #1                                                               5.32     12/15/2006         129,822
     574,551    REGENCY MARKETS #1                                                               5.32     12/18/2006         573,126
     354,487    ROYAL BANK OF SCOTLAND PLC+/-++                                                  5.37     03/30/2007         354,615
      37,834    SAINT GERMAIN FUNDING++                                                          5.35     01/16/2007          37,580
   2,710,147    SEDNA FINANCE INCORPORATED+/-++                                                  5.36     12/08/2006       2,710,147
   2,601,741    SEDNA FINANCE INCORPORATED+/-++                                                  5.33     04/11/2007       2,602,054
   7,607,383    SLM CORPORATION+/-                                                               5.50     01/25/2007       7,609,361
     555,038    SLM CORPORATION+/-                                                               5.59     07/25/2007         556,059
   2,168,118    SLM CORPORATION+/-++                                                             5.32     12/12/2007       2,168,747
      65,044    SVENSKA HANDELSBANKEN INCORPORATED                                               5.34     01/26/2007          64,513
   6,385,757    TASMAN FUNDING INCORPORATED++                                                    5.30     12/04/2006       6,382,948
   1,119,399    THAMES ASSET GLOBAL SECURITIZATION #1                                            5.29     12/29/2006       1,114,832
     246,190    THAMES ASSET GLOBAL SECURITIZATION #1++                                          5.33     01/11/2007         244,720
     161,958    THUNDER BAY FUNDING INCORPORATED                                                 5.31     12/15/2006         161,628
     382,673    TICONDEROGA FUNDING LLC                                                          5.32     12/27/2006         381,222
   3,759,191    TICONDEROGA FUNDING LLC                                                          5.32     12/28/2006       3,744,380
  15,462,908    TIERRA ALTA FUNDING I LIMITED                                                    5.31     12/19/2006      15,422,395
  10,840,589    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                        5.51     12/31/2007      10,840,589
   2,083,453    TRAVELERS INSURANCE COMPANY+/-                                                   5.39     02/09/2007       2,083,411
      27,752    TULIP FUNDING CORPORATION                                                        5.38     04/25/2007          27,169
     271,015    UBS FINANCE (DELAWARE) LLC                                                       5.33     12/05/2006         270,858
   2,710,147    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                               5.33     03/09/2007       2,710,662
   4,282,033    VARIABLE FUNDING CAPITAL CORPORATION                                             5.32     12/06/2006       4,278,907
     248,900    VERSAILLES CDS LLC++                                                             5.34     12/19/2006         248,248

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                            INTEREST     MATURITY
PRINCIPAL         SECURITY NAME                                               RATE         DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$       169,113   VERSAILLES CDS LLC++                                         5.33%     12/21/2006      $    168,619
         41,086   VERSAILLES CDS LLC++                                         5.32      12/22/2006             40,960
        876,787   VERSAILLES CDS LLC                                           5.31      12/28/2006            873,332
      2,710,147   WAL-MART STORES INCORPORATED+/-                              5.26      03/28/2007          2,710,174
        379,746   WHISTLEJACKET CAPITAL LIMITED                                5.30      12/07/2006            379,415
        419,422   WHISTLEJACKET CAPITAL LIMITED                                5.31      12/12/2006            418,751
      1,164,388   WHITE PINE FINANCE LLC                                       5.31      12/13/2006          1,162,350
        225,267   WHITE PINE FINANCE LLC++                                     5.31      12/15/2006            224,808
      3,366,003   WORLD OMNI VEHICLE LEASING                                   5.31      12/11/2006          3,361,089
      1,084,059   WORLD OMNI VEHICLE LEASING                                   5.31      12/12/2006          1,082,324
     13,306,281   WORLD OMNI VEHICLE LEASING                                   5.31      12/14/2006         13,280,999
                                                                                                           369,000,196
                                                                                                       ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $369,000,196)                                                369,000,196
                                                                                                       ---------------
SHARES

TOTAL SHORT-TERM INVESTMENTS - 0.68%
      6,966,777   WELLS FARGO MONEY MARKET TRUST~+++                                                         6,966,777
                                                                                                       ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,966,777)                                                               6,966,777
                                                                                                       ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,377,764,191)*                       136.18%                                                   $ 1,386,791,463
OTHER ASSETS AND LIABILITIES, NET            (36.18)                                                      (368,451,366)
                                           --------                                                    ---------------
TOTAL NET
ASSETS                                       100.00%                                                   $ 1,018,340,097
                                           ========                                                    ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,966,777.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

PRINCIPAL       SECURITY NAME                                 INTEREST RATE    MATURITY DATE     VALUE
SCHEDULE OF SECURITIES SOLD SHORT - (0.88%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (0.88%)
$ (9,000,000)   FNMA TBA%%                                        5.50%         12/01/2032    $ (8,966,250)
                                                                                              ------------

TOTAL SHORT SALES (COST $(8,886,797))                                                           (8,966,250)
                                                                                              ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST     MATURITY
PRINCIPAL       SECURITY NAME                                                                   RATE         DATE           VALUE
AGENCY NOTES - INTEREST BEARING - 1.68%
FEDERAL HOME LOAN BANK - 0.84%
$5,530,000     FHLB<<                                                                            4.25%    05/16/2008    $  5,486,750
                                                                                                                        ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.84%
 4,850,000     FHLMC<<                                                                           4.25     06/23/2008       4,810,924
   630,000     FHLMC<<                                                                           4.30     05/05/2008         624,440
                                                                                                                           5,435,364
                                                                                                                        ------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $10,891,454)                                                                  10,922,114
                                                                                                                        ------------
AGENCY SECURITIES - 28.37%

FEDERAL AGENCY & GOVERNMENT - 0.24%
     4,829     SBA #500276+/-                                                                   10.13     05/25/2007           4,800
   168,036     SBA #500957+/-                                                                    8.50     07/25/2014         174,875
   105,974     SBA #501224+/-                                                                    6.50     06/25/2015         108,033
    16,050     SBA #502966+/-                                                                    9.48     05/25/2015          16,935
   138,054     SBA #503405+/-                                                                    8.63     05/25/2016         145,953
   455,589     SBA #503611+/-                                                                    8.13     12/25/2021         484,027
    18,135     SBA #503653+/-                                                                    8.88     01/25/2010          18,478
   260,520     SBA #503658+/-                                                                    9.38     09/25/2010         268,429
   306,365     SBA SERIES 2000-10C CLASS 1                                                       7.88     05/01/2010         316,679
                                                                                                                           1,538,209
                                                                                                                        ------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.06%
 5,100,793     FHLMC #1G0052+/-                                                                  4.79     02/01/2035       5,056,460
   282,403     FHLMC #786614+/-                                                                  6.79     08/01/2025         286,550
   119,813     FHLMC #845151+/-                                                                  6.85     06/01/2022         123,988
    18,173     FHLMC #846367+/-                                                                  6.80     04/01/2029          18,895
 4,000,000     FHLMC #E02227                                                                     6.00     11/01/2021       4,068,906
 1,351,292     FHLMC #E90573<<                                                                   6.00     07/01/2017       1,374,570
 6,726,166     FHLMC #G11693<<                                                                   5.00     05/15/2020       6,714,194
10,401,839     FHLMC #G11696<<                                                                   5.50     05/15/2020      10,452,423
 2,217,663     FHLMC #G90030<<                                                                   7.50     07/17/2017       2,291,187
    13,656     FHLMC SERIES 1192 CLASS I                                                         7.50     01/15/2007          13,627
 2,460,887     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A                     7.00     02/25/2043       2,543,748
 4,604,951     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2                    7.00     03/25/2043       4,738,260
 3,542,742     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2                    7.00     07/25/2043       3,647,919
 4,295,877     FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A                     7.50     09/25/2043       4,456,972
                                                                                                                          45,787,699
                                                                                                                        ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.59%
   172,059     FNMA #155506+/-                                                                   6.54     04/01/2022         173,251
   475,012     FNMA #190815+/-                                                                   4.92     07/01/2017         476,186
    36,482     FNMA #220706+/-                                                                   6.86     06/01/2023          36,833
   227,395     FNMA #253482                                                                      8.50     10/01/2030         242,915
 2,930,009     FNMA #289517<<+/-                                                                 5.34     04/01/2034       2,957,348
 6,140,552     FNMA #295541<<+/-                                                                 5.42     10/01/2032       6,236,801
    44,135     FNMA #318464+/-                                                                   7.00     04/01/2025          44,731
   110,726     FNMA #321051+/-                                                                   7.09     08/01/2025         111,480
    59,174     FNMA #331866+/-                                                                   6.42     12/01/2025          60,158
   703,816     FNMA #383629                                                                      6.06     05/01/2008         709,827
   933,767     FNMA #385793<<                                                                    3.64     07/01/2007         923,256
 3,649,957     FNMA #420263<<+/-                                                                 5.43     10/01/2024       3,674,550
 3,276,118     FNMA #420264+/-                                                                   5.43     07/01/2034       3,298,191
 4,638,647     FNMA #460223<<                                                                    5.95     01/01/2009       4,639,024
15,000,000     FNMA #460900<<                                                                    3.92     01/01/2008      14,817,087
    29,424     FNMA #46698+/-                                                                    5.68     12/01/2015          29,481

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE         DATE           VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 1,842,456   FNMA #545643<<                                                                   6.17%    12/01/2008    $  1,861,979
  2,007,711   FNMA #545927<<                                                                   6.50     12/01/2015       2,054,218
  2,818,653   FNMA #631367<<                                                                   5.50     02/01/2017       2,834,122
  3,851,159   FNMA #686043<<+/-                                                                4.42     07/01/2033       3,834,201
  2,829,276   FNMA #693015+/-                                                                  4.11     06/01/2033       2,803,060
  1,299,314   FNMA #732003+/-                                                                  4.35     09/01/2033       1,290,118
  2,911,182   FNMA #734329<<+/-                                                                4.22     06/01/2033       2,895,776
  3,316,056   FNMA #735572                                                                     5.00     04/01/2014       3,306,187
  5,374,428   FNMA #735977<<+/-                                                                4.69     08/01/2035       5,335,356
  5,025,450   FNMA #739757<<+/-                                                                4.03     08/01/2033       4,976,801
  4,038,510   FNMA #741447<<+/-                                                                3.93     10/01/2033       3,976,954
  3,888,416   FNMA #741454<<+/-                                                                4.08     10/01/2033       3,824,993
  4,699,430   FNMA #745649<<+/-                                                                4.61     11/01/2035       4,597,136
  3,214,157   FNMA #750805<<+/-                                                                4.68     11/25/2033       3,188,720
  3,602,033   FNMA #764265<<+/-                                                                4.20     05/01/2034       3,467,965
  2,418,626   FNMA #783249<<+/-                                                                5.96     04/01/2044       2,436,977
  8,143,077   FNMA #783251<<+/-                                                                5.96     04/01/2044       8,204,862
  9,230,201   FNMA #789463+/-                                                                  4.39     06/01/2034       9,018,248
  3,226,670   FNMA #806504<<+/-                                                                5.96     10/01/2034       3,253,350
  2,871,479   FNMA #806505<<+/-                                                                5.96     10/01/2044       2,894,920
  4,352,256   FNMA #826179<<+/-                                                                4.69     07/01/2035       4,327,054
  3,875,025   FNMA #834933<<+/-                                                                5.06     07/01/2035       3,858,563
  3,223,417   FNMA #849014<<+/-                                                                5.54     01/01/2036       3,238,492
    811,819   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                      7.50     05/25/2042         848,905
  1,143,091   FNMA SERIES 2002-90 CLASS A2                                                     6.50     11/25/2042       1,168,087
  2,114,187   FNMA SERIES 2003-W4 CLASS 3A                                                     7.00     10/25/2042       2,185,652
  2,377,827   FNMA SERIES 2004-W2 CLASS 2A2                                                    7.00     02/25/2044       2,471,814
    953,949   FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                         7.50     08/25/2042       1,001,690
                                                                                                                       133,587,319
                                                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.02%
    104,360   GNMA #780533                                                                     7.00     07/15/2008         107,698
                                                                                                                      ------------
STUDENT LOAN MARKETING ASSOCIATION - 0.46%
  3,000,000   SLM STUDENT LOAN TRUST SERIES 1999-3 CLASS CTFS+/-                               5.78     01/26/2015       3,020,918
                                                                                                                      ------------
TOTAL AGENCY SECURITIES (COST $185,574,292)                                                                            184,041,843
                                                                                                                      ------------
ASSET BACKED SECURITIES - 18.37%
  2,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2006-1 CLASS A3                  5.11     10/06/2010       1,999,147
    108,109   ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2 CLASS A1+/-      5.84     06/15/2031         108,584
  4,300,000   BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4                    5.17     12/20/2010       4,299,681
  3,000,000   BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                               5.64     05/16/2011       3,012,878
  6,500,000   CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                          3.87     06/15/2009       6,436,106
    400,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2001-B2 CLASS B2+/-                   5.77     12/10/2008         400,031
  3,000,000   CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                      4.40     09/15/2008       2,965,875
  8,000,000   COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)                       10.00     07/25/2008       1,310,000
    365,043   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-                5.72     03/25/2033         365,300
    208,801   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++              5.82     09/25/2032         209,483
    134,943   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS A1+/-++              5.74     01/25/2033         135,385
    934,693   COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++              5.69     11/25/2033         938,944
    187,422   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                      5.56     05/15/2028         187,430
    841,076   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-D CLASS A+/-                      5.56     08/15/2028         841,377
    656,439   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-                      5.69     12/15/2028         658,603
  3,399,155   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-                     5.56     02/15/2035       3,399,495
    910,147   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                         6.07     09/25/2033         913,393
    605,123   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-                  5.60     09/25/2031         605,120

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST     MATURITY
PRINCIPAL      SECURITY NAME                                                                  RATE         DATE         VALUE
ASSET BACKED SECURITIES (CONTINUED)
$  237,150   FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-                    6.26%     11/19/2032   $    238,267
   371,952   FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                               5.53      01/25/2024        372,168
 1,291,880   FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                               5.61      10/25/2034      1,295,764
 1,864,500   FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                               5.48      10/25/2034      1,864,436
   538,049   FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                                7.55      11/10/2023        537,165
 2,794,093   FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                            5.57      01/20/2033      2,797,352
 4,000,000   GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++                 5.58      08/26/2019      3,998,000
 6,000,000   GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                          4.38      07/22/2009      5,958,483
   943,475   GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                        5.62      12/02/2013        944,098
   323,096   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                       5.55      03/15/2035        324,981
 5,000,000   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                        4.45      05/17/2010      4,964,796
 4,989,358   GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                                        5.43      05/25/2046      4,989,358
 3,112,329   HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS A1+/-         5.59      01/20/2035      3,115,643
 1,293,173   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3                        3.93      01/15/2009      1,284,268
 4,500,000   HOUSEHOLD AUTOMOTIVE TRUST SERIES 2005-1 CLASS A4                                4.35      06/18/2012      4,439,760
 4,883,126   HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                       5.48      01/20/2036      4,884,943
   190,549   LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                                  5.54      12/25/2033        190,676
 2,618,086   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-              5.81      10/20/2029      2,645,136
 1,295,538   MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-              5.67      11/15/2031      1,297,257
   716,015   MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES 2003-2
             CLASS A+/-                                                                       5.58      04/25/2016        717,194
 3,750,000   NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(C)                6.00      08/25/2011        967,838
 2,830,000   NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3                4.22      02/15/2010      2,803,195
 3,125,000   NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                                   5.11      03/15/2010      3,124,804
 2,294,599   RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                      5.82      12/25/2033      2,312,571
 2,586,626   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6+/-             4.86      12/25/2032      2,565,581
 2,491,034   SASC SERIES 2006-GEL3 CLASS A1+/-++                                              5.44      07/25/2036      2,490,761
 2,685,202   SBI HELOC TRUST SERIES 2005-HE1 1A+/-++                                          5.51      11/25/2035      2,688,559
   872,821   SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                                 5.65      06/20/2033        873,166
 1,095,401   SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                       5.68      10/19/2026      1,091,756
 3,500,000   SSB RV TRUST SERIES 2001-1 CLASS A5                                              6.30      04/15/2016      3,504,765
 2,500,000   TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+/-++                 5.48      05/16/2011      2,501,563
 2,250,000   USXL FUNDING LLC SERIES 2006-1A CLASS A++                                        5.38      04/15/2014      2,249,990
   224,967   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2 CLASS A+/-            5.75      12/25/2032        225,215
 1,835,205   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2 CLASS AII1+/-         5.58      07/02/2018      1,839,539
 1,544,462   WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1 CLASS A+/-            5.54      06/25/2034      1,546,020
 2,750,000   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                                 4.79      04/20/2010      2,740,874
 4,000,000   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A4                                 4.39      05/17/2013      3,963,520
 6,055,000   WORLD OMNI AUTO RECIVABLES TRUST SERIES 2005-B CLASS A3                          4.40      05/20/2009      6,026,343

TOTAL ASSET BACKED SECURITIES (COST $119,348,612)                                                                     119,162,637
                                                                                                                     ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.22%
   112,295   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-                   6.80      07/20/2032        112,753
 1,387,970   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-                   4.57      02/25/2033      1,370,371
 3,025,722   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-                  5.97      07/20/2035      3,033,568
 2,320,903   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-                   5.94      06/30/2035      2,327,067
 4,871,702   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-                 5.72      08/25/2046      4,871,702
 3,349,630   COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                               5.68      04/25/2025      3,361,873
 3,224,801   COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                               5.65      12/29/2034      3,239,327
 3,853,111   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                             5.72      11/25/2034      3,871,592
 3,999,997   CPS AUTO TRUST SERIES 2006-A CLASS A3++                                          5.24      10/15/2010      4,003,749
   525,036   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-AR17 CLASS 2A1+/-    6.07      12/19/2039        533,339
   866,906   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-AR2 CLASS 2A1+/-     4.85      02/25/2033        874,523
   196,911   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-                 5.57      05/25/2031        196,897
 3,075,989   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-                 5.78      02/25/2043      3,095,516
 3,975,744   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-                5.86      02/25/2045      3,993,375

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST   MATURITY
PRINCIPAL      SECURITY NAME                                                                    RATE      DATE           VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$3,375,856   FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                        5.57%   09/20/2023   $  3,383,699
   595,222   FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                                      5.43    09/26/2033        598,012
    85,847   FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                                        5.56    08/25/2031         85,852
   289,248   FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                                       5.68    02/25/2033        289,300
   998,900   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-                   5.60    03/25/2027      1,001,244
 4,000,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-                   5.47    02/25/2036      4,004,109
   335,619   GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                         5.55    07/25/2029        336,891
 4,159,039   GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-                     5.61    02/25/2036      4,161,334
 5,000,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C2 CLASS A2           4.02    01/05/2036      4,889,366
 8,814,831   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                             5.72    10/25/2034      8,859,143
 1,965,846   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                           5.67    03/25/2035      1,973,187
 5,252,064   GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-                             5.67    09/25/2035      5,258,985
 2,794,375   GSRPM MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                              5.62    03/25/2035      2,802,235
 3,412,795   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                        5.67    01/19/2035      3,429,257
 1,270,800   INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                                      5.54    09/16/2035      1,271,575
   854,327   KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                              5.53    10/25/2025        855,517
 1,631,741   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2 CLASS 2A2+/-          4.21    02/25/2033      1,643,560
   373,220   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A+/-                      5.70    09/15/2021        373,343
   961,827   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-                      5.60    03/16/2026        963,096
 3,811,744   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-                      5.70    03/15/2025      3,826,825
 2,289,480   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-                    5.87    03/25/2028      2,296,301
 2,179,354   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-                     5.66    04/25/2028      2,189,698
 1,710,256   MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-                     5.55    04/25/2029      1,711,040
 3,686,164   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-                  4.60    03/25/2033      3,700,393
 2,326,686   MSDWCC HELOC TRUST SERIES 2003-1 CLASS A+/-                                        5.59    11/25/2015      2,326,881
 1,366,193   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                        5.67    11/10/2030      1,368,591
   449,289   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                             7.56    11/10/2030        463,316
   481,070   OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                           5.74    02/25/2033        481,637
    17,866   RESIDENTIAL FUNDING MORTGAGE SECURITIES CORPORATION SERIES 2003-RP1 CLASS A1+/-    5.82    05/05/2033         17,868
   722,775   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2002-HS3 CLASS 2A+/-   5.66    08/25/2032        722,785
   750,077   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2003-HS1 CLASS AII+/   5.61    12/25/2032        750,061
 1,360,330   RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES 2004-HS3 CLASS A+/-    5.59    09/25/2029      1,362,126
 3,237,165   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                                       5.72    10/20/2027      3,241,824
 2,889,199   SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                                   5.64    12/20/2033      2,891,047
 5,254,127   SMALL BUSINESS ADMINISTRATION SERIES 1999-20B CLASS 1                              5.95    02/01/2019      5,392,648
 1,647,240   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-                3.83    03/25/2033      1,655,097
 2,162,437   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2 CLASS A+/-++               5.67    11/30/2034      2,161,983
 3,528,524   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4 CLASS A+/-                5.67    09/25/2025      3,523,158
 4,950,409   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3 CLASS 1A1++                6.00    11/25/2036      4,999,913
 1,546,305   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1 CLASS A1+/-++              5.57    08/25/2046      1,546,305
 2,978,797   WASHINGTON MUTUAL MORTGAGE SERIES 2003-AR1 CLASS A6+/-                             4.48    03/25/2033      2,956,342
 4,692,941   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR1 CLASS A1A+/-                            5.64    01/25/2035      4,711,941
 1,824,361   WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                           5.55    04/25/2035      1,829,453
 5,874,084   WASHINGTON MUTUAL MORTGAGE SERIES 2006-AR11 CLASS 3A1A+/-                          5.58    09/25/2046      5,874,084
 3,727,421   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR4 CLASS DA+/-               5.53    06/25/2046      3,727,421
 3,860,448   WMALT MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2006-AR5 CLASS 5A+/-               5.75    06/25/2046      3,860,448

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $150,539,628)                                                         150,654,543
                                                                                                                     ------------
CORPORATE BONDS & NOTES - 12.83%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.55%
 3,550,000   MASCO CORPORATION+/-++                                                             5.53    03/09/2007      3,551,793
                                                                                                                     ------------
DEPOSITORY INSTITUTIONS - 3.11%
 3,900,000   ALLFIRST FINANCIAL INCORPORATED                                                    7.20    07/01/2007      3,932,019
 1,500,000   ASSOCIATED BANK GREEN BAY                                                          3.70    03/01/2007      1,477,667
 2,000,000   ASSOCIATED BANK NA+/-                                                              5.49    02/01/2008      2,003,472

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                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                 INTEREST   MATURITY
PRINCIPAL    SECURITY NAME                                                          RATE      DATE           VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$  500,000   BEAR STEARNS COMPANY INCORPORATED+/-                                   5.53%   01/16/2007   $    500,104
 3,000,000   GREATER BAY BANCORP                                                    5.25    03/31/2008      2,988,954
 1,650,000   MERRIL LYNCH+/-                                                        5.62    01/02/2008      1,654,095
 2,500,000   NATIONAL CITY BANK+/-                                                  5.37    02/07/2008      2,502,403
 2,000,000   ROSLYN BANCORP INCORPORATED                                            7.50    12/01/2008      2,075,932
 3,035,000   WACHOVIA CORPORATIONSS                                                 6.30    04/15/2008      3,078,841
                                                                                                           20,213,487
                                                                                                         ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 0.48%
 3,115,000   DOMINION RESOURCES INCORPORATED SERIES D+/-                            5.66    09/28/2007      3,116,100
                                                                                                         ------------
FOOD & KINDRED PRODUCTS - 0.39%
 2,500,000   GENERAL MILLS INCORPORATED                                             6.38    10/15/2008      2,548,095
                                                                                                         ------------
FORESTRY - 0.10%
   634,000   WEYERHAEUSER COMPANY                                                   6.13    03/15/2007        634,961
                                                                                                         ------------
GENERAL MERCHANDISE STORES - 0.28%
 1,770,000   FEDERATED DEPARTMENT STORES                                            6.63    09/01/2008      1,807,427
                                                                                                         ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.31%
 2,000,000   BRITISH AEROSPACE FINANCE INCORPORATED++                               7.00    07/01/2007      2,013,688
                                                                                                         ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.62%
 4,000,000   NATIONWIDE LIFE GLOBAL FUNDING I+/-++                                  5.46    05/15/2007      4,003,176
                                                                                                         ------------
INSURANCE CARRIERS - 0.98%
 2,840,000   HARTFORD LIFE GLOBAL FUND+/-                                           5.56    09/15/2009      2,849,054
 3,500,000   UNITRIN INCORPORATED                                                   5.75    07/01/2007      3,503,136
                                                                                                            6,352,190
                                                                                                         ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0 31%
 2,000,000   BECKMAN COULTER INCORPORATED                                           7.45    03/04/2008      2,040,210
                                                                                                         ------------
METAL MINING - 0.31%
 2,000,000   ALCAN INCORPORATED                                                     6.25    11/01/2008      2,035,858
                                                                                                         ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
   659,005   3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                               5.62    07/15/2009        663,493
 2,800,000   FORTUNE BRANDS INCORPORATED                                            6.25    04/01/2008      2,824,130
                                                                                                            3,487,623
                                                                                                         ------------
MISCELLANEOUS RETAIL - 0.39%
 2,500,000   ARAMARK SERVICES                                                       7.10    12/01/2006      2,500,000
                                                                                                         ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.63%
 3,575,000   AMERICAN EXPRESS CENTURION+/-                                          5.41    07/19/2007      3,577,892
 2,000,000   AMERICAN GENERAL FINANCE SERIES MTNH+/-                                5.47    04/05/2007      2,000,962
 4,180,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                    5.65    01/09/2007      4,180,635
 3,000,000   JOHN DEERE CAPITAL CORPORATION                                         4.50    08/22/2007      2,982,711
 2,000,000   JOHN HANCOCK GLOBAL FUNDING II+/-++                                    5.54    04/03/2009      2,005,158
 2,325,000   KEYCORP+/-                                                             5.57    07/23/2007      2,328,125
                                                                                                           17,075,483
                                                                                                         ------------
PAPER & ALLIED PRODUCTS - 0.35%
 2,285,000   AVERY DENNISON CORPORATION+/-                                          5.60    08/10/2007      2,287,482
                                                                                                         ------------
REAL ESTATE - 0.91%
 4,000,000   DUKE REALTY CORPORATION+/-                                             5.65    12/22/2006      4,000,104
 1,900,000   JDN REALTY CORPORATION<<                                               6.95    08/01/2007      1,910,642
                                                                                                            5,910,746
                                                                                                         ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                              INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                    RATE      DATE           VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.34%
$   2,000,000   WESTERN FINANCIAL BANK                                                           9.63%   05/15/2012   $  2,202,664
                                                                                                                      ------------
TRANSPORTATION EQUIPMENT - 0.23%
    1,500,000   FORD MOTOR CREDIT COMPANY+/-                                                     6.19    09/28/2007      1,494,512
                                                                                                                      ------------
TOTAL CORPORATE BONDS & NOTES (COST $83,469,824)                                                                        83,275,495
                                                                                                                      ------------
FOREIGN CORPORATE BONDS - 0.37%
    2,400,000   SABMILLER PLC+/-++                                                               5.66    07/01/2009      2,401,658
                                                                                                                      ------------
TOTAL FOREIGN CORPORATE BONDS@ (COST $2,400,000)                                                                         2,401,658
                                                                                                                      ------------
LOAN PARTICIPATION - 0.65%
      770,975   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN+/-                                  5.38    10/15/2020        770,975
    2,048,433   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                            3.61    06/25/2016      2,048,433
    1,412,693   UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP SERIES D#66+/-         5.37    09/08/2019      1,412,693
   TOTAL LOAN PARTICIPATION (COST $4,232,045)                                                                            4,232,101
                                                                                                                      ------------
MUNICIPAL BONDS & NOTES - 8.24%
    4,700,000   COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE+/-ss             5.46    12/01/2032      4,700,000
      840,000   COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)                5.20    12/01/2006        840,000
      875,000   COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)                5.20    12/01/2007        875,079
      500,000   HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)                         3.80    01/01/2008        495,365
    1,340,000   INDIANA BOARD BANK REVENUE                                                       3.40    01/15/2007      1,336,878
      170,000   INDIANA BOARD BANK REVENUE                                                       3.53    07/15/2007        168,191
    4,000,000   INDIANA SECONDARY MARKET FOR EDUCATION LOANS (COLLEGE & UNIVERSITY REVENUE,
                GUARANTEED STUDENT LOANS)+/-ss                                                   5.42    05/01/2046      4,000,000
    2,000,000   LOS ANGELES CA USD ELECTION OF 2005 SERIES D                                     5.05    07/01/2008      2,001,120
    3,000,000   MASSACHUSETTS STATE TAXABLE SERIES D                                             4.43    01/01/2007      2,997,840
    5,100,000   MISSOURI HIGHER EDUCATION LOAN AUTHORITY SERIES K (COLLEGE & UNIVERSITY
                REVENUE, GUARANTEED STUDENT LOANS)+/-ss                                          5.39    05/01/2044      5,100,000
    1,350,000   MUNICIPAL ELECTRIC AUTHORITY GA                                                  4.95    01/01/2007      1,349,460
      825,000   NEW YORK NY                                                                      4.00    12/01/2007        815,133
      915,000   NEW YORK NY SERIES J (PROPERTY TAX REVENUE)                                      2.60    06/01/2007        903,050
    1,000,000   NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B (PROPERTY TAX REVENUE)     2.75    03/15/2008        972,320
    3,000,000   OAKLAND COUNTY MICHIGAN                                                          5.35    04/01/2007      2,998,650
    4,000,000   OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA INSURED)          5.57    09/01/2016      4,012,800
    5,000,000   OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                            5.84    09/01/2016      5,071,650
    4,000,000   PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                                   6.04    10/01/2030      4,049,640
    2,000,000   PENNSYLVANIA STATE HIGHER EDUCATION ASSISTANCE AGENCY STUDENT LOAN REVENUE
                SUB-SERIES E+/-ss                                                                5.45    11/01/2028      2,000,000
    2,575,000   ROBINSDALE MN (PROPERTY TAX REVENUE)                                             3.35    08/01/2007      2,540,289
    3,750,000   SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE REVENUE
                TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)                    5.50    07/01/2026      3,750,000
    2,500,000   STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC)                                     3.99    11/01/2007      2,471,100

TOTAL MUNICIPAL BONDS & NOTES (COST $53,354,816)                                                                        53,448,565
                                                                                                                      ------------
US TREASURY SECURITIES - 4.25%

US TREASURY NOTES - 4.25%
    7,005,000   US TREASURY NOTE<<3                                                              3.00    02/15/2008      6,860,522
    6,925,000   US TREASURY NOTE<<                                                               3.75    05/15/2008      6,834,109
   10,000,000   US TREASURY NOTE<<                                                               4.63    09/30/2008      9,996,090
    4,000,000   US TREASURY NOTE<<                                                               3.38    12/15/2008      3,906,876
                                                                                                                        27,597,597
                                                                                                                      ------------
TOTAL US TREASURY SECURITIES (COST $27,901,686)                                                                         27,597,597
                                                                                                                      ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                            INTEREST   MATURITY
PRINCIPAL         SECURITY NAME                                                               RATE       DATE           VALUE
COLLATERAL FOR SECURITIES LENDING - 24.74%

COLLATERAL INVESTED IN OTHER ASSETS - 24.74%
$    325,436    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                      5.46%   01/16/2007   $    325,501
      165,076   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                        5.38    06/29/2007        165,171
      143,852   ABN AMRO BANK NV+/-                                                            5.43    05/11/2007        143,893
       56,598   ALLIED IRISH BANKS NORTH AMERICA                                               5.31    12/04/2006         56,573
      471,647   AMERICAN EXPRESS BANK+/-                                                       5.39    11/21/2007        472,175
    2,169,576   AMERICAN EXPRESS BANK FSB+/-                                                   5.28    01/26/2007      2,169,576
    1,367,776   AMERICAN GENERAL FINANCE CORPORATION+/-++                                      5.35    12/14/2007      1,368,323
       47,165   AMERICAN HONDA FINANCE CORPORATION+/-++                                        5.46    09/27/2007         47,225
    1,179,117   ATLAS CAPITAL FUNDING CORPORATION+/-++                                         5.34    05/10/2007      1,179,117
      943,294   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                              5.30    04/25/2007        943,332
       65,748   ATOMIUM FUNDING CORPORATION                                                    5.35    02/08/2007         65,087
      169,793   BANK OF AMERICA NA+/-                                                          5.69    09/06/2007        170,309
       42,448   BANK OF IRELAND                                                                5.30    12/05/2006         42,424
      117,912   BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                          5.42    01/12/2007        117,922
      235,823   BEAR STEARNS & COMPANY+/-                                                      5.94    09/27/2007        237,092
   10,140,410   BEAR STEARNS & COMPANY REPUCHASE AGREEMENT (MATURITY VALUE $10,141,920)        5.36    12/01/2006     10,140,410
    4,716,470   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $4,717,172)        5.36    12/01/2006      4,716,470
       90,556   BEAR STEARNS & COMPANY SERIES MTNB+/-                                          5.53    01/16/2007         90,575
    3,065,705   BEAR STEARNS COMPANIES INCORPORATED+/-                                         5.39    02/23/2007      3,065,705
      707,470   BETA FINANCE INCORPORATED+/-++                                                 5.34    07/17/2007        707,690
       94,329   BHP BILLITON FINANCE (USA) LIMITED                                             5.32    12/28/2006         93,958
    3,065,705   BUCKINGHAM II CDO LLC                                                          5.31    12/20/2006      3,057,213
    1,179,117   BUCKINGHAM II CDO LLC++                                                        5.34    01/22/2007      1,170,191
    2,389,694   BUCKINGHAM III CDO LLC                                                         5.30    12/06/2006      2,387,949
    1,179,117   BUCKINGHAM III CDO LLC++                                                       5.31    12/15/2006      1,176,712
      676,813   CAIRN HIGH GRADE FUNDING I LLC++                                               5.35    02/01/2007        670,709
      801,800   CANCARA ASSET SECURITIZATION LIMITED++                                         5.33    12/04/2006        801,447
    6,839,022   CEDAR SPRINGS CAPITAL COMPANY                                                  5.35    12/01/2006      6,839,022
      693,510   CEDAR SPRINGS CAPITAL COMPANY                                                  5.30    12/06/2006        693,003
      338,312   CEDAR SPRINGS CAPITAL COMPANY                                                  5.33    12/18/2006        337,473
       17,498   CEDAR SPRINGS CAPITAL COMPANY++                                                5.35    01/08/2007         17,401
      172,906   CEDAR SPRINGS CAPITAL COMPANY                                                  5.36    02/02/2007        171,320
       39,430   CEDAR SPRINGS CAPITAL COMPANY++                                                5.38    03/12/2007         38,851
    3,902,570   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $3,903,151)                     5.36    12/01/2006      3,902,570
       11,791   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                     5.36    01/17/2007         11,711
      235,823   CREDIT SUISSE FIRST BOSTON+/-                                                  5.36    03/27/2007        235,823
      212,241   CREDIT SUISSE FIRST BOSTON+/-                                                  5.47    04/05/2007        212,341
      108,007   CREDIT SUISSE FIRST BOSTON+/-                                                  5.74    10/29/2007        108,431
       11,791   CROWN POINT CAPITAL COMPANY                                                    5.39    04/17/2007         11,557
      330,153   CULLINAN FINANCE CORPORATION+/-++                                              5.28    12/20/2006        330,150
       42,165   CULLINAN FINANCE CORPORATION++                                                 5.32    12/21/2006         42,042
    1,622,890   DEER VALLEY FUNDING LLC                                                        5.31    12/11/2006      1,620,521
      236,295   DEER VALLEY FUNDING LLC                                                        5.31    12/14/2006        235,846
    2,358,235   DEER VALLEY FUNDING LLC                                                        5.31    12/15/2006      2,353,424
    2,358,235   DEER VALLEY FUNDING LLC                                                        5.34    01/23/2007      2,340,053
      252,378   DEER VALLEY FUNDING LLC++                                                      5.35    01/24/2007        250,395
      701,245   DEER VALLEY FUNDING LLC                                                        5.35    02/06/2007        694,408
      565,976   DEER VALLEY FUNDING LLC++                                                      5.37    02/27/2007        558,726
      107,300   DEUTSCHE BANK AG+/-                                                            5.37    03/15/2007        106,754
       94,329   FAIRWAY FINANCE CORPORATION++                                                  5.33    12/11/2006         94,192
      921,079   FAIRWAY FINANCE CORPORATION++                                                  5.32    12/15/2006        919,200
   17,922,584   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $17,925,252)                 5.36    12/01/2006     17,922,584
    2,358,235   FIVE FINANCE INCORPORATED+/-++                                                 5.37    01/25/2007      2,359,272
       37,213   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                               5.31    12/08/2006         37,175

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                 INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                       RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
   $1,631,380   FOX TROT CDO LIMITED                                                5.29%   12/01/2006     $1,631,380
    2,371,347   FOX TROT CDO LIMITED                                                5.31    12/12/2006      2,367,552
      754,635   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                       5.40    06/18/2007        754,635
      952,491   GENERAL ELECTRIC CAPITAL CORPORATION+/-                             5.44    06/22/2007        953,224
    1,605,486   GENWORTH FINANCIAL INCORPORATED+/-                                  5.53    06/15/2007      1,607,445
    1,179,117   GERMAN RESIDENTIAL FUNDING+/-++                                     5.35    08/22/2007      1,179,117
      165,076   GOLDMAN SACHS & COMPANY+/-                                          5.51    01/09/2007        165,101
    2,358,235   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                     5.46    03/30/2007      2,359,154
      481,080   HBOS TREASURY SERVICES PLC+/-++                                     5.45    01/12/2007        481,166
       33,015   IBM CORPORATION SERIES MTN+/-                                       5.36    06/28/2007         33,030
      144,418   ICICI BANK LIMITED                                                  5.43    12/01/2006        144,418
    1,650,764   ING USA ANNUITY & LIFE INSURANCE+/-                                 5.39    09/17/2007      1,650,764
       93,575   IRISH LIFE & PERMANENT PLC                                          5.40    12/13/2006         93,411
       11,791   IRISH LIFE & PERMANENT PLC++                                        5.38    04/04/2007         11,579
      224,032   JPMORGAN CHASE & COMPANY+/-                                         5.52    12/18/2006        224,048
    3,018,541   KAUPTHING BANK SERIES MTN+/-++                                      5.38    03/20/2007      3,017,424
      382,789   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.30    12/01/2006        382,789
      974,281   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.31    12/12/2006        972,722
      182,952   LA FAYETTE ASSET SECURITIZATION CORPORATION++                       5.31    12/15/2006        182,579
      766,615   LA FAYETTE ASSET SECURITIZATION CORPORATION                         5.30    12/28/2006        763,594
      219,316   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                            5.49    04/20/2007        219,489
      188,659   LIBERTY LIGHT US CAPITAL+/-++                                       5.47    04/16/2007        188,778
    1,996,765   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                5.31    12/08/2006      1,994,728
      335,765   LIBERTY STREET FUNDING CORPORATION++                                5.31    12/15/2006        335,081
    4,692,887   LIBERTY STREET FUNDING CORPORATION++                                5.29    12/29/2006      4,673,740
    1,650,764   LIQUID FUNDING LIMITED+/-++                                         5.29    12/01/2006      1,650,764
      848,965   LIQUID FUNDING LIMITED++                                            5.30    12/07/2006        848,226
       12,782   LIQUID FUNDING LIMITED++                                            5.34    12/15/2006         12,756
      228,749   LIQUID FUNDING LIMITED                                              5.32    12/27/2006        227,882
      707,470   LIQUID FUNDING LIMITED                                              5.44    12/28/2006        704,683
    1,650,764   LIQUID FUNDING LIMITED+/-++                                         5.35    12/29/2006      1,650,748
       20,092   MANE FUNDING CORPORATION                                            5.31    12/18/2006         20,042
      219,316   MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.50    01/26/2007        219,373
       23,582   MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.53    04/20/2007         23,601
      141,494   MERRILL LYNCH & COMPANY INCORPORATED+/-                             5.47    08/27/2007        141,695
      303,269   MORGAN STANLEY+/-                                                   5.51    01/12/2007        303,314
       47,165   MORGAN STANLEY+/-                                                   5.48    01/19/2007         47,176
      183,942   MORGAN STANLEY+/-                                                   5.50    02/15/2007        183,999
      725,157   MORGAN STANLEY SERIES EXL+/-                                        5.38    12/14/2007        725,201
    1,179,117   NATEXIS BANQUES POPULAIRES+/-++                                     5.37    11/09/2007      1,178,186
    1,412,583   NATIONWIDE BUILDING SOCIETY+/-++                                    5.51    12/11/2006      1,412,625
    1,860,647   NATIONWIDE BUILDING SOCIETY+/-++                                    5.49    07/20/2007      1,862,452
       15,234   NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.31    12/15/2006         15,203
      253,369   NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.32    12/21/2006        252,629
      167,105   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                           5.33    12/22/2006        166,593
    2,142,126   NIEUW AMSTERDAM RECEIVABLES CORPORATION                             5.30    12/29/2006      2,133,386
    1,417,629   NORTH SEA FUNDING                                                   5.32    12/28/2006      1,412,044
    2,214,618   RACERS TRUST SERIES 2004-6-MM+/-++                                  5.34    05/22/2007      2,214,820
       47,165   RANGER FUNDING CORPORATION                                          5.32    12/15/2006         47,068
       63,484   RANGER FUNDING CORPORATION                                          5.33    12/21/2006         63,298
      141,494   REGENCY MARKETS #1                                                  5.33    12/07/2006        141,371
       56,598   REGENCY MARKETS #1                                                  5.32    12/15/2006         56,482
      249,973   REGENCY MARKETS #1                                                  5.32    12/18/2006        249,353
      154,229   ROYAL BANK OF SCOTLAND PLC+/-++                                     5.37    03/30/2007        154,284
       16,460   SAINT GERMAIN FUNDING++                                             5.35    01/16/2007         16,350

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                                                    INTEREST   MATURITY
PRINCIPAL          SECURITY NAME                                                      RATE       DATE           VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     1,179,117    SEDNA FINANCE INCORPORATED+/-++                                     5.36%   12/08/2006   $  1,179,117
      1,131,953    SEDNA FINANCE INCORPORATED+/-++                                     5.33    04/11/2007      1,132,089
      3,309,783    SLM CORPORATION+/-                                                  5.50    01/25/2007      3,310,643
        241,483    SLM CORPORATION+/-                                                  5.59    07/25/2007        241,928
        943,294    SLM CORPORATION+/-++                                                5.32    12/12/2007        943,567
         28,299    SVENSKA HANDELSBANKEN                                               5.34    01/26/2007         28,068
      2,778,284    TASMAN FUNDING INCORPORATED++                                       5.30    12/04/2006      2,777,061
        487,023    THAMES ASSET GLOBAL SECURITIZATION #1                               5.29    12/29/2006        485,036
        107,111    THAMES ASSET GLOBAL SECURITIZATION #1++                             5.33    01/11/2007        106,472
         70,464    THUNDER BAY FUNDING INCORPORATED                                    5.31    12/15/2006         70,320
        166,491    TICONDEROGA FUNDING LLC                                             5.32    12/27/2006        165,860
      1,635,530    TICONDEROGA FUNDING LLC                                             5.32    12/28/2006      1,629,086
      6,727,525    TIERRA ALTA FUNDING I LIMITED                                       5.31    12/19/2006      6,709,899
      4,716,470    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                           5.51    12/31/2007      4,716,470
        906,458    TRAVELERS INSURANCE COMPANY+/-                                      5.39    02/09/2007        906,440
         12,074    TULIP FUNDING CORPORATION                                           5.38    04/25/2007         11,820
        117,912    UBS FINANCE (DELAWARE) LLC                                          5.33    12/05/2006        117,843
      1,179,117    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                  5.33    03/09/2007      1,179,341
      1,863,005    VARIABLE FUNDING CAPITAL CORPORATION                                5.32    12/06/2006      1,861,645
        108,290    VERSAILLES CDS LLC++                                                5.34    12/19/2006        108,006
         73,577    VERSAILLES CDS LLC++                                                5.33    12/21/2006         73,362
         17,875    VERSAILLES CDS LLC++                                                5.32    12/22/2006         17,821
        381,468    VERSAILLES CDS LLC                                                  5.31    12/28/2006        379,965
      1,179,117    WAL-MART STORES INCORPORATED+/-                                     5.26    03/28/2007      1,179,129
        165,218    WHISTLEJACKET CAPITAL LIMITED                                       5.30    12/07/2006        165,074
        182,480    WHISTLEJACKET CAPITAL LIMITED                                       5.31    12/12/2006        182,188
        506,596    WHITE PINE FINANCE LLC                                              5.31    12/13/2006        505,709
         98,008    WHITE PINE FINANCE LLC++                                            5.31    12/15/2006         97,808
      1,464,464    WORLD OMNI VEHICLE LEASING                                          5.31    12/11/2006      1,462,326
        471,647    WORLD OMNI VEHICLE LEASING                                          5.31    12/12/2006        470,892
      5,789,231    WORLD OMNI VEHICLE LEASING                                          5.31    12/14/2006      5,778,231
                                                                                                             160,542,762
                                                                                                            ------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $160,542,762)                                                  160,542,762
                                                                                                            ------------
SHARES
TOTAL SHORT-TERM INVESTMENTS - 2.63%
     17,045,801    WELLS FARGO MONEY MARKET TRUST~+++                                                         17,045,801
TOTAL SHORT-TERM INVESTMENTS (COST $17,045,801)                                                               17,045,801
                                                                                                            ------------
TOTAL INVESTMENTS IN SECURITIES
(COST $815,300,920)*                            125.35%                                                     $813,325,116
OTHER ASSETS AND LIABILITIES, NET               (25.35)                                                     (164,487,823)
                                            ----------                                                      ------------
TOTAL NET ASSETS                                100.00%                                                     $648,837,293
                                            ==========                                                      ============

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   Variable rate investments.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

3     SECURITY PLEDGED AS COLLATERAL FOR FUTURE TRANSACTIONS.


~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   Security of an affiliate of the fund with a cost of $17,045,801.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                        INTEREST  MATURITY
PRINCIPAL         SECURITY NAME                                                           RATE      DATE          VALUE
AGENCY SECURITIES - 37.17%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 14.35%
$     13,042,078  FHLMC #1H2618<<+/-                                                      5.59%   05/01/2036   $ 13,088,374
       7,913,408  FHLMC #1Q0027+/-                                                        5.09    02/01/2036      7,859,621
         370,002  FHLMC #783132+/-                                                        4.99    05/01/2035        365,887
       4,021,667  FHLMC #B12454<<                                                         4.50    02/01/2019      3,915,129
       2,077,328  FHLMC #B13150                                                           4.00    03/01/2019      1,981,528
       2,815,829  FHLMC #B13646<<                                                         4.50    04/01/2019      2,741,235
       2,169,166  FHLMC #B14028<<                                                         4.50    05/01/2019      2,111,703
       2,444,516  FHLMC #E01279<<                                                         5.50    01/01/2018      2,462,306
       6,138,969  FHLMC #E01497<<                                                         5.50    11/01/2018      6,181,971
      11,174,221  FHLMC #G02083<<                                                         4.50    07/01/2035     10,634,169
       1,179,940  FHLMC #G08083<<                                                         4.50    08/01/2035      1,122,913
       2,661,973  FHLMC #G11594<<                                                         5.50    08/01/2019      2,680,523
       4,432,825  FHLMC #G11628<<                                                         4.50    11/01/2019      4,315,395
       7,789,217  FHLMC #G11658<<                                                         5.50    01/01/2020      7,837,337
      24,846,239  FHLMC #G11720<<                                                         4.50    08/01/2020     24,188,039
      15,856,877  FHLMC #G11769<<                                                         5.00    10/01/2020     15,703,808
      11,670,305  FHLMC #G11879<<                                                         5.00    10/01/2020     11,557,650
       8,640,539  FHLMC #G12107                                                           4.50    08/01/2020      8,411,643
       3,171,568  FHLMC #G12246                                                           5.00    12/01/2020      3,140,953
       1,994,529  FHLMC #G12248<<                                                         4.50    07/01/2020      1,941,692
      10,931,401  FHLMC #G12333                                                           4.50    06/01/2021     10,634,125
       4,587,360  FHLMC #G12457                                                           4.00    02/01/2020      4,351,899
       1,700,280  FHLMC #J02372<<                                                         5.50    05/01/2020      1,712,128
       1,686,571  FHLMC #J02373<<                                                         5.50    05/01/2020      1,698,324
       3,466,520  FHLMC #J02609<<                                                         4.50    10/01/2020      3,372,249
          31,199  FHLMC SERIES 2631 CLASS MT                                              3.50    01/15/2022         30,813
      10,618,000  FHLMC SERIES 2645 CLASS MK<<                                            3.50    07/15/2022     10,456,946
         282,867  FHLMC SERIES 2727 CLASS PW<<                                            3.57    06/15/2029        275,794
       4,405,603  FHLMC SERIES 2736 CLASS DB<<                                            3.30    11/15/2026      4,271,223
      11,073,000  FHLMC SERIES 2825 CLASS QN<<                                            5.50    09/15/2032     11,073,290
       5,291,328  FHLMC SERIES 2890 CLASS AP<<                                            3.75    12/15/2011      5,168,237
       5,656,457  FHLMC SERIES 3035 CLASS DM<<                                            5.50    11/15/2025      5,688,252
      22,827,000  FHLMC TBA%%                                                             6.00    12/01/2021     23,212,206
       7,457,000  FHLMC TBA%%                                                             4.00    01/01/2022      7,086,477
      18,582,000  FHLMC TBA%%                                                             6.00    01/01/2022     18,889,755
                                                                                                                240,163,594
                                                                                                               ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 17.63%
       7,286,818  FNMA #190337<<                                                          5.00    07/01/2033      7,136,345
      32,510,699  FNMA #254828<<                                                          5.00    08/01/2033     31,839,354
       1,596,588  FNMA #387166<<                                                          4.33    11/01/2011      1,549,422
      19,813,263  FNMA #555592<<                                                          5.50    07/01/2033     19,784,247
       3,846,460  FNMA #678915<<                                                          5.50    01/01/2033      3,842,169
       4,635,095  FNMA #682454                                                            4.00    09/01/2018      4,426,076
       9,395,100  FNMA #688017<<                                                          5.50    03/01/2033      9,381,341
       1,568,400  FNMA #699613<<                                                          5.50    06/01/2033      1,566,103
      17,346,208  FNMA #725222<<                                                          5.50    02/01/2034     17,320,805
       8,799,291  FNMA #725232<<                                                          5.00    03/01/2034      8,617,586
      17,125,313  FNMA #725425<<                                                          5.50    04/01/2034     17,102,119
       1,751,927  FNMA #725564                                                            4.50    04/01/2009      1,733,929
       7,318,621  FNMA #725611<<                                                          5.50    06/01/2034      7,307,903
         101,209  FNMA #728720<<                                                          5.00    07/01/2033         99,119
       7,503,721  FNMA #728877<<                                                          5.00    08/01/2033      7,348,769
      30,648,035  FNMA #735036<<                                                          5.50    12/01/2034     30,587,411
      19,813,253  FNMA #735224<<                                                          5.50    02/01/2035     19,784,237

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                INTEREST    MATURITY
PRINCIPAL           SECURITY NAME                                                                  RATE       DATE           VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$      6,491,462    FNMA #735301                                                                   4.00%   03/01/2020   $  6,192,208
      18,615,885    FNMA #745018                                                                   4.00    09/01/2020     17,757,700
       1,321,988    FNMA #745295                                                                   4.65    10/01/2012      1,309,233
       6,882,297    FNMA #745454                                                                   4.00    12/01/2020      6,565,026
       4,879,120    FNMA #745666+/-                                                                6.44    07/01/2036      4,965,481
       1,331,423    FNMA #753208<<                                                                 4.50    01/01/2034      1,270,814
       4,722,117    FNMA #758584<<                                                                 5.00    11/01/2034      4,626,071
       2,313,511    FNMA #813642<<+/-                                                              5.66    06/01/2036      2,331,525
       2,749,501    FNMA #815422<<                                                                 4.50    02/01/2035      2,616,554
       3,758,039    FNMA #815426                                                                   4.50    02/01/2035      3,581,234
       3,432,461    FNMA #822051<<+/-                                                              5.06    07/01/2035      3,410,591
       1,626,079    FNMA #835243<<+/-                                                              4.87    09/01/2035      1,607,632
       2,728,987    FNMA #879679<<+/-                                                              5.30    04/01/2036      2,727,024
       9,233,385    FNMA #886046<<                                                                 6.00    07/01/2036      9,333,878
         944,153    FNMA #891057<<+/-                                                              5.50    06/01/2036        950,499
       8,698,824    FNMA #894446+/-                                                                5.93    09/01/2036      8,812,805
       1,592,757    FNMA SERIES 2003-113 CLASS PN<<                                                3.50    02/25/2013      1,563,813
      11,038,168    FNMA SERIES 2003-76 CLASS DE<<                                                 4.00    09/25/2031     10,502,491
         366,875    FNMA SERIES 2003-92 CLASS NM                                                   3.50    04/25/2013        360,455
       3,758,942    FNMA SERIES 2005-45 CLASS BA<<                                                 4.50    11/25/2014      3,727,156
       4,786,641    FNMA SERIES 2005-69 CLASS JM                                                   4.50    08/25/2025      4,500,019
         838,177    FNMA SERIES 2005-77 CLASS BX<<                                                 4.50    07/25/2028        828,907
       3,318,000    FNMA TBA%%                                                                     5.50    12/01/2033      3,305,558
       2,740,000    FNMA TBA%%                                                                     6.00    12/01/2034      2,769,113

                                                                                                                         295,042,722
                                                                                                                        ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.19%
       8,329,113    GNMA #3624<<                                                                   5.50    10/20/2034      8,327,553
       1,415,106    GNMA SERIES 2006-3 CLASS A                                                     4.21    01/16/2028      1,388,742
       2,707,717    GNMA SERIES 2006-32 CLASS A                                                    5.08    01/16/2030      2,710,761
      15,104,000    GNMA TBA%%                                                                     6.00    12/01/2036     15,335,280
      46,306,000    GNMA TBA%%                                                                     6.50    12/01/2036     47,434,686
      11,348,000    GNMA TBA%%                                                                     6.50    01/01/2037     11,604,660
                                                                                                                          86,801,682
                                                                                                                        ------------

TOTAL AGENCY SECURITIES (COST $615,935,458)                                                                              622,007,998
                                                                                                                        ------------
ASSET BACKED SECURITIES - 6.41%
       3,861,405    AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES 2003-DM CLASS A4               2.84    08/06/2010      3,817,473
         318,240    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-1 CLASS A3                    2.00    11/15/2007        317,401
         816,593    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2                    3.35    02/15/2008        813,254
       2,497,000    CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3                    5.03    10/15/2009      2,493,992
       3,109,000    CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES 2003-C4 CLASS C4                6.00    08/15/2013      3,204,615
       3,128,000    CAPITAL ONE PRIME AUTO RECEIVABLES TRUST SERIES 2006-1 CLASS A3                4.99    09/15/2010      3,127,867
       4,680,000    CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                                 5.15    02/15/2011      4,696,299
       3,580,000    CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                                   3.22    06/15/2010      3,522,451
         110,699    CHASE MANHATTAN AUTO OWNER TRUST SERIES 2004-A CLASS A3                        2.08    05/15/2008        110,538
       1,506,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2000-A3 CLASS A3                    6.88    11/16/2009      1,530,157
       4,195,000    CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4                    3.20    08/24/2009      4,134,847
       2,337,000    CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2006-1 CLASS A2                5.68    07/25/2036      2,348,591
       4,896,000    COUNTRYWIDE ASSET BACKED CERFITICATES SERIES 2006-S1 CLASS A2                  5.55    08/25/2021      4,891,787
       2,662,000    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-16 CLASS 2AF2+/-             5.38    05/25/2036      2,659,910
         497,197    COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2005-BC4 CLASS 2A1+/-             5.44    08/25/2035        497,272
       2,322,000    DAIMLER CHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                             4.94    02/08/2012      2,321,334
       4,550,562    FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                            3.48    11/15/2008      4,520,180
       2,183,603    FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                            4.17    01/15/2009      2,172,137
         336,553    FRANKLIN AUTO TRUST SERIES 2005-1 CLASS A2                                     4.84    09/22/2008        336,215

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                 INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                                    RATE       DATE          VALUE
ASSET BACKED SECURITIES (CONTINUED)
$     2,287,000   GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                        5.34%   01/15/2010  $  2,296,047
      2,898,138   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                         3.30    06/16/2008     2,881,053
      2,953,000   HOUSEHOLD CREDIT CARD MASTER NOTE TRUST INCORPORATED SERIES 2006-1 CLASS A        5.10    06/15/2012     2,972,539
      2,494,000   HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                             4.18    02/15/2012     2,448,177
        253,259   MASTER ASSET BACKED SECURITIES TRUST SERIES 2004-OPT2 CLASS A2+/-                 5.67    09/25/2034       253,578
      1,425,451   MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-                 5.14    11/25/2035     1,417,857
      2,339,000   MBNA MASTER CREDIT CARD TRUST USA SERIES 2000-L CLASS A                           6.50    04/15/2010     2,371,275
        505,405   MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2005-SD1 CLASS A1+/-         5.50    05/25/2046       505,454
         90,764   NATIONAL CITY AUTO RECEIVABLES TRUST SERIES 2004-A CLASS A3                       2.11    07/15/2008        90,559
      5,165,000   NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-                   5.37    08/15/2012     5,173,565
        407,878   NISSAN AUTO LEASE TRUST SERIES 2005-A CLASS A2                                    4.61    01/15/2008       407,603
      3,516,000   NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                                    5.11    03/15/2010     3,521,494
      1,334,000   NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                        5.16    02/15/2010     1,335,441
      1,991,000   NORTHSTAR EDUCATION FINANCE INCORPORATED SERIES 2005-1 CLASS A5                   4.74    10/30/2045     1,974,554
      1,353,739   OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1 CLASS AF1+/-          5.42    12/25/2036     1,347,394
      1,891,000   PUBLIC SERVICE NEW HAMPSHIRE FUNDING LLC SERIES 2001-1 CLASS A3                   6.48    05/01/2015     2,015,889
        234,945   RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS3 CLASS A2+/-      5.68    04/25/2033       234,951
        900,933   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                         3.20    12/13/2010       886,231
      1,112,000   TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                         5.52    11/12/2012     1,129,645
      1,411,000   TRIAD AUTO RECEIVAVLES OWNER TRUST SERIES 2006-C CLASS A3                         5.26    11/14/2011     1,417,982
        900,085   USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                                      3.16    02/17/2009       893,186
        545,231   USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                                      3.90    07/15/2009       541,098
        878,641   USAA AUTO OWNER TRUST SERIES 2005-3 CLASS A2                                      4.52    06/16/2008       876,854
      1,971,000   USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                                      5.36    06/15/2012     1,999,551
      2,432,000   VOLKSWAGEN AUTO LEASE TRUST SERIES 2006-A CLASS A2                                5.55    11/20/2008     2,440,098
      2,519,000   WACHOVIA AUTO LOAN OWNER TRUST SERIES 2006-1 CLASS A3++                           5.10    07/20/2011     2,524,996
      5,437,000   WACHOVIA AUTO LOAN OWNER TRUST SERIES 2006-2A CLASS A3++                          5.23    08/22/2011     5,465,195
      4,664,000   WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                                  3.66    07/20/2010     4,612,727
      1,936,812   WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                                  4.82    02/20/2009     1,933,784
        323,926   WFS FINANCIAL OWNER TRUST SERIES 2003-1 CLASS A4                                  2.74    09/20/2010       323,472
      1,338,554   WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                                  3.25    05/20/2011     1,323,259
        549,891   WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                                  3.15    05/20/2011       543,293
        992,515   WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                                  2.81    08/22/2011       975,555
        561,236   WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                                 4.25    06/17/2010       557,837

TOTAL ASSET BACKED SECURITIES (COST $107,014,547)                                                                        107,208,513
                                                                                                                        ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 30.46%
      1,172,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2 CLASS B          6.31    06/11/2035     1,238,829
      1,366,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1 CLASS A2           4.65    09/11/2036     1,339,051
      1,506,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1 CLASS A4           4.76    11/10/2039     1,476,646
      4,357,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-3 CLASS A4+/-        5.89    07/10/2044     4,597,696
      5,995,000   BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2006-6 CLASS AM           5.39    12/10/2016     6,093,836
      6,188,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-ESA
                  CLASS C++                                                                         4.94    05/14/2016     6,185,668
      2,506,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-T18
                  CLASS A4+/-                                                                       4.93    02/13/2042     2,476,920
      2,960,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-PW11
                  CLASS A4+/-                                                                       5.46    03/11/2039     3,051,548
      5,664,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-T24
                  CLASS A2                                                                          5.48    10/12/2041     5,770,709
      1,699,000   BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-T24
                  CLASS A4                                                                          5.54    10/12/2041     1,750,693
        939,000   BEAR STEARNS COMMERICAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-T10
                  CLASS A2                                                                          4.74    03/13/2040       923,416
      5,919,000   CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2006-C5 CLASS A4                       5.43    10/15/2049     6,044,161
      1,926,000   CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE SERIES 2006-CD3 CLASS AAB             5.61    10/15/2048     1,980,103
      3,709,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 1999-1 CLASS E+/-            7.23    05/15/2032     3,836,632
        680,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2000-C1 CLASS C              7.71    08/15/2033       736,630
      1,420,000   COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES 2004-LB3A CLASS B+/-         5.28    07/10/2037     1,435,799
      4,361,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKN2 CLASS A3         6.13    04/15/2037     4,572,766
      2,423,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKP1 CLASS A3         6.44    12/15/2035     2,576,006

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                               RATE       DATE          VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     5,238,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-CKS             5.18%   11/15/2036   $  5,268,198
      3,035,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2002-C               5.60    07/15/2035      3,117,287
      2,602,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2003-C               5.14    08/15/2036      2,611,463
      2,334,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2004-C               4.83    11/15/2037      2,290,299
      3,071,000   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B               7.30    06/10/2032      3,211,664
     25,714,367   FHLB SERIES VN-2015 CLASS A                                                 5.46    11/27/2015     25,937,358
      1,842,233   FHLMC SERIES 1663 CLASS ZB                                                  6.75    01/15/2024      1,899,091
      6,729,599   FHLMC SERIES 2579 CLASS DA                                                  4.00    03/15/2023      6,382,754
      2,565,000   FHLMC SERIES 2623 CLASS AJ                                                  4.50    07/15/2016      2,503,784
        655,446   FHLMC SERIES 2814 CLASS BD                                                  4.00    04/15/2018        636,648
      2,251,822   FHLMC SERIES 2975 CLASS EA<<                                                5.00    05/15/2018      2,242,999
        446,074   FHLMC SERIES 3000 CLASS PA                                                  3.90    01/15/2023        435,003
      7,758,034   FHLMC SERIES 3014 CLASS NA<<                                                4.50    11/15/2025      7,684,317
      4,105,000   FHLMC SERIES 3017 CLASS TA<<                                                4.50    08/15/2035      4,013,898
      4,387,082   FHLMC SERIES 3020 CLASS MA<<                                                5.50    04/15/2027      4,418,570
      3,628,661   FHLMC SERIES 3026 CLASS GJ                                                  4.50    02/15/2029      3,580,657
      7,131,378   FHLMC SERIES 3086 CLASS PA<<                                                5.50    05/15/2026      7,176,457
      6,729,835   FHLMC SERIES 3135 CLASS JA                                                  6.00    09/15/2027      6,825,650
      7,018,460   FHLMC SERIES 3151 CLASS LA                                                  6.00    11/15/2027      7,110,084
      9,392,043   FHLMC SERIES 3159 CLASS PA<<                                                6.00    05/15/2027      9,513,725
     13,499,814   FHLMC SERIES 3164 CLASS NA<<                                                6.00    02/15/2027     13,683,754
     17,097,000   FHLMC SERIES 3167 CLASS QA<<                                                6.00    10/15/2026     17,320,017
      8,310,336   FHLMC SERIES 3172 CLASS PA<<                                                6.00    04/15/2027      8,414,905
      4,054,162   FHLMC SERIES 3174 CLASS CA<<                                                5.50    02/15/2026      4,077,770
      2,689,282   FHLMC SERIES 3174 CLASS PX                                                  5.00    06/15/2017      2,670,885
      5,316,140   FHLMC SERIES 3176 CLASS HA                                                  6.00    02/15/2028      5,392,178
      3,796,676   FHLMC SERIES 3178 CLASS MA<<                                                6.00    10/15/2026      3,848,915
     11,467,959   FHLMC SERIES 3184 CLASS LA<<                                                6.00    03/15/2028     11,629,904
      5,523,220   FHLMC SERIES 3192 CLASS GA<<                                                6.00    03/15/2027      5,594,118
      8,938,499   FHLMC SERIES 3192 CLASS GB                                                  6.00    01/15/2031      9,121,888
      2,788,201   FHLMC SERIES 3203 CLASS VA                                                  5.00    08/15/2017      2,766,250
      4,280,087   FHLMC SERIES 3203 CLASS VC                                                  5.00    08/15/2017      4,239,993
      5,305,878   FHLMC SERIES 3215 CLASS QA<<                                                6.00    06/15/2027      5,385,164
      3,073,402   FHLMC SERIES 3221 CLASS VA                                                  5.00    09/15/2017      3,050,532
      2,420,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4                7.39    12/15/2031      2,553,179
      1,574,000   FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 2001-C4                6.42    12/12/2033      1,667,907
        367,881   FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                                  4.77    04/25/2012        367,209
      1,193,039   FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                   3.81    11/25/2012      1,155,174
      1,962,969   FNMA SERIES 2003-15 CLASS CH                                                4.00    02/25/2017      1,910,435
      2,245,000   FNMA SERIES 2003-16 CLASS PN                                                4.50    10/25/2015      2,210,993
      2,505,888   FNMA SERIES 2003-33 CLASS CH                                                4.00    07/25/2017      2,429,055
      9,793,366   FNMA SERIES 2003-34 CLASS QJ<<                                              4.50    01/25/2016      9,657,499
      3,392,000   FNMA SERIES 2003-84 CLASS GD                                                4.50    03/25/2017      3,307,387
      4,632,000   FNMA SERIES 2005-30 CLASS GE                                                5.50    01/25/2034      4,619,984
      3,134,603   FNMA SERIES 2005-38 CLASS CD<<                                              5.00    06/25/2019      3,116,327
      4,198,911   FNMA SERIES 2005-63 CLASS HA<<                                              5.00    04/25/2023      4,162,380
      5,416,126   FNMA SERIES 2005-63 CLASS PA                                                5.50    10/25/2024      5,426,501
      4,014,751   FNMA SERIES 2006-18 CLASS PA                                                5.50    01/25/2026      4,038,849
      7,368,162   FNMA SERIES 2006-29 CLASS PA<<                                              5.50    08/25/2026      7,408,034
      3,953,000   FNMA SERIES 2006-31 CLASS PA<<                                              5.50    11/25/2026      3,976,618
      7,455,261   FNMA SERIES 2006-34 CLASS PA                                                6.00    05/25/2027      7,533,340
      2,531,000   FNMA SERIES 2006-41 CLASS MA<<                                              5.50    04/25/2024      2,542,513
     12,241,839   FNMA SERIES 2006-52 CLASS PM<<                                              5.50    06/25/2036     12,325,195
      2,652,690   FNMA SERIES 2006-53 CLASS BW                                                6.00    09/25/2030      2,703,130
      1,165,000   FNMA SERIES 2006-53 CLASS PA                                                5.50    12/25/2026      1,172,086
      2,360,040   FNMA SERIES 2006-55 CLASS PA<<                                              6.00    05/25/2026      2,383,925

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                 INTEREST  MATURITY
PRINCIPAL         SECURITY NAME                                                                    RATE      DATE           VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
    $ 7,915,353   FNMA SERIES 2006-80 CLASS PB<<                                                   6.00%   10/25/2027   $  8,014,223
      2,487,000   FNMA SERIES 2006-80 CLASS PD                                                     6.00    07/25/2030      2,535,737
      1,986,352   FNMA SERIES G93-39 CLASS ZQ                                                      6.50    12/25/2023      2,056,824
      2,576,034   FNMA SERIES G93-41 CLASS Z                                                       7.00    12/25/2023      2,703,749
      5,360,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-2A CLASS A3               5.35    08/11/2036      5,442,721
      2,590,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2002-3A CLASS A2               5.00    12/10/2037      2,591,501
      4,756,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2003-C2 CLASS A4               5.15    07/10/2037      4,781,058
      3,697,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3 CLASS A4+/-            5.19    07/10/2039      3,719,866
      1,203,306   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 1997-C1 CLASS A3         6.87    07/15/2029      1,208,813
      1,044,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2002-C3 CLASS A2         4.93    07/10/2039      1,039,667
      2,548,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C2 CLASS B+/-       5.30    05/10/2040      2,611,447
      7,019,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2003-C3 CLASS A4         5.02    04/10/2040      6,999,820
      1,154,382   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1 CLASS A1         3.12    03/10/2038      1,126,456
        449,364   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2 CLASS A1         3.90    08/10/2038        441,381
      2,821,227   GNMA SERIES 2006-8 CLASS A<<                                                     3.94    08/16/2025      2,760,744
      1,051,000   GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-C1 CLASS B                     6.97    10/18/2030      1,080,148
      6,704,000   GS MORTGAGE SECURITIES CORPORATION SERIES II 1998-GLII CLASS A2                  6.56    04/13/2031      6,796,130
        594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS C+/-            7.05    05/15/2031        617,073
      5,764,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2002-C2
                  CLASS A2                                                                         5.05    12/12/2034      5,760,457
      1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2002-CIB5
                  CLASS A2                                                                         5.16    10/12/2037      1,157,689
      4,499,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2003-CB7
                  CLASS A4+/-                                                                      4.88    01/12/2038      4,447,509
      4,561,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2003-ML1A
                  CLASS A2                                                                         4.77    03/12/2039      4,488,260
      6,956,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2005-CB11
                  CLASS A4+/-                                                                      5.34    08/12/2037      7,050,451
      5,814,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES 2006-CB17
                  CLASS A4                                                                         5.43    12/12/2043      5,938,843
        168,983   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS A1                     7.11    10/15/2032        169,446
        397,000   LB COMMERCIAL CONDUIT MORTGAGE TRUST SERIES 1999-C2 CLASS B                      7.43    10/15/2032        421,803
      6,032,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A4+/-                      4.93    09/15/2035      5,991,907
      1,697,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A4+/-                      5.12    11/15/2032      1,704,826
      7,461,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3                         5.35    11/15/2038      7,587,487
        618,000   LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS D+/-                       5.50    11/15/2038        627,994
      4,792,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2002-MW1 CLASS A4                            5.62    07/12/2034      4,922,274
      3,550,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-KEY2 CLASS A4+/-                        4.86    08/12/2039      3,489,515
      4,079,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                                5.01    04/15/2038      4,065,908
      2,409,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ6 CLASS A4                                4.97    12/15/2041      2,389,816
      2,790,000   MORGAN STANLEY CAPITAL I SERIES 2003-T11 CLASS A4                                5.15    06/13/2041      2,804,437
        679,856   MORGAN STANLEY CAPITAL I SERIES 2004-HQ4 CLASS A2                                3.92    04/14/2040        669,256
      1,453,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                               5.04    01/14/2042      1,451,441
      2,892,000   MORGAN STANLEY CAPITAL I SERIES 2006-HQ10 CLASS A2                               5.28    11/12/2041      2,921,120
      5,649,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ3 CLASS A4                    5.08    09/15/2037      5,657,959
        123,097   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-                 5.84    02/25/2028        123,563
      6,095,837   VENDEE MORTGAGE TRUST SERIES 1994-1 CLASS 2ZB                                    6.50    02/15/2024      6,342,526
      2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4                  6.29    04/15/2034      2,839,245
      2,251,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4                  4.98    11/15/2034      2,244,483
      1,330,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3                  4.96    08/15/2035      1,325,902
      2,348,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A4                  5.13    08/15/2035      2,354,563
      1,610,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3                  4.45    11/15/2035      1,580,165
      1,074,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4                  5.01    12/15/2035      1,068,206
        633,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B                   5.11    12/15/2035        632,929
      3,918,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4                 4.75    02/15/2041      3,835,620
      1,690,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B                  5.31    01/15/2041      1,701,348

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                                RATE       DATE           VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$  3,032,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS A4             4.80%   10/15/2041   $  2,968,467
   2,830,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22 CLASS A4+/-          5.27    12/15/2044      2,869,634
   2,811,000    WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C28 CLASS A4+/-          5.57    10/15/2048      2,898,490
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $505,546,098)                                                      509,841,905
                                                                                                                  ------------
CORPORATE BONDS & NOTES - 17.53%

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.13%
   2,145,000    DAIMLERCHRYSLER NA HOLDING SERIES MTN                                        5.75    09/08/2011      2,157,177
                                                                                                                  ------------
BUSINESS SERVICES - 0.28%
   1,790,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                        5.59    05/24/2010      1,796,485
   2,870,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                           5.40    02/15/2012      2,903,840
                                                                                                                     4,700,325
                                                                                                                  ------------
CHEMICALS & ALLIED PRODUCTS - 0.42%
   2,310,000    BRISTOL MYERS SQUIBB COMPANY                                                 5.88    11/15/2036      2,357,639
   1,155,000    TEVA PHARMACEUTICAL FINANCE LLC                                              6.15    02/01/2036      1,162,554
   3,395,000    WYETH                                                                        5.50    02/15/2016      3,451,038
                                                                                                                     6,971,231
                                                                                                                  ------------
COMMUNICATIONS - 2.71%
   1,145,000    AMERICA MOVIL SA DE CV                                                       6.38    03/01/2035      1,130,681
   1,384,000    AT&T CORPORATION                                                             7.30    11/15/2011      1,515,472
   1,545,000    AT&T INCORPORATED                                                            6.15    09/15/2034      1,567,365
   1,185,000    AT&T INCORPORATED                                                            6.80    05/15/2036      1,295,844
   1,910,000    BELLSOUTH CORPORATION<<                                                      6.00    11/15/2034      1,891,779
   1,950,000    CINGULAR WIRELESS SERVICES                                                   8.13    05/01/2012      2,216,526
   4,128,000    COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                           8.38    03/15/2013      4,750,313
   2,770,000    COMCAST CORPORATION                                                          5.90    03/15/2016      2,821,195
     605,000    COMCAST CORPORATION                                                          5.65    06/15/2035        569,093
   3,835,000    SBC COMMUNICATIONS                                                           5.10    09/15/2014      3,762,392
   4,840,000    SPRINT CAPITAL CORPORATION                                                   6.00    01/15/2007      4,840,208
   2,795,000    SPRINT CAPITAL CORPORATION                                                   6.13    11/15/2008      2,839,491
   2,810,000    SPRINT CAPITAL CORPORATION                                                   8.38    03/15/2012      3,165,645
   1,160,000    SPRINT NEXTEL CORPORATION                                                    6.00    12/01/2016      1,159,988
   2,010,000    TIME WARNER ENTERTAINMENT COMPANY LP                                         8.38    07/15/2033      2,495,574
   1,840,000    VERIZON COMMUNICATIONS INCORPORATED                                          5.35    02/15/2011      1,858,341
   2,255,000    VERIZON COMMUNICATIONS INCORPORATED                                          5.55    02/15/2016      2,275,809
   3,125,000    VERIZON WIRELESS CAPITAL LLC                                                 5.38    12/15/2006      3,124,875
   2,035,000    VIACOM INCORPORATED                                                          5.75    04/30/2011      2,052,082
                                                                                                                    45,332,673
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 2.51%
   2,270,000    BAC CAPITAL TRUST XI<<                                                       6.63    05/23/2036      2,515,328
   1,490,000    BANK OF AMERICA CORPORATION                                                  4.25    10/01/2010      1,455,034
   1,810,000    BANK OF AMERICA CORPORATION<<                                                5.38    06/15/2014      1,839,045
   5,980,000    CITIGROUP INCORPORATED                                                       3.63    02/09/2009      5,813,834
   2,340,000    CITIGROUP INCORPORATED                                                       5.10    09/29/2011      2,352,809
   2,355,000    CITIGROUP INCORPORATED                                                       5.85    08/02/2016      2,470,383
   4,295,000    JPMORGAN CHASE & COMPANY                                                     5.60    06/01/2011      4,391,388
   1,420,000    JPMORGAN CHASE & COMPANY                                                     5.13    09/15/2014      1,411,200
   2,110,000    JPMORGAN CHASE CAPITAL XVIII                                                 6.95    08/17/2036      2,338,481
   2,825,000    PNC FUNDING CORPORATION                                                      5.25    11/15/2015      2,818,923
   2,340,000    ROYAL BANK OF SCOTLAND GROUP PLC                                             5.00    10/01/2014      2,306,606
   4,520,000    WACHOVIA CORPORATION                                                         5.30    10/15/2011      4,566,276
   2,350,000    WACHOVIA CORPORATION                                                         4.88    02/15/2014      2,299,170

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                          INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                               RATE       DATE          VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$  2,235,000    WASHINGTON MUTUAL BANK FA                                                   5.65%   08/15/2014   $  2,269,021
   1,407,000    WASHINGTON MUTUAL INCORPORATED                                              4.00    01/15/2009      1,376,959
   1,780,000    ZIONS BANCORP                                                               5.50    11/16/2015      1,781,426
                                                                                                                   42,005,883
                                                                                                                 ------------
ELECTRIC UTILITIES - 0.30%
   4,670,000    PROGRESS ENERGY INCORPORATED                                                6.85    04/15/2012      5,025,877
                                                                                                                 ------------
ELECTRIC, GAS & SANITARY SERVICES - 1.63%
   1,685,000    ALLEGHENY ENERGY SUPPLY++                                                   8.25    04/15/2012      1,840,863
   4,238,000    DPL INCORPORATED                                                            6.88    09/01/2011      4,499,285
   1,155,000    DUKE CAPITAL LLC                                                            5.50    03/01/2014      1,157,967
     685,000    DUKE CAPITAL LLC                                                            8.00    10/01/2019        813,260
   1,780,000    ENERGY TRANSFER PARTNERS LP                                                 5.65    08/01/2012      1,794,409
   1,140,000    EXELON GENERATION COMPANY LLC                                               6.95    06/15/2011      1,212,417
   1,515,000    FIRSTENERGY CORPORATION SERIES B<<                                          6.45    11/15/2011      1,596,510
   1,560,000    INDIANA MICHIGAN POWER COMPANY                                              6.05    03/15/2037      1,583,589
   2,855,000    KANSAS GAS & ELECTRIC                                                       5.65    03/29/2021      2,852,088
   2,515,000    NEVADA POWER COMPANY SERIES M                                               5.95    03/15/2016      2,552,323
   1,190,000    ONCOR ELECTRIC DELIVERY                                                     6.38    01/15/2015      1,244,642
   2,050,000    PSEG POWER LLC                                                              7.75    04/15/2011      2,234,691
   1,165,000    PSEG POWER LLC                                                              5.00    04/01/2014      1,127,461
   2,455,000    PUBLIC SERVICE COMPANY OF COLORADO                                          7.88    10/01/2012      2,784,817
                                                                                                                   27,294,322
                                                                                                                 ------------
FINANCIAL SERVICES - 0.23%
   3,924,000    CAPITAL ONE FINANCIAL CORPORATION                                           8.75    02/01/2007      3,943,459
                                                                                                                 ------------
FOOD & KINDRED PRODUCTS - 0.22%
   1,805,000    KRAFT FOODS INCORPORATED<<                                                  5.63    11/01/2011      1,843,221
   1,910,000    KRAFT FOODS INCORPORATED                                                    5.25    10/01/2013      1,913,461
                                                                                                                    3,756,682
                                                                                                                 ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.29%
   4,710,000    ALLIED CAPITAL CORPORATION                                                  6.63    07/15/2011      4,835,625
                                                                                                                    4,835,625
                                                                                                                 ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.17%
   2,840,000    HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                              5.50    10/15/2016      2,889,422
                                                                                                                 ------------
INSURANCE CARRIERS - 1.04%
   1,400,000    ACE INA HOLDINGS INCORPORATED                                               6.70    05/15/2036      1,566,109
     815,000    AETNA INCORPORATED                                                          6.63    06/15/2036        901,274
   2,760,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                   4.70    10/01/2010      2,732,883
   1,140,000    AMERICAN INTERNATIONAL GROUP INCORPORATED                                   5.60    10/18/2016      1,171,317
   1,650,000    CIGNA CORPORATION                                                           6.15    11/15/2036      1,688,854
   1,340,000    GE GLOBAL INSURANCE HOLDINGS                                                7.00    02/15/2026      1,530,247
   3,720,000    INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.45    03/24/2011      3,763,550
   1,972,000    LIBERTY MUTUAL GROUP<<++                                                    7.50    08/15/2036      2,226,857
   1,850,000    WELLPOINT INCORPORATED                                                      5.85    01/15/2036      1,860,199
                                                                                                                   17,441,290
                                                                                                                 ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.08%
   1,315,000    XEROX CORPORATION                                                           6.40    03/15/2016      1,367,981
                                                                                                                 ------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                             INTEREST   MATURITY
PRINCIPAL          SECURITY NAME                                                               RATE       DATE         VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.42%
$     3,560,000    MOHAWK INDUSTRIES INCORPORATED                                              5.75%   01/15/2011   $  3,583,015
      3,235,000    TYCO INTERNATIONAL GROUP SA                                                 6.38    10/15/2011      3,414,627
                                                                                                                       6,997,642
                                                                                                                    ------------
MOTION PICTURES - 0.11%
      1,855,000    NEWS AMERICA INCORPORATED                                                   6.40    12/15/2035      1,894,627
                                                                                                                    ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.50%
      5,335,000    AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY INCORPORATED++             5.25    11/21/2011      5,384,872
      2,885,000    CAPITAL ONE BANK SERIES BKNT                                                4.88    05/15/2008      2,872,695
        985,000    CAPITAL ONE CAPITAL III                                                     7.69    08/15/2036      1,143,378
        860,000    CAPITAL ONE FINANCIAL COMPANY                                               5.50    06/01/2015        868,991
      1,745,000    CAPITAL ONE FINANCIAL COMPANY                                               6.15    09/01/2016      1,830,116
      3,814,000    GENERAL ELECTRIC CAPITAL CORPORATION<<                                      3.75    12/15/2009      3,689,057
      1,585,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                               5.38    10/20/2016      1,611,279
      1,165,000    GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                          6.75    03/15/2032      1,376,770
      2,695,000    GENERAL MOTORS ACCEPTANCE CORPORATION                                       6.75    12/01/2014      2,763,515
      7,630,000    HSBC FINANCE CORPORATION                                                    4.75    04/15/2010      7,554,806
      1,835,000    RESIDENTIAL CAPITAL CORPORATION<<+/-                                        6.74    06/29/2007      1,844,940
      3,920,000    RESIDENTIAL CAPITAL CORPORATION                                             6.13    11/21/2008      3,964,512
      6,680,000    RESIDENTIAL CAPITAL CORPORATION                                             6.50    04/17/2013      6,929,845
                                                                                                                      41,834,776
                                                                                                                    ------------
OIL & GAS EXTRACTION - 0.54%
      2,930,000    ANADARKO FINANCE COMPANY SERIES B                                           6.75    05/01/2011      3,100,681
      1,165,000    CONOCOPHILLIPS                                                              5.90    10/15/2032      1,225,490
      2,440,000    DEVON FINANCING CORPORATION ULC                                             6.88    09/30/2011      2,608,804
        995,000    PEMEX PROJECT FUNDING MASTER TRUST                                          7.38    12/15/2014      1,099,475
        985,000    PEMEX PROJECT FUNDING MASTER TRUST<<                                        6.63    06/15/2035      1,009,625
                                                                                                                       9,044,075
                                                                                                                    ------------
PAPER & ALLIED PRODUCTS - 0.23%
      3,680,000    INTERNATIONAL PAPER COMPANY                                                 5.85    10/30/2012      3,814,688
                                                                                                                    ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.07%
      1,120,000    ENTERPRISE PRODUCTS OPERATIONS SERIES B<<                                   5.60    10/15/2014      1,115,171
                                                                                                                    ------------
PIPELINES, EXCEPT NATURAL GAS - 0.34%
      2,130,000    DUKE CAPITAL LLC                                                            7.50    10/01/2009      2,250,694
      2,270,000    PLAINS ALL AMERICAN PIPELINE LP++                                           6.13    01/15/2017      2,323,375
      1,140,000    PLAINS ALL AMERICAN PIPELINE LP++                                           6.65    01/15/2037      1,196,302
                                                                                                                       5,770,371
                                                                                                                    ------------
PRIMARY METAL INDUSTRIES - 0.08%
      1,290,000    CORNING INCORPORATED                                                        7.25    08/15/2036      1,427,327
                                                                                                                    ------------
RAILROAD TRANSPORTATION - 0.14%
      1,890,000    NORFOLK SOUTHERN CORPORATIONSS                                              7.05    05/01/2037      2,268,652
                                                                                                                    ------------
REAL ESTATE - 0.10%
      1,645,000    EOP OPERATING LP                                                            4.75    03/15/2014      1,630,098
                                                                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.76%
      2,760,000    DEVELOPERS DIVERS REALTY                                                    5.38    10/15/2012      2,767,529
        855,000    PROLOGIS TRUST                                                              5.25    11/15/2010        855,995
      2,400,000    PROLOGIS TRUST                                                              5.50    04/01/2012      2,418,818
      1,720,000    PROLOGIS TRUST                                                              5.63    11/15/2016      1,733,868
      3,040,000    SIMON PROPERTY GROUP LP<<                                                   5.60    09/01/2011      3,094,556
      1,790,000    VENTAS REALTY LP CAPITAL CORPORATION                                        6.75    04/01/2017      1,828,038
                                                                                                                      12,698,804
                                                                                                                    ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       INTEREST   MATURITY
PRINCIPAL       SECURITY NAME                                                             RATE       DATE         VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.10%
$   4,110,000   CREDIT SUISSE USA INCORPORATED                                            5.50%   08/16/2011   $  4,187,058
      935,000   CREDIT SUISSE USA INCORPORATED<<                                          5.85    08/16/2016        980,037
    4,295,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.13    01/15/2015      4,247,446
    2,275,000   GOLDMAN SACHS GROUP INCORPORATED                                          5.95    01/15/2027      2,308,852
    1,195,000   GOLDMAN SACHS GROUP INCORPORATED                                          6.45    05/01/2036      1,281,926
    2,525,000   LAZARD GROUP LLC                                                          7.13    05/15/2015      2,657,994
    1,700,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                                     5.75    01/03/2017      1,740,836
    3,530,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          5.75    05/17/2013      3,627,202
    2,120,000   MERRILL LYNCH & COMPANY                                                   4.25    02/08/2010      2,070,409
    3,025,000   MERRILL LYNCH & COMPANY                                                   6.05    05/16/2016      3,176,988
    1,410,000   MERRILL LYNCH & COMPANY                                                   6.22    09/15/2026      1,484,813
    2,920,000   MORGAN STANLEY<<                                                          5.63    01/09/2012      2,987,802
    3,005,000   MORGAN STANLEY                                                            5.38    10/15/2015      3,020,590
    1,160,000   MORGAN STANLEY                                                            6.25    08/09/2026      1,242,257
                                                                                                                 35,014,210
                                                                                                               ------------
TRANSPORTATION EQUIPMENT - 0.13%
    1,025,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50    11/15/2013      1,066,133
      940,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50    01/18/2031      1,148,715
                                                                                                                  2,214,848
                                                                                                               ------------

TOTAL CORPORATE BONDS & NOTES (COST $287,580,067)                                                               293,447,236
                                                                                                               ------------
FOREIGN CORPORATE BONDS - 3.05%
      590,000   ANADARKO FINANCE COMPANY SERIES B                                         7.50    05/01/2031        697,491
      980,000   BRITISH TELECOM PLC                                                       8.88    12/15/2030      1,382,463
    1,865,000   CANADIAN NATIONAL RAILWAY COMPANY                                         6.20    06/01/2036      2,048,320
    1,170,000   CANADIAN NATURAL RESOURCES<<                                              6.50    02/15/2037      1,210,824
    1,870,000   CODELCO INCORPORATED++                                                    6.15    10/24/2036      1,961,991
    2,420,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                               5.75    03/23/2016      2,424,944
      585,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.25    06/15/2030        741,799
    2,950,000   DIAGEO CAPITAL PLC                                                        5.50    09/30/2016      2,962,310
    1,045,000   ENCANA CORPORATION                                                        6.50    08/15/2034      1,116,353
    6,600,000   HBOS TREASURY SERVICES PLC++                                              5.00    11/21/2011      6,648,048
    1,675,000   HSBC HOLDINGS PLC                                                         6.50    05/02/2036      1,857,235
    2,285,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                    6.33    09/30/2027      2,403,043
    1,385,000   TELECOM ITALIA CAPITAL                                                    6.00    09/30/2034      1,294,433
    5,450,000   TELEFONICA EMISIONES SAU                                                  5.98    06/20/2011      5,596,142
    1,180,000   TELEFONOS DE MEXICO SA DE CV                                              4.75    01/27/2010      1,166,015
      100,000   TELEFONOS DE MEXICO SA DE CV SERIES WI                                    5.50    01/27/2015         98,703
      565,000   VALE OVERSEAS LIMITED<<                                                   6.25    01/23/2017        571,284
      815,000   VALE OVERSEAS LIMITED                                                     6.88    11/21/2036        834,259
    1,470,000   VALE OVERSEAS LIMITED                                                     8.25    01/17/2034      1,744,371
    6,440,000   WESTFIELD GROUP++                                                         5.40    10/01/2012      6,485,486
    3,835,000   WESTFIELD GROUP++                                                         5.70    10/01/2016      3,898,093
    3,845,000   XSTRATA FINANCE CANADA LIMITED++                                          5.50    11/16/2011      3,872,784

TOTAL FOREIGN CORPORATE BONDS@ (COST $49,707,734)                                                                51,016,391
                                                                                                               ------------
FOREIGN GOVERNMENT BONDS - 1.06%
    2,855,000   ISRAEL GOVERNMENT BOND                                                    5.50    11/09/2016      2,878,774
    3,945,000   PROVINCE OF ONTARIO<<                                                     5.00    10/18/2011      3,981,913
    3,465,000   QUEBEC PROVINCE<<                                                         5.13    11/14/2016      3,501,202
    1,165,000   QUEBEC PROVINCE                                                           7.50    09/15/2029      1,525,556
    1,115,000   REPUBLIC OF CHILE                                                         7.13    01/11/2012      1,214,235
    1,720,000   UNITED MEXICAN STATES<<                                                   5.63    01/15/2017      1,729,460

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                INTEREST   MATURITY
PRINCIPAL         SECURITY NAME                                                                   RATE       DATE           VALUE
FOREIGN GOVERNMENT BONDS (CONTINUED)
$    1,465,000    UNITED MEXICAN STATES SERIES MTNA<<                                              5.88%   01/15/2014   $  1,506,020
     1,235,000    UNITED MEXICAN STATES SERIES MTNA<<                                              6.75    09/27/2034      1,349,238
TOTAL FOREIGN GOVERNMENT BONDS@ (COST $17,189,151)                                                                        17,686,398
                                                                                                                        ------------
US TREASURY SECURITIES - 9.75%

US TREASURY BONDS - 6.08%
     8,434,000    US TREASURY BOND<<                                                               8.88    02/15/2019     11,791,128
    43,915,000    US TREASURY BOND<<                                                               6.25    08/15/2023     51,922,637
    11,994,000    US TREASURY BOND<<                                                               6.25    05/15/2030     14,763,870
     7,315,000    US TREASURY BOND<<                                                               5.38    02/15/2031      8,109,365
    15,391,000    US TREASURY BOND<<                                                               4.50    02/15/2036     15,238,291
                                                                                                                         101,825,291
                                                                                                                        ------------
US TREASURY NOTES - 3.67%
     2,700,000    US TREASURY NOTE<<                                                               4.88    05/31/2008      2,706,961
     5,774,000    US TREASURY NOTE<<                                                               5.13    06/30/2008      5,812,345
     3,200,000    US TREASURY NOTE<<                                                               4.88    08/31/2008      3,211,501
       530,000    US TREASURY NOTE<<                                                               4.88    10/31/2008        532,319
       819,000    US TREASURY NOTE<<                                                               4.88    05/15/2009        825,366
     2,130,000    US TREASURY NOTE<<                                                               4.88    08/15/2009      2,148,471
     7,812,000    US TREASURY NOTE<<                                                               4.63    10/31/2011      7,871,199
        88,000    US TREASURY NOTE<<                                                               4.50    02/15/2016         88,247
    22,157,000    US TREASURY NOTE<<                                                               5.13    05/15/2016     23,268,314
    14,702,000    US TREASURY NOTE<<                                                               4.63    11/15/2016     14,894,964
                                                                                                                          61,359,687
                                                                                                                        ------------
TOTAL US TREASURY SECURITIES (COST $160,441,179)                                                                         163,184,978
                                                                                                                        ------------
COLLATERAL FOR SECURITIES LENDING - 44.25%

COLLATERAL INVESTED IN OTHER ASSETS - 44.25%
     1,501,005    ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                        5.46    01/16/2007      1,501,305
       761,379    ABBEY NATIONAL TREASURY SERVICES PLC+/-                                          5.38    06/29/2007        761,813
       663,488    ABN AMRO BANK NV+/-                                                              5.43    05/11/2007        663,674
       261,044    ALLIED IRISH BANKS NORTH AMERICA                                                 5.31    12/04/2006        260,930
     2,175,370    AMERICAN EXPRESS BANK+/-                                                         5.39    11/21/2007      2,177,806
    10,006,701    AMERICAN EXPRESS BANK FSB+/-                                                     5.28    01/26/2007     10,006,701
     6,308,573    AMERICAN GENERAL FINANCE CORPORATION+/-++                                        5.35    12/14/2007      6,311,096
       217,537    AMERICAN HONDA FINANCE CORPORATION+/-++                                          5.46    09/27/2007        217,813
     5,438,425    ATLAS CAPITAL FUNDING CORPORATION+/-++                                           5.34    05/10/2007      5,438,425
     4,350,740    ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                                5.30    04/25/2007      4,350,914
       303,247    ATOMIUM FUNDING CORPORATION                                                      5.35    02/08/2007        300,202
       783,133    BANK OF AMERICA NA+/-                                                            5.69    09/06/2007        785,514
       195,783    BANK OF IRELAND                                                                  5.30    12/05/2006        195,670
       543,842    BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                            5.42    01/12/2007        543,891
     1,087,685    BEAR STEARNS & COMPANY+/-                                                        5.94    09/27/2007      1,093,537
    21,753,699    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $21,756,938)         5.36    12/01/2006     21,753,699
    46,770,452    BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $46,777,416)         5.36    12/01/2006     46,770,452
       417,671    BEAR STEARNS & COMPANY SERIES MTNB+/-                                            5.53    01/16/2007        417,759
    14,139,904    BEAR STEARNS COMPANIES INCORPORATED+/-                                           5.39    02/23/2007     14,139,904
     3,263,055    BETA FINANCE INCORPORATED+/-++                                                   5.34    07/17/2007      3,264,066
       435,074    BHP BILLITON FINANCE (USA) LIMITED                                               5.32    12/28/2006        433,360
    14,139,904    BUCKINGHAM II CDO LLC                                                            5.31    12/20/2006     14,100,737
     5,438,425    BUCKINGHAM II CDO LLC++                                                          5.34    01/22/2007      5,397,256

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                           INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                              RATE        DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     11,021,946   BUCKINGHAM III CDO LLC                                                     5.30%   12/06/2006   $ 11,013,900
       5,438,425   BUCKINGHAM III CDO LLC++                                                   5.31    12/15/2006      5,427,330
       3,121,656   CAIRN HIGH GRADE FUNDING I LLC++                                           5.35    02/01/2007      3,093,498
       3,698,129   CANCARA ASSET SECURITIZATION LIMITED++                                     5.33    12/04/2006      3,696,502
      31,543,516   CEDAR SPRINGS CAPITAL COMPANY                                              5.35    12/01/2006     31,543,516
       3,198,664   CEDAR SPRINGS CAPITAL COMPANY                                              5.30    12/06/2006      3,196,329
       1,560,393   CEDAR SPRINGS CAPITAL COMPANY                                              5.33    12/18/2006      1,556,523
          80,706   CEDAR SPRINGS CAPITAL COMPANY++                                            5.35    01/08/2007         80,260
         797,491   CEDAR SPRINGS CAPITAL COMPANY                                              5.36    02/02/2007        790,178
         181,861   CEDAR SPRINGS CAPITAL COMPANY++                                            5.38    03/12/2007        179,193
      17,999,762   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $18,002,442)                5.36    12/01/2006     17,999,762
          54,384   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                 5.36    01/17/2007         54,012
       1,087,685   CREDIT SUISSE FIRST BOSTON+/-                                              5.36    03/27/2007      1,087,685
         978,916   CREDIT SUISSE FIRST BOSTON+/-                                              5.47    04/05/2007        979,377
         498,160   CREDIT SUISSE FIRST BOSTON+/-                                              5.74    10/29/2007        500,112
          54,384   CROWN POINT CAPITAL COMPANY                                                5.39    04/17/2007         53,304
       1,522,759   CULLINAN FINANCE CORPORATION+/-++                                          5.28    12/20/2006      1,522,744
         194,478   CULLINAN FINANCE CORPORATION++                                             5.32    12/21/2006        193,910
       7,485,230   DEER VALLEY FUNDING LLC                                                    5.31    12/11/2006      7,474,302
       1,089,860   DEER VALLEY FUNDING LLC                                                    5.31    12/14/2006      1,087,790
      10,876,849   DEER VALLEY FUNDING LLC                                                    5.31    12/15/2006     10,854,661
      10,876,849   DEER VALLEY FUNDING LLC                                                    5.34    01/23/2007     10,792,989
       1,164,040   DEER VALLEY FUNDING LLC++                                                  5.35    01/24/2007      1,154,891
       3,234,340   DEER VALLEY FUNDING LLC                                                    5.35    02/06/2007      3,202,805
       2,610,444   DEER VALLEY FUNDING LLC++                                                  5.37    02/27/2007      2,577,004
         494,897   DEUTSCHE BANK AG+/-                                                        5.37    03/15/2007        492,378
         435,074   FAIRWAY FINANCE CORPORATION++                                              5.33    12/11/2006        434,439
       4,248,280   FAIRWAY FINANCE CORPORATION++                                              5.32    12/15/2006      4,239,613
      82,664,055   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $82,676,363)             5.36    12/01/2006     82,664,055
      10,876,849   FIVE FINANCE INCORPORATED+/-++                                             5.37    01/25/2007     10,881,635
         171,637   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.31    12/08/2006        171,462
       7,524,387   FOX TROT CDO LIMITED                                                       5.29    12/01/2006      7,524,387
      10,937,325   FOX TROT CDO LIMITED                                                       5.31    12/12/2006     10,919,825
       3,480,592   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40    06/18/2007      3,480,592
       4,393,159   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.44    06/22/2007      4,396,542
       7,404,959   GENWORTH FINANCIAL INCORPORATED+/-                                         5.53    06/15/2007      7,413,993
       5,438,425   GERMAN RESIDENTIAL FUNDING+/-++                                            5.35    08/22/2007      5,438,425
         761,379   GOLDMAN SACHS & COMPANY+/-                                                 5.51    01/09/2007        761,494
      10,876,849   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                            5.46    03/30/2007     10,881,091
       2,218,877   HBOS TREASURY SERVICES PLC+/-++                                            5.45    01/12/2007      2,219,277
         152,276   IBM CORPORATION SERIES MTN+/-                                              5.36    06/28/2007        152,344
         666,098   ICICI BANK LIMITED                                                         5.43    12/01/2006        666,098
       7,613,795   ING USA ANNUITY & LIFE INSURANCE+/-                                        5.39    09/17/2007      7,613,795
         431,593   IRISH LIFE & PERMANENT PLC                                                 5.40    12/13/2006        430,838
          54,384   IRISH LIFE & PERMANENT PLC++                                               5.38    04/04/2007         53,406
       1,033,301   JPMORGAN CHASE & COMPANY+/-                                                5.52    12/18/2006      1,033,373
      13,922,367   KAUPTHING BANK SERIES MTN+/-++                                             5.38    03/20/2007     13,917,216
       1,765,530   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.30    12/01/2006      1,765,530
       4,493,662   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31    12/12/2006      4,486,472
         843,826   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31    12/15/2006        842,105
       3,535,846   LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.30    12/28/2006      3,521,915
       1,011,547   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.49    04/20/2007      1,012,346
         870,148   LIBERTY LIGHT US CAPITAL+/-++                                              5.47    04/16/2007        870,696
       9,209,646   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                       5.31    12/08/2006      9,200,252
       1,548,646   LIBERTY STREET FUNDING CORPORATION++                                       5.31    12/15/2006      1,545,487
      21,644,930   LIBERTY STREET FUNDING CORPORATION++                                       5.29    12/29/2006     21,556,619

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                       INTEREST    MATURITY
PRINCIPAL           SECURITY NAME                                                         RATE       DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      7,613,795    LIQUID FUNDING LIMITED+/-++                                           5.29%   12/01/2006   $  7,613,795
       3,915,666    LIQUID FUNDING LIMITED++                                              5.30    12/07/2006      3,912,259
          58,953    LIQUID FUNDING LIMITED++                                              5.34    12/15/2006         58,832
       1,055,054    LIQUID FUNDING LIMITED                                                5.32    12/27/2006      1,051,056
       3,263,055    LIQUID FUNDING LIMITED                                                5.44    12/28/2006      3,250,198
       7,613,795    LIQUID FUNDING LIMITED+/-++                                           5.35    12/29/2006      7,613,718
          92,671    MANE FUNDING CORPORATION                                              5.31    12/18/2006         92,441
       1,011,547    MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.50    01/26/2007      1,011,810
         108,768    MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.53    04/20/2007        108,857
         652,611    MERRILL LYNCH & COMPANY INCORPORATED+/-                               5.47    08/27/2007        653,538
       1,398,763    MORGAN STANLEY+/-                                                     5.51    01/12/2007      1,398,973
         217,537    MORGAN STANLEY+/-                                                     5.48    01/19/2007        217,591
         848,394    MORGAN STANLEY+/-                                                     5.50    02/15/2007        848,657
       3,344,631    MORGAN STANLEY SERIES EXL+/-                                          5.38    12/14/2007      3,344,832
       5,438,425    NATEXIS BANQUES POPULAIRES+/-++                                       5.37    11/09/2007      5,434,128
       6,515,233    NATIONWIDE BUILDING SOCIETY+/-++                                      5.51    12/11/2006      6,515,428
       8,581,834    NATIONWIDE BUILDING SOCIETY+/-++                                      5.49    07/20/2007      8,590,158
          70,264    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               5.31    12/15/2006         70,121
       1,168,609    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               5.32    12/21/2006      1,165,196
         770,734    NIEUW AMSTERDAM RECEIVABLES CORPORATION++                             5.33    12/22/2006        768,375
       9,880,095    NIEUW AMSTERDAM RECEIVABLES CORPORATION                               5.30    12/29/2006      9,839,784
       6,538,509    NORTH SEA FUNDING                                                     5.32    12/28/2006      6,512,747
      10,214,449    RACERS TRUST SERIES 2004-6-MM+/-++                                    5.34    05/22/2007     10,215,379
         217,537    RANGER FUNDING CORPORATION                                            5.32    12/15/2006        217,093
         292,805    RANGER FUNDING CORPORATION                                            5.33    12/21/2006        291,950
         652,611    REGENCY MARKETS #1                                                    5.33    12/07/2006        652,043
         261,044    REGENCY MARKETS #1                                                    5.32    12/15/2006        260,512
       1,152,946    REGENCY MARKETS #1                                                    5.32    12/18/2006      1,150,087
         711,346    ROYAL BANK OF SCOTLAND PLC+/-++                                       5.37    03/30/2007        711,602
          75,920    SAINT GERMAIN FUNDING++                                               5.35    01/16/2007         75,412
       5,438,425    SEDNA FINANCE INCORPORATED+/-++                                       5.36    12/08/2006      5,438,425
       5,220,888    SEDNA FINANCE INCORPORATED+/-++                                       5.33    04/11/2007      5,221,514
      15,265,658    SLM CORPORATION+/-                                                    5.50    01/25/2007     15,269,627
       1,113,789    SLM CORPORATION+/-                                                    5.59    07/25/2007      1,115,839
       4,350,740    SLM CORPORATION+/-++                                                  5.32    12/12/2007      4,352,001
         130,522    SVENSKA HANDELSBANKEN INCORPORATED                                    5.34    01/26/2007        129,458
      12,814,234    TASMAN FUNDING INCORPORATED++                                         5.30    12/04/2006     12,808,595
       2,246,287    THAMES ASSET GLOBAL SECURITIZATION #1                                 5.29    12/29/2006      2,237,122
         494,026    THAMES ASSET GLOBAL SECURITIZATION #1++                               5.33    01/11/2007        491,077
         325,000    THUNDER BAY FUNDING INCORPORATED                                      5.31    12/15/2006        324,337
         767,906    TICONDEROGA FUNDING LLC                                               5.32    12/27/2006        764,995
       7,543,530    TICONDEROGA FUNDING LLC                                               5.32    12/28/2006      7,513,809
      31,029,258    TIERRA ALTA FUNDING I LIMITED                                         5.31    12/19/2006     30,947,961
      21,753,699    TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                             5.51    12/31/2007     21,753,699
       4,180,843    TRAVELERS INSURANCE COMPANY+/-                                        5.39    02/09/2007      4,180,760
          55,689    TULIP FUNDING CORPORATION                                             5.38    04/25/2007         54,519
         543,842    UBS FINANCE (DELAWARE) LLC                                            5.33    12/05/2006        543,527
       5,438,425    UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                    5.33    03/09/2007      5,439,458
       8,592,711    VARIABLE FUNDING CAPITAL CORPORATION                                  5.32    12/06/2006      8,586,438
         499,465    VERSAILLES CDS LLC++                                                  5.34    12/19/2006        498,156
         339,358    VERSAILLES CDS LLC++                                                  5.33    12/21/2006        338,367
          82,447    VERSAILLES CDS LLC++                                                  5.32    12/22/2006         82,194
       1,759,439    VERSAILLES CDS LLC                                                    5.31    12/28/2006      1,752,507
       5,438,425    WAL-MART STORES INCORPORATED+/-                                       5.26    03/28/2007      5,438,479
         762,032    WHISTLEJACKET CAPITAL LIMITED                                         5.30    12/07/2006        761,369
         841,651    WHISTLEJACKET CAPITAL LIMITED                                         5.31    12/12/2006        840,304

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

                                                                                     INTEREST   MATURITY
PRINCIPAL         SECURITY NAME                                                        RATE        DATE             VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     2,336,565  WHITE PINE FINANCE LLC                                                 5.31%   12/13/2006    $     2,332,476
        452,042  WHITE PINE FINANCE LLC++                                               5.31    12/15/2006            451,120
      6,754,523  WORLD OMNI VEHICLE LEASING                                             5.31    12/11/2006          6,744,662
      2,175,370  WORLD OMNI VEHICLE LEASING                                             5.31    12/12/2006          2,171,889
     26,701,577  WORLD OMNI VEHICLE LEASING                                             5.31    12/14/2006         26,650,844
                                                                                                                  740,468,901
                                                                                                              ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING (COST $740,468,901)                                                       740,468,901
                                                                                                              ---------------
REPURCHASE AGREEMENTS - 3.26%
      4,617,000  BEAR STEARNS & COMPANY INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $4,617,685)                5.34    12/01/2006          4,617,000
     50,000,000  GREENWICH CAPITAL MARKETS - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $50,007,417)               5.34    12/01/2006         50,000,000
                                                                                                                   54,617,000
                                                                                                              ---------------
TOTAL REPURCHASE AGREEMENTS (COST $54,617,000)                                                                     54,617,000
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,538,500,135)*                                          152.94%                                       $ 2,559,479,320
OTHER ASSETS AND LIABILITIES, NET                               (52.94)                                          (885,959,622)
                                                            ----------                                        ---------------
TOTAL NET
ASSETS                                                          100.00%                                       $ 1,673,519,698
                                                            ==========                                        ===============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   Variable rate investments.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

                                                                                     INTEREST    MATURITY
PRINCIPAL         SECURITY NAME                                                        RATE        DATE         VALUE
SCHEDULE OF SECURITIES SOLD SHORT - (3.09%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION - (3.09%)
$  (40,124,000)   FNMA TBA%%                                                            5.00%   01/01/2035   $(39,196,133)
   (12,594,000)   FNMA TBA%%                                                            5.50    01/01/2034    (12,542,843)
                                                                                                              (51,738,976)
                                                                                                             ------------

    TOTAL SHORT SALES (COST $(51,435,411))                                                                    (51,738,976)
                                                                                                             ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30, 2006 (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                             INFLATION-          MANAGED                           TOTAL
                                                              PROTECTED            FIXED         STABLE           RETURN
                                                                   BOND           INCOME         INCOME             BOND
                                                              PORTFOLIO        PORTFOLIO      PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
 IN SECURITIES, AT MARKET VALUE ........................   $243,463,163   $1,017,791,267   $652,782,354   $1,819,010,419
 COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............    116,931,885      369,000,196    160,542,762      740,468,901
                                                           ------------   --------------   ------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....    360,395,048    1,386,791,463    813,325,116    2,559,479,320
                                                           ------------   --------------   ------------   --------------
 CASH                                                                 0                0              0           99,432
 SEGREGATED CASH FOR FUTURES COLLATERAL ................              0          671,250         61,700                0
 VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......              0          410,625         14,475                0
 RECEIVABLE FOR INVESTMENTS SOLD .......................          4,208        9,065,694        141,767      283,506,166
 RECEIVABLES FOR DIVIDENDS AND INTEREST ................      1,853,931        9,219,575      3,687,798       75,860,004
 RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS .......              0                0        182,861          190,459
                                                           ------------   --------------   ------------   --------------
TOTAL ASSETS ...........................................    362,253,187    1,406,158,607    817,413,717    2,919,135,381
                                                           ------------   --------------   ------------   --------------

LIABILITIES
 SECURITIES SOLD SHORT, AT FAIR VALUE ..................              0        8,966,250              0       51,738,976
 PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS            152                0              0                0
 PAYABLE FOR INVESTMENTS PURCHASED .....................              0        9,575,899      7,825,708      452,872,364
 PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .         45,684          245,501        171,266          505,682
 PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT          1,363            1,617          1,969            1,432
 PAYABLE FOR SECURITIES LOANED (NOTE 2) ................    116,931,885      369,000,196    160,542,762      740,468,901
 ACCRUED EXPENSES AND OTHER LIABILITIES ................         70,733           29,047         34,719           28,328
                                                           ------------   --------------   ------------   --------------
TOTAL LIABILITIES ......................................    117,049,817      387,818,510    168,576,424    1,245,615,683
                                                           ------------   --------------   ------------   --------------
TOTAL NET ASSETS .......................................   $245,203,370   $1,018,340,097   $648,837,293   $1,673,519,698
                                                           ============   ==============   ============   ==============
INVESTMENTS AT COST ....................................   $362,380,858   $1,377,764,191   $815,300,920   $2,538,500,135
                                                           ============   ==============   ============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ....................   $115,341,567   $  363,700,771   $156,365,456   $  729,582,677
                                                           ============   ==============   ============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                                      STATEMENTS OF OPERATIONS--
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                        INFLATION-         MANAGED                           TOTAL
                                                                         PROTECTED           FIXED          STABLE          RETURN
                                                                              BOND          INCOME          INCOME            BOND
                                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 INTEREST .........................................................   $  6,327,633    $ 26,573,214    $ 15,636,893    $ 43,286,611
 INCOME FROM AFFILIATED SECURITIES ................................         52,314         336,603         349,623               0
 SECURITIES LENDING INCOME, NET ...................................         52,180         123,232          39,843         313,322
                                                                      ------------    ------------    ------------    ------------
TOTAL INVESTMENT INCOME ...........................................      6,432,127      27,033,049      16,026,359      43,599,933
                                                                      ------------    ------------    ------------    ------------
EXPENSES
 ADVISORY FEES ....................................................        544,077       2,062,703       1,414,036       3,199,592
 CUSTODY FEES .....................................................         24,181          96,883          64,435         161,351
 PROFESSIONAL FEES ................................................         11,045          26,533          18,126          20,481
 SHAREHOLDER REPORTS ..............................................          1,510              51           2,588          10,324
 TRUSTEES' FEES ...................................................          2,387           2,327           2,679           2,142
 OTHER FEES AND EXPENSES ..........................................          3,520          11,600           8,106          14,849
                                                                      ------------    ------------    ------------    ------------
TOTAL EXPENSES ....................................................        586,720       2,200,097       1,509,970       3,408,739
                                                                      ------------    ------------    ------------    ------------
LESS:
 WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................        (84,351)     (1,116,688)       (179,109)       (154,063)
 NET EXPENSES .....................................................        502,369       1,083,409       1,330,861       3,254,676
                                                                      ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ......................................      5,929,758      25,949,640      14,695,498      40,345,257
                                                                      ------------    ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..     (1,979,102)       (668,159)       (235,383)       (408,593)
 FUTURES TRANSACTIONS .............................................        221,857       2,191,557        (371,837)              0
 OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............              0               0         148,431            (102)
                                                                      ------------    ------------    ------------    ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .........................     (1,757,245)      1,523,398        (458,789)       (408,695)
                                                                      ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
 SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..      7,245,187      28,568,976       4,420,944      53,856,138
 FUTURES TRANSACTIONS .............................................           (152)        852,901         475,252               0
 OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .............              0         (79,453)       (151,773)       (202,862)
                                                                      ------------    ------------    ------------    ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS      7,245,035      29,342,424       4,744,423      53,653,276
                                                                      ------------    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ............      5,487,790      30,865,822       4,285,634      53,244,581
                                                                      ------------    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...   $ 11,417,548    $ 56,815,462    $ 18,981,132    $ 93,589,838
                                                                      ============    ============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        INFLATION-PROTECTED BOND PORTFOLIO
                                                                        ----------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED          FOR THE
                                                                        NOVEMBER 30, 2006     PERIOD ENDED
                                                                              (UNAUDITED)     MAY 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $     247,722,500    $           0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................           5,929,758        8,474,087
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................          (1,757,245)      (2,107,314)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS           7,245,035       (9,230,997)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          11,417,548       (2,864,224)
                                                                        -----------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................          27,925,005      305,291,767
  DIVIDEND REINVESTED ...............................................                   0              500
  WITHDRAWALS .......................................................         (41,861,683)     (54,705,543)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................         (13,936,678)     250,586,724
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          (2,519,130)     247,722,500
                                                                        -----------------    -------------
ENDING NET ASSETS ...................................................   $     245,203,370    $ 247,722,500
                                                                        =================    =============

                                                                              MANAGED FIXED INCOME
                                                                                     PORTFOLIO
                                                                        ----------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED          FOR THE
                                                                        NOVEMBER 30, 2006       YEAR ENDED
                                                                              (UNAUDITED)     MAY 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $     947,991,051    $ 678,493,240

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          25,949,640       45,400,979
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................           1,523,398          (29,974)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          29,342,424      (37,859,538)
                                                                        -----------------    -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          56,815,462        7,511,467
                                                                        -----------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................         103,851,374      469,237,714
  DIVIDEND REINVESTED ...............................................                   0                0
  WITHDRAWALS .......................................................         (90,317,790)    (207,251,370)
                                                                        -----------------    -------------

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................          13,533,584      261,986,344
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          70,349,046      269,497,811
                                                                        -----------------    -------------
ENDING NET ASSETS ...................................................   $   1,018,340,097    $ 947,991,051
                                                                        =================    =============


                                                                                 STABLE INCOME
                                                                                    PORTFOLIO
                                                                        ----------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED          FOR THE
                                                                        NOVEMBER 30, 2006       YEAR ENDED
                                                                              (UNAUDITED)     MAY 31, 2006
----------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $     651,397,629    $ 664,357,757

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          14,695,498       27,718,156
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................            (458,789)        (848,427)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS           4,744,423       (8,401,186)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          18,981,132       18,468,543
                                                                        -----------------    -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
----------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................          49,811,792       80,343,927
  DIVIDEND REINVESTED ...............................................                   0                0
  WITHDRAWALS .......................................................         (71,353,260)    (111,772,598)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................         (21,541,468)     (31,428,671)
                                                                        -----------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          (2,560,336)     (12,960,128)
                                                                        -----------------    -------------
ENDING NET ASSETS ...................................................   $     648,837,293    $ 651,397,629
                                                                        =================    =============

                                                                                   TOTAL RETURN
                                                                                  BOND PORTFOLIO
                                                                        ------------------------------------
                                                                                  FOR THE
                                                                         SIX MONTHS ENDED            FOR THE
                                                                        NOVEMBER 30, 2006       PERIOD ENDED
                                                                              (UNAUDITED)       MAY 31, 2006
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ..............................................   $   1,579,307,483    $             0

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          40,345,257         57,255,176
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................            (408,695)       (31,310,671)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS          53,653,276        (32,787,197)
                                                                        -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....          93,589,838         (6,842,692)
                                                                        -----------------    ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
------------------------------------------------------------------------------------------------------------

  CONTRIBUTIONS .....................................................         116,638,504      1,798,769,328
  DIVIDEND REINVESTED ...............................................                   0                500
  WITHDRAWALS .......................................................        (116,016,127)      (212,619,653)
                                                                        -----------------    ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ..............................................             622,377      1,586,150,175
                                                                        -----------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS ...............................          94,212,215      1,579,307,483
                                                                        -----------------    ---------------
ENDING NET ASSETS ...................................................   $   1,673,519,698    $ 1,579,307,483
                                                                        =================    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                   156 & 157

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  -----------------------------------------------------                PORTFOLIO
                                                    NET INVESTMENT       GROSS    EXPENSES          NET       TOTAL     TURNOVER
                                                     INCOME (LOSS)    EXPENSES      WAIVED     EXPENSES   RETURN(2)         RATE
--------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .              4.90%       0.49%      (0.07)%       0.42%       4.90%          18%
JULY 25, 2005(3) TO MAY 31, 2006 ..............              4.29%       0.52%       0.00%        0.52%      (1.77)%         47%

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .              5.36%       0.45%      (0.23)%       0.22%       5.97%          16%
JUNE 1, 2005 TO MAY 31, 2006 ..................              5.02%       0.45%      (0.27)%       0.19%       0.12%          37%
JUNE 1, 2004 TO MAY 31, 2005 ..................              4.70%       0.49%      (0.14)%       0.35%       7.02%          53%
JUNE 1, 2003 TO MAY 31, 2004 ..................              5.10%       0.53%      (0.28)%       0.25%       1.45%          50%
JUNE 1, 2002 TO MAY 31, 2003 ..................              5.49%       0.54%      (0.19)%       0.35%      11.36%          44%
JUNE 1, 2001 TO MAY 31, 2002 ..................              5.87%       0.54%      (0.19)%       0.35%       8.37%          65%

STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED)                4.56%       0.47%      (0.06)%       0.41%       2.96%          11%
JUNE 1, 2005 TO MAY 31, 2006 ..................              4.29%       0.47%      (0.03)%       0.44%       2.91%          45%
JUNE 1, 2004 TO MAY 31, 2005 ..................              2.06%       0.48%      (0.12)%       0.36%       2.47%          43%
JUNE 1, 2003 TO MAY 31, 2004 ..................              2.00%       0.52%      (0.13)%       0.39%       0.88%          92%
JUNE 1, 2002 TO MAY 31, 2003 ..................              2.63%       0.54%       0.00%        0.54%       3.32%          45%
JUNE 1, 2001 TO MAY 31, 2002 ..................              3.62%       0.55%       0.00%        0.55%       3.99%          81%

TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .              5.00%       0.42%      (0.02)%       0.40%       5.95%         331%(5)
JULY 25, 2005(3) TO MAY 31, 2006 ..............              4.41%       0.48%      (0.02)%       0.46%      (0.54)%        704%(4)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Portfolio turnover ratio excluding TBAs is 431%.

(5)   Portfolio turnover ratio excluding TBA s is 169%.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2006, the Trust has 22 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

      Effective at the close of business on July 8, 2005, the Managed Fixed Income Portfolio acquired substantially all of the net assets of the Strategic Value Bond Portfolio through a tax-free exchange. Units of beneficial interests and net assets of the Strategic Value Bond and Managed Fixed Income Portfolios were 13,637,230 and $228,031,374 and 39,573,330 and $682,458,603, respectively, immediately before the reorganization. Units of beneficial interest and net assets of the Managed Fixed Income Portfolio, the accounting survivor, were 52,796,052 and $910,489,977 immediately after the reorganization.

      The following is a summary of beneficial interests and net assets immediately before and after the reorganization held by the investing funds in the respective Funds:

                                                          Before Reorganization                  After Reorganization
                                               ---------------------------------------------   --------------------------

                                               Strategic Value Bond     Managed Fixed Income    Managed Fixed Income
Portfolio                                            Portfolio                Portfolio                Portfolio
-------------------------------------------------------------------------------------------------------------------------
   Beneficial Interests:
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC INCOME FUND                            2,515,721                7,305,512                9,744,572
-------------------------------------------------------------------------------------------------------------------------
    MODERATE BALANCED FUND                           2,509,856                7,289,794                9,723,561
-------------------------------------------------------------------------------------------------------------------------
    GROWTH BALANCED FUND                             6,914,101               20,048,999               26,752,901
-------------------------------------------------------------------------------------------------------------------------
    DIVERSIFIED BOND FUND                            1,316,826                3,821,995                5,098,830
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC GROWTH ALLOCATION FUND                   380,726                1,107,030                1,476,188
-------------------------------------------------------------------------------------------------------------------------
   Net Assets:
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC INCOME FUND                         $ 42,061,662             $125,983,859             $168,045,521
-------------------------------------------------------------------------------------------------------------------------
    MODERATE BALANCED FUND                          41,970,426              125,712,306              167,682,732
-------------------------------------------------------------------------------------------------------------------------
    GROWTH BALANCED FUND                           115,614,900              345,763,423              461,378,323
-------------------------------------------------------------------------------------------------------------------------
    DIVERSIFIED BOND FUND                           22,018,218               65,908,122               87,926,340
-------------------------------------------------------------------------------------------------------------------------
    STRATEGIC GROWTH ALLOCATION FUND                 6,366,168               19,090,893               25,457,061
-------------------------------------------------------------------------------------------------------------------------
   Unrealized appreciation (depreciation)         $  5,607,779             $ 15,786,660             $ 21,394,439
-------------------------------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above, are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

      As of Novermber 30, 2006, the following Funds held future contracts:

                                                                           Notional     Net Unrealized
                                                            Expiration     Contract      Appreciation
Portfolio             Contracts            Type               Date          Amount      (Depreciation)
--------------------------------------------------------------------------------------------------------
MANAGED FIXED
 INCOME PORTFOLIO      870 Long     U.S. 5 Year Note        March 2007    $92,070,469       $285,469
                       315 Long    U.S. 10 Year Note        March 2007     34,239,023        155,040
                        75 Long       U.S. Long Bond        March 2007      8,520,703         57,422
--------------------------------------------------------------------------------------------------------
STABLE INCOME
 PORTFOLIO              17 Long        90 Days Euros        March 2007      4,079,788        (50,363)
                        17 Long        90 Days Euros        June 2007       4,075,963        (37,400)
                        17 Long        90 Days Euros      September 2007    4,072,563        (25,925)
                        35 Long        90 Days Euros      December 2006     8,406,563       (125,125)
                        36 Long     U.S. 2 Year Note        March 2007      7,369,304         10,696

TBA SALE COMMITMENTS

      A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period ended November 30, 2006, are listed after the Fund's Portfolio of Investments.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      As of November 30, 2006, the following Fund had open swap contracts:

                                                                                                          Net
                         Swap Counter      Notional      Interest Rate/    Interest Rate/  Maturity    Unrealized
Portfolio                   Party          Principal     Index Received      Index Paid      Date      Gain/(Loss)
STABLE INCOME
-------------------------------------------------------------------------------------------------------------------
PORTFOLIO              Lehman Brothers    $15,000,000     USD LIBOR BBA         5.60%     25-Jul-07     $ 182,860
-------------------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2006, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:


                                                                                                       Subadvisory
                                            Advisory Fees**                                            Fees (% of
                          Average Daily      (% of Average                        Average Daily       Average Daily
Portfolio                  Net Assets      Daily Net Assets)     Subadviser         Net Assets         Net Assets)
------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED    First $500 million        0.450             Wells        First $100 million        0.200
BOND PORTFOLIO*         Next $500 million        0.400            Capital        Next $200 million        0.175
                          Next $2 billion        0.350           Management      Next $200 million        0.150
                          Next $2 billion        0.325          Incorporated     Over $500 million        0.100
                          Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------
MANAGED FIXED          First $500 million        0.450            Galliard      First $500 million        0.100
INCOME PORTFOLIO        Next $500 million        0.400            Capital          Next $1 billion        0.050
                          Next $2 billion        0.350           Management      Over $1.5 billion        0.030
                          Next $2 billion        0.325          Incorporated
                          Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------
STABLE INCOME          First $500 million        0.450            Galliard      First $500 million        0.100
PORTFOLIO               Next $500 million        0.400            Capital          Next $1 billion        0.050
                          Next $2 billion        0.350           Management      Over $1.5 billion        0.030
                          Next $2 billion        0.325          Incorporated
                          Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN           First $500 million        0.450             Wells        First $100 million        0.200
BOND PORTFOLIO*         Next $500 million        0.400            Capital        Next $200 million        0.175
                          Next $2 billion        0.350           Management      Next $200 million        0.150
                          Next $2 billion        0.325          Incorporated     Over $500 million        0.100
                          Over $5 billion        0.300

* EFFECTIVE JANUARY 1, 2006. PRIOR TO JANUARY 1, 2006, THE INVESTMENT SUBADVISER WAS ENTITLED TO TO BE PAID A MONTHLY FEE AT THE FOLLOWING
      RATES:

                                                                                                      Subadvisory Fees
                                                                                                       (% of Average
 Fund                                            Subadviser              Average Daily Net Assets    Daily Net Assets)
------------------------------------------------------------------------------------------------------------------------
 INFLATION-PROTECTED BOND PORTFOLIO       Wells Capital Management          First $400 million             0.150
                                                Incorporated                 Next $400 million             0.125
                                                                             Over $800 million             0.100
------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN BOND PORTFOLIO              Wells Capital Management          First $400 million             0.150
                                                Incorporated                 Next $400 million             0.125
                                                                             Over $800 million             0.100

** FOR THE INFLATION-PROTECTED BOND PORTFOLIO AND TOTAL RETURN BOND PORTFOLIO ADVISORY FEES ARE EFFECTIVE JULY 25, 2005.

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Trust.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                 (% of Average
Portfolio                                                      Daily Net Assets)
--------------------------------------------------------------------------------
ALL PORTFOLIOS                                                        0.02
--------------------------------------------------------------------------------

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the period ended November 30, 2006, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended November 30, 2006, were as follows:

Fund                                      Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO             $41,825,675     $   48,759,163
--------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                 186,755,080        154,168,355
--------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                        149,575,708         66,220,804
--------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                  5,710,131,618      5,642,766,026

5. NEW ACCOUNTING PRONOUNCEMENTS

      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of November 30, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

OTHER INFORMATION (UNAUDITED)

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
  NAME AND AGE           LENGTH OF SERVICE**        PAST FIVE YEARS                                OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------------------
  Thomas S. Goho         Trustee, since 1987        Chair of Finance, Wake Forest                  None
  64                                                University, since 2006. Benson-
                                                    Pruitt Professorship, Wake
                                                    Forest University, Calloway
                                                    School of Business and
                                                    Accountancy, since 1999.
-------------------------------------------------------------------------------------------------------------------------------
  Peter G. Gordon        Trustee, since 1998        Chairman, CEO, and Co-                         None
  64                     (Chairman, since 2001)     Founder of Crystal Geyser
                                                    Water Company, and President
                                                    of Crystal Geyser Roxane Water
                                                    Company.
-------------------------------------------------------------------------------------------------------------------------------
  Richard M. Leach       Trustee, since 1987        Retired. Prior thereto, President              None
  73                                                of Richard M. Leach Associates
                                                    (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------------------
  Olivia S. Mitchell     Trustee, since 2006        Professor of Insurance and Risk                None
  53                                                Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center
                                                    on Pensions and Retirement.
                                                    Research Associate and Board
                                                    Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.
-------------------------------------------------------------------------------------------------------------------------------
  Timothy J. Penny       Trustee, since 1996        Senior Counselor to the public                 None
  55                                                relations firm of Himle-Horner,
                                                    and Senior Fellow at the
                                                    Humphrey Institute,
                                                    Minneapolis, Minnesota (a
                                                    public policy organization).
-------------------------------------------------------------------------------------------------------------------------------
  Donald C. Willeke      Trustee, since 1996        Principal of the law firm of                   None
  66                                                Willeke & Daniels.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
 NAME AND AGE            LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
 J. Tucker Morse         Trustee, since 1987        Private Investor/Real Estate         None
 62                                                 Developer. Prior thereto,
                                                    Chairman of White Point
                                                    Capital, LLC until 2005.
-----------------------------------------------------------------------------------------------------------------

OFFICERS

-----------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
 NAME AND AGE            LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
 Karla M. Rabusch        President, since 2003      Executive Vice President of          None
 47                                                 Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003.
-----------------------------------------------------------------------------------------------------------------
 C. David Messman        Secretary, since 2000      Vice President and Managing          None
 46                                                 Senior Counsel of Wells Fargo
                                                    Bank, N.A. and Senior Vice
                                                    President and Secretary of Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Senior
                                                    Counsel of Wells Fargo Bank,
                                                    N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------------
 A. Erdem Cimen          Treasurer, since 2006      Vice President of Wells Fargo        None
 33                                                 Bank, N.A. and Vice President
                                                    of Financial Operations for
                                                    Wells Fargo Funds Management,
                                                    LLC. Vice President and Group
                                                    Finance Officer of Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    from 2004 to 2006. Vice
                                                    President of Portfolio Risk
                                                    Management for Wells Fargo
                                                    Bank, N.A. Auto Finance Group
                                                    in 2004. Vice President of
                                                    Portfolio Research and Analysis
                                                    for Wells Fargo Bank, N.A. Auto
                                                    Finance Group from 2001 to
                                                    2004. Director of Small Business
                                                    Services Risk Management for
                                                    American Express Travel Related
                                                    Services from 2000 to 2001.
-----------------------------------------------------------------------------------------------------------------
 Dorothy A. Peters       Chief Compliance           Chief Compliance Officer of          None
 45                      Officer, since 2004        Wells Fargo Funds Management,
                                                    LLC since 2004 and Compliance
                                                    Officer of Wells Fargo Funds
                                                    Management, LLC from 1999 to
                                                    2002. Compliance Manager of
                                                    Wells Fargo Investments from
                                                    1997 to 1999. In 2002, Ms.
                                                    Peters left Wells Fargo Funds
                                                    Management, LLC to pursue
                                                    personal goals.
-----------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of November 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securi- ties dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

LIST OF ABBREVIATIONS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    --Association of Bay Area Governments
ADR     --American Depositary Receipt
AMBAC   --American Municipal Bond Assurance Corporation
AMT     --Alternative Minimum Tax
ARM     --Adjustable Rate Mortgages
BART    --Bay Area Rapid Transit
CDA     --Community Development Authority
CDO     --Collateralized Debt Obligation
CDSC    --Contingent Deferred Sales Charge
CGIC    --Capital Guaranty Insurance Company
CGY     --Capital Guaranty Corporation
COP     --Certificate of Participation
CP      --Commercial Paper
CTF     --Common Trust Fund
DW&P    --Department of Water & Power
DWR     --Department of Water Resources
ECFA    --Educational & Cultural Facilities Authority
EDFA    --Economic Development Finance Authority
ETET    --Eagle Tax-Exempt Trust
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corporation
FHA     --Federal Housing Authority
FHAG    --Federal Housing Agency
FHLB    --Federal Home Loan Bank
FHLMC   --Federal Home Loan Mortgage Corporation
FNMA    --Federal National Mortgage Association
GDR     --Global Depositary Receipt
GNMA    --Government National Mortgage Association
GO      --General Obligation
HCFR    --Healthcare Facilities Revenue
HEFA    --Health & Educational Facilities Authority
HEFAR   --Higher Education Facilities Authority Revenue
HFA     --Housing Finance Authority
HFFA    --Health Facilities Financing Authority
IDA     --Industrial Development Authority
IDAG    --Industrial Development Agency
IDR     --Industrial Development Revenue
LIBOR   --London Interbank Offered Rate
LLC     --Limited Liability Corporation
LOC     --Letter of Credit
LP      --Limited Partnership
MBIA    --Municipal Bond Insurance Association
MFHR    --Multi-Family Housing Revenue
MTN     --Medium Term Note
MUD     --Municipal Utility District
PCFA    --Pollution Control Finance Authority
PCR     --Pollution Control Revenue
PFA     --Public Finance Authority
PFFA    --Public Facilities Financing Authority
plc     --Public Limited Company
PSFG    --Public School Fund Guaranty
R&D     --Research & Development
RDA     --Redevelopment Authority
RDFA    --Redevelopment Finance Authority
REITS   --Real Estate Investment Trusts
SFHR    --Single Family Housing Revenue
SFMR    --Single Family Mortgage Revenue
SLMA    --Student Loan Marketing Association
TBA     --To Be Announced
TRAN    --Tax Revenue Anticipation Notes
USD     --Unified School District
XLCA    --XL Capital Assurance

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

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds' Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(c) 2006 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    101658 01-07
                                                               SILD/SAR103 11-06

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

                                                      NOVEMBER 30, 2006

--------------------------------------------------------------------------------

                                                     Semi-Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS

Wells Fargo Advantage Corporate Bond Fund

Wells Fargo Advantage Government Securities Fund

Wells Fargo Advantage High Income Fund

Wells Fargo Advantage Short-Term Bond Fund

Wells Fargo Advantage Short-Term High Yield Bond Fund

Wells Fargo Advantage Ultra Short-Term Income Fund

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Corporate Bond Fund ....................................................    2
   Government Securities Fund .............................................    4
   High Income Fund .......................................................    6
   Short-Term Bond Fund ...................................................    8
   Short-Term High Yield Bond Fund ........................................   10
   Ultra Short-Term Income Fund ...........................................   12
Fund Expenses (Unaudited) .................................................   14
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Corporate Bond Fund ....................................................   16
   Government Securities Fund .............................................   25
   High Income Fund .......................................................   34
   Short-Term Bond Fund ...................................................   42
   Short-Term High Yield Bond Fund ........................................   54
   Ultra Short-Term Income Fund ...........................................   59
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ...................................   70
   Statements of Operations ...............................................   72
   Statements of Changes in Net Assets ....................................   74
   Financial Highlights ...................................................   82
   Notes to Financial Highlights ..........................................   88
Notes to Financial Statements .............................................   89
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   98
--------------------------------------------------------------------------------
List of Abbreviations .....................................................  100
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      Enclosed please find the WELLS FARGO ADVANTAGE INCOME FUNDS semi-annual report for the period that ended November 30, 2006. On the following pages, you will find a discussion of each Fund, including performance highlights, information about the holdings in each Fund, and the portfolio managers' strategic outlook.

ECONOMIC OVERVIEW
--------------------------------------------------------------------------------

      The U.S. economy began to show signs of declining strength during the six-month period. Gross Domestic Product (GDP) growth for the second and third quarters of 2006 averaged 2.3%, well below the 3.5% average growth rate recorded for the last two years. Inflation edged up during the last six months, with the core Consumer Price Index (CPI) up approximately 2.5% over the 12-month period ending November 2006. Nevertheless, the Fed has left the Federal funds interest rate unchanged at 5.25% since June 29, 2006.

      The U.S. dollar fell during the period in response to rising interest rates overseas and stable interest rates in the United States after the Fed paused in its tightening cycle. There has been some concern that the decline in the U.S. currency may cause some foreign investors to reduce purchases of U.S. dollar-denominated securities. So far, however, foreign demand for U.S. debt securities has remained strong. In the past, a weaker U.S. dollar generally has been beneficial for the stock market but challenging for the bond market.

BONDS RESPOND TO INTEREST RATE UNCERTAINTY
--------------------------------------------------------------------------------

      In the bond market, the inverted yield curve resulted in short-term bonds yielding more than long-term bonds. The ten-year Treasury yield declined from 5.00% at the beginning of the six-month period to 4.46% by the end of the period, while the two-year Treasury yield fell from 5.03% at the beginning of the period to 4.61% by the end of the period. The Lehman Brothers U.S. Government/Credit Index 1 recorded a total return of 6.03% for the six-month period.

LOOKING AHEAD
--------------------------------------------------------------------------------

      Future actions by the Fed and central banks in Europe, Canada, and Asia are hard to predict. That's why we believe that successful investing includes taking a balanced approach by maintaining a portfolio that is diversified and by keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help to reduce them and to keep you on track for reaching your financial goals.

      To help you reach your diversification goals, we offer funds across most major asset classes, each guided by skillful, independent money managers, our subadvisers, chosen for their focused attention to a particular investment style. We believe that our insistence on seeking skillful and independent money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move toward their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM). We appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      Sincerely,

      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
1 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CORPORATE BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CORPORATE BOND FUND (the Fund) seeks current income while maintaining prospects for capital appreciation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   D. James Newton II, CFA, CPA            12/12/1985
   Janet S. Rilling, CFA, CPA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 6.58% 1 for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Credit Bond Index 2, which returned 6.99% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates fell across the yield curve during the period, and the Fund's shorter duration as compared to the Lehman Brothers U.S. Credit Bond Index hurt performance. The Fund's yield curve positioning in the five- to ten-year area, however, positively impacted performance.

      The Fund's holdings in BB-rated securities contributed positively to relative performance. Bonds issued by Ford Motor Credit Company and GMAC were very strong performers in the BB-rated category during the year as investors became more comfortable with the liquidity positions of both companies. Furthermore, lower-rated bonds in general performed well as credit quality remained healthy and the market embraced the view that the Fed had engineered a soft landing.

      The wireless telecommunications sector underperformed during the period due to concerns about slowing growth. The Fund's holdings in this sector were a detractor from performance. In contrast, the Fund's overweighted position in both the tobacco and media-cable sectors was beneficial to performance. Tobacco company bonds benefited from the declining threat of industry- wide litigation. The attractive yield on cable company bonds coupled with strong cash flow generation led to their good performance during the period.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, we shifted the Fund's weighting in intermediate maturity securities from an underweighted position compared to the benchmark to a modestly overweighted position. Conversely, we trimmed the Fund's weighting in shorter duration securities. This change in yield curve positioning benefited the Fund, as that part of the yield curve flattened during the period.

      We also increased the percentage of the portfolio held in BB-rated securities. While we believe that we have passed the peak in the credit cycle, strong corporate earnings, and a significant amount of global liquidity have provided a supportive backdrop to the credit market. Lower-rated securities, in particular, perform better in this type of environment. Some of the BB-rated bonds added to the portfolio during the period included those issued by Avnet Inc., and Citizens Communication Company.

      During the period, we reduced the Fund's holdings in the energy sector as bond prices achieved rich levels. While oil and gas prices have been supportive of strong operating results, we became more concerned that management teams would pursue less conservative balance sheets in an effort to benefit shareholders. In addition, we reduced the Fund's positioning in the wireless telecommunications sector because we became less enthusiastic about the industry's growth prospects. Alternatively, we increased the Fund's holdings in the wireline telecommunications sector because we felt that valuations were attractive.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the corporate bond market will continue to provide steady returns. Most investment-grade companies' balance sheets are strong and debt levels are at modest levels. In addition, while the economy is slowing, it has not yet had a negative impact on corporate earnings. Furthermore, demand for corporate bonds has been robust as global investors search for incremental yield above what is available from Treasury bonds.

      However, the strengths of this market environment also foster the risks. The strong cash flow generated by many companies also makes them attractive leverage buyout (LBO) candidates. LBOs usually have a significant negative impact on a company's bond prices. Also, the strong demand for corporate bonds is a result of a high level of global liquidity. This environment is conducive to financing such leveraging transactions.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE CORPORATE BOND FUND.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                        6-Months*   1-Year   5-Year   10-Year
-------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Advisor Class (Incept. Date 08/31/1999)           6.60      5.87     4.63     5.55
-------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Institutional Class (Incept. Date 08/31/1999)     6.80      6.28     5.16     6.03
-------------------------------------------------------------------------------------------------------------
   Corporate Bond Fund - Investor Class (Incept. Date 12/12/1985)          6.58      5.84     4.69     5.69
-------------------------------------------------------------------------------------------------------------
   Benchmark
-------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Credit Bond Index 2                             6.99      6.20     5.93     6.50
-------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      75%
--------------------------------------------------------------------------------
   Average Credit Quality 4                                                Baa1
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 6.23%
--------------------------------------------------------------------------------
   Estimated Weighted Average Maturity                               9.55 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        5.84 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Adv, Inst, Inv Class)          $10.36, $10.36, $10.36
--------------------------------------------------------------------------------
   Distribution Rate 5 (Adv, Inst, Inv Class)                4.84%, 5.18%, 4.81%
--------------------------------------------------------------------------------
   30-Day SEC Yield 6 (Adv, Inst, Inv Class)                 4.90%, 5.24%, 4.87%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3, 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasuries                                   5%
AAA                                               2%
AA                                                9%
A                                                17%
BBB                                              53%
BB/Ba                                            12%
B                                                 1%
Cash                                              1%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE
                      CORPORATE BOND FUND -     Lehman Brothers U.S. Credit
                         Investor Class                 Bond Index
                      ---------------------     ---------------------------
11/30/1996                  $ 10,000                     $ 10,000
12/31/1996                  $  9,941                     $  9,862
 1/31/1997                  $ 10,025                     $  9,876
 2/28/1997                  $ 10,112                     $  9,917
 3/31/1997                  $  9,938                     $  9,763
 4/30/1997                  $ 10,072                     $  9,911
 5/31/1997                  $ 10,216                     $ 10,023
 6/30/1997                  $ 10,379                     $ 10,165
 7/31/1997                  $ 10,761                     $ 10,537
 8/31/1997                  $ 10,645                     $ 10,381
 9/30/1997                  $ 10,811                     $ 10,563
10/31/1997                  $ 10,880                     $ 10,697
11/30/1997                  $ 10,964                     $ 10,757
12/31/1997                  $ 11,122                     $ 10,871
 1/31/1998                  $ 11,294                     $ 11,000
 2/28/1998                  $ 11,287                     $ 10,997
 3/31/1998                  $ 11,326                     $ 11,037
 4/30/1998                  $ 11,388                     $ 11,107
 5/31/1998                  $ 11,572                     $ 11,239
 6/30/1998                  $ 11,685                     $ 11,322
 7/31/1998                  $ 11,679                     $ 11,311
 8/31/1998                  $ 11,673                     $ 11,364
 9/30/1998                  $ 11,874                     $ 11,732
10/31/1998                  $ 11,625                     $ 11,551
11/30/1998                  $ 11,821                     $ 11,769
12/31/1998                  $ 11,928                     $ 11,803
 1/31/1999                  $ 12,090                     $ 11,920
 2/28/1999                  $ 11,838                     $ 11,637
 3/31/1999                  $ 11,977                     $ 11,719
 4/30/1999                  $ 12,053                     $ 11,754
 5/31/1999                  $ 11,863                     $ 11,596
 6/30/1999                  $ 11,794                     $ 11,536
 7/31/1999                  $ 11,794                     $ 11,472
 8/31/1999                  $ 11,717                     $ 11,444
 9/30/1999                  $ 11,834                     $ 11,568
10/31/1999                  $ 11,878                     $ 11,622
11/30/1999                  $ 11,909                     $ 11,634
12/31/1999                  $ 11,900                     $ 11,572
 1/31/2000                  $ 11,899                     $ 11,532
 2/29/2000                  $ 12,036                     $ 11,639
 3/31/2000                  $ 12,096                     $ 11,738
 4/30/2000                  $ 11,976                     $ 11,635
 5/31/2000                  $ 11,837                     $ 11,591
 6/30/2000                  $ 12,254                     $ 11,882
 7/31/2000                  $ 12,415                     $ 12,026
 8/31/2000                  $ 12,571                     $ 12,183
 9/30/2000                  $ 12,591                     $ 12,247
10/31/2000                  $ 12,559                     $ 12,259
11/30/2000                  $ 12,597                     $ 12,418
12/31/2000                  $ 12,839                     $ 12,659
 1/31/2001                  $ 13,269                     $ 13,005
 2/28/2001                  $ 13,402                     $ 13,119
 3/31/2001                  $ 13,482                     $ 13,200
 4/30/2001                  $ 13,471                     $ 13,152
 5/31/2001                  $ 13,598                     $ 13,273
 6/30/2001                  $ 13,578                     $ 13,340
 7/31/2001                  $ 13,987                     $ 13,689
 8/31/2001                  $ 14,059                     $ 13,872
 9/30/2001                  $ 13,734                     $ 13,852
10/31/2001                  $ 13,952                     $ 14,195
11/30/2001                  $ 13,836                     $ 14,072
12/31/2001                  $ 13,717                     $ 13,975
 1/31/2002                  $ 13,632                     $ 14,094
 2/28/2002                  $ 13,582                     $ 14,200
 3/31/2002                  $ 13,303                     $ 13,938
 4/30/2002                  $ 13,324                     $ 14,132
 5/31/2002                  $ 13,407                     $ 14,319
 6/30/2002                  $ 13,169                     $ 14,342
 7/31/2002                  $ 12,742                     $ 14,335
 8/31/2002                  $ 13,114                     $ 14,706
 9/30/2002                  $ 13,282                     $ 14,986
10/31/2002                  $ 13,155                     $ 14,812
11/30/2002                  $ 13,455                     $ 15,004
12/31/2002                  $ 13,907                     $ 15,446
 1/31/2003                  $ 13,972                     $ 15,497
 2/28/2003                  $ 14,309                     $ 15,806
 3/31/2003                  $ 14,411                     $ 15,818
 4/30/2003                  $ 14,753                     $ 16,110
 5/31/2003                  $ 15,255                     $ 16,619
 6/30/2003                  $ 15,244                     $ 16,578
 7/31/2003                  $ 14,550                     $ 15,871
 8/31/2003                  $ 14,704                     $ 15,995
 9/30/2003                  $ 15,267                     $ 16,554
10/31/2003                  $ 15,129                     $ 16,378
11/30/2003                  $ 15,249                     $ 16,453
12/31/2003                  $ 15,504                     $ 16,636
 1/31/2004                  $ 15,684                     $ 16,804
 2/29/2004                  $ 15,843                     $ 17,015
 3/31/2004                  $ 15,981                     $ 17,180
 4/30/2004                  $ 15,452                     $ 16,639
 5/31/2004                  $ 15,301                     $ 16,522
 6/30/2004                  $ 15,378                     $ 16,591
 7/31/2004                  $ 15,591                     $ 16,796
 8/31/2004                  $ 15,952                     $ 17,193
 9/30/2004                  $ 16,057                     $ 17,289
10/31/2004                  $ 16,246                     $ 17,457
11/30/2004                  $ 16,141                     $ 17,281
12/31/2004                  $ 16,406                     $ 17,507
 1/31/2005                  $ 16,557                     $ 17,646
 2/28/2005                  $ 16,490                     $ 17,542
 3/31/2005                  $ 16,199                     $ 17,324
 4/30/2005                  $ 16,343                     $ 17,556
 5/31/2005                  $ 16,564                     $ 17,802
 6/30/2005                  $ 16,719                     $ 17,943
 7/31/2005                  $ 16,610                     $ 17,763
 8/31/2005                  $ 16,848                     $ 18,033
 9/30/2005                  $ 16,531                     $ 17,763
10/31/2005                  $ 16,342                     $ 17,569
11/30/2005                  $ 16,437                     $ 17,676
12/31/2005                  $ 16,598                     $ 17,850
 1/31/2006                  $ 16,599                     $ 17,814
 2/28/2006                  $ 16,675                     $ 17,893
 3/31/2006                  $ 16,450                     $ 17,641
 4/30/2006                  $ 16,369                     $ 17,577
 5/31/2006                  $ 16,323                     $ 17,546
 6/30/2006                  $ 16,307                     $ 17,572
 7/31/2006                  $ 16,542                     $ 17,830
 8/31/2006                  $ 16,842                     $ 18,160
 9/30/2006                  $ 17,008                     $ 18,364
10/31/2006                  $ 17,162                     $ 18,511
11/30/2006                  $ 17,397                     $ 18,772

--------------------------------------------------------------------------------

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Corporate Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 The Lehman Brothers U.S. Credit Bond Index contains publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify for inclusion in the Index, bonds must be SEC-registered. You cannot invest directly in an Index.

3     Fund characteristics and credit quality are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE CORPORATE BOND FUND Investor Class for the most recent ten years with the Lehman Brothers U.S. Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           FUND INCEPTION DATE
   Michael J. Bray, CFA                    10/29/1986
   W. Frank Koster
   Jay N. Mueller, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.15% 1 for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Aggregate Excluding Credit Bond Index 2, which returned 5.62%. In addition, the Fund outperformed the Lehman Brothers Intermediate U.S. Government Bond Index 3, which returned 4.42% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT- END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The two-year Treasury note declined by .41% to 4.61%, while ten-year yields decreased by 0.64% to 4.46% by the end of the period. As bond prices increased in the wake of these interest rate declines, the mortgage-backed securities (MBS) and Agency sectors outperformed Treasuries. Both foreign and domestic investors sought higher yielding securities during this period of declining treasury yields. Fund performance was helped by its significant allocation to sub-sectors that are less pre-payment sensitive (Agencies and CMBS). Within the pre-payment sensitive sectors we were positioned defensively, favoring floating rate mortgages and "premium" coupons. This defensive strategy detracted from overall performance relative to the benchmark.

      Rates receded in large part because of the decline in the housing market, which led investors to conclude that the Fed might lower the Federal funds rate. If the Fed does choose to reduce rates, it would represent a reversal of its monetary tightening policy in place since June 2004. Beginning in August 2006, the Fed paused in its cycle of raising interest rates as the U.S. economy entered its fifth year of expansion and was showing some signs of fatigue. While inflation has cooled somewhat, certain measures remain above the Fed's comfort zone, and we believe that inflation will need to decline further if the anticipated drop in interest rates is to be realized.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the past two years, we generally maintained a shorter portfolio duration (sensitivity to interest rates) relative to the Fund's benchmark while favoring longer-term securities overall. This strategy was based on our belief that the Fed would continue to raise the Federal funds rate and that short-term rates would increase more than long-term rates. However, in this period of transition for both the economy and the Fed's decision to leave rates unchanged since its August 2006 meeting, we changed the Fund's duration and yield-curve positioning to be neutral relative to the Fund's benchmark.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the U.S. economic expansion has entered a mid-cycle slowdown and may continue for several more months. In the intermediate term, weakness in the housing market and in some manufacturing industries may hold the economy's growth below its potential. On the positive side, factors supporting economic growth include a firm labor market, steady consumer spending, solid gains in household income, and moderating energy prices.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to level off and remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, it is our belief that the U.S. central bank will remain patient with its monetary policy, concluding that its prior interest rate increases may have been sufficient to keep inflation contained. Consequently, the Fed may leave its benchmark Federal funds rate at current levels through at least the first quarter of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. SECURITIES ISSUED BY U.S. GOVERNMENT AGENCIES OR GOVERNMENT-SPONSORED ENTITIES MAY NOT BE GUARANTEED BY THE U.S. TREASURY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to April 11, 2005 for the Class C, Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Class C, Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Government Securities Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares of the predecessor fund, adjusted to reflect (CONTINUED)

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                          Including Sales Charge                    Excluding Sales Charge
                                                   -------------------------------------   -------------------------------------
                                                   6-Months*   1-Year   5-Year   10-Year   6-Months*   1-Year   5-Year   10-Year
--------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Class C
     (Incept. Date 12/26/2002)                           3.78      3.18     3.39      4.71      4.78       4.18     3.39      4.71
-----------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Administrator Class
     (Incept. Date 04/11/2005)                                                                  5.30       5.22     4.67      5.94
-----------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Advisor Class
     (Incept. Date 08/31/1999)                                                                  5.18       4.96     4.32      5.56
-----------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Institutional Class
     (Incept. Date 08/31/1999)                                                                  5.52       5.55     4.91      6.13
-----------------------------------------------------------------------------------------------------------------------------------
   Government Securities Fund - Investor Class
     (Incept. Date 10/29/1986)                                                                  5.15       4.91     4.41      5.76
-----------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Aggregate Excluding
     Credit Bond Index 2                                                                        5.62       5.87     4.74       N/A
-----------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Intermediate U.S. Government Bond Index 3                                    4.42       4.87     3.90      5.46

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      86%
--------------------------------------------------------------------------------
   Average Credit Quality 5                                                 Aaa
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 6.24%
--------------------------------------------------------------------------------
   Estimated Weighted Average Maturity                               5.94 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        4.11 years
--------------------------------------------------------------------------------

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

FHLMC                                            10%
GNMA                                              3%
FNMA                                             38%
Cash Management                                   1%
Asset Backed Securities                           1%
Collateralized Mortgage Securities               22%
Corporate Bonds                                   4%
Municipal Bonds                                   1%
U.S. Treasury Bonds                               9%
U.S. Treasury Notes                              11%

FUND CHARACTERISTICS 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Class C, Admin, Adv, Inst, Inv Class)
                                         $10.42, $10.42, $10.42, $10.42, $10.43
--------------------------------------------------------------------------------
Distribution Rate 6 (Class C, Admin, Adv, Inst, Inv Class)
                                               4.09%, 5.08%, 4.88%, 5.30%, 4.83%
--------------------------------------------------------------------------------
30-Day SEC Yield 7 (Class C, Admin, Adv, Inst, Inv Class)
                                               3.82%, 4.82%, 4.62%, 5.03%, 4.56%
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTMENT 8 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE   WELLS FARGO ADVANTAGE
               GOVERNMENT SECURITIES   GOVERNMENT SECURITIES   Lehman Brothers Intermediate
                  FUND - Class C       FUND - Investor Class    U.S. Government Bond Index
               ---------------------   ---------------------   ----------------------------
11/30/1996           $ 10,000                 $ 10,000                   $ 10,000
12/31/1996           $  9,928                 $  9,937                   $  9,946
 1/31/1997           $  9,966                 $  9,984                   $  9,984
 2/28/1997           $  9,998                 $ 10,025                   $ 10,001
 3/31/1997           $  9,886                 $  9,921                   $  9,944
 4/30/1997           $  9,980                 $ 10,025                   $ 10,056
 5/31/1997           $ 10,052                 $ 10,106                   $ 10,134
 6/30/1997           $ 10,161                 $ 10,225                   $ 10,221
 7/31/1997           $ 10,436                 $ 10,511                   $ 10,409
 8/31/1997           $ 10,342                 $ 10,426                   $ 10,370
 9/30/1997           $ 10,479                 $ 10,573                   $ 10,482
10/31/1997           $ 10,582                 $ 10,687                   $ 10,604
11/30/1997           $ 10,619                 $ 10,734                   $ 10,628
12/31/1997           $ 10,711                 $ 10,837                   $ 10,714
 1/31/1998           $ 10,847                 $ 10,984                   $ 10,854
 2/28/1998           $ 10,827                 $ 10,973                   $ 10,843
 3/31/1998           $ 10,841                 $ 10,998                   $ 10,876
 4/30/1998           $ 10,889                 $ 11,056                   $ 10,928
 5/31/1998           $ 10,980                 $ 11,159                   $ 11,003
 6/30/1998           $ 11,071                 $ 11,260                   $ 11,078
 7/31/1998           $ 11,076                 $ 11,276                   $ 11,120
 8/31/1998           $ 11,266                 $ 11,480                   $ 11,330
 9/30/1998           $ 11,500                 $ 11,729                   $ 11,595
10/31/1998           $ 11,416                 $ 11,654                   $ 11,614
11/30/1998           $ 11,437                 $ 11,685                   $ 11,578
12/31/1998           $ 11,459                 $ 11,718                   $ 11,623
 1/31/1999           $ 11,524                 $ 11,795                   $ 11,675
 2/28/1999           $ 11,305                 $ 11,581                   $ 11,515
 3/31/1999           $ 11,367                 $ 11,656                   $ 11,592
 4/30/1999           $ 11,385                 $ 11,684                   $ 11,623
 5/31/1999           $ 11,281                 $ 11,588                   $ 11,552
 6/30/1999           $ 11,248                 $ 11,564                   $ 11,568
 7/31/1999           $ 11,213                 $ 11,539                   $ 11,570
 8/31/1999           $ 11,180                 $ 11,515                   $ 11,586
 9/30/1999           $ 11,281                 $ 11,629                   $ 11,686
10/31/1999           $ 11,279                 $ 11,649                   $ 11,709
11/30/1999           $ 11,266                 $ 11,633                   $ 11,717
12/31/1999           $ 11,228                 $ 11,591                   $ 11,680
 1/31/2000           $ 11,191                 $ 11,574                   $ 11,641
 2/29/2000           $ 11,305                 $ 11,703                   $ 11,737
 3/31/2000           $ 11,444                 $ 11,847                   $ 11,871
 4/30/2000           $ 11,407                 $ 11,819                   $ 11,867
 5/31/2000           $ 11,377                 $ 11,797                   $ 11,898
 6/30/2000           $ 11,575                 $ 12,023                   $ 12,087
 7/31/2000           $ 11,663                 $ 12,124                   $ 12,167
 8/31/2000           $ 11,815                 $ 12,279                   $ 12,303
 9/30/2000           $ 11,884                 $ 12,360                   $ 12,410
10/31/2000           $ 11,973                 $ 12,462                   $ 12,496
11/30/2000           $ 12,163                 $ 12,669                   $ 12,680
12/31/2000           $ 12,377                 $ 12,903                   $ 12,903
 1/31/2001           $ 12,552                 $ 13,096                   $ 13,075
 2/28/2001           $ 12,656                 $ 13,214                   $ 13,195
 3/31/2001           $ 12,719                 $ 13,291                   $ 13,290
 4/30/2001           $ 12,632                 $ 13,212                   $ 13,247
 5/31/2001           $ 12,677                 $ 13,282                   $ 13,302
 6/30/2001           $ 12,722                 $ 13,328                   $ 13,344
 7/31/2001           $ 12,990                 $ 13,620                   $ 13,594
 8/31/2001           $ 13,134                 $ 13,782                   $ 13,715
 9/30/2001           $ 13,325                 $ 13,994                   $ 14,007
10/31/2001           $ 13,608                 $ 14,317                   $ 14,225
11/30/2001           $ 13,411                 $ 14,109                   $ 14,056
12/31/2001           $ 13,325                 $ 14,032                   $ 13,989
 1/31/2002           $ 13,390                 $ 14,112                   $ 14,049
 2/28/2002           $ 13,504                 $ 14,242                   $ 14,164
 3/31/2002           $ 13,234                 $ 13,969                   $ 13,950
 4/30/2002           $ 13,524                 $ 14,286                   $ 14,211
 5/31/2002           $ 13,621                 $ 14,399                   $ 14,310
 6/30/2002           $ 13,759                 $ 14,557                   $ 14,489
 7/31/2002           $ 14,023                 $ 14,849                   $ 14,762
 8/31/2002           $ 14,239                 $ 15,090                   $ 14,931
 9/30/2002           $ 14,497                 $ 15,376                   $ 15,188
10/31/2002           $ 14,415                 $ 15,315                   $ 15,177
11/30/2002           $ 14,306                 $ 15,211                   $ 15,057
12/31/2002           $ 14,575                 $ 15,499                   $ 15,335
 1/31/2003           $ 14,549                 $ 15,502                   $ 15,302
 2/28/2003           $ 14,727                 $ 15,706                   $ 15,474
 3/31/2003           $ 14,712                 $ 15,688                   $ 15,478
 4/30/2003           $ 14,765                 $ 15,770                   $ 15,521
 5/31/2003           $ 15,043                 $ 16,080                   $ 15,765
 6/30/2003           $ 14,962                 $ 16,006                   $ 15,740
 7/31/2003           $ 14,443                 $ 15,466                   $ 15,357
 8/31/2003           $ 14,505                 $ 15,551                   $ 15,385
 9/30/2003           $ 14,870                 $ 15,959                   $ 15,719
10/31/2003           $ 14,691                 $ 15,772                   $ 15,564
11/30/2003           $ 14,688                 $ 15,783                   $ 15,566
12/31/2003           $ 14,816                 $ 15,934                   $ 15,687
 1/31/2004           $ 14,910                 $ 16,061                   $ 15,772
 2/29/2004           $ 15,073                 $ 16,248                   $ 15,922
 3/31/2004           $ 15,173                 $ 16,368                   $ 16,033
 4/30/2004           $ 14,726                 $ 15,901                   $ 15,674
 5/31/2004           $ 14,656                 $ 15,838                   $ 15,624
 6/30/2004           $ 14,713                 $ 15,913                   $ 15,663
 7/31/2004           $ 14,828                 $ 16,036                   $ 15,776
 8/31/2004           $ 15,063                 $ 16,318                   $ 16,009
 9/30/2004           $ 15,107                 $ 16,379                   $ 16,016
10/31/2004           $ 15,161                 $ 16,462                   $ 16,114
11/30/2004           $ 15,055                 $ 16,346                   $ 15,964
12/31/2004           $ 15,131                 $ 16,459                   $ 16,050
 1/31/2005           $ 15,203                 $ 16,551                   $ 16,071
 2/28/2005           $ 15,112                 $ 16,465                   $ 15,981
 3/31/2005           $ 15,062                 $ 16,426                   $ 15,941
 4/30/2005           $ 15,221                 $ 16,638                   $ 16,127
 5/31/2005           $ 15,348                 $ 16,770                   $ 16,256
 6/30/2005           $ 15,405                 $ 16,857                   $ 16,310
 7/31/2005           $ 15,269                 $ 16,718                   $ 16,171
 8/31/2005           $ 15,436                 $ 16,893                   $ 16,351
 9/30/2005           $ 15,283                 $ 16,752                   $ 16,225
10/31/2005           $ 15,175                 $ 16,627                   $ 16,157
11/30/2005           $ 15,209                 $ 16,689                   $ 16,223
12/31/2005           $ 15,329                 $ 16,815                   $ 16,322
 1/31/2006           $ 15,304                 $ 16,813                   $ 16,320
 2/28/2006           $ 15,337                 $ 16,859                   $ 16,324
 3/31/2006           $ 15,181                 $ 16,698                   $ 16,273
 4/30/2006           $ 15,158                 $ 16,666                   $ 16,288
 5/31/2006           $ 15,121                 $ 16,651                   $ 16,293
 6/30/2006           $ 15,143                 $ 16,684                   $ 16,322
 7/31/2006           $ 15,315                 $ 16,884                   $ 16,493
 8/31/2006           $ 15,504                 $ 17,102                   $ 16,678
 9/30/2006           $ 15,632                 $ 17,236                   $ 16,798
10/31/2006           $ 15,700                 $ 17,339                   $ 16,877
11/30/2006           $ 15,744                 $ 17,508                   $ 17,012

--------------------------------------------------------------------------------

      Administrator Class expenses. Performance shown prior to August 31, 1999 for the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

2 The Lehman Brothers U.S. Aggregate Excluding Credit Bond Index is composed of the Lehman Brothers U.S. Government Bond Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. The limited performance history of the Lehman Brothers U.S. Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of May 1, 2001. You cannot invest directly in an Index.

3 The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten year range, including securities issued by the U.S.Treasury and U.S. Government agencies. You cannot invest directly in an Index.

4     Fund characteristics and portfolio allocation are subject to change.

5 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND Class C and Investor Class shares for the most recent ten years with the Lehman Brothers Intermediate U.S. Government Bond Index. The chart assumes a hypothetical investment of $10,000 in Class C and Investor Class shares and reflects all operating expenses and, for Class C shares, assumes the maximum contingent-deferred sales charge of 1.00%.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE HIGH INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

ADVISER                                 SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                            FUND INCEPTION DATE
   Thomas M. Price, CFA                    12/28/1995

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.26% 1 for the six-month period that ended November 30, 2006, underperforming its benchmark, the Lehman Brothers U.S. Corporate High Yield Bond Index 2, which returned 6.88% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The high-yield market was much stronger than we expected during the period. Declining U.S. Treasury rates and low levels of corporate defaults combined to provide a strong backdrop for non-investment grade securities. The yield on the ten-year Treasury note rallied from 5.12% to 4.46% during the period, while the high-yield default rate ended the period below 2%.

      Several factors contributed to the Fund's relative underperformance. We maintained a higher-than-usual cash balance during the six-month period. Our positions in bank debt and floating-rate bonds provided solid income but did not experience the same price appreciation enjoyed by most high-yield bonds. We were also overweighted in B-rated securities during the period, which underperformed their BB-rated and CCC-rated counterparts. Another negative factor was our decision to limit the Fund's combined exposure to General Motors (GM) and Ford Motor (Ford) to 6% of the Fund's portfolio, despite the two holdings representing more than 11% of the Fund's benchmark index. Both issuers significantly outperformed the overall high-yield market, but we do not believe that having exposure above 6% would be prudent, because it would result in significant concentration of the portfolio in two highly correlated companies.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our portfolio quality at the end of the period closely resembled the quality at the beginning of the period. However, during the period, our cash balances were higher than normal. We generally maintain cash balances at 3% or less, but after selling several securities during the summer months, cash balances ranged between 8% and 10%. We believed that there would be a heavy supply of new issues in September 2006 in which to deploy the cash. Unfortunately, the new issues did not come to market until October and November 2006.

      We continued to concentrate our investments in the finance subsidiaries of both GM and Ford and kept a small position in Ford Motor. While the Fund did hold GM bonds during the period, we sold them after significant price appreciation.

      The most significant changes we made to the Fund's industry exposures were to increase positions in the chemical, environmental, automotive, consumer services, and health care industries. We significantly reduced positions in the entertainment, energy, and home construction industries. We believe that the homebuilders' bond prices do not adequately compensate investors for a further decline in home construction activity. The changes to the remaining industries were driven by our credit analysis of individual companies, rather than a change in our overall view of performance in any given industry.

      We reduced our combined positions in bank debt and floating-rate bonds by approximately 3% during the period, down to approximately 14%. Although these positions are generating attractive income, the floating-rate, short-term nature of these holdings limits price appreciation.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We see a continued favorable fundamental backdrop for the high-yield market and believe that the default rate may remain low throughout most, if not all, of 2007. We agree with expectations that near-term financial performance for most companies will be strong. Having said that, we also believe that most of the positive news is already reflected in bond prices, with current valuations possibly continuing for an extended period of time. Against this backdrop, we do not plan to make any significant structural changes to the Fund.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. ACTIVE TRADING RESULTS IN INCREASED TURNOVER AND TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE HIGH INCOME FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.(CONTINUED)

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                             6-Months*  1-Year   5-Year   10-Year
-----------------------------------------------------------------------------------------------------------------
   High Income Fund - Advisor Class (Incept. Date 02/29/2000)                  5.26       9.24    7.34     5.52
-----------------------------------------------------------------------------------------------------------------
   High Income Fund - Institutional Class (Incept. Date 07/31/2001)            5.33       9.68    8.12     6.06
-----------------------------------------------------------------------------------------------------------------
   High Income Fund - Investor Class (Incept. Date 12/28/1995)                 5.26       9.23    7.52     5.75
-----------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------
      Lehman Brothers U.S. Corporate High Yield Bond Index 2                   6.88      11.58    9.85     6.55
-----------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      32%
--------------------------------------------------------------------------------
   Average Credit Quality 4                                                  B2
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 8.34%
--------------------------------------------------------------------------------
   Estimated Weighted Average Maturity                               5.13 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        3.51 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Adv, Inst, Inv Class)             $7.75, $7.81, $7.78
--------------------------------------------------------------------------------
   Distribution Rate 5 (Adv, Inst, Inv Class)                7.11%, 7.42%, 7.11%
--------------------------------------------------------------------------------
   30-Day SEC Yield 6 (Adv, Inst, Inv Class)                 7.06%, 7.44%, 7.05%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3, 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BBB                                               3%
BB/Ba                                            20%
B                                                61%
CCC                                              13%
Cash                                              2%
Unrated                                           1%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE          Lehman Brothers U.S.
                   HIGH INCOME FUND - Investor     Corporate High Yield Bond
                              Class                          Index
                   ---------------------------     -------------------------
11/30/1996                   $ 10,000                       $ 10,000
12/31/1996                   $ 10,222                       $ 10,072
 1/31/1997                   $ 10,399                       $ 10,170
 2/28/1997                   $ 10,618                       $ 10,338
 3/31/1997                   $ 10,377                       $ 10,184
 4/30/1997                   $ 10,483                       $ 10,292
 5/31/1997                   $ 10,749                       $ 10,512
 6/30/1997                   $ 10,931                       $ 10,658
 7/31/1997                   $ 11,211                       $ 10,950
 8/31/1997                   $ 11,262                       $ 10,925
 9/30/1997                   $ 11,536                       $ 11,142
10/31/1997                   $ 11,467                       $ 11,152
11/30/1997                   $ 11,635                       $ 11,258
12/31/1997                   $ 11,854                       $ 11,357
 1/31/1998                   $ 12,132                       $ 11,562
 2/28/1998                   $ 12,213                       $ 11,629
 3/31/1998                   $ 12,377                       $ 11,738
 4/30/1998                   $ 12,430                       $ 11,785
 5/31/1998                   $ 12,515                       $ 11,826
 6/30/1998                   $ 12,572                       $ 11,868
 7/31/1998                   $ 12,703                       $ 11,936
 8/31/1998                   $ 11,873                       $ 11,277
 9/30/1998                   $ 11,903                       $ 11,328
10/31/1998                   $ 11,568                       $ 11,096
11/30/1998                   $ 12,258                       $ 11,556
12/31/1998                   $ 12,217                       $ 11,569
 1/31/1999                   $ 12,508                       $ 11,741
 2/28/1999                   $ 12,441                       $ 11,672
 3/31/1999                   $ 12,659                       $ 11,783
 4/30/1999                   $ 12,938                       $ 12,011
 5/31/1999                   $ 12,738                       $ 11,849
 6/30/1999                   $ 12,755                       $ 11,824
 7/31/1999                   $ 12,766                       $ 11,871
 8/31/1999                   $ 12,720                       $ 11,740
 9/30/1999                   $ 12,640                       $ 11,655
10/31/1999                   $ 12,697                       $ 11,578
11/30/1999                   $ 12,909                       $ 11,714
12/31/1999                   $ 13,171                       $ 11,846
 1/31/2000                   $ 13,199                       $ 11,795
 2/29/2000                   $ 13,366                       $ 11,818
 3/31/2000                   $ 12,981                       $ 11,569
 4/30/2000                   $ 13,046                       $ 11,588
 5/31/2000                   $ 12,955                       $ 11,469
 6/30/2000                   $ 13,264                       $ 11,702
 7/31/2000                   $ 13,295                       $ 11,792
 8/31/2000                   $ 13,447                       $ 11,872
 9/30/2000                   $ 13,362                       $ 11,769
10/31/2000                   $ 12,943                       $ 11,392
11/30/2000                   $ 11,836                       $ 10,940
12/31/2000                   $ 12,239                       $ 11,152
 1/31/2001                   $ 13,507                       $ 11,987
 2/28/2001                   $ 13,543                       $ 12,147
 3/31/2001                   $ 13,053                       $ 11,861
 4/30/2001                   $ 12,909                       $ 11,713
 5/31/2001                   $ 12,964                       $ 11,924
 6/30/2001                   $ 12,397                       $ 11,590
 7/31/2001                   $ 12,470                       $ 11,760
 8/31/2001                   $ 12,525                       $ 11,899
 9/30/2001                   $ 11,428                       $ 11,099
10/31/2001                   $ 11,643                       $ 11,374
11/30/2001                   $ 12,167                       $ 11,789
12/31/2001                   $ 12,152                       $ 11,741
 1/31/2002                   $ 12,316                       $ 11,822
 2/28/2002                   $ 12,049                       $ 11,657
 3/31/2002                   $ 12,182                       $ 11,938
 4/30/2002                   $ 12,172                       $ 12,124
 5/31/2002                   $ 11,930                       $ 12,061
 6/30/2002                   $ 11,093                       $ 11,172
 7/31/2002                   $ 10,609                       $ 10,684
 8/31/2002                   $ 10,691                       $ 10,989
 9/30/2002                   $ 10,595                       $ 10,845
10/31/2002                   $ 10,578                       $ 10,750
11/30/2002                   $ 11,237                       $ 11,416
12/31/2002                   $ 11,344                       $ 11,575
 1/31/2003                   $ 11,574                       $ 11,961
 2/28/2003                   $ 11,793                       $ 12,108
 3/31/2003                   $ 12,095                       $ 12,457
 4/30/2003                   $ 12,642                       $ 13,196
 5/31/2003                   $ 12,668                       $ 13,332
 6/30/2003                   $ 13,045                       $ 13,715
 7/31/2003                   $ 12,913                       $ 13,565
 8/31/2003                   $ 13,046                       $ 13,720
 9/30/2003                   $ 13,371                       $ 14,095
10/31/2003                   $ 13,598                       $ 14,380
11/30/2003                   $ 13,807                       $ 14,598
12/31/2003                   $ 14,152                       $ 14,929
 1/31/2004                   $ 14,364                       $ 15,214
 2/29/2004                   $ 14,308                       $ 15,175
 3/31/2004                   $ 14,417                       $ 15,279
 4/30/2004                   $ 14,430                       $ 15,175
 5/31/2004                   $ 14,228                       $ 14,918
 6/30/2004                   $ 14,389                       $ 15,131
 7/31/2004                   $ 14,613                       $ 15,337
 8/31/2004                   $ 14,810                       $ 15,638
 9/30/2004                   $ 15,006                       $ 15,865
10/31/2004                   $ 15,266                       $ 16,152
11/30/2004                   $ 15,426                       $ 16,346
12/31/2004                   $ 15,599                       $ 16,590
 1/31/2005                   $ 15,622                       $ 16,569
 2/28/2005                   $ 15,819                       $ 16,812
 3/31/2005                   $ 15,432                       $ 16,323
 4/30/2005                   $ 15,281                       $ 16,164
 5/31/2005                   $ 15,472                       $ 16,451
 6/30/2005                   $ 15,678                       $ 16,774
 7/31/2005                   $ 15,890                       $ 17,067
 8/31/2005                   $ 15,961                       $ 17,100
 9/30/2005                   $ 15,886                       $ 16,929
10/31/2005                   $ 15,813                       $ 16,811
11/30/2005                   $ 16,006                       $ 16,899
12/31/2005                   $ 16,123                       $ 17,044
 1/31/2006                   $ 16,356                       $ 17,316
 2/28/2006                   $ 16,466                       $ 17,432
 3/31/2006                   $ 16,543                       $ 17,536
 4/30/2006                   $ 16,661                       $ 17,644
 5/31/2006                   $ 16,610                       $ 17,642
 6/30/2006                   $ 16,556                       $ 17,580
 7/31/2006                   $ 16,701                       $ 17,752
 8/31/2006                   $ 16,912                       $ 18,040
 9/30/2006                   $ 17,100                       $ 18,296
10/31/2006                   $ 17,271                       $ 18,544
11/30/2006                   $ 17,484                       $ 18,856

--------------------------------------------------------------------------------

            Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong High-Yield Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

2 Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

3     Fund characteristics and credit quality are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE HIGH INCOME FUND Investor Class for the most recent ten years with the Lehman Brothers U.S. Corporate High Yield Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                SUBADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          FUND INCEPTION DATE
   Jay N. Mueller, CFA                    08/31/1987
   Janet S. Rilling, CFA, CPA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor class shares returned 3.23% for the six-month period that ended November 30, 2006, slightly underperforming its benchmark, the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 2, which returned 3.26% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Interest rates fell during the period and despite a decision by the Fed to raise the Federal funds rate by 0.25% at its meeting on July 29, 2006, the yield on two year Treasury notes dropped from 5.03% at the beginning of the period to 4.61% by the end of the period. Longer term bond yields declined by more than 0.50%.

      The Fund's performance was largely attributable to a lower level of interest rate sensitivity (duration) compared to its benchmark, which was a disadvantage in a falling interest rate environment. Adding to relative Fund performance were the excess returns generated by allocations to corporate and mortgage-backed securities, and a bias towards a flatter yield curve.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As market interest rates declined, we moved the Fund to a slightly more defensive duration posture by leaning marginally toward the flatter yield curve, while still maintaining our existing bias toward the short-term. Our sector allocation strategy was to maintain overweighted positions in both corporate bonds and mortgage-backed securities while increasing our commitment to U.S. agency debentures.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the U.S. economic expansion has entered a mid-cycle slowdown that may continue for several more months. In the intermediate term, weakness in the housing market and in some manufacturing industries is likely to hold the economy's growth below its potential. On the positive side, factors supporting economic growth include a firm labor market, steady consumer spending, solid gains in household income, and moderating energy prices.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, we believe that the U.S. central bank will remain patient with its monetary policy, concluding that its prior interest rate increases may have been sufficient to keep inflation contained. Consequently, we believe that the Fed may leave its benchmark Federal funds rate at current levels through at least the first quarter of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Short-Term Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                                       6-Months*  1-Year   5-Year     10-Year
-----------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Advisor Class (Incept. Date 08/31/1999)                        3.26      4.85     2.33       3.92
-----------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Institutional Class (Incept. Date 08/31/1999)                  3.45      5.23     2.90       4.46
-----------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Fund - Investor Class (Incept. Date 08/31/1987)                       3.23      4.79     2.45       4.13
-----------------------------------------------------------------------------------------------------------------------------
   Benchmark
-----------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 2                       3.26      4.61     3.27       4.97
-----------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
Portfolio Turnover**                                                         20%
--------------------------------------------------------------------------------
Average Credit Quality 4                                                    Aa3
--------------------------------------------------------------------------------
Weighted Average Coupon                                                    5.82%
--------------------------------------------------------------------------------
Estimated Weighted Average Maturity                                  2.71 years
--------------------------------------------------------------------------------
Estimated Average Duration                                           1.47 years
--------------------------------------------------------------------------------
Net Asset Value (NAV) (Adv, Inst, Inv Class)                $8.54, $8.55, $8.54
--------------------------------------------------------------------------------
Distribution Rate 5 (Adv, Inst, Inv Class)                   4.89%, 5.26%, 4.84%
--------------------------------------------------------------------------------
30-Day SEC Yield 6 (Adv, Inst, Inv Class)                    4.94%, 5.31%, 4.89%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 3 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Management                                   4%
Corporate Bonds                                  42%
GNMA                                              3%
FNMA                                              6%
Municipal Bonds                                   7%
FHLMC                                             3%
Foreign Corporate Bond                            5%
Foreign Government Bond                           1%
Asset Backed Securities                          10%
Collateralized Mortgage Securities               19%

GROWTH OF $10,000 INVESTMENT 7 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE     Lehman Brothers 1-3 Year
                SHORT-TERM BOND FUND -   U.S. Government/Credit Bond
                    Investor Class                  Index
                ----------------------   ---------------------------
11/30/1996             $ 10,000                   $ 10,000
12/31/1996             $ 10,067                   $ 10,002
 1/31/1997             $ 10,140                   $ 10,050
 2/28/1997             $ 10,217                   $ 10,075
 3/31/1997             $ 10,194                   $ 10,067
 4/30/1997             $ 10,273                   $ 10,150
 5/31/1997             $ 10,356                   $ 10,221
 6/30/1997             $ 10,427                   $ 10,292
 7/31/1997             $ 10,558                   $ 10,406
 8/31/1997             $ 10,598                   $ 10,416
 9/30/1997             $ 10,657                   $ 10,496
10/31/1997             $ 10,662                   $ 10,572
11/30/1997             $ 10,718                   $ 10,598
12/31/1997             $ 10,787                   $ 10,668
 1/31/1998             $ 10,877                   $ 10,771
 2/28/1998             $ 10,921                   $ 10,782
 3/31/1998             $ 10,962                   $ 10,824
 4/30/1998             $ 11,021                   $ 10,877
 5/31/1998             $ 11,095                   $ 10,937
 6/30/1998             $ 11,144                   $ 10,993
 7/31/1998             $ 11,208                   $ 11,044
 8/31/1998             $ 11,171                   $ 11,171
 9/30/1998             $ 11,212                   $ 11,322
10/31/1998             $ 11,162                   $ 11,371
11/30/1998             $ 11,255                   $ 11,369
12/31/1998             $ 11,315                   $ 11,412
 1/31/1999             $ 11,381                   $ 11,461
 2/28/1999             $ 11,376                   $ 11,413
 3/31/1999             $ 11,480                   $ 11,494
 4/30/1999             $ 11,554                   $ 11,533
 5/31/1999             $ 11,558                   $ 11,524
 6/30/1999             $ 11,571                   $ 11,558
 7/31/1999             $ 11,587                   $ 11,591
 8/31/1999             $ 11,583                   $ 11,621
 9/30/1999             $ 11,661                   $ 11,700
10/31/1999             $ 11,699                   $ 11,734
11/30/1999             $ 11,747                   $ 11,760
12/31/1999             $ 11,796                   $ 11,772
 1/31/2000             $ 11,806                   $ 11,772
 2/29/2000             $ 11,880                   $ 11,854
 3/31/2000             $ 11,920                   $ 11,921
 4/30/2000             $ 11,941                   $ 11,944
 5/31/2000             $ 11,954                   $ 11,987
 6/30/2000             $ 12,107                   $ 12,119
 7/31/2000             $ 12,182                   $ 12,201
 8/31/2000             $ 12,300                   $ 12,297
 9/30/2000             $ 12,374                   $ 12,398
10/31/2000             $ 12,419                   $ 12,454
11/30/2000             $ 12,515                   $ 12,570
12/31/2000             $ 12,648                   $ 12,722
 1/31/2001             $ 12,839                   $ 12,903
 2/28/2001             $ 12,949                   $ 12,994
 3/31/2001             $ 13,074                   $ 13,100
 4/30/2001             $ 13,117                   $ 13,141
 5/31/2001             $ 13,208                   $ 13,222
 6/30/2001             $ 13,233                   $ 13,273
 7/31/2001             $ 13,390                   $ 13,440
 8/31/2001             $ 13,416                   $ 13,531
 9/30/2001             $ 13,250                   $ 13,733
10/31/2001             $ 13,303                   $ 13,870
11/30/2001             $ 13,285                   $ 13,833
12/31/2001             $ 13,217                   $ 13,840
 1/31/2002             $ 13,080                   $ 13,880
 2/28/2002             $ 13,018                   $ 13,940
 3/31/2002             $ 12,963                   $ 13,849
 4/30/2002             $ 13,003                   $ 14,004
 5/31/2002             $ 13,076                   $ 14,078
 6/30/2002             $ 13,070                   $ 14,191
 7/31/2002             $ 12,975                   $ 14,331
 8/31/2002             $ 13,043                   $ 14,409
 9/30/2002             $ 13,150                   $ 14,534
10/31/2002             $ 13,095                   $ 14,553
11/30/2002             $ 13,114                   $ 14,553
12/31/2002             $ 13,299                   $ 14,710
 1/31/2003             $ 13,318                   $ 14,728
 2/28/2003             $ 13,422                   $ 14,810
 3/31/2003             $ 13,465                   $ 14,841
 4/30/2003             $ 13,538                   $ 14,898
 5/31/2003             $ 13,645                   $ 14,983
 6/30/2003             $ 13,684                   $ 15,016
 7/31/2003             $ 13,528                   $ 14,918
 8/31/2003             $ 13,541                   $ 14,924
 9/30/2003             $ 13,719                   $ 15,089
10/31/2003             $ 13,671                   $ 15,028
11/30/2003             $ 13,696                   $ 15,029
12/31/2003             $ 13,800                   $ 15,124
 1/31/2004             $ 13,871                   $ 15,165
 2/29/2004             $ 13,957                   $ 15,250
 3/31/2004             $ 14,044                   $ 15,304
 4/30/2004             $ 13,881                   $ 15,147
 5/31/2004             $ 13,853                   $ 15,126
 6/30/2004             $ 13,876                   $ 15,131
 7/31/2004             $ 13,917                   $ 15,194
 8/31/2004             $ 14,035                   $ 15,313
 9/30/2004             $ 14,059                   $ 15,305
10/31/2004             $ 14,087                   $ 15,359
11/30/2004             $ 14,051                   $ 15,283
12/31/2004             $ 14,096                   $ 15,320
 1/31/2005             $ 14,089                   $ 15,317
 2/28/2005             $ 14,085                   $ 15,288
 3/31/2005             $ 14,067                   $ 15,276
 4/30/2005             $ 14,118                   $ 15,364
 5/31/2005             $ 14,163                   $ 15,430
 6/30/2005             $ 14,208                   $ 15,464
 7/31/2005             $ 14,189                   $ 15,423
 8/31/2005             $ 14,278                   $ 15,523
 9/30/2005             $ 14,259                   $ 15,484
10/31/2005             $ 14,274                   $ 15,478
11/30/2005             $ 14,307                   $ 15,529
12/31/2005             $ 14,375                   $ 15,589
 1/31/2006             $ 14,393                   $ 15,619
 2/28/2006             $ 14,426                   $ 15,635
 3/31/2006             $ 14,447                   $ 15,653
 4/30/2006             $ 14,483                   $ 15,707
 5/31/2006             $ 14,524                   $ 15,729
 6/30/2006             $ 14,545                   $ 15,760
 7/31/2006             $ 14,654                   $ 15,881
 8/31/2006             $ 14,764                   $ 16,001
 9/30/2006             $ 14,839                   $ 16,085
10/31/2006             $ 14,899                   $ 16,153
11/30/2006             $ 14,993                   $ 16,242

--------------------------------------------------------------------------------

2 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Bond Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S.Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

3     Fund characteristics and portfolio allocation are subject to change.

4 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

5 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

6 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

7 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND Investor Class for the most recent ten years with the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
   Thomas M. Price, CFA                    06/30/1997

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 3.50% 1 for the six-month period that ended November 30, 2006, underperforming the benchmark, the Short-Term High Yield Bond Index III 2, which returned 6.35%. In addition, the Fund underperformed the Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index 3, which returned 6.44% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADVISOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The primary reason for the Fund's relative underperformance was the Fund's conservative positioning compared with the Short-Term High Yield Index III. The benchmark tends to have larger positions in lower rated, higher risk bonds than are appropriate for the Fund. The Fund is designed to minimize volatility and it will typically underperform the index during strong market environments, such as we have seen during the past six months.

      For example, the benchmark was heavily concentrated in General Motors and Ford with the two companies comprising 21.8%. General Motors and Ford bonds had strong positive returns during the period. We maintained combined exposure to the two names below 4% in the Fund in order to sustain diversified portfolios and minimize volatility.

      We have also invested approximately one-third of the Fund's portfolio in floating-rate securities. Because the interest rates of these bonds are reset quarterly, their returns usually come from interest income as opposed to price appreciation. Accordingly, the Fund's weighting in floating-rate debt detracted from performance in relative terms, as the price of many of the securities found in the benchmark appreciated.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We did not make any major changes to the Fund's portfolio strategy during the period. Our investments continued to fit into three principal categories. The first category is short-maturity bonds that we expect to be repaid on the maturity date. This category makes up approximately two-thirds of the portfolio as of period end. The second category is high-coupon bonds that are likely to be refinanced in the same way a homeowner might refinance a higher-rate mortgage. This second category has become a small part of the portfolio as the strong high-yield market of the past few years has allowed most of the high-coupon bonds to be refinanced. The third category consists of floating-rate term loans and notes. We have invested approximately 27% in term loans and approximately 7% in notes. The term loans are attractive because they are secured by the assets of the issuing company, and we believe that they will outperform in a weaker market.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We see a continued favorable fundamental backdrop for the high-yield market and believe that the default rate may remain low throughout most, if not all, of 2007. We agree with expectations that near-term financial performance for most companies will be strong. Having said that, we also believe that most of the positive news is already reflected in bond prices, with current valuations possibly continuing for an extended period of time. Against this backdrop, we do not anticipate making any significant structural changes to the Fund.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. HIGH YIELD SECURITIES HAVE A GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED DEBT SECURITIES. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to April 11, 2005 for the Advisor Class and Investor Class shares reflects the performance of the Advisor Class and Investor Class shares, respectively, of the Strong Short-Term High Yield Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                                       6-Months*   1-Year   5-Year   Life of Fund
---------------------------------------------------------------------------------------------------------------------------------
   Short-Term High Yield Bond Fund - Advisor Class (Incept. Date 02/29/2000)             3.50        5.91    4.44        4.88
---------------------------------------------------------------------------------------------------------------------------------
   Short-Term High Yield Bond Fund - Investor Class (Incept. Date 06/30/1997)            3.50        5.91    4.54        5.09
---------------------------------------------------------------------------------------------------------------------------------
   Benchmarks
---------------------------------------------------------------------------------------------------------------------------------
     Short-Term High Yield Bond Index III 2                                              6.35       10.76    7.45        6.60
---------------------------------------------------------------------------------------------------------------------------------
     Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index 3     6.44       10.81    5.96        6.14
---------------------------------------------------------------------------------------------------------------------------------

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      5%
--------------------------------------------------------------------------------
   Average Credit Quality 5                                                Ba2
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                7.59%
--------------------------------------------------------------------------------
   Estimated Weighted Average Maturity                              1.15 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                       0.88 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Adv, Inv Class)                       $ 8.54, $ 8.54
--------------------------------------------------------------------------------
   Distribution Rate 6 (Adv, Inv Class)                            5.62%, 5.63%
--------------------------------------------------------------------------------
   30-Day SEC Yield 7 (Adv, Inv Class)                             5.96%, 5.96%

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

CREDIT QUALITY 3,4 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

BBB                                              12%
BB                                               32%
B                                                47%
Cash                                              9%

GROWTH OF $10,000 INVESTMENT 8 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE                                                 Merrill Lynch High Yield
             SHORT-TERM HIGH YIELD BOND                                          U.S. Corporates, Cash Pay BB Rated,
                FUND - Investor Class     Short-Term High Yield Bond Index III          1-5 Years Index 3
             --------------------------   ------------------------------------   -----------------------------------
 6/30/1997            $ 10,000                          $ 10,000                               $ 10,000
 7/31/1997            $ 10,266                          $ 10,157                               $ 10,162
 8/31/1997            $ 10,368                          $ 10,186                               $ 10,175
 9/30/1997            $ 10,530                          $ 10,303                               $ 10,290
10/31/1997            $ 10,487                          $ 10,363                               $ 10,362
11/30/1997            $ 10,642                          $ 10,423                               $ 10,405
12/31/1997            $ 10,777                          $ 10,496                               $ 10,484
 1/31/1998            $ 10,912                          $ 10,601                               $ 10,576
 2/28/1998            $ 11,024                          $ 10,639                               $ 10,599
 3/31/1998            $ 11,096                          $ 10,710                               $ 10,659
 4/30/1998            $ 11,169                          $ 10,775                               $ 10,720
 5/31/1998            $ 11,251                          $ 10,860                               $ 10,806
 6/30/1998            $ 11,324                          $ 10,912                               $ 10,863
 7/31/1998            $ 11,449                          $ 10,976                               $ 10,923
 8/31/1998            $ 11,255                          $ 10,790                               $ 10,821
 9/30/1998            $ 11,387                          $ 10,821                               $ 10,918
10/31/1998            $ 11,293                          $ 10,693                               $ 10,797
11/30/1998            $ 11,578                          $ 10,930                               $ 10,947
12/31/1998            $ 11,679                          $ 11,017                               $ 11,050
 1/31/1999            $ 11,792                          $ 11,024                               $ 11,012
 2/28/1999            $ 11,857                          $ 11,031                               $ 11,007
 3/31/1999            $ 11,945                          $ 11,163                               $ 11,130
 4/30/1999            $ 12,093                          $ 11,287                               $ 11,235
 5/31/1999            $ 12,065                          $ 11,281                               $ 11,211
 6/30/1999            $ 12,074                          $ 11,323                               $ 11,240
 7/31/1999            $ 12,131                          $ 11,370                               $ 11,264
 8/31/1999            $ 12,134                          $ 11,351                               $ 11,252
 9/30/1999            $ 12,218                          $ 11,397                               $ 11,284
10/31/1999            $ 12,254                          $ 11,365                               $ 11,253
11/30/1999            $ 12,368                          $ 11,420                               $ 11,268
12/31/1999            $ 12,300                          $ 11,501                               $ 11,336
 1/31/2000            $ 12,331                          $ 11,524                               $ 11,327
 2/29/2000            $ 12,392                          $ 11,528                               $ 11,319
 3/31/2000            $ 12,356                          $ 11,414                               $ 11,265
 4/30/2000            $ 12,384                          $ 11,356                               $ 11,154
 5/31/2000            $ 12,395                          $ 11,284                               $ 11,037
 6/30/2000            $ 12,571                          $ 11,500                               $ 11,285
 7/31/2000            $ 12,668                          $ 11,589                               $ 11,370
 8/31/2000            $ 12,783                          $ 11,658                               $ 11,424
 9/30/2000            $ 12,826                          $ 11,721                               $ 11,520
10/31/2000            $ 12,856                          $ 11,379                               $ 11,200
11/30/2000            $ 12,715                          $ 11,299                               $ 11,248
12/31/2000            $ 12,919                          $ 11,429                               $ 11,397
 1/31/2001            $ 13,322                          $ 12,021                               $ 11,878
 2/28/2001            $ 13,450                          $ 12,179                               $ 12,054
 3/31/2001            $ 13,406                          $ 12,296                               $ 12,227
 4/30/2001            $ 13,402                          $ 12,338                               $ 12,343
 5/31/2001            $ 13,479                          $ 12,591                               $ 12,589
 6/30/2001            $ 13,164                          $ 12,586                               $ 12,610
 7/31/2001            $ 13,255                          $ 12,721                               $ 12,786
 8/31/2001            $ 13,307                          $ 12,872                               $ 13,005
 9/30/2001            $ 12,717                          $ 12,393                               $ 12,608
10/31/2001            $ 12,645                          $ 12,494                               $ 12,849
11/30/2001            $ 12,779                          $ 12,756                               $ 13,130
12/31/2001            $ 12,865                          $ 12,783                               $ 13,149
 1/31/2002            $ 12,997                          $ 12,846                               $ 13,080
 2/28/2002            $ 12,910                          $ 12,904                               $ 13,138
 3/31/2002            $ 12,929                          $ 13,109                               $ 13,320
 4/30/2002            $ 12,770                          $ 13,297                               $ 13,539
 5/31/2002            $ 12,736                          $ 13,331                               $ 13,594
 6/30/2002            $ 12,478                          $ 12,338                               $ 12,362
 7/31/2002            $ 12,399                          $ 11,868                               $ 11,992
 8/31/2002            $ 12,447                          $ 12,165                               $ 12,184
 9/30/2002            $ 12,532                          $ 12,086                               $ 12,166
10/31/2002            $ 12,593                          $ 12,079                               $ 12,145
11/30/2002            $ 12,736                          $ 12,601                               $ 12,548
12/31/2002            $ 12,848                          $ 12,738                               $ 12,687
 1/31/2003            $ 12,992                          $ 12,964                               $ 12,874
 2/28/2003            $ 13,068                          $ 13,106                               $ 13,000
 3/31/2003            $ 13,223                          $ 13,294                               $ 13,124
 4/30/2003            $ 13,438                          $ 13,730                               $ 13,492
 5/31/2003            $ 13,513                          $ 13,835                               $ 13,607
 6/30/2003            $ 13,616                          $ 14,095                               $ 13,814
 7/31/2003            $ 13,554                          $ 14,005                               $ 13,701
 8/31/2003            $ 13,644                          $ 14,153                               $ 13,823
 9/30/2003            $ 13,808                          $ 14,404                               $ 14,081
10/31/2003            $ 13,900                          $ 14,617                               $ 14,276
11/30/2003            $ 13,975                          $ 14,759                               $ 14,412
12/31/2003            $ 14,071                          $ 14,974                               $ 14,588
 1/31/2004            $ 14,119                          $ 15,115                               $ 14,714
 2/29/2004            $ 14,189                          $ 15,197                               $ 14,804
 3/31/2004            $ 14,295                          $ 15,341                               $ 14,954
 4/30/2004            $ 14,268                          $ 15,270                               $ 14,828
 5/31/2004            $ 14,184                          $ 15,158                               $ 14,718
 6/30/2004            $ 14,272                          $ 15,306                               $ 14,825
 7/31/2004            $ 14,358                          $ 15,480                               $ 14,988
 8/31/2004            $ 14,457                          $ 15,685                               $ 15,181
 9/30/2004            $ 14,521                          $ 15,802                               $ 15,295
10/31/2004            $ 14,606                          $ 15,963                               $ 15,421
11/30/2004            $ 14,607                          $ 15,999                               $ 15,431
12/31/2004            $ 14,698                          $ 16,123                               $ 15,534
 1/31/2005            $ 14,684                          $ 16,124                               $ 15,539
 2/28/2005            $ 14,749                          $ 16,210                               $ 15,611
 3/31/2005            $ 14,633                          $ 15,982                               $ 15,393
 4/30/2005            $ 14,603                          $ 15,992                               $ 15,433
 5/31/2005            $ 14,699                          $ 16,173                               $ 15,601
 6/30/2005            $ 14,793                          $ 16,340                               $ 15,764
 7/31/2005            $ 14,872                          $ 16,489                               $ 15,899
 8/31/2005            $ 14,953                          $ 16,541                               $ 15,943
 9/30/2005            $ 14,960                          $ 16,488                               $ 15,879
10/31/2005            $ 14,988                          $ 16,467                               $ 15,855
11/30/2005            $ 15,068                          $ 16,493                               $ 15,831
12/31/2005            $ 15,132                          $ 16,586                               $ 15,908
 1/31/2006            $ 15,234                          $ 16,869                               $ 16,236
 2/28/2006            $ 15,297                          $ 16,868                               $ 16,210
 3/31/2006            $ 15,349                          $ 17,038                               $ 16,381
 4/30/2006            $ 15,383                          $ 17,111                               $ 16,432
 5/31/2006            $ 15,419                          $ 17,177                               $ 16,480
 6/30/2006            $ 15,436                          $ 17,214                               $ 16,528
 7/31/2006            $ 15,547                          $ 17,407                               $ 16,731
 8/31/2006            $ 15,678                          $ 17,692                               $ 17,032
 9/30/2006            $ 15,752                          $ 17,846                               $ 17,163
10/31/2006            $ 15,866                          $ 18,022                               $ 17,329
11/30/2006            $ 15,958                          $ 18,268                               $ 17,542

--------------------------------------------------------------------------------

2 The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and the 30% Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an Index.

3 The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an Index.

4     Fund characteristics and credit quality are subject to change.

5 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

6 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

7 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

8 The chart compares the performance of the WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND Investor Class for the life of the Fund with the Short-Term High Yield Bond Index III and the Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                        PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

ADVISER                                  SUBADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGER                             FUND INCEPTION DATE
   Jay N. Mueller, CFA                     11/25/1988
   Thomas M. Price, CFA

HOW DID THE FUND PERFORM OVER THE SIX-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 2.56% 1 for the six-month period that ended November 30, 2006, slightly under-performing its benchmark, the Lehman Brothers Short-Term U.S. Government/Credit Bond Index 2, which returned 2.66%. In addition, the Fund underperformed the Lehman Brothers 9-12 Month U.S. Short Treasury Index 3, which returned 2.61% and it underperformed the Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 4, which returned 3.26% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUND'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Throughout the period, we pursued a strategy of seeking to minimize interest rate sensitivity by keeping the Fund's duration relatively short by allocating a significant portion of assets to floating-rate securities, whose interest rates are periodically reset in line with market conditions. This strategy detracted from performance during the period because short-term yields fell sharply despite a 0.25% increase in the Fed's overnight rate target at its June 29, 2006, meeting. Since the June meeting, the Fed has left the Federal funds interest rate unchanged at 5.25%. The duration-related drag on performance was partially offset by incremental returns from corporate bonds and mortgage-backed securities (MBS) held in the Fund.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      As market interest rates declined, we moved the Fund to a slightly more defensive duration posture by leaning marginally toward the flatter yield curve, while still maintaining our existing bias toward the short-term. Our sector allocation strategy was to maintain overweighted positions in both corporate bonds and mortgage-backed securities while increasing our commitment to U.S. agency debentures.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the U.S. economic expansion has entered a mid-cycle slowdown that may continue for several more months. In the intermediate term, weakness in the housing market and in some manufacturing industries is likely to hold the economy's growth below its potential. On the positive side, factors supporting economic growth include a firm labor market, steady consumer spending, solid gains in household income, and moderating energy prices.

      Against this backdrop, we believe that inflation (excluding the effects of energy costs) is likely to remain close to current levels. Although the Fed has signaled its concern about pressures on the core inflation rate, we believe that the U.S. central bank will remain patient with its monetary policy, concluding that its prior interest rate increases may have been sufficient to keep inflation contained. Consequently, we believe that the Fed may leave its benchmark Federal funds rate at current levels through at least the first quarter of 2007.

      BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. THE USE OF DERIVATIVES MAY REDUCE RETURNS AND/OR INCREASE VOLATILITY. CERTAIN INVESTMENT STRATEGIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENT RISK AND HIGH-YIELD SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of November 30, 2006, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND.

1 The Fund's adviser has committed through September 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. These operating expense reductions can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

            Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Income Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class and Administrator Class shares. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares of the predecessor fund, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999 for the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

2 The Lehman Brothers Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government /Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Lehman Brothers Short-Term U.S. Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the index and the Fund's portfolio). However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of August 1, 2004.You cannot invest directly in an Index.

PERFORMANCE HIGHLIGHTS                        WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 1 (%) (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

                                                                                   6-Months*   1-Year   5-Year   10-Year
------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Administrator Class (Incept. Date 04/11/2005)      2.57       4.82     2.67      4.21
------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Advisor Class (Incept. Date 08/31/1999)            2.47       4.61     2.35      3.81
------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Institutional Class (Incept. Date 08/31/1999)      2.70       5.08     3.00      4.43
------------------------------------------------------------------------------------------------------------------------
   Ultra Short-Term Income Fund - Investor Class (Incept. Date 11/25/1988)           2.56       4.69     2.51      4.10
------------------------------------------------------------------------------------------------------------------------
   Benchmarks
------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers Short-Term U.S. Government/Credit Bond Index 2                 2.66       4.79      N/A       N/A
------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 9-12 Month U.S. Short Treasury Index 3                         2.61       4.46     2.43      4.20
------------------------------------------------------------------------------------------------------------------------
      Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 4                   3.26       4.61     3.27      4.97

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS 5 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
   Portfolio Turnover**                                                      10%
--------------------------------------------------------------------------------
   Average Credit Quality 6                                                 Aa2
--------------------------------------------------------------------------------
   Weighted Average Coupon                                                 5.89%
--------------------------------------------------------------------------------
   Estimated Weighted Average Maturity                               2.09 years
--------------------------------------------------------------------------------
   Estimated Average Duration                                        0.29 years
--------------------------------------------------------------------------------
   Net Asset Value (NAV) (Admin, Adv,
      Inst, Inv Class)                               $9.07, $9.10, $9.10, $9.11

**    THIS MEASURE IS BASED ON SIX MONTHS OF THE FUND'S ACTIVITY.

PORTFOLIO ALLOCATION 5 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

Municipal Bonds                                   2%
Cash Management                                   6%
GNMA                                              3%
FHLMC                                             3%
FNMA                                              4%
Asset Backed Securities                          19%
Collateralized Mortgage Securities               27%
Foreign Corporate Bonds                           6%
Corporate Bonds                                  30%

FUND CHARACTERISTICS 5 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------
   Distribution Rate 7 (Admin, Adv,
      Inst, Inv Class)                                5.48%, 5.28%, 5.73%, 5.24%
--------------------------------------------------------------------------------
   30-Day SEC Yield 8 (Admin, Adv,
      Inst, Inv Class)                                5.30%, 5.10%, 5.55%, 5.06%

GROWTH OF $10,000 INVESTMENT 9 (AS OF NOVEMBER 30, 2006)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                WELLS FARGO ADVANTAGE ULTRA   Lehman Brothers 9-12    Lehman Brothers 1-3
                  SHORT-TERM INCOME FUND -      Month U.S. Short     Year U.S. Government/
                       Investor Class            Treasury Index        Credit Bond Index
11/30/1996               $ 10,000                   $ 10,000               $ 10,000
12/31/1996               $ 10,074                   $ 10,036               $ 10,002
 1/31/1997               $ 10,138                   $ 10,084               $ 10,050
 2/28/1997               $ 10,195                   $ 10,123               $ 10,075
 3/31/1997               $ 10,215                   $ 10,149               $ 10,067
 4/30/1997               $ 10,267                   $ 10,211               $ 10,150
 5/31/1997               $ 10,342                   $ 10,272               $ 10,221
 6/30/1997               $ 10,404                   $ 10,331               $ 10,292
 7/31/1997               $ 10,470                   $ 10,400               $ 10,406
 8/31/1997               $ 10,535                   $ 10,436               $ 10,416
 9/30/1997               $ 10,587                   $ 10,496               $ 10,496
10/31/1997               $ 10,623                   $ 10,553               $ 10,572
11/30/1997               $ 10,672                   $ 10,590               $ 10,598
12/31/1997               $ 10,729                   $ 10,645               $ 10,668
 1/31/1998               $ 10,784                   $ 10,715               $ 10,771
 2/28/1998               $ 10,834                   $ 10,745               $ 10,782
 3/31/1998               $ 10,887                   $ 10,797               $ 10,824
 4/30/1998               $ 10,928                   $ 10,848               $ 10,877
 5/31/1998               $ 11,005                   $ 10,898               $ 10,937
 6/30/1998               $ 11,060                   $ 10,950               $ 10,993
 7/31/1998               $ 11,119                   $ 11,002               $ 11,044
 8/31/1998               $ 11,103                   $ 11,083               $ 11,171
 9/30/1998               $ 11,166                   $ 11,174               $ 11,322
10/31/1998               $ 11,146                   $ 11,232               $ 11,371
11/30/1998               $ 11,201                   $ 11,247               $ 11,369
12/31/1998               $ 11,238                   $ 11,292               $ 11,412
 1/31/1999               $ 11,288                   $ 11,336               $ 11,461
 2/28/1999               $ 11,337                   $ 11,350               $ 11,413
 3/31/1999               $ 11,404                   $ 11,416               $ 11,494
 4/30/1999               $ 11,473                   $ 11,457               $ 11,533
 5/31/1999               $ 11,514                   $ 11,490               $ 11,524
 6/30/1999               $ 11,535                   $ 11,534               $ 11,558
 7/31/1999               $ 11,577                   $ 11,585               $ 11,591
 8/31/1999               $ 11,595                   $ 11,623               $ 11,621
 9/30/1999               $ 11,668                   $ 11,685               $ 11,700
10/31/1999               $ 11,689                   $ 11,725               $ 11,734
11/30/1999               $ 11,758                   $ 11,756               $ 11,760
12/31/1999               $ 11,830                   $ 11,789               $ 11,772
 1/31/2000               $ 11,876                   $ 11,830               $ 11,772
 2/29/2000               $ 11,930                   $ 11,890               $ 11,854
 3/31/2000               $ 11,989                   $ 11,949               $ 11,921
 4/30/2000               $ 12,033                   $ 12,007               $ 11,944
 5/31/2000               $ 12,097                   $ 12,060               $ 11,987
 6/30/2000               $ 12,196                   $ 12,152               $ 12,119
 7/31/2000               $ 12,269                   $ 12,218               $ 12,201
 8/31/2000               $ 12,349                   $ 12,258               $ 12,297
 9/30/2000               $ 12,447                   $ 12,330               $ 12,398
10/31/2000               $ 12,476                   $ 12,387               $ 12,454
11/30/2000               $ 12,555                   $ 12,468               $ 12,570
12/31/2000               $ 12,632                   $ 12,586               $ 12,722
 1/31/2001               $ 12,726                   $ 12,724               $ 12,903
 2/28/2001               $ 12,818                   $ 12,778               $ 12,994
 3/31/2001               $ 12,895                   $ 12,867               $ 13,100
 4/30/2001               $ 12,958                   $ 12,926               $ 13,141
 5/31/2001               $ 13,046                   $ 13,000               $ 13,222
 6/30/2001               $ 13,094                   $ 13,038               $ 13,273
 7/31/2001               $ 13,191                   $ 13,121               $ 13,440
 8/31/2001               $ 13,254                   $ 13,157               $ 13,531
 9/30/2001               $ 13,090                   $ 13,278               $ 13,733
10/31/2001               $ 13,158                   $ 13,357               $ 13,870
11/30/2001               $ 13,200                   $ 13,380               $ 13,833
12/31/2001               $ 13,171                   $ 13,412               $ 13,840
 1/31/2002               $ 13,098                   $ 13,426               $ 13,880
 2/28/2002               $ 13,079                   $ 13,456               $ 13,940
 3/31/2002               $ 13,074                   $ 13,436               $ 13,849
 4/30/2002               $ 13,123                   $ 13,517               $ 14,004
 5/31/2002               $ 13,174                   $ 13,545               $ 14,078
 6/30/2002               $ 13,149                   $ 13,611               $ 14,191
 7/31/2002               $ 13,126                   $ 13,659               $ 14,331
 8/31/2002               $ 13,149                   $ 13,675               $ 14,409
 9/30/2002               $ 13,183                   $ 13,729               $ 14,534
10/31/2002               $ 13,202                   $ 13,756               $ 14,553
11/30/2002               $ 13,220                   $ 13,760               $ 14,553
12/31/2002               $ 13,280                   $ 13,810               $ 14,710
 1/31/2003               $ 13,313                   $ 13,822               $ 14,728
 2/28/2003               $ 13,381                   $ 13,839               $ 14,810
 3/31/2003               $ 13,392                   $ 13,863               $ 14,841
 4/30/2003               $ 13,446                   $ 13,877               $ 14,898
 5/31/2003               $ 13,486                   $ 13,892               $ 14,983
 6/30/2003               $ 13,507                   $ 13,919               $ 15,016
 7/31/2003               $ 13,501                   $ 13,914               $ 14,918
 8/31/2003               $ 13,509                   $ 13,927               $ 14,924
 9/30/2003               $ 13,559                   $ 13,968               $ 15,089
10/31/2003               $ 13,567                   $ 13,963               $ 15,028
11/30/2003               $ 13,587                   $ 13,965               $ 15,029
12/31/2003               $ 13,581                   $ 14,007               $ 15,124
 1/31/2004               $ 13,618                   $ 14,026               $ 15,165
 2/29/2004               $ 13,666                   $ 14,051               $ 15,250
 3/31/2004               $ 13,714                   $ 14,067               $ 15,304
 4/30/2004               $ 13,689                   $ 14,041               $ 15,147
 5/31/2004               $ 13,689                   $ 14,040               $ 15,126
 6/30/2004               $ 13,692                   $ 14,039               $ 15,131
 7/31/2004               $ 13,726                   $ 14,068               $ 15,194
 8/31/2004               $ 13,759                   $ 14,106               $ 15,313
 9/30/2004               $ 13,793                   $ 14,105               $ 15,305
10/31/2004               $ 13,800                   $ 14,127               $ 15,359
11/30/2004               $ 13,807                   $ 14,117               $ 15,283
12/31/2004               $ 13,847                   $ 14,138               $ 15,320
 1/31/2005               $ 13,884                   $ 14,154               $ 15,317
 2/28/2005               $ 13,907                   $ 14,160               $ 15,288
 3/31/2005               $ 13,918                   $ 14,185               $ 15,276
 4/30/2005               $ 13,962                   $ 14,232               $ 15,364
 5/31/2005               $ 14,055                   $ 14,276               $ 15,430
 6/30/2005               $ 14,100                   $ 14,300               $ 15,464
 7/31/2005               $ 14,149                   $ 14,306               $ 15,423
 8/31/2005               $ 14,172                   $ 14,363               $ 15,523
 9/30/2005               $ 14,205                   $ 14,372               $ 15,484
10/31/2005               $ 14,241                   $ 14,396               $ 15,478
11/30/2005               $ 14,276                   $ 14,441               $ 15,529
12/31/2005               $ 14,330                   $ 14,496               $ 15,589
 1/31/2006               $ 14,370                   $ 14,532               $ 15,619
 2/28/2006               $ 14,409                   $ 14,567               $ 15,635
 3/31/2006               $ 14,452                   $ 14,611               $ 15,653
 4/30/2006               $ 14,510                   $ 14,659               $ 15,707
 5/31/2006               $ 14,573                   $ 14,701               $ 15,729
 6/30/2006               $ 14,627                   $ 14,741               $ 15,760
 7/31/2006               $ 14,690                   $ 14,824               $ 15,881
 8/31/2006               $ 14,769                   $ 14,896               $ 16,001
 9/30/2006               $ 14,800                   $ 14,963               $ 16,085
10/31/2006               $ 14,882                   $ 15,023               $ 16,153
11/30/2006               $ 14,946                   $ 15,085               $ 16,242

--------------------------------------------------------------------------------

3 The Lehman Brothers 9-12 Month U.S. Short Treasury Index includes aged U.S.Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an Index.

4 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S.Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

5     Fund characteristics and portfolio allocation are subject to change.

6 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

7 The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable net asset value (NAV) price.

8 SEC yields include the actual interest earned in the last 30 days (adjusted by realized gain or loss from the return of principal, if any) less expenses, divided by average shares outstanding during that period and the maximum offering price of the last day of the period. The calculation includes net asset value (NAV) on the last day of the period.

9 The chart compares the performance of the WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND Investor Class shares for the most recent ten years with the Lehman 9-12 Month U.S. Short Treasury Index and the Lehman Brothers U.S. 1-3 Year Government/Credit Bond Index. The chart assumes a hypothetical investment of $10,000 in the Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INCOME FUNDS                     FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period (June 1, 2006 to November 30, 2006).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                     Beginning      Ending
                                                      Account       Account       Expenses       Net Annual
                                                       Value         Value       Paid During      Expense
                                                    06/01/2006    11/30/2006    the Period(1)      Ratio
Corporate Bond Fund
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Advisor Class
Actual                                              $ 1,000.00    $ 1,066.00       $ 5.08          0.98%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.16       $ 4.96          0.98%
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Institutional Class
Actual                                              $ 1,000.00    $ 1,068.00       $ 3.16          0.61%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,022.01       $ 3.09          0.61%
-----------------------------------------------------------------------------------------------------------
Corporate Bond Fund - Investor Class
Actual                                              $ 1,000.00    $ 1,065.80       $ 5.23          1.01%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.00       $ 5.11          1.01%

Government Securities Fund
-----------------------------------------------------------------------------------------------------------
Government Securities Fund - Class C
Actual                                              $ 1,000.00    $ 1,047.80       $ 8.73          1.70%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,016.55       $ 8.59          1.70%
-----------------------------------------------------------------------------------------------------------
Government Securities Fund - Administrator Class
Actual                                              $ 1,000.00    $ 1,053.00       $ 3.60          0.70%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,021.56       $ 3.55          0.70%
-----------------------------------------------------------------------------------------------------------
Government Securities Fund - Advisor Class
Actual                                              $ 1,000.00    $ 1,051.80       $ 4.78          0.93%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.41       $ 4.71          0.93%
-----------------------------------------------------------------------------------------------------------
Government Securities Fund - Institutional Class
Actual                                              $ 1,000.00    $ 1,055.20       $ 2.47          0.48%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,022.66       $ 2.43          0.48%
-----------------------------------------------------------------------------------------------------------
Government Securities Fund - Investor Class
Actual                                              $ 1,000.00    $ 1,051.50       $ 5.04          0.98%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.16       $ 4.96          0.98%

FUND EXPENSES (UNAUDITED)                     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                     Beginning      Ending
                                                      Account      Account        Expenses       Net Annual
                                                       Value        Value        Paid During      Expense
                                                    06/01/2006    11/30/2006    the Period(1)      Ratio
High Income Fund
-----------------------------------------------------------------------------------------------------------
High Income Fund - Advisor Class
Actual                                              $ 1,000.00    $ 1,052.60       $ 4.43          0.86%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.76       $ 4.36          0.86%
-----------------------------------------------------------------------------------------------------------
High Income Fund - Institutional Class
Actual                                              $ 1,000.00    $ 1,053.30       $ 2.16          0.42%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,022.96       $ 2.13          0.42%
-----------------------------------------------------------------------------------------------------------
High Income Fund - Investor Class
Actual                                              $ 1,000.00    $ 1,052.60       $ 4.43          0.86%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.76       $ 4.36          0.86%

Short-Term Bond Fund
-----------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Advisor Class
Actual                                              $ 1,000.00    $ 1,032.60       $ 4.38          0.86%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.76       $ 4.36          0.86%
-----------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Institutional Class
Actual                                              $ 1,000.00    $ 1,034.50       $ 2.50          0.49%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,022.61       $ 2.48          0.49%
-----------------------------------------------------------------------------------------------------------
Short-Term Bond Fund - Investor Class
Actual                                              $ 1,000.00    $ 1,032.30       $ 4.64          0.91%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.51       $ 4.61          0.91%

Short-Term High Yield Bond Fund
-----------------------------------------------------------------------------------------------------------
Short-Term High Yield Bond Fund - Advisor Class
Actual                                              $ 1,000.00    $ 1,035.00       $ 4.39          0.86%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.76       $ 4.36          0.86%
-----------------------------------------------------------------------------------------------------------
Short-Term High Yield Bond Fund - Investor Class
Actual                                              $ 1,000.00    $ 1,035.00       $ 4.39          0.86%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.76       $ 4.36          0.86%

Ultra Short-Term Income Fund
-----------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Administrator Class
Actual                                              $ 1,000.00    $ 1,025.70       $ 3.05          0.60%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,022.06       $ 3.04          0.60%
-----------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Advisor Class
Actual                                              $ 1,000.00    $ 1,024.70       $ 4.06          0.80%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,021.06       $ 4.05          0.80%
-----------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Institutional Class
Actual                                              $ 1,000.00    $ 1,027.00       $ 2.07          0.35%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,027.14       $ 2.07          0.35%
-----------------------------------------------------------------------------------------------------------
Ultra Short-Term Income Fund - Investor Class
Actual                                              $ 1,000.00    $ 1,025.60       $ 4.27          0.84%
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $ 1,000.00    $ 1,020.86       $ 4.26          0.84%


(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six-month period).

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE  BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.00%
$       782  FHLMC #170027                                                             14.75%       03/01/2010    $          876
      3,753  FHLMC #170065                                                             14.00        09/01/2012             4,309

                                                                                                                           5,185
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.00%
      2,050  GNMA #45265                                                               15.00        08/15/2011             2,338
      1,274  GNMA #53809                                                               15.00        02/15/2012             1,458
      1,863  GNMA #54340                                                               15.00        05/15/2012             2,133

                                                                                                                           5,929
                                                                                                                  --------------
SMALL BUSINESS ADMINISTRATION - 0.01%
    284,248  SBA #40013++(c)(i)                                                         2.97        09/30/2017             7,106
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $581,936)                                                                                   18,220
                                                                                                                  --------------
CORPORATE BONDS & NOTES - 74.77%

AGRICULTURAL PRODUCTION CROPS - 0.74%
  2,129,000  BUNGE LIMITED FINANCE CORPORATION                                          4.38        12/15/2008         2,084,960
                                                                                                                  --------------
BUSINESS SERVICES - 0.77%
  1,097,000  BEAVER VALLEY II FUNDING CORPORATION                                       8.63        06/01/2007         1,110,800
    995,000  SB TREASURY COMPANY LLC+/-++                                               9.40        12/31/2049         1,052,968

                                                                                                                       2,163,768
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 1.30%
  1,600,000  TEVA PHARMACEUTICAL FINANCE LLC                                            6.15        02/01/2036         1,610,464
  1,925,000  WYETH                                                                      6.95        03/15/2011         2,060,123

                                                                                                                       3,670,587
                                                                                                                  --------------
COMMUNICATIONS - 9.78%
  2,230,000  AT&T CORPORATION                                                           8.00        11/15/2031         2,847,594
  1,135,000  CITIZENS COMMUNICATIONS COMPANY                                            6.25        01/15/2013         1,110,881
  3,025,000  COMCAST CORPORATION                                                        5.88        02/15/2018         3,038,243
  1,185,000  COMCAST CORPORATION                                                        6.45        03/15/2037         1,220,006
  1,200,000  COX COMMUNICATIONS INCORPORATED                                            4.63        01/15/2010         1,180,942
    955,000  EMBARQ CORPORATION                                                         7.08        06/01/2016           989,111
  2,215,000  EMBARQ CORPORATION                                                         8.00        06/01/2036         2,397,259
  1,375,000  HISTORIC TW INCORPORATED                                                   6.63        05/15/2029         1,426,381
  1,220,000  NEWS AMERICA HOLDINGS INCORPORATED                                         6.20        12/15/2034         1,216,751
  1,080,000  NEWS AMERICA HOLDINGS INCORPORATED<<                                       8.25        08/10/2018         1,294,010
  2,835,000  NEXTEL COMMUNICATIONS SERIES F                                             5.95        03/15/2014         2,785,388
  2,055,000  QWEST CORPORATION<<                                                        7.63        06/15/2015         2,193,713
      5,000  SPRINT NEXTEL CORPORATION                                                  6.00        12/01/2016             5,000
  2,160,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                    6.13        01/15/2013         2,233,637
  1,000,000  VERIZON (NEW YORK) INCORPORATED SERIES B<<                                 7.38        04/01/2032         1,067,477
  1,555,000  VIACOM INCORPORATED<<                                                      5.75        04/30/2011         1,568,053
  1,040,000  VIACOM INCORPORATED                                                        6.88        04/30/2036         1,068,454

                                                                                                                      27,642,900
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS - 5.35%
$ 4,500,000  CITIGROUP INCORPORATED                                                     5.00%       09/15/2014     $   4,448,214
  1,420,000  COMERCIA BANK SERIES BKNT                                                  5.75        11/21/2016         1,439,704
  1,390,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                               5.63        01/31/2049         1,380,071
  1,775,000  JPMORGAN CHASE & COMPANY                                                   5.13        09/15/2014         1,764,000
  1,695,000  M&T BANK CORPORATION+/-++                                                  3.85        04/01/2013         1,669,394
  1,680,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                                   5.63        12/01/2021         1,680,000
  2,605,000  WASHINGTON MUTUAL CAPITAL I                                                8.38        06/01/2027         2,738,251

                                                                                                                      15,119,634
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.93%
  1,540,000  DARDEN RESTAURANTS                                                         6.00        08/15/2035         1,425,258
  1,070,000  YUM! BRANDS INCORPORATED                                                   8.88        04/15/2011         1,213,537

                                                                                                                       2,638,795
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 8.88%
  2,250,000  CAROLINA POWER & LIGHT COMPANY                                             5.15        04/01/2015         2,233,319
    825,000  CLEVELAND ELECTRIC ILLUMINATION                                            5.65        12/15/2013           834,031
  1,300,000  CONSUMERS ENERGY COMPANY                                                   5.50        08/15/2016         1,298,918
  3,660,000  CONSUMERS ENERGY COMPANY SERIES B<<                                        5.38        04/15/2013         3,672,444
  1,682,400  FPL ENERGY NATIONAL WIND++                                                 6.13        03/25/2019         1,646,918
  3,485,000  IPALCO ENTERPRISES INCORPORATED                                            8.38        11/14/2008         3,624,400
    955,000  IPALCO ENTERPRISES INCORPORATED                                            8.63        11/14/2011         1,036,175
  3,045,000  MONONGAHELA POWER COMPANY                                                  6.70        06/15/2014         3,294,967
  1,550,000  NEVADA POWER COMPANY SERIES N                                              6.65        04/01/2036         1,660,913
  1,025,000  NEVADA POWER COMPANY SERIES O                                              6.50        05/15/2018         1,084,359
  1,220,000  NISOURCE FINANCE CORPORATION                                               5.25        09/15/2017         1,161,847
    770,000  POTOMAC EDISON COMPANY                                                     5.35        11/15/2014           769,480
  1,550,000  SOUTHERN CALIFORNIA EDISON                                                 7.63        01/15/2010         1,655,329
  1,165,000  WESTAR ENERGY INCORPORATED                                                 5.88        07/15/2036         1,143,118

                                                                                                                      25,116,218
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 1.99%
  1,760,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                              5.65        06/09/2014         1,810,130
  2,203,356  SALTON SEA FUNDING SERIES C                                                7.84        05/30/2010         2,256,006
  1,470,000  XEROX CORPORATION                                                          6.75        02/01/2017         1,563,169

                                                                                                                       5,629,305
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.63%
  2,045,000  DEAN FOODS COMPANY                                                         7.00        06/01/2016         2,088,456
  2,520,000  KRAFT FOODS INCORPORATED                                                   5.25        10/01/2013         2,524,566

                                                                                                                       4,613,022
                                                                                                                  --------------
FOOD STORES - 1.15%
  1,680,000   DELHAIZE AMERICA INCORPORATED                                             9.00        04/15/2031         2,037,927
  1,085,000   SAFEWAY INCORPORATED                                                      7.25        02/01/2031         1,214,825

                                                                                                                       3,252,752
                                                                                                                  --------------
FORESTRY - 0.75%
  2,103,000  WEYERHAEUSER COMPANY                                                       5.95        11/01/2008         2,128,270
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
GAMING - 0.63%
$ 1,820,000  MASHANTUCKET WEST PEQUOT++                                                 5.91%       09/01/2021    $    1,778,777
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.82%
  2,000,000  JC PENNEY CORPORATION                                                      9.00        08/01/2012         2,332,888
                                                                                                                  --------------
HEALTH SERVICES - 0.61%
  1,585,000  MEDCO HEALTH SOLUTIONS INCORPORATED                                        7.25        08/15/2013         1,726,008
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES - 4.59%
  1,195,000  ALAMOSA DELAWARE INCORPORATED                                              8.50        01/31/2012         1,269,720
  3,500,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED                                4.88        08/15/2010         3,488,937
  2,210,000  FUND AMERICAN COMPANIES INCORPORATED                                       5.88        05/15/2013         2,226,316
  3,000,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                                     4.13        03/04/2008         2,964,696
  3,075,000  OMX TIMBER FINANCE INVESTMENTS LLC SERIES 1++                              5.42        01/29/2020         3,018,082

                                                                                                                      12,967,751
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.57%
  1,595,000  CISCO SYSTEMS INCORPORATED                                                 5.25        02/22/2011         1,612,271
                                                                                                                  --------------
INSURANCE CARRIERS - 2.31%
  2,750,000  FIDELITY NATIONAL TITLE                                                    7.30        08/15/2011         2,917,343
  1,470,000  METLIFE INCORPORATED                                                       5.00        06/15/2015         1,443,903
  1,100,000  UNUMPROVIDENT FINANCE COMPANY++                                            6.85        11/15/2015         1,163,162
  1,000,000  WR BERKLEY CAPITAL TRUST                                                   8.20        12/15/2045         1,001,634

                                                                                                                       6,526,042
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 0.73%
  2,000,000  THERMO ELECTRON CORPORATION                                                7.63        10/30/2008         2,078,684
                                                                                                                  --------------
METAL MINING - 0.56%
  1,635,000  CODELCO INCORPORATED++                                                     4.75        10/15/2014         1,576,675
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 0.30%
    840,000  CVS LEASE PASS THROUGH SERIES T++                                          6.04        12/10/2028           854,507
                                                                                                                  --------------
MOTION PICTURES - 0.35%
    980,000  TIME WARNER INCORPORATED                                                   6.50        11/15/2036         1,000,735
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 4.38%
  1,490,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                            5.85        06/01/2013         1,535,715
  1,385,000  CAPITAL ONE BANK                                                           6.50        06/13/2013         1,475,711
  1,375,000  FORD MOTOR CREDIT COMPANY                                                  6.63        06/16/2008         1,367,328
  2,685,998  FPL ENERGY CAITHNESS FUNDING++                                             7.65        12/31/2018         2,947,077
  1,125,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                      6.13        01/22/2008         1,124,542
  1,685,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                      6.88        08/28/2012         1,736,443
  2,150,000  RESIDENTIAL CAPITAL CORPORATION                                            6.38        06/30/2010         2,201,260

                                                                                                                      12,388,076
                                                                                                                  --------------
OIL & GAS EXTRACTION - 2.37%
    445,000  DEVON FINANCING CORPORATION ULC                                            7.88        09/30/2031           552,614
  2,235,000  ENERGY TRANSFER PARTNERS LP<<                                              5.95        02/01/2015         2,283,993
  2,160,000  PEMEX PROJECT FUNDING MASTER TRUST                                         8.85        09/15/2007         2,209,680

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION (CONTINUED)
$ 1,665,000  PEMEX PROJECT FUNDING MASTER TRUST                                         5.75%       12/15/2015     $   1,656,675

                                                                                                                       6,702,962
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.87%
  1,355,000  INTERNATIONAL PAPER COMPANY                                                6.75        09/01/2011         1,449,105
  1,000,000  PLUM CREEK TIMBERLANDS                                                     5.88        11/15/2015           999,614

                                                                                                                       2,448,719
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES - 1.01%
  1,500,000  AMERADA HESS CORPORATION                                                   7.13        03/15/2033         1,691,324
  1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                                    5.60        10/15/2014         1,164,955

                                                                                                                       2,856,279
                                                                                                                  --------------
PIPELINES, EXCEPT NATURAL GAS - 1.86%
    915,000  KINDER MORGAN ENERGY PARTNERS LP                                           5.13        11/15/2014           882,338
  2,155,000  PLAINS ALL AMERICAN PIPELINE LP                                            5.63        12/15/2013         2,150,528
  1,910,000  TEXAS EASTERN TRANSMISSION LP<<                                            7.00        07/15/2032         2,216,460

                                                                                                                       5,249,326
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.20%
    520,000  CBS CORPORATION                                                            7.88        07/30/2030           579,946
                                                                                                                  --------------
RAILROAD TRANSPORTATION - 3.18%
  1,240,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                   8.13        04/15/2020         1,517,126
  1,842,000  NORFOLK SOUTHERN CORPORATION                                               5.64        05/17/2029         1,840,862
  4,480,000  UNION PACIFIC CORPORATION                                                  5.75        10/15/2007         4,485,578
  1,080,000  UNION PACIFIC CORPORATION<<                                                6.50        04/15/2012         1,145,905

                                                                                                                       8,989,471
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.61%
  1,265,000  AVALONBAY COMMUNITIES SERIES MTN                                           6.63        09/15/2011         1,342,378
  1,310,000  BRANDYWINE OPERATION PARTNERS                                              5.75        04/01/2012         1,335,098
  1,255,000  EOP OPERATING LP                                                           6.75        02/15/2012         1,360,478
  2,785,000  EQUITY ONE INCORPORATED                                                    3.88        04/15/2009         2,689,327
  2,075,000  ERP OPERATING LP<<                                                         6.95        03/02/2011         2,218,102
  2,660,000  HRPT PROPERTIES TRUST                                                      5.75        02/15/2014         2,686,579
  1,040,000  ISTAR FINANCIAL INCORPORATED++                                             5.95        10/15/2013         1,059,301
  1,880,000  LIBERTY PROPERTY LP                                                        7.25        03/15/2011         2,011,055
  1,210,000  ROUSE COMPANY                                                              3.63        03/15/2009         1,148,669

                                                                                                                      15,850,987
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 6.41%
  2,000,000  CITIGROUP INCORPORATED                                                     4.63        08/03/2010         1,979,040
  6,000,000  GOLDMAN SACHS GROUP INCORPORATED                                           5.50        11/15/2014         6,079,860
  3,000,000  LEHMAN BROTHERS HOLDINGS                                                   4.50        07/26/2010         2,948,799
  2,000,000  MERRILL LYNCH & COMPANY INCORPORATED                                       6.22        09/15/2026         2,106,118
  5,000,000  MORGAN STANLEY<<                                                           5.05        01/21/2011         5,003,135

                                                                                                                      18,116,952
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TOBACCO PRODUCTS - 0.91%
$ 2,480,000  ALTRIA GROUP INCORPORATED                                                  7.65%       07/01/2008    $    2,564,781
                                                                                                                  --------------
TRANSPORTATION BY AIR - 1.03%
  2,437,000  RAYTHEON COMPANY<<                                                         7.20        08/15/2027         2,920,686
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 1.84%
  2,175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     6.50        11/15/2013         2,262,283
  1,265,000  GOODRICH COMPANY                                                           6.29        07/01/2016         1,321,301
  1,615,000  JOHNSON CONTROLS INCORPORATED                                              5.25        01/15/2011         1,613,135

                                                                                                                       5,196,719
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.36%
    975,000  AVNET INCORPORATED                                                         6.63        09/15/2016         1,020,920
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $208,466,530)                                                                    211,400,373
                                                                                                                  --------------
FOREIGN CORPORATE BONDS - 10.96%
  1,255,000  BARCLAYS BANK PLC+/-++                                                     5.93        12/31/2049         1,281,204
  1,095,000  BSKYB FINANCE UK PLC++                                                     5.63        10/15/2015         1,090,766
  3,245,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.25        06/15/2030         4,114,764
  1,440,000  EMBRAER OVERSEAS LIMITED<<++                                               6.38        01/24/2017         1,445,040
  1,245,000  FBG FINANCE LIMITED<<++                                                    5.13        06/15/2015         1,200,409
  2,180,000  GRUPO TELEVISA SA                                                          6.63        03/18/2025         2,302,104
  2,500,000  HSBC HOLDINGS PLC                                                          6.50        05/02/2036         2,771,993
  1,605,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                        6.35        07/29/2049         1,658,214
  2,750,000  ROGERS WIRELESS INCORPORATED                                               6.38        03/01/2014         2,760,313
  1,615,000  SABMILLER PLC++                                                            6.20        07/01/2011         1,669,954
  1,000,000  SUMITOMO MITSUI BANKING<<+/-++                                             5.63        07/29/2049           994,165
  2,000,000  TELECOM ITALIA CAPITAL                                                     5.25        10/01/2015         1,891,672
  1,490,000  TELECOM ITALIA CAPITAL                                                     7.20        07/18/2036         1,595,120
    680,000  TELEFONICA EMISIONES SAU                                                   5.98        06/20/2011           698,234
    835,000  TELEFONICA EMISIONES SAU<<                                                 7.05        06/20/2036           910,633
  2,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                              7.38        12/15/2028         3,142,172
  1,440,000  WESTFIELD GROUP++                                                          5.70        10/01/2016         1,463,691

TOTAL FOREIGN CORPORATE BONDS@ (COST $29,610,300)                                                                     30,990,448
                                                                                                                  --------------
FOREIGN GOVERNMENT BONDS - 4.53%
  1,580,000  COMMONWEALTH BANK AUSTRALIA+/-++                                           6.02        03/29/2049         1,613,090
  1,250,000  CONTROLADORA COMERCIAL MEXICANA                                            6.63        06/01/2015         1,319,213
    960,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                    6.13        10/06/2016           964,800
  1,905,000  REPUBLIC OF BRAZIL<<                                                       6.00        01/17/2017         1,881,188
  1,915,000  REPUBLIC OF COLOMBIA                                                       7.38        09/18/2037         1,996,388
  4,580,000  UNITED MEXICAN STATES<<                                                    7.50        01/14/2012         5,033,420

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $12,316,781)                                                                    12,808,099
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 2.08%

CALIFORNIA - 0.40%
  1,135,000  BELL CA PUBLIC FINANCING AUTHORITY TAXABLE BOND ANTICIPATED
             NOTES(PROPERTY TAX REVENUE)                                                7.40        11/01/2007         1,134,989
                                                                                                                  --------------
IOWA - 0.16%
    440,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
             REVENUE LOC)+/-%%%                                                         6.79        06/01/2010           451,814
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
LOUISIANA - 0.54%
$ 1,533,195  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A
             (OTHER REVENUE LOC)+/-%%%                                                  6.36%       05/15/2025    $    1,533,502
                                                                                                                  --------------
OREGON - 0.62%
  1,720,000  COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A
             (OTHER REVENUE)+/-%%%                                                      6.88        10/01/2011         1,749,808
                                                                                                                  --------------

WISCONSIN - 0.36%
  1,000,000  DANE COUNTY WI (PROPERTY TAX REVENUE)+/-%%%                                5.85        12/01/2022         1,018,090
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $5,821,948)                                                                        5,888,203
                                                                                                                  --------------
US TREASURY SECURITIES - 5.51%

US TREASURY BILLS - 0.08%
    210,000  US TREASURY BILL^#                                                         4.98        01/25/2007           208,446
                                                                                                                  --------------
US TREASURY BONDS - 2.52%
  2,090,000  US TREASURY BOND<<                                                         5.38        02/15/2031         2,316,961
  4,865,000  US TREASURY BOND<<                                                         4.50        02/15/2036         4,816,729

                                                                                                                       7,133,690
                                                                                                                  --------------
US TREASURY NOTES - 2.91%
  6,015,000  US TREASURY NOTE<<                                                         4.63        08/31/2011         6,060,113
    380,000  US TREASURY NOTE<<                                                         4.88        08/15/2016           391,949
  1,750,000  US TREASURY NOTE                                                           4.63        11/15/2016         1,772,969

                                                                                                                       8,225,031
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $15,313,403)                                                                       15,567,167
                                                                                                                  --------------
TERM LOANS - 0.51%
  1,436,400  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                                7.31        04/24/2012         1,445,119
                                                                                                                  --------------

TOTAL TERM LOANS (COST $1,439,584)                                                                                     1,445,119
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 11.61%

COLLATERAL INVESTED IN OTHER ASSETS - 11.61%
     33,762  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                    5.38        06/29/2007            33,782
     66,560  ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                  5.46        01/16/2007            66,574
     29,422  ABN AMRO BANK NV+/-                                                        5.43        05/11/2007            29,430
     11,576  ALLIED IRISH BANKS NORTH AMERICA                                           5.31        12/04/2006            11,571
     96,464  AMERICAN EXPRESS BANK+/-                                                   5.39        11/21/2007            96,572
    443,735  AMERICAN EXPRESS BANK FSB+/-                                               5.28        01/26/2007           443,735
    279,746  AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.35        12/14/2007           279,858
      9,646  AMERICAN HONDA FINANCE+/-++                                                5.46        09/27/2007             9,659
    241,161  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.34        05/10/2007           241,161
    192,928  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                          5.30        04/25/2007           192,936
     13,447  ATOMIUM FUNDING CORPORATION                                                5.35        02/08/2007            13,312
     34,727  BANK OF AMERICA NA+/-                                                      5.69        09/06/2007            34,833
      8,682  BANK OF IRELAND                                                            5.30        12/05/2006             8,677
     24,116  BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                      5.42        01/12/2007            24,118
     48,232  BEAR STEARNS & COMPANY+/-                                                  5.94        09/27/2007            48,492
  2,073,980  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE                5.36        12/01/2006         2,073,980
             $2,074,289)
     18,521  BEAR STEARNS & COMPANY SERIES MTNB+/-                                      5.53        01/16/2007            18,525
    627,017  BEAR STEARNS COMPANIES INCORPORATED+/-                                     5.39        02/23/2007           627,017

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   964,642  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE
             $964,786)                                                                  5.36%       12/01/2006    $      964,642
    144,696  BETA FINANCE INCORPORATED+/-++                                             5.34        07/17/2007           144,741
     19,293  BHP BILLITON FINANCE (USA) LIMITED                                         5.32        12/28/2006            19,217
    627,017  BUCKINGHAM II CDO LLC                                                      5.31        12/20/2006           625,280
    241,161  BUCKINGHAM II CDO LLC++                                                    5.34        01/22/2007           239,335
    488,755  BUCKINGHAM III CDO LLC                                                     5.30        12/06/2006           488,398
    241,161  BUCKINGHAM III CDO LLC++                                                   5.31        12/15/2006           240,669
    138,426  CAIRN HIGH GRADE FUNDING I LLC++                                           5.35        02/01/2007           137,178
    163,989  CANCARA ASSET SECURITIZATION LIMITED++                                     5.33        12/04/2006           163,917
  1,398,760  CEDAR SPRINGS CAPITAL COMPANY                                              5.35        12/01/2006         1,398,760
    141,841  CEDAR SPRINGS CAPITAL COMPANY                                              5.30        12/06/2006           141,737
     69,194  CEDAR SPRINGS CAPITAL COMPANY                                              5.33        12/18/2006            69,022
      3,579  CEDAR SPRINGS CAPITAL COMPANY++                                            5.35        01/08/2007             3,559
     35,364  CEDAR SPRINGS CAPITAL COMPANY                                              5.36        02/02/2007            35,039
      8,064  CEDAR SPRINGS CAPITAL COMPANY++                                            5.38        03/12/2007             7,946
    798,178  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $798,297)                   5.36        12/01/2006           798,178
      2,412  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                 5.36        01/17/2007             2,395
     48,232  CREDIT SUISSE FIRST BOSTON+/-                                              5.36        03/27/2007            48,232
     43,409  CREDIT SUISSE FIRST BOSTON+/-                                              5.47        04/05/2007            43,429
     22,090  CREDIT SUISSE FIRST BOSTON+/-                                              5.74        10/29/2007            22,177
      2,412  CROWN POINT CAPITAL COMPANY                                                5.39        04/17/2007             2,364
     67,525  CULLINAN FINANCE CORPORATION+/-++                                          5.28        12/20/2006            67,524
      8,624  CULLINAN FINANCE CORPORATION++                                             5.32        12/21/2006             8,599
    331,924  DEER VALLEY FUNDING LLC                                                    5.31        12/11/2006           331,439
     48,329  DEER VALLEY FUNDING LLC                                                    5.31        12/14/2006            48,237
    482,321  DEER VALLEY FUNDING LLC                                                    5.31        12/15/2006           481,337
    482,321  DEER VALLEY FUNDING LLC                                                    5.34        01/23/2007           478,602
     51,618  DEER VALLEY FUNDING LLC++                                                  5.35        01/24/2007            51,212
    143,423  DEER VALLEY FUNDING LLC                                                    5.35        02/06/2007           142,025
    115,757  DEER VALLEY FUNDING LLC++                                                  5.37        02/27/2007           114,274
     21,946  DEUTSCHE BANK AG+/-                                                        5.37        03/15/2007            21,834
     19,293  FAIRWAY FINANCE CORPORATION++                                              5.33        12/11/2006            19,265
    188,385  FAIRWAY FINANCE CORPORATION++                                              5.32        12/15/2006           188,001
  3,665,640  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $3,666,186)              5.36        12/01/2006         3,665,640
    482,321  FIVE FINANCE INCORPORATED+/-++                                             5.37        01/25/2007           482,533
      7,611  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.31        12/08/2006             7,603
    333,660  FOX TROT CDO LIMITED                                                       5.29        12/01/2006           333,660
    485,003  FOX TROT CDO LIMITED                                                       5.31        12/12/2006           484,227
    154,343  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007           154,343
    194,809  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.44        06/22/2007           194,959
    328,364  GENWORTH FINANCIAL INCORPORATED+/-                                         5.53        06/15/2007           328,765
    241,161  GERMAN RESIDENTIAL FUNDING+/-++                                            5.35        08/22/2007           241,161
     33,762  GOLDMAN SACHS & COMPANY+/-                                                 5.51        01/09/2007            33,768
    482,321  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                            5.46        03/30/2007           482,509
     98,393  HBOS TREASURY SERVICES PLC+/-++                                            5.45        01/12/2007            98,411
      6,752  IBM CORPORATION SERIES MTN+/-                                              5.36        06/28/2007             6,756
     29,537  ICICI BANK LIMITED                                                         5.43        12/01/2006            29,537
    337,625  ING USA ANNUITY & LIFE INSURANCE+/-                                        5.39        09/17/2007           337,625
     19,139  IRISH LIFE & PERMANENT PLC                                                 5.40        12/13/2006            19,105
      2,412  IRISH LIFE & PERMANENT PLC++                                               5.38        04/04/2007             2,368

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    45,821  JPMORGAN CHASE & COMPANY+/-                                               5.52%        12/18/2006    $       45,824
    617,371  KAUPTHING BANK SERIES MTN+/-++                                            5.38         03/20/2007           617,142
     78,290  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.30         12/01/2006            78,290
    199,266  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         12/12/2006           198,947
     37,418  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         12/15/2006            37,342
    156,793  LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.30         12/28/2006           156,175
     44,856  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.49         04/20/2007            44,891
     38,586  LIBERTY LIGHT US CAPITAL+/-++                                             5.47         04/16/2007            38,610
    408,391  LIBERTY LIGHTHOUSE FUNDING COMPANY++                                      5.31         12/08/2006           407,974
     68,673  LIBERTY STREET FUNDING CORPORATION++                                      5.31         12/15/2006            68,533
    959,819  LIBERTY STREET FUNDING CORPORATION++                                      5.29         12/29/2006           955,903
    337,625  LIQUID FUNDING LIMITED+/-++                                               5.29         12/01/2006           337,625
    173,636  LIQUID FUNDING LIMITED++                                                  5.30         12/07/2006           173,484
      2,614  LIQUID FUNDING LIMITED++                                                  5.34         12/15/2006             2,609
     46,785  LIQUID FUNDING LIMITED                                                    5.32         12/27/2006            46,608
    144,696  LIQUID FUNDING LIMITED                                                    5.44         12/28/2006           144,126
    337,625  LIQUID FUNDING LIMITED+/-++                                               5.35         12/29/2006           337,621
      4,109  MANE FUNDING CORPORATION                                                  5.31         12/18/2006             4,099
     44,856  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.50         01/26/2007            44,868
      4,823  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.53         04/20/2007             4,827
     28,939  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.47         08/27/2007            28,980
     62,026  MORGAN STANLEY+/-                                                         5.51         01/12/2007            62,036
      9,646  MORGAN STANLEY+/-                                                         5.48         01/19/2007             9,649
     37,621  MORGAN STANLEY+/-                                                         5.50         02/15/2007            37,633
    148,314  MORGAN STANLEY SERIES EXL+/-                                              5.38         12/14/2007           148,323
    241,161  NATEXIS BANQUES POPULAIRES+/-++                                           5.37         11/09/2007           240,970
    288,910  NATIONWIDE BUILDING SOCIETY+/-++                                          5.51         12/11/2006           288,919
    380,551  NATIONWIDE BUILDING SOCIETY+/-++                                          5.49         07/20/2007           380,920
      3,116  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.31         12/15/2006             3,109
     51,821  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.32         12/21/2006            51,669
     34,177  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.33         12/22/2006            34,073
    438,121  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.30         12/29/2006           436,334
    289,942  NORTH SEA FUNDING                                                         5.32         12/28/2006           288,800
    452,948  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34         05/22/2007           452,989
      9,646  RANGER FUNDING CORPORATION                                                5.32         12/15/2006             9,627
     12,984  RANGER FUNDING CORPORATION                                                5.33         12/21/2006            12,946
     28,939  REGENCY MARKETS #1                                                        5.33         12/07/2006            28,914
     11,576  REGENCY MARKETS #1                                                        5.32         12/15/2006            11,552
     51,126  REGENCY MARKETS #1                                                        5.32         12/18/2006            50,999
     31,544  ROYAL BANK OF SCOTLAND PLC+/-++                                           5.37         03/30/2007            31,555
      3,367  SAINT GERMAIN FUNDING++                                                   5.35         01/16/2007             3,344
    241,161  SEDNA FINANCE INCORPORATED+/-++                                           5.36         12/08/2006           241,161
    231,514  SEDNA FINANCE INCORPORATED+/-++                                           5.33         04/11/2007           231,542
    676,938  SLM CORPORATION+/-                                                        5.50         01/25/2007           677,114
     49,390  SLM CORPORATION+/-                                                        5.59         07/25/2007            49,481
    192,928  SLM CORPORATION+/-++                                                      5.32         12/12/2007           192,984
      5,788  SVENSKA HANDELSBANKEN INCORPORATED                                        5.34         01/26/2007             5,741
    568,232  TASMAN FUNDING INCORPORATED++                                             5.30         12/04/2006           567,982
     99,609  THAMES ASSET GLOBAL SECURITIZATION #1                                     5.29         12/29/2006            99,203
     21,907  THAMES ASSET GLOBAL SECURITIZATION #1++                                   5.33         01/11/2007            21,776

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    14,412  THUNDER BAY FUNDING INCORPORATED                                          5.31%        12/15/2006    $       14,382
     34,052  TICONDEROGA FUNDING LLC                                                   5.32         12/27/2006            33,923
    334,509  TICONDEROGA FUNDING LLC                                                   5.32         12/28/2006           333,191
  1,375,956  TIERRA ALTA FUNDING I LIMITED                                             5.31         12/19/2006         1,372,351
    964,642  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51         12/31/2007           964,642
    185,395  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/09/2007           185,391
      2,469  TULIP FUNDING CORPORATION                                                 5.38         04/25/2007             2,418
     24,116  UBS FINANCE (DELAWARE) LLC                                                5.33         12/05/2006            24,102
    241,161  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.33         03/09/2007           241,206
    381,034  VARIABLE FUNDING CAPITAL CORPORATION                                      5.32         12/06/2006           380,755
     22,148  VERSAILLES CDS LLC++                                                      5.34         12/19/2006            22,090
     15,048  VERSAILLES CDS LLC++                                                      5.33         12/21/2006            15,004
      3,656  VERSAILLES CDS LLC++                                                      5.32         12/22/2006             3,645
     78,020  VERSAILLES CDS LLC                                                        5.31         12/28/2006            77,713
    241,161  WAL-MART STORES INCORPORATED+/-                                           5.26         03/28/2007           241,163
     33,791  WHISTLEJACKET CAPITAL LIMITED                                             5.30         12/07/2006            33,762
     37,322  WHISTLEJACKET CAPITAL LIMITED                                             5.31         12/12/2006            37,262
    103,612  WHITE PINE FINANCE LLC                                                    5.31         12/13/2006           103,431
     20,045  WHITE PINE FINANCE LLC++                                                  5.31         12/15/2006            20,004
    299,521  WORLD OMNI VEHICLE LEASING                                                5.31         12/11/2006           299,082
     96,464  WORLD OMNI VEHICLE LEASING                                                5.31         12/12/2006            96,310
  1,184,050  WORLD OMNI VEHICLE LEASING                                                5.31         12/14/2006         1,181,800

                                                                                                                      32,835,216
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $32,835,216)                                                            32,835,216
                                                                                                                  --------------
SHARES

TOTAL SHORT-TERM INVESTMENTS - 0.99%
  2,803,581  WELLS FARGO MONEY MARKET TRUST~+++                                                                        2,803,581
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,803,581)                                                                         2,803,581
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $309,189,279)*                                             110.97%                                          $  313,756,426
OTHER ASSETS AND LIABILITIES, NET                                (10.97)                                             (31,014,844)
                                                                 ------                                           --------------
TOTAL NET ASSETS                                                 100.00%                                          $  282,741,582
                                                                 ------                                           --------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)   ILLIQUID SECURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%% THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,803,581.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
AGENCY SECURITIES - 54.35%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 11.29%
$39,525,000  FHLMC<<                                                                   5.13%        10/24/2007    $   39,539,466
 15,000,000  FHLMC<<                                                                   4.75         05/06/2013        14,624,265
     25,451  FHLMC #160053                                                             8.00         07/01/2008            25,673
         17  FHLMC #170046                                                            14.50         03/01/2011                19
        151  FHLMC #170053                                                            14.75         08/01/2011               171
      4,986  FHLMC #170053                                                            15.00         08/01/2011             5,669
        281  FHLMC #170069                                                            14.00         11/01/2012               325
     82,020  FHLMC #170215                                                             8.00         02/01/2017            85,657
    104,682  FHLMC #170235                                                            10.50         08/01/2019           117,928
      9,964  FHLMC #181626                                                             8.50         07/01/2007            10,023
     14,927  FHLMC #182079                                                             8.00         02/01/2010            15,232
     16,642  FHLMC #182104                                                             8.00         12/01/2010            16,981
     12,120  FHLMC #1B0123+/-                                                          7.53         09/01/2031            12,222
     15,601  FHLMC #1B0128+/-                                                          7.53         09/01/2031            15,730
  1,043,389  FHLMC #1B0129+/-                                                          6.13         09/01/2031         1,051,631
    118,969  FHLMC #272877                                                             8.00         08/01/2009           120,008
     96,563  FHLMC #279063                                                             9.00         08/01/2009            98,376
    147,352  FHLMC #552435                                                            10.50         08/01/2020           167,405
     41,770  FHLMC #555158                                                             8.50         05/01/2016            42,409
    676,438  FHLMC #555503                                                             9.00         04/01/2021           717,115
    212,435  FHLMC #555515                                                             8.50         10/01/2013           213,683
    962,006  FHLMC #611023+/-                                                          6.77         10/01/2026           980,252
    225,127  FHLMC #786210+/-                                                          6.46         01/01/2026           221,885
  1,934,348  FHLMC #786823+/-                                                          7.06         07/01/2029         1,981,983
  1,055,008  FHLMC #789483+/-                                                          5.62         06/01/2032         1,082,551
    263,594  FHLMC #865496+/-                                                          5.52         05/01/2026           266,412
    197,659  FHLMC #884009                                                            10.50         05/01/2020           224,785
     54,108  FHLMC #A01434                                                             9.00         06/01/2016            56,358
    332,952  FHLMC #A01562                                                             9.00         11/01/2018           351,869
    120,304  FHLMC #A01607                                                             8.50         06/01/2011           121,888
    197,969  FHLMC #A01620                                                             9.00         04/01/2017           209,217
    152,368  FHLMC #A01860                                                             8.50         06/01/2017           153,646
  2,382,923  FHLMC #E79794                                                             7.00         10/01/2014         2,448,741
    392,886  FHLMC #G00319                                                             9.50         04/01/2025           429,132
    461,044  FHLMC #G01236                                                            10.00         10/01/2021           502,531
 12,011,641  FHLMC #G08102                                                             6.50         12/01/2035        12,259,145
     61,183  FHLMC #G10783                                                             8.50         06/01/2012            63,934
    815,723  FHLMC #G11136                                                             6.50         05/01/2011           821,683
    487,582  FHLMC #G11200<<                                                           8.00         01/01/2012           502,540
  7,953,830  FHLMC #G11209                                                             7.50         12/01/2011         8,130,038
  2,761,306  FHLMC #G11345<<                                                           7.50         12/01/2011         2,818,309
  4,612,934  FHLMC #G11368                                                             7.50         12/01/2012         4,729,193
 14,953,776  FHLMC #G18005<<                                                           5.00         08/01/2019        14,825,915
  1,958,539  FHLMC #G80106                                                            10.00         08/17/2022         2,199,529
  3,247,537  FHLMC #G80116<<                                                          10.00         02/17/2025         3,584,695
  4,060,357  FHLMC #G80193                                                             9.50         09/17/2022         4,393,165

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
$   656,649  FHLMC #G90023                                                             7.00%        11/17/2013    $      673,810
     63,220  FHLMC #N70012                                                            10.50         08/01/2020            71,491

                                                                                                                     120,984,685
                                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 40.09%
 28,250,000  FNMA<<                                                                    5.00         09/14/2007        28,219,716
 14,575,000  FNMA<<                                                                    6.00         05/15/2011        15,319,112
 13,725,000  FNMA<<                                                                    5.00         10/15/2011        13,895,108
 13,605,932  FNMA # 886087<<                                                           6.50         07/01/2036        13,884,062
    301,964  FNMA #100042                                                             11.00         10/15/2020           332,906
    457,120  FNMA #100285                                                              9.50         12/15/2020           504,991
    735,878  FNMA #103102+/-                                                           5.44         03/01/2018           741,362
        991  FNMA #1376                                                               15.50         10/01/2012             1,138
    483,106  FNMA #190180                                                              9.00         07/01/2021           518,896
    134,978  FNMA #303548                                                              8.50         02/01/2012           135,782
    878,667  FNMA #313419                                                              8.50         12/01/2026           952,951
    347,728  FNMA #323013                                                              9.00         10/01/2021           380,753
  1,533,410  FNMA #323284                                                              8.50         05/01/2017         1,621,333
  6,014,361  FNMA #323756                                                              6.20         05/01/2009         6,071,300
         50  FNMA #3260                                                               13.25         04/01/2012                50
     38,801  FNMA #364215                                                              7.50         07/01/2015            39,132
      7,281  FNMA #364217                                                              7.00         09/01/2015             7,312
  3,459,232  FNMA #368034<<                                                            8.00         11/01/2026         3,710,772
  5,049,213  FNMA #398800                                                              8.00         06/01/2012         5,226,000
    327,430  FNMA #398805                                                              8.50         11/01/2011           342,284
    275,748  FNMA #426843                                                             11.00         02/01/2019           304,383
    290,700  FNMA #439935                                                              8.00         04/01/2017           301,903
  1,451,728  FNMA #457277+/-                                                           7.01         10/01/2027         1,441,655
    555,224  FNMA #458018                                                             12.00         07/15/2014           638,755
  1,008,937  FNMA #487758                                                              8.50         05/01/2026         1,091,725
    329,229  FNMA #487759                                                              9.50         07/01/2028           362,707
    358,219  FNMA #516051                                                              9.50         01/01/2021           391,738
     49,827  FNMA #52                                                                  8.50         07/01/2010            49,792
    437,187  FNMA #535537                                                              9.00         07/01/2028           472,336
  1,295,428  FNMA #535573                                                              8.00         11/01/2013         1,322,606
    732,028  FNMA #535752                                                             10.00         12/01/2020           821,758
  1,650,593  FNMA #538435+/-                                                           6.97         07/01/2026         1,662,566
      5,072  FNMA #545016                                                              9.00         11/01/2012             5,221
    280,268  FNMA #545117+/-                                                           6.97         12/01/2040           283,671
  2,171,766  FNMA #545187+/-                                                           5.89         09/01/2031         2,198,759
    528,384  FNMA #545208+/-                                                           7.15         09/01/2031           532,894
  1,635,162  FNMA #545460<<+/-                                                         7.26         11/01/2031         1,666,712
  3,138,107  FNMA #54844+/-                                                            5.43         09/01/2027         3,158,068
  1,993,474  FNMA #555161                                                              6.00         12/01/2013         2,026,237
  9,691,928  FNMA #555569<<                                                            6.00         05/01/2016         9,871,076
     66,275  FNMA #62895                                                               8.75         01/01/2010            68,077
  1,426,735  FNMA #635726+/-                                                           5.49         04/01/2032         1,437,899

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   827,907  FNMA #646643<<+/-                                                         5.94%        06/01/2032    $      848,240
  2,381,566  FNMA #66414+/-                                                            5.65         09/01/2028         2,384,036
  2,633,978  FNMA #675479+/-                                                           7.60         01/01/2033         2,704,491
    799,495  FNMA #675491+/-                                                           8.25         04/01/2033           817,153
    131,821  FNMA #695514                                                              8.50         10/01/2026           141,140
    704,011  FNMA #695519                                                              8.50         11/01/2026           756,946
  1,876,464  FNMA #724438                                                              8.50         06/01/2027         2,017,360
  2,151,090  FNMA #724658<<+/-                                                         6.87         07/01/2033         2,220,604
 33,209,500  FNMA #725249<<                                                            5.00         03/01/2034        32,523,724
  7,364,802  FNMA #725638                                                              5.00         12/01/2018         7,314,065
 58,112,281  FNMA #735062<<                                                            5.50         08/01/2033        58,027,177
 11,847,404  FNMA #735613<<                                                            6.00         02/01/2035        12,018,080
 19,786,567  FNMA #739503                                                              5.50         09/01/2033        19,757,590
 18,474,105  FNMA #740227<<                                                            5.50         09/01/2033        18,447,050
 17,007,137  FNMA #886686+/-                                                           6.27         08/01/2036        17,278,188
  5,634,100  FNMA #886761                                                              7.00         09/01/2036         5,788,735
 11,743,920  FNMA #892283<<+/-                                                         5.89         09/01/2036        11,883,715
 14,525,083  FNMA #894157<<                                                            6.50         10/01/2036        14,822,002
  9,786,768  FNMA #894199<<                                                            6.50         10/01/2036         9,986,827
  8,294,794  FNMA #895998<<                                                            6.50         07/01/2036         8,464,354
  6,851,033  FNMA #900560<<                                                            6.50         09/01/2036         6,991,080
  5,853,180  FNMA #902200                                                              6.50         11/01/2036         5,972,829
 29,311,000  FNMA TBA%%                                                                5.50         12/01/2021        29,466,700
 32,953,000  FNMA TBA%%                                                                5.00         12/01/2036        32,190,962
  4,585,000  FNMA TBA%%                                                                6.50         12/01/2036         4,678,131

                                                                                                                     429,516,677
                                                                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.94%
      7,592  GNMA #126600                                                             13.00         11/15/2014             8,683
      6,204  GNMA #201                                                                14.00         09/20/2014             7,033
      3,822  GNMA #45629                                                              13.00         02/15/2011             4,343
      1,642  GNMA #52207                                                              15.00         06/15/2012             1,880
     10,887  GNMA #52538                                                              15.00         07/15/2012            12,462
         46  GNMA #56900                                                              15.00         07/15/2012                52
     10,137  GNMA #780051                                                              9.00         12/15/2009            10,148
    593,865  GNMA #780104                                                              9.50         10/20/2019           643,312
    379,722  GNMA #780110<<                                                           12.50         04/15/2019           433,359
      2,191  GNMA #780182                                                              9.00         01/15/2008             2,193
  2,408,344  GNMA #780288<<                                                            8.00         12/15/2023         2,587,109
    606,913  GNMA #780763<<                                                            7.50         12/15/2010           616,271
  1,754,495  GNMA #780867<<                                                            8.35         04/15/2020         1,882,965
  1,040,559  GNMA #780980<<                                                            8.40         05/15/2020         1,134,062
    812,771  GNMA #8678+/-                                                             5.75         08/20/2020           818,893
    546,719  GNMA #8714+/-                                                             5.13         11/20/2020           549,993
      3,935  GNMA #95643                                                              15.00         09/15/2012             4,493
 18,117,271  GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028        17,779,744
 88,901,025  GNMA SERIES 2006-32 CLASS XM+/-(c)                                        0.49         11/16/2045         5,015,022

                                                                                                                      31,512,017
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
SMALL BUSINESS ADMINISTRATION - 0.03%
$ 3,778,623  SBA #440019(c)(i)++                                                       1.98%        02/28/2018    $      156,459
  4,300,268  SBA SERIES 1992-6 CLASS A(c)(i)++                                         1.76         10/15/2017           178,058

                                                                                                                         334,517
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $585,981,118)                                                                          582,347,896
                                                                                                                  --------------

ASSET BACKED SECURITIES - 0.98%
    835,303  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-          5.78         11/25/2028           838,663
  3,059,592  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-           5.60         05/25/2030         3,059,576
  1,603,740  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-           5.60         09/25/2031         1,603,732
    931,773  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                             5.56         05/25/2032           931,773
    730,428  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                             5.46         03/25/2033           730,469
  3,295,503  FNMA GRANTOR TRUST SERIES 2004-T6 CLASS 1AV1+/-                           5.47         01/25/2035         3,299,050

TOTAL ASSET BACKED SECURITIES (COST $10,456,339)                                                                      10,463,263
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.06%
  8,547,429  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1           5.50         11/25/2020         8,547,429
  3,060,781  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00         02/25/2017         3,062,015
    287,113  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1001 CLASS 1+/-(i)    7.02         01/25/2008           287,113
    252,571  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002 CLASS 1+/-       6.71         07/25/2008           252,571
  1,777,739  FHA INSURED PROJECT LOAN #956++                                           2.93         11/01/2012         1,742,184
    969,216  FHLMC SERIES 1582 CLASS A+/-                                              5.38         09/15/2008           963,698
    109,439  FHLMC SERIES 16 CLASS D                                                  10.00         10/15/2019           115,219
  3,225,476  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50         02/25/2042         3,504,308
  3,994,346  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A1B           6.50         03/25/2043         3,995,173
  2,276,295  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-         5.86         03/25/2043         2,330,886
  9,430,831  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         5.85         07/25/2043         9,924,976
  3,368,883  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                9.50         06/25/2030         3,574,131
  6,664,494  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                               9.50         12/25/2041         7,141,066
  1,701,893  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                               9.50         08/25/2041         1,822,866
  3,971,419  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                             5.99         07/25/2041         4,020,356
  4,326,140  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                            5.80         10/25/2041         4,549,069
 13,878,297  FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                               6.50         07/25/2042        14,217,581
    292,739  FNMA INTEREST STRIP SERIES 161 CLASS 2(c)                                 8.50         07/25/2022            71,084
    798,312  FNMA INTEREST STRIP SERIES 265 CLASS 2                                    9.00         03/01/2024           853,539
    141,268  FNMA INTEREST STRIP SERIES B CLASS 1                                      6.00         05/01/2009           140,740
    135,546  FNMA INTEREST STRIP SERIES C CLASS 1                                      6.00         05/01/2009           134,622
    139,996  FNMA INTEREST STRIP SERIES K CLASS 1                                      6.00         11/01/2008           139,504
    373,760  FNMA SERIES 1988-2 CLASS Z                                               10.10         02/25/2018           405,628
    154,083  FNMA SERIES 1988-7 CLASS Z                                                9.25         04/25/2018           163,650
    870,343  FNMA SERIES 1989-10 CLASS Z                                               9.50         03/25/2019           953,963
    673,686  FNMA SERIES 1989-100 CLASS Z                                              8.75         12/25/2019           716,282
  1,556,183  FNMA SERIES 1989-12 CLASS Y                                              10.00         03/25/2019         1,740,268
    961,375  FNMA SERIES 1989-22 CLASS G                                              10.00         05/25/2019         1,067,632
    195,784  FNMA SERIES 1989-63 CLASS Z                                               9.40         10/25/2019           207,920
    246,896  FNMA SERIES 1989-98 CLASS E                                               9.20         12/25/2019           262,660
    535,552  FNMA SERIES 1990-144 CLASS W                                              9.50         12/25/2020           589,199
    394,919  FNMA SERIES 1990-75 CLASS Z                                               9.50         07/25/2020           435,217
    208,780  FNMA SERIES 1990-84 CLASS Y                                               9.00         07/25/2020           222,748
    880,809  FNMA SERIES 1990-96 CLASS Z                                               9.67         08/25/2020           973,971

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    304,084  FNMA SERIES 1991-5 CLASS Z                                               8.75%        01/25/2021    $      328,477
   1,187,764  FNMA SERIES 1991-85 CLASS Z                                              8.00         06/25/2021         1,228,198
     876,877  FNMA SERIES 1992-45 CLASS Z                                              8.00         04/25/2022           919,659
     553,178  FNMA SERIES G-8 CLASS E                                                  9.00         04/25/2021           603,285
   1,666,701  FNMA SERIES G92-30 CLASS Z                                               7.00         06/25/2022         1,730,511
     494,041  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                                9.59         09/25/2028           521,366
     363,174  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                              8.00         06/25/2033           364,903
   5,992,639  FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                                4.61         08/25/2043         5,937,508
  10,652,574  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                              5.80         08/25/2042        10,947,263
   1,977,284  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                                5.43         04/25/2033         1,977,935
   8,047,090  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                               5.83         08/25/2042         8,278,908
   8,176,079  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                              9.40         10/25/2042         8,768,727
   1,194,628  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                 4.75         12/25/2042         1,187,075
   3,982,088  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                             10.01         12/25/2042         4,273,386
     690,974  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                                5.44         06/25/2033           688,285
   7,888,556  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                7.00         08/25/2044         8,233,468
  13,866,775  FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC<<                       5.88         05/15/2016        13,966,827
  12,404,000  GNMA SERIES 2004-103 CLASS C+/-                                          4.70         12/16/2027        12,208,643
 232,949,244  GNMA SERIES 2005-23 CLASS IO+/-(c)                                       0.98         06/17/2045        13,082,243
   6,973,228  GNMA SERIES 2005-34 CLASS A                                              3.96         09/16/2021         6,847,741
  12,330,385  GNMA SERIES 2005-59 CLASS A                                              4.39         05/16/2023        12,171,258
   6,019,000  GNMA SERIES 2006-30 CLASS D+/-                                           5.41         04/16/2039         6,121,614
  12,510,000  GNMA SERIES 2006-32 CLASS C+/-                                           5.52         11/16/2038        12,837,096
 157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
              CLASS XPB+/-(c)++                                                        1.76         01/11/2035         2,858,245
   8,257,678  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                     5.12         06/25/2035         8,228,911
  10,028,199  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
              1A1+/-++                                                                 4.95         09/28/2044         9,905,655
   7,231,322  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++         6.50         10/25/2034         7,399,616
 125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
              X2+/-(c)                                                                 0.80         11/13/2011         2,169,569
   1,056,914  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                           8.90         02/15/2025         1,103,347
   1,712,371  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                            8.79         06/15/2025         1,860,633
  90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
              IO3+/-(c)++                                                              1.37         11/15/2034         1,192,292

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $245,838,291)                                                        247,071,912
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 1.41%

APPAREL & ACCESSORY STORES - 0.00%
         172  SEARS ROEBUCK ACCEPTANCE                                                 6.70         04/15/2012               174
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.41%
  15,000,000  PRIVATE EXEMPT FUND                                                      4.90         12/15/2011        15,118,838
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $14,979,819)                                                                      15,119,012
                                                                                                                  --------------

FOREIGN CORPORATE BONDS - 2.32%
  24,600,000  LANDWIRTSCH RENTENBANK SERIES GMTN                                       5.00         11/08/2016        24,867,697
                                                                                                                  --------------

TOTAL FOREIGN CORPORATE BONDS@ (COST $24,600,000)                                                                     24,867,697
                                                                                                                  --------------

MUNICIPAL BONDS & NOTES - 1.54%

ARKANSAS - 0.24%
   2,297,784  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)+/-%%%       9.75         11/15/2014         2,557,112
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FLORIDA - 0.55%
$ 5,250,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT (OTHER
                REVENUE)+/-%%%                                                        11.50%        10/01/2013    $    5,931,923
                                                                                                                  --------------
TEXAS - 0.75%
  5,405,000  RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)+/-%%%           10.00         12/15/2020         7,988,374
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $16,477,633)                                                                      16,477,409
                                                                                                                  --------------
US TREASURY SECURITIES - 20.50%

US TREASURY BILLS - 0.07%
    760,000  US TREASURY BILL^#                                                        4.98         01/25/2007           754,378
                                                                                                                  --------------
US TREASURY BONDS - 9.40%
 33,650,000  US TREASURY BOND<<                                                        8.75         05/15/2017        45,414,343
 13,920,000  US TREASURY BOND<<                                                        7.13         02/15/2023        17,786,057
 24,050,000  US TREASURY BOND<<                                                        6.00         02/15/2026        28,067,096
  8,550,000  US TREASURY BOND<<                                                        5.38         02/15/2031         9,478,479

                                                                                                                     100,745,975
                                                                                                                  --------------
US TREASURY NOTES - 11.03%
 52,600,000  US TREASURY NOTE<<                                                        4.88         08/15/2009        53,056,147
  7,025,000  US TREASURY NOTE<<                                                        4.00         11/15/2012         6,873,246
 11,570,000  US TREASURY NOTE<<                                                       10.38         11/15/2012        12,159,804
 28,595,000  US TREASURY NOTE<<                                                       12.00         08/15/2013        32,006,298
 14,025,000  US TREASURY NOTE<<                                                        4.50         02/15/2016        14,064,438

                                                                                                                     118,159,933
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $219,351,628)                                                                     219,660,286
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 47.49%

COLLATERAL INVESTED IN OTHER ASSETS - 47.49%
    523,140  ABBEY NATIONAL TREASURY SERVICES PLC+/-                                   5.38         06/29/2007           523,438
  1,031,333  ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                 5.46         01/16/2007         1,031,539
    455,879  ABN AMRO BANK NV+/-                                                       5.43         05/11/2007           456,007
    179,362  ALLIED IRISH BANKS NORTH AMERICA                                          5.31         12/04/2006           179,283
  1,494,685  AMERICAN EXPRESS BANK+/-                                                  5.39         11/21/2007         1,496,360
  6,875,553  AMERICAN EXPRESS BANK FSB+/-                                              5.28         01/26/2007         6,875,553
  4,334,588  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.35         12/14/2007         4,336,322
    149,469  AMERICAN HONDA FINANCE+/-++                                               5.46         09/27/2007           149,658
  3,736,714  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.34         05/10/2007         3,736,714
  2,989,371  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007         2,989,490
    208,359  ATOMIUM FUNDING CORPORATION                                               5.35         02/08/2007           206,267
    538,087  BANK OF AMERICA NA+/-                                                     5.69         09/06/2007           539,723
    134,522  BANK OF IRELAND                                                           5.30         12/05/2006           134,444
    373,671  BANK ONE (ILLINOIS) SERIES BKNT+/-                                        5.42         01/12/2007           373,705
    747,343  BEAR STEARNS & COMPANY+/-                                                 5.94         09/27/2007           751,363
 32,135,737  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                $32,140,522)                                                           5.36         12/01/2006        32,135,737
    286,980  BEAR STEARNS & COMPANY SERIES MTNB+/-                                     5.53         01/16/2007           287,040
  9,715,455  BEAR STEARNS COMPANIES INCORPORATED+/-                                    5.39         02/23/2007         9,715,455
 14,946,855  BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE
                $14,949,080)                                                           5.36         12/01/2006        14,946,855
  2,242,028  BETA FINANCE INCORPORATED+/-++                                            5.34         07/17/2007         2,242,723
    298,937  BHP BILLITON FINANCE (USA) LIMITED                                        5.32         12/28/2006           297,759

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 9,715,455  BUCKINGHAM II CDO LLC                                                     5.31%        12/20/2006    $    9,688,544
  3,736,714  BUCKINGHAM II CDO LLC++                                                   5.34         01/22/2007         3,708,427
  7,573,123  BUCKINGHAM III CDO LLC                                                    5.30         12/06/2006         7,567,594
  3,736,714  BUCKINGHAM III CDO LLC++                                                  5.31         12/15/2006         3,729,091
  2,144,874  CAIRN HIGH GRADE FUNDING I LLC++                                          5.35         02/01/2007         2,125,527
  2,540,965  CANCARA ASSET SECURITIZATION LIMITED++                                    5.33         12/04/2006         2,539,847
 21,673,388  CEDAR SPRINGS CAPITAL COMPANY                                             5.35         12/01/2006        21,673,388
  2,197,786  CEDAR SPRINGS CAPITAL COMPANY                                             5.30         12/06/2006         2,196,181
  1,072,138  CEDAR SPRINGS CAPITAL COMPANY                                             5.33         12/18/2006         1,069,479
     55,453  CEDAR SPRINGS CAPITAL COMPANY++                                           5.35         01/08/2007            55,146
    547,952  CEDAR SPRINGS CAPITAL COMPANY                                             5.36         02/02/2007           542,927
    124,956  CEDAR SPRINGS CAPITAL COMPANY++                                           5.38         03/12/2007           123,123
 12,367,544  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $12,369,385)               5.36         12/01/2006        12,367,544
     37,367  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                5.36         01/17/2007            37,112
    747,343  CREDIT SUISSE FIRST BOSTON+/-                                             5.36         03/27/2007           747,343
    672,608  CREDIT SUISSE FIRST BOSTON+/-                                             5.47         04/05/2007           672,925
    342,283  CREDIT SUISSE FIRST BOSTON+/-                                             5.74         10/29/2007           343,625
     37,367  CROWN POINT CAPITAL COMPANY                                               5.39         04/17/2007            36,625
  1,046,280  CULLINAN FINANCE CORPORATION+/-++                                         5.28         12/20/2006         1,046,269
    133,625  CULLINAN FINANCE CORPORATION++                                            5.32         12/21/2006           133,235
  5,143,063  DEER VALLEY FUNDING LLC                                                   5.31         12/11/2006         5,135,554
    748,837  DEER VALLEY FUNDING LLC                                                   5.31         12/14/2006           747,415
  7,473,427  DEER VALLEY FUNDING LLC                                                   5.31         12/15/2006         7,458,181
  7,473,427  DEER VALLEY FUNDING LLC                                                   5.34         01/23/2007         7,415,807
    799,806  DEER VALLEY FUNDING LLC++                                                 5.35         01/24/2007           793,520
  2,222,298  DEER VALLEY FUNDING LLC                                                   5.35         02/06/2007         2,200,631
  1,793,623  DEER VALLEY FUNDING LLC++                                                 5.37         02/27/2007         1,770,646
    340,041  DEUTSCHE BANK AG+/-                                                       5.37         03/15/2007           338,310
    298,937  FAIRWAY FINANCE CORPORATION++                                             5.33         12/11/2006           298,501
  2,918,971  FAIRWAY FINANCE CORPORATION++                                             5.32         12/15/2006         2,913,017
 56,798,047  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $56,806,504)            5.36         12/01/2006        56,798,047
  7,473,427  FIVE FINANCE INCORPORATED+/-++                                            5.37         01/25/2007         7,476,716
    117,931  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                          5.31         12/08/2006           117,810
  5,169,968  FOX TROT CDO LIMITED                                                      5.29         12/01/2006         5,169,968
  7,514,980  FOX TROT CDO LIMITED                                                      5.31         12/12/2006         7,502,956
  2,391,497  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40         06/18/2007         2,391,497
  3,018,517  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   5.44         06/22/2007         3,020,842
  5,087,909  GENWORTH FINANCIAL INCORPORATED+/-                                        5.53         06/15/2007         5,094,117
  3,736,714  GERMAN RESIDENTIAL FUNDING+/-++                                           5.35         08/22/2007         3,736,714
    523,140  GOLDMAN SACHS & COMPANY+/-                                                5.51         01/09/2007           523,218
  7,473,427  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.46         03/30/2007         7,476,342
  1,524,579  HBOS TREASURY SERVICES PLC+/-++                                           5.45         01/12/2007         1,524,854
    104,628  IBM CORPORATION SERIES MTN+/-                                             5.36         06/28/2007           104,675
    457,673  ICICI BANK LIMITED                                                        5.43         12/01/2006           457,673
  5,231,399  ING USA ANNUITY & LIFE INSURANCE+/-                                       5.39         09/17/2007         5,231,399
    296,546  IRISH LIFE & PERMANENT PLC                                                5.40         12/13/2006           296,027
     37,367  IRISH LIFE & PERMANENT PLC++                                              5.38         04/04/2007            36,695
    709,976  JPMORGAN CHASE & COMPANY+/-                                               5.52         12/18/2006           710,025
  9,565,987  KAUPTHING BANK SERIES MTN+/-++                                            5.38         03/20/2007         9,562,448

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,213,087  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.30%        12/01/2006    $    1,213,087
  3,087,572  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         12/12/2006         3,082,632
    579,788  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         12/15/2006           578,606
  2,429,462  LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.30         12/28/2006         2,419,890
    695,029  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.49         04/20/2007           695,578
    597,874  LIBERTY LIGHT US CAPITAL+/-++                                             5.47         04/16/2007           598,251
  6,327,900  LIBERTY LIGHTHOUSE FUNDING COMPANY++                                      5.31         12/08/2006         6,321,446
  1,064,067  LIBERTY STREET FUNDING CORPORATION++                                      5.31         12/15/2006         1,061,896
 14,872,120  LIBERTY STREET FUNDING CORPORATION++                                      5.29         12/29/2006        14,811,442
  5,231,399  LIQUID FUNDING LIMITED+/-++                                               5.29         12/01/2006         5,231,399
  2,690,434  LIQUID FUNDING LIMITED++                                                  5.30         12/07/2006         2,688,093
     40,506  LIQUID FUNDING LIMITED++                                                  5.34         12/15/2006            40,423
    724,922  LIQUID FUNDING LIMITED                                                    5.32         12/27/2006           722,175
  2,242,028  LIQUID FUNDING LIMITED                                                    5.44         12/28/2006         2,233,195
  5,231,399  LIQUID FUNDING LIMITED+/-++                                               5.35         12/29/2006         5,231,347
     63,674  MANE FUNDING CORPORATION                                                  5.31         12/18/2006            63,516
    695,029  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.50         01/26/2007           695,209
     74,734  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.53         04/20/2007            74,795
    448,406  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   5.47         08/27/2007           449,042
    961,083  MORGAN STANLEY+/-                                                         5.51         01/12/2007           961,227
    149,469  MORGAN STANLEY+/-                                                         5.48         01/19/2007           149,506
    582,927  MORGAN STANLEY+/-                                                         5.50         02/15/2007           583,108
  2,298,079  MORGAN STANLEY SERIES EXL+/-                                              5.38         12/14/2007         2,298,217
  3,736,714  NATEXIS BANQUES POPULAIRES+/-++                                           5.37         11/09/2007         3,733,762
  4,476,583  NATIONWIDE BUILDING SOCIETY+/-++                                          5.51         12/11/2006         4,476,717
  5,896,534  NATIONWIDE BUILDING SOCIETY+/-++                                          5.49         07/20/2007         5,902,254
     48,278  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.31         12/15/2006            48,180
    802,945  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.32         12/21/2006           800,600
    529,567  NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                 5.33         12/22/2006           527,947
  6,788,562  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.30         12/29/2006         6,760,865
  4,492,576  NORTH SEA FUNDING                                                         5.32         12/28/2006         4,474,875
  7,018,296  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34         05/22/2007         7,018,934
    149,469  RANGER FUNDING CORPORATION                                                5.32         12/15/2006           149,164
    201,185  RANGER FUNDING CORPORATION                                                5.33         12/21/2006           200,597
    448,406  REGENCY MARKETS #1                                                        5.33         12/07/2006           448,016
    179,362  REGENCY MARKETS #1                                                        5.32         12/15/2006           178,996
    792,183  REGENCY MARKETS #1                                                        5.32         12/18/2006           790,219
    488,762  ROYAL BANK OF SCOTLAND PLC+/-++                                           5.37         03/30/2007           488,938
     52,165  SAINT GERMAIN FUNDING++                                                   5.35         01/16/2007            51,815
  3,736,714  SEDNA FINANCE INCORPORATED+/-++                                           5.36         12/08/2006         3,736,714
  3,587,245  SEDNA FINANCE INCORPORATED+/-++                                           5.33         04/11/2007         3,587,676
 10,488,955  SLM CORPORATION+/-                                                        5.50         01/25/2007        10,491,682
    765,279  SLM CORPORATION+/-                                                        5.59         07/25/2007           766,687
  2,989,371  SLM CORPORATION+/-++                                                      5.32         12/12/2007         2,990,238
     89,681  SVENSKA HANDELSBANKEN INCORPORATED                                        5.34         01/26/2007            88,950
  8,804,594  TASMAN FUNDING INCORPORATED++                                             5.30         12/04/2006         8,800,720
  1,543,412  THAMES ASSET GLOBAL SECURITIZATION #1                                     5.29         12/29/2006         1,537,115
    339,443  THAMES ASSET GLOBAL SECURITIZATION #1++                                   5.33         01/11/2007           337,417
    223,306  THUNDER BAY FUNDING INCORPORATED                                          5.31         12/15/2006           222,850
    527,624  TICONDEROGA FUNDING LLC                                                   5.32         12/27/2006           525,624

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 5,183,121  TICONDEROGA FUNDING LLC                                                   5.32%        12/28/2006    $    5,162,699
 21,320,044  TIERRA ALTA FUNDING I LIMITED                                             5.31         12/19/2006        21,264,185
 14,946,855  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51         12/31/2007        14,946,855
  2,872,636  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/09/2007         2,872,579
     38,264  TULIP FUNDING CORPORATION                                                 5.38         04/25/2007            37,460
    373,671  UBS FINANCE (DELAWARE) LLC                                                5.33         12/05/2006           373,455
  3,736,714  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.33         03/09/2007         3,737,424
  5,904,008  VARIABLE FUNDING CAPITAL CORPORATION                                      5.32         12/06/2006         5,899,698
    343,180  VERSAILLES CDS LLC++                                                      5.34         12/19/2006           342,281
    233,171  VERSAILLES CDS LLC++                                                      5.33         12/21/2006           232,490
     56,649  VERSAILLES CDS LLC++                                                      5.32         12/22/2006            56,475
  1,208,902  VERSAILLES CDS LLC                                                        5.31         12/28/2006         1,204,139
  3,736,714  WAL-MART STORES INCORPORATED+/-                                           5.26         03/28/2007         3,736,751
    523,588  WHISTLEJACKET CAPITAL LIMITED                                             5.30         12/07/2006           523,133
    578,294  WHISTLEJACKET CAPITAL LIMITED                                             5.31         12/12/2006           577,369
  1,605,442  WHITE PINE FINANCE LLC                                                    5.31         12/13/2006         1,602,632
    310,596  WHITE PINE FINANCE LLC++                                                  5.31         12/15/2006           309,962
  4,640,998  WORLD OMNI VEHICLE LEASING                                                5.31         12/11/2006         4,634,222
  1,494,685  WORLD OMNI VEHICLE LEASING                                                5.31         12/12/2006         1,492,294
 18,346,517  WORLD OMNI VEHICLE LEASING                                                5.31         12/14/2006        18,311,649

                                                                                                                     508,772,376
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $508,772,376)                                                          508,772,376
                                                                                                                  --------------
SHARES

SHORT-TERM INVESTMENTS - 1.81%

 19,448,450  WELLS FARGO MONEY MARKET TRUST~+++                                                                       19,448,450
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,448,450)                                                                       19,448,450
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,645,905,654)*                      153.46%                                                               $1,644,228,301

OTHER ASSETS AND LIABILITIES, NET           (53.46)                                                                 (572,790,757)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $1,071,437,544
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)   ILLIQUID SECURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%% THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $19,448,450.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CORPORATE BONDS & NOTES - 84.46%

AMUSEMENT & RECREATION SERVICES - 2.41%
$ 1,750,000  PINNACLE ENTERTAINMENT                                                     8.25%       03/15/2012    $    1,785,000
  1,685,000  POKAGON GAMING AUTHORITY++                                                10.38        06/15/2014         1,828,225
    642,000  TOWN SPORTS INTERNATIONAL INCORPORATED                                     9.63        04/15/2011           677,310
  1,222,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                   10.16        02/01/2014         1,017,315
  2,950,000  TUNICA-BILOXI GAMING AU++                                                  9.00        11/15/2015         3,045,875

                                                                                                                       8,353,725
                                                                                                                  --------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 1.80%
  3,100,000  LEVI STRAUSS & COMPANY+/-                                                 10.12        04/01/2012         3,193,000
  3,070,000  RIDDELL BELL HOLDINGS INCORPORATED                                         8.38        10/01/2012         3,039,300

                                                                                                                       6,232,300
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.89%
  1,680,000  ASHTEAD CAPITAL INCORPORATED++                                             9.00        08/15/2016         1,797,600
  2,180,000  LEAR CORPORATION++                                                         8.75        12/01/2016         2,147,300
  2,590,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                                7.75        11/15/2013         2,590,000

                                                                                                                       6,534,900
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 1.00%
  3,235,000  ERICO INTERNATIONAL CORPORATION                                            8.88        03/01/2012         3,483,836
                                                                                                                  --------------
BUSINESS SERVICES - 5.83%
    420,000  AVIS BUDGET CAR RENTAL LLC+/-++                                            7.87        05/15/2014           404,250
    845,000  AVIS BUDGET CAR RENTAL LLC++                                               7.75        05/15/2016           814,369
  2,215,000  CCM MERGER INCORPORATED++                                                  8.00        08/01/2013         2,137,475
  2,105,000  FTI CONSULTING INCORPORATED++                                              7.75        10/01/2016         2,178,675
    840,000  H&E EQUIPMENT SERVICES INCORPORATED                                        8.38        07/15/2016           867,300
  1,315,000  HERTZ CORPORATION++                                                        8.88        01/01/2014         1,364,313
    805,000  HERTZ CORPORATION++                                                       10.50        01/01/2016           877,450
  1,765,000  NEFF RENTAL/NEFF FINANCE                                                  11.25        06/15/2012         1,919,438
  1,680,000  PENHALL INTERNATIONAL CORPORATION++                                       12.00        08/01/2014         1,814,400
  2,300,000  RAINBOW NATIONAL SERVICES LLC++                                           10.38        09/01/2014         2,553,000
    840,000  RENTAL SERVICE CORPORATION++                                               9.50        12/01/2014           850,500
  1,250,000  SUNGARD DATA SYSTEMS INCORPORATED                                          9.13        08/15/2013         1,310,938
    820,000  SUNGARD DATA SYSTEMS INCORPORATED                                         10.25        08/15/2015           869,200
  2,123,000  WATERFORD GAMING LLC++                                                     8.63        09/15/2012         2,250,380

                                                                                                                      20,211,688
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS - 4.28%
  2,525,000  GEORGIA GULF CORPORATION++                                                 9.50        10/15/2014         2,461,875
  1,680,000  HUNTSMAN INTERNATIONAL LLC++                                               7.88        11/15/2014         1,688,400
  1,825,000  IMC GLOBAL INCORPORATED                                                   10.88        08/01/2013         2,078,219
  1,680,000  LYONDELL CHEMICAL COMPANY                                                  8.25        09/15/2016         1,747,200
    420,000  MOSAIC COMPANY++                                                           7.38        12/01/2014           426,825
    420,000  MOSAIC COMPANY++                                                           7.63        12/01/2016           429,450
  1,805,000  NALCO COMPANY                                                              7.75        11/15/2011         1,841,100

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
$ 1,640,000  OMNOVA SOLUTIONS INCORPORATED                                             11.25%       06/01/2010    $    1,754,800
  2,235,000  POLYONE CORPORATION                                                       10.63        05/15/2010         2,391,450

                                                                                                                      14,819,319
                                                                                                                  --------------
COAL MINING - 0.90%
  1,400,000  ARCH WESTERN FINANCE LLC<<                                                 6.75        07/01/2013         1,372,000
  1,740,000  FOUNDATION PA COAL COMPANY                                                 7.25        08/01/2014         1,744,350

                                                                                                                       3,116,350
                                                                                                                  --------------
COMMUNICATIONS - 11.49%
  1,955,000  CCH I LLC                                                                 11.00        10/01/2015         1,915,900
  4,885,000  CCO HOLDINGS LLC/CAPITAL CORPORATION<<+/-                                  9.52        12/15/2010         4,994,913
  2,240,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                10.25        09/15/2010         2,340,800
    840,000  CRICKET COMMUNICATIONS INCORPORATED++                                      9.38        11/01/2014           858,900
  1,730,000  CSC HOLDINGS INCORPORATED SERIES B                                         7.63        04/01/2011         1,762,438
  2,990,000  DOBSON CELLULAR SYSTEMS                                                    9.88        11/01/2012         3,244,150
  1,680,000  EMBARQ CORPORATION                                                         7.08        06/01/2016         1,740,006
  1,770,000  HORIZON PCS INCORPORATED                                                  11.38        07/15/2012         1,964,700
  3,360,000  MEDIACOM BROADBAND LLC++                                                   8.50        10/15/2015         3,364,200
  2,320,000  PAXSON COMMUNICATIONS<<+/-++                                              11.62        01/15/2013         2,331,600
  4,590,000  QWEST CORPORATION+/-                                                       8.64        06/15/2013         4,974,413
  1,450,000  QWEST CORPORATION++                                                        7.50        10/01/2014         1,540,625
  3,170,000  QWEST CORPORATION                                                          7.63        06/15/2015         3,383,975
  1,800,000  RURAL CELLULAR CORPORATION<<                                               9.88        02/01/2010         1,903,500
    840,000  WEST CORPORATION++                                                         9.50        10/15/2014           832,650
    840,000  WEST CORPORATION++                                                        11.00        10/15/2016           834,750
    840,000  WINDSTREAM CORPORATION<<++                                                 8.13        08/01/2013           909,300
    840,000  WINDSTREAM CORPORATION++                                                   8.63        08/01/2016           914,550

                                                                                                                      39,811,370
                                                                                                                  --------------
EATING & DRINKING PLACES - 0.36%
  1,260,000  BUFFETS INCORPORATED++                                                    12.50        11/01/2014         1,263,150
                                                                                                                  --------------
EDUCATIONAL SERVICES - 0.64%
  2,110,000  EDUCATION MANAGEMENT LLC<<++                                              10.25        06/01/2016         2,226,050
                                                                                                                  --------------
ELECTRIC DISTRIBUTION, TRANSMISSION - 0.49%
  1,680,000  MIRANT AMERICAS GENERATION LLC                                             8.30        05/01/2011         1,705,200
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES - 9.36%
  1,715,000  ALLIED WASTE NORTH AMERICA INCORPORATED<<                                  7.13        05/15/2016         1,704,281
  1,182,000  CLEAN HARBORS INCORPORATED                                                11.25        07/15/2012         1,319,103
  1,690,000  DYNEGY HOLDINGS INCORPORATED<<                                             8.38        05/01/2016         1,757,600
  1,680,000  EDISON MISSION ENERGY<<                                                    7.75        06/15/2016         1,755,600
  1,840,000  EL PASO NATURAL GAS COMPANY SERIES A                                       7.63        08/01/2010         1,904,400
  1,680,000  EL PASO PERFORMANCE-LINKED TRUST++                                         7.75        07/15/2011         1,738,800
  1,770,000  INERGY LP/INERGY FINANCE CORPORATION                                       6.88        12/15/2014         1,716,900
  1,820,000  MIDWEST GENERATION LLC                                                     8.75        05/01/2034         1,974,700
  1,950,000  MIRANT NORTH AMERICA LLC                                                   7.38        12/31/2013         1,974,375
  1,335,000  NEVADA POWER COMPANY SERIES L                                              5.88        01/15/2015         1,349,909

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$ 2,310,000  NORTHWESTERN CORPORATION                                                   5.88%       11/01/2014    $    2,304,800
  3,210,000  NRG ENERGY INCORPORATED                                                    7.38        02/01/2016         3,210,000
  2,100,000  NRG ENERGY INCORPORATED                                                    7.38        01/15/2017         2,094,750
  4,980,000  SIERRA PACIFIC RESOURCES                                                   6.75        08/15/2017         5,013,246
  1,650,000  SOUTHERN NATURAL GAS COMPANY                                               8.88        03/15/2010         1,734,353
    840,000  WCA WASTE CORPORATION++                                                    9.25        06/15/2014           873,600

                                                                                                                      32,426,417
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 1.09%
    420,000  FREESCALE SEMICONDUCTOR INCORPORATED++                                     8.88        12/15/2014           421,050
    840,000  FREESCALE SEMICONDUCTOR INCORPORATED                                       9.13        12/15/2014           840,000
    420,000  FREESCALE SEMICONDUCTOR INCORPORATED++                                    10.13        12/15/2016           424,725
  2,315,000  LUCENT TECHNOLOGIES INCORPORATED<<                                         6.45        03/15/2029         2,083,500

                                                                                                                       3,769,275
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.74%
  2,465,000  US ONCOLOGY INCORPORATED                                                   9.00        08/15/2012         2,582,088
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.48%
  1,690,000  BALL CORPORATION                                                           6.63        03/15/2018         1,664,650
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.20%
  1,690,000  CONSTELLATION BRANDS INCORPORATED                                          7.25        09/01/2016         1,730,138
  1,285,000  PARMALAT BAKERY SERIES A2++                                                7.00        07/09/2012         1,195,050
  1,285,000  PARMALAT DAIRY SERIES A1++                                                 7.00        07/09/2010         1,220,750

                                                                                                                       4,145,938
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 1.26%
  2,405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                  8.50        01/15/2013         2,356,900
  1,855,000  NEIMAN MARCUS GROUP INCORPORATED<<                                         9.00        10/15/2015         2,010,356

                                                                                                                       4,367,256
                                                                                                                  --------------
HEALTH SERVICES - 3.13%
  2,560,000  DAVITA INCORPORATED<<                                                      7.25        03/15/2015         2,579,200
  2,065,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                                    7.88        02/01/2008         2,116,625
  2,520,000  HCA INCORPORATED<<++                                                       9.25        11/15/2016         2,630,250
  3,360,000  HCA INCORPORATED<<++                                                       9.63        11/15/2016         3,519,600

                                                                                                                      10,845,675
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 1.25%
  2,205,000  BOYD GAMING CORPORATION<<                                                  7.13        02/01/2016         2,182,950
  2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                                   9.13        12/15/2010         2,168,025

                                                                                                                       4,350,975
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.49%
  1,690,000  CASE NEW HOLLAND INCORPORATED                                              7.13        03/01/2014         1,702,675
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY - 0.74%
  2,600,000  CORRECTIONS CORPORATION OF AMERICA                                         6.25        03/15/2013         2,561,000
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS - 1.63%
$ 2,070,000  XEROX CAPITAL TRUST I                                                      8.00%       02/01/2027    $    2,121,750
  2,535,000  XEROX CORPORATION                                                          6.40        03/15/2016         2,637,135
    845,000  XEROX CORPORATION                                                          6.75        02/01/2017           898,556

                                                                                                                       5,657,441
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.65%
  1,210,000  CLARKE AMERICAN CORPORATION                                               11.75        12/15/2013         1,258,400
  4,850,000  GENTEK INCORPORATED^^(a)                                                  11.00        08/01/2009                 0
  1,705,000  JACUZZI BRANDS INCORPORATED                                                9.63        07/01/2010         1,820,088
    840,000  RBS GLOBAL & REXNORD CORPORATION++                                         9.50        08/01/2014           875,700
  1,610,000  SAMSONITE CORPORATION                                                      8.88        06/01/2011         1,750,875

                                                                                                                       5,705,063
                                                                                                                  --------------
MISCELLANEOUS RETAIL - 1.43%
  1,852,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                                10.75        05/15/2011         1,986,270
    840,000  MICHAELS STORES INCORPORATED++                                            10.00        11/01/2014           857,850
    840,000  MICHAELS STORES INCORPORATED<<++                                          11.38        11/01/2016           861,000
  1,225,000  RITE AID CORPORATION                                                       8.13        05/01/2010         1,240,313

                                                                                                                       4,945,433
                                                                                                                  --------------
MOTION PICTURES - 0.69%
  2,330,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                    8.63        08/15/2012         2,405,725
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 6.85%
  1,777,000  AMERICAN COMMERCIAL LINES/ACL FINANCE CORPORATION                          9.50        02/15/2015         1,972,470
    695,000  FORD MOTOR CREDIT COMPANY                                                  5.63        10/01/2008           678,402
  2,085,000  FORD MOTOR CREDIT COMPANY                                                  9.88        08/10/2011         2,230,650
  4,250,000  FORD MOTOR CREDIT COMPANY<<                                                7.00        10/01/2013         4,076,400
  1,265,000  FORD MOTOR CREDIT COMPANY PUTTABLE+/-                                      9.82        04/15/2012         1,338,886
  3,385,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                    6.15        04/05/2007         3,385,406
  2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                      7.75        01/19/2010         2,198,431
  2,675,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                    6.75        12/01/2014         2,743,007
  2,520,000  IDEARC INCORPORATED++                                                      8.00        11/15/2016         2,560,950
  2,535,000  RESIDENTIAL CAPITAL CORPORATION+/-++                                       7.20        04/17/2009         2,542,204

                                                                                                                      23,726,806
                                                                                                                  --------------
OIL & GAS - 0.45%
  1,580,000  HILCORP ENERGY++                                                           7.75        11/01/2015         1,556,300
                                                                                                                  --------------
OIL & GAS EXTRACTION - 5.75%
  1,690,000  BASIC ENERGY SERVICES INCORPORATED                                         7.13        04/15/2016         1,630,850
  3,450,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015         3,355,125
  1,770,000  CHESAPEAKE ENERGY CORPORATION                                              6.25        01/15/2018         1,674,863
    870,000  COMPLETE PRODUCTION SERVICES INCORPORATED++                                8.00        12/15/2016           878,700
  1,690,000  ENCORE ACQUISITION COMPANY<<                                               6.00        07/15/2015         1,533,675
  1,685,000  HANOVER COMPRESSOR COMPANY                                                 7.50        04/15/2013         1,689,213
  1,510,000  PARKER DRILLING COMPANY+/-                                                10.15        09/01/2010         1,542,088
  1,815,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014         1,883,063

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
OIL & GAS EXTRACTION (CONTINUED)
$ 2,520,000  RANGE RESOURCES CORPORATION                                                7.50%       05/15/2016    $    2,583,000
  3,150,000  WHITING PETROLEUM CORPORATION<<                                            7.00        02/01/2014         3,150,000

                                                                                                                      19,920,577
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 4.08%
  1,485,000  APPLETON PAPERS INCORPORATED                                               8.13        06/15/2011         1,492,425
  1,615,000  APPLETON PAPERS INCORPORATED SERIES B                                      9.75        06/15/2014         1,615,000
  1,955,000  BOISE CASCADE LLC<<+/-                                                     8.25        10/15/2012         1,959,888
  2,120,000  BOWATER INCORPORATED+/-                                                    8.39        03/15/2010         2,141,200
  1,690,000  P.H. GLATFELTER COMPANY++                                                  7.13        05/01/2016         1,690,000
  1,765,000  PLAYTEX PRODUCTS INCORPORATED                                              8.00        03/01/2011         1,844,425
  1,700,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED<<                         8.38        07/01/2012         1,644,750
  1,685,000  VERSO PAPER HOLDINGS LLC++                                                 9.13        08/01/2014         1,752,400

                                                                                                                      14,140,088
                                                                                                                  --------------
PERSONAL SERVICES - 0.48%
  1,680,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                8.00        06/15/2017         1,671,600
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES - 1.55%
  2,070,000  AK STEEL CORPORATION<<                                                     7.88        02/15/2009         2,070,000
  1,165,000  AK STEEL CORPORATION                                                       7.75        06/15/2012         1,159,175
  2,000,000  GENERAL CABLE CORPORATION                                                  9.50        11/15/2010         2,130,000

                                                                                                                       5,359,175
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 3.44%
    420,000  AMERICAN GREETINGS CORPORATION                                             7.38        06/01/2016           429,450
  1,700,000  DEX MEDIA INCORPORATED                                                     8.00        11/15/2013         1,734,000
  1,965,000  HOUGHTON MIFFLIN COMPANY                                                   7.20        03/15/2011         1,965,000
  1,685,000  NIELSEN FINANCE LLC/FINANCE COMPANY++                                     10.00        08/01/2014         1,781,888
  2,530,000  NIELSEN FINANCE LLC/FINANCE COMPANY<<++^                                  10.78        08/01/2016         1,650,825
  2,290,000  PRIMEDIA INCORPORATED+/-                                                  10.75        05/15/2010         2,370,150
  1,900,000  UCAR FINANCE INCORPORATED                                                 10.25        02/15/2012         2,004,500

                                                                                                                      11,935,813
                                                                                                                  --------------
REAL ESTATE - 0.57%
  1,843,000  CB RICHARD ELLIS SERVICES INCORPORATED                                     9.75        05/15/2010         1,963,975
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.62%
  2,110,000  ROUSE COMPANY LP++                                                         6.75        05/01/2013         2,147,923
                                                                                                                  --------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.86%
  1,265,000  BERRY PLASTICS HOLDING CORPORATION++                                       8.88        09/15/2014         1,276,069
  1,680,000  GOODYEAR TIRE & RUBBER COMPANY                                             9.00        07/01/2015         1,717,800

                                                                                                                       2,993,869
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.67%
  2,225,000  E*TRADE FINANCIAL CORPORATION                                              8.00        06/15/2011         2,308,438
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.85%
  2,820,000  BWAY CORPORATION                                                          10.00        10/15/2010         2,953,950
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TEXTILE MILL PRODUCTS - 1.26%
$ 2,190,000  INTERFACE INCORPORATED<<                                                  9.50%        02/01/2014    $    2,277,600
  2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                           8.88         09/15/2013         2,100,228

                                                                                                                       4,377,828
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT - 0.55%
  2,430,000  FORD MOTOR COMPANY<<                                                      7.45         07/16/2031         1,922,738
                                                                                                                  --------------
WHOLESALE TRADE-DURABLE GOODS - 0.25%
    840,000  INTERLINE BRANDS INCORPORATED                                             8.13         06/15/2014           863,100
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $287,079,684)                                                                    292,729,679
                                                                                                                  --------------

FOREIGN CORPORATE BONDS - 6.25%
    875,000  BOMBARDIER INCORPORATED<<++                                               8.00         11/15/2014           879,375
  2,405,000  INEOS GROUP HOLDINGS PLC<<++                                              8.50         02/15/2016         2,320,825
  1,685,000  INTELSAT (BERMUDA) LIMITED<<++                                           11.25         06/15/2016         1,847,181
  2,525,000  INTELSAT (BERMUDA) LIMITED++                                              9.25         06/15/2016         2,701,750
  2,700,000  IPSCO INCORPORATED                                                        8.75         06/01/2013         2,882,250
  1,463,000  ISPAT INLAND ULC                                                          9.75         04/01/2014         1,634,903
  1,830,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                       8.88         05/01/2016         1,935,225
  1,765,000  NOVELIS INCORPORATED++                                                    8.25         02/15/2015         1,694,400
    840,000  NXP BV++                                                                  7.88         10/15/2014           863,100
  2,350,000  ROGERS CABLE INCORPORATED                                                 6.75         03/15/2015         2,385,250
  1,630,000  ROGERS WIRELESS INCORPORATED+/-                                           8.52         12/15/2010         1,662,600
    850,000  ROGERS WIRELESS INCORPORATED                                              6.38         03/01/2014           853,188

TOTAL FOREIGN CORPORATE BONDS@ (COST $21,049,503)                                                                     21,660,047
                                                                                                                  --------------

TERM LOANS - 5.74%
  2,408,190  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                                   6.61         01/15/2012         2,403,519
  1,985,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                       7.38         12/20/2012         1,988,275
  3,230,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                             8.14         04/08/2010         3,260,297
  1,428,571  GRAHAM PACKAGING COMPANY TERM LOAN C+/-                                   9.69         03/15/2012         1,438,400
  1,995,000  HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN+/-                       8.62         03/10/2013         2,001,244
  1,000,000  JG WENTWORTH LLC TERM LOAN+/-                                             8.87         04/06/2011         1,008,750
  1,000,000  KOCH FORREST PRODUCTS 2ND LIEN TERM LOAN C+/-                             8.39         12/23/2013         1,001,930
    997,500  LYONDELL CHEMICAL COMPANY TERM LOAN+/-                                    7.12         08/16/2013         1,001,061
    865,617  MIDWEST GENERATION LLC TERM LOAN+/-                                       6.88         04/05/2011           869,409
  1,865,527  REVLON CONSUMER PRODUCTS CORPORATION TERM LOAN+/-                        11.44         07/31/2010         1,919,161
  1,000,000  REXNORD CORPORATION TERM LOAN+/-                                          7.88         06/13/2013         1,003,440
  1,995,000  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                               7.31         04/24/2012         2,007,110

TOTAL TERM LOANS (COST $19,793,986)                                                                                   19,902,596
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING - 12.19%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.69%
  1,068,341  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           1,068,341
  1,305,981  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                    1,305,981

                                                                                                                       2,374,322
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 11.50%
$   191,485  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.35%        12/14/2007    $      191,561
     21,276  AQUINAS FUNDING LLC++                                                     5.31         12/11/2006            21,245
    531,902  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         12/22/2006           531,902
    531,902  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007           531,923
    531,902  BANCO SANTANDER TOTTA LOAN+/-++                                           5.32         12/14/2007           531,929
    531,902  BANK OF AMERICA NA SERIES BKNT+/-++                                       5.36         06/19/2007           532,024
    351,055  BANK ONE (ILLINOIS) SERIES BKNT+/-                                        5.42         01/12/2007           351,087
    127,657  BEAR STEARNS & COMPANY SERIES MTNB+/-                                     5.53         01/16/2007           127,683
  2,127,609  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,127,925)              5.36         12/01/2006         2,127,608
    531,902  BUCKINGHAM III CDO LLC++                                                  5.31         12/15/2006           530,817
  1,893,572  CANCARA ASSET SECURITIZATION LIMITED                                      5.34         12/01/2006         1,893,572
  1,561,920  CEDAR SPRINGS CAPITAL COMPANY                                             5.36         12/01/2006         1,561,920
    195,846  CEDAR SPRINGS CAPITAL COMPANY                                             5.30         12/06/2006           195,703
    212,761  CEDAR SPRINGS CAPITAL COMPANY++                                           5.34         01/17/2007           211,306
    531,902  CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.34         07/16/2007           531,939
  4,622,369  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $4,623,057)                5.36         12/01/2006         4,622,369
  1,063,804  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28         06/25/2007         1,063,772
  1,063,804  DEER VALLEY FUNDING LLC                                                   5.31         12/15/2006         1,061,634
    531,902  DEER VALLEY FUNDING LLC                                                   5.34         01/23/2007           527,801
    468,074  DEER VALLEY FUNDING LLC++                                                 5.37         02/27/2007           462,078
     21,276  EDISON ASSET SECURITIZATION LLC                                           5.39         12/11/2006            21,245
    521,051  FALCON ASSET SECURITIZATION CORPORATION++                                 5.32         12/01/2006           521,051
  1,063,804  FIVE FINANCE INCORPORATED+/-++                                            5.37         06/13/2007         1,064,102
    319,141  GEMINI SECURITIZATION                                                     5.29         12/29/2006           317,839
    305,312  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.46         03/30/2007           305,431
     63,828  GRAMPIAN FUNDING                                                          5.31         12/13/2006            63,717
     42,552  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007            42,566
     74,466  HBOS TREASURY SERVICES PLC+/-++                                           5.45         01/12/2007            74,480
    298,397  HSBC BANK USA+/-                                                          5.41         12/14/2006           298,400
    744,663  IBM CORPORATION SERIES MTN+/-                                             5.36         06/28/2007           744,998
  1,382,946  ING USA ANNUITY & LIFE INSURANCE+/-                                       5.39         09/17/2007         1,382,946
    531,902  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32         12/24/2007           531,881
    319,141  KAUPTHING BANK SERIES MTN+/-++                                            5.38         03/20/2007           319,023
    423,735  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.33         12/01/2006           423,735
    259,717  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.30         12/07/2006           259,491
     51,254  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.32         12/15/2006            51,150
    487,605  LEGACY CAPITAL CORPORATION                                                5.34         12/01/2006           487,605
  2,127,609  LIBERTY LIGHTHOUSE FUNDING COMPANY                                        5.31         12/05/2006         2,126,374
    319,141  LIQUID FUNDING LIMITED+/-++                                               5.29         12/01/2006           319,141
    531,902  LIQUID FUNDING LIMITED++                                                  5.30         12/07/2006           531,439
    319,141  LIQUID FUNDING LIMITED                                                    5.44         12/28/2006           317,884
    531,902  LIQUID FUNDING LIMITED+/-++                                               5.33         03/06/2007           532,014
    127,657  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.33         02/20/2007           127,669
    212,761  MBIA GLOBAL FUNDING LLC+/-++                                              5.32         02/20/2007           212,767
    357,970  MORGAN STANLEY+/-                                                         5.51         01/12/2007           358,024
    531,902  MORGAN STANLEY+/-                                                         5.50         07/27/2007           532,381
     98,402  MORGAN STANLEY SERIES EXL+/-                                              5.38         12/14/2007            98,408
    117,018  NATIONWIDE BUILDING SOCIETY+/-++                                          5.51         12/11/2006           117,022

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

    HIGH INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   381,161  NATIONWIDE BUILDING SOCIETY+/-++                                          5.49%        07/20/2007    $      381,531
     59,041  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.31         12/15/2006            58,921
    151,996  NORTH SEA FUNDING LLC                                                     5.31         12/19/2006           151,598
    879,426  NORTH SEA FUNDING LLC                                                     5.31         12/20/2006           876,990
  1,063,804  NORTHERN ROCK PLC+/-++%%%                                                 5.32         01/04/2008         1,063,953
    312,995  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30         12/15/2006           312,995
    531,902  PREMIUM ASSET TRUST+/-++                                                  5.36         12/16/2007           531,902
     86,062  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34         05/22/2007            86,070
    425,522  SLM CORPORATION+/-++                                                      5.32         12/12/2007           425,645
  1,324,287  TOTAL CAPITAL SA++                                                        5.33         12/01/2006         1,324,287
    122,997  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/09/2007           122,995
    531,902  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33         06/15/2007           531,945
    531,902  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.33         03/09/2007           532,003
    419,139  VERSAILLES CDS LLC                                                        5.30         12/04/2006           418,954
    427,096  WHISTLEJACKET CAPITAL LIMITED++                                           5.30         12/15/2006           426,225
    572,135  WHITE PINE FINANCE LLC                                                    5.31         12/11/2006           571,300
    565,093  WORLD OMNI VEHICLE LEASING                                                5.31         12/12/2006           564,189
  1,702,087  WORLD OMNI VEHICLE LEASING                                                5.31         12/14/2006         1,698,853

                                                                                                                      39,873,012
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $42,247,334)                                                            42,247,334
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 3.16%
 10,945,099  WELLS FARGO MONEY MARKET TRUST~+++                                                                       10,945,099
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,945,099)                                                                       10,945,099
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $381,115,606)*                        111.80%                                                               $  387,484,755

OTHER ASSETS AND LIABILITIES, NET           (11.80)                                                                  (40,904,261)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  346,580,494
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

%%% THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,945,099.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
AGENCY SECURITIES - 11.63%

FEDERAL HOME LOAN BANK - 2.43%
$     200,000   FHLB                                                                       3.38%        10/05/2007    $     197,183
    3,000,000   FHLB<<                                                                     5.50         02/21/2008        3,000,849
    3,000,000   FHLB<<                                                                     5.38         03/14/2008        3,002,586
    4,700,000   FHLB<<                                                                     5.50         08/15/2008        4,709,546

                                                                                                                         10,910,164
                                                                                                                      -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.54%
    3,000,000   FHLMC<<                                                                    5.50         12/19/2007        3,000,648
      305,000   FHLMC<<                                                                    5.25         07/18/2011          311,556
        3,354   FHLMC #160089                                                             10.75         09/01/2009            3,541
       14,320   FHLMC #170151                                                             10.50         01/01/2016           15,839
        4,153   FHLMC #183254                                                              9.50         03/01/2011            4,374
       10,483   FHLMC #185784                                                             10.75         11/01/2010           10,873
        9,090   FHLMC #1B0123+/-                                                           7.53         09/01/2031            9,166
       12,481   FHLMC #1B0128+/-                                                           7.53         09/01/2031           12,584
       29,488   FHLMC #255531                                                             10.25         07/01/2009           30,470
        4,474   FHLMC #360016                                                             10.50         11/01/2017            5,055
        3,848   FHLMC #360056                                                             10.50         02/01/2019            4,374
        2,337   FHLMC #360057                                                             10.50         03/01/2019            2,645
        2,879   FHLMC #360059                                                             10.50         04/01/2019            3,267
        1,550   FHLMC #360061                                                             10.50         05/01/2019            1,759
       34,692   FHLMC #360063                                                             10.50         06/01/2019           39,230
        4,026   FHLMC #360065                                                             10.50         07/01/2019            4,564
      893,427   FHLMC #555316                                                              9.00         06/01/2019          953,003
      684,133   FHLMC #555408                                                             10.50         08/01/2018          772,471
      758,932   FHLMC #555500                                                              8.50         09/01/2017          802,529
      998,463   FHLMC #555514                                                              9.00         10/01/2019        1,095,830
       46,849   FHLMC #786823+/-                                                           7.05         07/01/2029           48,003
      507,956   FHLMC #789272<<+/-                                                         5.72         04/01/2032          523,700
      476,438   FHLMC #865496+/-                                                           5.53         05/01/2026          481,532
      641,076   FHLMC #A01734<<                                                            9.00         08/01/2018          686,544
    1,126,557   FHLMC #G01126<<                                                            9.50         12/01/2022        1,221,247
      204,622   FHLMC #G10747                                                              7.50         10/01/2012          210,388
      745,528   FHLMC #G11150<<                                                            7.50         12/01/2011          758,193
       59,292   FHLMC #G11345<<                                                            7.50         12/01/2011           60,516
       97,927   FHLMC #G11391                                                              7.50         06/01/2012          100,637
      200,371   FHLMC #G90023                                                              7.00         11/17/2013          205,608

                                                                                                                         11,380,146
                                                                                                                      -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.38%
    5,690,000   FNMA<<                                                                     5.75         02/15/2008        5,742,598
    3,000,000   FNMA<<                                                                     5.38         04/03/2008        3,000,708
      485,000   FNMA<<                                                                     3.88         11/17/2008          475,821
      350,000   FNMA<<                                                                     6.63         09/15/2009          366,882
        5,713   FNMA #100001                                                               9.00         02/15/2020            6,224

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   1,943,739   FNMA #100042<<                                                            11.00%        10/15/2020    $   2,142,915
      468,004   FNMA #100202                                                               9.50         02/15/2011          486,875
      200,683   FNMA #100255                                                               8.33         07/15/2020          217,736
      727,212   FNMA #190075                                                               8.50         02/01/2023          763,494
      457,673   FNMA #302507                                                               9.00         11/01/2024          498,895
       92,220   FNMA #313617                                                               8.00         09/01/2023           96,639
    1,299,785   FNMA #323582<<                                                             8.00         04/01/2017        1,358,496
      125,103   FNMA #392645                                                               8.00         12/01/2013          125,517
      703,699   FNMA #426828                                                               8.00         09/01/2019          744,295
      463,922   FNMA #426832                                                               8.50         07/01/2018          496,192
    1,051,251   FNMA #545131<<                                                             8.00         03/01/2013        1,064,916
      209,992   FNMA #545157                                                               8.50         11/01/2012          214,735
      545,054   FNMA #545460<<+/-                                                          7.26         11/01/2031          555,571
    2,118,734   FNMA #598559<<                                                             6.50         08/01/2031        2,192,340
      291,465   FNMA #70801                                                               12.00         03/01/2017          324,152
    3,216,600   FNMA #712107<<                                                             6.00         03/01/2033        3,262,939

                                                                                                                         24,137,940
                                                                                                                      -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.27%
      127,152   GNMA #780029                                                               9.00         11/15/2024          136,833
    2,653,052   GNMA #780110<<                                                            12.50         04/15/2019        3,027,804
       45,272   GNMA #780134                                                               8.50         05/15/2010           45,303
      426,960   GNMA #780267                                                               9.00         11/15/2017          460,666
      184,994   GNMA #780288<<                                                             8.00         12/15/2023          198,725
       31,102   GNMA #780333                                                               8.00         12/15/2008           31,173
       40,240   GNMA #780434                                                               7.50         12/15/2007           40,197
    1,567,226   GNMA #781311<<                                                             7.50         02/15/2013        1,600,542
      138,560   GNMA #781540<<                                                             7.00         05/15/2013          143,046
       19,694   GNMA #927                                                                 10.00         02/20/2018           22,106

                                                                                                                          5,706,395
                                                                                                                      -------------

SMALL BUSINESS ADMINISTRATION - 0.01%
      922,037   SBA #0191++(c)(i)                                                          3.90         07/30/2018           26,220
                                                                                                                      -------------

TOTAL AGENCY SECURITIES (COST $52,760,660)                                                                               52,160,865
                                                                                                                      -------------

ASSET BACKED SECURITIES - 9.51%
    4,392,112   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                             6.00         10/25/2033        4,425,081
    3,900,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                         5.64         03/15/2012        3,923,006
      499,991   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                     5.97         03/25/2034          501,713
    2,500,000   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2003-5
                CLASS 2M1+/-                                                               5.92         05/25/2033        2,508,109
    5,512,017   CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(c)(i)            0.54         07/15/2027            3,445
    2,921,173   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(c)           7.23         07/16/2028              913
    1,300,639   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                5.56         05/15/2028        1,300,695
      556,932   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                5.61         02/15/2034          558,422
    1,550,526   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-               5.62         12/15/2033        1,554,556
   40,768,041   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(c)(i)                    0.83         09/29/2031          937,665
    1,112,402   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   6.07         09/25/2033        1,116,369
    3,100,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                    5.34         12/15/2009        3,096,125

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES (CONTINUED)
$   1,203,025   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                                  4.32%        05/15/2008    $   1,201,180
    2,849,888   GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                          5.44         08/25/2035        2,848,752
    2,545,989   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                          6.02         02/25/2034        2,554,174
      331,277   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1
                CLASS AII+/-                                                               5.56         03/25/2032          331,322
      500,000   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8
                CLASS MII1+/-                                                              5.95         10/25/2033          500,422
    4,000,000   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS M1+/-        6.07         10/25/2033        4,007,834
    4,000,000   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-         6.75         04/25/2033        4,002,787
      505,911   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        5.80         12/25/2034          507,576
    4,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++              5.64         01/23/2011        3,999,800
    2,800,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++              5.61         06/23/2012        2,800,000

TOTAL ASSET BACKED SECURITIES (COST $46,397,682)                                                                         42,679,946
                                                                                                                      -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 18.42%
      534,965   ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                  7.10         08/13/2029          537,964
   37,000,000   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
                CLASS XP+/-++(c)                                                           1.53         05/11/2035        1,933,775
      464,306   BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-             7.12         10/20/2032          470,525
    2,458,402   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.25         12/25/2035        2,440,239
      629,691   CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
                CLASS AA+/-                                                                5.65         12/25/2034          631,732
    2,792,739   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-           5.38         11/25/2036        2,791,542
      395,102   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                     6.00         02/25/2017          395,261
    1,113,593   COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
                CLASS 2A1+/-                                                               6.64         06/19/2031        1,111,385
      426,573   COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
                CLASS 3A1+/-                                                               7.37         09/25/2034          436,014
    1,427,256   COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                      5.60         03/20/2036        1,422,610
   43,014,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK6
                CLASS ACP+/-(c)                                                            0.93         08/15/2036          761,658
       41,431   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A              7.45         06/10/2033           41,378
      675,268   DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                          8.45         09/20/2019          673,925
      240,048   FHLMC SERIES 2198 CLASS SC+/-                                              9.00         06/15/2028          253,836
    1,304,029   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6              9.50         02/25/2042        1,416,758
       72,673   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-          5.85         07/25/2043           76,481
    2,672,776   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-          5.80         10/25/2043        2,711,024
      267,423   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50         11/25/2031          284,394
    1,950,448   FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                                9.50         05/25/2042        2,088,500
      609,593   FNMA SERIES 1989-29 CLASS Z                                               10.00         06/25/2019          657,601
      419,537   FNMA SERIES 1989-63 CLASS Z                                                9.40         10/25/2019          445,543
    2,122,848   FNMA SERIES 2003-W19 CLASS 1A4                                             4.78         11/25/2033        2,102,102
      850,742   FNMA SERIES G95-2 CLASS IO+/-(c)(i)                                       10.00         05/25/2020          204,940
      214,985   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                8.00         06/25/2033          216,009
    3,862,603   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 5.83         08/25/2042        3,973,876
      372,072   FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                                9.40         10/25/2042          399,042
    1,194,628   FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                   4.75         12/25/2042        1,187,075
  100,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1
                CLASS X2+/-++(c)                                                           0.95         05/15/2033        1,299,320
   75,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2
                CLASS X2+/-++(c)                                                           1.33         08/11/2033        1,425,855
   67,720,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
                CLASS X2+/-++(c)                                                           0.95         04/15/2034          832,231
      309,395   GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES 1998-GN1
                CLASS M2(i)                                                                8.02         02/25/2027          308,090
    6,000,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
                CLASS XPB+/-++(c)                                                          1.76         01/11/2035          108,733
    1,260,440   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2004-GG1
                CLASS A2                                                                   3.84         06/10/2036        1,250,260
    1,028,035   GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A++                          8.00         09/19/2027        1,086,737
    3,401,551   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.72         06/25/2034        3,418,651

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED  MORTGAGE OBLIGATIONS (CONTINUED)
$   2,538,581   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                     5.81%        06/25/2034    $   2,651,318
    1,725,273   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                  5.67         01/25/2036        1,724,358
    2,901,781   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                  5.73         04/25/2036        2,899,488
      693,748   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                         6.99         04/25/2032          694,751
   10,318,239   INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(c)         0.80         01/25/2035           83,836
   72,102,560   INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(c)          0.80         11/25/2034          518,237
  125,000,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2001-CIB2 CLASS X2+/-++(c)                                                 1.00         04/15/2035        1,889,038
    2,871,837   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                        4.91         04/25/2035        2,840,807
    2,752,559   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                       5.12         06/25/2035        2,742,970
    2,528,329   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.37         08/25/2035        2,512,627
    2,507,050   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
                CLASS 1A1+/-++                                                             4.95         09/28/2044        2,476,414
       51,570   MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                          6.13         10/25/2032           51,361
   65,311,087   MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-++(c)                   0.75         11/15/2031        1,094,268
      590,702   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-            5.44         05/25/2035          590,821
    4,134,077   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-           5.14         02/25/2035        4,172,365
    6,197,540   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                         6.72         09/10/2035        6,303,302
      964,058   RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                                7.33         04/01/2026          961,767
      155,178   SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^(f)          0.92         10/23/2017          140,470
    3,492,240   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++       8.52         07/15/2027        3,504,458
       18,204   STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B
                CLASS BO(i)^                                                               0.21         06/25/2023           17,591
      168,898   USGI FHA PROJECT LOAN                                                      7.44         11/24/2019          168,898
      749,180   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-                4.82         10/25/2032          744,875
      984,741   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-                4.38         12/25/2032          974,182
    2,540,875   WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                 3.07         08/25/2033        2,487,949
      437,444   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                     7.00         08/25/2032          435,677
      437,444   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                     7.00         08/25/2032          435,677
      137,582   WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(i)               7.08         12/28/2037          137,582

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $81,925,443)                                                             82,650,153
                                                                                                                      -------------

CORPORATE BONDS & NOTES - 41.93%

AMUSEMENT & RECREATION SERVICES - 0.38%
      319,452   DISNEY CRAVE CUSTOM REPACKAGED++(i)                                        7.20         01/10/2007          319,551
    1,400,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                        6.52         12/01/2010        1,400,000

                                                                                                                          1,719,551
                                                                                                                      -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.66%
    3,000,000   CENTEX CORPORATION                                                         4.88         08/15/2008        2,973,237
                                                                                                                      -------------

BUSINESS SERVICES - 0.76%
      744,000   BEAVER VALLEY II FUNDING CORPORATION                                       8.63         06/01/2007          753,360
    2,700,000   CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                     4.50         09/01/2008        2,672,060

                                                                                                                          3,425,420
                                                                                                                      -------------

COMMUNICATIONS - 4.79%
    3,000,000   AMFM INCORPORATED                                                          8.00         11/01/2008        3,133,308
    2,350,000   AT&T INCORPORATED                                                          4.13         09/15/2009        2,291,969
    1,800,000   CLEAR CHANNEL COMMUNICATIONS                                               3.13         02/01/2007        1,793,268

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COMMUNICATIONS (CONTINUED)
$   1,750,000   QWEST CORPORATION+/-                                                       8.64%        06/15/2013    $   1,896,563
    3,500,000   SPRINT CAPITAL CORPORATION                                                 6.13         11/15/2008        3,555,713
      500,000   TIME WARNER COMPANY INCORPORATED                                           7.48         01/15/2008          511,945
    5,100,000   TIME WARNER ENTERTAINMENT COMPANY LP<<                                     7.25         09/01/2008        5,266,739
    1,935,000   VERIZON GLOBAL FUNDING CORPORATION                                         4.00         01/15/2008        1,910,545
      800,000   VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                              7.60         03/15/2007          804,630
      300,000   VERIZON WIRELESS CAPITAL LLC                                               5.38         12/15/2006          299,988

                                                                                                                         21,464,668
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS - 6.73%
    3,800,000   BANK OF AMERICA CORPORATION<<                                              5.25         02/01/2007        3,798,659
    6,000,000   BANK OF NEW YORK COMPANY INCORPORATED+/-                                   4.25         09/04/2012        5,967,390
    5,000,000   HUNTINGTON CAPITAL TRUST I+/-                                              6.08         02/01/2027        4,841,310
    2,000,000   INDEPENDENCE COMMUNITY BANK CORPORATION+/-                                 3.50         06/20/2013        1,949,610
    4,750,000   M&T BANK CORPORATION+/-++                                                  3.85         04/01/2013        4,678,242
    5,000,000   STAR BANC CAPITAL TRUST I+/-                                               6.16         06/15/2027        4,945,155
    2,000,000   WACHOVIA CORPORATION+/-                                                    5.51         03/15/2011        2,002,372
    2,000,000   WASHINGTON MUTUAL BANK SERIES BKNT+/-                                      5.80         05/20/2013        1,999,056

                                                                                                                         30,181,794
                                                                                                                      -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.76%
    4,500,000   ENTERGY GULF STATES INCORPORATED                                           5.12         08/01/2010        4,437,414
    2,000,000   FAR WEST WATER & SEWER INCORPORATED++                                      7.63         06/28/2007        1,996,000
    1,870,000   IPALCO ENTERPRISES INCORPORATED                                            8.38         11/14/2008        1,944,800
    3,920,000   WASTE MANAGEMENT INCORPORATED                                              6.50         11/15/2008        4,011,634

                                                                                                                         12,389,848
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.46%
    2,000,000   AMETEK INCORPORATED                                                        7.20         07/15/2008        2,042,142
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS - 2.15%
    4,700,000   GENERAL MILLS INCORPORATED                                                 3.88         11/30/2007        4,628,057
    3,250,000   HJ HEINZ COMPANY++                                                         6.43         12/01/2008        3,315,878
    1,700,000   KRAFT FOODS INCORPORATED                                                   5.25         06/01/2007        1,698,762

                                                                                                                          9,642,697
                                                                                                                      -------------

FOOD STORES - 0.58%
    2,500,000   YUM! BRANDS INCORPORATED                                                   7.65         05/15/2008        2,582,855
                                                                                                                      -------------

GENERAL MERCHANDISE STORES - 1.62%
    7,500,000   WAL-MART STORES INCORPORATED                                               3.38         10/01/2008        7,288,245
                                                                                                                      -------------

HOLDING & OTHER INVESTMENT OFFICES - 2.93%
      883,946   CORE INVESTMENT GRADE TRUST                                                4.64         11/30/2007          879,227
    2,510,000   GREENPOINT FINANCIAL CORPORATION                                           3.20         06/06/2008        2,429,419
    5,000,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                          5.13         06/28/2007        4,992,765
    5,000,000   PRINCIPAL LIFE GLOBAL FUNDING I++                                          2.80         06/26/2008        4,827,235

                                                                                                                         13,128,646
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.45%
$   2,000,000   MIRAGE RESORTS INCORPORATED<<                                              6.75%        02/01/2008    $   2,015,000
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.71%
    3,200,000   JOHN DEERE CAPITAL CORPORATION                                             3.88         03/07/2007        3,187,286
                                                                                                                      -------------

INSURANCE CARRIERS - 0.45%
    2,000,000   UNUMPROVIDENT CORPORATION                                                  6.00         05/15/2008        2,014,426
                                                                                                                      -------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.51%
    2,300,000   BAUSCH & LOMB INCORPORATED                                                 6.95         11/15/2007        2,305,049
                                                                                                                      -------------

MOTION PICTURES - 0.10%
      460,000   NEWS AMERICA INCORPORATED                                                  6.63         01/09/2008          466,275
                                                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.30%
    4,700,000   COUNTRYWIDE HOME LOAN<<                                                    5.63         07/15/2009        4,756,513
    7,250,000   GENERAL ELECTRIC CAPITAL CORPORATION<<                                     3.50         05/01/2008        7,098,221
    2,250,000   GENERAL MOTORS ACCEPTANCE CORPORATION                                      7.75         01/19/2010        2,355,462
    2,500,000   HSBC FINANCE CORPORATION                                                   5.84         02/15/2008        2,519,098
    3,000,000   NISSAN MOTOR ACCEPTANCE++                                                  5.63         03/14/2011        3,029,418
    2,000,000   RESIDENTIAL CAPITAL CORPORATION                                            6.38         06/30/2010        2,047,684
    2,000,000   WASHINGTON MUTUAL BANK                                                     4.50         08/25/2008        1,978,602

                                                                                                                         23,784,998
                                                                                                                      -------------

OIL & GAS EXTRACTION - 0.56%
    2,500,000   MARATHON OIL CORPORATION                                                   5.38         06/01/2007        2,499,428
                                                                                                                      -------------

PAPER & ALLIED PRODUCTS - 0.45%
    2,000,000   INTERNATIONAL PAPER COMPANY                                                6.50         11/15/2007        2,012,414
                                                                                                                      -------------

PIPELINES, EXCEPT NATURAL GAS - 0.40%
    1,800,000   PLAINS ALL AMERICAN PIPELINE LP                                            4.75         08/15/2009        1,771,915
                                                                                                                      -------------

PRIMARY METAL INDUSTRIES - 0.24%
    1,000,000   UNITED STATES STEEL CORPORATION                                           10.75         08/01/2008        1,087,500
                                                                                                                      -------------

RAILROAD TRANSPORTATION - 0.77%
      460,000   CSX CORPORATION                                                            6.25         10/15/2008          468,387
    2,980,000   UNION PACIFIC CORPORATION                                                  5.75         10/15/2007        2,983,710

                                                                                                                          3,452,097
                                                                                                                      -------------

REAL ESTATE - 0.90%
    2,000,000   EOP OPERATING LP                                                           6.75         02/15/2008        2,036,984
    2,000,000   HIGHWOODS REALTY LP                                                        7.00         12/01/2006        2,000,000

                                                                                                                          4,036,984
                                                                                                                      -------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.19%
    3,000,000   BRANDYWINE OPERATING PARTNERS+/-                                           5.82         04/01/2009        3,004,458
    3,000,000   HRPT PROPERTIES TRUST+/-                                                   5.99         03/16/2011        3,000,600
    2,000,000   ISTAR FINANCIAL INCORPORATED+/-                                            5.94         03/16/2009        2,013,390
    1,924,000   ROUSE COMPANY                                                              3.63         03/15/2009        1,826,478

                                                                                                                          9,844,926
                                                                                                                      -------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.69%
$   3,000,000   LEHMAN BROTHERS HOLDING INCORPORATED                                       5.75%        04/25/2011    $   3,080,862
                                                                                                                      -------------
TOBACCO PRODUCTS - 0.45%
    2,000,000   ALTRIA GROUP INCORPORATED                                                  7.20         02/01/2007        2,003,270
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT - 3.41%
    5,800,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                     4.75         01/15/2008        5,752,040
    3,000,000   JOHNSON CONTROLS INCORPORATED                                              5.25         01/15/2011        2,996,535
    3,125,000   RAYTHEON COMPANY                                                           6.75         08/15/2007        3,152,188
      400,000   TEXAS EASTERN TRANSMISSION LP                                              5.25         07/15/2007          398,835
    3,000,000   TRW INCORPORATED SERIES MTNC                                               6.73         07/11/2007        3,018,849

                                                                                                                         15,318,447
                                                                                                                      -------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.53%
    2,340,000   SAFEWAY INCORPORATED                                                       7.00         09/15/2007        2,370,632
                                                                                                                      -------------

TOTAL CORPORATE BONDS & NOTES (COST $189,275,595)                                                                       188,090,612
                                                                                                                      -------------
FOREIGN CORPORATE BONDS - 5.88%
    3,450,000   BRITISH SKY BROADCASTING GROUP PLC                                         8.20         07/15/2009        3,703,116
      250,000   CHEVRON CAPITAL COMPANY                                                    3.50         09/17/2007          246,859
    2,500,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV<<                                8.00         06/15/2010        2,734,615
    2,700,000   ENCANA CORPORATION                                                         4.60         08/15/2009        2,662,359
    1,500,000   KOREA DEVELOPMENT BANK                                                     4.63         09/16/2010        1,478,151
    1,100,000   PEMEX FINANCE LIMITED                                                      9.69         08/15/2009        1,192,455
      600,000   REGIONAL DIVERSIFIED FUNDING+/-++                                          6.70         01/25/2036          603,000
    3,000,000   TELUS CORPORATION                                                          7.50         06/01/2007        3,029,928
    4,000,000   TRANSOCEAN INCORPORATED+/-                                                 5.59         09/05/2008        4,001,820
    4,000,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                              6.50         12/15/2008        4,050,160
    2,625,000   YORKSHIRE POWER FINANCE SERIES B                                           6.50         02/25/2008        2,653,576

TOTAL FOREIGN CORPORATE BONDS@ (COST $26,533,044)                                                                        26,356,039
                                                                                                                      -------------
FOREIGN GOVERNMENT BONDS - 1.17%
    2,500,000   PCCW HKT CAPITAL LIMITED++                                                 8.00         11/15/2011        2,781,978
    2,500,000   TELEFONOS DE MEXICO SA                                                     4.50         11/19/2008        2,460,023

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,157,295)                                                                         5,242,001
                                                                                                                      -------------
MUNICIPAL BONDS & NOTES - 7.30%

ARIZONA - 1.34%
    5,000,000   PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES REVENUE,
                AMBAC INSURED)+/-%%%                                                       7.13         12/01/2021        5,250,550
      750,000   SANTA CRUZ COUNTY AZ IDA+/-%%%                                             4.75         08/01/2020          749,408

                                                                                                                          5,999,958
                                                                                                                      -------------
CALIFORNIA - 1.34%
    1,000,000   ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE REVENUE,
                FIRST SECURITY BANK LOC)+/-%%%                                             7.38         09/01/2020        1,035,280
    2,000,000   BELL CA PUBLIC FINANCING AUTHORITY TAXABLE BOND ANTICIPATED NOTES
                (PROPERTY TAX REVENUE)                                                     7.40         11/01/2007        1,999,980

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$   3,015,000   CSUCI FINANCING AUTHORITY OF CALIFORNIA (COLLEGE & UNIVERSITY
                REVENUE LOC)+/-%%%                                                         3.79%        08/01/2044    $   2,979,031

                                                                                                                          6,014,291
                                                                                                                      -------------
FLORIDA - 1.26%
    5,000,000   SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT (OTHER
                REVENUE)+/-%%%                                                            11.50         10/01/2013        5,649,450
                                                                                                                      -------------
GEORGIA - 0.69%
    3,000,000   ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE REVENUE,
                FIRST SECURITY BANK LOC)+/-%%%                                             7.00         12/01/2028        3,107,280
                                                                                                                      -------------
ILLINOIS - 0.37%
      560,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL DISTRICTS,
                FIRST SECURITY BANK LOC)+/-%%%                                             5.42         12/01/2008          503,160
    1,475,000   COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL DISTRICTS,
                FIRST SECURITY BANK LOC)+/-%%%                                             5.20         12/01/2011        1,140,809

                                                                                                                          1,643,969
                                                                                                                      -------------
IOWA - 0.19%
      830,000   TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX REVENUE
                LOC)+/-%%%                                                                 6.79         06/01/2010          852,286
                                                                                                                      -------------
KANSAS - 0.54%
    2,435,000   WYANDOTTE COUNTY KANSAS CITY KS UNITED GOVERNMENT SPECIAL OBLIGATION
                REVENUE SALES TAX-1ST LIEN-AREA A (SALES TAX REVENUE LOC, CITIBANK
                NA INSURED)+/-%%%                                                          4.67         12/01/2009        2,424,310
                                                                                                                      -------------
LOUISIANA - 0.56%
    2,509,321   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
                REVENUE LOC)+/-%%%                                                         6.36         05/15/2025        2,509,822
                                                                                                                      -------------
MASSACHUSETTS - 0.69%
    3,000,000   NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
                UNIVERSITY REVENUE, MBIA INSURED)+/-%%%                                    7.04         10/01/2028        3,113,940
                                                                                                                      -------------
TEXAS - 0.27%
    1,330,000   HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN SERIES A2 (SPORTS
                FACILITIES REVENUE, MBIA INSURED)+/-%%%                                    5.62         12/01/2008        1,190,377
                                                                                                                      -------------
WISCONSIN - 0.05%
      240,000   MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE TAXABLE
                SCIENCE EDUCATION PROJECT SERIES A-T+/-%%%                                 6.00         08/01/2008          239,902
                                                                                                                      -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $32,875,096)                                                                         32,745,585
                                                                                                                      -------------

US TREASURY SECURITIES - 0.05%

US TREASURY BILLS - 0.05%
       25,000   US TREASURY BILL^#                                                         4.92         01/25/2007           24,815
      200,000   US TREASURY BILL^#                                                         4.98         01/25/2007          198,520

                                                                                                                            223,335
                                                                                                                      -------------

TOTAL US TREASURY SECURITIES (COST $223,292)                                                                                223,335
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING - 12.65%

COLLATERAL INVESTED IN OTHER ASSETS - 12.65%
       58,367   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                    5.38         06/29/2007           58,400
      115,067   ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                  5.46         01/16/2007          115,090
       50,863   ABN AMRO BANK NV+/-                                                        5.43         05/11/2007           50,877

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$      20,012   ALLIED IRISH BANKS NORTH AMERICA                                           5.31%        12/04/2006    $      20,003
      166,763   AMERICAN EXPRESS BANK+/-                                                   5.39         11/21/2007          166,950
      767,110   AMERICAN EXPRESS BANK FSB+/-                                               5.28         01/26/2007          767,110
      483,613   AMERICAN GENERAL FINANCE CORPORATION+/-++                                  5.35         12/14/2007          483,806
       16,676   AMERICAN HONDA FINANCE+/-++                                                5.46         09/27/2007           16,697
      416,908   ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.34         05/10/2007          416,908
      333,526   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                          5.30         04/25/2007          333,540
       23,247   ATOMIUM FUNDING CORPORATION                                                5.35         02/08/2007           23,013
       60,035   BANK OF AMERICA NA+/-                                                      5.69         09/06/2007           60,217
       15,009   BANK OF IRELAND                                                            5.30         12/05/2006           15,000
       41,691   BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                      5.42         01/12/2007           41,695
       83,382   BEAR STEARNS & COMPANY+/-                                                  5.94         09/27/2007           83,830
    3,585,407   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE
                $3,585,941)                                                                5.36         12/01/2006        3,585,407
       32,019   BEAR STEARNS & COMPANY SERIES MTNB+/-                                      5.53         01/16/2007           32,025
    1,083,960   BEAR STEARNS COMPANIES INCORPORATED+/-                                     5.39         02/23/2007        1,083,960
    1,667,631   BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE
                $1,667,879)                                                                5.36         12/01/2006        1,667,631
      250,145   BETA FINANCE INCORPORATED+/-++                                             5.34         07/17/2007          250,222
       33,353   BHP BILLITON FINANCE (USA) LIMITED                                         5.32         12/28/2006           33,221
    1,083,960   BUCKINGHAM II CDO LLC                                                      5.31         12/20/2006        1,080,958
      416,908   BUCKINGHAM II CDO LLC++                                                    5.34         01/22/2007          413,752
      844,939   BUCKINGHAM III CDO LLC                                                     5.30         12/06/2006          844,322
      416,908   BUCKINGHAM III CDO LLC++                                                   5.31         12/15/2006          416,057
      239,305   CAIRN HIGH GRADE FUNDING I LLC++                                           5.35         02/01/2007          237,147
      283,497   CANCARA ASSET SECURITIZATION LIMITED++                                     5.33         12/04/2006          283,373
    2,418,115   CEDAR SPRINGS CAPITAL COMPANY                                              5.35         12/01/2006        2,418,115
      245,208   CEDAR SPRINGS CAPITAL COMPANY                                              5.30         12/06/2006          245,029
      119,619   CEDAR SPRINGS CAPITAL COMPANY                                              5.33         12/18/2006          119,323
        6,187   CEDAR SPRINGS CAPITAL COMPANY++                                            5.35         01/08/2007            6,153
       61,135   CEDAR SPRINGS CAPITAL COMPANY                                              5.36         02/02/2007           60,575
       13,941   CEDAR SPRINGS CAPITAL COMPANY++                                            5.38         03/12/2007           13,737
    1,379,856   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,380,061)                 5.36         12/01/2006        1,379,856
        4,169   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                 5.36         01/17/2007            4,141
       83,382   CREDIT SUISSE FIRST BOSTON+/-                                              5.36         03/27/2007           83,382
       75,043   CREDIT SUISSE FIRST BOSTON+/-                                              5.47         04/05/2007           75,079
       38,189   CREDIT SUISSE FIRST BOSTON+/-                                              5.74         10/29/2007           38,338
        4,169   CROWN POINT CAPITAL COMPANY                                                5.39         04/17/2007            4,086
      116,734   CULLINAN FINANCE CORPORATION+/-++                                          5.28         12/20/2006          116,733
       14,909   CULLINAN FINANCE CORPORATION++                                             5.32         12/21/2006           14,865
      573,815   DEER VALLEY FUNDING LLC                                                    5.31         12/11/2006          572,977
       83,548   DEER VALLEY FUNDING LLC                                                    5.31         12/14/2006           83,390
      833,816   DEER VALLEY FUNDING LLC                                                    5.31         12/15/2006          832,115
      833,816   DEER VALLEY FUNDING LLC                                                    5.34         01/23/2007          827,387
       89,235   DEER VALLEY FUNDING LLC++                                                  5.35         01/24/2007           88,534
      247,943   DEER VALLEY FUNDING LLC                                                    5.35         02/06/2007          245,526
      200,116   DEER VALLEY FUNDING LLC++                                                  5.37         02/27/2007          197,552
       37,939   DEUTSCHE BANK AG+/-                                                        5.37         03/15/2007           37,745
       33,353   FAIRWAY FINANCE CORPORATION++                                              5.33         12/11/2006           33,304
      325,672   FAIRWAY FINANCE CORPORATION++                                              5.32         12/15/2006          325,007

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   6,336,998   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $6,337,942)              5.36%        12/01/2006    $   6,336,998
      833,816   FIVE FINANCE INCORPORATED+/-++                                             5.37         01/25/2007          834,182
       13,158   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                           5.31         12/08/2006           13,144
      576,817   FOX TROT CDO LIMITED                                                       5.29         12/01/2006          576,817
      838,452   FOX TROT CDO LIMITED                                                       5.31         12/12/2006          837,110
      266,821   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40         06/18/2007          266,821
      336,778   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.44         06/22/2007          337,037
      567,662   GENWORTH FINANCIAL INCORPORATED+/-                                         5.53         06/15/2007          568,354
      416,908   GERMAN RESIDENTIAL FUNDING+/-++                                            5.35         08/22/2007          416,908
       58,367   GOLDMAN SACHS & COMPANY+/-                                                 5.51         01/09/2007           58,376
      833,816   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                            5.46         03/30/2007          834,141
      170,098   HBOS TREASURY SERVICES PLC+/-++                                            5.45         01/12/2007          170,129
       11,673   IBM CORPORATION SERIES MTN+/-                                              5.36         06/28/2007           11,679
       51,063   ICICI BANK LIMITED                                                         5.43         12/01/2006           51,063
      583,671   ING USA ANNUITY & LIFE INSURANCE+/-                                        5.39         09/17/2007          583,671
       33,086   IRISH LIFE & PERMANENT PLC                                                 5.40         12/13/2006           33,028
        4,169   IRISH LIFE & PERMANENT PLC++                                               5.38         04/04/2007            4,094
       79,212   JPMORGAN CHASE & COMPANY+/-                                                5.52         12/18/2006           79,218
    1,067,284   KAUPTHING BANK SERIES MTN+/-++                                             5.38         03/20/2007        1,066,889
      135,345   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.30         12/01/2006          135,345
      344,483   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31         12/12/2006          343,931
       64,687   LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31         12/15/2006           64,555
      271,057   LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.30         12/28/2006          269,989
       77,545   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                   5.49         04/20/2007           77,606
       66,705   LIBERTY LIGHT US CAPITAL+/-++                                              5.47         04/16/2007           66,747
      706,008   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                       5.31         12/08/2006          705,288
      118,719   LIBERTY STREET FUNDING CORPORATION++                                       5.31         12/15/2006          118,476
    1,659,293   LIBERTY STREET FUNDING CORPORATION++                                       5.29         12/29/2006        1,652,523
      583,671   LIQUID FUNDING LIMITED+/-++                                                5.29         12/01/2006          583,671
      300,174   LIQUID FUNDING LIMITED++                                                   5.30         12/07/2006          299,912
        4,519   LIQUID FUNDING LIMITED++                                                   5.34         12/15/2006            4,510
       80,880   LIQUID FUNDING LIMITED                                                     5.32         12/27/2006           80,574
      250,145   LIQUID FUNDING LIMITED                                                     5.44         12/28/2006          249,159
      583,671   LIQUID FUNDING LIMITED+/-++                                                5.35         12/29/2006          583,665
        7,104   MANE FUNDING CORPORATION                                                   5.31         12/18/2006            7,086
       77,545   MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.50         01/26/2007           77,565
        8,338   MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.53         04/20/2007            8,345
       50,029   MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.47         08/27/2007           50,100
      107,229   MORGAN STANLEY+/-                                                          5.51         01/12/2007          107,245
       16,676   MORGAN STANLEY+/-                                                          5.48         01/19/2007           16,680
       65,038   MORGAN STANLEY+/-                                                          5.50         02/15/2007           65,058
      256,398   MORGAN STANLEY+/-                                                          5.38         12/14/2007          256,414
      416,908   NATEXIS BANQUES POPULAIRES+/-++                                            5.37         11/09/2007          416,578
      499,456   NATIONWIDE BUILDING SOCIETY+/-++                                           5.51         12/11/2006          499,470
      657,880   NATIONWIDE BUILDING SOCIETY+/-++                                           5.49         07/20/2007          658,519
        5,386   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                    5.31         12/15/2006            5,375
       89,585   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                    5.32         12/21/2006           89,324
       59,084   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                  5.33         12/22/2006           58,903

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     757,405   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                    5.30%        12/29/2006    $     754,314
      501,240   NORTH SEA FUNDING                                                          5.32         12/28/2006          499,265
      783,036   RACERS TRUST SERIES 2004-6-MM+/-++                                         5.34         05/22/2007          783,107
       16,676   RANGER FUNDING CORPORATION                                                 5.32         12/15/2006           16,642
       22,446   RANGER FUNDING CORPORATION                                                 5.33         12/21/2006           22,381
       50,029   REGENCY MARKETS #1                                                         5.33         12/07/2006           49,985
       20,012   REGENCY MARKETS #1                                                         5.32         12/15/2006           19,971
       88,384   REGENCY MARKETS #1                                                         5.32         12/18/2006           88,165
       54,532   ROYAL BANK OF SCOTLAND PLC+/-++                                            5.37         03/30/2007           54,551
        5,820   SAINT GERMAIN FUNDING++                                                    5.35         01/16/2007            5,781
      416,908   SEDNA FINANCE INCORPORATED+/-++                                            5.36         12/08/2006          416,908
      400,231   SEDNA FINANCE INCORPORATED+/-++                                            5.33         04/11/2007          400,279
    1,170,260   SLM CORPORATION+/-                                                         5.50         01/25/2007        1,170,564
       85,383   SLM CORPORATION+/-                                                         5.59         07/25/2007           85,540
      333,526   SLM CORPORATION+/-++                                                       5.32         12/12/2007          333,623
       10,006   SVENSKA HANDELSBANKEN INCORPORATED                                         5.34         01/26/2007            9,924
      982,335   TASMAN FUNDING INCORPORATED++                                              5.30         12/04/2006          981,903
      172,200   THAMES ASSET GLOBAL SECURITIZATION #1                                      5.29         12/29/2006          171,497
       37,872   THAMES ASSET GLOBAL SECURITIZATION #1++                                    5.33         01/11/2007           37,646
       24,914   THUNDER BAY FUNDING INCORPORATED                                           5.31         12/15/2006           24,864
       58,867   TICONDEROGA FUNDING LLC                                                    5.32         12/27/2006           58,644
      578,284   TICONDEROGA FUNDING LLC                                                    5.32         12/28/2006          576,006
    2,378,692   TIERRA ALTA FUNDING I LIMITED                                              5.31         12/19/2006        2,372,460
    1,667,631   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51         12/31/2007        1,667,631
      320,502   TRAVELERS INSURANCE COMPANY+/-                                             5.39         02/09/2007          320,496
        4,269   TULIP FUNDING CORPORATION                                                  5.38         04/25/2007            4,179
       41,691   UBS FINANCE (DELAWARE) LLC                                                 5.33         12/05/2006           41,667
      416,908   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.33         03/09/2007          416,987
      658,714   VARIABLE FUNDING CAPITAL CORPORATION                                       5.32         12/06/2006          658,233
       38,289   VERSAILLES CDS LLC++                                                       5.34         12/19/2006           38,188
       26,015   VERSAILLES CDS LLC++                                                       5.33         12/21/2006           25,939
        6,320   VERSAILLES CDS LLC++                                                       5.32         12/22/2006            6,301
      134,878   VERSAILLES CDS LLC                                                         5.31         12/28/2006          134,347
      416,908   WAL-MART STORES INCORPORATED+/-                                            5.26         03/28/2007          416,912
       58,417   WHISTLEJACKET CAPITAL LIMITED                                              5.30         12/07/2006           58,366
       64,521   WHISTLEJACKET CAPITAL LIMITED                                              5.31         12/12/2006           64,417
      179,120   WHITE PINE FINANCE LLC                                                     5.31         12/13/2006          178,807
       34,653   WHITE PINE FINANCE LLC++                                                   5.31         12/15/2006           34,583
      517,799   WORLD OMNI VEHICLE LEASING                                                 5.31         12/11/2006          517,043
      166,763   WORLD OMNI VEHICLE LEASING                                                 5.31         12/12/2006          166,496
    2,046,934   WORLD OMNI VEHICLE LEASING                                                 5.31         12/14/2006        2,043,048

                                                                                                                         56,764,092
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,764,092)                                                               56,764,092
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

SHARES          SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS - 3.39%
   15,211,129   WELLS FARGO MONEY MARKET TRUST~+++                                                                    $  15,211,129
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $15,211,129)                                                                          15,211,129
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $507,123,328)*                           111.93%                                                                $ 502,123,757

OTHER ASSETS AND LIABILITIES, NET              (11.93)                                                                  (53,518,497)
                                               ------                                                                 -------------

TOTAL NET ASSETS                               100.00%                                                                $ 448,605,260
                                               ======                                                                 =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)   ILLIQUID SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

%%% THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

(f)   PRINCIPAL ONLY SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $15,211,129.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.30%
$   343,251  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-        6.00%        04/25/2024    $      343,002

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $330,751)                                                                343,002
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 58.30%

AMUSEMENT & RECREATION SERVICES - 1.40%
  1,500,000  CAESARS ENTERTAINMENT                                                     8.88         09/15/2008         1,573,125
                                                                                                                  --------------

APPAREL & ACCESSORY STORES - 1.91%
  2,000,000  GAP INCORPORATED                                                          9.55         12/15/2008         2,148,510
                                                                                                                  --------------

BUSINESS SERVICES - 1.94%
   725,000   BRICKMAN GROUP LIMITED SERIES B                                          11.75         12/15/2009           770,313
  1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                         3.75         01/15/2009         1,419,375

                                                                                                                       2,189,688
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 3.28%
  1,515,000  FMC CORPORATION SERIES MTNA                                               7.00         05/15/2008         1,544,509
  2,000,000  IMC GLOBAL INCORPORATED SERIES B                                         10.88         06/01/2008         2,157,500

                                                                                                                       3,702,009
                                                                                                                  --------------

COMMUNICATIONS - 6.93%
  1,615,000  CSC HOLDINGS INCORPORATED                                                 7.25         07/15/2008         1,635,188
  1,500,000  ECHOSTAR DBS CORPORATION                                                  5.75         10/01/2008         1,492,500
  1,165,000  PANAMSAT CORPORATION                                                      6.38         01/15/2008         1,165,000
  2,000,000  QWEST CORPORATION+/-                                                      8.64         06/15/2013         2,167,500
  1,300,000  RURAL CELLULAR CORPORATION                                                8.25         03/15/2012         1,348,750

                                                                                                                       7,808,938
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.07%
  1,750,000  CMS ENERGY CORPORATION<<                                                  7.50         01/15/2009         1,806,875
  1,300,000  IPALCO ENTERPRISES INCORPORATED                                           8.38         11/14/2008         1,352,000
  1,990,000  SIERRA PACIFIC POWER COMPANY SERIES A                                     8.00         06/01/2008         2,054,577
  1,615,000  TXU ENERGY COMPANY LLC                                                    6.13         03/15/2008         1,629,684

                                                                                                                       6,843,136
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS - 1.31%
  1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                8.00         02/15/2008         1,472,400
                                                                                                                  --------------

GENERAL MERCHANDISE STORES - 1.56%
  1,750,00   JC PENNEY CORPORATION INCORPORATED                                        7.60         04/01/2007         1,761,169
                                                                                                                  --------------

HEALTH SERVICES - 3.33%
  2,000,000  ALLIANCE IMAGING INCORPORATED(a)                                         10.38         04/15/2011         2,110,000
  1,600,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                                   7.88         02/01/2008         1,640,000

                                                                                                                       3,750,000
                                                                                                                  --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 4.22%
  1,500,000  BOYD GAMING CORPORATION                                                   8.75         04/15/2012         1,571,250
  1,590,000  HANOVER EQUIPMENT TRUST SERIES B                                          8.75         09/01/2011         1,657,575

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES (CONTINUED)
$ 1,500,000  MGM MIRAGE INCORPORATED                                                   9.75%        06/01/2007    $    1,526,250

                                                                                                                       4,755,075
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.43%
  1,500,000  MANITOWOC COMPANY INCORPORATED                                           10.50         08/01/2012         1,614,375
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY - 0.91%
  1,000,000  CORRECTIONS CORPORATION OF AMERICA                                        7.50         05/01/2011         1,027,500
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS - 2.05%
  2,300,000  BAUSCH & LOMB INCORPORATED                                                6.95         11/15/2007         2,305,049
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.45%
    750,000  JACUZZI BRANDS INCORPORATED                                               9.63         07/01/2010           800,625
  1,850,000  OWENS-BROCKWAY GLASS CONTAINERS                                           8.75         11/15/2012         1,956,375

                                                                                                                       2,757,000
                                                                                                                  --------------

MISCELLANEOUS RETAIL - 1.24%
  1,300,000  JAFRA COSMETICS INTERNATIONAL INCORPORATED                               10.75         05/15/2011         1,394,250
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 4.45%
  2,000,000  FORD MOTOR CREDIT COMPANY                                                 4.95         01/15/2008         1,963,026
  1,000,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                     7.75         01/19/2010         1,046,872
  2,000,000  RESIDENTIAL CAPITAL CORPORATION+/-++                                      7.20         04/17/2009         2,005,684

                                                                                                                       5,015,582
                                                                                                                  --------------

OIL & GAS EXTRACTION - 1.27%
  1,400,000  FOREST OIL CORPORATION                                                    8.00         06/15/2008         1,433,250
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS - 1.48%
  1,600,000  PLAYTEX PRODUCTS INCORPORATED                                             8.00         03/01/2011         1,672,000
                                                                                                                  --------------

PERSONAL SERVICES - 1.33%
  1,500,000  SERVICE CORPORATION INTERNATIONAL                                         6.50         03/15/2008         1,501,875
                                                                                                                  --------------

PIPELINES, EXCEPT NATURAL GAS - 1.84%
  2,105,000  PLAINS ALL AMERICAN PIPELINE LP                                           4.75         08/15/2009         2,072,156
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES - 2.39%
  1,000,000  GENERAL CABLE CORPORATION                                                 9.50         11/15/2010         1,065,000
  1,500,000  UNITED STATES STEEL CORPORATION                                          10.75         08/01/2008         1,631,250

                                                                                                                       2,696,250
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 2.60%
  1,750,000  DEX MEDIA EAST LLC/DEX MEDIA EAST FINANCE COMPANY                         9.88         11/15/2009         1,837,500
    450,000  DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B                9.88         08/15/2013           490,500
    600,000  HOUGHTON MIFFLIN COMPANY                                                  7.20         03/15/2011           600,000

                                                                                                                       2,928,000
                                                                                                                  --------------

REAL ESTATE - 0.70%
   780,000   HOST MARRIOTT LP SERIES M                                                 7.00         08/15/2012           791,700
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.14%
  1,250,000  CRESCENT REAL ESTATE                                                      9.25%        04/15/2009         1,285,938
                                                                                                                  --------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT - 1.07%
$ 1,200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                  6.23%        03/20/2007    $    1,201,355
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $65,761,174)                                                                      65,700,330
                                                                                                                  --------------

FOREIGN CORPORATE BONDS - 5.08%
  2,050,000  BRITISH SKY BROADCASTING GROUP PLC                                        8.20         07/15/2009         2,200,402
  1,490,000  CROWN CORK & SEAL FINANCE PLC<<                                           7.00         12/15/2006         1,490,000
  2,000,000  ROGERS WIRELESS INCORPORATED+/-                                           8.52         12/15/2010         2,040,000

TOTAL FOREIGN CORPORATE BONDS@ (COST $5,758,795)                                                                       5,730,402
                                                                                                                  --------------

TERM LOANS - 26.94%
    681,136  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN+/-                          7.44         01/06/2012           679,863
  1,951,682  ALLIED WASTE NORTH AMERICA TERM LOAN+/-                                   6.89         01/15/2012         1,947,896
    496,250  AMC ENTERTAINMENT TERM LOAN+/-                                            7.45         01/26/2013           498,627
  1,914,286  AVIS BUDGET CAR RENTAL LLC TERM LOAN B+/-                                 6.63         04/19/2012         1,902,800
  1,600,000  CHARTER COMMUNICATIONS TERM LOAN B+/-                                     8.01         04/27/2013         1,609,504
    500,000  CINEMARK USA INCORPORATED TERM LOAN+/-                                    7.38         03/31/2011           501,640
  1,651,667  DAVITA INCORPORATED TERM LOAN B+/-                                        7.43         10/05/2012         1,657,018
  1,299,767  DEX MEDIA WEST LLC TERM LOAN B+/-                                         6.87         09/10/2010         1,294,347
  1,989,924  DIRECTV TERM LOAN+/-                                                      6.82         04/08/2013         1,989,686
  1,985,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                       7.38         12/20/2012         1,988,275
  1,600,000  GOODYEAR TIRE & RUBBER COMPANY TERM LOAN B+/-                             8.14         04/08/2010         1,615,008
    982,500  GRAHAM PACKAGING COMPANY LP TERM LOAN+/-                                  7.73         09/15/2011           984,956
    224,032  JOHNSONDIVERSEY TERM LOAN+/-                                              7.87         12/16/2011           225,807
    995,413  LIFEPOINT INCORPORATED TERM LOAN B+/-                                     6.94         04/15/2012           989,032
    865,617  MIDWEST GENERATION LLC TERM LOAN+/-                                       6.88         04/05/2011           869,408
  1,511,888  MUELLER GROUP TERM LOAN+/-                                                7.37         10/03/2012         1,515,441
  1,317,068  NALCO COMPANY TERM LOAN B+/-                                              7.16         11/01/2010         1,318,898
  1,698,734  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B+/-                           7.89         04/06/2013         1,709,844
  1,544,321  NEW PAGE CORPORATION TERM LOAN B+/-                                       8.36         04/07/2011         1,552,043
    977,500  NORTEK HOLDINGS INCORPORATED TERM LOAN+/-                                 7.32         07/28/2011           975,545
    886,892  POLYPORE INTERNATIONAL INCORPORATED TERM LOAN+/-                          8.32         05/14/2010           891,326
  1,496,250  REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                               7.31         04/24/2012         1,505,332
    500,000  SERVICE CORPORATION INTERNATIONAL BRIDGE TERM LOAN+/-                     7.37         04/02/2007           502,500
    658,851  VISANT CORPORATION TERM LOAN B+/-                                         7.37         09/30/2011           660,913
    972,567  WARNER MUSIC GROUP TERM LOAN+/-                                           7.37         03/18/2010           975,135

TOTAL TERM LOANS (COST $30,302,437)                                                                                   30,360,844
                                                                                                                  --------------

SHARES

COLLATERAL FOR SECURITIES LENDING - 3.09%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.17%
    107,556  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      107,556
     87,985  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                              87,985

                                                                                                                         195,541
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 2.92%
$    15,770  AMERICAN GENERAL FINANCE CORPORATION+/-++                                 5.35%        12/14/2007    $       15,776
      1,752  AQUINAS FUNDING LLC++                                                     5.31         12/11/2006             1,750
     43,806  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.30         12/22/2006            43,806
     43,806  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                         5.30         04/25/2007            43,808
     43,806  BANCO SANTANDER TOTTA LOAN+/-++                                           5.32         12/14/2007            43,808
     43,806  BANK OF AMERICA NA SERIES BKNT+/-                                         5.36         06/19/2007            43,816
     28,912  BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                     5.42         01/12/2007            28,914
     10,513  BEAR STEARNS & COMPANY SERIES MTNB+/-                                     5.53         01/16/2007            10,516
    175,223  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $175,249)                5.36         12/01/2006           175,223
     43,806  BUCKINGHAM III CDO LLC++                                                  5.31         12/15/2006            43,716
    155,948  CANCARA ASSET SECURITIZATION LIMITED                                      5.34         12/01/2006           155,948
    128,635  CEDAR SPRINGS CAPITAL COMPANY                                             5.36         12/01/2006           128,635
     16,129  CEDAR SPRINGS CAPITAL COMPANY                                             5.30         12/06/2006            16,118
     17,522  CEDAR SPRINGS CAPITAL COMPANY++                                           5.34         01/17/2007            17,402
     43,806  CHEYNE FINANCE LLC SERIES MTN+/-++                                        5.34         07/16/2007            43,809
    380,683  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $380,740)                  5.36         12/01/2006           380,683
     87,612  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                             5.28         06/25/2007            87,609
     87,612  DEER VALLEY FUNDING LLC                                                   5.31         12/15/2006            87,433
     43,806  DEER VALLEY FUNDING LLC                                                   5.34         01/23/2007            43,468
     38,549  DEER VALLEY FUNDING LLC++                                                 5.37         02/27/2007            38,055
      1,752  EDISON ASSET SECURITIZATION LLC                                           5.39         12/11/2006             1,750
     42,912  FALCON ASSET SECURITIZATION CORPORATION++                                 5.32         12/01/2006            42,912
     87,612  FIVE FINANCE INCORPORATED+/-++                                            5.37         06/13/2007            87,636
     26,283  GEMINI SECURITIZATION                                                     5.29         12/29/2006            26,176
     25,145  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                           5.46         03/30/2007            25,154
      5,257  GRAMPIAN FUNDING                                                          5.31         12/13/2006             5,247
      3,504  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                               5.42         05/15/2007             3,506
      6,133  HBOS TREASURY SERVICES PLC+/-++                                           5.45         01/12/2007             6,134
     24,575  HSBC BANK USA+/-                                                          5.41         12/14/2006            24,575
     61,328  IBM CORPORATION SERIES MTN+/-                                             5.36         06/28/2007            61,356
    113,895  ING USA ANNUITY & LIFE INSURANCE+/-                                       5.39         09/17/2007           113,895
     43,806  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                5.32         12/24/2007            43,804
     26,283  KAUPTHING BANK SERIES MTN+/-++                                            5.38         03/20/2007            26,274
     34,897  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.33         12/01/2006            34,897
     21,389  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.30         12/07/2006            21,371
      4,221  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.32         12/15/2006             4,213
     40,158  LEGACY CAPITAL CORPORATION                                                5.34         12/01/2006            40,158
    175,223  LIBERTY LIGHTHOUSE FUNDING COMPANY                                        5.31         12/05/2006           175,121
     26,283  LIQUID FUNDING LIMITED+/-++                                               5.29         12/01/2006            26,283
     43,806  LIQUID FUNDING LIMITED++                                                  5.30         12/07/2006            43,768
     26,283  LIQUID FUNDING LIMITED                                                    5.44         12/28/2006            26,180
     43,806  LIQUID FUNDING LIMITED+/-++                                               5.33         03/06/2007            43,815
     10,513  LIQUID FUNDING LIMITED SERIES MTN+/-++                                    5.33         02/20/2007            10,514
     17,522  MBIA GLOBAL FUNDING LLC+/-++                                              5.32         02/20/2007            17,523
     29,481  MORGAN STANLEY+/-                                                         5.51         01/12/2007            29,486
     43,806  MORGAN STANLEY+/-                                                         5.50         07/27/2007            43,845
      8,104  MORGAN STANLEY SERIES EXL+/-                                              5.38         12/14/2007             8,105
      9,637  NATIONWIDE BUILDING SOCIETY+/-++                                          5.51         12/11/2006             9,638

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    31,391  NATIONWIDE BUILDING SOCIETY+/-++                                          5.49%        07/20/2007    $       31,422
      4,862  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                   5.31         12/15/2006             4,853
     12,518  NORTH SEA FUNDING LLC                                                     5.31         12/19/2006            12,485
     72,427  NORTH SEA FUNDING LLC                                                     5.31         12/20/2006            72,226
     87,612  NORTHERN ROCK PLC+/-++                                                    5.32         01/04/2008            87,624
     25,777  PARAGON MORTGAGES PLC SERIES 12A+/-++                                     5.30         12/15/2006            25,777
     43,806  PREMIUM ASSET TRUST+/-++                                                  5.36         12/16/2007            43,806
      7,088  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.34         05/22/2007             7,088
     35,045  SLM CORPORATION+/-++                                                      5.32         12/12/2007            35,055
    109,064  TOTAL CAPITAL SA++                                                        5.33         12/01/2006           109,064
     10,130  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/09/2007            10,129
     43,806  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                        5.33         06/15/2007            43,809
     43,806  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.33         03/09/2007            43,814
     34,519  VERSAILLES CDS LLC                                                        5.30         12/04/2006            34,504
     35,174  WHISTLEJACKET CAPITAL LIMITED++                                           5.30         12/15/2006            35,103
     47,119  WHITE PINE FINANCE LLC                                                    5.31         12/11/2006            47,050
     46,539  WORLD OMNI VEHICLE LEASING                                                5.31         12/12/2006            46,465
    140,178  WORLD OMNI VEHICLE LEASING                                                5.31         12/14/2006           139,911

                                                                                                                       3,283,814
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $3,479,355)                                                              3,479,355
                                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 8.89%
 10,014,316  WELLS FARGO MONEY MARKET TRUST~+++                                                                       10,014,316
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $10,014,316)                                                                       10,014,316
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $115,646,828)*                        102.60%                                                               $  115,628,249

OTHER ASSETS AND LIABILITIES, NET            (2.60)                                                                   (2,935,533)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  112,692,716
                                            ======                                                                ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $10,014,316.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
AGENCY SECURITIES - 9.62%

FEDERAL HOME LOAN BANK - 2.37%
$   6,000,000   FHLB<<                                                                     5.50%        02/21/2008    $   6,001,698
    5,800,000   FHLB<<                                                                     5.38         03/14/2008        5,805,000
    9,000,000   FHLB<<                                                                     5.50         08/15/2008        9,018,279

                                                                                                                         20,824,977
                                                                                                                      -------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.50%
    6,000,000   FHLMC<<                                                                    5.50         12/19/2007        6,001,296
       60,533   FHLMC #1B0128+/-                                                           7.53         09/01/2031           61,031
      407,658   FHLMC #555243                                                              9.00         11/01/2016          434,842
      960,575   FHLMC #555427                                                              9.50         09/01/2020        1,071,627
      390,078   FHLMC #555490                                                              9.50         12/01/2016          413,772
    2,667,901   FHLMC #555519<<                                                            9.00         12/01/2016        2,859,906
      574,891   FHLMC #788792+/-                                                           6.66         01/01/2029          597,174
    1,142,900   FHLMC #789272<<+/-                                                         5.72         04/01/2032        1,178,324
      100,854   FHLMC #846990+/-                                                           7.06         10/01/2031          103,133
      818,240   FHLMC #884013                                                             10.50         05/01/2020          915,572
      641,076   FHLMC #A01734<<                                                            9.00         08/01/2018          686,544
      201,061   FHLMC #A01849                                                              9.50         05/01/2020          222,630
    1,504,510   FHLMC #C64637<<                                                            7.00         06/01/2031        1,556,489
    1,926,368   FHLMC #G01126<<                                                            9.50         12/01/2022        2,088,284
      831,798   FHLMC #G11150<<                                                            7.50         12/01/2011          845,929
      741,009   FHLMC #G11200<<                                                            8.00         01/01/2012          763,742
      884,227   FHLMC #G11229<<                                                            8.00         01/01/2013          906,237
      771,127   FHLMC #G11391                                                              7.50         06/01/2012          792,467
      423,063   FHLMC #G80118                                                             10.00         11/17/2021          475,424

                                                                                                                         21,974,423
                                                                                                                      -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.57%
    6,000,000   FNMA<<                                                                     5.38         04/03/2008        6,001,416
      647,417   FNMA #100001                                                               9.00         02/15/2020          705,439
      549,864   FNMA #100256                                                               9.00         10/15/2021          595,536
      507,868   FNMA #100259                                                               7.50         12/15/2009          514,770
      218,385   FNMA #190722                                                               9.50         03/01/2021          238,961
      742,190   FNMA #190909                                                               9.00         06/01/2024          814,668
      982,323   FNMA #252870<<                                                             7.00         11/01/2014        1,011,463
      540,457   FNMA #310010                                                               9.50         12/01/2020          605,268
          234   FNMA #323069                                                               9.00         11/01/2007              235
    2,088,492   FNMA #323534<<                                                             9.00         12/01/2016        2,269,267
    1,252,855   FNMA #340181                                                               7.00         12/01/2010        1,274,148
      566,876   FNMA #344890                                                              10.25         09/01/2021          638,329
      256,585   FNMA #379046                                                               9.50         03/01/2010          259,136
      497,779   FNMA #392647                                                               9.00         10/01/2013          507,741
       37,548   FNMA #426817                                                              10.00         12/01/2009           39,231
      431,798   FNMA #458004                                                              10.00         03/20/2018          471,595
      419,429   FNMA #523850                                                              10.50         10/01/2014          451,612
    1,193,461   FNMA #535807<<                                                            10.50         04/01/2022        1,345,093
    1,471,405   FNMA #545117+/-                                                            6.97         12/01/2040        1,489,272

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$   1,163,416   FNMA #545131<<                                                             8.00%        03/01/2013    $   1,178,538
      281,457   FNMA #545157                                                               8.50         11/01/2012          287,814
    1,740,402   FNMA #545325<<                                                             8.50         07/01/2017        1,845,769
      684,303   FNMA #545460<<+/-                                                          7.26         11/01/2031          697,507
      207,911   FNMA #591199+/-                                                            7.49         08/01/2031          209,323
    3,408,790   FNMA #598559<<                                                             6.50         08/01/2031        3,527,214
      104,366   FNMA #604060+/-                                                            7.40         09/01/2031          105,586
      372,724   FNMA #604689+/-                                                            6.73         10/01/2031          376,692
      682,848   FNMA #635070+/-                                                            5.15         05/01/2032          690,761
      695,442   FNMA #646643<<+/-                                                          5.94         06/01/2032          712,522
      667,536   FNMA #660508                                                               7.00         05/01/2013          687,199
    1,462,146   FNMA #724657<<+/-                                                          8.33         07/01/2033        1,498,969
      325,074   FNMA #8243                                                                10.00         01/01/2010          342,963

                                                                                                                         31,394,037
                                                                                                                      -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.18%
      175,699   GNMA #780253                                                               9.50         11/15/2017          190,015
      748,082   GNMA #780267                                                               9.00         11/15/2017          807,139
      609,890   GNMA #780664                                                              10.00         10/20/2017          682,408
    1,542,233   GNMA #781310<<                                                             8.00         01/15/2013        1,578,860
    1,655,765   GNMA #781311<<                                                             7.50         02/15/2013        1,690,963
    2,785,310   GNMA #781540<<                                                             7.00         05/15/2013        2,875,491
    2,445,081   GNMA #781614<<                                                             7.00         06/15/2033        2,548,753

                                                                                                                         10,373,629
                                                                                                                      -------------

TOTAL AGENCY SECURITIES (COST $83,017,463)                                                                               84,567,066
                                                                                                                      -------------

ASSET BACKED SECURITIES - 18.87%
    7,642,275   AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                             6.00         10/25/2033        7,699,640
   10,000,000   BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                         5.64         03/15/2012       10,058,989
    9,616,821   CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                     5.97         03/25/2034        9,649,942
    7,400,000   CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2003-5
                CLASS 2M1+/-                                                               5.92         05/25/2033        7,424,002
    2,414,783   COMMERCIAL MORTGAGE ASSET TRUST SERIES 1999-C1 CLASS A2                    6.59         01/17/2032        2,415,813
    5,842,346   CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(c)           7.23         07/16/2028            1,826
    2,963,333   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                5.56         05/15/2028        2,963,460
      875,006   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                5.61         02/15/2034          877,347
    3,489,959   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-               5.62         12/15/2033        3,499,029
    2,641,789   COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-               5.55         02/15/2036        2,641,716
   47,155,034   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(c)(i)                    0.83         09/29/2031        1,084,566
   59,793,126   EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E++(c)(i)                   0.83         09/29/2031        1,375,242
    1,233,755   EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   6.07         09/25/2033        1,238,155
    6,743,364   FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                      5.53         05/20/2031        6,744,389
    6,200,000   FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                    5.34         12/15/2009        6,192,250
   10,000,000   GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-           5.39         12/25/2036       10,012,500
    2,336,252   GS AUTO LOAN TRUST SERIES 2005-1 CLASS A2                                  4.32         05/15/2008        2,332,670
    5,324,349   GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                          5.44         08/25/2035        5,322,228
   10,183,958   HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                          6.02         02/25/2034       10,216,698
    8,200,000   HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                          5.97         03/25/2034        8,227,699

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
ASSET BACKED SECURITIES (CONTINUED)
$   9,073,169   MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-                  6.00%        10/25/2033    $   9,102,815
    1,141,824   OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5             7.35         04/15/2027        1,142,868
      980,239   PROVIDENT CBO I LIMITED SERIES 1A CLASS A1+/-++                            6.19         12/09/2010          980,239
      767,077   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS
                AII+/-                                                                     5.56         03/25/2032          767,179
    9,125,000   RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2003-KS8 CLASS
                MII1+/-                                                                    5.95         10/25/2033        9,132,699
    4,647,494   SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++                      5.77         05/30/2012        4,650,399
   11,000,000   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS M1+/-        6.07         10/25/2033       11,021,544
   15,000,000   STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-         6.75         04/25/2033       15,010,451
    1,026,351   TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        5.80         12/25/2034        1,029,728
    6,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++              5.64         01/23/2011        5,999,700
    7,000,000   WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++              5.61         06/23/2012        7,000,000

TOTAL ASSET BACKED SECURITIES (COST $173,452,201)                                                                       165,815,783
                                                                                                                      -------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 26.83%
        2,019   ASSET SECURITIZATION CORPORATION SERIES 1995-D1 CLASS A1                   7.59         07/11/2027            2,016
      424,568   ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                  7.10         08/13/2029          426,948
    7,495,449   BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2             5.50         10/25/2034        7,453,880
   37,285,294   BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
                CLASS XP+/-++(c)                                                           1.78         05/11/2035        1,948,686
    5,016,201   BANC OF AMERICA LARGE LOAN SERIES 2003-BBA2 CLASS F+/-++                   6.22         11/15/2015        5,017,597
    4,945,485   CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.25         12/25/2035        4,908,947
      536,622   CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS A+/-         7.00         03/25/2022          535,190
      469,998   COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z                 8.00         09/20/2021          469,181
   31,314,047   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-J9 CLASS 1AIO+/-(c)         1.40         03/25/2007           93,999
    5,771,660   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-           5.38         11/25/2036        5,769,187
    1,388,867   COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                     6.00         02/25/2017        1,389,427
      893,398   COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
                CLASS 2A1+/-                                                               6.64         06/19/2031          891,627
      988,228   COUNTRYWIDE HOME LOAN MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
                CLASS 3A1+/-                                                               7.37         09/25/2034        1,010,100
    2,565,461   COUNTRYWIDE HOME LOANS SERIES 2001-HYB1 CLASS 1A1+/-                       6.35         06/19/2031        2,566,670
    4,995,397   COUNTRYWIDE HOME LOANS SERIES 2006-HYB1 CLASS 2A2A+/-                      5.60         03/20/2036        4,979,133
   81,000,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CF2
                CLASS ACP+/-++(c)                                                          1.17         02/15/2034        1,214,101
  115,383,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK1
                CLASS ACP+/-++(c)                                                          1.03         12/18/2035        1,433,691
  100,000,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CK6
                CLASS ACP+/-(c)                                                            0.93         08/15/2036        1,770,720
   90,200,000   CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES 2001-CKN5
                CLASS ACP+/-++(c)                                                          1.94         09/15/2034        3,182,454
       96,517   DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 2000-CF1 CLASS A1A              7.45         06/10/2033           96,394
      626,157   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(i)            6.53         01/25/2022          623,429
      114,804   DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(i)           6.24         02/20/2021          114,436
    2,006,198   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6              9.50         02/25/2042        2,179,628
    1,617,998   FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                 9.50         06/25/2030        1,716,574
    4,377,295   FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                                9.50         12/25/2041        4,690,312
    3,740,553   FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                                9.50         08/25/2041        4,006,437
    7,493,664   FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                              5.99         07/25/2041        7,586,003
    4,557,901   FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50         11/25/2031        4,847,151
      410,613   FNMA SERIES 1988-4 CLASS Z                                                 9.25         03/25/2018          439,281
      598,598   FNMA SERIES 1988-5 CLASS Z                                                 9.20         03/25/2018          625,763
      234,272   FNMA SERIES 1988-9 CLASS Z                                                 9.45         04/25/2018          250,597
      858,212   FNMA SERIES 1989-30 CLASS Z                                                9.50         06/25/2019          922,912
      196,658   FNMA SERIES 1989-49 CLASS E                                                9.30         08/25/2019          209,248

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$     191,165   FNMA SERIES 1990-111 CLASS Z                                               8.75%        09/25/2020    $     199,217
      417,044   FNMA SERIES 1990-119 CLASS J                                               9.00         10/25/2020          449,041
      215,901   FNMA SERIES 1990-124 CLASS Z                                               9.00         10/25/2020          234,908
      915,388   FNMA SERIES 1990-21 CLASS Z                                                9.00         03/25/2020          990,894
      488,872   FNMA SERIES 1990-27 CLASS Z                                                9.00         03/25/2020          531,548
      270,407   FNMA SERIES 1990-30 CLASS D                                                9.75         03/25/2020          297,401
    1,213,754   FNMA SERIES 1991-132 CLASS Z                                               8.00         10/25/2021        1,293,174
      433,375   FNMA SERIES 1992-71 CLASS X                                                8.25         05/25/2022          465,510
    4,245,697   FNMA SERIES 2003-W19 CLASS 1A4                                             4.78         11/25/2033        4,204,205
    2,507,334   FNMA SERIES G-22 CLASS ZT<<                                                8.00         12/25/2016        2,655,579
    3,183,306   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                 5.86         05/25/2042        3,267,539
      501,905   FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                8.00         06/25/2033          504,294
   10,139,334   FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 5.83         08/25/2042       10,431,425
  140,073,600   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1 CLASS
                X2+/-++(c)                                                                 0.95         05/15/2033        1,820,004
  181,365,889   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS
                X2+/-++(c)                                                                 1.33         08/11/2033        3,448,019
  131,400,000   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
                CLASS X2+/-++(c)                                                           0.95         04/15/2034        1,614,814
    6,849,070   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.72         06/25/2034        6,883,500
    5,834,906   GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                     5.81         06/25/2034        6,094,031
    5,175,818   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                  5.67         01/25/2036        5,173,075
    6,093,740   GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                  5.73         04/25/2036        6,088,926
    3,468,740   GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                         6.99         04/25/2032        3,473,753
      361,530   HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                   5.08         06/25/2024          360,222
  279,445,730   INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(c)         0.80         01/25/2035        2,270,497
  154,682,883   INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(c)          0.80         11/25/2034        1,111,783
  248,861,000   JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2001-CIB2 CLASS X2+/-++(c)                                                 1.00         04/15/2035        3,760,862
    4,475,822   JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-                5.39         10/25/2036        4,464,895
    5,424,581   JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                        4.91         04/25/2035        5,365,968
    5,505,119   JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                       5.12         06/25/2035        5,485,940
    5,056,658   JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.37         08/25/2035        5,025,255
    5,014,100   JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
                1A1+/-++                                                                   4.95         09/28/2044        4,952,827
    2,298,036   MLCC SERIES 1996-C CLASS B+/-(i)                                           6.56         09/15/2021        1,882,954
        2,020   MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2(i)(d)                  7,511.00         04/20/2021            2,299
    1,167,300   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-            5.44         05/25/2035        1,167,535
    6,441,361   OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS 2A1A+/-         5.47         12/25/2035        6,406,694
       67,353   PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-               6.74         04/25/2018           67,157
      112,060   RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++                 5.57         04/26/2021          109,819
   11,918,347   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                         6.72         09/10/2035       12,121,736
    7,627,742   RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                         6.92         09/10/2035        7,880,821
    1,577,730   SACO I TRUST SERIES 2005-2 CLASS A+/-++                                    5.52         04/25/2035        1,577,516
    1,289,657   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-          6.76         11/25/2020        1,284,689
    8,720,900   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
                CLASS A1                                                                   9.22         10/25/2024        9,582,385
    1,472,557   STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
                CLASS A2                                                                   9.65         10/25/2024        1,504,799
      539,733   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-           5.84         02/25/2028          541,778
    5,072,880   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS A+/-++       8.73         04/15/2027        5,082,814
    6,514,764   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++       8.52         07/15/2027        6,537,557
    2,074,654   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR10 CLASS A6+/-                4.82         10/25/2032        2,062,730
    2,278,245   WASHINGTON MUTUAL INCORPORATED SERIES 2002-AR15 CLASS A5+/-                4.38         12/25/2032        2,253,815

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   5,833,607   WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                 3.07%        08/25/2033    $   5,712,094
      723,036   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                     7.00         08/25/2032          720,114
      637,421   WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                     7.00         08/25/2032          634,845
    2,398,476   WILSHIRE FUNDING CORPORATION SERIES 1998-WFC2 CLASS M1+/-(i)               7.08         12/28/2037        2,398,476

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $234,747,980)                                                           235,823,452
                                                                                                                      -------------

CORPORATE BONDS & NOTES - 30.17%

AMUSEMENT & RECREATION SERVICES - 0.33%
    2,900,000   SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                        6.52         12/01/2010        2,900,000
                                                                                                                      -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.45%
    2,405,000   DR HORTON INCORPORATED<<                                                   7.50         12/01/2007        2,453,261
    1,445,000   K HOVNANIAN ENTERPRISES<<                                                 10.50         10/01/2007        1,495,575

                                                                                                                          3,948,836
                                                                                                                      -------------

COMMUNICATIONS - 4.04%
   10,020,000   CLEAR CHANNEL COMMUNICATIONS<<                                             3.13         02/01/2007        9,982,525
    2,000,000   COX COMMUNICATIONS INCORPORATED+/-                                         5.94         12/14/2007        2,008,784
    3,860,000   NEXTEL PARTNERS INCORPORATED                                               8.13         07/01/2011        4,014,400
    2,250,000   QWEST CORPORATION+/-                                                       8.64         06/15/2013        2,438,438
    5,000,000   SBC COMMUNICATIONS INCORPORATED<<+/-                                       5.58         11/14/2008        5,014,195
    2,000,000   SPRINT CAPITAL CORPORATION                                                 6.13         11/15/2008        2,031,836
    3,500,000   VERIZON GLOBAL FUNDING CORPORATION SERIES MTN                              7.60         03/15/2007        3,520,255
    6,455,000   VERIZON WIRELESS CAPITAL LLC                                               5.38         12/15/2006        6,454,742

                                                                                                                         35,465,175
                                                                                                                      -------------

COMPUTER HARDWARE - 0.59%
    5,300,000    IBM CORPORATION SERIES MTN                                                3.80         02/01/2008        5,219,679
                                                                                                                      -------------

DEPOSITORY INSTITUTIONS - 6.05%
    5,000,000   ALLFIRST PREFERRED CAPITAL TRUST+/-                                        6.87         07/15/2029        5,085,295
    7,500,000   CENTRAL FIDELITY CAPITAL I SERIES A+/-                                     6.37         04/15/2027        7,499,798
    9,500,000   FIRST MARYLAND CAPITAL I+/-                                                6.37         01/15/2027        9,467,634
    2,000,000   HUNTINGTON CAPITAL TRUST I+/-                                              6.08         02/01/2027        1,936,524
    1,145,000   M&T BANK CORPORATION+/-++                                                  3.85         04/01/2013        1,127,702
   12,305,000   NTC CAPITAL TRUST II SERIES B+/-                                           5.96         04/15/2027       11,978,364
      820,000   NTC CAPITAL TRUST SERIES A+/-                                              5.89         01/15/2027          792,709
    5,000,000   STAR BANC CAPITAL TRUST I+/-                                               6.16         06/15/2027        4,945,155
    4,500,000   SUNTRUST CAPITAL III+/-                                                    6.04         03/15/2028        4,409,829
    6,000,000   WACHOVIA BANK NATIONAL SERIES BKNT                                         4.38         08/15/2008        5,928,810

                                                                                                                         53,171,820
                                                                                                                      -------------

ELECTRIC, GAS & SANITARY SERVICES - 2.33%
    4,800,000   ENTERGY GULF STATES INCORPORATED+/-                                        5.80         12/01/2009        4,788,192
    2,890,000   ENTERGY GULF STATES INCORPORATED                                           5.12         08/01/2010        2,849,806
    4,000,000   FAR WEST WATER & SEWER INCORPORATED++                                      7.63         06/28/2007        3,992,000
    2,700,000   IPALCO ENTERPRISES INCORPORATED                                            8.38         11/14/2008        2,808,000
    5,000,000   PSEG FUNDING TRUST                                                         5.38         11/16/2007        4,997,550

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
$   1,000,000   VIRGINIA ELECTRIC & POWER SERIES A                                          5.38%       02/01/2007    $     999,994

                                                                                                                         20,435,542
                                                                                                                      -------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT - 0.57%
    5,000,000   DOMINION RESOURCES INCORPORATED SERIES D+/-                                 5.66        09/28/2007        5,001,765
                                                                                                                      -------------

FOOD & KINDRED PRODUCTS - 1.25%
    6,000,000   GENERAL MILLS INCORPORATED                                                  5.13        02/15/2007        5,995,554
    2,900,000   HJ HEINZ COMPANY++                                                          6.43        12/01/2008        2,958,783
    2,000,000   KRAFT FOODS INCORPORATED                                                    5.25        06/01/2007        1,998,544

                                                                                                                         10,952,881
                                                                                                                      -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.95%
    1,935,000   ALAMOSA DELAWARE INCORPORATED                                               8.50        01/31/2012        2,055,990
      750,000   MARTIN LUTHER KING FOUNDATION INCORPORATED SERIES 1998+/-                   5.75        12/01/2028          750,000
    5,500,000   MORGAN STANLEY                                                              5.80        04/01/2007        5,505,297

                                                                                                                          8,311,287
                                                                                                                      -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.22%
    1,925,000   CAESARS ENTERTAINMENT INCORPORATED                                          9.38        02/15/2007        1,937,031
                                                                                                                      -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.74%
    6,550,000   JOHN DEERE CAPITAL CORPORATION                                              3.88        03/07/2007        6,523,977
                                                                                                                      -------------

INSURANCE CARRIERS - 1.46%
    9,000,000   HSB CAPITAL I SERIES B+/-                                                   6.28        07/15/2027        8,989,407
    3,850,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN<<+/-                     5.70        07/11/2011        3,871,945

                                                                                                                         12,861,352
                                                                                                                      -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.53%
    4,010,000   FORD MOTOR CREDIT COMPANY<<                                                 6.50        01/25/2007        4,011,171
   15,835,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA<<                          5.38        03/15/2007       15,837,708
    6,275,000   HSBC FINANCE CORPORATION                                                    5.84        02/15/2008        6,322,935
    4,825,000   RESIDENTIAL CAPITAL CORPORATION+/-                                          6.68        11/21/2008        4,887,334

                                                                                                                         31,059,148
                                                                                                                      -------------

OIL & GAS EXTRACTION - 1.11%
    3,870,000   ANADARKO PETROLEUM CORPORATION+/-                                           5.79        09/15/2009        3,885,302
    5,850,000   MARATHON OIL CORPORATION                                                    5.38        06/01/2007        5,848,660

                                                                                                                          9,733,962
                                                                                                                      -------------

PAPER & ALLIED PRODUCTS - 0.11%
    1,000,000   INTERNATIONAL PAPER COMPANY                                                 6.50        11/15/2007        1,006,207
                                                                                                                      -------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.78%
    1,930,000   E W SCRIPPS COMPANY                                                         3.75        02/15/2008        1,890,790
    5,000,000   GANNETT COMPANY+/-                                                          5.57        05/26/2009        4,990,950

                                                                                                                          6,881,740
                                                                                                                      -------------

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
REAL ESTATE - 0.87%
$   3,000,000   EOP OPERATING LP                                                            6.75%       02/15/2008    $   3,055,476
    4,600,000   HIGHWOODS REALTY LP                                                         7.00        12/01/2006        4,600,000

                                                                                                                          7,655,476
                                                                                                                      -------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.71%
    5,000,000   BRANDYWINE OPERATING PARTNERS+/-                                            5.82        04/01/2009        5,007,430
    5,000,000   HRPT PROPERTIES TRUST+/-                                                    5.99        03/16/2011        5,001,000
    5,000,000   ISTAR FINANCIAL INCORPORATED+/-                                             5.94        03/16/2009        5,033,475

                                                                                                                         15,041,905
                                                                                                                      -------------

TRANSPORTATION EQUIPMENT - 2.01%
    7,705,000   DAIMLERCHRYSLER NA HOLDING CORPORATION+/-                                   5.64        03/07/2007        7,707,196
    3,900,000   JOHNSON CONTROLS INCORPORATED+/-                                            5.60        01/17/2008        3,905,768
    6,000,000   RAYTHEON COMPANY                                                            6.75        08/15/2007        6,052,200

                                                                                                                         17,665,164
                                                                                                                      -------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.07%
    4,835,000   CARDINAL HEALTH INCORPORATED+/-++                                           5.64        10/02/2009        4,836,073
    4,500,000   SAFEWAY INCORPORATED<<                                                      7.00        09/15/2007        4,558,909

                                                                                                                          9,394,982
                                                                                                                      -------------

TOTAL CORPORATE BONDS & NOTES (COST $265,343,786)                                                                       265,167,929
                                                                                                                      -------------

FOREIGN CORPORATE BONDS - 6.26%
    5,000,000   AMERICA MOVIL SA DE CV+/-                                                   6.01        04/27/2007        5,000,000
    6,000,000   DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                   3.88        07/22/2008        5,885,094
    1,045,000   PEMEX FINANCE LIMITED                                                       9.69        08/15/2009        1,132,832
    9,000,000   REGIONAL DIVERSIFIED FUNDING+/-++                                           6.70        01/25/2036        9,045,000
    2,900,000   SABMILLER PLC+/-++                                                          5.67        07/01/2009        2,902,004
    2,000,000   TELECOM ITALIA CAPITAL+/-                                                   5.85        02/01/2011        1,994,930
    8,095,000   TELUS CORPORATION                                                           7.50        06/01/2007        8,175,756
    8,000,000   TRANSOCEAN INCORPORATED+/-                                                  5.59        09/05/2008        8,003,640
    6,770,000   WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                               6.50        12/15/2008        6,854,896
    6,000,000   YORKSHIRE POWER FINANCE SERIES B                                            6.50        02/25/2008        6,065,316

TOTAL FOREIGN CORPORATE BONDS@ (COST $55,127,882)                                                                        55,059,468
                                                                                                                      -------------

MUNICIPAL BONDS & NOTES - 2.48%

CALIFORNIA - 0.34%
    2,900,000   ANAHEIM CA PUBLIC IMPROVEMENTS PROJECT SERIES B (LEASE REVENUE,
                FIRST SECURITY BANK LOC)+/-%%%                                              7.38        09/01/2020        3,002,312
                                                                                                                      -------------

ILLINOIS - 0.33%
    3,250,000   PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)+/-%%%                            5.88        12/01/2008        2,894,093
                                                                                                                      -------------

LOUISIANA - 0.13%
    1,174,362   TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
                REVENUE LOC)+/-%%%                                                          6.36        05/15/2025        1,174,597
                                                                                                                      -------------

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES (CONTINUED)

MASSACHUSETTS - 1.32%
$   8,450,000   BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY REVENUE,
                GENERAL OBLIGATION OF INSTITUTION)+/-%%%                                    5.55%       10/01/2019    $   8,450,000
    3,000,000   NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A
                (COLLEGE & UNIVERSITY REVENUE, MBIA INSURED)+/-%%%                          7.04        10/01/2028        3,113,940

                                                                                                                         11,563,940
                                                                                                                      -------------

NEW JERSEY - 0.36%
    3,195,000   BAYONNE NJ REDEVELOPMENT AGENCY SERIES B (OTHER REVENUE LOC)+/-%%%          5.43        04/13/2007        3,182,380
                                                                                                                      -------------

TOTAL MUNICIPAL BONDS & NOTES (COST $21,810,999)                                                                         21,817,322
                                                                                                                      -------------

US TREASURY SECURITIES - 0.05%

US TREASURY BILLS - 0.05%
      400,000   US TREASURY BILL^#                                                          4.98        01/25/2007          397,041
                                                                                                                      -------------

TOTAL US TREASURY SECURITIES (COST $396,960)                                                                                397,041
                                                                                                                      -------------

TERM LOANS - 0.50%
    2,392,857   AVIS BUDGET CAR RENTAL LLC TERM LOAN B+/-                                   6.63        04/19/2012        2,378,500
    1,995,000   REYNOLDS AMERICAN INCORPORATED TERM LOAN+/-                                 7.31        04/24/2012        2,007,110

TOTAL TERM LOANS (COST $4,386,438)                                                                                        4,385,610
                                                                                                                      -------------

COLLATERAL FOR SECURITIES LENDING - 9.96%

COLLATERAL INVESTED IN OTHER ASSETS - 9.96%
       90,049   ABBEY NATIONAL TREASURY SERVICES PLC+/-                                     5.38        06/29/2007           90,100
      177,524   ABBEY NATIONAL TREASURY SERVICES PLC+/-++                                   5.46        01/16/2007          177,560
       78,471   ABN AMRO BANK NV+/-                                                         5.43        05/11/2007           78,493
       30,874   ALLIED IRISH BANKS NORTH AMERICA                                            5.31        12/04/2006           30,860
      257,281   AMERICAN EXPRESS BANK+/-                                                    5.39        11/21/2007          257,570
    1,183,495   AMERICAN EXPRESS BANK FSB+/-                                                5.28        01/26/2007        1,183,495
      746,116   AMERICAN GENERAL FINANCE CORPORATION+/-++                                   5.35        12/14/2007          746,415
       25,728   AMERICAN HONDA FINANCE+/-++                                                 5.46        09/27/2007           25,761
      643,204   ATLAS CAPITAL FUNDING CORPORATION+/-++                                      5.34        05/10/2007          643,204
      514,563   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                           5.30        04/25/2007          514,584
       35,865   ATOMIUM FUNDING CORPORATION                                                 5.35        02/08/2007           35,505
       92,621   BANK OF AMERICA NA+/-                                                       5.69        09/06/2007           92,903
       23,155   BANK OF IRELAND                                                             5.30        12/05/2006           23,142
       64,320   BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                       5.42        01/12/2007           64,326
      128,641   BEAR STEARNS & COMPANY+/-                                                   5.94        09/27/2007          129,333
    5,531,552   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE                 5.36        12/01/2006        5,531,552
                $5,532,376)
       49,398   BEAR STEARNS & COMPANY SERIES MTNB+/-                                       5.53        01/16/2007           49,408
    1,672,330   BEAR STEARNS COMPANIES INCORPORATED+/-                                      5.39        02/23/2007        1,672,330
    2,572,815   BEAR STEARNS INTERNATIONAL REPURCHASE AGREEMENT (MATURITY VALUE             5.36        12/01/2006        2,572,815
                $2,573,198)
      385,922   BETA FINANCE INCORPORATED+/-++                                              5.34        07/17/2007          386,042
       51,456   BHP BILLITON FINANCE (USA) LIMITED                                          5.32        12/28/2006           51,254
    1,672,330   BUCKINGHAM II CDO LLC                                                       5.31        12/20/2006        1,667,697
      643,204   BUCKINGHAM II CDO LLC++                                                     5.34        01/22/2007          638,335
    1,303,568   BUCKINGHAM III CDO LLC                                                      5.30        12/06/2006        1,302,616
      643,204   BUCKINGHAM III CDO LLC++                                                    5.31        12/15/2006          641,892

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     369,199   CAIRN HIGH GRADE FUNDING I LLC++                                            5.35%       02/01/2007    $     365,869
      437,379   CANCARA ASSET SECURITIZATION LIMITED++                                      5.33        12/04/2006          437,186
    3,730,659   CEDAR SPRINGS CAPITAL COMPANY                                               5.35        12/01/2006        3,730,659
      378,307   CEDAR SPRINGS CAPITAL COMPANY                                               5.30        12/06/2006          378,031
      184,548   CEDAR SPRINGS CAPITAL COMPANY                                               5.33        12/18/2006          184,090
        9,545   CEDAR SPRINGS CAPITAL COMPANY++                                             5.35        01/08/2007            9,492
       94,319   CEDAR SPRINGS CAPITAL COMPANY                                               5.36        02/02/2007           93,454
       21,509   CEDAR SPRINGS CAPITAL COMPANY++                                             5.38        03/12/2007           21,193
    2,128,836   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $2,129,153)                  5.36        12/01/2006        2,128,836
        6,432   CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                                  5.36        01/17/2007            6,388
      128,641   CREDIT SUISSE FIRST BOSTON+/-                                               5.36        03/27/2007          128,641
      115,777   CREDIT SUISSE FIRST BOSTON+/-                                               5.47        04/05/2007          115,831
       58,917   CREDIT SUISSE FIRST BOSTON+/-                                               5.74        10/29/2007           59,148
        6,432   CROWN POINT CAPITAL COMPANY                                                 5.39        04/17/2007            6,304
      180,097   CULLINAN FINANCE CORPORATION+/-++                                           5.28        12/20/2006          180,095
       23,001   CULLINAN FINANCE CORPORATION++                                              5.32        12/21/2006           22,934
      885,280   DEER VALLEY FUNDING LLC                                                     5.31        12/11/2006          883,987
      128,898   DEER VALLEY FUNDING LLC                                                     5.31        12/14/2006          128,653
    1,286,407   DEER VALLEY FUNDING LLC                                                     5.31        12/15/2006        1,283,783
    1,286,407   DEER VALLEY FUNDING LLC                                                     5.34        01/23/2007        1,276,489
      137,671   DEER VALLEY FUNDING LLC++                                                   5.35        01/24/2007          136,589
      382,526   DEER VALLEY FUNDING LLC                                                     5.35        02/06/2007          378,796
      308,738   DEER VALLEY FUNDING LLC++                                                   5.37        02/27/2007          304,783
       58,532   DEUTSCHE BANK AG+/-                                                         5.37        03/15/2007           58,234
       51,456   FAIRWAY FINANCE CORPORATION++                                               5.33        12/11/2006           51,381
      502,445   FAIRWAY FINANCE CORPORATION++                                               5.32        12/15/2006          501,420
    9,776,696   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $9,778,152)               5.36        12/01/2006        9,776,696
    1,286,407   FIVE FINANCE INCORPORATED+/-++                                              5.37        01/25/2007        1,286,973
       20,300   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION++                            5.31        12/08/2006           20,279
      889,911   FOX TROT CDO LIMITED                                                        5.29        12/01/2006          889,911
    1,293,560   FOX TROT CDO LIMITED                                                        5.31        12/12/2006        1,291,490
      411,650   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                               5.40        06/18/2007          411,650
      519,580   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     5.44        06/22/2007          519,980
      875,786   GENWORTH FINANCIAL INCORPORATED+/-                                          5.53        06/15/2007          876,855
      643,204   GERMAN RESIDENTIAL FUNDING+/-++                                             5.35        08/22/2007          643,204
       90,049   GOLDMAN SACHS & COMPANY+/-                                                  5.51        01/09/2007           90,062
    1,286,407   GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                             5.46        03/30/2007        1,286,909
      262,427   HBOS TREASURY SERVICES PLC+/-++                                             5.45        01/12/2007          262,474
       18,010   IBM CORPORATION SERIES MTN+/-                                               5.36        06/28/2007           18,018
       78,780   ICICI BANK LIMITED                                                          5.43        12/01/2006           78,780
      900,485   ING USA ANNUITY & LIFE INSURANCE+/-                                         5.39        09/17/2007          900,485
       51,045   IRISH LIFE & PERMANENT PLC                                                  5.40        12/13/2006           50,955
        6,432   IRISH LIFE & PERMANENT PLC++                                                5.38        04/04/2007            6,316
      122,209   JPMORGAN CHASE & COMPANY+/-                                                 5.52        12/18/2006          122,217
    1,646,601   KAUPTHING BANK SERIES MTN+/-++                                              5.38        03/20/2007        1,645,992
      208,810   LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.30        12/01/2006          208,810
      531,466   LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.31        12/12/2006          530,616
       99,799   LA FAYETTE ASSET SECURITIZATION CORPORATION++                               5.31        12/15/2006           99,596

WELLS FARGO ADVANTAGE INCOME FUNDS

                         PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     418,185   LA FAYETTE ASSET SECURITIZATION CORPORATION                                 5.30%       12/28/2006    $     416,538
      119,636   LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                    5.49        04/20/2007          119,730
      102,913   LIBERTY LIGHT US CAPITAL+/-++                                               5.47        04/16/2007          102,977
    1,089,227   LIBERTY LIGHTHOUSE FUNDING COMPANY++                                        5.31        12/08/2006        1,088,116
      183,159   LIBERTY STREET FUNDING CORPORATION++                                        5.31        12/15/2006          182,785
    2,559,951   LIBERTY STREET FUNDING CORPORATION++                                        5.29        12/29/2006        2,549,506
      900,485   LIQUID FUNDING LIMITED+/-++                                                 5.29        12/01/2006          900,485
      463,107   LIQUID FUNDING LIMITED++                                                    5.30        12/07/2006          462,704
        6,972   LIQUID FUNDING LIMITED++                                                    5.34        12/15/2006            6,958
      124,782   LIQUID FUNDING LIMITED                                                      5.32        12/27/2006          124,309
      385,922   LIQUID FUNDING LIMITED                                                      5.44        12/28/2006          384,402
      900,485   LIQUID FUNDING LIMITED+/-++                                                 5.35        12/29/2006          900,476
       10,960   MANE FUNDING CORPORATION                                                    5.31        12/18/2006           10,933
      119,636   MERRILL LYNCH & COMPANY INCORPORATED+/-                                     5.50        01/26/2007          119,667
       12,864   MERRILL LYNCH & COMPANY INCORPORATED+/-                                     5.53        04/20/2007           12,874
       77,184   MERRILL LYNCH & COMPANY INCORPORATED+/-                                     5.47        08/27/2007           77,294
      165,432   MORGAN STANLEY+/-                                                           5.51        01/12/2007          165,457
      100,340   MORGAN STANLEY+/-                                                           5.50        02/15/2007          100,371
       25,728   MORGAN STANLEY SERIES EXL+/-                                                5.48        01/19/2007           25,735
      395,570   MORGAN STANLEY SERIES EXL+/-                                                5.38        12/14/2007          395,594
      643,204   NATEXIS BANQUES POPULAIRES+/-++                                             5.37        11/09/2007          642,696
      770,558   NATIONWIDE BUILDING SOCIETY+/-++                                            5.51        12/11/2006          770,581
    1,014,975   NATIONWIDE BUILDING SOCIETY+/-++                                            5.49        07/20/2007        1,015,960
        8,310   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                     5.31        12/15/2006            8,293
      138,212   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                     5.32        12/21/2006          137,808
       91,155   NIEUW AMSTERDAM RECEIVABLES CORPORATION++                                   5.33        12/22/2006           90,876
    1,168,521   NIEUW AMSTERDAM RECEIVABLES CORPORATION                                     5.30        12/29/2006        1,163,753
      773,311   NORTH SEA FUNDING                                                           5.32        12/28/2006          770,264
    1,208,065   RACERS TRUST SERIES 2004-6-MM+/-++                                          5.34        05/22/2007        1,208,175
       25,728   RANGER FUNDING CORPORATION                                                  5.32        12/15/2006           25,676
       34,630   RANGER FUNDING CORPORATION                                                  5.33        12/21/2006           34,529
       77,184   REGENCY MARKETS #1                                                          5.33        12/07/2006           77,117
       30,874   REGENCY MARKETS #1                                                          5.32        12/15/2006           30,811
      136,359   REGENCY MARKETS #1                                                          5.32        12/18/2006          136,021
       84,131   ROYAL BANK OF SCOTLAND PLC+/-++                                             5.37        03/30/2007           84,161
        8,979   SAINT GERMAIN FUNDING++                                                     5.35        01/16/2007            8,919
      643,204   SEDNA FINANCE INCORPORATED+/-++                                             5.36        12/08/2006          643,204
      617,476   SEDNA FINANCE INCORPORATED+/-++                                             5.33        04/11/2007          617,550
    1,805,473   SLM CORPORATION+/-                                                          5.50        01/25/2007        1,805,942
      131,728   SLM CORPORATION+/-                                                          5.59        07/25/2007          131,970
      514,563   SLM CORPORATION+/-++                                                        5.32        12/12/2007          514,712
       15,437   SVENSKA HANDELSBANKEN INCORPORATED                                          5.34        01/26/2007           15,311
    1,515,542   TASMAN FUNDING INCORPORATED++                                               5.30        12/04/2006        1,514,875
      265,669   THAMES ASSET GLOBAL SECURITIZATION #1                                       5.29        12/29/2006          264,585
       58,429   THAMES ASSET GLOBAL SECURITIZATION #1++                                     5.33        01/11/2007           58,080
       38,438   THUNDER BAY FUNDING INCORPORATED                                            5.31        12/15/2006           38,359
       90,820   TICONDEROGA FUNDING LLC                                                     5.32        12/27/2006           90,476
      892,175   TICONDEROGA FUNDING LLC                                                     5.32        12/28/2006          888,660

PORTFOLIO OF INVESTMENTS--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

   ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   3,669,837   TIERRA ALTA FUNDING I LIMITED                                               5.31%       12/19/2006    $   3,660,222
    2,572,815   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                   5.51        12/31/2007        2,572,815
      494,469   TRAVELERS INSURANCE COMPANY+/-                                              5.39        02/09/2007          494,459
        6,586   TULIP FUNDING CORPORATION                                                   5.38        04/25/2007            6,448
       64,320   UBS FINANCE (DELAWARE) LLC                                                  5.33        12/05/2006           64,283
      643,204   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          5.33        03/09/2007          643,326
    1,016,262   VARIABLE FUNDING CAPITAL CORPORATION                                        5.32        12/06/2006        1,015,520
       59,072   VERSAILLES CDS LLC++                                                        5.34        12/19/2006           58,917
       40,136   VERSAILLES CDS LLC++                                                        5.33        12/21/2006           40,019
        9,751   VERSAILLES CDS LLC++                                                        5.32        12/22/2006            9,721
      208,089   VERSAILLES CDS LLC                                                          5.31        12/28/2006          207,269
      643,204   WAL-MART STORES INCORPORATED+/-                                             5.26        03/28/2007          643,210
       90,126   WHISTLEJACKET CAPITAL LIMITED                                               5.30        12/07/2006           90,047
       99,542   WHISTLEJACKET CAPITAL LIMITED                                               5.31        12/12/2006           99,383
      276,346   WHITE PINE FINANCE LLC                                                      5.31        12/13/2006          275,862
       53,463   WHITE PINE FINANCE LLC++                                                    5.31        12/15/2006           53,354
      798,859   WORLD OMNI VEHICLE LEASING                                                  5.31        12/11/2006          797,693
      257,281   WORLD OMNI VEHICLE LEASING                                                  5.31        12/12/2006          256,870
    3,158,001   WORLD OMNI VEHICLE LEASING                                                  5.31        12/14/2006        3,151,999

                                                                                                                         87,575,418
                                                                                                                      -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $87,575,418)                                                               87,575,418
                                                                                                                      -------------

SHARES

SHORT-TERM INVESTMENTS - 4.69%
   41,196,966   WELLS FARGO MONEY MARKET TRUST~+++                                                                       41,196,966
                                                                                                                      -------------

TOTAL SHORT-TERM INVESTMENTS (COST $41,196,966)                                                                          41,196,966
                                                                                                                      -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $967,056,093)*                        109.43%                                                                   $ 961,806,055

OTHER ASSETS AND LIABILITIES, NET            (9.43)                                                                     (82,872,954)
                                            ------                                                                    -------------

TOTAL NET ASSETS                            100.00%                                                                   $ 878,933,101
                                            ======                                                                    =============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(c) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

(i)   ILLIQUID SECURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

%%% THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(d)   INVERSE FLOATER BOND.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $41,196,966.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INCOME FUNDS

             STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   CORPORATE           GOVERNMENT
                                                                                                   BOND FUND      SECURITIES FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................................   $   278,117,629     $  1,116,007,475
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................................        32,835,216          508,772,376
   INVESTMENTS IN AFFILIATES .............................................................         2,803,581           19,448,450
                                                                                             ---------------     ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................................       313,756,426        1,644,228,301
                                                                                             ---------------     ----------------

   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......................................                 0              257,543
   RECEIVABLE FOR FUND SHARES ISSUED .....................................................            23,738              397,055
   RECEIVABLE FOR INVESTMENTS SOLD .......................................................         8,269,913              520,692
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................................         4,308,127            8,284,518
                                                                                             ---------------     ----------------
TOTAL ASSETS .............................................................................       326,358,204        1,653,688,109
                                                                                             ---------------     ----------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...............................            55,783                    0
   PAYABLE FOR FUND SHARES REDEEMED ......................................................           240,016              232,461
   PAYABLE FOR INVESTMENTS PURCHASED .....................................................         8,799,129           67,995,601
   DIVIDENDS PAYABLE .....................................................................         1,130,181            4,318,857
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................................           387,108              614,671
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............................            57,428              202,623
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................................        32,835,216          508,772,376
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................................           111,761              113,976
                                                                                             ---------------     ----------------
TOTAL LIABILITIES ........................................................................        43,616,622          582,250,565
                                                                                             ---------------     ----------------
TOTAL NET ASSETS .........................................................................   $   282,741,582     $  1,071,437,544
                                                                                             ===============     ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................................   $   411,492,872     $  1,094,456,494
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................................             2,251           (1,522,489)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................      (133,262,380)         (20,383,503)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............         4,567,147           (1,677,353)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .................................           (58,308)             564,395
                                                                                             ---------------     ----------------
TOTAL NET ASSETS .........................................................................   $   282,741,582     $  1,071,437,544
                                                                                             ---------------     ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C ..................................................................               N/A     $      1,434,509
   SHARES OUTSTANDING - CLASS C ..........................................................               N/A              137,643
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................................               N/A     $          10.42
   NET ASSETS - ADMINISTRATOR CLASS ......................................................               N/A     $    107,855,417
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................................               N/A           10,348,759
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....................               N/A     $          10.42
   NET ASSETS - ADVISOR CLASS ............................................................   $    13,978,316     $     60,172,887
   SHARES OUTSTANDING - ADVISOR CLASS ....................................................         1,349,170            5,772,711
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..........................   $         10.36     $          10.42
   NET ASSETS - INSTITUTIONAL CLASS ......................................................   $    20,711,326     $     93,284,611
   SHARES OUTSTANDING - INSTITUTIONAL CLASS                                                        1,999,290            8,955,374
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....................   $         10.36     $          10.42
   NET ASSETS - INVESTOR CLASS ...........................................................   $   248,051,940     $    808,690,120
   SHARES OUTSTANDING - INVESTOR CLASS ...................................................        23,935,111           77,540,133
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .........................   $         10.36     $          10.43
                                                                                             ---------------     ----------------
INVESTMENTS AT COST ......................................................................   $   309,189,279     $  1,645,905,654
                                                                                             ===============     ================
SECURITIES ON LOAN, AT MARKET VALUE ......................................................   $    32,285,863     $    501,839,817
                                                                                             ===============     ================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES--NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                        HIGH           SHORT-TERM
                                                                                                 INCOME FUND            BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................................   $   334,292,322     $    430,148,536
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................................        42,247,334           56,764,092
   INVESTMENTS IN AFFILIATES .............................................................        10,945,099           15,211,129
                                                                                             ---------------     ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................................       387,484,755          502,123,757
                                                                                             ---------------     ----------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......................................                 0              113,859
   RECEIVABLE FOR FUND SHARES ISSUED .....................................................         1,469,609               12,847
   RECEIVABLE FOR INVESTMENTS SOLD .......................................................         1,745,473              181,113
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................................         6,508,331            5,173,255
                                                                                             ---------------     ----------------
TOTAL ASSETS .............................................................................       397,208,168          507,604,831
                                                                                             ---------------     ----------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...............................                 0                    0
   PAYABLE FOR FUND SHARES REDEEMED ......................................................            99,715               44,528
   PAYABLE FOR INVESTMENTS PURCHASED .....................................................         5,995,152                    0
   DIVIDENDS PAYABLE .....................................................................         2,000,255            1,807,754
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................................           159,239              235,989
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............................            69,386               81,171
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................................        42,247,334           56,764,092
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................................            56,593               66,037
                                                                                             ---------------     ----------------
TOTAL LIABILITIES ........................................................................        50,627,674           58,999,571
                                                                                             ---------------     ----------------
TOTAL NET ASSETS .........................................................................   $   346,580,494     $    448,605,260
                                                                                             ===============     ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................................   $   749,775,728     $    585,747,858
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................................             1,518             (174,024)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................      (409,565,901)        (132,193,934)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............         6,369,149           (4,999,571)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .................................                 0              224,931
                                                                                             ---------------     ----------------
TOTAL NET ASSETS .........................................................................   $   346,580,494     $    448,605,260
                                                                                             ---------------     ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C ..................................................................               N/A                  N/A
   SHARES OUTSTANDING - CLASS C ..........................................................               N/A                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................................               N/A                  N/A
   NET ASSETS - ADMINISTRATOR CLASS ......................................................               N/A                  N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................................               N/A                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....................               N/A                  N/A
   NET ASSETS - ADVISOR CLASS ............................................................   $   125,676,535     $      6,827,074
   SHARES OUTSTANDING - ADVISOR CLASS ....................................................        16,218,886              799,659
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..........................   $          7.75     $           8.54
   NET ASSETS - INSTITUTIONAL CLASS ......................................................   $       259,128     $     71,212,292
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................................            33,163            8,332,406
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....................   $          7.81     $           8.55
   NET ASSETS - INVESTOR CLASS ...........................................................   $   220,644,831     $    370,565,894
   SHARES OUTSTANDING - INVESTOR CLASS ...................................................        28,369,792           43,408,064
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .........................   $          7.78     $           8.54
                                                                                             ---------------     ----------------
INVESTMENTS AT COST ......................................................................   $   381,115,606     $    507,123,328
                                                                                             ===============     ================
SECURITIES ON LOAN, AT MARKET VALUE ......................................................   $    41,249,029     $     55,790,212
                                                                                             ===============     ================

                                                                                             SHORT-TERM HIGH     ULTRA SHORT-TERM
                                                                                             YIELD BOND FUND          INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ........................................................   $   102,134,578     $    833,033,671
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .............................................         3,479,355           87,575,418
   INVESTMENTS IN AFFILIATES .............................................................        10,014,316           41,196,966
                                                                                             ---------------     ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .......................................       115,628,249          961,806,055
                                                                                             ---------------     ----------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ......................................                 0                    0
   RECEIVABLE FOR FUND SHARES ISSUED .....................................................            17,072              537,758
   RECEIVABLE FOR INVESTMENTS SOLD .......................................................                 0              671,533
   RECEIVABLES FOR DIVIDENDS AND INTEREST ................................................         1,782,381            8,373,867
                                                                                             ---------------     ----------------
TOTAL ASSETS .............................................................................       117,427,702          971,389,213
                                                                                             ---------------     ----------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ...............................                 0              151,359
   PAYABLE FOR FUND SHARES REDEEMED ......................................................            46,077              257,820
   PAYABLE FOR INVESTMENTS PURCHASED .....................................................           500,000                    0
   DIVIDENDS PAYABLE .....................................................................           524,141            3,803,868
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .................................           139,299              426,617
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...............................            20,770              167,554
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ................................................         3,479,355           87,575,418
   ACCRUED EXPENSES AND OTHER LIABILITIES ................................................            25,344               73,476
                                                                                             ---------------     ----------------
TOTAL LIABILITIES ........................................................................         4,734,986           92,456,112
                                                                                             ---------------     ----------------
TOTAL NET ASSETS .........................................................................   $   112,692,716     $    878,933,101
                                                                                             ===============     ================

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .......................................................................   $   184,431,996     $  1,157,559,208
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................................             1,673             (801,772)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .................................       (71,722,374)        (272,332,309)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
      TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ............           (18,579)          (5,250,038)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES .................................                 0             (241,988)
                                                                                             ---------------     ----------------
TOTAL NET ASSETS .........................................................................   $   112,692,716     $    878,933,101
                                                                                             ---------------     ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS C ..................................................................               N/A                  N/A
   SHARES OUTSTANDING - CLASS C ..........................................................               N/A                  N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ................................               N/A                  N/A
   NET ASSETS - ADMINISTRATOR CLASS ......................................................               N/A     $      5,785,783
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..............................................               N/A              637,664
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ....................               N/A     $           9.07
   NET ASSETS - ADVISOR CLASS ............................................................   $    26,938,839     $     50,548,868
   SHARES OUTSTANDING - ADVISOR CLASS ....................................................         3,154,075            5,552,643
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADVISOR CLASS ..........................   $          8.54     $           9.10
   NET ASSETS - INSTITUTIONAL CLASS ......................................................               N/A     $     54,713,812
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..............................................               N/A            6,009,837
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ....................               N/A     $           9.10
   NET ASSETS - INVESTOR CLASS ...........................................................   $    85,753,877     $    767,884,638
   SHARES OUTSTANDING - INVESTOR CLASS ...................................................        10,040,006           84,316,685
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .........................   $          8.54     $           9.11
                                                                                             ---------------     ----------------
INVESTMENTS AT COST ......................................................................   $   115,646,828     $    967,056,093
                                                                                             ===============     ================
SECURITIES ON LOAN, AT MARKET VALUE ......................................................   $     3,394,552     $     85,859,827
                                                                                             ===============     ================

WELLS FARGO ADVANTAGE INCOME FUNDS

                                                      STATEMENTS OF OPERATIONS--
                          FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                   CORPORATE          GOVERNMENT
                                                                                                   BOND FUND     SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..............................................................................     $   8,345,488       $  28,570,416
   INCOME FROM AFFILIATED SECURITIES .....................................................            87,498             707,842
   SECURITIES LENDING INCOME, NET ........................................................            43,527             216,706
                                                                                               -------------       -------------
TOTAL INVESTMENT INCOME ..................................................................         8,476,513          29,494,964
                                                                                               -------------       -------------
EXPENSES
   ADVISORY FEES .........................................................................           645,239           2,251,855
   ADMINISTRATION FEES
      FUND LEVEL .........................................................................            71,693             267,975
      CLASS C ............................................................................               N/A               1,967
      ADMINISTRATOR CLASS ................................................................               N/A              52,680
      ADVISOR CLASS ......................................................................            19,233              83,763
      INSTITUTIONAL CLASS ................................................................             7,889              34,750
      INVESTOR CLASS .....................................................................           569,949           1,841,471
   CUSTODY FEES ..........................................................................            28,677             107,190
   SHAREHOLDER SERVICING FEES ............................................................           333,811           1,231,285
   ACCOUNTING FEES .......................................................................            26,349              57,769
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ............................................................................               N/A               5,270
   PROFESSIONAL FEES .....................................................................            29,579              21,166
   REGISTRATION FEES .....................................................................            24,203              41,302
   SHAREHOLDER REPORTS ...................................................................            48,139              21,356
   TRUSTEES' FEES ........................................................................             4,299               4,299
   OTHER FEES AND EXPENSES ...............................................................            13,199              12,292
                                                                                               -------------       -------------
TOTAL EXPENSES ...........................................................................         1,822,259           6,036,390
                                                                                               -------------       -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................          (409,373)         (1,138,367)
   NET EXPENSES ..........................................................................         1,412,886           4,898,023
                                                                                               -------------       -------------
NET INVESTMENT INCOME (LOSS) .............................................................         7,063,627          24,596,941
                                                                                               -------------       -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................           113,011             322,987
   FUTURES TRANSACTIONS ..................................................................          (814,358)          2,370,205
                                                                                               -------------       -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................          (701,347)          2,693,192
                                                                                               -------------       -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................        12,162,174          26,183,541
   FUTURES TRANSACTIONS ..................................................................          (179,385)            828,445
                                                                                               -------------       -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................        11,982,789          27,011,986
                                                                                               -------------       -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................        11,281,442          29,705,178
                                                                                               -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     $  18,345,069       $  54,302,119
                                                                                               =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2006 (UNAUDITED)

                                              WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                        HIGH           SHORT-TERM
                                                                                                 INCOME FUND            BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..............................................................................     $  12,679,299        $  12,329,099
   INCOME FROM AFFILIATED SECURITIES .....................................................           611,947              336,302
   SECURITIES LENDING INCOME, NET ........................................................            76,765               18,769
                                                                                               -------------        -------------
TOTAL INVESTMENT INCOME ..................................................................        13,368,011           12,684,170
                                                                                               -------------        -------------
EXPENSES
   ADVISORY FEES .........................................................................           918,198            1,027,945
   ADMINISTRATION FEES
      FUND LEVEL .........................................................................            83,473              114,216
      CLASS C ............................................................................               N/A                  N/A
      ADMINISTRATOR CLASS ................................................................               N/A                  N/A
      ADVISOR CLASS ......................................................................           135,820                8,988
      INSTITUTIONAL CLASS ................................................................             1,221               27,526
      INVESTOR CLASS .....................................................................           425,464              858,666
   CUSTODY FEES ..........................................................................            33,389               45,687
   SHAREHOLDER SERVICING FEES ............................................................           413,546              485,062
   ACCOUNTING FEES .......................................................................            26,317               31,472
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ............................................................................               N/A                  N/A
   PROFESSIONAL FEES .....................................................................            15,570               13,932
   REGISTRATION FEES .....................................................................            19,381               21,282
   SHAREHOLDER REPORTS ...................................................................            32,998                6,808
   TRUSTEES' FEES ........................................................................             4,299                4,299
   OTHER FEES AND EXPENSES ...............................................................             8,265               24,858
                                                                                               -------------        -------------
TOTAL EXPENSES ...........................................................................         2,117,941            2,670,741
                                                                                               -------------        -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................          (688,860)            (740,127)
   NET EXPENSES ..........................................................................         1,429,081            1,930,614
                                                                                               -------------        -------------
NET INVESTMENT INCOME (LOSS) .............................................................        11,938,930           10,753,556
                                                                                               -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................        (1,845,232)            (316,614)
   FUTURES TRANSACTIONS ..................................................................                 0              534,262
                                                                                               -------------        -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................        (1,845,232)             217,648
                                                                                               -------------        -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................         7,066,511            3,207,548
   FUTURES TRANSACTIONS ..................................................................                 0              435,913
                                                                                               -------------        -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................         7,066,511            3,643,461
                                                                                               -------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................         5,221,279            3,861,109
                                                                                               -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     $  17,160,209        $  14,614,665
                                                                                               =============        =============

                                                                                             SHORT-TERM HIGH     ULTRA SHORT-TERM
                                                                                             YIELD BOND FUND          INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ..............................................................................     $   3,839,686        $  25,900,434
   INCOME FROM AFFILIATED SECURITIES .....................................................           139,447              985,127
   SECURITIES LENDING INCOME, NET ........................................................             4,439               20,074
                                                                                               -------------        -------------
TOTAL INVESTMENT INCOME ..................................................................         3,983,572           26,905,635
                                                                                               -------------        -------------
EXPENSES
   ADVISORY FEES .........................................................................           334,212            1,941,423
   ADMINISTRATION FEES
      FUND LEVEL .........................................................................            30,383              227,010
      CLASS C ............................................................................               N/A                  N/A
      ADMINISTRATOR CLASS ................................................................               N/A                3,153
      ADVISOR CLASS ......................................................................            33,498               72,451
      INSTITUTIONAL CLASS ................................................................               N/A               19,945
      INVESTOR CLASS .....................................................................           184,805            1,800,270
   CUSTODY FEES ..........................................................................            12,153               90,804
   SHAREHOLDER SERVICING FEES ............................................................           151,914            1,072,722
   ACCOUNTING FEES .......................................................................            17,516               49,926
   DISTRIBUTION FEES (NOTE 3)
      CLASS C ............................................................................               N/A                  N/A
   PROFESSIONAL FEES .....................................................................            13,795               14,007
   REGISTRATION FEES .....................................................................            12,148               13,838
   SHAREHOLDER REPORTS ...................................................................             2,699                9,663
   TRUSTEES' FEES ........................................................................             4,299                4,299
   OTHER FEES AND EXPENSES ...............................................................             6,618                6,423
                                                                                               -------------        -------------
TOTAL EXPENSES ...........................................................................           804,040            5,325,934
                                                                                               -------------        -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..........................................          (281,455)          (1,652,247)
   NET EXPENSES ..........................................................................           522,585            3,673,687
                                                                                               -------------        -------------
NET INVESTMENT INCOME (LOSS) .............................................................         3,460,987           23,231,948
                                                                                               -------------        -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................          (214,559)         (26,061,090)
   FUTURES TRANSACTIONS ..................................................................                 0             (565,379)
                                                                                               -------------        -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ................................................          (214,559)         (26,626,469)
                                                                                               -------------        -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .......................           909,819           26,455,810
   FUTURES TRANSACTIONS ..................................................................                 0             (563,470)
                                                                                               -------------        -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......................           909,819           25,892,340
                                                                                               -------------        -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...................................           695,260             (734,129)
                                                                                               -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................     $   4,156,247        $  22,497,819
                                                                                               =============        =============

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       CORPORATE BOND FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                            NOVEMBER 30, 2006          YEAR ENDED
                                                                                                   (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................  $     295,546,816   $     436,337,839

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          7,063,627          16,848,640
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................           (701,347)          6,519,934
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         11,982,789         (27,226,844)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         18,345,069          (3,858,270)
                                                                                            -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................                N/A                 N/A
      ADMINISTRATOR CLASS ................................................................                N/A                 N/A
      ADVISOR CLASS ......................................................................           (338,115)           (753,748)
      INSTITUTIONAL CLASS ................................................................           (522,822)         (1,914,883)
      INVESTOR CLASS .....................................................................         (6,202,694)        (14,192,434)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................                N/A                 N/A
      ADMINISTRATOR CLASS ................................................................                N/A                 N/A
      ADVISOR CLASS ......................................................................                  0                   0
      INSTITUTIONAL CLASS ................................................................                  0                   0
      INVESTOR CLASS .....................................................................                  0                   0
                                                                                            -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................         (7,063,631)        (16,861,065)
                                                                                            -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................                N/A                 N/A
                                                                                            -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................                N/A                 N/A
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1). ...............................                N/A                 N/A
                                                                                            -----------------   -----------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                N/A                 N/A
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................          2,788,001           4,588,909
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................            274,219             736,219
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................         (3,523,771)         (7,904,167)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................           (461,551)         (2,579,039)
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          1,764,961           7,586,636
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................            427,512           1,824,231
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................         (1,589,660)        (63,047,569)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................            602,813         (53,636,702)
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................         15,167,537          41,431,295
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................          4,500,357          12,254,194
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................        (43,895,828)       (117,541,436)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................        (24,227,934)        (63,855,947)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (24,086,672)       (120,071,688)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (12,805,234)       (140,791,023)
                                                                                            -----------------   -----------------
ENDING NET ASSETS ........................................................................  $     282,741,582   $     295,546,816
                                                                                            =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                  GOVERNMENT SECURITIES FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                            NOVEMBER 30, 2006          YEAR ENDED
                                                                                                   (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................  $   1,085,667,649   $   1,324,748,827

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         24,596,941          49,667,630
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          2,693,192         (16,335,948)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         27,011,986         (41,357,856)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         54,302,119          (8,026,174)
                                                                                            -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................            (28,815)            (67,117)
      ADMINISTRATOR CLASS ................................................................         (2,683,495)         (3,306,533)
      ADVISOR CLASS ......................................................................         (1,451,911)         (3,014,415)
      INSTITUTIONAL CLASS ................................................................         (2,306,569)         (3,894,475)
      INVESTOR CLASS .....................................................................        (19,675,889)        (44,943,950)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................                  0              (9,858)
      ADMINISTRATOR CLASS ................................................................                  0            (399,602)
      ADVISOR CLASS ......................................................................                  0            (371,322)
      INSTITUTIONAL CLASS ................................................................                  0            (341,200)
      INVESTOR CLASS .....................................................................                  0          (5,655,746)
                                                                                            -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (26,146,679)        (62,004,218)
                                                                                            -----------------   -----------------

CAPITAL SHARES TRANSACTIONS:

   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................            169,836             228,129
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................             20,525              65,433
   COST OF SHARES REDEEMED - CLASS C .....................................................           (162,739)         (1,081,884)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................             27,622            (788,322)
                                                                                            -----------------   -----------------

   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................         27,079,962         167,314,345
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................          2,209,981           3,674,819
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1). ...............................        (26,676,272)        (64,623,925)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................          2,613,671         106,365,239
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................         12,352,400          19,940,463
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................          1,189,198           3,316,939
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................        (15,184,879)        (28,448,262)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................         (1,643,281)         (5,190,860)
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................         19,419,470         112,400,737
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................          1,673,704           3,991,083
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................        (15,150,910)       (117,844,218)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................          5,942,264          (1,452,398)
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................         98,243,066         198,616,370
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................         15,502,320          46,776,624
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................       (163,071,207)       (513,377,440)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................        (49,325,821)       (267,984,446)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........        (42,385,545)       (169,050,787)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (14,230,105)       (239,081,179)
                                                                                            -----------------   -----------------
ENDING NET ASSETS ........................................................................  $   1,071,437,544   $   1,085,667,648
                                                                                            =================   =================


                                                                                                         HIGH INCOME FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                            NOVEMBER 30, 2006          YEAR ENDED
                                                                                                   (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................  $     325,122,409   $     267,327,748

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         11,938,930          15,088,719
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         (1,845,232)         (3,607,799)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          7,066,511           7,280,066
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         17,160,209          18,760,986
                                                                                            -----------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................                N/A                 N/A
      ADMINISTRATOR CLASS ................................................................                N/A                 N/A
      ADVISOR CLASS ......................................................................         (4,221,622)         (2,936,236)
      INSTITUTIONAL CLASS ................................................................           (113,796)           (233,045)
      INVESTOR CLASS .....................................................................         (7,603,358)        (16,101,944)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................                N/A                 N/A
      ADMINISTRATOR CLASS ................................................................                N/A                 N/A
      ADVISOR CLASS ......................................................................                  0                   0
      INSTITUTIONAL CLASS ................................................................                  0                   0
      INVESTOR CLASS .....................................................................                  0                   0
                                                                                            -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (11,938,776)        (19,271,225)
                                                                                            -----------------   -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................                N/A                 N/A
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1). ...............................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                N/A                 N/A
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................         19,799,095         130,262,203
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................            381,565           1,103,818
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................         (9,799,391)        (34,791,711)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE  TRANSACTIONS -
   ADVISOR CLASS .........................................................................         10,381,269          96,574,310
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................              2,173             120,144
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................             95,768             223,858
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................         (3,097,317)           (244,742)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................         (2,999,376)             99,260
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................         28,552,480          28,625,622
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................          4,489,788          11,189,136
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................        (24,187,509)        (78,183,429)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................          8,854,759         (38,368,671)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................         16,236,652          58,304,899
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         21,458,085          57,794,660
                                                                                            -----------------   -----------------
ENDING NET ASSETS ........................................................................  $     346,580,494   $     325,122,408
                                                                                            =================   =================

                                                                                                     SHORT-TERM BOND FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                            NOVEMBER 30, 2006          YEAR ENDED
                                                                                                   (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................  $     469,018,137   $     565,181,757

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................         10,753,556          21,626,607
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................            217,648          (1,585,572)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          3,643,461          (7,070,922)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................         14,614,665          12,970,113
                                                                                            -----------------   -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................                N/A                 N/A
      ADMINISTRATOR CLASS ................................................................                N/A                 N/A
      ADVISOR CLASS ......................................................................           (153,171)           (289,709)
      INSTITUTIONAL CLASS ................................................................         (1,769,954)         (3,031,837)
      INVESTOR CLASS .....................................................................         (9,007,333)        (19,135,057)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................                N/A                 N/A
      ADMINISTRATOR CLASS ................................................................                N/A                 N/A
      ADVISOR CLASS ......................................................................                  0                   0
      INSTITUTIONAL CLASS ................................................................                  0                   0
      INVESTOR CLASS .....................................................................                  0                   0
                                                                                            -----------------   -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................        (10,930,458)        (22,456,603)
                                                                                            -----------------   -----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                N/A                 N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................                N/A                 N/A
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................                N/A                 N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................                N/A                 N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1). ...............................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                N/A                 N/A
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................          2,239,892           3,213,749
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................            112,365             269,481
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................         (1,612,931)         (5,465,646)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................            739,326          (1,982,416)
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          7,812,218          52,752,426
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................          1,314,041           2,618,171
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................         (4,827,952)        (39,293,856)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................          4,298,307          16,076,741
                                                                                            -----------------   -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................         17,442,271          55,430,538
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................          6,560,836          16,643,010
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................        (53,137,824)       (172,845,002)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................        (29,134,717)       (100,771,454)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ..........................................................................        (24,097,084)        (86,677,129)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................        (20,412,877)        (96,163,619)
                                                                                            -----------------   -----------------
ENDING NET ASSETS ........................................................................  $     448,605,260   $     469,018,138
                                                                                            =================   =================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    CORPORATE BOND FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                            NOVEMBER 30, 2006          YEAR ENDED
                                                                                                  (UNAUDITED)        MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                N/A                 N/A
   SHARES REDEEMED - CLASS C .............................................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................                N/A                 N/A
                                                                                            -----------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS(NOTE 1) .............................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                                            -----------------   -----------------
   SHARES SOLD - ADVISOR CLASS ...........................................................            276,474             443,018
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................             27,153              71,337
   SHARES REDEEMED - ADVISOR CLASS .......................................................           (350,422)           (766,433)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............................            (46,795)           (252,078)
                                                                                            -----------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................            175,084             727,192
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................             42,313             175,124
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................           (159,034)         (6,013,983)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................             58,363          (5,111,667)
                                                                                            -----------------   -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................................          1,503,104           4,013,260
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................            445,484           1,186,995
   SHARES REDEEMED - INVESTOR CLASS ......................................................         (4,353,890)        (11,388,993)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................         (2,405,302)         (6,188,738)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         (2,393,734)        (11,552,483)
                                                                                            -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME(LOSS) ..............................  $           2,251   $           2,255
                                                                                            =================   =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                 GOVERNMENT SECURITIES FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED             FOR THE
                                                                                            NOVEMBER 30, 2006          YEAR ENDED
                                                                                                  (UNAUDITED)        MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................................             16,496              21,957
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................              1,999               6,246
   SHARES REDEEMED - CLASS C .............................................................            (15,792)           (102,863)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................              2,703             (74,660)
                                                                                            -----------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS(NOTE 1) .............................................          2,652,957          15,961,236
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........            215,200             353,509
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................         (2,611,466)         (6,228,285)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................            256,691          10,086,460
                                                                                            -----------------   -----------------
   SHARES SOLD - ADVISOR CLASS ...........................................................          1,203,205           1,906,146
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................            115,794             317,101
   SHARES REDEEMED - ADVISOR CLASS .......................................................         (1,480,390)         (2,721,322)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............................           (161,391)           (498,075)
                                                                                            -----------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................          1,890,422          10,705,343
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................            163,042             381,362
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................         (1,482,541)        (11,121,610)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................            570,923             (34,905)
                                                                                            -----------------   -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................................          9,574,418          18,963,367
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................          1,508,670           4,466,188
   SHARES REDEEMED - INVESTOR CLASS ......................................................        (15,905,693)        (48,960,190)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................         (4,822,605)        (25,530,635)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         (4,153,679)        (16,051,815)
                                                                                            -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................  $      (1,522,489)  $          27,249
                                                                                            =================   =================

                                                                                                       HIGH INCOME FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED            FOR THE
                                                                                            NOVEMBER 30, 2006         YEAR ENDED
                                                                                                  (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                N/A                 N/A
   SHARES REDEEMED - CLASS C .............................................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................                N/A                 N/A
                                                                                            -----------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                                            -----------------   -----------------
   SHARES SOLD - ADVISOR CLASS ...........................................................          2,592,205          16,931,212
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................             50,023             143,740
   SHARES REDEEMED - ADVISOR CLASS .......................................................         (1,285,283)         (4,530,717)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............................          1,356,945          12,544,235
                                                                                            -----------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                 50              15,544
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................             12,447              28,915
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................           (396,154)            (31,677)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................           (383,657)             12,782
                                                                                            -----------------   -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................................          3,723,541           3,715,358
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................            586,224           1,452,065
   SHARES REDEEMED - INVESTOR CLASS ......................................................         (3,154,745)        (10,151,246)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................          1,155,020          (4,983,823)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          2,128,308           7,573,194
                                                                                            -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................  $           1,518   $           1,364
                                                                                            =================   =================

                                                                                                     SHORT-TERM BOND FUND
                                                                                            -------------------------------------
                                                                                                      FOR THE
                                                                                             SIX MONTHS ENDED            FOR THE
                                                                                            NOVEMBER 30, 2006         YEAR ENDED
                                                                                                  (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                N/A                 N/A
   SHARES REDEEMED - CLASS C .............................................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................                N/A                 N/A
                                                                                            -----------------   -----------------
   SHARES SOLD - ADMINISTRATOR CLASS(NOTE 1) .............................................                N/A                 N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........                N/A                 N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................                N/A                 N/A
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                N/A                 N/A
                                                                                            -----------------   -----------------
   SHARES SOLD - ADVISOR CLASS ...........................................................            263,529             376,644
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................             13,224              31,554
   SHARES REDEEMED - ADVISOR CLASS .......................................................           (189,702)           (639,740)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............................             87,051            (231,542)
                                                                                            -----------------   -----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................            918,338           6,138,723
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................            154,473             306,491
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................           (567,721)         (4,576,033)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................            505,090           1,869,181
                                                                                            -----------------   -----------------
   SHARES SOLD - INVESTOR CLASS ..........................................................          2,054,235           6,479,799
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................            772,279           1,949,291
   SHARES REDEEMED - INVESTOR CLASS ......................................................         (6,260,877)        (20,222,707)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................         (3,434,363)        (11,793,617)
                                                                                            -----------------   -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..         (2,842,222)        (10,155,978)
                                                                                            -----------------   -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................  $        (174,024)  $           2,878
                                                                                            =================   =================

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                SHORT-TERM HIGH YIELD BOND FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED           FOR THE
                                                                                             NOVEMBER 30, 2006         YEAR ENDED
                                                                                                   (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................      $  131,016,584     $  167,467,833

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           3,460,987          7,690,021
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................            (214,559)           550,528
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................             909,819           (930,816)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................           4,156,247          7,309,733
                                                                                                --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS C ............................................................................                 N/A                N/A
      ADMINISTRATOR CLASS ................................................................                 N/A                N/A
      ADVISOR CLASS ......................................................................            (828,912)        (1,794,348)
      INSTITUTIONAL CLASS ................................................................                 N/A                N/A
      INVESTOR CLASS .....................................................................          (2,631,238)        (5,869,923)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS C ............................................................................                 N/A                N/A
      ADMINISTRATOR CLASS ................................................................                 N/A                N/A
      ADVISOR CLASS ......................................................................                   0                  0
      INSTITUTIONAL CLASS ................................................................                 N/A                N/A
      INVESTOR CLASS .....................................................................                   0                  0
                                                                                                --------------     --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................          (3,460,150)        (7,664,271)
                                                                                                --------------     --------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................                 N/A                N/A
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................                 N/A                N/A
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ................................                 N/A                N/A
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                 N/A                N/A
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................           2,128,679          9,791,905
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................             669,481          1,711,550
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................          (6,667,000)       (21,082,961)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................          (3,868,840)        (9,579,506)
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                 N/A                N/A
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................                 N/A                N/A
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................           7,533,330         19,087,210
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................           1,834,927          4,872,616
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................         (24,519,382)       (50,477,031)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................         (15,151,125)       (26,517,205)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         (19,019,965)       (36,096,711)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         (18,323,868)       (36,451,249)
                                                                                                --------------     --------------
ENDING NET ASSETS ........................................................................      $  112,692,716     $  131,016,584
                                                                                                ==============     ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                 ULTRA SHORT-TERM INCOME FUND
                                                                                             ------------------------------------
                                                                                                       FOR THE
                                                                                              SIX MONTHS ENDED            FOR THE
                                                                                             NOVEMBER 30, 2006         YEAR ENDED
                                                                                                   (UNAUDITED)       MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................     $   916,246,320     $1,122,779,786

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................          23,231,948         42,108,508
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................         (26,626,469)         2,939,990
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................          25,892,340         (5,065,512)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................          22,497,819         39,982,986
                                                                                                --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS C .............................................................................                 N/A                N/A
     ADMINISTRATOR CLASS .................................................................            (173,799)          (179,485)
     ADVISOR CLASS .......................................................................          (1,371,962)        (2,424,586)
     INSTITUTIONAL CLASS .................................................................          (1,431,871)        (2,482,183)
     INVESTOR CLASS ......................................................................         (21,061,819)       (40,033,270)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS C .............................................................................                 N/A                N/A
     ADMINISTRATOR CLASS .................................................................                   0                  0
     ADVISOR CLASS .......................................................................                   0                  0
     INSTITUTIONAL CLASS .................................................................                   0                  0
     INVESTOR CLASS ......................................................................                   0                  0
                                                                                                --------------     --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................         (24,039,451)       (45,119,524)
                                                                                                --------------     --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS C ...................................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ...............................................                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS C .....................................................                 N/A                N/A
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   CLASS C ...............................................................................                 N/A                N/A
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................           2,625,018          8,812,868
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................             138,801            174,292
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ................................          (3,079,883)        (3,015,639)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................            (316,064)         5,971,521
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - ADVISOR CLASS .............................................          13,685,226         30,371,003
   REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS .........................................           1,113,615          2,345,612
   COST OF SHARES REDEEMED - ADVISOR CLASS ...............................................         (15,075,283)       (40,624,476)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADVISOR CLASS .........................................................................            (276,442)        (7,907,861)
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................          27,952,358         71,767,148
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................           1,077,554          2,252,036
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................         (22,478,279)       (82,108,613)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................           6,551,633         (8,089,429)
                                                                                                --------------     --------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................         150,285,639        337,541,693
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................          15,777,760         36,096,064
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................        (207,794,113)      (565,008,916)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................         (41,730,714)      (191,371,159)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........         (35,771,587)      (201,396,928)
                                                                                                --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         (37,313,219)      (206,533,466)
                                                                                                --------------     --------------
ENDING NET ASSETS ........................................................................     $   878,933,101     $  916,246,320
                                                                                                ==============     ==============

WELLS FARGO ADVANTAGE INCOME FUNDS           STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               SHORT-TERM HIGH YIELD BOND FUND
                                                                                           --------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                           NOVEMBER 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)         MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................................               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................               N/A                  N/A
   SHARES REDEEMED - CLASS C .............................................................               N/A                  N/A
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................               N/A                  N/A
                                                                                              --------------       --------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........               N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................               N/A                  N/A
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................               N/A                  N/A
                                                                                              --------------       --------------
   SHARES SOLD - ADVISOR CLASS ...........................................................           250,985            1,147,654
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................            78,786              200,678
   SHARES REDEEMED - ADVISOR CLASS .......................................................          (784,509)          (2,472,101)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............................          (454,738)          (1,123,769)
                                                                                              --------------       --------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................               N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................               N/A                  N/A
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................               N/A                  N/A
                                                                                              --------------       --------------
   SHARES SOLD - INVESTOR CLASS ..........................................................           887,264            2,238,055
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................           215,950              571,308
   SHARES REDEEMED - INVESTOR CLASS ......................................................        (2,886,643)          (5,920,528)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................        (1,783,429)          (3,111,165)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (2,238,167)          (4,234,934)
                                                                                              --------------       --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $        1,673       $          836
                                                                                              ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS           WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                                                                ULTRA SHORT-TERM INCOME FUND
                                                                                           --------------------------------------
                                                                                                     FOR THE
                                                                                            SIX MONTHS ENDED              FOR THE
                                                                                           NOVEMBER 30, 2006           YEAR ENDED
                                                                                                 (UNAUDITED)         MAY 31, 2006
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS C .................................................................               N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................               N/A                  N/A
   SHARES REDEEMED - CLASS C .............................................................               N/A                  N/A
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................................               N/A                  N/A
                                                                                              --------------       --------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................           288,844              966,523
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........            15,293               19,122
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................          (339,176)            (330,477)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................           (35,039)             655,168
                                                                                              --------------       --------------
   SHARES SOLD - ADVISOR CLASS ...........................................................         1,502,300            3,321,587
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADVISOR CLASS ........................           122,294              256,482
   SHARES REDEEMED - ADVISOR CLASS .......................................................        (1,655,171)          (4,440,943)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADVISOR CLASS ............................           (30,577)            (862,874)
                                                                                              --------------       --------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................         3,066,845            7,842,808
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................           118,341              246,202
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................        (2,467,507)          (8,966,732)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................           717,679             (877,722)
                                                                                              --------------       --------------
   SHARES SOLD - INVESTOR CLASS ..........................................................        16,490,572           36,867,679
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .......................         1,731,925            3,945,992
   SHARES REDEEMED - INVESTOR CLASS ......................................................       (22,802,879)         (61,706,523)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................        (4,580,382)         (20,892,852)
                                                                                              --------------       --------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..        (3,928,319)         (21,978,280)
                                                                                              --------------       --------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................    $     (801,772)      $        5,731
                                                                                              ==============       ==============

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                   NET REALIZED
                                                    BEGINNING              NET              AND    DISTRIBUTIONS
                                                    NET ASSET       INVESTMENT       UNREALIZED         FROM NET
                                                    VALUE PER           INCOME   GAIN (LOSS) ON       INVESTMENT
                                                        SHARE           (LOSS)      INVESTMENTS           INCOME
----------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ..   $     9.96             0.25             0.40            (0.25)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.58             0.49            (0.62)           (0.49)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    10.67             0.29            (0.09)           (0.29)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    10.42             0.49             0.25            (0.49)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $     9.54             0.52             0.88            (0.52)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    10.80             0.63            (1.25)           (0.64)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    10.42             0.74             0.38            (0.74)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ..   $     9.96             0.27             0.40            (0.27)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.57             0.53            (0.61)           (0.53)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    10.65             0.31            (0.08)           (0.31)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    10.41             0.55             0.24            (0.55)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $     9.53             0.57             0.88            (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    10.79             0.68            (1.25)           (0.69)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    10.42             0.81             0.37            (0.81)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ..   $     9.96             0.25             0.40            (0.25)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.59             0.48            (0.63)           (0.48)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    10.67             0.29            (0.08)           (0.29)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    10.42             0.50             0.25            (0.50)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $     9.54             0.53             0.88            (0.53)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    10.80             0.65            (1.26)           (0.65)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    10.43             0.76             0.37            (0.76)

GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ..   $    10.15             0.20             0.28            (0.21)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.77             0.35            (0.50)           (0.41)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    10.92             0.12             0.01            (0.16)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    11.05             0.15             0.20            (0.25)
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 .......   $    11.14             0.19            (0.06)           (0.22)

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ..   $    10.15             0.24             0.29            (0.26)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.77             0.48            (0.53)           (0.51)
APRIL 11, 2005(5) TO MAY 31, 2005(4) ...........   $    10.61             0.05             0.17            (0.06)

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ..   $    10.15             0.24             0.28            (0.25)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.77             0.43            (0.51)           (0.48)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    10.93             0.20             0.00(6)         (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    11.05             0.25             0.21            (0.35)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    11.35             0.25             0.07            (0.36)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    11.25             0.42             0.30            (0.46)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    10.33             0.54             0.92            (0.54)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ..   $    10.14             0.26             0.29            (0.27)
JUNE 1, 2005 TO MAY 31, 2006 ...................   $    10.77             0.49            (0.53)           (0.53)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ............   $    10.93             0.23             0.00(6)         (0.27)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ...........   $    11.05             0.32             0.21            (0.42)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ...........   $    11.36             0.34             0.05            (0.44)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ...........   $    11.26             0.48             0.31            (0.53)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ...........   $    10.34             0.60             0.93            (0.61)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS       ENDING
                                                        FROM NET    NET ASSET
                                                        REALIZED    VALUE PER
                                                           GAINS        SHARE
-----------------------------------------------------------------------------
CORPORATE BOND FUND
-----------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...           0.00   $    10.36
JUNE 1, 2005 TO MAY 31, 2006 ....................           0.00   $     9.96
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............           0.00   $    10.58
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00   $    10.67
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00   $    10.42
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00   $     9.54
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00   $    10.80

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...           0.00   $    10.36
JUNE 1, 2005 TO MAY 31, 2006 ....................           0.00   $     9.96
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............           0.00   $    10.57
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00   $    10.65
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00   $    10.41
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00   $     9.53
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00   $    10.79

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...           0.00   $    10.36
JUNE 1, 2005 TO MAY 31, 2006 ....................           0.00   $     9.96
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............           0.00   $    10.59
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............           0.00   $    10.67
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............           0.00   $    10.42
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............           0.00   $     9.54
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00   $    10.80

GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...           0.00   $    10.42
JUNE 1, 2005 TO MAY 31, 2006 ....................          (0.06)  $    10.15
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............          (0.12)  $    10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.23)  $    10.92
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ........           0.00   $    11.05

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...           0.00   $    10.42
JUNE 1, 2005 TO MAY 31, 2006 ....................          (0.06)  $    10.15
APRIL 11, 2005(5) TO MAY 31, 2005(4) ............           0.00   $    10.77

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...           0.00   $    10.42
JUNE 1, 2005 TO MAY 31, 2006 ....................          (0.06)  $    10.15
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............          (0.12)  $    10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.23)  $    10.93
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          (0.26)  $    11.05
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.16)  $    11.35
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00   $    11.25

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...           0.00   $    10.42
JUNE 1, 2005 TO MAY 31, 2006 ....................          (0.06)  $    10.14
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............          (0.12)  $    10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............          (0.23)  $    10.93
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............          (0.26)  $    11.05
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............          (0.16)  $    11.36
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............           0.00   $    11.26

                                                       RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    ------------------------------------------------
                                                    NET INVESTMENT      GROSS   EXPENSES         NET
                                                     INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
----------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.47%      1.15%     (0.17)%      0.98%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.68%      1.11%     (0.11)%      1.00%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             4.60%      1.23%     (0.16)%      1.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             4.70%      1.20%     (0.08)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             5.10%      1.16%     (0.03)%      1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             6.40%      1.15%     (0.03)%      1.12%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             6.72%      1.29%     (0.14)%      1.15%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.66%      0.70%     (0.09)%      0.61%
JUNE 1, 2005 TO MAY 31, 2006 ....................             5.01%      0.65%     (0.04)%      0.61%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             5.08%      0.65%     (0.04)%      0.61%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             5.23%      0.60%     (0.03)%      0.57%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             5.59%      0.60%     (0.01)%      0.59%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             7.00%      0.59%     (0.01)%      0.58%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             7.42%      0.49%      0.00%       0.49%

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.46%      1.32%     (0.31)%      1.01%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.65%      1.28%     (0.25)%      1.03%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             4.62%      1.13%     (0.09)%      1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             4.78%      1.07%     (0.03)%      1.04%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             5.20%      1.04%     (0.01)%      1.03%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             6.60%      0.99%      0.00%       0.99%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             7.03%      0.95%      0.00%       0.95%

GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             1.91%      1.80%     (0.10)%      1.70%
JUNE 1, 2005 TO MAY 31, 2006 ....................             3.39%      1.80%     (0.10)%      1.70%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             2.14%      2.30%     (0.04)%      2.26%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             1.65%      2.10%     (0.04)%      2.06%
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ........             1.25%      2.17%     (0.06)%      2.11%

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.41%      0.87%     (0.17)%      0.70%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.50%      0.88%     (0.18)%      0.70%
APRIL 11, 2005(5) TO MAY 31, 2005(4) ............             3.54%      0.83%     (0.16)%      0.67%

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.29%      1.05%     (0.12)%      0.93%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.14%      1.05%     (0.10)%      0.95%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             3.33%      1.16%     (0.09)%      1.07%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             2.57%      1.18%     (0.06)%      1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             2.33%      1.12%     (0.01)%      1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             3.68%      1.14%     (0.04)%      1.10%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             4.50%      1.36%     (0.22)%      1.14%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.52%      0.60%     (0.12)%      0.48%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.60%      0.60%     (0.12)%      0.48%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             3.87%      0.58%     (0.05)%      0.53%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             3.19%      0.53%     (0.03)%      0.50%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             2.96%      0.48%      0.00%       0.48%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             4.50%      0.46%     (0.01)%      0.45%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             5.43%      0.47%      0.00%       0.47%

                                                               PORTFOLIO     NET ASSETS AT
                                                       TOTAL    TURNOVER     END OF PERIOD
                                                    RETURN(2)    RATE(3)   (000'S OMITTED)
------------------------------------------------------------------------------------------
CORPORATE BOND FUND
------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...       6.60%         75%      $    13,978
JUNE 1, 2005 TO MAY 31, 2006 ....................      (1.33)%       157%      $    13,899
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............       1.85%         85%      $    17,440
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       7.29%        133%      $    20,396
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............      14.89%        205%      $    28,663
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............      (5.84)%       412%      $    30,529
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............      10.98%        341%      $    32,041

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...       6.80%         75%      $    20,711
JUNE 1, 2005 TO MAY 31, 2006 ....................      (0.85)%       157%      $    19,323
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............       2.21%         85%      $    74,568
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       7.78%        133%      $    71,061
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............      15.51%        205%      $    76,644
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............      (5.35)%       412%      $    43,487
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............      11.62%        341%      $    31,997

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...       6.58%         75%      $   248,052
JUNE 1, 2005 TO MAY 31, 2006 ....................      (1.46)%       157%      $   262,325
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............       1.95%         85%      $   344,329
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       7.39%        133%      $   432,598
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............      15.00%        205%      $   555,582
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............      (5.71)%       412%      $   683,288
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............      11.10%        341%      $ 1,292,816

GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------
CLASS C
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...       4.78%         86%      $     1,435
JUNE 1, 2005 TO MAY 31, 2006 ....................      (1.48)%       207%      $     1,370
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............       1.24%        139%      $     2,257
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       3.20%        390%      $     2,979
DECEMBER 26, 2002(5) TO OCTOBER 31, 2003 ........       1.18%        531%      $     2,925

ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...       5.30%         86%      $   107,855
JUNE 1, 2005 TO MAY 31, 2006 ....................      (0.49)%       207%      $   102,434
APRIL 11, 2005(5) TO MAY 31, 2005(4) ............       2.12%        139%      $        60

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...       5.18%         86%      $    60,173
JUNE 1, 2005 TO MAY 31, 2006 ....................      (0.74)%       207%      $    60,242
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............       1.85%        139%      $    69,267
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       4.27%        390%      $    76,283
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............       2.89%        531%      $   120,753
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       6.77%        519%      $   106,721
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............      14.50%        552%      $    12,371

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...       5.52%         86%      $    93,285
JUNE 1, 2005 TO MAY 31, 2006 ....................      (0.37)%       207%      $    85,056
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............       2.17%        139%      $    90,647
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       4.92%        390%      $    84,366
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............       3.56%        531%      $   121,767
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       7.45%        519%      $   104,607
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............      15.28%        552%      $    76,172

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING          NET              AND      DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT       UNREALIZED           FROM NET
                                                           VALUE PER       INCOME   GAIN (LOSS) ON         INVESTMENT
                                                               SHARE       (LOSS)      INVESTMENTS             INCOME
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $    10.16         0.24             0.28              (0.25)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $    10.77         0.42            (0.49)             (0.48)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $    10.93         0.20             0.00(6)           (0.24)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $    11.05         0.26             0.21              (0.36)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $    11.36         0.28             0.05              (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $    11.26         0.43             0.31              (0.48)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $    10.33         0.55             0.95              (0.57)

HIGH INCOME FUND
---------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     7.63         0.27             0.12              (0.27)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     7.63         0.53             0.02              (0.55)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     7.84         0.30            (0.21)             (0.30)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     7.49         0.53             0.35              (0.53)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     6.31         0.55             1.18              (0.55)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     7.74         0.77            (1.43)             (0.77)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.67         1.01            (1.93)             (1.01)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     7.70         0.29             0.11              (0.29)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     7.69         0.45             0.13              (0.58)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     7.88         0.33            (0.19)             (0.33)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     7.53         0.58             0.35              (0.58)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     6.35         0.61             1.17              (0.60)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     7.75         0.82            (1.40)             (0.82)
JULY 31, 2001(5) TO OCTOBER 31, 2001 ..................   $     8.56         0.26            (0.81)             (0.26)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     7.66         0.27             0.12              (0.27)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     7.66         0.41             0.14              (0.55)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     7.86         0.31            (0.20)             (0.31)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     7.51         0.54             0.35              (0.54)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     6.33         0.57             1.18              (0.57)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     7.75         0.78            (1.42)             (0.78)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.68         1.03            (1.93)             (1.03)

SHORT-TERM BOND FUND
---------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     8.47         0.20             0.07              (0.20)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     8.62         0.35            (0.13)             (0.37)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     8.77         0.18            (0.14)             (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     8.81         0.26            (0.01)             (0.29)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     8.78         0.29             0.07              (0.33)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     9.40         0.42            (0.60)             (0.44)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.34         0.58             0.06              (0.58)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     8.48         0.22             0.07              (0.22)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     8.63         0.39            (0.14)             (0.40)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     8.78         0.20            (0.14)             (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     8.82         0.31            (0.01)             (0.34)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     8.79         0.34             0.08              (0.39)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     9.40         0.48            (0.59)             (0.50)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.35         0.64             0.05              (0.64)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     8.47         0.20             0.07              (0.20)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     8.62         0.35            (0.13)             (0.37)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     8.77         0.19            (0.14)             (0.20)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     8.81         0.27            (0.01)             (0.30)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     8.78         0.29             0.09              (0.35)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     9.39         0.44            (0.59)             (0.46)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.34         0.60             0.05              (0.60)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS       ENDING
                                                            FROM NET    NET ASSET
                                                            REALIZED    VALUE PER
                                                               GAINS        SHARE
---------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $    10.43
JUNE 1, 2005 TO MAY 31, 2006 ....................              (0.06)  $    10.16
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............              (0.12)  $    10.77
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............              (0.23)  $    10.93
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............              (0.26)  $    11.05
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............              (0.16)  $    11.36
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $    11.26

HIGH INCOME FUND
---------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     7.75
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     7.63
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     7.63
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     7.84
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     7.49
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     6.31
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     7.74

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     7.81
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     7.70
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     7.69
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     7.88
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     7.53
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     6.35
JULY 31, 2001(5) TO OCTOBER 31, 2001 ............               0.00   $     7.75

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     7.78
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     7.66
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     7.66
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     7.86
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     7.51
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     6.33
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     7.75

SHORT-TERM BOND FUND
---------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     8.54
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     8.47
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     8.62
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     8.77
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     8.81
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     8.78
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     9.40

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     8.55
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     8.48
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     8.63
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     8.78
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     8.82
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     8.79
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     9.40

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     8.54
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     8.47
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     8.62
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     8.77
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     8.81
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     8.78
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     9.39

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    -----------------------------------------------
                                                    NET INVESTMENT      GROSS   EXPENSES        NET
                                                     INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
---------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.27%      1.22%     (0.24)%     0.98%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.06%      1.22%     (0.20)%     1.02%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             3.37%      1.08%     (0.06)%     1.02%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             2.66%      1.06%     (0.03)%     1.03%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             2.55%      0.96%      0.00%      0.96%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             3.85%      0.92%     (0.01)%     0.91%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             5.08%      0.91%      0.00%      0.91%

HIGH INCOME FUND
---------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             3.58%      1.16%     (0.30)%     0.86%
JUNE 1, 2005 TO MAY 31, 2006 ....................             6.39%      1.17%     (0.30)%     0.87%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             6.59%      1.20%     (0.14)%     1.06%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             6.90%      1.20%     (0.07)%     1.13%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             7.74%      1.15%     (0.04)%     1.11%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............            10.45%      1.20%     (0.07)%     1.13%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............            11.31%      1.61%     (0.48)%     1.13%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             3.74%      0.75%     (0.33)%     0.42%
JUNE 1, 2005 TO MAY 31, 2006 ....................             5.83%      0.77%     (0.34)%     0.43%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             7.20%      0.51%     (0.09)%     0.42%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             7.58%      0.47%     (0.03)%     0.44%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             8.60%      0.45%      0.00%      0.45%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............            11.03%      0.46%      0.00%      0.46%
JULY 31, 2001(5) TO OCTOBER 31, 2001 ............            12.93%      0.49%      0.00%      0.49%

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             3.58%      1.33%     (0.47)%     0.86%
JUNE 1, 2005 TO MAY 31, 2006 ....................             5.41%      1.34%     (0.48)%     0.86%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             6.71%      1.08%     (0.13)%     0.95%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             7.06%      1.00%     (0.04)%     0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             8.09%      0.94%      0.00%      0.94%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............            10.62%      0.97%      0.00%      0.97%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............            11.48%      0.90%      0.00%      0.90%

SHORT-TERM BOND FUND
---------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.35%      1.09%     (0.23)%     0.86%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.14%      1.09%     (0.24)%     0.85%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             3.53%      1.18%     (0.14)%     1.04%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             2.96%      1.19%     (0.07)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             3.14%      1.15%     (0.02)%     1.13%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             4.66%      1.16%     (0.03)%     1.13%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             5.47%      1.34%     (0.21)%     1.13%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.54%      0.65%     (0.16)%     0.49%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.54%      0.64%     (0.16)%     0.48%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             4.07%      0.60%     (0.07)%     0.53%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             3.56%      0.54%     (0.03)%     0.51%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             3.78%      0.51%      0.00%      0.51%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             5.35%      0.48%      0.00%      0.48%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             6.57%      0.44%      0.00%      0.44%

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.33%      1.26%     (0.35)%     0.91%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.10%      1.26%     (0.36)%     0.90%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             3.70%      1.01%     (0.12)%     0.89%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             3.11%      0.99%     (0.03)%     0.96%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             3.39%      0.94%     (0.01)%     0.93%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             4.94%      0.90%      0.00%      0.90%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             6.23%      0.87%      0.00%      0.87%

                                                                  PORTFOLIO       NET ASSETS AT
                                                        TOTAL      TURNOVER       END OF PERIOD
                                                       RETURN(2)       RATE(3)  (000'S OMITTED)
-----------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (CONTINUED)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...        5.15%           86%         $  808,690
JUNE 1, 2005 TO MAY 31, 2006 ....................       (0.71)%         207%         $  836,567
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............        1.87%          139%         $1,162,518
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............        4.38%          390%         $1,230,428
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............        2.99%          531%         $2,010,247
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............        6.97%          519%         $2,360,229
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............       14.88%          552%         $1,690,980

HIGH INCOME FUND
-----------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...        5.26%           32%         $  125,677
JUNE 1, 2005 TO MAY 31, 2006 ....................        7.34%           98%         $  113,433
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............        1.16%           52%         $   17,681
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       12.11%          133%         $   22,315
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............       28.39%          172%         $   29,587
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       (9.44)%         120%         $   17,257
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............      (10.28)%         114%         $   14,821

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...        5.33%           32%         $      259
JUNE 1, 2005 TO MAY 31, 2006 ....................        7.96%           98%         $    3,208
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............        1.77%           52%         $    3,108
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       12.85%          133%         $   24,436
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............       29.11%          172%         $   41,891
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       (8.38)%         120%         $   47,281
JULY 31, 2001(5) TO OCTOBER 31, 2001 ............       (6.52)%         114%         $   13,626

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...        5.26%           32%         $  220,645
JUNE 1, 2005 TO MAY 31, 2006 ....................        7.36%           98%         $  208,482
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............        1.35%           52%         $  246,538
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............       12.26%          133%         $  300,358
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............       28.55%          172%         $  441,931
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       (9.14)%         120%         $  438,858
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............      (10.05)%         114%         $  846,866

SHORT-TERM BOND FUND
-----------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...        3.26%           20%         $    6,827
JUNE 1, 2005 TO MAY 31, 2006 ....................        2.60%           28%         $    6,035
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............        0.45%           14%         $    8,142
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............        2.87%           37%         $   10,240
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............        4.19%           97%         $   14,203
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       (1.89)%         154%         $    9,369
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............        6.93%          129%         $    9,657

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...        3.45%           20%         $   71,212
JUNE 1, 2005 TO MAY 31, 2006 ....................        2.98%           28%         $   66,350
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............        0.76%           14%         $   51,426
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............        3.50%           37%         $   49,940
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............        4.84%           97%         $   67,391
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       (1.14)%         154%         $   55,474
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............        7.57%          129%         $   71,474

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...        3.23%           20%         $  370,566
JUNE 1, 2005 TO MAY 31, 2006 ....................        2.55%           28%         $  396,633
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............        0.53%           14%         $  505,613
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............        3.05%           37%         $  516,105
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............        4.40%           97%         $  723,273
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............       (1.56)%         154%         $  933,238
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............        7.11%          129%         $1,348,372

WELLS FARGO ADVANTAGE INCOME FUNDS                          FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING          NET              AND      DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT       UNREALIZED           FROM NET
                                                           VALUE PER       INCOME   GAIN (LOSS) ON         INVESTMENT
                                                               SHARE       (LOSS)      INVESTMENTS             INCOME
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     8.49         0.24             0.05              (0.24)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     8.51         0.43            (0.02)             (0.43)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     8.69         0.22            (0.18)             (0.22)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     8.66         0.39             0.03              (0.39)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     8.28         0.46             0.38              (0.46)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     8.93         0.60            (0.65)             (0.60)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.88         0.79            (0.95)             (0.79)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     8.49         0.24             0.05              (0.24)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     8.52         0.44            (0.03)             (0.44)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     8.69         0.22            (0.17)             (0.22)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     8.66         0.40             0.03              (0.40)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     8.29         0.47             0.37              (0.47)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     8.93         0.61            (0.64)             (0.61)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.88         0.82            (0.95)             (0.82)

ULTRA SHORT-TERM INCOME FUND
----------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     9.09         0.24            (0.01)             (0.25)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     9.16         0.41            (0.05)             (0.43)
APRIL 11, 2005(5) TO MAY 31, 2005(4) ..................   $     9.16         0.05             0.00(6)           (0.05)

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     9.12         0.23            (0.01)             (0.24)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     9.17         0.39            (0.02)             (0.42)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     9.21         0.16            (0.02)             (0.18)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     9.33         0.20            (0.07)             (0.25)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     9.41         0.24            (0.01)             (0.31)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     9.82         0.34            (0.35)             (0.40)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.88         0.55            (0.05)             (0.56)

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     9.12         0.25            (0.01)             (0.26)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     9.17         0.43            (0.02)             (0.46)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     9.21         0.19            (0.02)             (0.21)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     9.33         0.24            (0.04)             (0.32)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     9.41         0.29             0.01              (0.38)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     9.82         0.36            (0.29)             (0.48)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.87         0.62            (0.04)             (0.63)

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) .........   $     9.12         0.23             0.00              (0.24)
JUNE 1, 2005 TO MAY 31, 2006 ..........................   $     9.17         0.38            (0.02)             (0.41)
NOVEMBER 1, 2004 TO MAY 31, 2005(4) ...................   $     9.22         0.17            (0.03)             (0.19)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..................   $     9.34         0.22            (0.06)             (0.28)
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..................   $     9.42         0.25             0.01              (0.34)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..................   $     9.82         0.35            (0.32)             (0.43)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..................   $     9.88         0.58            (0.05)             (0.59)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                          WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS       ENDING
                                                            FROM NET    NET ASSET
                                                            REALIZED    VALUE PER
                                                               GAINS        SHARE
---------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
---------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     8.54
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     8.49
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     8.51
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     8.69
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     8.66
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     8.28
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     8.93

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     8.54
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     8.49
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     8.52
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     8.69
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     8.66
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     8.29
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     8.93

ULTRA SHORT-TERM INCOME FUND
---------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     9.07
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     9.09
APRIL 11, 2005(5) TO MAY 31, 2005(4) ............               0.00   $     9.16

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     9.10
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     9.12
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     9.17
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     9.21
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     9.33
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     9.41
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     9.82

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     9.10
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     9.12
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     9.17
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     9.21
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     9.33
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     9.41
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     9.82

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...               0.00   $     9.11
JUNE 1, 2005 TO MAY 31, 2006 ....................               0.00   $     9.12
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............               0.00   $     9.17
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............               0.00   $     9.22
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............               0.00   $     9.34
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............               0.00   $     9.42
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............               0.00   $     9.82

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    -----------------------------------------------
                                                    NET INVESTMENT      GROSS   EXPENSES        NET
                                                     INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
---------------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.85%      1.19%     (0.33)%     0.86%
JUNE 1, 2005 TO MAY 31, 2006 ....................             5.05%      1.20%     (0.25)%     0.95%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             4.32%      1.23%     (0.14)%     1.09%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             4.54%      1.20%     (0.08)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             5.23%      1.16%     (0.04)%     1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             6.82%      1.18%     (0.06)%     1.12%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             7.95%      1.30%     (0.17)%     1.13%

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.86%      1.36%     (0.50)%     0.86%
JUNE 1, 2005 TO MAY 31, 2006 ....................             5.15%      1.37%     (0.51)%     0.86%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             4.41%      1.15%     (0.14)%     1.01%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             4.68%      1.03%     (0.04)%     0.99%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             5.48%      0.98%     (0.01)%     0.97%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             7.18%      0.93%     (0.01)%     0.92%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             8.45%      0.84%      0.00%      0.84%

ULTRA SHORT-TERM INCOME FUND
---------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.67%      0.87%     (0.27)%     0.60%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.51%      0.88%     (0.28)%     0.60%
APRIL 11, 2005(5) TO MAY 31, 2005(4) ............             3.35%      0.83%     (0.24)%     0.59%

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.57%      1.05%     (0.25)%     0.80%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.23%      1.06%     (0.26)%     0.80%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             2.98%      1.15%     (0.12)%     1.03%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             2.25%      1.17%     (0.05)%     1.12%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             2.37%      1.12%      0.00%      1.12%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             3.55%      1.11%     (0.01)%     1.10%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             4.93%      1.16%     (0.03)%     1.13%

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.79%      0.60%     (0.25)%     0.35%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.65%      0.61%     (0.26)%     0.35%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             3.60%      0.51%     (0.09)%     0.42%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             2.99%      0.41%     (0.03)%     0.38%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             3.16%      0.37%      0.00%      0.37%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             4.36%      0.36%     (0.01)%     0.35%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             6.09%      0.36%      0.00%      0.36%

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...             2.55%      1.22%     (0.38)%     0.84%
JUNE 1, 2005 TO MAY 31, 2006 ....................             4.17%      1.23%     (0.39)%     0.84%
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............             3.14%      0.99%     (0.12)%     0.87%
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............             2.49%      0.89%     (0.03)%     0.86%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............             2.70%      0.85%     (0.01)%     0.84%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............             3.87%      0.82%      0.00%      0.82%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............             5.75%      0.79%      0.00%      0.79%


                                                               PORTFOLIO       NET ASSETS AT
                                                     TOTAL      TURNOVER       END OF PERIOD
                                                    RETURN(2)       RATE(3)  (000'S OMITTED)
--------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------
ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...     3.50%            5%         $   26,939
JUNE 1, 2005 TO MAY 31, 2006 ....................     4.94%           60%         $   30,637
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............     0.47%           31%         $   40,297
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............     4.96%           71%         $   55,553
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............    10.35%          117%         $   73,487
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............    (0.68)%          86%         $   27,751
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............    (1.92)%          73%         $   17,544

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...     3.50%            5%         $   85,754
JUNE 1, 2005 TO MAY 31, 2006 ....................     4.90%           60%         $  100,379
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............     0.63%           31%         $  127,171
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............     5.08%           71%         $  164,928
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............    10.38%          117%         $  268,015
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............    (0.42)%          86%         $  200,429
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............    (1.64)%          73%         $  348,277

ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...     2.57%           10%         $    5,786
JUNE 1, 2005 TO MAY 31, 2006 ....................     4.03%           26%         $    6,114
APRIL 11, 2005(5) TO MAY 31, 2005(4) ............     0.53%           17%         $      161

ADVISOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...     2.47%           10%         $   50,549
JUNE 1, 2005 TO MAY 31, 2006 ....................     4.06%           26%         $   50,913
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............     1.55%           17%         $   59,097
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............     1.45%           26%         $   87,760
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............     2.49%           94%         $  145,769
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............    (0.06)%          50%         $   97,990
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............     5.12%           70%         $   81,827

INSTITUTIONAL CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...     2.70%           10%         $   54,714
JUNE 1, 2005 TO MAY 31, 2006 ....................     4.53%           26%         $   48,259
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............     1.90%           17%         $   56,560
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............     2.19%           26%         $   59,624
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............     3.26%           94%         $  213,690
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............     0.71%           50%         $  302,379
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............     6.03%           70%         $  783,961

INVESTOR CLASS
JUNE 1, 2006 TO NOVEMBER 30, 2006 (UNAUDITED) ...     2.56%           10%         $  767,885
JUNE 1, 2005 TO MAY 31, 2006 ....................     4.02%           26%         $  810,961
NOVEMBER 1, 2004 TO MAY 31, 2005(4) .............     1.51%           17%         $1,006,961
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ............     1.71%           26%         $1,277,777
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ............     2.77%           94%         $1,994,266
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ............     0.33%           50%         $2,092,448
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ............     5.47%           70%         $2,989,665

WELLS FARGO ADVANTAGE INCOME FUNDS                 NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4)   In 2005, the Fund changed its fiscal year-end from October 31 to May 31.

(5)   Commencement of operations.

(6)   Amount calculated is less than $0.005.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2006, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund. Each Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into certain Funds of the Trust.

      Effective at the close of business on April 8, 2005, the following Acquiring Fund ("Acquiring Fund") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                   Before Reorganization         After Reorganization
                                         -------------------------------------   ----------------------
                                                     Target Funds                   Acquiring Fund
-------------------------------------------------------------------------------------------------------
                                         STRONG SHORT-TERM   STRONG SHORT-TERM   WELLS FARGO ADVANTAGE
Fund                                       INCOME FUND          BOND FUND*        SHORT-TERM BOND FUND
-------------------------------------------------------------------------------------------------------
Shares:
--------------------------------------------------------------------------------------------------------
   ADVISOR CLASS                                    N/A             979,755               979,755
--------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                              N/A           5,941,048             5,941,048
--------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                             6,002,996          53,271,531            60,148,795
--------------------------------------------------------------------------------------------------------
Net Assets:
--------------------------------------------------------------------------------------------------------
   ADVISOR CLASS                                    N/A        $  8,432,342          $  8,432,342
--------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS                              N/A          51,177,795            51,177,795
--------------------------------------------------------------------------------------------------------
   INVESTOR CLASS                           $59,185,007         458,449,144           517,634,151
--------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation)     ($   226,619)      ($  1,975,269)        ($  2,201,888)
--------------------------------------------------------------------------------------------------------
Accumulated net realized losses            ($   425,633)      ($151,537,312)        ($151,962,945)
--------------------------------------------------------------------------------------------------------

*     Designates the accounting survivor.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                             Acquiring Funds                                                     Target Funds
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CORPORATE BOND FUND ADVISOR CLASS                                    STRONG CORPORATE BOND FUND ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CORPORATE BOND FUND INSTITUTIONAL CLASS                        STRONG CORPORATE BOND FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE CORPORATE BOND FUND INVESTOR CLASS                                  STRONG CORPORATE BOND FUND INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND CLASS C                                  STRONG GOVERNMENT SECURITIES FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ADMINISTRATOR CLASS (NEW)                                           NOT APPLICABLE
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ADVISOR CLASS                      STRONG GOVERNMENT SECURITIES FUND ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND INSTITUTIONAL CLASS          STRONG GOVERNMENT SECURITIES FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND INVESTOR CLASS                    STRONG GOVERNMENT SECURITIES FUND INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HIGH INCOME FUND ADVISOR CLASS                                      STRONG HIGH-YIELD BOND FUND ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HIGH INCOME FUND INSTITUTIONAL CLASS                          STRONG HIGH-YIELD BOND FUND INSTITUTIONAL CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HIGH INCOME FUND INVESTOR CLASS                                    STRONG HIGH-YIELD BOND FUND INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND ADVISOR CLASS            STRONG SHORT-TERM HIGH YIELD BOND FUND ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND INVESTOR CLASS          STRONG SHORT-TERM HIGH YIELD BOND FUND INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                         Acquiring Funds                                                         Target Funds
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ADVISOR CLASS                  STRONG ULTRA SHORT-TERM INCOME FUND ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ADMINISTRATOR CLASS (NEW)                                         NOT APPLICABLE
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND INSTITUTIONAL CLASS            STRONG ULTRA SHORT-TERM INCOME FUND INSTITUTIONAL
                                                                                                                              CLASS
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND INVESTOR CLASS                STRONG ULTRA SHORT-TERM INCOME FUND INVESTOR CLASS

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

      Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2006.

      At May 31, 2006, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                   Capital Loss
Fund                                               Year Expires   Carryforwards
--------------------------------------------------------------------------------
CORPORATE BOND FUND                                    2010       $ 130,791,795
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                             2014           2,498,901
--------------------------------------------------------------------------------
HIGH INCOME FUND                                       2007           2,505,751
                                                       2008           9,294,748
                                                       2009          78,272,914
                                                       2010         279,017,279
                                                       2011          28,016,734
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                                   2007          17,351,674
                                                       2009         109,813,638
                                                       2010           2,145,251
                                                       2011             263,758
                                                       2013             417,163
                                                       2014             764,108
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                        2008             495,102
                                                       2009           5,798,551
                                                       2010          65,207,342
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                           2007           4,074,382
                                                       2008          17,640,972
                                                       2009          17,899,192
                                                       2010         171,970,363
                                                       2011          21,629,987
                                                       2012          11,899,310

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At May 31, 2006, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                     Deferred
                                                                   Post-October
Fund                                                               Capital Loss
--------------------------------------------------------------------------------
CORPORATE BOND FUND                                                $  1,368,867
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                                           19,654,211
--------------------------------------------------------------------------------
HIGH INCOME FUND                                                     10,613,243
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                                                  1,858,681
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                                           6,820
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                                            270,153

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2006, the following Fund(s) held futures contracts:

                                                                                                             Net Unrealized
                                                                                                              Appreciation
Fund                           Contracts              Type               Expiration Date   Notional Amount   (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND             11 Short   Two-Year US Treasury Notes       March 2007      $  2,259,377      $   (4,377)
CORPORATE BOND FUND              5 Short   Five-Year US Treasury Notes      March 2007           532,664          (1,883)
CORPORATE BOND FUND             90 Short   Ten-Year US Treasury Notes       March 2007         9,861,472         (34,597)
CORPORATE BOND FUND              28 Long        US Treasury Bonds           March 2007         3,219,951         (17,451)
---------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND     241 Short   Two-Year US Treasury Notes       March 2007        49,499,354         (94,354)
GOVERNMENT SECURITIES FUND      617 Long   Five-Year US Treasury Notes      March 2007        65,142,659         355,747
GOVERNMENT SECURITIES FUND      453 Long   Ten-Year US Treasury Notes       March 2007        49,158,936         303,002
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND            138 Long   Two-Year US Treasury Notes       March 2007        28,246,690          43,310
SHORT-TERM BOND FUND            315 Long   Five-Year US Treasury Notes      March 2007        33,257,598         181,621
---------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND   324 Short   Two-Year US Treasury Notes       March 2007        66,547,878        (127,878)
ULTRA SHORT-TERM INCOME FUND   303 Short   Five-Year US Treasury Notes      March 2007        32,279,454        (114,110)

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2006, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values. At November 30, 2006, the Income Funds had no open swap contracts.

TERM LOANS

      The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser are entitled to be paid a monthly fee at the following annual rates:

                                                                                                            Subadvisory
                                                    Advisory Fees                                           Fees* (% of
                                Average Daily       (% of Average                        Average Daily     Average Daily
Fund                             Net Assets       Daily Net Assets)    Subadviser          Net Assets       Net Assets)
------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND          First $500 million         0.450         Wells Capital   First $100 million       0.200
                              Next $500 million         0.400          Management      Next $200 million       0.175
                                Next $2 billion         0.350         Incorporated     Next $200 million       0.150
                                Next $2 billion         0.325                          Over $500 million       0.100
                                 Over $5 billon         0.300
------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                            Subadvisory
                                                    Advisory Fees                                           Fees* (% of
                                Average Daily       (% of Average                       Average Daily      Average Daily
Fund                             Net Assets       Daily Net Assets)     Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND   First $500 million         0.450         Wells Capital   First $100 million       0.200
                              Next $500 million         0.400          Management      Next $200 million       0.175
                                Next $2 billion         0.350         Incorporated     Next $200 million       0.150
                                Next $2 billion         0.325                          Over $500 million       0.100
                                 Over $5 billon         0.300
------------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND             First $500 million         0.550         Wells Capital   First $100 million       0.350
                              Next $500 million         0.500          Management      Next $200 million       0.300
                                Next $2 billion         0.450         Incorporated     Next $200 million       0.250
                                Next $2 billion         0.425                          Over $500 million       0.200
                                 Over $5 billon         0.400
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND         First $500 million         0.450         Wells Capital   First $100 million       0.150
                              Next $500 million         0.400          Management      Next $200 million       0.100
                                Next $2 billion         0.350         Incorporated     Over $300 million       0.050
                                Next $2 billion         0.325
                                 Over $5 billon         0.300
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD        First $500 million         0.550         Wells Capital   First $100 million       0.350
BOND FUND                     Next $500 million         0.500          Management      Next $200 million       0.300
                                Next $2 billion         0.450         Incorporated     Next $200 million       0.250
                                Next $2 billion         0.425                          Over $500 million       0.200
                                 Over $5 billon         0.400
------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM             First $500 million         0.450         Wells Capital   First $100 million       0.150
INCOME FUND                   Next $500 million         0.400          Management      Next $200 million       0.100
                                Next $2 billion         0.350         Incorporated     Over $300 million       0.050
                                Next $2 billion         0.325
                                Over $5 billion         0.300

* Effective January 1, 2006. Prior to January 1, 2006, the investment subadviser listed below was entitled to be paid a monthly fee at the following rates:

                                                                                        Subadvisory Fees
                                                                                          (% of Average
Fund                                     Subadviser          Average Daily Net Assets   Daily Net Assets)
---------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND               Wells Capital Management      First $400 million            0.200
                                        Incorporated             Next $400 million            0.175
                                                                  Over $800 millon            0.150
---------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND        Wells Capital Management      First $400 million            0.200
                                        Incorporated             Next $400 million            0.175
                                                                  Over $800 millon            0.150
---------------------------------------------------------------------------------------------------------
HIGH INCOME FUND                  Wells Capital Management      First $400 million            0.200
                                        Incorporated             Next $400 million            0.175
                                                                  Over $800 millon            0.150
---------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND              Wells Capital Management      First $200 million            0.200
                                        Incorporated             Next $200 million            0.175
                                                                  Over $400 millon            0.150
---------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND   Wells Capital Management      First $400 million            0.200
                                        Incorporated             Next $400 million            0.175
                                                                  Over $800 millon            0.150
---------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND      Wells Capital Management      First $200 million            0.200
                                        Incorporated             Next $200 million            0.175
                                                                  Over $400 millon            0.150

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Administration Fees
                                         Average Daily         (% of Average
                                          Net Assets         Daily Net Assets)
-------------------------------------------------------------------------------
FUND LEVEL                             First $5 billion             0.05
                                        Next $5 billion             0.04
                                       Over $10 billion             0.03
-------------------------------------------------------------------------------
CLASS C                                All asset levels             0.28
-------------------------------------------------------------------------------
ADMINISTRATOR CLASS                    All asset levels             0.10
-------------------------------------------------------------------------------
ADVISOR CLASS 1,2                      All asset levels             0.28
-------------------------------------------------------------------------------
INSTITUTIONAL CLASS                    All asset levels             0.08
-------------------------------------------------------------------------------
INVESTOR CLASS 1,2                     All asset levels             0.45

1 The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the Short-Term High Yield Bond Fund.

2 The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the High Income Fund.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
ALL INCOME FUNDS                                                      0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets
--------------------------------------------------------------------------------
CLASS C, ADMINISTRATOR CLASS, ADVISOR CLASS AND INVESTOR CLASS        0.25
--------------------------------------------------------------------------------

      For the period ended November 30, 2006, shareholder servicing fees paid were as follows:

Fund                               Class C    Administrator Class    Advisor Class    Investor Class
----------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                    N/A               N/A            $ 17,172        $  316,639
----------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND         $ 1,757         $ 131,700              74,788         1,023,040
----------------------------------------------------------------------------------------------------
HIGH INCOME FUND                       N/A               N/A             147,631           265,915
----------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                   N/A               N/A               8,025           477,037
----------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND        N/A               N/A              36,411           115,503
----------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND           N/A             7,883              64,689         1,000,150

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      For the period ended November 30, 2006, distribution fees paid are disclosed on the Statements of Operations.

WELLS FARGO ADVANTAGE INCOME FUNDS     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended November 30, 2006, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios during the period were as follows:

                                                       Net Operating Expense Ratios
Fund                               Class C    Administrator    Advisor    Institutional    Investor
---------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                  N/A           N/A          0.95%*        0.61%         0.98%*
---------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND          1.70%         0.70%         0.90%*        0.48%         0.95%*
---------------------------------------------------------------------------------------------------
HIGH INCOME FUND                     N/A           N/A          0.86%         0.43%         0.86%
---------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                 N/A           N/A          0.85%         0.48%         0.90%
---------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND      N/A           N/A          0.86%          N/A          0.86%
---------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND         N/A          0.60%         0.80%         0.35%         0.84%

* Effective October 4, 2006. Prior to October 4, 2006, the net operating expense ratio in effect for the Corporate Bond Fund Advisor Class was 1.00%, the net operating expense ratio for the Corporate Bond Fund Investor Class was 1.03%, the net operating expense ratio for the Government Securities Fund Advisor Class was 0.95% and the net operating expense ratio for the Government Securities Fund Investor Class was 1.00%.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended November 30, 2006, were as follows:

Fund                                        Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
CORPORATE BOND FUND                           $ 209,957,601        $ 229,401,624
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                      998,604,154          986,535,795
--------------------------------------------------------------------------------
HIGH INCOME FUND                                125,351,919          100,013,691
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                            109,279,004           90,281,622
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                   5,737,021           28,597,697
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                    137,005,810           83,963,003

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the six months ended November 30, 2006, there were no borrowings by the Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)     WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

7. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------
      In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of November 30, 2006, Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Chair of Finance, Wake Forest        None
64                                                  University, since 2006. Benson-
                                                    Pruitt Professorship, Wake Forest
                                                    University, Calloway School of
                                                    Business and Accountancy, since
                                                    1999.
--------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO, and Co-Founder of     None
64                       (Chairman, since 2001)     Crystal Geyser Water Company, and
                                                    President of Crystal Geyser Roxane
                                                    Water Company.
--------------------------------------------------------------------------------------------------------------
Richard M. Leach         Trustee, since 1987        Retired. Prior thereto, President    None
73                                                  of Richard M. Leach Associates (a
                                                    financial consulting firm).
--------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
53                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center on
                                                    Pensions and Retirement. Research
                                                    Associate and Board Member, Penn
                                                    Aging Research Center. Research
                                                    Associate, National Bureau of
                                                    Economic Research.
--------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
55                                                  relations firm of Himle-Horner,
                                                    and Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota
                                                    (a public policy organization).
--------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
66                                                  Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE**        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
62                                                  Developer. Prior thereto, Chairman
                                                    of White Point Capital, LLC until
                                                    2005.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         POSITION HELD AND          PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE          PAST FIVE YEARS                      OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells    None
47                                                  Fargo Bank, N.A. and President of
                                                    Wells Fargo Funds Management, LLC.
                                                    Senior Vice President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC from
                                                    2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000      Vice President and Managing Senior   None
46                                                  Counsel of Wells Fargo Bank, N.A.
                                                    and Senior Vice President and
                                                    Secretary of Wells Fargo Funds
                                                    Management, LLC. Vice President
                                                    and Senior Counsel of Wells Fargo
                                                    Bank, N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------
A. Erdem Cimen           Treasurer, since 2006      Vice President of Wells Fargo        None
33                                                  Bank, N.A. and Vice President of
                                                    Financial Operations for Wells
                                                    Fargo Funds Management, LLC. Vice
                                                    President and Group Finance
                                                    Officer of Wells Fargo Bank, N.A.
                                                    Auto Finance Group from 2004 to
                                                    2006. Vice President of Portfolio
                                                    Risk Management for Wells Fargo
                                                    Bank, N.A. Auto Finance Group in
                                                    2004. Vice President of Portfolio
                                                    Research and Analysis for Wells
                                                    Fargo Bank, N.A. Auto Finance
                                                    Group from 2001 to 2004. Director
                                                    of Small Business Services Risk
                                                    Management for American Express
                                                    Travel Related Services from 2000
                                                    to 2001.
--------------------------------------------------------------------------------------------------------------
Dorothy A. Peters        Chief Compliance           Chief Compliance Officer of Wells    None
45                       Officer, since 2004        Fargo Funds Management, LLC since
                                                    2004 and Compliance Officer of
                                                    Wells Fargo Funds Management, LLC
                                                    from 1999 to 2002. Compliance
                                                    Manager of Wells Fargo Investments
                                                    from 1997 to 1999. In 2002, Ms.
                                                    Peters left Wells Fargo Funds
                                                    Management, LLC to pursue personal
                                                    goals.
--------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of November 30, 2006, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE INCOME FUNDS                         LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG          --Association of Bay Area Governments
      ADR           --American Depositary Receipt
      AMBAC         --American Municipal Bond Assurance Corporation
      AMT           --Alternative Minimum Tax
      ARM           --Adjustable Rate Mortgages
      BART          --Bay Area Rapid Transit
      CDA           --Community Development Authority
      CDO           --Collateralized Debt Obligation
      CDSC          --Contingent Deferred Sales Charge
      CGIC          --Capital Guaranty Insurance Company
      CGY           --Capital Guaranty Corporation
      COP           --Certificate of Participation
      CP            --Commercial Paper
      CTF           --Common Trust Fund
      DW&P          --Department of Water & Power
      DWR           --Department of Water Resources
      ECFA          --Educational & Cultural Facilities Authority
      EDFA          --Economic Development Finance Authority
      ETET          --Eagle Tax-Exempt Trust
      FFCB          --Federal Farm Credit Bank
      FGIC          --Financial Guaranty Insurance Corporation
      FHA           --Federal Housing Authority
      FHAG          --Federal Housing Agency
      FHLB          --Federal Home Loan Bank
      FHLMC         --Federal Home Loan Mortgage Corporation
      FNMA          --Federal National Mortgage Association
      GDR           --Global Depositary Receipt
      GNMA          --Government National Mortgage Association
      GO            --General Obligation
      HCFR          --Healthcare Facilities Revenue
      HEFA          --Health & Educational Facilities Authority
      HEFAR         --Higher Education Facilities Authority Revenue
      HFA           --Housing Finance Authority
      HFFA          --Health Facilities Financing Authority
      IDA           --Industrial Development Authority
      IDAG          --Industrial Development Agency
      IDR           --Industrial Development Revenue
      LIBOR         --London Interbank Offered Rate
      LLC           --Limited Liability Corporation
      LOC           --Letter of Credit
      LP            --Limited Partnership
      MBIA          --Municipal Bond Insurance Association
      MFHR          --Multi-Family Housing Revenue
      MTN           --Medium Term Note
      MUD           --Municipal Utility District
      PCFA          --Pollution Control Finance Authority
      PCR           --Pollution Control Revenue
      PFA           --Public Finance Authority
      PFFA          --Public Facilities Financing Authority
      plc           --Public Limited Company
      PSFG          --Public School Fund Guaranty
      R&D           --Research & Development
      RDA           --Redevelopment Authority
      RDFA          --Redevelopment Finance Authority
      REITS         --Real Estate Investment Trusts
      SFHR          --Single Family Housing Revenue
      SFMR          --Single Family Mortgage Revenue
      SLMA          --Student Loan Marketing Association
      TBA           --To Be Announced
      TRAN          --Tax Revenue Anticipation Notes
      USD           --Unified School District
      XLCA          --XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO] WELLS ADVANTAGE
       FARGO FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(c) 2006 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    101659 01-07
                                                              SIFNL/SAR104 11-06

ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASES
================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                     Wells Fargo Funds Trust


                                                     By: /s/ Karla M. Rabusch
                                                         --------------------
                                                         Karla M. Rabusch
                                                         President


                                                     By: /s/ A. Erdem Cimen
                                                         ------------------
                                                         A. Erdem Cimen
                                                         Treasurer

                                                     Date: January 22, 2007

                                  CERTIFICATION


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2007

/s/ Karla M. Rabusch
-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;


         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and


         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):


         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2007

/s/ A. Erdem Cimen
-----------------------
A. Erdem Cimen
Treasurer
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2007
                                                     /s/ Karla M. Rabusch
                                                     -----------------------
                                                     Karla M. Rabusch
                                                     President
                                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended August 31, 2006 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2007
                                                     /s/ A. Erdem Cimen
                                                     -----------------------
                                                     A. Erdem Cimen
                                                     Treasurer
                                                     Wells Fargo Funds Trust